UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 68.5%
	Automobiles & Components - 0.5%
285,400	Ford Motor Co.	$4,232,482

	Banks - 7.4%
174,900	Citigroup, Inc.	10,224,654
241,300	JP Morgan Chase & Co.	16,536,289
45,410	M&T Bank Corp.	5,955,522
92,600	PNC Financial Services Group, Inc.	9,091,468
280,600	Wells Fargo & Co.	16,238,322

		58,046,255

	Capital Goods - 4.3%
65,800	3M Co.	9,958,172
121,300	Eaton Corp. plc	7,348,354
122,500	Fortune Brands Home & Security, Inc.	5,849,375
98,900	Ingersoll-Rand plc	6,072,460
48,400	United Technologies Corp.	4,855,004

		34,083,365

	Commercial & Professional Services - 0.7%
112,600	Nielsen N.V.	5,456,596

	Consumer Durables & Apparel - 0.5%
36,500	PVH Corp.	4,235,460

	Consumer Services - 1.2%
40,800	McDonald’s Corp.	4,074,288
83,500	Norwegian Cruise Line Holdings Ltd.*	5,212,070

		9,286,358

	Diversified Financials - 3.2%
38,700	Ameriprise Financial, Inc.	4,863,429
24,000	BlackRock, Inc.	8,071,680
26,800	Goldman Sachs Group, Inc.	5,495,876
174,800	Invesco Ltd.	6,747,280

		25,178,265

	Energy - 4.7%
54,500	Anadarko Petroleum Corp.	4,052,075
61,600	Chevron Corp.	5,450,368
56,000	EOG Resources, Inc.	4,322,640
90,000	Exxon Mobil Corp.	7,128,900
112,600	Halliburton Co.	4,705,554
188,000	Marathon Oil Corp.	3,949,880
56,000	Occidental Petroleum Corp.	3,931,200
201,000	Southwestern Energy Co.*	3,738,600

		37,279,217

	Food & Staples Retailing - 1.4%
94,900	CVS Health Corp.	10,673,403

	Food, Beverage & Tobacco - 3.6%
34,400	Anheuser-Busch InBev N.V. ADR	4,112,520
102,764	British American Tobacco plc	6,101,719
129,700	Coca-Cola Co.	5,328,076
77,480	Kraft Heinz Co.	6,157,336
145,900	Mondelez International, Inc. Class A	6,584,467

		28,284,118

	Health Care Equipment & Services - 3.0%
68,200	Baxter International, Inc.	2,733,456
158,552	Medtronic plc	12,428,891
72,500	UnitedHealth Group, Inc.	8,801,500

		23,963,847

	Household & Personal Products - 0.6%
54,100	Estee Lauder Cos., Inc. Class A	4,820,851

	Insurance - 2.7%
113,100	American International Group, Inc.	7,251,972

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

171,800	Marsh & McLennan Cos., Inc.	$9,954,092
111,473	Unum Group	3,995,192

		21,201,256

	Materials - 1.7%
126,400	Dow Chemical Co.	5,948,384
103,800	International Paper Co.	4,968,906
63,500	Nucor Corp.	2,802,890

		13,720,180

	Media - 2.8%
81,000	CBS Corp. Class B	4,331,070
114,000	Comcast Corp. Class A	7,114,740
118,900	Thomson Reuters Corp.	4,809,505
51,500	Walt Disney Co.	6,180,000

		22,435,315

	Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
78,200	Agilent Technologies, Inc.	3,202,290
20,500	Allergan plc*	6,788,575
46,500	Amgen, Inc.	8,211,435
167,400	AstraZeneca plc ADR	5,656,446
68,200	Baxalta, Inc.*	2,239,006
164,200	Bristol-Myers Squibb Co.	10,778,088
40,600	Eisai Co., Ltd.	2,649,755
82,240	Gilead Sciences, Inc.	9,692,806
237,000	Merck & Co., Inc.	13,973,520
21,721	Roche Holding AG	6,275,689
95,064	UCB S.A.	7,355,761
43,630	Vertex Pharmaceuticals, Inc.*	5,890,050

		82,713,421

	Real Estate - 0.2%
79,800	Paramount Group, Inc. REIT	1,426,026

	Retailing - 2.9%
2,006,600	Allstar Co.*(1)(2)	2,026,666
79,600	Dollar General Corp.	6,397,452
79,700	Home Depot, Inc.	9,327,291
71,100	Nordstrom, Inc.	5,425,641

		23,177,050

	Semiconductors & Semiconductor Equipment - 3.7%
86,300	Analog Devices, Inc.	5,033,879
292,600	Intel Corp.	8,470,770
462,800	Marvell Technology Group Ltd.	5,757,232
294,100	Maxim Integrated Products, Inc.	10,011,164

		29,273,045

	Software & Services - 6.3%
82,300	Accenture plc Class A	8,485,953
21,557	Google, Inc. Class C*	13,486,275
318,900	Microsoft Corp.	14,892,630
147,700	Oracle Corp.	5,899,138
299,830	Symantec Corp.	6,818,134

		49,582,130

	Technology Hardware & Equipment - 4.4%
154,300	Apple, Inc.	18,716,590
574,400	Cisco Systems, Inc.	16,324,448

		35,041,038

	Telecommunication Services - 0.4%
59,629	Verizon Communications, Inc.	2,790,041

	Transportation - 0.6%
47,800	Union Pacific Corp.	4,664,802

	Utilities - 1.2%
89,900	NextEra Energy, Inc.	9,457,480

	Total Common Stocks (cost $390,308,856)	541,022,001

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

Asset & Commercial Mortgage Backed Securities - 1.2%
	Asset-Backed - Automobile - 0.5%
$ 130,000	AmeriCredit Automobile Receivables Trust 2.72%, 09/09/2019	$132,693
280,000	Drive Auto Receivables Trust 2.12%, 06/17/2019(3)	279,752
381,564	Exeter Automobile Receivables Trust 1.54%, 11/15/2019(3)	381,372
320,000	First Investors Automotive Owner Trust 1.67%, 11/16/2020(3)	320,021
100,000	Ford Credit Automotive Owner Trust 1.36%, 10/15/2018	100,052
100,000	Hyundai Automotive Receivables Trust 2.48%, 03/15/2019	102,600
120,000	Prestige Automotive Receivables Trust 1.91%, 04/15/2020(3)	120,324
	Santander Drive Automotive Receivables Trust
365,000	1.97%, 11/15/2019	366,540
742,000	2.25%, 06/17/2019	748,965
85,000	2.33%, 11/15/2019	85,902
491,000	2.36%, 04/15/2020	494,408
140,000	2.57%, 03/15/2019	141,981
	Westlake Automobile Receivables Trust
282,498	0.97%, 10/16/2017(3)	282,401
320,000	1.83%, 01/15/2021(3)	320,543

		3,877,554

	Asset-Backed - Finance & Insurance - 0.4%
	Ally Master Owner Trust
900,000	1.54%, 09/15/2019	900,609
975,000	1.60%, 10/15/2019	979,777
100,000	Ford Credit Floorplan Master Owner Trust 2.09%, 03/15/2022(3)	99,819
310,000	SBA Tower Trust 2.90%, 10/15/2044(3)	310,461
	Springleaf Funding Trust
385,000	3.16%, 11/15/2024(3)	388,960
170,000	3.48%, 05/15/2028(3)	170,262

		2,849,888

	Commercial Mortgage-Backed Securities - 0.3%
345,000	Hilton USA Trust 2.66%, 11/05/2030(3)	345,769
472,219	JP Morgan Chase Commercial Mortgage Securities Trust 5.70%, 02/12/2049(4)	499,408
196,350	LB-UBS Commercial Mortgage Trust 6.15%, 04/15/2041(4)	212,716
693,123	Merrill Lynch/Countrywide Commercial Mortgage Trust 5.74%, 06/12/2050(4)	736,762
540,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2035(3)(4)	533,472
443,489	Wachovia Bank Commercial Mortgage Trust 5.31%, 11/15/2048	457,901

		2,786,028

	Total Asset & Commercial Mortgage Backed Securities (cost $9,528,999)	9,513,470

Corporate Bonds - 11.2%
	Aerospace/Defense - 0.0%
65,000	United Technologies Corp. 3.10%, 06/01/2022	65,561

	Agriculture - 0.3%
	Altria Group, Inc.
230,000	4.50%, 05/02/2043	218,457
420,000	4.75%, 05/05/2021	455,793

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

	BAT International Finance plc
$ 160,000	2.75%, 06/15/2020(3)	$162,207
565,000	3.25%, 06/07/2022(3)	565,557
65,000	3.50%, 06/15/2022(3)	66,098
250,000	Imperial Tobacco Finance plc 3.75%, 07/21/2022(3)	248,582
300,000	Philip Morris International, Inc. 2.63%, 03/06/2023	289,023

		2,005,717

	Airlines - 0.2%
610,425	Continental Airlines, Inc. 5.98%, 10/19/2023	674,520
	Southwest Airlines Co.
400,000	5.75%, 12/15/2016	424,215
501,495	6.15%, 02/01/2024	565,436

		1,664,171

	Auto Manufacturers - 0.4%
1,000,000	Daimler Finance NA LLC 2.63%, 09/15/2016(3)	1,015,417
	Ford Motor Credit Co. LLC
1,165,000	2.38%, 03/12/2019	1,156,423
465,000	3.16%, 08/04/2020	465,535
700,000	Nissan Motor Acceptance Corp. 1.80%, 03/15/2018(3)	701,144

		3,338,519

	Beverages - 0.2%
610,000	Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/2019	721,544
	Coca-Cola Femsa S.A.B. de C.V.
222,000	2.38%, 11/26/2018	224,264
250,000	3.88%, 11/26/2023	261,198
	Heineken N.V.
245,000	2.75%, 04/01/2023(3)	238,646
10,000	4.00%, 10/01/2042(3)	8,989
	Molson Coors Brewing Co.
180,000	3.50%, 05/01/2022	182,536
85,000	5.00%, 05/01/2042	83,730

		1,720,907

	Biotechnology - 0.1%
	Celgene Corp.
55,000	2.25%, 05/15/2019	55,124
125,000	3.63%, 05/15/2024	122,886
	Gilead Sciences, Inc.
180,000	3.50%, 02/01/2025	180,637
195,000	3.70%, 04/01/2024	199,315
75,000	4.50%, 02/01/2045	74,428

		632,390

	Chemicals - 0.0%
375,000	LyondellBasell Industries 4.63%, 02/26/2055	329,481
65,000	Monsanto Co. 4.70%, 07/15/2064	56,404

		385,885

	Commercial Banks - 2.9%
1,200,000	American Express Centurion Bank 6.00%, 09/13/2017	1,308,474
	Bank of America Corp.
750,000	4.20%, 08/26/2024	753,075
560,000	5.00%, 05/13/2021	616,208
1,200,000	5.42%, 03/15/2017	1,267,450
	Bank of New York Mellon Corp.
440,000	2.15%, 02/24/2020	436,655
200,000	3.00%, 02/24/2025	193,235

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Barclays Bank plc
$ 200,000	2.50%, 02/20/2019	$202,346
350,000	3.75%, 05/15/2024	354,394
150,000	6.05%, 12/04/2017(3)	162,866
	BNP Paribas S.A.
425,000	2.40%, 12/12/2018	430,394
65,000	3.25%, 03/03/2023	65,245
	BPCE S.A.
375,000	2.50%, 12/10/2018	380,950
250,000	4.00%, 04/15/2024	256,512
200,000	5.15%, 07/21/2024(3)	205,290
	Capital One Financial Corp.
200,000	3.20%, 02/05/2025	188,651
615,000	3.75%, 04/24/2024	608,145
	Citigroup, Inc.
255,000	2.50%, 07/29/2019	255,733
300,000	4.95%, 11/07/2043	316,689
140,000	5.30%, 05/06/2044	146,952
300,000	6.13%, 05/15/2018	332,932
105,000	8.13%, 07/15/2039	152,441
405,000	Credit Agricole S.A. 2.50%, 04/15/2019(3)	409,446
	Credit Suisse New York
250,000	2.30%, 05/28/2019	251,057
335,000	3.63%, 09/09/2024	335,515
250,000	Discover Bank/Greenwood 3.10%, 06/04/2020	251,239
450,000	Fifth Third Bancorp 2.88%, 10/01/2021	449,764
	Goldman Sachs Group, Inc.
905,000	2.38%, 01/22/2018	918,309
500,000	3.63%, 01/22/2023	504,676
595,000	5.63%, 01/15/2017	628,492
470,000	6.25%, 02/01/2041	564,245
650,000	HSBC Holdings plc 6.10%, 01/14/2042	811,028
580,000	Huntington National Bank 2.40%, 04/01/2020	574,880
900,000	ING Bank N.V. 3.75%, 03/07/2017(3)	932,713
	JP Morgan Chase & Co.
650,000	3.25%, 09/23/2022	650,242
180,000	3.38%, 05/01/2023	176,308
230,000	5.40%, 01/06/2042	258,612
100,000	6.30%, 04/23/2019	114,306
550,000	Korea Development Bank 2.50%, 03/11/2020	553,142
100,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(3)	99,299
300,000	Merrill Lynch & Co., Inc. 6.40%, 08/28/2017	327,421
	Morgan Stanley
425,000	2.50%, 01/24/2019	429,910
625,000	3.70%, 10/23/2024	625,868
550,000	5.75%, 01/25/2021	624,991
125,000	National City Corp. 6.88%, 05/15/2019	144,410
575,000	Skandinaviska Enskilda Banken AB 2.45%, 05/27/2020(3)	573,974
1,000,000	Sovereign Bancorp, Inc. 8.75%, 05/30/2018	1,155,284
165,000	U.S. Bancorp 3.70%, 01/30/2024	172,171
100,000	Wachovia Corp. 5.75%, 06/15/2017	108,408

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,794,000	Wells Fargo & Co. 4.48%, 01/16/2024	$1,886,700

		23,167,047

	Commercial Services - 0.2%
155,000	Catholic Health Initiatives 2.60%, 08/01/2018	157,701
	ERAC USA Finance Co.
140,000	2.35%, 10/15/2019(3)	139,597
70,000	2.75%, 03/15/2017(3)	71,504
510,000	4.50%, 08/16/2021(3)	552,745
250,000	5.63%, 03/15/2042(3)	270,907

		1,192,454

	Country Funds-Closed-end - 0.1%
575,000	CDP Financial, Inc. 4.40%, 11/25/2019(3)	629,396

	Diversified Financial Services - 0.5%
345,000	Capital One Bank 2.15%, 11/21/2018	342,925
645,000	Discover Financial Services 6.45%, 06/12/2017	698,903
99,000	Eaton Vance Corp. 6.50%, 10/02/2017	108,761
	General Electric Capital Corp.
400,000	3.10%, 01/09/2023	401,735
800,000	4.63%, 01/07/2021	883,993
925,000	5.88%, 01/14/2038	1,134,570
	Synchrony Financial
115,000	2.70%, 02/03/2020	113,293
400,000	3.00%, 08/15/2019	403,165

		4,087,345

	Electric - 0.6%
335,000	Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	334,932
550,000	Dominion Resources, Inc. 3.63%, 12/01/2024	547,326
550,000	Duke Energy Corp. 3.05%, 08/15/2022	546,490
	Electricitie De France
85,000	4.88%, 01/22/2044(3)	90,164
525,000	5.63%, 01/22/2024(3)(4)(5)	545,344
60,000	Eversource Energy 3.15%, 01/15/2025	58,496
425,000	Indianapolis Power and Light 6.60%, 06/01/2037(3)	544,721
70,000	NiSource Finance Corp. 4.80%, 02/15/2044	72,061
	Pacific Gas & Electric Co.
135,000	3.85%, 11/15/2023	140,263
285,000	5.13%, 11/15/2043	314,263
750,000	Southern California Edison Co. 5.55%, 01/15/2037	892,204
380,000	State Grid Overseas Investment 2.75%, 05/07/2019(3)	386,813

		4,473,077

	Food - 0.3%
45,000	ConAgra Foods, Inc. 1.90%, 01/25/2018	44,788
485,000	HJ Heinz Co. 3.50%, 07/15/2022(3)	489,092
145,000	Kraft Foods Group, Inc. 2.25%, 06/05/2017	146,858
	Kroger Co.
125,000	3.30%, 01/15/2021	127,436
525,000	3.85%, 08/01/2023	538,055

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 230,000	4.00%, 02/01/2024	$236,955
	Mondelez International, Inc.
40,000	4.00%, 02/01/2024	41,449
700,000	4.13%, 02/09/2016	711,867

		2,336,500

	Gas - 0.2%
1,160,000	Atmos Energy Corp. 6.35%, 06/15/2017	1,268,177

	Healthcare-Products - 0.1%
	Medtronic, Inc.
110,000	2.50%, 03/15/2020(3)	110,649
155,000	3.15%, 03/15/2022(3)	156,044
245,000	3.50%, 03/15/2025(3)	244,547
65,000	3.63%, 03/15/2024	66,517
45,000	4.38%, 03/15/2035(3)	45,041

		622,798

	Healthcare-Services - 0.3%
631,000	Anthem, Inc. 3.30%, 01/15/2023	610,566
470,000	Cigna Corp. 3.25%, 04/15/2025	445,171
	Dignity Health
35,000	2.64%, 11/01/2019	35,470
80,000	3.81%, 11/01/2024	82,732
	Kaiser Foundation Hospitals
110,000	3.50%, 04/01/2022	112,602
115,000	4.88%, 04/01/2042	123,520
110,000	Memorial Sloan-Kettering Cancer Center 4.20%, 07/01/2055	103,368
205,000	NewYork-Presbyterian Hospital 4.02%, 08/01/2045	192,886
	UnitedHealth Group, Inc.
220,000	3.35%, 07/15/2022	224,485
340,000	3.75%, 07/15/2025	346,497

		2,277,297

	Holding Companies-Diversified - 0.0%
200,000	Hutchison Whampoa International Ltd. 3.63%, 10/31/2024(3)	198,339

	Household Products - 0.2%
1,286,880	Procter & Gamble Co. 9.36%, 01/01/2021	1,559,090

	Insurance - 0.3%
185,000	Ace INA Holdings, Inc. 3.35%, 05/15/2024	183,946
330,000	American International Group, Inc. 3.88%, 01/15/2035	299,778
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(3)	119,824
100,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(3)	103,109
165,000	Loews Corp. 2.63%, 05/15/2023	157,922
	MetLife, Inc.
60,000	1.90%, 12/15/2017	60,473
485,000	3.60%, 04/10/2024	488,809
160,000	4.88%, 11/13/2043	170,349
	Prudential Financial, Inc.
200,000	3.50%, 05/15/2024	198,749
300,000	4.50%, 11/15/2020	328,132
100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(3)	103,221

		2,214,312

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Internet - 0.1%
	Amazon.com, Inc.
$ 285,000	2.50%, 11/29/2022	$271,992
100,000	4.80%, 12/05/2034	101,252
120,000	4.95%, 12/05/2044	120,167

		493,411

	IT Services - 0.1%
	Apple, Inc.
300,000	2.85%, 05/06/2021	304,346
270,000	3.45%, 05/06/2024	276,141
35,000	4.45%, 05/06/2044	35,360
366,000	EMC Corp. 1.88%, 06/01/2018	366,341

		982,188

	Machinery-Construction & Mining - 0.1%
400,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	404,339
	Caterpillar, Inc.
170,000	3.40%, 05/15/2024	172,872
30,000	4.30%, 05/15/2044	30,203

		607,414

	Media - 0.7%
	21st Century Fox America, Inc.
180,000	4.00%, 10/01/2023	184,866
220,000	4.50%, 02/15/2021	239,177
300,000	4.75%, 09/15/2044	295,363
155,000	CCO Safari II LLC 6.48%, 10/23/2045(3)	160,419
	Comcast Corp.
450,000	3.13%, 07/15/2022	452,178
450,000	4.40%, 08/15/2035	454,581
150,000	6.40%, 05/15/2038	187,609
620,000	Cox Communications, Inc. 4.80%, 02/01/2035(3)	572,692
	DirecTV Holdings LLC
65,000	3.95%, 01/15/2025	63,983
460,000	4.45%, 04/01/2024	472,966
55,000	Discovery Communications, Inc. 3.25%, 04/01/2023	52,605
	Sky plc
200,000	2.63%, 09/16/2019(3)	199,904
645,000	3.75%, 09/16/2024(3)	624,453
	Time Warner Cable, Inc.
780,000	5.85%, 05/01/2017	830,424
80,000	6.55%, 05/01/2037	81,699
60,000	7.30%, 07/01/2038	65,477
106,000	8.25%, 04/01/2019	124,654
5,000	8.75%, 02/14/2019	5,931
30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	37,347
145,000	Viacom, Inc. 3.88%, 12/15/2021	145,344

		5,251,672

	Mining - 0.1%
295,000	BHP Billiton Finance USA Ltd. 3.85%, 09/30/2023	300,299
365,000	Rio Tinto Finance USA Ltd. 3.75%, 09/20/2021	373,680

		673,979

	Miscellaneous Manufacturing - 0.0%
90,000	Parker-Hannifin Corp. 4.45%, 11/21/2044	92,516

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Oil & Gas - 0.9%
$ 525,000	BG Energy Capital plc 4.00%, 10/15/2021(3)	$557,897
	BP Capital Markets plc
130,000	2.32%, 02/13/2020	130,200
365,000	3.51%, 03/17/2025	361,126
25,000	3.99%, 09/26/2023	25,862
575,000	4.75%, 03/10/2019	629,463
	ConocoPhillips Co.
35,000	2.88%, 11/15/2021	35,074
65,000	4.30%, 11/15/2044	63,403
	Devon Energy Corp.
402,000	3.25%, 05/15/2022	395,166
165,000	5.00%, 06/15/2045	159,544
685,000	EnCana Corp. 6.50%, 05/15/2019	769,544
570,000	EOG Resources, Inc. 2.63%, 03/15/2023	549,706
175,000	Phillips 66 4.88%, 11/15/2044	169,037
755,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	888,587
200,000	Shell International Finance B.V. 4.38%, 03/25/2020	219,241
890,000	Sinopec Group Overseas Development 2015 Ltd. 2.50%, 04/28/2020(3)	876,015
	Statoil ASA
70,000	2.25%, 11/08/2019	70,442
30,000	2.45%, 01/17/2023	28,705
30,000	2.65%, 01/15/2024	28,758
95,000	2.75%, 11/10/2021	95,351
355,000	2.90%, 11/08/2020	365,895
35,000	3.25%, 11/10/2024	34,851
5,000	3.70%, 03/01/2024	5,170
350,000	Suncor Energy, Inc. 3.60%, 12/01/2024	346,509
325,000	Total Capital International S.A. 2.70%, 01/25/2023	315,082

		7,120,628

	Oil & Gas Services - 0.0%
330,000	Schlumberger Investment S.A. 3.65%, 12/01/2023	341,565

	Pharmaceuticals - 0.7%
60,000	AbbVie, Inc. 3.20%, 11/06/2022	59,493
	Actavis Funding SCS
130,000	3.00%, 03/12/2020	129,345
535,000	3.45%, 03/15/2022	526,274
145,000	3.80%, 03/15/2025	141,355
250,000	4.85%, 06/15/2044	240,409
165,000	Baxalta, Inc. 3.60%, 06/23/2022(3)	165,330
700,000	Bayer U.S. Finance LLC 3.00%, 10/08/2021(3)	702,843
	Cardinal Health, Inc.
195,000	2.40%, 11/15/2019	193,998
180,000	3.50%, 11/15/2024	176,902
200,000	4.50%, 11/15/2044	191,215
100,000	Eli Lilly & Co. 2.75%, 06/01/2025	97,393
	EMD Finance LLC
455,000	2.95%, 03/19/2022(3)	445,870
670,000	3.25%, 03/19/2025(3)	647,777
	Express Scripts Holding Co.
315,000	2.25%, 06/15/2019	312,565
370,000	3.50%, 06/15/2024	360,181

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 260,000	Forest Laboratories, Inc. 4.88%, 02/15/2021(3)	$280,985
	McKesson Corp.
25,000	2.85%, 03/15/2023	23,997
205,000	3.80%, 03/15/2024	208,275
	Merck & Co., Inc.
430,000	2.75%, 02/10/2025	411,594
315,000	2.80%, 05/18/2023	312,563
125,000	4.15%, 05/18/2043	124,684

		5,753,048

	Pipelines - 0.3%
225,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018(3)	226,452
600,000	Energy Transfer Partners L.P. 5.15%, 03/15/2045	525,917
525,000	Kinder Morgan Energy Partners L.P. 6.95%, 01/15/2038	555,546
535,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	495,246
530,000	Western Gas Partners L.P. 4.00%, 07/01/2022	534,473

		2,337,634

	Real Estate - 0.1%
650,000	WEA Finance LLC / Westfield UK & Europe Finance plc 2.70%, 09/17/2019(3)	650,131

	Real Estate Investment Trusts - 0.3%
450,000	American Tower Corp. 3.45%, 09/15/2021	449,976
150,000	Avalonbay Communities, Inc. 3.63%, 10/01/2020	156,567
350,000	Brandywine Operating Partnership L.P. 5.70%, 05/01/2017	371,740
425,000	DDR Corp. 4.63%, 07/15/2022	446,250
670,000	HCP, Inc. 4.00%, 06/01/2025	656,934
345,000	Scentre Group 2.38%, 11/05/2019(3)	344,837

		2,426,304

	Retail - 0.3%
	AutoZone, Inc.
200,000	3.13%, 07/15/2023	195,501
355,000	3.70%, 04/15/2022	364,566
	CVS Health Corp.
470,000	4.00%, 12/05/2023	488,060
320,000	4.88%, 07/20/2035	330,838
375,000	5.13%, 07/20/2045	397,319
75,000	Home Depot, Inc. 4.40%, 03/15/2045	77,255
600,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	659,570

		2,513,109

	Savings & Loans - 0.0%
345,000	Nationwide Building Society 2.35%, 01/21/2020(3)	345,400

	Telecommunications - 0.5%
250,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	247,975
	AT&T, Inc.
25,000	5.35%, 09/01/2040	25,170
175,000	6.55%, 02/15/2039	202,666
165,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(3)	164,489

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Orange S.A.
$ 650,000	4.13%, 09/14/2021	$690,767
100,000	9.00%, 03/01/2031	141,338
	Verizon Communications, Inc.
45,000	3.45%, 03/15/2021	45,846
490,000	3.50%, 11/01/2021	500,035
880,000	4.50%, 09/15/2020	948,203
916,000	4.52%, 09/15/2048(3)	813,997
130,000	4.75%, 11/01/2041	125,272
87,000	6.40%, 09/15/2033	100,579

		4,006,337

	Transportation - 0.1%
	FedEx Corp.
50,000	2.63%, 08/01/2022	48,508
80,000	2.70%, 04/15/2023	76,610
280,000	4.90%, 01/15/2034	292,143
300,000	5.10%, 01/15/2044	314,566
405,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.20%, 07/15/2020(3)	406,749

		1,138,576

	Total Corporate Bonds (cost $86,163,736)	88,572,894

Foreign Government Obligations - 0.1%
	Mexico - 0.1%
	Mexico Government International Bond
372,000	3.50%, 01/21/2021	380,370
450,000	3.60%, 01/30/2025	446,625

	Total Foreign Government Obligations (cost $816,563)	826,995

Municipal Bonds - 0.8%
	General - 0.0%
110,000	Chicago Transit Auth 6.90%, 12/01/2040	128,667

	General Obligation - 0.2%
250,000	California State GO, Taxable 7.55%, 04/01/2039	368,357
130,000	Chicago, IL, Metropolitan Water Reclamation GO 5.72%, 12/01/2038	156,162
225,000	Illinois State, GO 5.10%, 06/01/2033	213,307
800,000	Los Angeles, CA, USD GO 5.75%, 07/01/2034	963,296

		1,701,122

	Higher Education - 0.1%
370,000	University of California, Build America Bonds Rev 5.77%, 05/15/2043	448,355

	Medical - 0.1%
	University of California, Regents MedCenter Pooled Rev
100,000	6.55%, 05/15/2048	128,473
375,000	6.58%, 05/15/2049	480,979

		609,452

	Power - 0.0%
100,000	Utility Debt Securitization Auth, New York 3.44%, 12/15/2025	104,576

	Transportation - 0.4%
650,000	Bay Area, CA, Toll Auth Bridge Rev 6.26%, 04/01/2049	864,312
425,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 6.00%, 12/01/2044	550,052
350,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	429,877
255,000	Maryland State Transportation Auth 5.89%, 07/01/2043	311,745

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

	New York and New Jersey PA, Taxable Rev
$ 185,000	5.86%, 12/01/2024	$223,493
115,000	6.04%, 12/01/2029	140,367
730,000	North Texas Tollway Auth Rev 6.72%, 01/01/2049	1,012,546

		3,532,392

	Utility - Electric - 0.0%
150,000	Municipal Elec Auth Georgia 6.64%, 04/01/2057	181,905

	Total Municipal Bonds (cost $5,520,803)	6,706,469

U.S. Government Agencies - 1.3%
	FHLMC - 0.4%
59,744	4.00%, 03/01/2041	63,608
550,434	4.50%, 08/01/2033	598,371
12,238	4.50%, 09/01/2033	13,284
3,888	4.50%, 08/01/2034	4,227
10,901	4.50%, 08/01/2035	11,867
379,603	4.50%, 08/01/2035	412,002
67,877	4.50%, 09/01/2035	73,783
8,262	4.50%, 11/01/2035	8,985
534,575	4.50%, 03/01/2036	578,719
844,850	4.50%, 11/01/2043	920,363

		2,685,209

	FNMA - 0.7%
1,500,000	3.00%, 08/01/2045(6)	1,509,233
700,000	3.00%, 09/01/2045(6)	702,340
797,518	4.50%, 06/01/2040	866,835
31,438	4.50%, 07/01/2040	34,095
37,865	4.50%, 04/01/2041	41,200
26,536	4.50%, 04/01/2041	28,842
844,100	4.50%, 08/01/2041	917,901
822,211	4.50%, 09/01/2041	894,088
192,230	4.50%, 12/01/2041	208,455
294,950	4.50%, 06/01/2044	320,815

		5,523,804

	GNMA - 0.2%
1,065	6.00%, 11/20/2023	1,204
1,957	6.00%, 12/20/2023	2,213
373	6.00%, 01/20/2024	421
3,669	6.00%, 02/20/2024	4,148
7,354	6.00%, 06/20/2024	8,314
305	6.00%, 02/20/2026	345
518	6.00%, 10/20/2026	586
918	6.00%, 02/20/2027	1,038
372	6.00%, 01/20/2028	420
9,978	6.00%, 02/20/2028	11,560
14,276	6.00%, 04/20/2028	16,281
5,771	6.00%, 06/15/2028	6,656
43,077	6.00%, 07/20/2028	48,886
36,952	6.00%, 08/20/2028	42,389
12,092	6.00%, 10/15/2028	13,773
1,902	6.00%, 11/15/2028	2,149
12,664	6.00%, 11/15/2028	14,430
9,717	6.00%, 11/15/2028	10,978
21,774	6.00%, 11/15/2028	25,408
5,122	6.00%, 11/15/2028	5,787
38,667	6.00%, 03/20/2029	43,716
34,738	6.00%, 09/20/2029	39,972
12,383	6.00%, 03/20/2030	14,000
82,827	6.00%, 04/20/2030	93,643
22,874	6.00%, 06/20/2030	25,861
5,152	6.00%, 08/15/2034	5,998
1,605	6.00%, 09/15/2034	1,814

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 110	6.50%, 04/15/2026	$125
4,886	6.50%, 02/15/2028	5,576
7,721	6.50%, 03/15/2028	8,810
12,440	6.50%, 03/15/2028	14,195
10,979	6.50%, 03/15/2028	12,529
4,724	6.50%, 03/15/2028	5,390
4,835	6.50%, 03/15/2028	5,518
2,880	6.50%, 03/15/2028	3,287
2,101	6.50%, 03/15/2028	2,398
5,817	6.50%, 05/15/2028	6,638
40,529	6.50%, 07/15/2028	46,248
31,203	6.50%, 10/15/2028	35,606
865	6.50%, 10/15/2028	1,004
1,113	6.50%, 12/15/2028	1,312
842	6.50%, 12/15/2028	961
224	6.50%, 12/15/2028	256
55,303	6.50%, 01/15/2029	63,107
22,618	6.50%, 01/15/2029	25,810
15,857	6.50%, 02/15/2029	18,204
156,549	6.50%, 03/15/2029	178,641
42,177	6.50%, 03/15/2029	48,129
6,169	6.50%, 04/15/2029	7,039
22,852	6.50%, 04/15/2029	26,077
9,769	6.50%, 05/15/2029	11,148
5,404	6.50%, 05/15/2029	6,167
1,885	6.50%, 05/15/2029	2,232
3,154	6.50%, 06/15/2029	3,599
12,401	6.50%, 06/15/2029	14,150
26,089	6.50%, 02/15/2035	30,867
65,816	7.00%, 11/15/2031	76,418
41,150	7.00%, 03/15/2032	48,017
271,360	7.00%, 11/15/2032	329,912
7,985	7.00%, 01/15/2033	9,513
28,196	7.00%, 05/15/2033	34,064
55,863	7.00%, 07/15/2033	65,852
79,879	7.00%, 11/15/2033	95,467
4,591	8.00%, 12/15/2029	4,955
3,657	8.00%, 04/15/2030	4,029
8,131	8.00%, 05/15/2030	8,334
699	8.00%, 07/15/2030	769
1,181	8.00%, 08/15/2030	1,196
242	8.00%, 08/15/2030	242
2,368	8.00%, 08/15/2030	2,378
387	8.00%, 08/15/2030	394
7,679	8.00%, 08/15/2030	8,231
2,114	8.00%, 08/15/2030	2,477
2,827	8.00%, 08/15/2030	2,879
15,044	8.00%, 11/15/2030	16,363
84,478	8.00%, 02/15/2031	92,521

		1,831,024

	Total U.S. Government Agencies (cost $9,674,514)	10,040,037

U.S. Government Securities - 13.7%
	Other Direct Federal Obligations - 0.8%
5,000,000	FFC 9.80%, 04/06/2018	6,159,470

	U.S. Treasury Securities - 12.9%
	U.S. Treasury Bonds - 2.0%
865,000	2.75%, 11/15/2042	834,117
5,295,000	2.88%, 05/15/2043	5,230,883
500,000	3.00%, 11/15/2044	506,094
2,167,500	3.13%, 02/15/2043	2,247,089
2,825,000	3.13%, 08/15/2044(7)	2,929,392
1,705,000	3.38%, 05/15/2044	1,852,989

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,400,000	6.00%, 02/15/2026		$1,900,718

			15,501,282

	U.S. Treasury Notes - 10.9%
1,650,000	0.38%, 05/31/2016		1,651,289
15,000,000	0.50%, 08/31/2016		15,018,750
4,500,000	0.50%, 11/30/2016		4,501,759
4,205,000	0.63%, 12/31/2016		4,213,868
1,500,000	0.63%, 05/31/2017		1,499,414
533,900	0.88%, 01/31/2017		536,694
5,400,000	1.00%, 09/30/2016		5,436,283
2,500,000	1.00%, 12/15/2017		2,511,522
3,900,000	1.00%, 05/31/2018		3,906,092
1,525,000	1.25%, 11/30/2018		1,530,600
9,400,000	1.38%, 09/30/2018		9,487,392
3,000,000	1.50%, 06/30/2016		3,032,343
8,280,000	1.63%, 07/31/2019		8,373,150
8,245,000	1.75%, 09/30/2019		8,367,389
4,190,000	2.25%, 11/15/2024		4,210,623
2,520,000	2.38%, 08/15/2024		2,560,950
1,850,000	2.75%, 02/15/2024		1,940,188
1,950,000	3.88%, 05/15/2018		2,107,981
5,200,000	4.50%, 05/15/2017		5,557,094

			86,443,381

			101,944,663

	Total U.S. Government Securities (cost $104,937,734)		108,104,133

Preferred Stocks - 0.2%
	Retailing - 0.2%
32,392	Tory Burch LLC*(1)(2)		2,074,204

	Total Preferred Stocks (cost $2,538,751)		2,074,204

	Total Long-Term Investments (cost $609,489,956)		766,860,203
Short-Term Investments - 3.0%
	Discount Notes - 0.4%
3,000,000	FHLB 0.07%, 08/21/2015(8)		2,999,888

	Other Investment Pools & Funds - 2.6%
20,339,037	Federated Prime Obligations Fund		20,339,037

	Total Short-Term Investments (cost $23,338,925)		23,338,925

	Total Investments (cost $632,828,881)^	100.0%	$790,199,128
	Other Assets and Liabilities	0.0%	(13,595)

	Total Net Assets	100.0%	$790,185,533

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$167,607,004
Unrealized Depreciation	(10,236,757)

Net Unrealized Appreciation	$157,370,247

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	2,006,600	Allstar Co.	$872,908
11/2013	32,392	Tory Burch LLC Preferred	2,538,751

			$3,411,659

At July 31, 2015, the aggregate value of these securities were $4,100,870, which represents 0.5% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $4,100,870, which represents 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $21,930,681, which represents 2.8% of total net assets.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Represents or includes a TBA transaction.
(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(8)	The interest rate disclosed for this holding is the effective yield on the date of the acquisition.

	Futures Contracts Outstanding at July 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	28	09/21/2015	$3,518,795	$3,568,250	$49,455
U.S. Treasury CME Ultra Long Term Bond Future	21	09/21/2015	3,269,115	3,350,156	81,041

Total					$130,496

Short position contracts:
U.S. Treasury 5-Year Note Future	46	09/30/2015	$5,477,027	$5,512,812	$(35,785)

Total futures contracts					$94,711

TBA Sale Commitments Outstanding at July 31, 2015
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 4.50%	$1,300,000	08/13/2045	$1,407,859	$(5,281)
FNMA, 4.50%	825,000	08/13/2045	895,028	(3,368)

Total			$2,302,887	$(8,649)

At July 31, 2015, the aggregate market value of these securities represents (0.3)% of total net assets.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
CME	Chicago Mercantile Index
FFC	Federal Financing Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$4,232,482	$4,232,482	$—	$—
Banks	58,046,255	58,046,255	—	—
Capital Goods	34,083,365	34,083,365	—	—
Commercial & Professional Services	5,456,596	5,456,596	—	—
Consumer Durables & Apparel	4,235,460	4,235,460	—	—
Consumer Services	9,286,358	9,286,358	—	—
Diversified Financials	25,178,265	25,178,265	—	—
Energy	37,279,217	37,279,217	—	—
Food & Staples Retailing	10,673,403	10,673,403	—	—
Food, Beverage & Tobacco	28,284,118	22,182,399	6,101,719	—
Health Care Equipment & Services	23,963,847	23,963,847	—	—
Household & Personal Products	4,820,851	4,820,851	—	—
Insurance	21,201,256	21,201,256	—	—
Materials	13,720,180	13,720,180	—	—
Media	22,435,315	22,435,315	—	—
Pharmaceuticals, Biotechnology & Life Sciences	82,713,421	66,432,216	16,281,205	—
Real Estate	1,426,026	1,426,026	—	—
Retailing	23,177,050	21,150,384	—	2,026,666
Semiconductors & Semiconductor Equipment	29,273,045	29,273,045	—	—
Software & Services	49,582,130	49,582,130	—	—
Technology Hardware & Equipment	35,041,038	35,041,038	—	—
Telecommunication Services	2,790,041	2,790,041	—	—
Transportation	4,664,802	4,664,802	—	—
Utilities	9,457,480	9,457,480	—	—
Asset & Commercial Mortgage Backed Securities	9,513,470	—	9,513,470	—
Corporate Bonds	88,572,894	—	88,572,894	—
Foreign Government Obligations	826,995	—	826,995	—
Municipal Bonds	6,706,469	—	6,706,469	—
U.S. Government Agencies	10,040,037	—	10,040,037	—
U.S. Government Securities	108,104,133	—	108,104,133	—
Preferred Stocks	2,074,204	—	—	2,074,204
Short-Term Investments	23,338,925	20,339,037	2,999,888	—
Futures Contracts(2)	130,496	130,496	—	—

Total	$790,329,624	$537,081,944	$249,146,810	$4,100,870

Liabilities
Futures Contracts(2)	$(35,785)	$(35,785)	$—	$—
TBA Sale Commitments	(2,302,887)	—	(2,302,887)	—

Total	$(2,338,672)	$(35,785)	$(2,302,887)	$—

(1) For the period ended July 31, 2015, investments valued at $4,216,704 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The Hartford Balanced Fund
Schedule of Investments July 31, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Corporate Bonds	Preferred Stocks	Total
Beginning balance	$1,703,202	$1,278,903	$2,122,954	$5,105,059
Purchases	-	-	-	-
Sales	-	-	-	-
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	-	-	-
Net change in unrealized appreciation/depreciation	323,464	-	(48,750)	274,714
Transfers into Level 3 (1)	-	-	-	-
Transfers out of Level 3 (1)	-	(1,278,903)	-	(1,278,903)

Ending balance	$2,026,666	$-	$2,074,204	$4,100,870

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $268,292

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 46.1%
	Banks - 6.9%
851,290	BB&T Corp.	$34,281,448
1,705,510	JP Morgan Chase & Co.	116,878,600
722,130	M&T Bank Corp.	94,707,350
802,100	National Bank of Canada	28,052,188
801,490	US Bancorp	36,235,363
2,439,970	Wells Fargo & Co.	141,201,064

		451,356,013

	Capital Goods - 3.7%
359,000	Caterpillar, Inc.	28,228,170
1,083,270	Eaton Corp. plc	65,624,497
3,166,380	General Electric Co.	82,642,518
142,110	Lockheed Martin Corp.	29,430,981
460,513	Schneider Electric S.A.	32,124,562

		238,050,728

	Commercial & Professional Services - 0.4%
458,340	Waste Management, Inc.	23,434,924

	Consumer Services - 0.7%
450,260	McDonald’s Corp.	44,962,964

	Diversified Financials - 1.6%
226,130	BlackRock, Inc.	76,052,042
755,000	Invesco Ltd.	29,143,000

		105,195,042

	Energy - 5.0%
838,540	Chevron Corp.	74,194,019
607,500	Enbridge, Inc.	26,462,700
1,141,310	Exxon Mobil Corp.	90,403,165
662,100	Occidental Petroleum Corp.	46,479,420
472,800	Phillips 66	37,587,600
1,685,500	Suncor Energy, Inc.	47,463,680

		322,590,584

	Food & Staples Retailing - 0.4%
745,150	Sysco Corp.	27,056,396

	Food, Beverage & Tobacco - 3.8%
432,450	Altria Group, Inc.	23,516,631
674,733	British American Tobacco plc	40,062,971
1,122,900	Coca-Cola Co.	46,128,732
231,500	Diageo plc ADR	25,999,765
931,230	Kraft Heinz Co.	74,004,848
147,810	PepsiCo, Inc.	14,241,494
288,650	Philip Morris International, Inc.	24,688,234

		248,642,675

	Household & Personal Products - 0.8%
190,490	Kimberly-Clark Corp.	21,900,635
390,870	Procter & Gamble Co.	29,979,729

		51,880,364

	Insurance - 1.9%
453,280	ACE Ltd.	49,303,266
777,500	MetLife, Inc.	43,337,850
585,500	Principal Financial Group, Inc.	32,501,105

		125,142,221

	Materials - 1.5%
298,600	Agrium, Inc.	30,534,836
714,480	Dow Chemical Co.	33,623,429
451,590	Nucor Corp.	19,933,182
231,000	Packaging Corp. of America	16,352,490

		100,443,937

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Media - 0.4%
598,460	Thomson Reuters Corp.	$24,207,707

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
1,366,840	AstraZeneca plc ADR	46,185,524
429,200	Bristol-Myers Squibb Co.	28,172,688
261,000	Eli Lilly & Co.	22,057,110
983,270	Johnson & Johnson	98,533,487
1,782,460	Merck & Co., Inc.	105,093,841
186,137	Novartis AG	19,314,342
2,529,935	Pfizer, Inc.	91,229,456
109,534	Roche Holding AG	31,646,854

		442,233,302

	Semiconductors & Semiconductor Equipment - 2.4%
825,170	Analog Devices, Inc.	48,132,166
2,273,650	Intel Corp.	65,822,168
726,610	Maxim Integrated Products, Inc.	24,733,804
357,610	Texas Instruments, Inc.	17,873,348

		156,561,486

	Software & Services - 2.4%
188,600	IBM Corp.	30,551,314
2,626,850	Microsoft Corp.	122,673,895

		153,225,209

	Technology Hardware & Equipment - 1.3%
3,050,690	Cisco Systems, Inc.	86,700,610

	Telecommunication Services - 2.0%
773,400	BCE, Inc.	31,832,490
2,024,839	Verizon Communications, Inc.	94,742,217

		126,574,707

	Transportation - 0.4%
269,530	United Parcel Service, Inc. Class B	27,589,091

	Utilities - 3.7%
702,900	Dominion Resources, Inc.	50,397,930
625,800	Duke Energy Corp.	46,446,876
722,840	Eversource Energy	35,939,605
2,947,585	National Grid plc	39,228,624
851,245	UGI Corp.	31,104,492
1,111,370	Xcel Energy, Inc.	38,531,198

		241,648,725

	Total Common Stocks (cost $2,622,521,883)	2,997,496,685

Preferred Stocks - 0.0%
	Diversified Financials - 0.0%
100	Citigroup Capital	2,547
7,000	Discover Financial Services Series B	184,450
77,350	GMAC Capital Trust I Series 2	2,028,891

	Total Preferred Stocks (cost $2,216,005)	2,215,888

Asset & Commercial Mortgage Backed Securities - 1.9%
	Asset-Backed - Automobile - 0.1%
$ 9,185,000	Westlake Automobile Receivables Trust 1.28%, 07/16/2018(1)	9,188,389

	Asset-Backed - Credit Card - 0.1%
8,430,000	Capital One Multi-Asset Execution Trust 0.24%, 11/15/2019(2)	8,401,388

	Asset-Backed - Finance & Insurance - 0.1%
1,000,000	Countrywide Asset-Backed Certificates 0.58%, 06/25/2036(2)	951,765
1,602,261	First Franklin Mortgage Loan Trust 0.43%, 04/25/2036(2)	1,034,235
1,029,586	Lehman XS Trust 0.45%, 11/25/2035(2)	716,515
993,368	Securitized Asset Backed Receivables LLC 0.28%, 07/25/2036(2)	495,371

		3,197,886

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Asset-Backed - Home Equity - 0.2%
$ 276,839	Asset Backed Funding Certificates 0.41%, 01/25/2037(2)	$166,151
	GSAA Home Equity Trust
2,131,836	0.27%, 02/25/2037(2)	1,131,971
1,281,401	0.28%, 12/25/2036(2)	608,631
3,429,207	0.29%, 03/25/2037(2)	1,826,533
2,623,060	0.37%, 11/25/2036(2)	1,412,310
805,006	0.42%, 04/25/2047(2)	524,507
1,152,397	0.51%, 04/25/2047(2)	756,821
1,497,237	5.99%, 06/25/2036(2)	833,782
1,550,270	Morgan Stanley Mortgage Loan Trust 0.36%, 11/25/2036(2)	774,710
2,540,604	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037	1,430,304
1,995,000	Soundview Home Loan Trust 0.44%, 11/25/2036(2)	1,378,152

		10,843,872

	Commercial Mortgage-Backed Securities - 0.2%
	Bear Stearns Commercial Mortgage Securities, Inc.
442,157	5.20%, 12/11/2038	459,468
244,430	5.54%, 10/12/2041	252,947
246,506	5.54%, 09/11/2041	254,017
	Commercial Mortgage Pass-Through Certificates
815,000	4.26%, 07/10/2045(1)(2)	770,072
380,000	4.34%, 12/10/2045(1)(2)	364,359
1,100,000	4.57%, 10/15/2045(1)(2)	1,085,748
270,000	4.75%, 10/15/2045(1)(2)	213,125
1,130,000	4.77%, 10/15/2045(1)(2)	1,132,468
78,604	5.75%, 06/10/2046(2)	80,018
970,000	Community or Commercial Mortgage Trust 4.57%, 10/15/2045(1)(2)	801,482
	GS Mortgage Securities Trust
855,000	4.85%, 11/10/2045(1)(2)	845,509
1,000,000	4.87%, 04/10/2047(1)(2)	936,606
	JP Morgan Chase Commercial Mortgage Securities Corp.
850,000	5.32%, 08/15/2046(1)(2)	900,240
198,273	5.48%, 04/15/2043(2)	200,392
	JP Morgan Chase Commercial Mortgage Securities Trust
500,000	2.73%, 10/15/2045(1)(2)	335,690
1,000,000	4.00%, 08/15/2046(1)(2)	914,245
1,247,998	4.67%, 10/15/2045(1)(2)	1,228,050
960,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%, 08/15/2045(1)	739,540
605,000	UBS-Barclays Commercial Mortgage Trust 4.09%, 03/10/2046(1)(2)	529,972
360,000	Wells Fargo Commercial Mortgage Trust 4.78%, 10/15/2045(1)(2)	363,202
	WF-RBS Commercial Mortgage Trust
1,085,599	3.02%, 11/15/2047(1)	805,708
440,505	5.00%, 04/15/2045(1)(2)	352,892

		13,565,750

	Whole Loan Collateral CMO - 1.2%
	Adjustable Rate Mortgage Trust
917,998	0.45%, 01/25/2036(2)	765,361
738,449	0.46%, 11/25/2035(2)	673,879
797,846	0.69%, 01/25/2036(2)	690,747
	American Home Mortgage Assets Trust
832,737	0.38%, 09/25/2046(2)	609,812
318,874	1.11%, 10/25/2046(2)	235,100
	Banc of America Funding Corp.
1,779,944	0.42%, 02/20/2047(2)	1,542,108

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 952,917	0.49%, 05/20/2047(2)	$790,639
1,002,540	5.77%, 05/25/2037(2)	904,562
238,391	5.85%, 01/25/2037	201,116
507,034	BCAP LLC Trust 0.36%, 01/25/2037(2)	403,668
	Bear Stearns Adjustable Rate Mortgage Trust
748,534	2.26%, 08/25/2035(2)	751,786
1,150,469	2.41%, 10/25/2035(2)	1,131,674
498,458	4.82%, 06/25/2047(2)	444,843
	Bear Stearns Alt-A Trust
2,286,732	0.51%, 08/25/2036(2)	1,648,636
337,299	0.57%, 05/25/2036(2)	272,860
1,474,935	0.67%, 02/25/2036(2)	1,212,698
1,912,019	Bear Stearns Mortgage Funding Trust 0.37%, 10/25/2036(2)	1,571,643
585,000	Chase Mortgage Finance Trust 5.50%, 11/25/2035	575,408
	CHL Mortgage Pass-Through Trust
2,252,927	0.53%, 03/25/2035(2)	1,823,307
1,106,697	2.48%, 03/20/2036(2)	968,615
630,265	2.48%, 06/20/2035(2)	602,993
2,511,859	2.48%, 06/20/2035(2)	2,403,171
650,812	2.62%, 04/25/2037(2)	606,142
573,811	Citigroup Mortgage Loan Trust 2.56%, 07/25/2036(2)	391,017
	Connecticut Avenue Securities
375,000	2.79%, 05/25/2024(2)	340,886
1,545,000	3.09%, 07/25/2024(2)	1,419,957
2,120,000	3.19%, 07/25/2024(2)	1,934,154
875,000	5.09%, 11/25/2024(2)	891,749
	Countrywide Alternative Loan Trust
472,973	0.46%, 01/25/2036(2)	421,055
270,160	0.51%, 11/25/2035(2)	221,069
1,550,983	0.59%, 10/25/2036(2)	1,115,698
3,666,793	0.64%, 04/25/2037(2)	2,356,527
942,515	5.50%, 12/25/2035	824,427
1,126,258	5.75%, 05/25/2036	993,432
244,883	6.00%, 05/25/2036	210,671
725,539	6.00%, 12/25/2036	557,291
1,263,724	6.50%, 08/25/2037	878,852
	Countrywide Home Loans, Inc.
703,707	2.55%, 09/25/2047(2)	627,384
298,007	2.67%, 04/20/2036(2)	215,516
3,407,551	4.74%, 11/20/2035(2)	3,035,120
1,139,432	5.75%, 08/25/2037	1,078,616
548,093	CS First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	518,716
592,935	Deutsche Alt-A Securities Mortgage Loan Trust 0.34%, 03/25/2037(2)	424,409
661,604	Downey S & L Association Mortgage Loan Trust 1.08%, 03/19/2046(2)	498,002
265,729	GMAC Mortgage Corp. Loan Trust 3.04%, 04/19/2036(2)	237,369
	GSR Mortgage Loan Trust
265,677	0.69%, 11/25/2035(2)	189,325
2,292,373	2.70%, 01/25/2036(2)	2,071,973
	HarborView Mortgage Loan Trust
391,560	0.38%, 01/19/2038(2)	329,793
2,377,267	0.43%, 12/19/2036(2)	1,617,259
459,599	0.52%, 09/19/2035(2)	364,494
513,128	0.89%, 01/19/2035(2)	352,970
	IndyMac INDA Mortgage Loan Trust
1,025,607	2.65%, 12/25/2036(2)	896,637
531,760	2.72%, 09/25/2036(2)	447,372
	IndyMac Index Mortgage Loan Trust
376,659	0.39%, 10/25/2036(2)	321,852
414,253	0.43%, 07/25/2035(2)	359,730

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 645,172	0.47%, 07/25/2035(2)	$534,107
224,305	0.48%, 01/25/2036(2)	154,020
794,420	0.59%, 07/25/2046(2)	444,481
308,077	2.43%, 01/25/2036(2)	284,254
473,381	2.63%, 08/25/2035(2)	379,399
603,142	4.55%, 02/25/2036(2)	504,802
	JP Morgan Mortgage Trust
313,674	2.58%, 04/25/2037(2)	281,505
1,447,211	2.64%, 05/25/2036(2)	1,282,594
2,656,698	2.64%, 05/25/2036(2)	2,421,707
	Lehman XS Trust
322,192	0.40%, 07/25/2046(2)	253,003
1,283,920	0.43%, 06/25/2047(2)	861,016
457,521	1.04%, 09/25/2047(2)	374,339
894,968	Luminent Mortgage Trust 0.39%, 10/25/2046(2)	763,157
361,043	Merrill Lynch Mortgage Investors Trust 2.61%, 07/25/2035(2)	291,969
703,163	Morgan Stanley Mortgage Loan Trust 2.70%, 05/25/2036(2)	510,180
1,129,742	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.02%, 06/25/2036(2)	861,700
1,021,704	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	933,671
	Residential Accredit Loans, Inc.
2,383,429	0.49%, 04/25/2036(2)	1,714,448
1,072,050	0.97%, 09/25/2046(2)	721,363
2,596,423	1.39%, 11/25/2037(2)	1,661,253
2,185,635	6.00%, 12/25/2035	1,951,693
	Residential Asset Securitization Trust
431,570	0.64%, 03/25/2035(2)	349,456
1,541,283	6.25%, 11/25/2036	1,120,417
	Residential Funding Mortgage Securities, Inc.
5,083,647	2.85%, 08/25/2035(2)	3,989,829
224,323	3.07%, 04/25/2037(2)	195,007
1,151,159	6.00%, 07/25/2037	1,040,924
	Sequoia Mortgage Trust
711,547	0.73%, 01/20/2035(2)	673,622
313,747	2.62%, 07/20/2037(2)	267,076
	Structured Adjustable Rate Mortgage Loan Trust
1,152,233	0.38%, 07/25/2037(2)	836,748
742,059	0.49%, 09/25/2034(2)	659,111
1,231,984	Structured Asset Mortgage Investments II Trust 0.42%, 02/25/2036(2)	988,889
1,074,549	Structured Asset Securities Corp. 5.75%, 06/25/2035	1,049,407
	WaMu Mortgage Pass-Through Certificates Trust
503,970	0.98%, 12/25/2046(2)	401,628
1,751,433	1.15%, 07/25/2046(2)	1,490,480
1,348,335	2.18%, 11/25/2046(2)	1,213,987

		78,435,332

	Whole Loan Collateral PAC - 0.0%
736,231	Countrywide Alternative Loan Trust 0.69%, 12/25/2035(2)	527,439

	Total Asset & Commercial Mortgage Backed Securities (cost $123,261,527)	124,160,056

Corporate Bonds - 43.4%
	Advertising - 0.1%
465,000	Getty Images, Inc. 7.00%, 10/15/2020(1)	196,463
	Lamar Media Corp.
625,000	5.00%, 05/01/2023	623,437
95,000	5.88%, 02/01/2022	99,038
8,195,000	WPP Finance 2010 3.75%, 09/19/2024	8,111,460

		9,030,398

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Aerospace/Defense - 0.2%
$ 4,085,000	BAE Systems Holdings, Inc. 3.80%, 10/07/2024(1)	$4,112,668
1,025,000	Lockheed Martin Corp. 3.80%, 03/01/2045	909,568
	Raytheon Co.
2,815,000	3.15%, 12/15/2024	2,816,331
2,600,000	4.70%, 12/15/2041	2,797,319
1,250,000	4.88%, 10/15/2040	1,370,000
	United Technologies Corp.
1,925,000	4.50%, 06/01/2042	1,930,917
950,000	6.13%, 07/15/2038	1,170,286

		15,107,089

	Agriculture - 0.7%
	Altria Group, Inc.
3,800,000	2.85%, 08/09/2022	3,679,164
60,000	10.20%, 02/06/2039	100,430
6,000,000	BAT International Finance plc 2.75%, 06/15/2020(1)	6,082,746
2,425,000	Cargill, Inc. 4.10%, 11/01/2042(1)	2,347,538
	Imperial Tobacco Finance plc
5,525,000	2.05%, 02/11/2018(1)	5,526,691
2,350,000	2.95%, 07/21/2020(1)	2,339,996
1,890,000	3.75%, 07/21/2022(1)	1,879,284
	Philip Morris International, Inc.
3,400,000	3.25%, 11/10/2024	3,377,907
3,085,000	3.60%, 11/15/2023	3,174,832
4,250,000	4.25%, 11/10/2044	4,080,072
	Reynolds American, Inc.
6,200,000	2.30%, 06/12/2018	6,255,031
1,345,000	3.25%, 11/01/2022	1,306,867
2,070,000	5.70%, 08/15/2035	2,187,951
1,535,000	6.15%, 09/15/2043	1,697,885

		44,036,394

	Airlines - 0.0%
8,912	Continental Airlines Class B Pass-Through Trust 6.90%, 10/19/2023	9,341

	Apparel - 0.0%
1,940,000	NIKE, Inc. 3.63%, 05/01/2043	1,797,575

	Auto Manufacturers - 1.4%
	Daimler Finance NA LLC
3,405,000	2.25%, 03/02/2020(1)	3,363,653
7,300,000	3.25%, 08/01/2024(1)	7,289,619
3,660,000	FCA US LLC / CG Co-Issuer, Inc. 8.25%, 06/15/2021	3,966,525
2,370,000	Ford Motor Co. 7.45%, 07/16/2031	3,027,260
	Ford Motor Credit Co. LLC
6,000,000	1.68%, 09/08/2017	5,968,008
7,485,000	2.24%, 06/15/2018	7,476,924
11,365,000	2.38%, 03/12/2019	11,281,331
4,220,000	2.60%, 11/04/2019	4,199,727
6,775,000	4.13%, 08/04/2025	6,809,864
4,445,000	4.25%, 09/20/2022	4,620,751
240,000	5.00%, 05/15/2018	257,679
2,835,000	5.88%, 08/02/2021	3,195,428
	General Motors Co.
1,405,000	4.88%, 10/02/2023	1,440,419
8,406,000	6.25%, 10/02/2043	9,178,318

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 10,575,000	General Motors Financial Co., Inc. 2.40%, 04/10/2018	$10,536,888
6,020,000	Hyundai Capital America 2.00%, 03/19/2018(1)	6,019,874
2,345,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(1)	2,353,812

		90,986,080

	Auto Parts & Equipment - 0.1%
295,000	American Axle & Manufacturing Holdings, Inc. 6.63%, 10/15/2022	308,275
2,510,000	Delphi Corp. 5.00%, 02/15/2023	2,660,600
	ZF North America Capital, Inc.
520,000	4.50%, 04/29/2022(1)	512,200
1,240,000	4.75%, 04/29/2025(1)	1,212,100

		4,693,175

	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
2,890,000	3.75%, 07/15/2042	2,599,445
2,000,000	4.63%, 02/01/2044	2,056,518
3,240,000	5.38%, 01/15/2020	3,666,335
500,000	8.20%, 01/15/2039	755,010
	Constellation Brands, Inc.
190,000	4.25%, 05/01/2023	190,000
585,000	6.00%, 05/01/2022	646,425
3,970,000	Molson Coors Brewing Co. 5.00%, 05/01/2042	3,910,672
	SABMiller Holdings, Inc.
1,475,000	3.75%, 01/15/2022(1)	1,525,060
800,000	4.95%, 01/15/2042(1)	838,692

		16,188,157

	Biotechnology - 0.4%
	Amgen, Inc.
5,070,000	3.63%, 05/22/2024	5,064,869
4,340,000	5.15%, 11/15/2041	4,535,599
1,475,000	6.90%, 06/01/2038	1,862,863
	Celgene Corp.
2,945,000	3.63%, 05/15/2024	2,895,194
6,190,000	4.63%, 05/15/2044	5,930,850
	Gilead Sciences, Inc.
1,765,000	3.70%, 04/01/2024	1,804,052
3,700,000	4.40%, 12/01/2021	4,008,636
1,925,000	4.50%, 02/01/2045	1,910,318

		28,012,381

	Chemicals - 0.4%
	Agrium, Inc.
1,650,000	3.15%, 10/01/2022	1,611,588
4,060,000	4.13%, 03/15/2035	3,714,153
	CF Industries Holdings, Inc.
1,235,000	3.45%, 06/01/2023	1,165,250
3,000,000	5.15%, 03/15/2034	2,912,511
3,885,000	5.38%, 03/15/2044	3,787,490
	Ineos Group Holdings plc
1,625,000	5.88%, 02/15/2019(1)	1,639,219
4,290,000	6.13%, 08/15/2018(1)	4,365,075
2,845,000	LyondellBasell Industries 4.63%, 02/26/2055	2,499,660
2,900,000	Monsanto Co. 4.20%, 07/15/2034	2,651,948

		24,346,894

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Commercial Banks - 11.7%
$ 6,630,000	Abbey National Treasury Services plc 2.35%, 09/10/2019	$6,655,320
6,635,000	ABN Amro Bank N.V. 2.45%, 06/04/2020(1)	6,628,491
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 2,800,000	7.00%, 02/19/2019(2)(3)(4)	3,136,604
$ 800,000	9.00%, 05/09/2018(2)(3)(4)	868,000
652,000	Banco de Credito del Peru 2.75%, 01/09/2018(1)	656,890
	Bank of America Corp.
7,100,000	1.65%, 03/26/2018	7,084,927
14,875,000	4.00%, 01/22/2025	14,592,018
4,260,000	4.10%, 07/24/2023	4,403,123
2,635,000	4.20%, 08/26/2024	2,645,804
3,675,000	5.63%, 07/01/2020	4,137,730
915,000	5.65%, 05/01/2018	1,000,972
4,990,000	5.75%, 12/01/2017	5,420,702
2,840,000	5.88%, 01/05/2021	3,239,224
4,960,000	6.00%, 09/01/2017	5,377,349
3,970,000	7.63%, 06/01/2019	4,708,599
3,810,000	Bank of New York Mellon Corp. 3.00%, 02/24/2025	3,681,123
	Barclays Bank plc
15,416,000	6.05%, 12/04/2017(1)	16,738,261
2,815,000	8.25%, 12/15/2018(2)(3)	3,013,365
6,385,000	Barclays plc 3.65%, 03/16/2025	6,122,091
25,200,000	BB&T Corp. 2.63%, 06/29/2020	25,387,992
475,000	BBVA Banco Continental S.A. 3.25%, 04/08/2018(1)	483,906
275,000	BBVA International Preferred SAU 5.92%, 04/18/2017(2)(3)	282,219
8,430,000	BNP Paribas S.A. 2.38%, 09/14/2017	8,571,506
	BPCE S.A.
3,840,000	5.15%, 07/21/2024(1)	3,941,572
4,430,000	5.70%, 10/22/2023(1)	4,738,625
3,075,000	Capital One Financial Corp. 6.15%, 09/01/2016	3,225,564
4,600,000	Capital One NA/Mclean 2.40%, 09/05/2019	4,563,278
	CIT Group, Inc.
335,000	5.00%, 05/15/2017	346,725
686,000	5.25%, 03/15/2018	711,725
545,000	5.38%, 05/15/2020	576,000
1,555,000	5.50%, 02/15/2019(1)	1,644,413
70,000	6.63%, 04/01/2018(1)	75,425
	Citigroup, Inc.
9,875,000	2.40%, 02/18/2020	9,811,306
6,275,000	2.50%, 09/26/2018	6,354,090
7,000,000	2.55%, 04/08/2019	7,061,243
7,450,000	4.30%, 11/20/2026	7,401,292
6,525,000	4.40%, 06/10/2025	6,576,417
8,475,000	4.65%, 07/30/2045	8,549,927
7,960,000	5.50%, 09/13/2025	8,714,107
1,485,000	6.00%, 10/31/2033	1,696,317
4,850,000	6.13%, 05/15/2018	5,382,404
3,595,000	6.13%, 08/25/2036	4,168,021
5,550,000	Compass Bank 1.85%, 09/29/2017	5,550,566
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5,925,000	2.25%, 01/14/2019	5,968,679
4,570,000	5.25%, 08/04/2045(5)	4,653,316
3,835,000	5.75%, 12/01/2043	4,232,003
	Credit Agricole S.A.
3,485,000	4.38%, 03/17/2025(1)	3,398,300
890,000	7.88%, 01/23/2024(1)(2)(3)	923,394

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,475,000	Credit Suisse Group AG 7.50%, 12/11/2023(1)(2)(3)	$1,570,875
7,350,000	Credit Suisse Group Funding Guernsey Ltd. 3.75%, 03/26/2025(1)	7,162,751
	Credit Suisse New York
2,680,000	3.63%, 09/09/2024	2,684,119
3,685,000	5.40%, 01/14/2020	4,086,801
	Deutsche Bank AG
4,910,000	4.30%, 05/24/2028(2)	4,690,597
4,365,000	4.50%, 04/01/2025	4,233,561
6,520,000	Discover Bank/Greenwood DE 4.20%, 08/08/2023	6,638,638
	Fifth Third Bancorp
4,210,000	2.30%, 03/01/2019	4,211,297
2,000,000	2.88%, 07/27/2020	2,006,346
2,750,000	2.88%, 10/01/2021	2,748,559
2,780,000	4.30%, 01/16/2024	2,850,904
3,195,000	5.45%, 01/15/2017	3,364,277
1,300,000	8.25%, 03/01/2038	1,904,669
	Goldman Sachs Group, Inc.
6,425,000	1.88%, 11/29/2023(2)	6,574,529
1,925,000	2.38%, 01/22/2018	1,953,309
3,940,000	2.60%, 04/23/2020	3,938,759
2,500,000	2.90%, 07/19/2018	2,566,615
6,345,000	3.50%, 01/23/2025	6,207,891
3,315,000	4.00%, 03/03/2024	3,392,120
2,625,000	4.80%, 07/08/2044	2,668,803
3,830,000	5.15%, 05/22/2045	3,768,172
4,200,000	5.38%, 03/15/2020	4,688,044
4,740,000	5.75%, 01/24/2022	5,427,840
4,550,000	6.15%, 04/01/2018	5,044,762
3,149,000	6.25%, 02/01/2041	3,780,441
2,470,000	6.45%, 05/01/2036	2,848,481
7,545,000	6.75%, 10/01/2037	9,029,064
2,921,000	7.50%, 02/15/2019	3,439,679
750,000	HBOS Capital Funding L.P. 6.85%, 09/23/2015(3)(4)	767,823
	HSBC Holdings plc
7,655,000	4.25%, 03/14/2024	7,790,493
1,665,000	5.10%, 04/05/2021	1,853,784
1,000,000	6.50%, 09/15/2037	1,200,792
7,800,000	6.80%, 06/01/2038	9,796,340
1,730,000	HSBC USA, Inc. 2.35%, 03/05/2020	1,720,068
10,000,000	Huntington National Bank 1.70%, 02/26/2018	9,945,880
	ING Groep N.V.
725,000	6.00%, 04/16/2020(2)(3)	727,266
575,000	6.50%, 04/16/2025(2)(3)	564,219
	JP Morgan Chase & Co.
3,375,000	1.63%, 05/15/2018	3,351,264
6,925,000	1.70%, 03/01/2018	6,914,211
17,000,000	2.75%, 06/23/2020	17,104,108
2,270,000	3.25%, 09/23/2022	2,270,847
9,220,000	3.63%, 05/13/2024	9,261,794
2,350,000	3.88%, 02/01/2024	2,411,810
4,250,000	3.88%, 09/10/2024	4,197,644
5,300,000	4.35%, 08/15/2021	5,679,607
2,220,000	4.63%, 05/10/2021	2,415,520
4,480,000	4.85%, 02/01/2044	4,727,314
785,000	5.50%, 10/15/2040	888,885
2,970,000	5.63%, 08/16/2043	3,256,326
9,195,000	6.00%, 01/15/2018	10,098,510
1,000,000	6.40%, 05/15/2038	1,261,311
1,886,000	JP Morgan Chase Bank NA 6.00%, 07/05/2017	2,041,220

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 3,500,000	JPMorgan Chase & Co. 4.95%, 06/01/2045	$3,499,562
10,750,000	KeyCorp 2.30%, 12/13/2018	10,848,825
165,000	Lloyds Bank plc 6.50%, 09/14/2020(1)	191,589
	Merrill Lynch & Co., Inc.
2,496,000	5.70%, 05/02/2017	2,648,610
4,890,000	6.05%, 05/16/2016	5,063,375
4,515,000	6.88%, 04/25/2018	5,092,437
11,230,000	7.75%, 05/14/2038	15,252,496
5,340,000	Mizuho Bank Ltd. 2.45%, 04/16/2019(1)	5,381,956
	Morgan Stanley
5,030,000	1.75%, 02/25/2016	5,053,213
5,735,000	2.13%, 04/25/2018	5,777,284
4,385,000	2.20%, 12/07/2018	4,431,271
7,450,000	2.50%, 01/24/2019	7,536,070
4,585,000	2.65%, 01/27/2020	4,601,891
11,230,000	3.70%, 10/23/2024	11,245,598
6,800,000	3.95%, 04/23/2027	6,497,271
2,380,000	4.00%, 07/23/2025	2,426,641
1,725,000	4.30%, 01/27/2045	1,639,816
4,620,000	4.35%, 09/08/2026	4,611,532
240,000	4.88%, 11/01/2022	254,552
1,550,000	5.50%, 01/26/2020	1,733,670
2,371,000	5.55%, 04/27/2017	2,529,350
3,361,000	5.75%, 01/25/2021	3,819,262
1,250,000	6.38%, 07/24/2042	1,566,850
2,460,000	6.63%, 04/01/2018	2,755,557
2,600,000	7.30%, 05/13/2019	3,058,427
	PNC Bank NA
6,825,000	1.50%, 02/23/2018	6,798,594
12,550,000	1.85%, 07/20/2018	12,571,385
13,070,000	2.40%, 10/18/2019	13,170,521
2,465,000	2.70%, 11/01/2022	2,375,843
	PNC Financial Services Group, Inc.
1,240,000	2.85%, 11/09/2022(2)	1,225,591
4,310,000	3.90%, 04/29/2024	4,348,687
8,475,000	Regions Bank 2.25%, 09/14/2018	8,480,085
	Royal Bank of Scotland Group plc
2,970,000	5.13%, 05/28/2024	3,001,140
1,260,000	6.99%, 10/05/2017(1)(2)(3)	1,485,225
1,400,000	7.64%, 09/30/2017(2)(3)	1,494,500
725,000	9.50%, 03/16/2022(2)(4)	799,957
4,840,000	Santander Bank NA 2.00%, 01/12/2018	4,836,675
	Santander Holdings USA, Inc.
4,900,000	2.65%, 04/17/2020	4,826,912
5,325,000	4.50%, 07/17/2025	5,397,708
2,515,000	Santander UK plc 5.00%, 11/07/2023(1)	2,607,401
	Societe Generale S.A.
2,855,000	7.88%, 12/18/2023(1)(2)(3)	2,899,253
1,055,000	8.25%, 11/29/2018(2)(3)(4)	1,128,850
5,975,000	Standard Chartered plc 1.50%, 09/08/2017(1)	5,965,255
	State Street Corp.
1,445,000	3.10%, 05/15/2023	1,423,969
3,340,000	3.70%, 11/20/2023	3,469,716
5,800,000	Sumitomo Mitsui Financial Group, Inc. 4.44%, 04/02/2024(1)	5,981,818
	SunTrust Banks, Inc.
4,940,000	2.35%, 11/01/2018	4,966,049
3,700,000	2.50%, 05/01/2019	3,735,246

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 7,071,000	Swedbank AB 2.38%, 02/27/2019(1)	$7,140,734
	UBS AG Stamford CT
5,125,000	1.80%, 03/26/2018	5,124,134
2,850,000	5.88%, 07/15/2016	2,966,480
1,800,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(4)	1,628,334
2,850,000	Wachovia Corp. 5.50%, 08/01/2035	3,186,984
	Wells Fargo & Co.
6,560,000	2.13%, 04/22/2019	6,585,571
5,250,000	2.60%, 07/22/2020	5,274,643
7,100,000	3.00%, 02/19/2025	6,830,789
4,965,000	3.45%, 02/13/2023	4,952,131
3,350,000	3.90%, 05/01/2045	3,075,213
8,225,000	4.10%, 06/03/2026	8,270,706
4,080,000	4.13%, 08/15/2023	4,219,671
3,000,000	4.60%, 04/01/2021	3,283,236
3,055,000	4.65%, 11/04/2044	2,975,234
3,968,000	5.61%, 01/15/2044	4,434,050

		759,285,259

	Commercial Services - 0.4%
1,290,000	Catholic Health Initiatives 2.60%, 08/01/2018	1,312,477
	ERAC USA Finance Co.
1,370,000	3.30%, 10/15/2022(1)	1,354,983
1,000,000	5.63%, 03/15/2042(1)	1,083,627
	Hertz Corp.
195,000	5.88%, 10/15/2020	198,413
130,000	6.25%, 10/15/2022	132,600
216,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc. 5.75%, 04/15/2023	228,960
8,525,000	MasterCard, Inc. 3.38%, 04/01/2024	8,715,244
2,605,000	Quad/Graphics, Inc. 7.00%, 05/01/2022	2,513,825
	Service Corp. International
960,000	4.50%, 11/15/2020	988,800
1,185,000	5.38%, 01/15/2022	1,247,212
120,000	6.75%, 04/01/2016	123,600
885,000	7.63%, 10/01/2018	1,007,794
3,068,000	Servicemaster Co. 7.00%, 08/15/2020	3,233,058
595,000	Sotheby’s 5.25%, 10/01/2022(1)	581,613

		22,722,206

	Construction Materials - 0.4%
1,450,000	Associated Materials LLC 9.13%, 11/01/2017	1,232,500
2,190,000	Builders FirstSource, Inc. 10.75%, 08/15/2023(1)	2,255,700
	Building Materials Corp. of America
4,120,000	5.38%, 11/15/2024(1)	4,129,888
200,000	6.75%, 05/01/2021(1)	210,000
1,660,000	Cemex Finance LLC 6.00%, 04/01/2024(1)	1,668,549
	Cemex S.A.B. de C.V.
2,840,000	5.70%, 01/11/2025(1)	2,760,480
460,000	6.13%, 05/05/2025(1)	461,150
6,655,000	CRH America, Inc. 3.88%, 05/18/2025(1)	6,635,062
	Masco Corp.
155,000	6.13%, 10/03/2016	162,796
775,000	6.50%, 08/15/2032	802,125
310,000	7.13%, 03/15/2020	361,150
160,000	7.75%, 08/01/2029	184,000

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 2,065,000	Nortek, Inc. 8.50%, 04/15/2021	$2,209,550
3,225,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	3,188,719

		26,261,669

	Distribution/Wholesale - 0.0%
190,000	American Builders & Contractors Supply Co., Inc. 5.63%, 04/15/2021(1)	193,800

	Diversified Financial Services - 1.6%
	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
4,345,000	4.25%, 07/01/2020	4,383,019
1,180,000	4.50%, 05/15/2021	1,197,700
	Air Lease Corp.
425,000	2.13%, 01/15/2018	420,678
7,770,000	4.50%, 01/15/2016	7,864,017
5,495,000	5.63%, 04/01/2017	5,803,599
	American Express Co.
5,127,000	2.65%, 12/02/2022	4,928,867
2,700,000	7.00%, 03/19/2018	3,057,553
3,310,000	Ameriprise Financial, Inc. 4.00%, 10/15/2023	3,476,662
1,210,000	Bear Stearns Cos. LLC 7.25%, 02/01/2018	1,365,910
5,000,000	Capital One Bank 1.30%, 06/05/2017	4,967,175
960,000	Discover Financial Services 5.20%, 04/27/2022	1,020,036
3,825,000	FMR LLC 4.95%, 02/01/2033(1)	4,046,211
	General Electric Capital Corp.
4,625,000	4.65%, 10/17/2021	5,106,985
725,000	5.55%, 05/04/2020	826,545
4,225,000	5.88%, 01/14/2038	5,182,224
1,890,000	6.00%, 08/07/2019	2,170,814
1,000,000	6.25%, 12/15/2022(2)(3)	1,085,800
4,530,000	6.75%, 03/15/2032	6,011,065
5,130,000	6.88%, 01/10/2039	7,000,172
	International Lease Finance Corp.
455,000	5.88%, 04/01/2019	486,850
2,095,000	5.88%, 08/15/2022	2,283,550
3,350,000	6.25%, 05/15/2019	3,650,998
350,000	7.13%, 09/01/2018(1)	390,688
380,000	8.75%, 03/15/2017	414,436
4,240,000	Macquarie Group Ltd. 3.00%, 12/03/2018(1)	4,309,833
399,000	MassMutual Global Funding II 2.10%, 08/02/2018(1)	403,313
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,765,000	6.50%, 08/01/2018	1,748,444
1,135,000	6.50%, 07/01/2021	1,059,806
	Navient Corp.
1,140,000	5.88%, 10/25/2024	991,800
465,000	8.00%, 03/25/2020	483,600
395,000	8.45%, 06/15/2018	426,600
	Synchrony Financial
2,400,000	2.70%, 02/03/2020	2,364,389
3,810,000	3.00%, 08/15/2019	3,840,145
5,410,000	3.75%, 08/15/2021	5,436,449
8,075,000	4.50%, 07/23/2025	8,102,407

		106,308,340

	Electric - 1.9%
500,000	Berkshire Hathaway Energy Co. 5.95%, 05/15/2037	588,911
	Centrais Electricas Brasileiras S.A.
960,000	5.75%, 10/27/2021(4)	853,920

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 150,000	6.88%, 07/30/2019	$147,000
3,030,000	Comision Federal de Electricidad 6.13%, 06/16/2045(1)	3,079,237
	Consolidated Edison Co. of New York, Inc.
2,945,000	3.30%, 12/01/2024	2,971,870
1,400,000	4.20%, 03/15/2042	1,369,225
	Dominion Resources, Inc.
2,895,000	4.70%, 12/01/2044	2,879,819
3,390,000	7.00%, 06/15/2038	4,329,186
1,645,000	DPL, Inc. 7.25%, 10/15/2021	1,753,981
	Duke Energy Carolinas LLC
3,270,000	3.75%, 06/01/2045	3,084,826
3,000,000	5.30%, 02/15/2040	3,492,276
	Duke Energy Corp.
1,350,000	3.55%, 09/15/2021	1,398,474
2,935,000	3.75%, 04/15/2024	2,996,926
3,000,000	3.95%, 10/15/2023	3,119,271
	Duke Energy Progress, Inc.
6,475,000	2.80%, 05/15/2022	6,403,309
2,060,000	4.10%, 05/15/2042	2,030,942
1,940,000	4.15%, 12/01/2044	1,924,300
	Dynegy, Inc.
2,140,000	5.88%, 06/01/2023	2,049,050
1,205,000	7.38%, 11/01/2022(1)	1,246,573
820,000	7.63%, 11/01/2024(1)	846,650
	Electricitie De France
3,095,000	4.88%, 01/22/2044(1)	3,283,021
5,450,000	5.63%, 01/22/2024(1)(2)(3)	5,661,187
2,775,000	Eversource Energy 2.80%, 05/01/2023	2,665,510
3,045,000	Exelon Corp. 1.55%, 06/09/2017	3,046,376
2,725,000	Exelon Generation Co. LLC 4.25%, 06/15/2022	2,800,684
	Florida Power & Light Co.
4,930,000	3.25%, 06/01/2024	4,989,761
1,300,000	4.13%, 02/01/2042	1,305,193
	GenOn Americas Generation LLC
2,065,000	8.50%, 10/01/2021	1,920,450
1,545,000	9.13%, 05/01/2031	1,390,500
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,686,218
	NiSource Finance Corp.
1,450,000	3.85%, 02/15/2023	1,502,839
3,450,000	4.80%, 02/15/2044	3,551,582
1,450,000	5.25%, 02/15/2043	1,575,438
2,000,000	Oncor Electric Delivery Co. LLC 4.10%, 06/01/2022	2,122,186
	Pacific Gas & Electric Co.
2,285,000	3.75%, 02/15/2024	2,346,761
2,525,000	4.30%, 03/15/2045	2,484,098
2,400,000	6.05%, 03/01/2034	2,928,958
725,000	8.25%, 10/15/2018	867,616
200,000	Perusahaan Listrik Negara PT 5.50%, 11/22/2021(1)	211,260
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	2,664,981
4,495,000	PPL Capital Funding, Inc. 3.95%, 03/15/2024	4,596,852
	Progress Energy, Inc.
1,750,000	7.00%, 10/30/2031	2,245,334
3,051,000	7.05%, 03/15/2019	3,540,329
540,000	7.75%, 03/01/2031	734,971
375,000	PSEG Power LLC 8.63%, 04/15/2031	524,053

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,930,000	Public Service Co. of Colorado 3.60%, 09/15/2042	$1,769,980
4,770,000	San Diego Gas & Electric Co. 3.60%, 09/01/2023	4,963,762
	Southern California Edison Co.
925,000	4.50%, 09/01/2040	968,729
500,000	6.00%, 01/15/2034	618,400
1,010,000	6.05%, 03/15/2039	1,268,740
1,615,000	Southern Power Co. 5.25%, 07/15/2043	1,710,432
1,750,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020*(1)	927,500

		120,439,447

	Electronics - 0.0%
2,895,000	Thermo Fisher Scientific, Inc. 1.30%, 02/01/2017	2,888,654

	Engineering & Construction - 0.1%
	Abengoa Finance
EUR 1,195,000	6.00%, 03/31/2021(1)	984,307
$ 785,000	7.75%, 02/01/2020(1)	618,187
1,570,000	Abengoa Greenfield S.A. 6.50%, 10/01/2019(1)	1,240,300
165,000	Aguila 3 S.A. 7.88%, 01/31/2018(1)	169,331
1,050,000	SBA Tower Trust 2.93%, 12/15/2042(1)	1,062,655

		4,074,780

	Entertainment - 0.0%
1,420,000	Carmike Cinemas, Inc. 6.00%, 06/15/2023(1)	1,448,400

	Environmental Control - 0.5%
	Clean Harbors, Inc.
120,000	5.13%, 06/01/2021	120,900
150,000	5.25%, 08/01/2020	153,585
	Republic Services, Inc.
6,550,000	3.55%, 06/01/2022	6,627,749
9,221,000	5.00%, 03/01/2020	10,134,100
	Waste Management, Inc.
11,390,000	3.50%, 05/15/2024	11,512,910
1,535,000	3.90%, 03/01/2035	1,435,114

		29,984,358

	Food - 0.7%
660,000	Albertson’s Holdings LLC 7.75%, 10/15/2022(1)	712,800
2,000,000	ConAgra Foods, Inc. 7.13%, 10/01/2026	2,354,528
745,000	Grupo Bimbo S.A.B. de C.V. 4.88%, 06/27/2044(4)	694,526
	JM Smucker Co.
3,245,000	2.50%, 03/15/2020(1)	3,239,084
1,605,000	3.50%, 03/15/2025(1)	1,581,689
1,675,000	4.38%, 03/15/2045(1)	1,564,815
	Kraft Heinz Co.
9,500,000	1.60%, 06/30/2017(1)	9,511,391
10,855,000	3.95%, 07/15/2025(1)	11,001,923
1,870,000	5.00%, 07/15/2035(1)	1,937,084
2,190,000	5.20%, 07/15/2045(1)	2,298,324
2,675,000	Kraft Heinz Foods Co. 2.80%, 07/02/2020(1)	2,686,176
	Kroger Co.
6,275,000	2.95%, 11/01/2021	6,218,695
1,580,000	5.15%, 08/01/2043	1,697,974
2,340,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	2,375,100

		47,874,109

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Food Service - 0.1%
$ 3,660,000	Aramark Services, Inc. 5.75%, 03/15/2020	$3,824,700

	Forest Products & Paper - 0.2%
	International Paper Co.
12,650,000	3.65%, 06/15/2024	12,549,723
500,000	7.30%, 11/15/2039	612,026
3,655,000	Tembec Industries, Inc. 9.00%, 12/15/2019(1)	2,960,550

		16,122,299

	Gas - 0.1%
5,000,000	Sempra Energy 3.55%, 06/15/2024	4,972,095

	Healthcare-Products - 0.6%
	Alere, Inc.
2,110,000	6.38%, 07/01/2023(1)	2,194,400
2,815,000	6.50%, 06/15/2020	2,927,600
10,000,000	Boston Scientific Corp. 3.38%, 05/15/2022	9,814,090
620,000	Hologic, Inc. 5.25%, 07/15/2022(1)	640,150
	Medtronic, Inc.
2,615,000	3.15%, 03/15/2022(1)	2,632,620
4,500,000	3.50%, 03/15/2025(1)	4,491,688
5,016,000	4.38%, 03/15/2035(1)	5,020,565
2,980,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)	3,047,050
6,415,000	Zimmer Biomet Holdings, Inc. 1.45%, 04/01/2017	6,408,097

		37,176,260

	Healthcare-Services - 1.6%
1,860,000	Amsurg Corp. 5.63%, 07/15/2022	1,913,103
	Anthem, Inc.
1,365,000	3.13%, 05/15/2022	1,330,010
3,100,000	3.30%, 01/15/2023	2,999,610
3,175,000	3.50%, 08/15/2024	3,078,617
3,315,000	4.63%, 05/15/2042	3,140,260
1,000,000	5.85%, 01/15/2036	1,077,275
2,330,000	6.38%, 06/15/2037	2,742,592
9,065,000	Cigna Corp. 3.25%, 04/15/2025	8,586,114
	Community Health Systems, Inc.
545,000	5.13%, 08/15/2018	558,625
6,330,000	6.88%, 02/01/2022	6,773,100
1,440,000	7.13%, 07/15/2020	1,533,600
2,060,000	Coventry Health Care, Inc. 5.45%, 06/15/2021	2,292,168
	Dignity Health
1,515,000	2.64%, 11/01/2019	1,535,362
2,150,000	5.27%, 11/01/2064	2,218,357
600,000	Envision Healthcare Corp. 5.13%, 07/01/2022(1)	606,000
2,785,000	HCA Holdings, Inc. 6.25%, 02/15/2021	3,049,575
	HCA, Inc.
2,625,000	5.38%, 02/01/2025	2,684,062
175,000	5.88%, 03/15/2022	191,844
1,315,000	5.88%, 05/01/2023	1,413,625
490,000	6.50%, 02/15/2016	502,862
1,670,000	6.50%, 02/15/2020	1,867,269

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,627,000	7.50%, 11/15/2095	$1,627,000
	Humana, Inc.
5,475,000	3.85%, 10/01/2024	5,498,219
3,360,000	4.95%, 10/01/2044	3,411,603
340,000	inVentiv Health, Inc. 9.00%, 01/15/2018(1)	355,300
	Laboratory Corp. of America Holdings
1,000,000	3.20%, 02/01/2022	988,705
2,725,000	4.70%, 02/01/2045	2,532,307
795,000	Memorial Sloan-Kettering Cancer Center 4.20%, 07/01/2055	747,065
1,410,000	MPH Acquisition Holdings LLC 6.63%, 04/01/2022(1)	1,459,350
3,680,000	Roche Holdings, Inc. 4.00%, 11/28/2044(1)	3,666,421
	Tenet Healthcare Corp.
345,000	4.75%, 06/01/2020	355,350
3,460,000	5.00%, 03/01/2019(1)	3,494,600
315,000	6.25%, 11/01/2018	344,137
480,000	6.75%, 06/15/2023(1)	501,600
3,055,000	8.13%, 04/01/2022	3,427,343
	UnitedHealth Group, Inc.
4,815,000	1.90%, 07/16/2018	4,834,477
2,380,000	3.35%, 07/15/2022	2,428,514
9,750,000	4.63%, 07/15/2035	10,125,677
4,340,000	4.75%, 07/15/2045	4,539,354
1,981,000	6.88%, 02/15/2038	2,641,434
1,565,000	Wellcare Health Plans, Inc. 5.75%, 11/15/2020	1,643,250

		104,715,736

	Holding Companies-Diversified - 0.2%
1,225,000	Argos Merger Sub, Inc. 7.13%, 03/15/2023(1)	1,295,437
	Hutchison Whampoa International Ltd.
9,200,000	1.63%, 10/31/2017(1)	9,168,720
2,800,000	2.00%, 11/08/2017(1)	2,809,702
965,000	3.50%, 01/13/2017(1)	992,646
900,000	5.75%, 09/11/2019(1)	1,013,935

		15,280,440

	Home Builders - 0.2%
1,625,000	K Hovnanian Enterprises, Inc. 8.00%, 11/01/2019(1)	1,430,000
	KB Home
340,000	4.75%, 05/15/2019	339,150
1,450,000	7.00%, 12/15/2021	1,498,937
1,095,000	7.50%, 09/15/2022	1,133,325
1,225,000	7.63%, 05/15/2023	1,283,188
1,586,000	8.00%, 03/15/2020	1,752,530
	Lennar Corp.
2,720,000	4.75%, 12/15/2017	2,828,800
455,000	4.75%, 11/15/2022	456,138
130,000	Pulte Homes, Inc. 6.38%, 05/15/2033	131,950
150,000	Ryland Group, Inc. 5.38%, 10/01/2022	151,875

		11,005,893

	Household Products - 0.0%
1,200,000	Procter & Gamble Co. 5.55%, 03/05/2037	1,481,095

	Household Products/Wares - 0.1%
2,520,000	S.C. Johnson & Son, Inc. 4.00%, 05/15/2043(1)	2,400,953
3,640,000	Sun Products Corp. 7.75%, 03/15/2021(1)	3,303,300

		5,704,253

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Insurance - 1.2%
$ 1,905,000	ACE Capital Trust II 9.70%, 04/01/2030	$2,791,777
795,000	Allstate Corp. 5.75%, 08/15/2053(2)	830,775
	American International Group, Inc.
2,725,000	3.88%, 01/15/2035	2,475,445
4,005,000	4.50%, 07/16/2044	3,852,894
2,680,000	4.70%, 07/10/2035	2,707,331
3,350,000	6.40%, 12/15/2020	3,957,184
	Aon plc
4,775,000	3.50%, 06/14/2024	4,680,861
2,300,000	4.25%, 12/12/2042	2,095,353
	CNO Financial Group, Inc.
350,000	4.50%, 05/30/2020	361,375
865,000	5.25%, 05/30/2025	903,925
1,385,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(1)	1,428,065
	Lincoln National Corp.
3,000,000	4.85%, 06/24/2021	3,284,283
2,000,000	8.75%, 07/01/2019	2,451,660
	Marsh & McLennan Cos., Inc.
6,675,000	2.30%, 04/01/2017	6,774,371
3,900,000	4.05%, 10/15/2023	4,088,085
3,350,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	5,101,055
4,975,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(1)	7,598,696
2,075,000	Pacific Life Insurance Co. 9.25%, 06/15/2039(1)	3,162,086
4,435,000	Provident Cos., Inc. 7.00%, 07/15/2018	5,010,800
1,660,000	Prudential Financial, Inc. 5.80%, 11/16/2041	1,899,337
3,000,000	Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039(1)	3,737,559
2,015,000	TIAA Asset Management Finance Co. LLC 2.95%, 11/01/2019(1)	2,035,871
5,220,000	XLIT Ltd. 2.30%, 12/15/2018	5,249,697

		76,478,485

	Internet - 0.1%
1,315,000	Alibaba Group Holding Ltd. 3.13%, 11/28/2021(1)	1,291,680
3,380,000	Amazon.com, Inc. 3.80%, 12/05/2024	3,399,861
250,000	IAC/InterActiveCorp 4.75%, 12/15/2022	242,500
	Zayo Group LLC / Zayo Capital, Inc.
1,955,000	6.00%, 04/01/2023(1)	1,961,334
1,270,000	6.38%, 05/15/2025(1)	1,255,712
631,000	10.13%, 07/01/2020	700,410

		8,851,497

	Iron/Steel - 0.1%
	AK Steel Corp.
1,415,000	7.63%, 05/15/2020	1,008,187
2,215,000	7.63%, 10/01/2021	1,561,575
1,095,000	8.38%, 04/01/2022	744,600
	ArcelorMittal
540,000	7.50%, 03/01/2041	514,350
1,200,000	7.75%, 10/15/2039	1,158,000

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Steel Dynamics, Inc.
$ 665,000	5.13%, 10/01/2021	$663,338
1,030,000	5.50%, 10/01/2024	1,019,700
2,582,000	United States Steel Corp. 7.38%, 04/01/2020	2,504,540

		9,174,290

	IT Services - 0.3%
	Apple, Inc.
2,515,000	2.50%, 02/09/2025	2,361,633
3,990,000	4.38%, 05/13/2045	4,006,279
1,500,000	4.45%, 05/06/2044	1,515,429
	Hewlett-Packard Co.
5,400,000	2.75%, 01/14/2019	5,466,020
1,475,000	4.65%, 12/09/2021	1,560,017
	SunGard Data Systems, Inc.
2,670,000	6.63%, 11/01/2019	2,759,552
486,000	7.38%, 11/15/2018	501,552
45,000	7.63%, 11/15/2020	47,194

		18,217,676

	Machinery-Diversified - 0.1%
965,000	Case New Holland Industrial, Inc. 7.88%, 12/01/2017	1,063,913
	CNH Industrial Capital LLC
245,000	3.88%, 11/01/2015	245,306
1,590,000	3.88%, 07/16/2018(1)	1,601,925
1,070,000	6.25%, 11/01/2016	1,114,298

		4,025,442

	Media - 2.8%
	21st Century Fox America, Inc.
4,810,000	4.75%, 09/15/2044	4,735,661
850,000	6.15%, 02/15/2041	996,825
2,450,000	6.90%, 03/01/2019	2,840,679
2,815,000	CBS Corp. 4.90%, 08/15/2044	2,667,041
	CCO Holdings LLC
90,000	5.13%, 02/15/2023	89,213
275,000	5.25%, 09/30/2022	278,438
3,870,000	5.75%, 09/01/2023	3,961,912
45,000	6.50%, 04/30/2021	47,053
500,000	6.63%, 01/31/2022	528,125
575,000	7.38%, 06/01/2020	608,182
1,075,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2023(1)	1,064,250
	CCO Safari II LLC
4,120,000	3.58%, 07/23/2020(1)	4,132,170
6,740,000	4.91%, 07/23/2025(1)	6,754,922
4,255,000	6.48%, 10/23/2045(1)	4,403,755
	Cequel Communications Holdings I LLC
760,000	5.13%, 12/15/2021(1)	705,850
2,690,000	5.13%, 12/15/2021(1)	2,498,337
	Comcast Corp.
2,845,000	3.38%, 08/15/2025	2,836,337
4,975,000	4.25%, 01/15/2033	4,950,991
2,020,000	4.40%, 08/15/2035	2,040,566
3,930,000	4.60%, 08/15/2045	4,006,784
2,725,000	4.75%, 03/01/2044	2,848,039
975,000	5.65%, 06/15/2035	1,129,145
2,550,000	5.70%, 07/01/2019	2,897,884
1,980,000	6.45%, 03/15/2037	2,486,807
4,200,000	6.95%, 08/15/2037	5,561,598
510,000	7.05%, 03/15/2033	665,517
	Cox Communications, Inc.
1,485,000	2.95%, 06/30/2023(1)	1,368,071
3,755,000	4.50%, 06/30/2043(1)	3,142,860
7,875,000	4.80%, 02/01/2035(1)	7,274,114
395,000	8.38%, 03/01/2039(1)	504,200

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	DIRECTV Holdings LLC
$ 5,300,000	2.40%, 03/15/2017	$5,365,937
3,500,000	3.13%, 02/15/2016	3,540,253
3,975,000	5.15%, 03/15/2042	3,788,656
400,000	6.38%, 03/01/2041	437,793
	DISH DBS Corp.
940,000	5.00%, 03/15/2023	880,075
675,000	5.88%, 07/15/2022	671,625
455,000	5.88%, 11/15/2024	441,350
3,620,000	6.75%, 06/01/2021	3,828,150
1,260,000	7.88%, 09/01/2019	1,409,625
540,000	Gray Television, Inc. 7.50%, 10/01/2020	571,725
2,040,000	Harron Communications L.P./Harron Finance Corp. 9.13%, 04/01/2020(1)	2,200,650
1,350,000	NBC Universal Media LLC 5.95%, 04/01/2041	1,616,967
600,000	NBCUniversal Enterprise, Inc. 5.25%, 03/29/2049(1)(3)	638,250
335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	343,375
	Sirius XM Radio, Inc.
120,000	4.25%, 05/15/2020(1)	119,550
1,085,000	4.63%, 05/15/2023(1)	1,044,312
	Sky plc
4,130,000	2.63%, 09/16/2019(1)	4,128,022
3,370,000	3.13%, 11/26/2022(1)	3,277,692
	TEGNA, Inc.
1,425,000	4.88%, 09/15/2021(1)	1,428,562
1,880,000	5.13%, 10/15/2019	1,959,900
1,285,000	5.50%, 09/15/2024(1)	1,291,425
1,510,000	6.38%, 10/15/2023	1,596,825
	Time Warner Cable, Inc.
2,700,000	4.00%, 09/01/2021	2,710,892
200,000	4.50%, 09/15/2042	161,363
1,465,000	5.00%, 02/01/2020	1,571,523
1,300,000	5.50%, 09/01/2041	1,191,269
2,430,000	5.88%, 11/15/2040	2,300,763
14,780,000	6.75%, 07/01/2018	16,447,864
2,825,000	6.75%, 06/15/2039	2,930,774
275,000	7.30%, 07/01/2038	300,104
2,450,000	8.25%, 04/01/2019	2,881,163
535,000	8.75%, 02/14/2019	634,606
95,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	118,264
	Time Warner, Inc.
5,170,000	2.10%, 06/01/2019	5,154,883
3,285,000	4.85%, 07/15/2045	3,226,619
2,275,000	4.88%, 03/15/2020	2,493,568
7,145,000	5.35%, 12/15/2043	7,432,701
1,985,000	6.10%, 07/15/2040	2,260,312
1,010,000	7.63%, 04/15/2031	1,320,737
1,930,000	Tribune Media Co. 5.88%, 07/15/2022(1)	1,992,725
3,030,000	Unitymedia Hessen GmbH & Co. 5.50%, 01/15/2023(1)	3,086,812
	Videotron Ltd.
245,000	5.00%, 07/15/2022	247,800
2,340,000	5.38%, 06/15/2024(1)	2,363,400

		179,434,187

	Mining - 0.4%
	Barrick North America Finance LLC
1,625,000	4.40%, 05/30/2021	1,576,188
3,275,000	5.75%, 05/01/2043	2,813,628
160,000	BHP Billiton Finance USA Ltd. 5.00%, 09/30/2043	165,030

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,380,000	Constellium N.V. 8.00%, 01/15/2023(1)	$1,328,250
1,110,000	FMG Resources August 2006 Pty Ltd. 6.88%, 04/01/2022(1)	641,136
	Freeport-McMoRan, Inc.
730,000	5.40%, 11/14/2034	547,500
4,450,000	5.45%, 03/15/2043	3,270,750
75,000	Glencore Canada Corp. 6.00%, 10/15/2015	75,638
	Glencore Finance Canada Ltd.
4,200,000	2.70%, 10/25/2017(1)	4,200,273
800,000	3.60%, 01/15/2017(1)	814,229
4,555,000	Goldcorp, Inc. 3.63%, 06/09/2021	4,411,832
1,730,000	Newmont Mining Corp. 4.88%, 03/15/2042	1,349,095
4,500,000	Rio Tinto Finance USA Ltd. 2.88%, 08/21/2022	4,299,912
	Southern Copper Corp.
660,000	6.75%, 04/16/2040	651,717
620,000	7.50%, 07/27/2035	673,072
1,510,000	Teck Resources Ltd. 4.50%, 01/15/2021	1,289,933

		28,108,183

	Miscellaneous Manufacturing - 0.3%
	Eaton Corp.
2,360,000	2.75%, 11/02/2022	2,293,554
1,575,000	5.60%, 05/15/2018	1,730,883
	General Electric Co.
795,000	4.13%, 10/09/2042	781,725
7,525,000	4.50%, 03/11/2044	7,833,337
8,450,000	Siemens Financieringsmaatschappij N.V. 2.90%, 05/27/2022(1)	8,391,323

		21,030,822

	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
625,000	5.00%, 09/01/2023	620,700
725,000	5.50%, 12/01/2024	728,625
2,740,000	6.00%, 08/15/2022	2,863,300

		4,212,625

	Oil & Gas - 3.0%
	Anadarko Petroleum Corp.
1,250,000	4.50%, 07/15/2044	1,137,167
1,650,000	5.95%, 09/15/2016	1,731,345
1,300,000	6.45%, 09/15/2036	1,460,449
2,110,000	8.70%, 03/15/2019	2,536,617
	Antero Resources Corp.
340,000	5.38%, 11/01/2021	330,650
875,000	5.63%, 06/01/2023(1)	842,188
2,080,000	6.00%, 12/01/2020	2,106,000
	Apache Corp.
1,670,000	3.25%, 04/15/2022	1,636,094
1,045,000	4.75%, 04/15/2043	956,207
1,505,000	Blue Racer Midstream LLC 6.13%, 11/15/2022(1)	1,531,337
1,880,000	Bonanza Creek Energy, Inc. 6.75%, 04/15/2021	1,626,200
	BP Capital Markets plc
3,735,000	2.32%, 02/13/2020	3,740,744
3,030,000	2.52%, 01/15/2020	3,068,584
7,685,000	3.06%, 03/17/2022	7,683,932
5,930,000	Canadian Natural Resources Ltd. 3.80%, 04/15/2024	5,799,297
6,775,000	Chevron Corp. 2.41%, 03/03/2022	6,615,259

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	CNPC General Capital Ltd.
$ 2,270,000	1.95%, 04/16/2018(1)	$2,256,675
1,900,000	2.75%, 04/19/2017(1)	1,927,558
315,000	CNPC HK Overseas Capital Ltd. 4.50%, 04/28/2021(1)	335,196
	Concho Resources, Inc.
550,000	5.50%, 10/01/2022	550,000
850,000	5.50%, 04/01/2023	850,000
	ConocoPhillips Co.
2,950,000	3.35%, 11/15/2024	2,909,724
9,825,000	3.35%, 05/15/2025	9,692,834
4,000,000	4.30%, 11/15/2044	3,901,708
1,775,000	6.50%, 02/01/2039	2,208,778
	Continental Resources, Inc.
1,035,000	4.90%, 06/01/2044	814,884
2,570,000	5.00%, 09/15/2022	2,447,925
	Devon Energy Corp.
2,085,000	3.25%, 05/15/2022	2,049,557
2,000,000	5.60%, 07/15/2041	2,070,736
260,000	7.95%, 04/15/2032	335,717
350,000	Devon Financing Corp. LLC 7.88%, 09/30/2031	450,387
2,315,000	Diamondback Energy, Inc. 7.63%, 10/01/2021	2,453,900
	EnCana Corp.
1,100,000	3.90%, 11/15/2021	1,099,039
725,000	5.15%, 11/15/2041	650,118
5,595,000	6.50%, 05/15/2019	6,285,546
4,700,000	6.50%, 08/15/2034	4,937,091
1,520,000	Everest Acquisition LLC 9.38%, 05/01/2020	1,569,400
2,915,000	Gazprom OAO Via Gaz Capital S.A. 9.25%, 04/23/2019(4)	3,250,342
	Hess Corp.
1,735,000	1.30%, 06/15/2017	1,714,482
2,550,000	3.50%, 07/15/2024	2,448,681
4,425,000	5.60%, 02/15/2041	4,436,974
500,000	6.00%, 01/15/2040	520,531
1,325,000	7.30%, 08/15/2031	1,538,064
	Laredo Petroleum, Inc.
670,000	5.63%, 01/15/2022	644,875
1,290,000	6.25%, 03/15/2023	1,280,325
545,000	7.38%, 05/01/2022	554,538
	Lukoil International Finance B.V.
525,000	3.42%, 04/24/2018(4)	504,832
3,035,000	3.42%, 04/24/2018(1)	2,918,407
	Marathon Oil Corp.
1,975,000	2.70%, 06/01/2020	1,958,305
6,450,000	5.20%, 06/01/2045	6,140,523
385,000	Matador Resources Co. 6.88%, 04/15/2023(1)	390,775
	MEG Energy Corp.
980,000	6.38%, 01/30/2023(1)	872,200
885,000	7.00%, 03/31/2024(1)	811,988
400,000	Nexen Energy ULC 6.40%, 05/15/2037	479,968
	Noble Energy, Inc.
1,320,000	5.63%, 05/01/2021	1,398,924
1,670,000	5.88%, 06/01/2022	1,791,663
3,180,000	Paragon Offshore plc 6.75%, 07/15/2022(1)	1,001,700
360,000	Pemex Project Funding Master Trust 6.63%, 06/15/2035	385,200
	Petrobras Global Finance B.V.
1,120,000	5.38%, 01/27/2021	1,042,675
1,385,000	5.63%, 05/20/2043	1,026,700
1,275,000	5.75%, 01/20/2020	1,229,406

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,225,000	6.75%, 01/27/2041	$1,019,812
	Petroleos de Venezuela S.A.
180,000	5.25%, 04/12/2017(4)	86,814
925,000	5.38%, 04/12/2027(4)	298,359
7,200,000	6.00%, 11/15/2026(4)	2,347,920
	Petroleos Mexicanos
1,445,000	5.50%, 06/27/2044(1)	1,336,625
118,000	5.50%, 06/27/2044	109,150
1,523,000	5.50%, 06/27/2044(4)	1,408,775
400,000	5.63%, 01/23/2046(1)	376,920
35,000	5.63%, 01/23/2046(4)	32,981
2,171,000	6.38%, 01/23/2045	2,228,966
1,760,000	6.50%, 06/02/2041	1,839,552
1,720,000	Phillips 66 4.88%, 11/15/2044	1,661,389
3,290,000	Pioneer Natural Resources Co. 6.88%, 05/01/2018	3,656,068
	QEP Resources, Inc.
35,000	5.25%, 05/01/2023	32,375
205,000	5.38%, 10/01/2022	191,675
230,000	6.80%, 03/01/2020	231,656
	Range Resources Corp.
205,000	5.00%, 08/15/2022	199,875
430,000	5.75%, 06/01/2021	435,375
1,225,000	6.75%, 08/01/2020	1,266,344
602,800	Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.83%, 09/30/2016(1)	622,790
510,000	Rice Energy, Inc. 7.25%, 05/01/2023(1)	501,075
940,000	Seadrill Ltd. 6.13%, 09/15/2017(1)	808,400
	Shell International Finance B.V.
4,950,000	3.25%, 05/11/2025	4,889,546
4,950,000	4.13%, 05/11/2035	4,908,252
6,275,000	4.38%, 05/11/2045	6,267,771
3,250,000	4.55%, 08/12/2043	3,316,352
475,000	6.38%, 12/15/2038	608,598
500,000	Tosco Corp. 8.13%, 02/15/2030	699,463
5,065,000	Total Capital International S.A. 2.88%, 02/17/2022	5,075,201
	Tullow Oil plc
1,490,000	6.00%, 11/01/2020(1)	1,221,800
2,181,000	6.25%, 04/15/2022(1)	1,821,135
	Valero Energy Corp.
4,225,000	3.65%, 03/15/2025	4,117,617
3,735,000	4.90%, 03/15/2045	3,523,539
	WPX Energy, Inc.
1,865,000	5.25%, 09/15/2024	1,599,237
615,000	6.00%, 01/15/2022	575,025
2,345,000	YPF S.A. 8.75%, 04/04/2024(1)	2,314,984

		192,572,337

	Oil & Gas Services - 0.2%
	Plains Exploration & Production Co.
10,813,000	6.63%, 05/01/2021	10,704,870
603,000	6.88%, 02/15/2023	590,940

		11,295,810

	Packaging & Containers - 0.1%
805,755	Ardagh Finance Holdings S.A. 8.63%, 06/15/2019(1)(6)	842,014
	Ardagh Packaging Finance plc
2,305,000	6.00%, 06/30/2021(1)	2,296,356
72,353	7.00%, 11/15/2020(1)	73,077
1,020,000	9.13%, 10/15/2020(1)	1,074,825

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 135,000	Ball Corp. 5.00%, 03/15/2022	$138,299
500,000	Silgan Holdings, Inc. 5.00%, 04/01/2020	511,250

		4,935,821

	Pharmaceuticals - 2.1%
15,525,000	Abbott Laboratories 2.55%, 03/15/2022	15,243,019
	AbbVie, Inc.
3,525,000	2.50%, 05/14/2020	3,503,346
1,370,000	3.20%, 11/06/2022	1,358,428
4,365,000	3.60%, 05/14/2025	4,300,219
4,855,000	4.50%, 05/14/2035	4,724,551
	Actavis Funding SCS
11,815,000	3.00%, 03/12/2020	11,755,476
4,235,000	3.45%, 03/15/2022	4,165,923
10,535,000	3.80%, 03/15/2025	10,270,203
3,825,000	3.85%, 06/15/2024	3,748,622
6,275,000	4.75%, 03/15/2045	5,916,572
12,740,000	Bayer U.S. Finance LLC 3.00%, 10/08/2021(1)	12,791,737
	Cardinal Health, Inc.
4,505,000	3.50%, 11/15/2024	4,427,460
960,000	3.75%, 09/15/2025	967,469
	EMD Finance LLC
3,265,000	2.95%, 03/19/2022(1)	3,199,485
7,025,000	3.25%, 03/19/2025(1)	6,791,995
	Endo Finance LLC
455,000	6.00%, 07/15/2023(1)	473,200
4,270,000	6.00%, 02/01/2025(1)	4,398,100
4,555,000	Express Scripts Holding Co. 3.50%, 06/15/2024	4,434,124
245,000	Grifols Worldwide Operations Ltd. 5.25%, 04/01/2022	247,450
1,390,000	McKesson Corp. 4.88%, 03/15/2044	1,394,123
6,455,000	Merck & Co., Inc. 2.75%, 02/10/2025	6,178,694
	Mylan, Inc.
5,073,000	2.55%, 03/28/2019	5,052,414
3,575,000	4.20%, 11/29/2023	3,647,376
1,635,000	5.40%, 11/29/2043	1,722,453
	Perrigo Co. plc
2,620,000	2.30%, 11/08/2018	2,617,073
1,565,000	5.30%, 11/15/2043	1,599,389
	Pfizer, Inc.
1,000,000	4.30%, 06/15/2043	999,681
1,450,000	7.20%, 03/15/2039	1,989,249
1,869,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)	2,069,917
865,000	Quintiles Transnational Corp. 4.88%, 05/15/2023(1)	877,430
950,000	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025(1)	992,750
	VRX Escrow Corp.
215,000	5.38%, 03/15/2020(1)	220,913
4,605,000	5.88%, 05/15/2023(1)	4,788,739

		136,867,580

	Pipelines - 1.3%
494,000	El Paso Corp. 7.00%, 06/15/2017	534,221
3,200,000	Enable Midstream Partners L.P. 3.90%, 05/15/2024(1)	2,913,642
	Energy Transfer Equity L.P.
3,900,000	5.50%, 06/01/2027	3,822,000
425,000	7.50%, 10/15/2020	476,000

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Energy Transfer Partners L.P.
$ 3,655,000	3.60%, 02/01/2023	$3,403,266
5,455,000	4.15%, 10/01/2020	5,595,674
3,700,000	4.75%, 01/15/2026	3,616,598
2,275,000	4.90%, 03/15/2035	2,027,134
2,525,000	5.15%, 03/15/2045	2,213,233
125,000	6.63%, 10/15/2036	128,519
2,000,000	6.70%, 07/01/2018	2,214,008
1,000,000	7.50%, 07/01/2038	1,144,401
	Enterprise Products Operating LLC
4,450,000	3.35%, 03/15/2023	4,341,246
2,050,000	4.85%, 03/15/2044	1,917,703
1,300,000	5.95%, 02/01/2041	1,415,506
4,500,000	Kinder Morgan Energy Partners L.P. 5.00%, 08/15/2042	3,837,933
	Kinder Morgan Finance Co.
110,000	5.70%, 01/05/2016	111,976
45,000	6.00%, 01/15/2018(1)	48,525
	Kinder Morgan, Inc.
4,910,000	3.05%, 12/01/2019	4,869,267
7,930,000	4.30%, 06/01/2025	7,534,063
4,400,000	5.05%, 02/15/2046	3,736,163
5,615,000	5.55%, 06/01/2045	5,108,656
255,000	6.50%, 09/15/2020	289,719
15,000	7.25%, 06/01/2018	16,783
175,000	MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 5.50%, 02/15/2023	179,375
	Plains All American Pipeline L.P.
980,000	2.85%, 01/31/2023	922,595
1,375,000	3.85%, 10/15/2023	1,357,543
2,325,000	4.90%, 02/15/2045	2,205,846
	Sunoco Logistics Partners Operations L.P.
1,890,000	4.25%, 04/01/2024	1,827,592
1,830,000	5.30%, 04/01/2044	1,660,246
	Williams Partners L.P.
2,295,000	3.35%, 08/15/2022	2,156,843
7,345,000	3.90%, 01/15/2025	6,854,574
2,225,000	4.00%, 09/15/2025	2,066,435
2,330,000	4.30%, 03/04/2024	2,259,086
3,575,000	5.10%, 09/15/2045	3,086,762
2,000,000	5.40%, 03/04/2044	1,806,646

		87,699,779

	Real Estate - 0.1%
	ProLogis L.P.
1,500,000	3.35%, 02/01/2021	1,512,473
6,500,000	4.25%, 08/15/2023	6,719,849
673,000	Realogy Group LLC 7.63%, 01/15/2020(1)	710,856

		8,943,178

	Real Estate Investment Trusts - 1.5%
4,775,000	American Tower Corp. 5.00%, 02/15/2024	5,046,554
2,580,000	Boston Properties L.P. 3.13%, 09/01/2023	2,522,502
	Brandywine Operating Partnership L.P.
3,325,000	3.95%, 02/15/2023	3,271,085
4,880,000	4.10%, 10/01/2024	4,860,119
1,100,000	4.95%, 04/15/2018	1,171,550
	DDR Corp.
6,925,000	3.50%, 01/15/2021	7,020,620
8,400,000	3.63%, 02/01/2025	8,039,481
	Duke Realty L.P.
2,200,000	3.63%, 04/15/2023	2,181,192
3,905,000	3.75%, 12/01/2024	3,834,456
5,250,000	3.88%, 02/15/2021	5,432,369
2,061,000	3.88%, 10/15/2022	2,095,112

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,275,000	ERP Operating L.P. 4.50%, 07/01/2044	$1,266,980
	HCP, Inc.
3,625,000	3.15%, 08/01/2022	3,480,830
4,525,000	3.88%, 08/15/2024	4,468,338
7,200,000	4.25%, 11/15/2023	7,270,481
1,000,000	6.70%, 01/30/2018	1,109,945
	Health Care REIT, Inc.
2,500,000	3.63%, 03/15/2016	2,536,903
2,320,000	4.13%, 04/01/2019	2,452,999
4,350,000	4.50%, 01/15/2024	4,499,975
840,000	5.25%, 01/15/2022	920,439
	Kimco Realty Corp.
5,385,000	3.20%, 05/01/2021	5,429,049
2,075,000	4.25%, 04/01/2045	1,889,312
775,000	Liberty Property L.P. 4.13%, 06/15/2022	792,922
	Realty Income Corp.
2,676,000	3.25%, 10/15/2022	2,602,683
615,000	4.13%, 10/15/2026	625,940
1,130,000	4.65%, 08/01/2023	1,193,565
1,085,000	6.75%, 08/15/2019	1,255,358
	Ventas Realty L.P.
1,240,000	2.70%, 04/01/2020	1,238,520
3,975,000	3.25%, 08/15/2022	3,864,940
2,749,000	3.50%, 02/01/2025	2,636,426
1,280,000	3.75%, 05/01/2024	1,256,225

		96,266,870

	Retail - 1.4%
1,757,000	99 Cents Only Stores 11.00%, 12/15/2019	1,440,740
	AutoZone, Inc.
3,281,000	2.50%, 04/15/2021	3,230,794
8,450,000	3.25%, 04/15/2025	8,173,634
1,823,000	3.70%, 04/15/2022	1,872,123
1,190,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	1,204,875
1,515,000	Chinos Intermediate Holdings A, Inc. 7.75%, 05/01/2019(1)(6)	1,033,987
	CVS Health Corp.
1,730,000	2.75%, 12/01/2022	1,670,948
9,695,000	2.80%, 07/20/2020	9,780,810
7,450,000	3.88%, 07/20/2025	7,578,363
4,000,000	4.00%, 12/05/2023	4,153,700
3,370,000	4.88%, 07/20/2035	3,484,139
5,120,000	5.13%, 07/20/2045	5,424,737
	CVS Pass-Through Trust
15,056	6.04%, 12/10/2028	17,196
32,413	6.94%, 01/10/2030	38,615
	Dollar Tree, Inc.
230,000	5.25%, 03/01/2020(1)	242,650
1,130,000	5.75%, 03/01/2023(1)	1,192,150
	Home Depot, Inc.
220,000	4.20%, 04/01/2043	219,486
8,545,000	4.25%, 04/01/2046	8,586,401
1,265,000	4.88%, 02/15/2044	1,390,282
2,050,000	5.88%, 12/16/2036	2,507,568
1,510,000	Lowe’s Cos., Inc. 5.00%, 09/15/2043	1,691,787
400,000	McDonald’s Corp. 6.30%, 10/15/2037	485,696
3,025,000	Michaels Stores, Inc. 5.88%, 12/15/2020(1)	3,176,250
2,365,000	Party City Holdings, Inc. 8.88%, 08/01/2020	2,542,375

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Sally Holdings LLC
$ 135,000	5.75%, 06/01/2022	$140,738
225,000	6.88%, 11/15/2019	235,350
590,000	Sonic Automotive, Inc. 7.00%, 07/15/2022	637,200
	Wal-Mart Stores, Inc.
6,500,000	4.00%, 04/11/2043	6,404,313
6,170,000	4.30%, 04/22/2044	6,374,042
1,000,000	5.00%, 10/25/2040	1,124,537
600,000	5.25%, 09/01/2035	700,351
703,000	5.63%, 04/15/2041	860,553
2,000,000	6.20%, 04/15/2038	2,557,730
2,800,000	6.50%, 08/15/2037	3,687,452

		93,861,572

	Savings & Loans - 0.0%
3,140,000	Nationwide Building Society 2.35%, 01/21/2020(1)	3,143,639

	Semiconductors - 0.3%
2,710,000	Entegris, Inc. 6.00%, 04/01/2022(1)	2,777,750
	Freescale Semiconductor, Inc.
3,520,000	6.00%, 01/15/2022(1)	3,678,400
28,000	10.75%, 08/01/2020	29,505
2,850,000	NXP B.V. / NXP Funding LLC 4.13%, 06/15/2020(1)	2,860,688
	QUALCOMM, Inc.
2,460,000	3.00%, 05/20/2022	2,392,384
4,925,000	3.45%, 05/20/2025	4,663,788
2,200,000	4.65%, 05/20/2035	2,055,891
	Sensata Technologies B.V.
1,170,000	5.00%, 10/01/2025(1)	1,146,600
530,000	5.63%, 11/01/2024(1)	546,563

		20,151,569

	Software - 0.9%
	Activision Blizzard, Inc.
4,290,000	5.63%, 09/15/2021(1)	4,504,500
1,960,000	6.13%, 09/15/2023(1)	2,111,900
2,357,000	Audatex North America, Inc. 6.00%, 06/15/2021(1)	2,407,086
1,621,000	Emdeon, Inc. 11.00%, 12/31/2019	1,754,733
	First Data Corp.
298,000	6.75%, 11/01/2020(1)	315,135
938,000	7.38%, 06/15/2019(1)	978,428
5,315,000	8.25%, 01/15/2021(1)	5,627,256
36,000	8.75%, 01/15/2022(1)(6)	38,160
350,000	12.63%, 01/15/2021	405,125
2,555,000	Infor Software Parent LLC 7.13%, 05/01/2021(1)(6)	2,510,287
3,650,000	Infor U.S., Inc. 6.50%, 05/15/2022(1)	3,732,125
6,355,000	Microsoft Corp. 3.50%, 02/12/2035	5,888,289
1,295,000	MSCI, Inc. 5.25%, 11/15/2024(1)	1,320,512
	Oracle Corp.
11,200,000	2.50%, 05/15/2022	10,884,014
11,200,000	3.90%, 05/15/2035	10,632,272
2,325,000	5.38%, 07/15/2040	2,605,288
890,000	6.13%, 07/08/2039	1,086,638
490,000	SS&C Technologies Holdings, Inc. 5.88%, 07/15/2023(1)	507,150

		57,308,898

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Telecommunications - 2.3%
	Alcatel-Lucent USA, Inc.
$ 4,110,000	6.45%, 03/15/2029	$4,336,050
315,000	6.50%, 01/15/2028	330,750
1,550,000	6.75%, 11/15/2020(1)	1,666,250
	Altice Financing S.A.
1,625,000	6.50%, 01/15/2022(1)	1,677,812
540,000	6.63%, 02/15/2023(1)	556,200
765,000	7.88%, 12/15/2019(1)	805,163
925,000	9.88%, 12/15/2020(1)	1,026,750
	AT&T, Inc.
3,390,000	2.45%, 06/30/2020	3,334,523
6,070,000	4.30%, 12/15/2042	5,245,348
1,725,000	4.50%, 05/15/2035	1,596,077
7,600,000	4.80%, 06/15/2044	7,093,224
1,375,000	5.35%, 09/01/2040	1,384,358
170,000	5.80%, 02/15/2019	190,225
1,005,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	1,015,511
2,025,000	Cisco Systems, Inc. 5.50%, 01/15/2040	2,353,678
	Deutsche Telekom International Finance B.V.
1,130,000	4.88%, 03/06/2042(1)	1,151,182
1,470,000	8.75%, 06/15/2030	2,086,900
1,765,000	DigitalGlobe, Inc. 5.25%, 02/01/2021(1)	1,694,400
	Intelsat Jackson Holdings S.A.
985,000	6.63%, 12/15/2022	898,813
1,295,000	7.25%, 04/01/2019	1,283,669
2,115,000	7.50%, 04/01/2021	2,104,425
	Level 3 Financing, Inc.
1,085,000	5.13%, 05/01/2023(1)	1,055,162
1,545,000	5.38%, 08/15/2022	1,560,450
490,000	5.63%, 02/01/2023(1)	494,900
1,480,000	6.13%, 01/15/2021	1,552,150
2,364,000	7.00%, 06/01/2020	2,494,020
415,000	8.63%, 07/15/2020	443,013
495,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/2024(1)	500,498
2,610,000	SoftBank Group Corp. 4.50%, 04/15/2020(1)	2,619,787
	Sprint Communications, Inc.
2,110,000	7.00%, 03/01/2020(1)	2,247,150
1,300,000	9.00%, 11/15/2018(1)	1,456,000
	Sprint Corp.
725,000	7.13%, 06/15/2024	663,375
3,410,000	7.25%, 09/15/2021	3,260,812
4,270,000	7.88%, 09/15/2023	4,093,862
3,210,000	Syniverse Holdings, Inc. 9.13%, 01/15/2019	2,816,775
	T-Mobile USA, Inc.
210,000	5.25%, 09/01/2018	215,250
180,000	6.13%, 01/15/2022	188,100
890,000	6.46%, 04/28/2019	917,812
1,635,000	6.50%, 01/15/2024	1,726,462
1,450,000	6.63%, 11/15/2020	1,508,000
2,380,000	6.63%, 04/28/2021	2,519,706
1,030,000	6.73%, 04/28/2022	1,091,800
145,000	6.84%, 04/28/2023	155,150
2,875,000	Telefonica Emisiones SAU 7.05%, 06/20/2036	3,541,181
1,246,500	UPCB Finance V Ltd. 7.25%, 11/15/2021(1)	1,343,104
423,000	UPCB Finance VI Ltd. 6.88%, 01/15/2022(1)	451,553
	Verizon Communications, Inc.
11,683,000	2.63%, 02/21/2020	11,670,301
4,575,000	3.45%, 03/15/2021	4,661,047
3,182,000	4.15%, 03/15/2024	3,278,115
9,397,000	4.27%, 01/15/2036(1)	8,517,347

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$11,077,000	4.52%, 09/15/2048(1)	$9,843,499
	15,448,000	4.67%, 03/15/2055(1)	13,500,718
	3,738,000	4.86%, 08/21/2046	3,533,958
	3,825,000	5.01%, 08/21/2054	3,535,692
	1,150,000	6.35%, 04/01/2019	1,313,914
	249,000	6.40%, 09/15/2033	287,863
		Wind Acquisition Finance S.A.
EUR	3,855,000	4.00%, 07/15/2020(1)	4,323,723
	$1,975,000	6.50%, 04/30/2020(1)	2,098,437
	480,000	Windstream Corp. 7.75%, 10/15/2020	439,500

			147,751,494

		Transportation - 0.9%
	3,825,000	Burlington Northern Santa Fe LLC 3.85%, 09/01/2023	3,986,916
	1,415,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022	1,527,033
		CSX Corp.
	6,645,000	3.95%, 05/01/2050	5,923,818
	1,000,000	4.75%, 05/30/2042	1,001,871
		FedEx Corp.
	1,260,000	3.20%, 02/01/2025	1,213,946
	4,900,000	3.88%, 08/01/2042	4,333,893
	6,105,000	Kansas City Southern de Mexico S.A. de C.V. 2.35%, 05/15/2020	5,980,946
	2,930,000	Kansas City Southern Railway Co. 4.95%, 08/15/2045	2,968,483
	770,000	Kazakhstan Temir Zholy Finance B.V. 6.95%, 07/10/2042(4)	692,461
		Penske Truck Leasing Co.
	1,135,000	2.50%, 03/15/2016(1)	1,143,354
	3,865,000	2.50%, 06/15/2019(1)	3,825,894
	225,000	2.88%, 07/17/2018(1)	228,590
	3,575,000	3.05%, 01/09/2020(1)	3,589,915
	9,895,000	4.88%, 07/11/2022(1)	10,469,335
		Russian Railways via RZD Capital plc
EUR	800,000	4.60%, 03/06/2023(4)	805,905
	$3,540,000	5.70%, 04/05/2022(4)	3,363,000
	6,470,000	Ryder System, Inc. 2.50%, 05/11/2020	6,440,471

			57,495,831

		Total Corporate Bonds (cost $2,844,098,873)	2,823,798,862

Foreign Government Obligations - 3.4%
		Argentina - 0.1%
	280,000	Argentina Boden Bonds 0.00%, 10/03/2015	284,200
	3,235,000	Argentina Bonar Bonds 7.00%, 04/17/2017	3,099,130
		Argentine Republic Government International Bond
	2,350,000	0.00%, 12/31/2038*(2)	1,367,700
	3,119,535	8.28%, 12/31/2033	2,676,561
	1,251,000	City of Buenos Aires Argentina 8.95%, 02/19/2021(1)	1,279,147
	745,000	Provincia de Buenos Aires 9.95%, 06/09/2021(1)	735,688

			9,442,426

		Brazil - 0.2%
		Brazil Minas SPE via State of Minas Gerais
	1,605,000	5.33%, 02/15/2028(4)	1,492,650
	1,775,000	5.33%, 02/15/2028(1)	1,650,750
BRL	11,033,135	Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2050(7)	3,018,835
		Brazilian Government International Bond
	$860,000	5.63%, 01/07/2041	795,500

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$606,945	8.00%, 01/15/2018	$658,535
	4,099,000	8.25%, 01/20/2034	4,918,800

			12,535,070

		Bulgaria - 0.1%
		Bulgaria Government International Bond
EUR	1,625,000	2.00%, 03/26/2022(4)	1,740,576
	4,080,000	2.95%, 09/03/2024(4)	4,474,141
	2,915,000	3.13%, 03/26/2035(4)	2,793,222

			9,007,939

		Colombia - 0.3%
		Colombia Government International Bond
	$2,930,000	4.38%, 07/12/2021	3,047,200
	4,780,000	5.63%, 02/26/2044	4,851,700
	870,000	6.13%, 01/18/2041	937,425
	3,180,000	7.38%, 09/18/2037	3,895,500
COP	1,450,000,000	7.75%, 04/14/2021	539,672
	10,000,000	9.85%, 06/28/2027	4,237
	$85,000	10.38%, 01/28/2033	127,925
	1,536,000	11.75%, 02/25/2020	2,081,280
COP	108,000,000	12.00%, 10/22/2015	37,948
		Colombian TES
	655,099,620	3.50%, 03/10/2021(7)	227,432
	503,579,980	4.75%, 02/23/2023(7)	187,921
	2,039,200,000	6.00%, 04/28/2028	609,158
	1,295,400,000	7.50%, 08/26/2026	444,475

			16,991,873

		Dominican Republic - 0.1%
		Dominican Republic International Bond
	$2,800,000	5.50%, 01/27/2025(1)	2,814,000
	595,000	6.60%, 01/28/2024(1)	644,980
	465,000	7.45%, 04/30/2044(1)	499,875
	250,000	7.50%, 05/06/2021(4)	279,375

			4,238,230

		Ecuador - 0.0%
	1,700,000	Ecuador Government International Bond 9.38%, 12/15/2015	1,687,250

		Gabon - 0.0%
	245,000	Gabonese Republic 6.95%, 06/16/2025(1)	236,410

		Hungary - 0.2%
		Hungary Government International Bond
	3,646,000	4.00%, 03/25/2019	3,791,840
	1,518,000	4.13%, 02/19/2018	1,581,756
	1,362,000	5.38%, 02/21/2023	1,483,790
EUR	550,000	5.75%, 06/11/2018(4)	681,053
	$232,000	5.75%, 11/22/2023	258,819
	2,068,000	6.25%, 01/29/2020	2,331,910
	1,408,000	7.63%, 03/29/2041	1,891,479

			12,020,647

		Iceland - 0.1%
		Iceland Government International Bond
	1,755,000	4.88%, 06/16/2016(4)	1,800,133
	1,150,000	5.88%, 05/11/2022(4)	1,308,103
	226,000	5.88%, 05/11/2022(1)	257,071

			3,365,307

		Indonesia - 0.4%
		Indonesia Government International Bond
EUR	721,000	1.00%, 07/30/2025	782,416
	$1,395,000	3.75%, 04/25/2022(4)	1,377,563
	2,040,000	5.38%, 10/17/2023(4)	2,198,100
	465,000	5.38%, 10/17/2023(1)	501,038
	1,365,000	5.88%, 01/15/2024(4)	1,521,975

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$4,526,000	6.63%, 02/17/2037(4)	$5,097,407
	1,275,000	6.75%, 01/15/2044(4)	1,485,375
	4,200,000	7.75%, 01/17/2038(4)	5,323,500
	4,387,000	8.50%, 10/12/2035(4)	5,889,547
IDR	21,196,000,000	Indonesia Treasury Bond 8.38%, 03/15/2024	1,543,379

			25,720,300

		Ivory Coast - 0.0%
		Ivory Coast Government International Bond
	$2,055,000	5.38%, 07/23/2024(4)	1,901,902
	415,000	5.75%, 12/31/2032(4)	380,924
	390,000	6.38%, 03/03/2028(1)	374,303

			2,657,129

		Jamaica - 0.0%
		Jamaica Government International Bond
	615,000	6.75%, 04/28/2028	616,538
	200,000	7.88%, 07/28/2045	198,500

			815,038

		Kazakhstan - 0.1%
		Kazakhstan Government International Bond
	375,000	3.88%, 10/14/2024(1)	346,875
	1,395,000	4.88%, 10/14/2044(4)	1,150,038
	715,000	4.88%, 10/14/2044(1)	589,446
	2,030,000	5.13%, 07/21/2025(1)	2,008,929
	2,125,000	6.50%, 07/21/2045(1)	2,111,187

			6,206,475

		Latvia - 0.1%
	3,265,000	Republic of Latvia 2.75%, 01/12/2020(4)	3,285,406

		Lithuania - 0.1%
		Lithuania Government International Bond
	2,160,000	6.13%, 03/09/2021(4)	2,504,071
	4,751,000	7.38%, 02/11/2020(4)	5,681,246

			8,185,317

		Mexico - 0.3%
MXN	26,329,500	Mexican Bonos 10.00%, 12/05/2024	2,094,354
		Mexican Udibonos
	6,476,206	2.50%, 12/10/2020(7)	406,559
	6,064,473	4.50%, 12/04/2025(7)	427,265
	3,961,410	4.50%, 11/22/2035(7)	284,472
		Mexico Government International Bond
	$966,000	3.63%, 03/15/2022	979,041
EUR	470,000	4.00%, 03/15/2115	453,720
	$2,720,000	4.60%, 01/23/2046	2,563,600
	1,158,000	4.75%, 03/08/2044	1,123,260
	5,486,000	5.75%, 10/12/2110	5,499,715
	2,718,000	6.05%, 01/11/2040	3,139,290

			16,971,276

		Morocco - 0.1%
		Morocco Government International Bond
EUR	1,580,000	3.50%, 06/19/2024(4)	1,778,617
	460,000	4.50%, 10/05/2020(4)	555,305
	$800,000	5.50%, 12/11/2042(4)	807,000

			3,140,922

		Panama - 0.1%
		Panama Government International Bond
	1,155,000	3.75%, 03/16/2025	1,149,225
	1,199,000	8.88%, 09/30/2027	1,714,570
	1,422,000	9.38%, 04/01/2029	2,129,445

			4,993,240

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Peru - 0.0%
	$285,000	El Fondo Mivivienda S.A. 3.50%, 01/31/2023(1)	$273,230
		Peru Government Bond
PEN	3,325,000	5.20%, 09/12/2023	962,150
	2,295,000	6.95%, 08/12/2031	707,490
	75,000	7.84%, 08/12/2020	25,875
	$863,000	Peruvian Government International Bond 7.13%, 03/30/2019	1,007,552

			2,976,297

		Romania - 0.2%
		Romanian Government International Bond
EUR	6,575,000	3.63%, 04/24/2024(4)	7,795,789
	355,000	4.63%, 09/18/2020(4)	449,141
	$224,000	6.13%, 01/22/2044(1)	258,702
	1,420,000	6.13%, 01/22/2044(4)	1,639,986
	1,970,000	6.75%, 02/07/2022(4)	2,324,600

			12,468,218

		Russia - 0.2%
		Russian Foreign Bond - Eurobond
EUR	3,400,000	3.63%, 09/16/2020(4)	3,713,515
	$1,200,000	4.50%, 04/04/2022(4)	1,167,000
	3,200,000	4.88%, 09/16/2023(4)	3,112,000
	1,700,000	5.00%, 04/29/2020(4)	1,733,707
	1,500,000	12.75%, 06/24/2028(4)	2,317,500

			12,043,722

		Slovenia - 0.1%
		Slovenia Government International Bond
	1,210,000	5.25%, 02/18/2024(1)	1,333,420
	2,045,000	5.25%, 02/18/2024(4)	2,253,590
	1,715,000	5.50%, 10/26/2022(4)	1,925,087
	1,045,000	5.85%, 05/10/2023(1)	1,194,539
	675,000	5.85%, 05/10/2023(4)	771,593

			7,478,229

		South Africa - 0.0%
		South Africa Government Bond
ZAR	20,800,000	7.00%, 02/28/2031	1,410,755
	7,775,000	7.00%, 02/28/2031	527,337
	14,645,000	8.75%, 02/28/2048	1,141,940

			3,080,032

		Tunisia - 0.0%
	$365,000	Banque Centrale de Tunisie S.A. 5.75%, 01/30/2025(1)	353,138

		Turkey - 0.5%
		Turkey Government International Bond
	8,765,000	5.13%, 03/25/2022	9,120,666
	7,925,000	5.63%, 03/30/2021	8,494,649
	6,110,000	5.75%, 03/22/2024	6,563,875
	725,000	6.25%, 09/26/2022	800,980
	1,695,000	7.00%, 06/05/2020	1,922,639
	1,990,000	7.38%, 02/05/2025	2,368,100

			29,270,909

		Ukraine - 0.0%
		Ukraine Government International Bond
	350,000	6.25%, 06/17/2016(1)	202,832
	740,000	6.25%, 06/17/2016(4)	428,845
	2,320,000	6.58%, 11/21/2016(4)	1,344,486
	105,000	6.88%, 09/23/2015(4)	64,827

			2,040,990

		Uruguay - 0.0%
	1,227,000	Uruguay Government International Bond 5.10%, 06/18/2050	1,177,920

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Venezuela - 0.1%
	Venezuela Government International Bond
$ 4,235,000	7.00%, 03/31/2038(4)	$1,455,781
6,480,000	7.65%, 04/21/2025	2,284,200
5,465,000	8.25%, 10/13/2024(4)	1,967,400
225,000	9.25%, 05/07/2028(4)	83,025
7,090,000	9.25%, 05/07/2028(4)	2,616,210
450,000	9.38%, 01/13/2034	169,875

		8,576,491

	Total Foreign Government Obligations (cost $227,266,063)	220,966,201

Municipal Bonds - 0.3%
	Development - 0.1%
	State of California
725,000	7.30%, 10/01/2039	1,023,845
1,730,000	7.60%, 11/01/2040	2,580,485
550,000	7.63%, 03/01/2040	807,010

		4,411,340

	Facilities - 0.0%
50,000	California State Public Works Board 8.36%, 10/01/2034	71,429

	General - 0.0%
1,270,000	Chicago Transit Auth 6.90%, 12/01/2040	1,485,519

	General Obligation - 0.1%
2,795,000	California State GO, Taxable 7.55%, 04/01/2039	4,118,237
155,000	Illinois State, GO 5.10%, 06/01/2033	146,944
585,000	State of Illinois 5.67%, 03/01/2018	626,225

		4,891,406

	Transportation - 0.1%
	Port Auth of New York & New Jersey
1,850,000	4.46%, 10/01/2062	1,836,495
15,000	4.93%, 10/01/2051	16,299
900,000	4.96%, 08/01/2046	973,287
4,165,000	5.31%, 08/01/2046	4,450,885

		7,276,966

	Total Municipal Bonds (cost $16,700,869)	18,136,660

Senior Floating Rate Interests - 0.2%(8)
	Electric - 0.1%
3,799,308	Texas Competitive Electric Holdings Co. LLC 4.67%, 10/10/2017	1,937,647

	Insurance - 0.0%
775,000	Asurion LLC 8.50%, 03/03/2021	778,875

	Internet - 0.0%
1,062,998	Lands’ End, Inc. 4.25%, 04/04/2021	1,019,149

	Machinery-Diversified - 0.1%
1,913,989	Gardner Denver, Inc. 4.25%, 07/30/2020	1,844,607

	Oil & Gas Services - 0.0%
1,545,991	Crosby U.S. Acquisition Corp. 3.75%, 11/23/2020	1,453,232

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Retail - 0.0%
$ 1,824,092	Neiman Marcus Group, Inc. 4.25%, 10/25/2020		$1,815,428

	Semiconductors - 0.0%
830,213	Freescale Semiconductor, Inc. 5.00%, 01/15/2021		833,450

	Total Senior Floating Rate Interests (cost $10,748,703)		9,682,388

U.S. Government Securities - 0.1%
	U.S. Treasury Securities - 0.1%
	U.S. Treasury Bonds - 0.0%
500,000	3.00%, 11/15/2044		506,094
2,090,000	3.13%, 08/15/2044		2,167,232

			2,673,326

	U.S. Treasury Notes - 0.1%
850,000	0.50%, 09/30/2016		850,864
375,000	1.63%, 12/31/2019		378,018
520,000	2.25%, 11/15/2024		522,559
1,250,000	2.38%, 08/15/2024		1,270,312

			3,021,753

	Total U.S. Government Securities (cost $5,653,385)		5,695,079

Convertible Bonds - 0.0%
	Home Builders - 0.0%
180,000	M/I Homes, Inc. 3.00%, 03/01/2018		179,550

	Oil & Gas - 0.0%
1,415,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019		949,819

	Total Convertible Bonds (cost $1,514,782)		1,129,369

	Total Long-Term Investments (cost $5,853,982,090)		6,203,281,188
Short-Term Investments - 4.5%
	Other Investment Pools & Funds - 4.5%
292,230,779	Fidelity Money Market Class 1		292,230,779

	Total Short-Term Investments (cost $292,230,779)		292,230,779

	Total Investments (cost $6,146,212,869)^	99.9%	$6,495,511,967
	Other Assets and Liabilities	0.1%	8,448,443

	Total Net Assets	100.0%	$6,503,960,410

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$484,935,635
Unrealized Depreciation	(135,636,537)

Net Unrealized Appreciation	$349,299,098

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $595,253,346, which represents 9.2% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $115,340,714, which represents 1.8% of total net assets.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $4,549,481 at July 31, 2015.
(6)	This security may pay interest in additional principal instead of cash.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2015.

Futures Contracts Outstanding at July 31, 2015

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	561	09/30/2015	$122,770,281	$122,894,062	$123,781
U.S. Treasury 5-Year Note Future	4,413	09/30/2015	526,430,744	528,870,469	2,439,725
U.S. Treasury Long Bond Future	1,019	09/21/2015	157,260,084	158,900,312	1,640,228

Total					$4,203,734

Short position contracts:
Euro BUXL 30-Year Bond Future	18	09/08/2015	$3,049,771	$3,153,488	$(103,717)
Euro-BOBL Future	26	09/08/2015	3,765,743	3,798,293	(32,550)
Euro-Bund Future	95	09/08/2015	16,071,938	16,392,547	(320,609)
U.S. Treasury 10-Year Note Future	3,342	09/21/2015	423,307,395	425,896,125	(2,588,730)
U.S. Treasury CME Ultra Long Term Bond Future	743	09/21/2015	117,899,554	118,531,719	(632,165)

Total					$(3,677,771)

Total futures contracts					$525,963

OTC Credit Default Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on single-name issues:
Buy protection:
Indonesia Government International Bond	BNP	USD	45,000	(1.00%)/1.44%	09/20/19	$822	$—	$739	$(83)
Indonesia Government International Bond	GSC	USD	145,000	(1.00%)/1.44%	09/20/19	2,812	—	2,382	(430)
Indonesia Government International Bond	BNP	USD	175,000	(1.00%)/1.44%	09/20/19	3,462	—	$2,875	(587)
Indonesia Government International Bond	BCLY	USD	320,000	(1.00%)/1.44%	09/20/19	5,967	—	5,257	(710)

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Indonesia Government International Bond	BNP	USD	265,000	(1.00%)/1.44%	09/20/19	5,239	—	4,354	(885)
Indonesia Government International Bond	BNP	USD	615,000	(1.00%)/1.44%	09/20/19	11,582	—	10,104	(1,478)
Venezuela Government International Bond	BOA	USD	745,000	(5.00%)/59.86%	03/20/19	138,287	—	460,770	322,483
Venezuela Government International Bond	DEUT	USD	730,000	(5.00%)/59.86%	03/20/19	140,818	—	451,493	310,675
Venezuela Government International Bond	DEUT	USD	585,000	(5.00%)/59.86%	03/20/19	106,318	—	361,814	255,496

Total						$415,307	$—	$1,299,788	$884,481

Credit default swaps on single-name issues:
Sell protection:
Brazilian Government International Bond	DEUT	USD	565,000	1.00%/2.88%	09/20/20	$—	$(39,602)	$(49,207)	$(9,605)
Brazilian Government International Bond	DEUT	USD	565,000	1.00%/2.88%	09/20/20	—	(39,602)	(49,207)	(9,605)
Brazilian Government International Bond	GSC	USD	1,245,000	1.00%/2.88%	09/20/20	—	(87,808)	(108,428)	(20,620)
Brazilian Government International Bond	DEUT	USD	3,085,000	1.00%/2.88%	09/20/20	—	(236,854)	(268,674)	(31,820)
Brazilian Government International Bond	GSC	USD	2,840,000	1.00%/2.88%	09/20/20	—	(196,733)	(247,337)	(50,604)
Brazilian Government International Bond	GSC	USD	5,605,000	1.00%/2.88%	09/20/20	—	(385,246)	(488,143)	(102,897)
Brazilian Government International Bond	DEUT	USD	565,000	1.00%/2.88%	09/20/20	—	(39,602)	(49,207)	(9,605)
Brazilian Government International Bond	DEUT	USD	1,035,000	1.00%/2.88%	09/20/20	—	(73,450)	(90,139)	(16,689)
Brazilian Government International Bond	DEUT	USD	1,130,000	1.00%/2.88%	09/20/20	—	(79,944)	(98,412)	(18,468)
Brazilian Government International Bond	CBK	USD	985,000	1.00%/2.88%	09/20/20	—	(67,033)	(85,784)	(18,751)
Brazilian Government International Bond	DEUT	USD	2,200,000	1.00%/2.88%	09/20/20	—	(168,908)	(191,600)	(22,692)
Hungary Government International Bond	BNP	USD	6,990,000	1.00%/1.37%	12/20/19	—	(198,771)	(100,194)	98,577
Malaysia Government Bonds	BCLY	USD	175,000	1.00%/1.48%	09/20/20	—	(2,944)	(3,925)	(981)
Malaysia Government Bonds	BOA	USD	875,000	1.00%/1.48%	09/20/20	—	(16,932)	(19,625)	(2,693)
Malaysia Government Bonds	DEUT	USD	950,000	1.00%/1.48%	09/20/20	—	(11,306)	(21,308)	(10,002)
Malaysia Government Bonds	MSC	USD	1,400,000	1.00%/1.48%	09/20/20	—	(15,837)	(31,401)	(15,564)
Malaysia Government Bonds	BCLY	USD	275,000	1.00%/1.48%	09/20/20	—	(3,402)	(6,168)	(2,766)
Malaysia Government Bonds	DEUT	USD	775,000	1.00%/1.48%	09/20/20	—	(9,223)	(17,382)	(8,159)
Peruvian Government International Bond	BCLY	USD	860,000	1.00%/1.16%	03/20/19	—	(8,554)	(3,751)	4,803
Peruvian Government International Bond	BOA	USD	420,000	1.00%/1.16%	03/20/19	—	(3,467)	(1,832)	1,635
Petrobras International Finance Co.	GSC	USD	475,000	1.00%/4.91%	06/20/20	—	(84,780)	(77,742)	7,038
Russian Foreign Bond - Eurobond	BOA	USD	1,010,000	1.00%/3.26%	03/20/20	—	(144,889)	(94,598)	50,291
Russian Foreign Bond - Eurobond	CBK	USD	3,790,000	1.00%/3.26%	03/20/20	—	(547,605)	(354,977)	192,628
Russian Foreign Bond - Eurobond	CBK	USD	642,646	1.00%/3.3%	06/20/20	—	(104,873)	(64,354)	40,519
Russian Foreign Bond - Eurobond	BOA	USD	1,050,000	1.00%/3.3%	06/20/20	—	(128,397)	$(105,178)	23,219
Russian Foreign Bond - Eurobond	BOA	USD	640,000	1.00%/3.3%	06/20/20	—	(75,860)	(64,108)	11,752

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Russian Foreign Bond - Eurobond	BOA	USD	1,240,000	1.00%/3.3%	06/20/20	—	(135,639)	(124,210)	11,429
Russian Foreign Bond - Eurobond	CBK	USD	1,245,000	1.00%/3.3%	06/20/20	—	(130,512)	(124,712)	5,800
Russian Foreign Bond - Eurobond	BCLY	USD	890,000	1.00%/3.3%	06/20/20	—	(94,081)	(89,151)	4,930
Russian Foreign Bond - Eurobond	CBK	USD	890,000	1.00%/3.3%	06/20/20	—	(93,298)	(89,151)	4,147
Russian Foreign Bond - Eurobond	BCLY	USD	550,000	1.00%/3.3%	06/20/20	—	(58,140)	(55,093)	3,047
Russian Foreign Bond - Eurobond	BCLY	USD	445,000	1.00%/3.3%	06/20/20	—	(47,041)	(44,576)	2,465
Russian Foreign Bond - Eurobond	BOA	USD	3,490,000	1.00%/3.3%	06/20/20	—	(297,481)	(349,593)	(52,112)
Russian Foreign Bond - Eurobond	BOA	USD	1,185,000	1.00%/3.35%	09/20/20	—	(129,865)	(126,190)	3,675
Russian Foreign Bond - Eurobond	GSC	USD	830,000	1.00%/3.35%	09/20/20	—	(91,982)	(88,386)	3,596
Russian Foreign Bond - Eurobond	BOA	USD	2,140,000	1.00%/3.35%	09/20/20	—	(226,266)	(227,887)	(1,621)
Turkey Government International Bond	BNP	USD	10,175,000	1.00%/2.34%	09/20/20	—	(616,269)	(638,436)	(22,167)
Turkey Government International Bond	BNP	USD	45,000	1.00%/2.06%	09/20/19	—	(1,356)	(1,816)	(460)
Turkey Government International Bond	GSC	USD	145,000	1.00%/2.06%	09/20/19	—	(4,692)	(5,851)	(1,159)
Turkey Government International Bond	BNP	USD	175,000	1.00%/2.06%	09/20/19	—	(5,540)	(7,062)	(1,522)
Turkey Government International Bond	BNP	USD	265,000	1.00%/2.06%	09/20/19	—	(8,333)	(10,694)	(2,361)
Turkey Government International Bond	BNP	USD	320,000	1.00%/2.06%	09/20/19	—	(10,178)	(12,913)	(2,735)
Turkey Government International Bond	BNP	USD	615,000	1.00%/2.06%	09/20/19	—	(18,876)	(24,817)	(5,941)
Turkey Government International Bond	DEUT	USD	1,655,000	1.00%/2.14%	12/20/19	—	(64,889)	(76,242)	(11,353)
Turkey Government International Bond	GSC	USD	3,575,000	1.00%/2.34%	09/20/20	—	(207,621)	(224,316)	(16,695)

Total						$—	$(5,013,681)	$(5,013,777)	$(96)

Total single-name issues						$415,307	$(5,013,681)	$(3,713,989)	$884,385

Total OTC contracts						$415,307	$(5,013,681)	$(3,713,989)	$884,385

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding July 31, 2015

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.22	USD	2,721,600	5.00%	06/20/19	$157,452	$228,668	$71,216
CDX.NA.HY.24	USD	9,281,250	5.00%	06/20/20	586,558	632,801	46,243
CDX.NA.IG.24	USD	33,000,000	1.00%	06/20/20	425,451	494,568	69,117

Total					$1,169,461	$1,356,037	$186,576

Total					$1,169,461	$1,356,037	$186,576

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

AUD	Buy	09/16/15	HSBC	$448,753	$448,346	$(407)
AUD	Sell	09/16/15	BOA	3,115,211	2,952,523	162,688
BRL	Buy	09/02/15	SSG	409,582	385,732	(23,850)
BRL	Sell	09/02/15	GSC	584,376	552,489	31,887
BRL	Sell	09/02/15	GSC	1,283,173	1,269,427	13,746
CAD	Sell	09/16/15	JPM	1,660,865	1,555,515	105,350
CLP	Buy	09/16/15	SSG	1,579,187	1,484,229	(94,958)
CLP	Buy	09/16/15	SCB	1,593,481	1,484,229	(109,252)
CLP	Sell	09/16/15	JPM	1,340,263	1,323,137	17,126
COP	Sell	09/16/15	SCB	1,621,768	1,431,499	190,269
COP	Sell	09/16/15	SCB	795,545	715,642	79,903
EUR	Buy	09/16/15	MSC	1,053,898	1,054,980	1,082
EUR	Buy	09/16/15	MSC	241,092	241,766	674
EUR	Buy	09/16/15	SSG	148,928	146,159	(2,769)
EUR	Buy	09/16/15	BOA	582,054	570,349	(11,705)
EUR	Buy	09/16/15	TDB	678,489	662,659	(15,830)
EUR	Buy	09/17/15	CBK	305,474	302,213	(3,261)
EUR	Sell	08/31/15	BNP	3,000,884	2,976,299	24,585
EUR	Sell	08/31/15	HSBC	2,998,988	2,975,200	23,788
EUR	Sell	08/31/15	DEUT	2,998,847	2,975,200	23,647
EUR	Sell	09/16/15	JPM	26,186,738	25,570,071	616,667
EUR	Sell	09/16/15	TDB	2,412,626	2,361,616	51,010
EUR	Sell	09/16/15	DEUT	2,362,997	2,345,132	17,865
EUR	Sell	09/16/15	UBS	778,509	780,246	(1,737)
IDR	Sell	09/17/15	BOA	1,602,220	1,606,315	(4,095)
INR	Buy	09/16/15	CBK	3,257,470	3,273,982	16,512
MXN	Buy	09/17/15	RBC	1,433,613	1,389,232	(44,381)
MXN	Sell	09/17/15	JPM	1,232,370	1,245,399	(13,029)
NZD	Sell	09/16/15	NAB	1,625,192	1,495,953	129,239
PEN	Sell	09/16/15	BNP	473,914	471,806	2,108
PEN	Sell	09/16/15	SSG	473,447	471,496	1,951
ZAR	Sell	09/16/15	CBK	1,670,977	1,646,233	24,744

Total						$1,209,567

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

Municipal Abbreviations:
GO	General Obligation

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$451,356,013	$451,356,013	$—	$—
Capital Goods	238,050,728	205,926,166	32,124,562	—
Commercial & Professional Services	23,434,924	23,434,924	—	—
Consumer Services	44,962,964	44,962,964	—	—
Diversified Financials	105,195,042	105,195,042	—	—
Energy	322,590,584	322,590,584	—	—
Food & Staples Retailing	27,056,396	27,056,396	—	—
Food, Beverage & Tobacco	248,642,675	208,579,704	40,062,971	—
Household & Personal Products	51,880,364	51,880,364	—	—
Insurance	125,142,221	125,142,221	—	—
Materials	100,443,937	100,443,937	—	—
Media	24,207,707	24,207,707	—	—
Pharmaceuticals, Biotechnology & Life Sciences	442,233,302	391,272,106	50,961,196	—
Semiconductors & Semiconductor Equipment	156,561,486	156,561,486	—	—
Software & Services	153,225,209	153,225,209	—	—
Technology Hardware & Equipment	86,700,610	86,700,610	—	—
Telecommunication Services	126,574,707	126,574,707	—	—
Transportation	27,589,091	27,589,091	—	—
Utilities	241,648,725	202,420,101	39,228,624	—
Preferred Stocks	2,215,888	2,215,888	—	—
Asset & Commercial Mortgage Backed Securities	124,160,056	—	124,160,056	—
Corporate Bonds	2,823,798,862	—	2,823,798,862	—
Foreign Government Obligations	220,966,201	—	220,966,201	—
Municipal Bonds	18,136,660	—	18,136,660	—
Senior Floating Rate Interests	9,682,388	—	9,682,388	—
U.S. Government Securities	5,695,079	—	5,695,079	—
Convertible Bonds	1,129,369	—	1,129,369	—
Short-Term Investments	292,230,779	292,230,779	—	—
Foreign Currency Contracts(2)	1,534,841	—	1,534,841	—
Futures Contracts(2)	4,203,734	4,203,734	—	—
Swaps - Credit Default(2)	1,544,781	—	1,544,781	—

Total	$6,502,795,323	$3,133,769,733	$3,369,025,590	$—

Liabilities
Foreign Currency Contracts(2)	$(325,274)	$—	$(325,274)	$—
Futures Contracts(2)	(3,677,771)	(3,677,771)	—	—
Swaps - Credit Default(2)	(473,820)	—	(473,820)	—

Total	$(4,476,865)	$(3,677,771)	$(799,094)	$—

(1) For the period ended July 31, 2015, investments valued at $2,621,547 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.9%
	Automobiles & Components - 2.2%
1,101,110	Delphi Automotive plc	$85,974,669
475,067	Fiat Chrysler Automobiles N.V.*	7,472,953
3,777,487	Goodyear Tire & Rubber Co.	113,815,683
201,902	Harley-Davidson, Inc.	11,770,887
436,200	Honda Motor Co., Ltd.	14,655,229
200,700	Thor Industries, Inc.	11,215,116

		244,904,537

	Banks - 5.9%
8,487,109	Axis Bank Ltd.	75,843,173
1,998,805	Bank of America Corp.	35,738,633
284,636	BNP Paribas S.A.	18,514,800
2,564,300	Citigroup, Inc.	149,908,978
177,681	Grupo Financiero Galicia S.A. ADR	3,338,626
4,395,130	ICICI Bank Ltd.	20,799,370
61,000	ICICI Bank Ltd. ADR	614,270
3,111,803	JP Morgan Chase & Co.	213,251,860
172,493	M&T Bank Corp.	22,622,457
847,630	PNC Financial Services Group, Inc.	83,220,313
245,300	Sumitomo Mitsui Financial Group, Inc.	11,061,555
567,222	Wells Fargo & Co.	32,825,137

		667,739,172

	Capital Goods - 5.2%
74,334	3M Co.	11,249,708
2,050,015	AECOM*	63,201,962
786,305	AerCap Holdings N.V.*	36,830,526
240,810	Airbus Group SE	17,094,004
183,890	Builders FirstSource, Inc.*	2,765,706
108,223	Danaher Corp.	9,908,898
268,640	DigitalGlobe, Inc.*	5,689,795
1,832,660	DMG Mori Co., Ltd.	28,225,276
483,876	Eaton Corp. plc	29,313,208
209,686	Fortune Brands Home & Security, Inc.	10,012,506
150,190	Generac Holdings, Inc.*	5,267,163
805,225	General Electric Co.	21,016,372
10,514	HD Supply Holdings, Inc.*	376,401
806,800	HF Global, Inc.(1)(2)	9,762,248
328,351	Honeywell International, Inc.	34,493,273
138,840	KLX, Inc.*	5,453,635
372,334	Lithium Technology Corp.*(1)(2)	2,163,261
131,557	Lockheed Martin Corp.	27,245,455
196,970	Minebea Co., Ltd.	3,080,322
130,443	Northrop Grumman Corp.	22,567,943
223,196	Owens Corning	10,010,341
617,584	Raytheon Co.	67,372,239
244,949	Rexel S.A.	3,857,622
642,433	Safran S.A.	48,639,094
41,369	Sulzer AG	4,247,984
81,957	Teledyne Technologies, Inc.*	8,496,482
164,936	TransDigm Group, Inc.*	37,325,017
523,528	United Technologies Corp.	52,515,094
127,138	WESCO International, Inc.*	7,801,188

		585,982,723

	Commercial & Professional Services - 0.5%
39,494	Clean Harbors, Inc.*	1,955,743
155,205	Equifax, Inc.	15,851,087
296,795	Herman Miller, Inc.	8,322,132
86,000	ManpowerGroup, Inc.	7,781,280
143,885	Robert Half International, Inc.	7,917,991
203,600	TriNet Group, Inc.*	5,472,768
62,106	Verisk Analytics, Inc. Class A*	4,851,100

		52,152,101

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Consumer Durables & Apparel - 2.8%
378,200	Asics Corp.	$10,868,770
908,997	D.R. Horton, Inc.	26,988,121
281,931	Electrolux AB Series B	8,093,656
25,960,000	Global Brands Group Holding Ltd.*	5,752,817
66,632	GoPro, Inc. Class A*	4,137,847
325,650	Harman International Industries, Inc.	35,059,479
405,692	Kate Spade & Co.*	8,162,523
148,491	Luxottica Group S.p.A.	10,768,095
105,974	Michael Kors Holdings Ltd.*	4,449,848
4,494,101	PulteGroup, Inc.	93,117,773
1,048,200	Samsonite International S.A.	3,420,851
3,499,840	Sony Corp.*	99,207,911
327,515	Vera Bradley, Inc.*	3,556,813
31,763	Whirlpool Corp.	5,645,238

		319,229,742

	Consumer Services - 3.6%
516,090	American Public Education, Inc.*	13,351,248
27,731	Chipotle Mexican Grill, Inc.*	20,582,780
487,093	Grand Canyon Education, Inc.*	21,154,449
1,512,160	Hilton Worldwide Holdings, Inc.*	40,601,496
728,630	Las Vegas Sands Corp.	40,832,425
544,830	LifeLock, Inc.*	4,315,054
479,789	McDonald’s Corp.	47,911,729
1,504,900	Norwegian Cruise Line Holdings Ltd.*	93,935,858
940,800	Sands China Ltd.	4,152,007
1,298,332	Wyndham Worldwide Corp.	107,138,357
71,007	Wynn Resorts Ltd.	7,330,053

		401,305,456

	Diversified Financials - 4.6%
103,670	Ameriprise Financial, Inc.	13,028,209
262,571	Banca Generali S.p.A.	8,639,528
65,630	Berkshire Hathaway, Inc. Class B*	9,368,026
152,686	BlackRock, Inc.	51,351,355
2,675,000	Blackstone Group L.P.	104,993,750
88,253	Goldman Sachs Group, Inc.	18,098,043
112,020	Japan Exchange Group, Inc.	3,899,197
299,522	Julius Baer Group Ltd.*	16,569,475
52,407	MarketAxess Holdings, Inc.	5,125,404
714,837	McGraw Hill Financial, Inc.	72,734,665
1,044,514	MSCI, Inc.	71,194,074
214,328	Northern Trust Corp.	16,393,949
282,400	PRA Group, Inc.*	17,946,520
221,147	Raymond James Financial, Inc.	13,047,673
1,572,515	Springleaf Holdings, Inc.*	79,427,733
332,130	Waddell & Reed Financial, Inc. Class A	14,915,958
651,400	Zegona Communications plc*	1,678,478

		518,412,037

	Energy - 3.3%
292,365	Atwood Oceanics, Inc.	6,081,192
319,371	Cameco Corp.	4,385,655
401,250	Canadian Natural Resources Ltd.	9,782,475
197,367	Chevron Corp.	17,463,032
2,036,236	Cobalt International Energy, Inc.*	15,699,380
99,401	Diamondback Energy, Inc.*	6,689,687
4,315	Energen Corp.	238,188
621,000	Ensco plc Class A	10,296,180
166,855	Exxon Mobil Corp.	13,216,585
2,498,305	Halliburton Co.	104,404,166
104,021	Helmerich & Payne, Inc.	6,006,172
201,902	HollyFrontier Corp.	9,743,790
1,088,441	Imperial Oil Ltd.	40,294,086
1,257,118	Karoon Gas Australia Ltd.*	2,145,442
584,658	Laredo Petroleum, Inc.*	5,010,519
598,174	Marathon Oil Corp.	12,567,636

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

2,194,447	McDermott International, Inc.*	$9,655,567
116,229	National Oilwell Varco, Inc.	4,896,728
188,143	Occidental Petroleum Corp.	13,207,639
282,495	Patterson-UTI Energy, Inc.	4,656,930
215,496	Pioneer Natural Resources Co.	27,318,428
204,540	QEP Resources, Inc.	2,839,015
176,550	Rice Energy, Inc.*	3,186,727
772,922	Southwestern Energy Co.*	14,376,349
667,729	Suncor Energy, Inc.	18,803,249
34,155	Superior Energy Services, Inc.	580,635
2,726,600	Trican Well Service Ltd.	5,858,276
290,073	Whiting Petroleum Corp.*	5,943,596

		375,347,324

	Food & Staples Retailing - 0.2%
46,730	Ain Pharmaciez, Inc.	2,217,779
335,410	Seven & I Holdings Co., Ltd.	15,476,269

		17,694,048

	Food, Beverage & Tobacco - 3.2%
150,969	Anheuser-Busch InBev N.V.	18,038,028
183,077	Anheuser-Busch InBev N.V. ADR	21,886,855
284,173	British American Tobacco plc	16,873,066
1,464,355	Coca-Cola Co.	60,155,703
1,492,603	Freshpet, Inc.*	24,657,802
1,533,562	Greencore Group plc	7,577,427
209,654	Imperial Tobacco Group plc	11,001,921
228,104	Kraft Heinz Co.	18,127,425
2,536,724	Mondelez International, Inc. Class A	114,482,354
324,954	Monster Beverage Corp.*	49,896,687
512,276	Nomad Foods Ltd.*	10,629,727
70,522	Post Holdings, Inc.*	3,789,852

		357,116,847

	Health Care Equipment & Services - 4.0%
109,457	Acadia Healthcare Co., Inc.*	8,732,479
594,378	Becton Dickinson and Co.	90,434,613
382,674	Cardinal Health, Inc.	32,519,636
533,600	CareView Communications, Inc.*	192,096
135,676	Cerner Corp.*	9,730,683
18,800	Cigna Corp.	2,708,328
371,609	Edwards Lifesciences Corp.*	56,544,025
462,600	Express Scripts Holding Co.*	41,666,382
574,988	HCA Holdings, Inc.*	53,479,634
512,791	IMS Health Holdings, Inc.*	16,999,022
18,583	Intuitive Surgical, Inc.*	9,907,898
131,900	McKesson Corp.	29,093,183
354,987	Medtronic plc	27,827,431
386,985	UnitedHealth Group, Inc.	46,979,979
73,755	Universal Health Services, Inc. Class B	10,711,439
71,200	Zimmer Biomet Holdings, Inc.	7,409,784

		444,936,612

	Household & Personal Products - 0.2%
3,380,045	Avon Products, Inc.	19,164,855
74,243	Estee Lauder Cos., Inc. Class A	6,615,794

		25,780,649

	Insurance - 5.8%
1,353,701	ACE Ltd.	147,242,058
3,045,000	American International Group, Inc.	195,245,400
207,947	Arthur J Gallagher & Co.	9,862,926
2,880,000	China Life Insurance Co., Ltd. Class H	10,607,769
283,950	Lincoln National Corp.	15,992,064
18,281	Markel Corp.*	16,265,520
875,841	Marsh & McLennan Cos., Inc.	50,746,227
978,881	MetLife, Inc.	54,562,827
348,342	Principal Financial Group, Inc.	19,336,464
1,204,000	Prudential Financial, Inc.	106,385,440

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

200,029	Torchmark Corp.	$12,323,787
261,819	Unum Group	9,383,593

		647,954,075

	Materials - 2.8%
110,600	Bemis Co., Inc.	4,929,442
6,884	Berry Plastics Group, Inc.*	224,143
102,400	Cabot Corp.	3,602,432
140,178	Celanese Corp. Series A	9,240,534
436,900	Chemours Co. (The)	4,770,948
389,219	Constellium N.V. Class A*	4,320,331
341,675	Continental Gold, Inc.*	752,398
274,555	Dow Chemical Co.	12,920,558
264,564	Huntsman Corp.	5,026,716
19,313,200	Ivanhoe Mines Ltd. Class A*	10,484,667
589,949	Louisiana-Pacific Corp.*	8,695,848
25,209	Martin Marietta Materials, Inc.	3,953,275
1,152,669	Methanex Corp.	51,954,585
698,530	Norbord, Inc.	13,550,259
783,838	Packaging Corp. of America	55,487,892
371,835	Platform Specialty Products Corp.*	8,652,601
356,830	Praxair, Inc.	40,728,576
277,278	Reliance Steel & Aluminum Co.	16,803,047
138,500	Rio Tinto plc ADR	5,348,870
523,678	Wacker Chemie AG	52,582,590

		314,029,712

	Media - 2.0%
231,895	CBS Corp. Class B	12,399,425
55,677	DISH Network Corp. Class A*	3,597,291
291,358	Markit, Ltd.*	7,755,950
324,895	Quebecor, Inc. Class B	7,683,605
5,149,549	Sky plc	91,544,937
97,273	Tribune Media Co. Class A	4,911,314
2,652,822	Twenty-First Century Fox, Inc. Class A	91,495,831

		219,388,353

	Pharmaceuticals, Biotechnology & Life Sciences - 14.4%
25,150	Agios Pharmaceuticals, Inc.*	2,771,027
308,154	Alkermes plc*	21,576,943
936,832	Allergan plc*	310,231,917
52,322	Alnylam Pharmaceuticals, Inc.*	6,667,392
91,290	Amgen, Inc.	16,120,901
1,275,194	Arena Pharmaceuticals, Inc.*	5,151,784
229,599	AstraZeneca plc	15,499,903
312,940	AstraZeneca plc ADR	10,574,243
234,701	Biogen, Inc.*	74,817,985
90,060	BioMarin Pharmaceutical, Inc.*	13,173,076
5,688,643	Bristol-Myers Squibb Co.	373,402,527
158,837	Celgene Corp.*	20,847,356
919,320	Eisai Co., Ltd.	59,999,325
72,480	Five Prime Therapeutics, Inc.*	1,704,730
200,170	Gilead Sciences, Inc.	23,592,036
321,100	ICON plc*	25,944,880
101,840	Illumina, Inc.*	22,333,512
162,618	Incyte Corp.*	16,957,805
479,514	Johnson & Johnson	48,052,098
92,800	Mallinckrodt plc*	11,503,488
4,714,193	Merck & Co., Inc.	277,948,819
1,029,480	Mylan N.V.*	57,640,585
79,335	Ono Pharmaceutical Co., Ltd.	9,558,116
34,900	Perrigo Co. plc	6,707,780
555,901	Pfizer, Inc.	20,045,790
411,595	Portola Pharmaceuticals, Inc.*	20,349,257
54,770	PTC Therapeutics, Inc.*	2,804,772
67,125	Regeneron Pharmaceuticals, Inc.*	37,164,427
86,662	Roche Holding AG	25,038,615
2,296,945	Sun Pharmaceutical Industries Ltd.	29,461,332

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

167,462	TESARO, Inc.*	$9,712,796
2,275,562	TherapeuticsMD, Inc.*	17,726,628
152,866	Vertex Pharmaceuticals, Inc.*	20,636,910

		1,615,718,755

	Real Estate - 0.8%
248,568	American Tower Corp. REIT	23,641,303
77,099	AvalonBay Communities, Inc. REIT	13,287,242
359,550	CBRE Group, Inc. Class A*	13,652,114
364,421	Columbia Property Trust, Inc. REIT	8,804,411
600,833	Deutsche Annington Immobilien SE	18,745,924
25,330	Relo Holdings, Inc.	2,720,211
153,417	WeWork Companies, Inc. Class A*(1)(2)	4,541,235
189,405	Weyerhaeuser Co. REIT	5,812,839

		91,205,279

	Retailing - 6.0%
699,083	Advance Auto Parts, Inc.	121,787,249
233,384	Amazon.com, Inc.*	125,128,832
215,441	CarMax, Inc.*	13,898,099
1,943,600	Chico’s FAS, Inc.	29,581,592
87,174	CST Brands, Inc.	3,302,151
2,946	Dollar General Corp.	236,770
173,090	Dollar Tree, Inc.*	13,506,213
183,193	GNC Holdings, Inc. Class A	9,014,928
2,814,994	Groupon, Inc.*	13,568,271
402,242	Home Depot, Inc.	47,074,381
12,011	Honest Co.(1)(2)	527,523
100,257	HSN, Inc.	7,369,892
10,615	JAND, Inc. Class A*(1)(2)	109,725
134,261	L Brands, Inc.	10,837,548
401,756	Lowe’s Cos., Inc.	27,865,796
664,797	Michaels Cos., Inc.*	16,845,956
104,920	Netflix, Inc.*	11,993,405
11,360	Priceline Group, Inc.*	14,126,955
2,122	Restoration Hardware Holdings, Inc.*	215,298
606,112	Signet Jewelers Ltd.	73,472,897
1,085,998	TJX Cos., Inc.	75,824,380
150,365	TripAdvisor, Inc.*	11,935,974
2,318,600	Vipshop Holdings Ltd. ADR*	45,189,514

		673,413,349

	Semiconductors & Semiconductor Equipment - 4.9%
101,980	Cree, Inc.*	2,513,807
880,773	Cypress Semiconductor Corp.*	10,111,274
31,626,050	GCL-Poly Energy Holdings Ltd.*	6,394,273
5,093,295	Intel Corp.	147,450,890
596,735	Maxim Integrated Products, Inc.	20,312,860
3,695,118	Micron Technology, Inc.*	68,396,634
1,516,384	NXP Semiconductors N.V.*	147,074,084
11,702	Qorvo, Inc.*	678,131
330,606	SK Hynix, Inc.	10,440,665
1,727,445	Sumco Corp.	17,247,025
332,767	SunEdison Semiconductor Ltd.*	4,705,325
1,223,090	SunEdison, Inc.*	28,473,535
3,367,053	SunPower Corp.*	91,011,443

		554,809,946

	Software & Services - 12.2%
481,735	Accenture plc Class A	49,671,696
6,048,471	Activision Blizzard, Inc.	155,990,067
1,156,692	Adobe Systems, Inc.*	94,837,177
210,776	Akamai Technologies, Inc.*	16,168,627
591,971	Alibaba Group Holding Ltd. ADR*	46,375,008
11,200	Apigee Corp.*	90,160
50,581	Apigee Corp. PIPE*(1)(2)	388,628
280,948	Automatic Data Processing, Inc.	22,411,222
699,446	Baidu, Inc. ADR*	120,766,346

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

178,400	Blackhawk Network Holdings, Inc.*	$8,193,912
235,700	Cognizant Technology Solutions Corp. Class A*	14,872,670
320,452	CoStar Group, Inc.*	64,503,783
1,091,206	Coupons.com, Inc.*	10,617,434
126,020	Envestnet, Inc.*	5,707,446
551,122	Everyday Health, Inc.*	6,541,818
1,700,073	Facebook, Inc. Class A*	159,823,863
706,023	Genpact Ltd.*	15,680,771
790,804	Gogo, Inc.*	14,416,357
34,289	Google, Inc. Class A*	22,545,017
291,359	Google, Inc. Class C*	182,277,104
3,228,224	Microsoft Corp.	150,758,061
19,489	New Relic, Inc. PIPE*	678,217
362,450	Nintendo Co., Ltd.	63,660,866
2,351,542	Optimal Payments plc*	9,681,226
418,243	Pandora Media, Inc.*	7,327,617
181,872	Salesforce.com, Inc.*	13,331,218
138,930	Shutterstock, Inc.*	7,423,030
286,105	Verint Systems, Inc.*	16,657,033
205,681	VeriSign, Inc.*	14,591,010
1,202,248	Web.com Group, Inc.*	29,923,953
238,155	Workday, Inc. Class A*	20,083,611
160,357	Yelp, Inc.*	4,233,425
207,201	Zillow Group, Inc. Class A*	16,886,882

		1,367,115,255

	Technology Hardware & Equipment - 4.1%
1,548,035	Alps Electric Co., Ltd.	48,792,533
265,780	Amphenol Corp. Class A	14,992,650
952,034	Apple, Inc.	115,481,724
552,961	ARRIS Group, Inc.*	17,097,554
422,923	Belden, Inc.	25,049,729
647,510	CDW Corp. of Delaware	23,265,034
3,578,469	Cisco Systems, Inc.	101,700,089
116,939	F5 Networks, Inc.*	15,686,198
154,784	Hewlett-Packard Co.	4,724,008
178,345	Largan Precision Co., Ltd.	18,119,430
7,573,000	NEC Corp.	24,186,876
1,139,910	ParkerVision, Inc.*	387,570
6,579	Samsung Electronics Co., Ltd.	6,674,764
297,774	Stratasys Ltd.*	9,150,595
56,289	TE Connectivity Ltd.	3,429,126
423,761	Trimble Navigation Ltd.*	9,788,879
257,289	Western Digital Corp.	22,142,291

		460,669,050

	Telecommunication Services - 0.3%
62,085	SoftBank Group Corp.	3,431,695
167,529	T-Mobile US, Inc.*	6,811,729
623,821	Verizon Communications, Inc.	29,188,585

		39,432,009

	Transportation - 4.5%
288,150	American Airlines Group, Inc.	11,554,815
443,500	Canadian National Railway Co.	27,667,672
1,501,551	CSX Corp.	46,968,515
409,540	FedEx Corp.	70,203,347
6,104,212	Hertz Global Holdings, Inc.*	103,710,562
430,400	Landstar System, Inc.	31,001,712
1,584,954	Scorpio Bulkers, Inc.*	2,868,767
1,751,244	Swift Transportation Co.*	41,714,632
174,480	Union Pacific Corp.	17,027,503
1,647,282	United Continental Holdings, Inc.*	92,890,232
563,534	United Parcel Service, Inc. Class B	57,683,340
394,564	UTi Worldwide, Inc.*	3,314,338

		506,605,435

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Utilities - 1.4%
27,187,000	China Longyuan Power Group Corp. Ltd. Class H	$31,112,606
395,300	Dominion Resources, Inc.	28,343,010
273,067	Duke Energy Corp.	20,267,033
98,800	Edison International	5,928,988
80,619	Empresa Distribuidora Y Comercializadora Norte ADR*	1,039,985
2,442,000	ENN Energy Holdings Ltd.	16,205,944
496,337	Exelon Corp.	15,927,454
785,900	Kyushu Electric Power Co., Inc.*	11,136,540
62,907	Pampa Energia S.A. ADR*	959,332
378,410	PG&E Corp.	19,870,309
323,741	Xcel Energy, Inc.	11,224,100

		162,015,301

	Total Common Stocks (cost $9,921,494,224)	10,662,957,767

Exchange Traded Funds - 0.2%
	Other Investment Pools & Funds - 0.2%
119,765	SPDR S&P 500 ETF Trust	25,210,532

	Total Exchange Traded Funds (cost $24,541,046)	25,210,532

Preferred Stocks - 2.2%
	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.(1)(2)	1,120,816

	Consumer Services - 0.0%
10,074	Airbnb, Inc. Series E*(1)(2)	844,050
244,180	Draftkings, Inc.*(1)(2)	1,183,614

		2,027,664

	Health Care Equipment & Services - 0.1%
510,894	Invuity, Inc.(1)(2)	5,570,305
95,683	Moderna Therapeutics, Inc.(1)(2)	5,310,694

		10,880,999

	Media - 0.0%
25,200	Harvey Weinstein Co. Holdings(1)(2)	—

	Real Estate - 0.4%
245,862	Redfin Corp. Series G(1)(2)	729,701
762,484	WeWork Companies, Inc. Class D-1(1)(2)	22,569,984
599,094	WeWork Companies, Inc. Class D-2(1)(2)	17,733,542

		41,033,227

	Retailing - 0.5%
44,867	Forward Ventures, Inc.(1)(2)	1,793,289
23,702	JAND, Inc. Series D(1)(2)	245,002
770,636	Tory Burch LLC*(1)(2)	49,347,650

		51,385,941

	Software & Services - 0.9%
143,626	Birst, Inc. Series F(1)(2)	755,013
25,867	Cloudera, Inc.*(1)(2)	768,250
18,389	Dropbox, Inc. Series C(1)(2)	316,127
566,622	Essence Group Holdings Corp.(1)(2)	1,070,916
12,426	General Assembly Space, Inc.(1)(2)	609,134
77,707	Lookout, Inc. Series F(1)(2)	838,458
95,031	MarkLogic Corp. Series F*(1)(2)	1,162,229
118,110	Nutanix, Inc.*(1)(2)	1,997,240
457,210	Pinterest, Inc. Series G(1)(2)	14,770,587
47,064	Sharecare(1)(2)	10,583,893
2,000,820	Uber Technologies, Inc.(1)(2)	71,378,653
58,205	Veracode, Inc.*(1)(2)	1,712,973
306,876	Zuora, Inc. Series F*(1)(2)	1,049,323

		107,012,796

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Technology Hardware & Equipment - 0.3%
1,219,639	Pure Storage, Inc.*(1)(2)		$19,111,743
5,362,869	Rethink Robotics, Inc.(1)(2)		12,028,379

			31,140,122

	Telecommunication Services - 0.0%
1,923	DocuSign, Inc. Series B*(1)(2)		33,044
576	DocuSign, Inc. Series B-1*(1)(2)		9,898
1,383	DocuSign, Inc. Series D*(1)(2)		23,765
35,761	DocuSign, Inc. Series E*(1)(2)		614,510
6,398	DocuSign, Inc. Series F*(1)(2)		109,942

			791,159

	Total Preferred Stocks (cost $226,035,666)		245,392,724

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
28,025	Honest Co. Series C (1)(2)		1,230,858

	Total Convertible Preferred Stocks (cost $758,281)		1,230,858

	Total Long-Term Investments (cost $10,172,829,217)		10,934,791,881

Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 2.0%
222,531,870	Fidelity Money Market Class 1		222,531,870

	Total Short-Term Investments (cost $222,531,870)		222,531,870

	Total Investments (cost $10,395,361,087)^	99.3%	$11,157,323,751
	Other Assets and Liabilities	0.7%	83,275,404

	Total Net Assets	100.0%	$11,240,599,155

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools and Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,366,107,642
Unrealized Depreciation	(604,144,978)

Net Unrealized Appreciation	$761,962,664

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost
07/2015	10,074	Airbnb, Inc. Series E Preferred	$937,833
04/2015	50,581	Apigee Corp.	1,079,272
03/2015	143,626	Birst, Inc. Series F Preferred	838,905
02/2014	25,867	Cloudera, Inc. Preferred	376,623
02/2014	1,923	DocuSign, Inc. Series B Preferred	25,253
02/2014	576	DocuSign, Inc. Series B-1 Preferred	7,564
02/2014	1,383	DocuSign, Inc. Series D Preferred	18,162
02/2014	35,761	DocuSign, Inc. Series E Preferred	469,628
04/2015	6,398	DocuSign, Inc. Series F Preferred	122,158
12/2014	244,180	Draftkings, Inc. Preferred	439,837
01/2014	18,389	Dropbox, Inc. Series C Preferred	351,252
05/2014	566,622	Essence Group Holdings Corp. Preferred	895,999
11/2014	44,867	Forward Ventures, Inc. Preferred	1,396,764
07/2015	12,426	General Assembly Space, Inc. Preferred	609,134
06/2015	806,800	HF Global, Inc.	10,846,942
10/2005	25,200	Harvey Weinstein Co. Holdings Preferred	23,636,380
01/2015	12,011	Honest Co.	324,985
08/2014	28,025	Honest Co. Series C Convertible Preferred	758,281
02/2015	510,894	Invuity, Inc. Preferred	7,000,015
04/2015	10,615	JAND, Inc.	121,916
04/2015	23,702	JAND, Inc. Series D Preferred	272,225
08/2014	372,334	Lithium Technology Corp.	1,814,756
07/2014	77,707	Lookout, Inc. Series F Preferred	887,655
04/2015	95,031	MarkLogic Corp. Series F Preferred	1,103,709
12/2014	95,683	Moderna Therapeutics, Inc. Preferred	5,900,771
08/2014	118,110	Nutanix, Inc. Preferred	1,582,261
01/2014	83,332	One Kings Lane, Inc. Preferred	1,284,730
03/2015	457,210	Pinterest, Inc. Series G Preferred	16,411,763
04/2014	1,219,639	Pure Storage, Inc. Preferred	19,179,921
12/2014	245,862	Redfin Corp. Series G Preferred	810,779
03/2015	5,362,869	Rethink Robotics, Inc. Preferred	13,365,342
03/2015	47,064	Sharecare Preferred	11,759,882
11/2013	770,636	Tory Burch LLC Preferred	60,399,725
06/2014	2,000,820	Uber Technologies, Inc. Preferred	31,038,821
08/2014	58,205	Veracode, Inc. Preferred	1,074,808
12/2014	153,417	WeWork Companies, Inc.	2,554,571
12/2014	762,484	WeWork Companies, Inc. Class D-1 Preferred	12,696,243
12/2014	599,094	WeWork Companies, Inc. Class D-2 Preferred	9,975,610
01/2015	306,876	Zuora, Inc. Series F Preferred	1,165,914

			$243,536,389

At July 31, 2015, the aggregate value of these securities were $264,116,202, which represents 2.3% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $264,116,202, which represents 2.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at July 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	09/16/15	JPM	$133,467,055	$130,324,062	$3,142,993
GBP	Sell	09/16/15	BOA	10,644,989	10,757,748	(112,759)
JPY	Sell	09/16/15	UBS	12,855,741	12,852,935	2,806
JPY	Sell	09/16/15	GSC	17,858,362	17,862,106	(3,744)
JPY	Sell	09/16/15	DEUT	17,857,065	17,862,106	(5,041)

Total						$3,024,255

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	17.1%
Consumer Staples	3.6
Energy	3.3
Financials	17.3
Health Care	18.5
Industrials	10.6
Information Technology	22.4
Materials	2.8
Telecommunication Services	0.3
Utilities	1.4

Total	97.3%

Short-Term Investments	2.0
Other Assets & Liabilities	0.7

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$244,904,537	$222,776,355	$22,128,182	$—
Banks	667,739,172	541,520,274	126,218,898	—
Capital Goods	585,982,723	468,912,912	105,144,302	11,925,509
Commercial & Professional Services	52,152,101	52,152,101	—	—
Consumer Durables & Apparel	319,229,742	184,538,493	134,691,249	—
Consumer Services	401,305,456	397,153,449	4,152,007	—
Diversified Financials	518,412,037	497,943,365	20,468,672	—
Energy	375,347,324	373,201,882	2,145,442	—
Food & Staples Retailing	17,694,048	—	17,694,048	—
Food, Beverage & Tobacco	357,116,847	311,203,832	45,913,015	—
Health Care Equipment & Services	444,936,612	444,936,612	—	—
Household & Personal Products	25,780,649	25,780,649	—	—
Insurance	647,954,075	637,346,306	10,607,769	—
Materials	314,029,712	261,447,122	52,582,590	—
Media	219,388,353	127,843,416	91,544,937	—
Pharmaceuticals, Biotechnology & Life Sciences	1,615,718,755	1,505,622,796	110,095,959	—
Real Estate	91,205,279	65,197,909	21,466,135	4,541,235
Retailing	673,413,349	672,776,101	—	637,248
Semiconductors & Semiconductor Equipment	554,809,946	520,727,983	34,081,963	—
Software & Services	1,367,115,255	1,293,384,535	73,342,092	388,628
Technology Hardware & Equipment	460,669,050	362,895,447	97,773,603	—
Telecommunication Services	39,432,009	36,000,314	3,431,695	—
Transportation	506,605,435	506,605,435	—	—
Utilities	162,015,301	103,560,211	58,455,090	—
Exchange Traded Funds	25,210,532	25,210,532	—	—
Preferred Stocks	245,392,724	—	—	245,392,724
Convertible Preferred Stocks	1,230,858	—	—	1,230,858
Short-Term Investments	222,531,870	222,531,870	—	—
Foreign Currency Contracts(2)	3,145,799	—	3,145,799	—

Total	$11,160,469,550	$9,861,269,901	$1,035,083,447	$264,116,202

Liabilities
Foreign Currency Contracts(2)	$(121,544)	$—	$(121,544)	$—

Total	$(121,544)	$—	$(121,544)	$—

(1) For the period ended July 31, 2015, investments valued at $19,047,616.06 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Preferred Stocks	Convertible Preferred Stock	Total
Beginning balance	$7,317,822	$106,632,089	$682,453	$114,632,364
Purchases	15,443,931	84,481,880	9,041	99,934,852
Sales	-	(5,163,284)	-	(5,163,284)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	1,324,998	-	1,324,998
Net change in unrealized appreciation/(depreciation)	567,422	58,117,041	539,364	59,223,827
Transfers into Level 3 (1)	-	-	-	-
Transfers out of Level 3 (1)	(5,836,555)	-	-	(5,836,555)
Ending balance	$17,492,620	$245,392,724	$1,230,858	$264,116,202

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investment held at July 31, 2015 was $59,917,597.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Checks and Balances Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.0%
	Domestic Equity Funds - 66.7%
14,915,255	The Hartford Capital Appreciation Fund		$655,972,914
25,388,533	The Hartford Dividend and Growth Fund		659,086,313

	Total Domestic Equity Funds (cost $1,068,006,263)		1,315,059,227

	Taxable Fixed Income Funds - 33.3%
62,608,364	The Hartford Total Return Bond Fund		658,013,901

	Total Taxable Fixed Income Funds (cost $675,318,888)		658,013,901

	Total Affiliated Investment Companies (cost $1,743,325,151)		1,973,073,128

	Total Long-Term Investments (cost $1,743,325,151)		1,973,073,128
	Total Investments (cost $1,743,325,151)^	100.0%	$1,973,073,128
	Other Assets and Liabilities	0.0%	(413,861)

	Total Net Assets	100.0%	$1,972,659,267

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$247,052,964
Unrealized Depreciation	(17,304,987)

Net Unrealized Appreciation	$229,747,977

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

The Hartford Checks and Balances Fund
Schedule of Investments July 31, 2015 (Unaudited)

Composition by Investments

as of July 31, 2015 (Unaudited)

Fund Name	Percentage of Net Assets
The Hartford Capital Appreciation Fund	33.3%
The Hartford Dividend and Growth Fund	33.4
The Hartford Total Return Bond Fund	33.3
Other Assets & Liabilities	0.0

Total	100.0%

The Hartford Checks and Balances Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Affiliated Investment Companies	$1,973,073,128	$1,973,073,128	$—	$—

Total	$1,973,073,128	$1,973,073,128	$—	$—

(1)	For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Conservative Allocation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Alternative Strategy Funds - 19.3%
1,740,283	Hartford Real Total Return Fund*		$17,402,826
1,926,258	The Hartford Global Real Asset Fund		16,392,453

	Total Alternative Strategy Funds (cost $37,474,081)		33,795,279

	Domestic Equity Funds - 8.9%
108,947	The Hartford Capital Appreciation Fund		4,791,478
295,511	The Hartford Dividend and Growth Fund		7,671,462
94,949	The Hartford MidCap Value Fund		1,568,563
61,400	The Hartford Small Company Fund*		1,619,113

	Total Domestic Equity Funds (cost $14,351,592)		15,650,616

	International/Global Equity Funds - 11.7%
487,004	Hartford Emerging Markets Equity Fund		3,725,577
247,054	The Hartford International Growth Fund		3,340,174
406,147	The Hartford International Opportunities Fund		6,705,488
219,980	The Hartford International Small Company Fund		3,299,704
216,349	The Hartford International Value Fund		3,349,075

	Total International/Global Equity Funds (cost $20,979,601)		20,420,018

	Taxable Fixed Income Funds - 60.2%
3,706,505	The Hartford Inflation Plus Fund		40,178,514
409,618	The Hartford Strategic Income Fund		3,539,098
2,364,008	The Hartford Total Return Bond Fund		24,845,721
3,534,611	The Hartford World Bond Fund		36,936,685

	Total Taxable Fixed Income Funds (cost $111,015,259)		105,500,018

	Total Affiliated Investment Companies (cost $183,820,533)		175,365,931

	Total Long-Term Investments (cost $183,820,533)		175,365,931

	Total Investments (cost $183,820,533)^	100.1%	$175,365,931
	Other Assets and Liabilities	(0.1)%	(139,315)

	Total Net Assets	100.0%	$175,226,616

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$1,436,775
Unrealized Depreciation	(9,891,377)

Net Unrealized Depreciation	$(8,454,602)

*	Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

The Hartford Conservative Allocation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Composition by Investments

as of July 31, 2015 (Unaudited)

Fund Name	Percentage of Net Assets
Hartford Emerging Markets Equity Fund	2.1%
Hartford Real Total Return Fund	9.9
The Hartford Capital Appreciation Fund	2.7
The Hartford Dividend and Growth Fund	4.4
The Hartford Global Real Asset Fund	9.4
The Hartford Inflation Plus Fund	22.9
The Hartford International Growth Fund	1.9
The Hartford International Opportunities Fund	3.9
The Hartford International Small Company Fund	1.9
The Hartford International Value Fund	1.9
The Hartford MidCap Value Fund	0.9
The Hartford Small Company Fund	0.9
The Hartford Strategic Income Fund	2.0
The Hartford Total Return Bond Fund	14.2
The Hartford World Bond Fund	21.1
Other Assets & Liabilities	(0.1)

Total	100.0%

The Hartford Conservative Allocation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Affiliated Investment Companies	$175,365,931	$175,365,931	$—	$—

Total	$175,365,931	$175,365,931	$—	$—

(1)	For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Core Equity Fund (Formerly The Hartford Disciplined Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.7%
	Banks - 8.7%
276,080	Bank of America Corp.	$4,936,310
85,870	Citigroup, Inc.	5,019,960
252,170	EverBank Financial Corp.	5,028,270
121,358	JP Morgan Chase & Co.	8,316,664
66,885	PNC Financial Services Group, Inc.	6,566,769

		29,867,973

	Capital Goods - 3.3%
57,740	AMETEK, Inc.	3,063,107
44,676	Honeywell International, Inc.	4,693,214
40,680	Illinois Tool Works, Inc.	3,639,639

		11,395,960

	Commercial & Professional Services - 3.7%
52,330	Equifax, Inc.	5,344,463
62,720	Nielsen N.V.	3,039,411
54,910	Verisk Analytics, Inc. Class A*	4,289,020

		12,672,894

	Consumer Durables & Apparel - 1.6%
14,537	PVH Corp.	1,686,873
48,164	VF Corp.	3,712,963

		5,399,836

	Consumer Services - 1.2%
5,718	Chipotle Mexican Grill, Inc.*	4,244,071

	Diversified Financials - 0.9%
31,230	McGraw Hill Financial, Inc.	3,177,653

	Energy - 1.7%
42,820	Anadarko Petroleum Corp.	3,183,667
35,485	EOG Resources, Inc.	2,739,087

		5,922,754

	Food & Staples Retailing - 6.2%
49,210	Costco Wholesale Corp.	7,150,213
84,940	CVS Health Corp.	9,553,202
118,516	Kroger Co.	4,650,568

		21,353,983

	Food, Beverage & Tobacco - 5.2%
106,350	Altria Group, Inc.	5,783,313
165,460	Mondelez International, Inc. Class A	7,467,210
29,591	Monster Beverage Corp.*	4,543,698

		17,794,221

	Health Care Equipment & Services - 9.1%
45,645	Aetna, Inc.	5,156,516
59,371	Cerner Corp.*	4,258,088
87,645	Envision Healthcare Holdings, Inc.*	3,926,496
32,575	McKesson Corp.	7,185,068
58,694	UnitedHealth Group, Inc.	7,125,451
35,500	Zimmer Biomet Holdings, Inc.	3,694,485

		31,346,104

	Household & Personal Products - 1.8%
70,114	Estee Lauder Cos., Inc. Class A	6,247,859

	Insurance - 4.7%
59,800	ACE Ltd.	6,504,446
87,100	American International Group, Inc.	5,584,852
106,526	XL Group plc	4,050,119

		16,139,417

	Materials - 3.1%
26,470	Airgas, Inc.	2,700,470
69,720	Crown Holdings, Inc.*	3,591,277

Hartford Core Equity Fund (Formerly The Hartford Disciplined Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

16,325	Sherwin-Williams Co.	$4,534,432

		10,826,179

	Media - 1.8%
99,095	Comcast Corp. Class A	6,177,582

	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
22,845	Allergan plc*	7,565,122
7,984	Biogen, Inc.*	2,545,139
102,425	Bristol-Myers Squibb Co.	6,723,177
86,114	Eli Lilly & Co.	7,277,494
23,880	Gilead Sciences, Inc.	2,814,497
113,827	Merck & Co., Inc.	6,711,240

		33,636,669

	Retailing - 8.0%
9,365	AutoZone, Inc.*	6,564,303
48,018	Dollar Tree, Inc.*	3,746,845
89,020	Lowe’s Cos., Inc.	6,174,427
107,034	Ross Stores, Inc.	5,689,928
74,520	TJX Cos., Inc.	5,202,986

		27,378,489

	Software & Services - 15.0%
48,130	Accenture plc Class A	4,962,684
131,655	Activision Blizzard, Inc.	3,395,383
53,070	Automatic Data Processing, Inc.	4,233,394
32,955	Fiserv, Inc.*	2,862,471
146,990	Genpact Ltd.*	3,264,648
10,150	Google, Inc. Class A*	6,673,625
7,529	Google, Inc. Class C*	4,710,218
29,906	Intuit, Inc.	3,163,158
61,478	Jack Henry & Associates, Inc.	4,294,853
44,265	Mastercard, Inc. Class A	4,311,411
166,792	Microsoft Corp.	7,789,186
55,720	PTC, Inc.*	2,025,422

		51,686,453

	Technology Hardware & Equipment - 3.9%
74,155	Apple, Inc.	8,995,001
157,028	Cisco Systems, Inc.	4,462,736

		13,457,737

	Transportation - 0.9%
17,345	FedEx Corp.	2,973,280

	Utilities - 4.1%
89,465	American Electric Power Co., Inc.	5,061,035
53,480	NextEra Energy, Inc.	5,626,096
56,385	Pinnacle West Capital Corp.	3,479,518

		14,166,649

	Total Common Stocks (cost $279,241,597)	325,865,763

	Total Long-Term Investments (cost $279,241,597)	325,865,763

Short-Term Investments - 8.4%
	Other Investment Pools & Funds - 8.4%
29,062,431	Fidelity Money Market Class 1	29,062,431

	Total Short-Term Investments (cost $29,062,431)	29,062,431

Hartford Core Equity Fund (Formerly The Hartford Disciplined Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

Total Investments (cost $308,304,028)^	103.1%	$354,928,194
Other Assets and Liabilities	(3.1)%	(10,652,215)

Total Net Assets	100.0%	$344,275,979

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$48,437,439
Unrealized Depreciation	(1,813,273)

Net Unrealized Appreciation	$46,624,166

*	Non-income producing.

Futures Contracts Outstanding at July 31, 2015

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	77	09/18/2015	$8,040,800	$8,078,840	$38,040

Total futures contracts					$38,040

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

Hartford Core Equity Fund (Formerly The Hartford Disciplined Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.6%
Consumer Staples	13.2
Energy	1.7
Financials	14.3
Health Care	18.9
Industrials	7.9
Information Technology	18.9
Materials	3.1
Utilities	4.1

Total	94.7%

Short-Term Investments	8.4
Other Assets & Liabilities	(3.1)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Core Equity Fund (Formerly The Hartford Disciplined Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$29,867,973	$29,867,973	$—	$—
Capital Goods	11,395,960	11,395,960	—	—
Commercial & Professional Services	12,672,894	12,672,894	—	—
Consumer Durables & Apparel	5,399,836	5,399,836	—	—
Consumer Services	4,244,071	4,244,071	—	—
Diversified Financials	3,177,653	3,177,653	—	—
Energy	5,922,754	5,922,754	—	—
Food & Staples Retailing	21,353,983	21,353,983	—	—
Food, Beverage & Tobacco	17,794,221	17,794,221	—	—
Health Care Equipment & Services	31,346,104	31,346,104	—	—
Household & Personal Products	6,247,859	6,247,859	—	—
Insurance	16,139,417	16,139,417	—	—
Materials	10,826,179	10,826,179	—	—
Media	6,177,582	6,177,582	—	—
Pharmaceuticals, Biotechnology & Life Sciences	33,636,669	33,636,669	—	—
Retailing	27,378,489	27,378,489	—	—
Software & Services	51,686,453	51,686,453	—	—
Technology Hardware & Equipment	13,457,737	13,457,737	—	—
Transportation	2,973,280	2,973,280	—	—
Utilities	14,166,649	14,166,649	—	—
Short-Term Investments	29,062,431	29,062,431	—	—
Futures Contracts(2)	38,040	38,040	—	—

Total	$354,966,234	$354,966,234	$—	$—

(1)	For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Dividend and Growth Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.7%
	Automobiles & Components - 1.3%
6,938,710	Ford Motor Co.	$102,901,069

	Banks - 12.8%
5,994,861	Bank of America Corp.	107,188,115
1,042,650	Bank of Nova Scotia	51,204,541
1,611,420	Citigroup, Inc.	94,203,613
3,050,420	JP Morgan Chase & Co.	209,045,283
1,451,441	PNC Financial Services Group, Inc.	142,502,477
817,555	US Bancorp	36,961,662
6,432,540	Wells Fargo & Co.	372,251,090

		1,013,356,781

	Capital Goods - 6.4%
707,075	Caterpillar, Inc.	55,597,307
1,118,090	Eaton Corp. plc	67,733,892
2,705,680	General Electric Co.	70,618,248
1,055,060	Honeywell International, Inc.	110,834,053
257,750	Lockheed Martin Corp.	53,380,025
408,100	Raytheon Co.	44,519,629
921,920	Textron, Inc.	40,287,904
670,851	United Technologies Corp.	67,293,064

		510,264,122

	Commercial & Professional Services - 2.0%
481,505	Equifax, Inc.	49,176,105
2,181,580	Nielsen N.V.	105,719,367

		154,895,472

	Consumer Services - 0.5%
175,402	Las Vegas Sands Corp.	9,829,528
382,360	Starwood Hotels & Resorts Worldwide, Inc.	30,382,326

		40,211,854

	Diversified Financials - 2.2%
262,330	Ameriprise Financial, Inc.	32,967,011
328,330	BlackRock, Inc.	110,423,946
453,400	Northern Trust Corp.	34,680,566

		178,071,523

	Energy - 8.2%
863,930	Anadarko Petroleum Corp.	64,233,195
1,277,640	Canadian Natural Resources Ltd.	31,148,863
1,787,900	Chevron Corp.	158,193,392
422,610	EOG Resources, Inc.	32,621,266
1,906,098	Exxon Mobil Corp.	150,982,023
832,860	Hess Corp.	49,147,069
1,344,900	Imperial Oil Ltd.	49,788,198
2,325,800	Marathon Oil Corp.	48,865,058
368,391	Schlumberger Ltd.	30,510,143
776,090	Total S.A. ADR	38,253,476

		653,742,683

	Food & Staples Retailing - 3.7%
1,631,180	CVS Health Corp.	183,458,815
950,250	Wal-Mart Stores, Inc.	68,398,995
407,107	Walgreens Boots Alliance, Inc.	39,338,749

		291,196,559

	Food, Beverage & Tobacco - 3.7%
2,012,780	Coca-Cola Co.	82,685,002
1,715,200	Mondelez International, Inc. Class A	77,406,976
650,100	PepsiCo, Inc.	62,637,135
837,235	Philip Morris International, Inc.	71,608,710

		294,337,823

	Health Care Equipment & Services - 4.7%
1,153,180	Baxter International, Inc.	46,219,454

The Hartford Dividend and Growth Fund
Schedule of Investments July 31, 2015 (Unaudited)

1,220,470	Cardinal Health, Inc.	$103,715,541
1,785,710	Medtronic plc	139,981,807
681,616	UnitedHealth Group, Inc.	82,748,182

		372,664,984

	Household & Personal Products - 0.5%
458,400	Colgate-Palmolive Co.	31,180,368
136,135	Procter & Gamble Co.	10,441,555

		41,621,923

	Insurance - 7.2%
1,510,750	ACE Ltd.	164,324,278
1,211,800	Marsh & McLennan Cos., Inc.	70,211,692
1,592,145	MetLife, Inc.	88,746,162
1,861,375	Principal Financial Group, Inc.	103,324,926
1,666,590	Prudential Financial, Inc.	147,259,892

		573,866,950

	Materials - 1.7%
865,290	Celanese Corp. Series A	57,039,917
1,579,150	International Paper Co.	75,593,910

		132,633,827

	Media - 3.4%
3,344,842	Comcast Corp. Class A	208,751,589
1,643,796	Twenty-First Century Fox, Inc. Class A	56,694,524

		265,446,113

	Pharmaceuticals, Biotechnology & Life Sciences - 12.1%
3,216,510	AstraZeneca plc ADR	108,685,873
2,262,640	Bristol-Myers Squibb Co.	148,519,690
1,452,340	Eli Lilly & Co.	122,737,253
1,494,927	Johnson & Johnson	149,806,635
4,826,658	Merck & Co., Inc.	284,579,756
4,002,573	Pfizer, Inc.	144,332,782

		958,661,989

	Retailing - 1.2%
1,322,010	Lowe’s Cos., Inc.	91,694,614

	Semiconductors & Semiconductor Equipment - 2.5%
115,501	Analog Devices, Inc.	6,737,173
4,703,020	Intel Corp.	136,152,429
1,116,823	Texas Instruments, Inc.	55,818,814

		198,708,416

	Software & Services - 7.6%
1,130,425	Accenture plc Class A	116,558,122
232,250	Google, Inc. Class A*	152,704,375
5,253,082	Microsoft Corp.	245,318,929
1,632,490	Oracle Corp.	65,201,651
1,788,190	Xerox Corp.	19,705,854

		599,488,931

	Technology Hardware & Equipment - 5.0%
1,239,045	Apple, Inc.	150,296,158
840,140	Avnet, Inc.	35,059,042
4,402,800	Cisco Systems, Inc.	125,127,576
578,400	Qualcomm, Inc.	37,243,176
607,563	Western Digital Corp.	52,286,872

		400,012,824

	Telecommunication Services - 2.6%
4,321,420	Verizon Communications, Inc.	202,199,242

	Transportation - 4.6%
473,876	Canadian National Railway Co.	29,584,079
2,189,402	CSX Corp.	68,484,495
1,356,680	Delta Air Lines, Inc.	60,155,191
447,810	FedEx Corp.	76,763,590

The Hartford Dividend and Growth Fund
Schedule of Investments July 31, 2015 (Unaudited)

1,296,073	United Parcel Service, Inc. Class B		$132,666,032

			367,653,387

	Utilities - 3.8%
1,022,415	Dominion Resources, Inc.		73,307,155
623,817	Edison International		37,435,258
1,850,475	Exelon Corp.		59,381,743
950,505	NextEra Energy, Inc.		99,993,126
1,439,580	NRG Energy, Inc.		32,318,571

			302,435,853

	Total Common Stocks (cost $5,678,160,770)		7,746,066,939

	Total Long-Term Investments (cost $5,678,160,770)		7,746,066,939

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 2.2%
172,722,690	BlackRock Liquidity Funds TempFund Portfolio		172,722,690

	Total Short-Term Investments (cost $172,722,690)		172,722,690

	Total Investments (cost $5,850,883,460)^	99.9%	$7,918,789,629
	Other Assets and Liabilities	0.1%	8,399,544

	Total Net Assets	100.0%	$7,927,189,173

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,222,411,875
Unrealized Depreciation	(154,505,706)

Net Unrealized Appreciation	$2,067,906,169

*	Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Dividend and Growth Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	6.4%
Consumer Staples	7.9
Energy	8.2
Financials	22.2
Health Care	16.8
Industrials	13.0
Information Technology	15.1
Materials	1.7
Telecommunication Services	2.6
Utilities	3.8

Total	97.7%

Short-Term Investments	2.2
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The Hartford Dividend and Growth Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$102,901,069	$102,901,069	$—	$—
Banks	1,013,356,781	1,013,356,781	—	—
Capital Goods	510,264,122	510,264,122	—	—
Commercial & Professional Services	154,895,472	154,895,472	—	—
Consumer Services	40,211,854	40,211,854	—	—
Diversified Financials	178,071,523	178,071,523	—	—
Energy	653,742,683	653,742,683	—	—
Food & Staples Retailing	291,196,559	291,196,559	—	—
Food, Beverage & Tobacco	294,337,823	294,337,823	—	—
Health Care Equipment & Services	372,664,984	372,664,984	—	—
Household & Personal Products	41,621,923	41,621,923	—	—
Insurance	573,866,950	573,866,950	—	—
Materials	132,633,827	132,633,827	—	—
Media	265,446,113	265,446,113	—	—
Pharmaceuticals, Biotechnology & Life Sciences	958,661,989	958,661,989	—	—
Retailing	91,694,614	91,694,614	—	—
Semiconductors & Semiconductor Equipment	198,708,416	198,708,416	—	—
Software & Services	599,488,931	599,488,931	—	—
Technology Hardware & Equipment	400,012,824	400,012,824	—	—
Telecommunication Services	202,199,242	202,199,242	—	—
Transportation	367,653,387	367,653,387	—	—
Utilities	302,435,853	302,435,853	—	—
Short-Term Investments	172,722,690	172,722,690	—	—

Total	$7,918,789,629	$7,918,789,629	$—	$—

(1)	For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Duration-Hedged Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 96.0%
	Taxable Fixed Income Funds - 96.0%
1,496,395	The Hartford Strategic Income Fund		$12,928,856

	Total Affiliated Investment Companies (cost $13,669,278)		12,928,856

	Total Long-Term Investments (cost $13,669,278)		12,928,856
Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 2.9%
395,959	BlackRock Liquidity Funds TempFund Portfolio		395,959

	Total Short-Term Investments (cost $395,959)		395,959

	Total Investments (cost $14,065,237)^	98.9%	$13,324,815
	Other Assets and Liabilities	1.1%	150,858

	Total Net Assets	100.0%	$13,475,673

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$0
Unrealized Depreciation	(740,422)

Net Unrealized Depreciation	$(740,422)

Futures Contracts Outstanding at July 31, 2015

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10-Year Note Future	24	09/21/2015	$3,054,528	$3,058,500	$(3,972)
U.S. Treasury 2-Year Note Future	14	09/30/2015	3,060,508	3,066,875	(6,367)
U.S. Treasury 5-Year Note Future	31	09/30/2015	3,698,399	3,715,156	(16,757)
U.S. Treasury CME Ultra Long Term Bond Future	1	09/21/2015	159,069	159,532	(463)
U.S. Treasury Long Bond Future	11	09/21/2015	1,701,630	1,715,312	(13,682)

Total					$(41,241)

Total futures contracts					$(41,241)

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

Hartford Duration-Hedged Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Composition by Investments

as of July 31, 2015 (Unaudited)

Fund Name	Percentage of Net Assets
The Hartford Strategic Income Fund	96.0%
BlackRock Liquidity Funds TempFund Portfolio	2.9
Other Assets & Liabilities	1.1

Total	100.0%

Hartford Duration-Hedged Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Affiliated Investment Companies	$12,928,856	$12,928,856	$—	$—
Short-Term Investments	395,959	395,959	—	—

Total	$13,324,815	$13,324,815	$—	$—

Liabilities
Futures Contracts(2)	$(41,241)	$(41,241)	$—	$—

Total	$(41,241)	$(41,241)	$—	$—

(1)	For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 34.6%
	Argentina - 0.3%
$ 950,000	YPF S.A. 8.75%, 04/04/2024(1)	$937,840

	Bahamas - 0.5%
1,500,000	Intercorp Peru Ltd. 5.88%, 02/12/2025(1)	1,496,250

	Barbados - 0.4%
1,000,000	Columbus International, Inc. 7.38%, 03/30/2021(2)	1,062,500

	Bermuda - 1.7%
	Digicel Group Ltd.
820,000	7.13%, 04/01/2022(2)	752,350
985,000	7.13%, 04/01/2022(1)	903,738
	GCX Ltd.
415,000	7.00%, 08/01/2019(2)	419,163
560,000	7.00%, 08/01/2019(1)	565,618
1,180,000	Inkia Energy Ltd. 8.38%, 04/04/2021(2)	1,254,930
860,000	Kosmos Energy Ltd. 7.88%, 08/01/2021(1)	778,300

		4,674,099

	Brazil - 0.6%
570,000	Banco do Brasil S.A./Cayman Islands 9.00%, 06/18/2024(2)(3)(4)	488,604
515,000	Samarco Mineracao S.A. 5.38%, 09/26/2024(2)	486,031
775,000	Votorantim Cimentos S.A. 7.25%, 04/05/2041(2)	711,063

		1,685,698

	British Virgin Islands - 3.0%
1,000,000	CLP Power HK Finance Ltd. 4.25%, 11/07/2019(2)(3)(4)	1,016,250
1,000,000	CNPC General Capital Ltd. 3.40%, 04/16/2023(2)	977,184
1,030,000	FPC Treasury Ltd. 4.50%, 04/16/2023(2)	1,009,454
1,485,000	HLP Finance Ltd. 4.75%, 06/25/2022(2)	1,545,774
915,000	PCCW Capital No 4 Ltd. 5.75%, 04/17/2022(2)	989,751
1,700,000	SmarTone Finance Ltd. 3.88%, 04/08/2023(2)	1,607,965
940,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/27/2020(2)	890,650

		8,037,028

	Canada - 0.3%
1,090,000	Pacific Rubiales Energy Corp. 5.63%, 01/19/2025(1)	689,098

	Cayman Islands - 3.9%
805,000	Alliance Global Group, Inc. 6.50%, 08/18/2017(2)	854,418
	Comcel Trust via Comunicaciones Celulares S.A.
800,000	6.88%, 02/06/2024(2)	848,240
605,000	6.88%, 02/06/2024(1)	641,482
1,240,000	Emirates NBD Tier 1 Ltd. 5.75%, 05/30/2019(2)(3)(4)	1,244,836
765,000	KWG Property Holding Ltd. 8.98%, 01/14/2019(2)	780,196
935,000	MAF Global Securities Ltd. 7.13%, 10/29/2018(2)(3)(4)	1,021,057

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 425,000	Marfrig Overseas Ltd. 9.50%, 05/04/2020(2)	$431,906
	MIE Holdings Corp.
200,000	6.88%, 02/06/2018(2)	153,286
615,000	7.50%, 04/25/2019(1)	431,988
915,000	New World China Land Ltd. 5.38%, 11/06/2019(2)	954,018
1,139,372	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 10/01/2023(2)	734,895
	Semiconductor Manufacturing International Corp.
940,000	4.13%, 10/07/2019(1)	944,626
200,000	4.13%, 10/07/2019(2)	200,984
475,000	Shimao Property Holdings Ltd. 8.38%, 02/10/2022(2)	492,407
800,000	UOB Cayman Ltd. 5.80%, 03/15/2016(2)(3)(4)	815,000

		10,549,339

	Chile - 0.6%
750,000	Cencosud S.A. 5.15%, 02/12/2025(1)	753,799
	Empresa Electrica Angamos S.A.
350,000	4.88%, 05/25/2029(2)	344,750
655,000	4.88%, 05/25/2029(1)	645,175

		1,743,724

	Colombia - 1.5%
975,000	Banco de Bogota S.A. 5.38%, 02/19/2023(2)	994,500
1,050,000	Colombia Telecomunicaciones S.A. ESP 8.50%, 03/30/2020(1)(3)(4)	1,099,875
COP 2,406,000,000	Emgesa S.A. ESP 8.75%, 01/25/2021(2)	886,419
$ 910,000	Empresa de Energia de Bogota S.A. ESP 6.13%, 11/10/2021(2)	973,427
COP 280,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	90,665
448,000,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/2021(2)	163,333

		4,208,219

	Hong Kong - 1.1%
$ 1,105,000	Bank of East Asia Ltd. 4.25%, 11/20/2024(2)(4)	1,113,230
875,000	CITIC Ltd. 8.63%, 11/22/2018(2)(3)(4)	1,001,875
1,000,000	Hero Asia Investment Ltd. 5.25%, 12/07/2015(2)(3)(4)	1,005,233

		3,120,338

	India - 1.9%
1,015,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	1,025,616
	ICICI Bank Ltd.
690,000	6.38%, 04/30/2022(2)(4)	714,150
265,000	6.38%, 04/30/2022(2)(4)	274,275
960,000	Indian Oil Corp. Ltd. 5.75%, 08/01/2023(2)	1,058,227
1,060,000	ONGC Videsh Ltd. 3.75%, 05/07/2023(2)	1,034,497
1,015,000	Reliance Industries Ltd. 4.88%, 02/10/2045(1)	950,931

		5,057,696

	Ireland - 0.5%
350,000	Borets Finance Ltd. Co. 7.63%, 09/26/2018(2)	301,280

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,120,000	Vnesheconombank Via VEB Finance PLC 6.90%, 07/09/2020(2)	$1,096,256

		1,397,536

	Jersey - 0.4%
1,075,000	West China Cement Ltd. 6.50%, 09/11/2019(2)	1,072,390

	Kazakhstan - 1.1%
1,080,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/2021(2)	1,117,260
505,000	Kazakhstan Temir Zholy Finance B.V. 6.38%, 10/06/2020(1)	524,442
	Nostrum Oil & Gas Finance B.V.
575,000	6.38%, 02/14/2019(1)	504,563
1,050,000	6.38%, 02/14/2019(2)	921,375

		3,067,640

	Luxembourg - 2.6%
955,000	Altice Finco S.A. 8.13%, 01/15/2024(2)	993,200
ZAR 475,000	European Investment Bank 8.76%, 12/31/2018(5)	28,781
$ 1,050,000	Gazprom Neft OAO Via GPN Capital S.A. 4.38%, 09/19/2022(2)	892,500
595,000	MHP S.A. 8.25%, 04/02/2020(2)	481,950
1,035,000	Millicom International Cellular S.A. 6.00%, 03/15/2025(1)	1,022,063
1,230,000	Offshore Drilling Holding S.A. 8.63%, 09/20/2020(2)	1,056,262
1,045,000	Petrobras Global Finance B.V. 5.38%, 01/27/2021	972,853
1,765,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(2)	1,596,672

		7,044,281

	Mauritius - 0.3%
820,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/2024(1)	829,109

	Mexico - 3.2%
	Alpek S.A.B. de C.V.
450,000	5.38%, 08/08/2023(2)	473,625
345,000	5.38%, 08/08/2023(1)	363,112
635,000	Axtel S.A.B. de C.V. 9.00%, 09/22/2019(2)	619,125
1,390,000	BBVA Bancomer S.A./Grand Cayman 6.01%, 05/17/2022(2)(4)	1,431,700
1,020,000	Credito Real S.A.B. de C.V. 7.50%, 03/13/2019(2)	1,071,000
	Empresas ICA S.A.B. de C.V.
230,000	8.88%, 05/29/2024(2)	144,900
695,000	8.88%, 05/29/2024(1)	437,850
1,000,000	Mexichem S.A.B. de C.V. 6.75%, 09/19/2042(2)	1,025,000
970,000	Nemak S.A. de C.V. 5.50%, 02/28/2023(1)(2)	994,250
MXN 37,500,000	Petroleos Mexicanos 7.47%, 11/12/2026	2,181,924

		8,742,486

	Morocco - 0.4%
$ 920,000	OCP S.A. 6.88%, 04/25/2044(2)	962,430

	Netherlands - 3.0%
685,000	CIMPOR Financial Operations B.V. 5.75%, 07/17/2024(1)	530,875
	FBN Finance Co. B.V.

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 565,000	8.00%, 07/23/2021(1)(4)	$493,055
360,000	8.25%, 08/07/2020(2)(4)	324,518
550,000	GTB Finance B.V. 6.00%, 11/08/2018(2)	516,863
1,385,000	ICTSI Treasury B.V. 5.88%, 09/17/2025(2)	1,493,263
890,000	Listrindo Capital B.V. 6.95%, 02/21/2019(2)	928,937
1,000,000	Myriad International Holdings B.V. 5.50%, 07/21/2025(1)	1,015,000
	Petrobras Global Finance B.V.
40,000	4.88%, 03/17/2020	37,164
220,000	5.63%, 05/20/2043	163,086
530,000	5.75%, 01/20/2020	511,047
215,000	6.75%, 01/27/2041	178,988
520,000	6.85%, 06/05/2115	420,254
	VTR Finance B.V.
700,000	6.88%, 01/15/2024(1)	712,250
850,000	6.88%, 01/15/2024(2)	864,875

		8,190,175

	Nigeria - 0.2%
500,000	Access Bank PLC 9.25%, 06/24/2021(2)(4)	463,125

	Peru - 1.2%
786,000	Banco de Credito del Peru/Panama 6.88%, 09/16/2026(2)(4)	880,320
	Banco Internacional del Peru SAA
1,235,000	6.63%, 03/19/2029(2)(4)	1,323,302
130,000	6.63%, 03/19/2029(1)(4)	139,295
	Union Andina de Cementos SAA
850,000	5.88%, 10/30/2021(1)	869,125
150,000	5.88%, 10/30/2021(2)	153,375

		3,365,417

	Philippines - 0.4%
1,020,000	SM Investments Corp. 4.88%, 06/10/2024(2)	1,025,923

	Singapore - 1.1%
1,025,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/2024(2)	1,009,625
740,000	Theta Capital Pte Ltd. 6.13%, 11/14/2020(2)	742,356
1,195,000	United Overseas Bank Ltd. 3.75%, 09/19/2024(2)(4)	1,220,848

		2,972,829

	South Africa - 0.0%
	Eskom Holdings SOC Ltd.
ZAR 2,060,000	10.63%, 08/18/2027(5)	38,502
700,000	10.73%, 12/31/2032(5)	6,696
1,000,000	Transnet SOC Ltd. 10.00%, 03/30/2029(2)	74,283

		119,481

	South Korea - 0.6%
	Woori Bank
$ 1,305,000	4.75%, 04/30/2024(1)	1,360,684
200,000	4.75%, 04/30/2024(2)	208,534

		1,569,218

	Thailand - 1.0%
700,000	Krung Thai Bank PCL/Cayman Islands 5.20%, 12/26/2024(2)(4)	718,829
450,000	Krung Thai Bank PCL/Singapore 7.38%, 10/10/2016(2)(3)(4)	464,518
	PTT Exploration & Production PCL
1,350,000	4.88%, 06/18/2019(1)(3)(4)	1,346,625

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 200,000	4.88%, 12/29/2049(1)(3)(4)	$199,500

		2,729,472

	Turkey - 1.5%
1,010,000	Turkiye Is Bankasi 6.00%, 10/24/2022(2)	993,335
1,125,000	Turkiye Sinai Kalkinma Bankasi A/S 5.38%, 10/30/2019(2)	1,143,248
435,000	Turkiye Vakiflar Bankasi TAO 6.88%, 02/03/2025(1)(4)	422,398
1,470,000	Yasar Holdings A/S 8.88%, 05/06/2020(1)	1,543,500

		4,102,481

	United Arab Emirates - 0.2%
450,000	DP World Ltd. 6.85%, 07/02/2037(2)	496,125

	United Kingdom - 0.3%
ZAR 550,000	European Bank for Reconstruction & Development 8.76%, 12/31/2020(5)	27,643
$ 975,000	Tullow Oil PLC 6.25%, 04/15/2022(2)	814,125

		841,768

	United States - 0.8%
510,000	Braskem America Finance Co. 7.13%, 07/22/2041(2)	415,140
905,000	Cemex Finance LLC 9.38%, 10/12/2022(2)	1,012,197
730,000	Southern Copper Corp. 6.75%, 04/16/2040	720,839

		2,148,176

	Total Corporate Bonds (cost $97,268,207)	94,401,891

Foreign Government Obligations - 55.4%
	Argentina - 0.4%
585,000	City of Buenos Aires Argentina 8.95%, 02/19/2021(1)	598,163
500,045	Provincia de Buenos Aires 9.95%, 06/09/2021(1)	493,794

		1,091,957

	Brazil - 5.6%
BRL 42,305,000	Brazil Letras do Tesouro Nacional 14.82%, 01/01/2019(5)	8,199,246
3,267,093	Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2050(6)	893,927
	Brazil Notas do Tesouro Nacional Series F
10,028,000	10.00%, 01/01/2018	2,764,074
2,200,000	10.00%, 01/01/2021	575,873
11,333,000	10.00%, 01/01/2025	2,808,194

		15,241,314

	Bulgaria - 0.3%
EUR 680,000	Bulgaria Government International Bond 2.95%, 09/03/2024(2)	745,690

	Chile - 0.0%
CLP 82,500,000	Chile Government International Bond 5.50%, 08/05/2020	130,352

	Colombia - 4.1%
	Colombian TES
COP 5,497,266,233	3.50%, 03/10/2021(6)	1,908,498
306,381,625	4.75%, 02/23/2023(6)	114,332
3,069,200,000	6.00%, 04/28/2028	916,843
262,900,000	7.00%, 05/04/2022	92,257
3,305,400,000	7.25%, 06/15/2016	1,172,210
4,472,100,000	7.50%, 08/26/2026	1,534,457

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

COP 3,562,700,000	7.75%, 09/18/2030	$1,211,098
10,201,300,000	10.00%, 07/24/2024	4,201,600

		11,151,295

	Hungary - 2.6%
	Hungary Government Bond
HUF 456,440,000	5.50%, 12/22/2016	1,731,263
310,550,000	6.75%, 02/24/2017	1,197,716
957,230,000	7.50%, 11/12/2020	4,176,435

		7,105,414

	Indonesia - 6.0%
	Indonesia Treasury Bond
IDR 19,412,000,000	6.63%, 05/15/2033	1,150,155
22,065,000,000	7.00%, 05/15/2027	1,431,309
32,185,000,000	7.88%, 04/15/2019	2,355,435
14,669,000,000	8.25%, 06/15/2032	1,027,454
94,290,000,000	8.38%, 03/15/2024	6,865,692
14,752,000,000	8.38%, 03/15/2034	1,043,082
31,731,000,000	9.00%, 03/15/2029	2,386,715

		16,259,842

	Malaysia - 4.5%
	Malaysia Government Bond
MYR 3,920,000	3.58%, 09/28/2018	1,024,861
4,970,000	3.65%, 10/31/2019	1,297,163
5,405,000	3.80%, 09/30/2022	1,398,256
5,765,000	3.84%, 04/15/2033	1,404,299
745,000	3.89%, 07/31/2020	195,554
9,320,000	4.05%, 09/30/2021	2,434,307
2,920,000	4.18%, 07/15/2024	762,198
3,911,000	4.26%, 09/15/2016	1,036,423
10,090,000	4.50%, 04/15/2030	2,685,359

		12,238,420

	Mexico - 9.0%
	Mexican Bonos
MXN 51,552,200	7.50%, 06/03/2027	3,524,292
5,077,000	7.75%, 11/13/2042	356,673
15,901,800	8.00%, 06/11/2020	1,098,081
44,449,800	8.00%, 12/07/2023	3,121,955
4,465,000	8.50%, 05/31/2029	331,056
26,966,000	8.50%, 11/18/2038	2,030,540
89,198,300	10.00%, 12/05/2024	7,095,191
20,078,600	10.00%, 11/20/2036	1,728,524
	Mexican Udibonos
47,705,528	2.50%, 12/10/2020(6)	2,994,824
26,322,369	4.00%, 06/13/2019(6)	1,763,665
9,053,369	4.00%, 11/15/2040(6)	599,921

		24,644,722

	Nigeria - 1.1%
	Nigeria Government Bond
NGN 294,585,000	12.15%, 07/18/2034	1,268,845
196,910,000	14.20%, 03/14/2024	957,860
160,900,000	16.39%, 01/27/2022	859,022

		3,085,727

	Peru - 1.4%
	Peru Government Bond
PEN 1,495,000	5.70%, 08/12/2024	443,428
2,143,000	6.85%, 02/12/2042	636,192
1,995,000	6.90%, 08/12/2037	605,878
5,950,000	6.95%, 08/12/2031	1,834,233
684,000	8.20%, 08/12/2026	237,201

		3,756,932

	Poland - 6.5%
	Poland Government Bond

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

PLN 13,750,000	1.79%, 01/25/2019(4)	$3,629,510
600,000	2.50%, 07/25/2018	161,039
14,660,000	3.25%, 07/25/2025	3,992,529
11,880,000	4.00%, 10/25/2023	3,415,882
20,300,000	4.75%, 10/25/2016	5,579,758
1,615,000	5.75%, 09/23/2022	511,631
1,325,000	5.75%, 04/25/2029	451,654

		17,742,003

	Russia - 3.0%
	Russian Federal Bond - OFZ
RUB 9,635,000	7.00%, 01/25/2023	128,227
17,105,000	7.00%, 08/16/2023	224,672
23,710,000	7.00%, 08/16/2023	311,427
286,750,000	7.05%, 01/19/2028	3,570,998
18,650,000	7.60%, 07/20/2022	258,431
257,931,000	8.15%, 02/03/2027	3,565,018

		8,058,773

	Slovenia - 0.2%
$ 525,000	Slovenia Government International Bond 5.85%, 05/10/2023(2)	600,128

	South Africa - 4.5%
	South Africa Government Bond
ZAR 27,517,218	6.25%, 03/31/2036	1,656,003
5,410,000	6.50%, 02/28/2041	327,929
42,500,000	7.00%, 02/28/2031	2,882,552
60,795,000	8.00%, 01/31/2030	4,560,256
14,725,000	8.25%, 03/31/2032	1,110,676
5,940,000	8.50%, 01/31/2037	453,685
14,765,000	8.75%, 02/28/2048	1,151,297

		12,142,398

	Thailand - 1.4%
	Thailand Government Bond
THB 53,185,000	3.63%, 06/16/2023	1,601,058
11,370,000	3.78%, 06/25/2032	331,148
38,745,000	3.85%, 12/12/2025	1,197,591
16,905,000	4.88%, 06/22/2029	565,323

		3,695,120

	Turkey - 4.5%
	Turkey Government Bond
TRY 196	4.00%, 04/01/2020(6)	74
6,245,000	7.40%, 02/05/2020	2,081,780
4,925,000	8.00%, 03/12/2025	1,619,273
2,970,000	8.50%, 07/10/2019	1,034,800
7,675,000	8.80%, 09/27/2023	2,672,720
305,000	9.00%, 01/27/2016	109,514
5,020,000	9.00%, 07/24/2024	1,762,643
3,700,000	9.50%, 01/12/2022	1,335,210
4,600,000	10.40%, 03/20/2024	1,753,780

		12,369,794

	Uruguay - 0.3%
	Uruguay Government International Bond
UYU 18,666,354	3.70%, 06/26/2037(6)	511,560
8,348,722	4.38%, 12/15/2028(6)	266,983

		778,543

	Total Foreign Government Obligations (cost $172,468,862)	150,838,424

	Total Long-Term Investments (cost $269,737,069)	245,240,315
Short-Term Investments - 9.6%
	Other Investment Pools & Funds - 9.6%
26,273,776	BlackRock Liquidity Funds TempFund Portfolio	26,273,776

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

Total Short-Term Investments (cost $26,273,776)		26,273,776

Total Investments Excluding Purchased Options (cost $296,010,845)	99.6%	$271,514,091
Total Purchased Options (cost $752,484)	0.3%	$606,654

Total Investments (cost $296,763,329)^	99.9%	$272,120,745
Other Assets and Liabilities	0.1%	402,981

Total Net Assets	100.0%	$272,523,726

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$2,304,895
Unrealized Depreciation	(26,947,479)

Net Unrealized Depreciation	$(24,642,584)

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $26,354,654, which represents 9.7% of total net assets.
(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $66,191,485, which represents 24.3% of total net assets.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(5)	The interest rate disclosed for these holdings are the effective yield on the date of the acquisition.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

OTC Option Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
USD Call/CLP Put	CBK	667.55 USD per CLP	01/25/16	USD	1,373,108	$60,078	$41,997	$18,081
USD Call/CLP Put	CBK	672.45 USD per CLP	01/26/16	USD	4,115,892	169,381	127,489	41,892
USD Call/ILS Put	CBK	3.94 USD per ILS	12/22/15	USD	5,871,000	37,392	57,829	(20,437)
USD Call/MXN Put	JPM	16.98 USD per MXN	11/30/15	USD	5,669,000	70,415	59,984	10,431
USD Call/PEN Put	CBK	3.30 USD per PEN	01/20/16	USD	3,087,000	50,787	34,096	16,691
USD Call/PLN Put	DEUT	3.90 USD per PLN	12/16/15	USD	2,924,000	54,618	73,276	(18,658)

Total Calls					23,040,000	$442,671	$394,671	$48,000

Puts
EUR Put/MXN Call	JPM	16.90 EUR per MXN	10/13/15	EUR	2,560,000	$10,285	$33,545	$(23,260)
EUR Put/MXN Call	JPM	16.40 EUR per MXN	10/20/15	EUR	5,080,000	7,615	105,760	(98,145)
EUR Put/PLN Call	JPM	4.07 EUR per PLN	11/26/15	EUR	2,660,000	18,077	37,208	(19,131)
USD Put/IDR Call	DEUT	13,145.00 USD per IDR	09/17/15	USD	2,982,000	4,038	40,526	(36,488)
USD Put/IDR Call	JPM	13,175.00 USD per IDR	01/20/16	USD	2,845,000	11,266	21,195	(9,929)

Total Puts					16,127,000	$51,281	$238,234	$(186,953)

Total purchased option contracts					39,167,000	$493,952	$632,905	$(138,953)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

Written option contracts:
Calls
EUR Call/USD Put	JPM	1.13 EUR per USD	08/13/15	EUR	(5,115,000)	$(3,415)	$(27,121)	$23,706
EUR Call/USD Put	JPM	1.13 EUR per USD	08/21/15	EUR	(5,555,000)	(12,104)	(91,513)	79,409
USD Call/CLP Put	CBK	659.50 USD per CLP	09/14/15	USD	(4,115,892)	(128,930)	(66,142)	(62,788)
USD Call/CLP Put	CBK	659.75 USD per CLP	09/14/15	USD	(1,373,108)	(42,635)	(21,716)	(20,919)
USD Call/PLN Put	DEUT	4.25 USD per PLN	12/16/15	USD	(2,924,000)	(14,272)	(27,515)	13,243

Total Calls					(19,083,000)	$(201,356)	$(234,007)	$32,651

Puts
EUR Put/ PLN Call	DEUT	4.00 EUR per PLN	11/26/15	EUR	(2,660,000)	$(8,224)	$(11,557)	$3,333
EUR Put/MXN Call	JPM	16.40 EUR per MXN	10/13/15	EUR	(2,560,000)	(3,292)	(14,205)	10,913
EUR PutMXN Call	JPM	16.00 EUR per MXN	10/20/15	EUR	(5,080,000)	(3,124)	(56,562)	53,438
USD Put/ ILS Call	CBK	3.64 USD per ILS	12/22/15	USD	(5,871,000)	(32,232)	(50,520)	18,288
USD Put/IDR Call	JPM	13,175.00 USD per IDR	08/20/15	USD	(2,845,000)	(1,514)	(9,673)	8,159
USD Put/IDR Call	BOA	12,900.00 USD per IDR	09/17/15	USD	(2,982,000)	(1,044)	(5,368)	4,324
USD Put/MXN Call	JPM	15.71 USD per MXN	11/30/15	USD	(5,669,000)	(54,632)	(48,453)	(6,179)
USD Put/PEN Call	CBK	3.05 USD per PEN	01/20/16	USD	(3,087,000)	(2,695)	(19,278)	16,583
USD Put/PLN Call	DEUT	3.64 USD per PLN	12/16/15	USD	(2,924,000)	(34,798)	(58,012)	23,214

Total Puts					(33,678,000)	$(141,555)	$(273,628)	$132,073

Total written option contracts					(52,761,000)	$(342,911)	$(507,635)	$164,724

OTC Swaption Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Purchased swaption contracts:

Calls
Interest Rate Swaption KRW	BOA	2.60%	11/25/16	KRW	1,034,545,000	$28,937	$19,352	$9,585
Interest Rate Swaption KRW	CBK	2.56%	12/05/16	KRW	2,069,095,000	53,013	40,438	12,575

Total Calls					3,103,640,000	$81,950	$59,790	$22,160

Puts
Interest Rate Swaption KRW	BOA	2.60%	11/25/16	KRW	1,034,545,000	$9,440	$19,352	$(9,912)
Interest Rate Swaption KRW	CBK	2.56%	12/05/16	KRW	2,069,095,000	21,312	40,437	(19,125)

Total Puts					3,103,640,000	$30,752	$59,789	$(29,037)

Total purchased swaption contracts					6,207,280,000	$112,702	$119,579	$(6,877)

Futures Contracts Outstanding at July 31, 2015
Description	Number of Contracts	Expiration Date		Notional Amount		Market Value †	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Euro-Bund Future	5	09/08/2015	$	847,646	$	867,195	$ (19,549)
U.S. Treasury 10-Year Note Future	4	09/21/2015		501,931		509,750	(7,819)

Total							$ (27,368)

Total futures contracts							$ (27,368)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2015
Counter- party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

BOA	1M MXIBTIIE	6.64% Fixed	MXN	15,975,000	12/06/23	$—	$—	$43,448	$43,448
JPM	5.19% Fixed	3M Banco Central De La Republica	COP	1,806,225,000	12/16/19	—	—	1,200	1,200

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

DEUT	5.18% Fixed	3M Banco Central De La Republica	COP	1,354,240,000	12/16/19	—	—	$1,092	1,092
BOA	5.19% Fixed	3M Banco Central De La Republica	COP	1,202,275,000	12/16/19	—	—	799	799
JPM	5.25% Fixed	3M Banco Central De La Republica	COP	2,197,870,000	12/16/19	—	—	(413)	(413)
JPM	5.24% Fixed	3M Banco Central De La Republica	COP	2,106,949,142	12/18/19	—	—	(60)	(60)
BOA	2.29% Fixed	3M KRW KSDA	KRW	1,021,000,000	11/28/26	—	—	4,454	4,454
JPM	7.03% Fixed	3M ZAR JIBAR	ZAR	53,935,000	09/16/17	—	—	9,073	9,073
JPM	3M ZAR JIBAR	8.02% Fixed	ZAR	2,185,000	09/18/23	—	—	(483)	(483)
JPM	3M ZAR JIBAR	8.16% Fixed	ZAR	14,880,000	09/16/25	—	—	(12,278)	(12,278)
GSC	3M ZAR JIBAR	7.00% Fixed	ZAR	7,109,000	08/21/27	—	—	(59,220)	(59,220)
GSC	2.46% Fixed	6M HUF BUBOR	HUF	321,000,000	03/13/20	—	—	(13,798)	(13,798)
CBK	6M INR MIBOR	6.66% Fixed	INR	151,775,000	02/20/20	—	—	(52,317)	(52,317)
DEUT	6M INR MIBOR	6.80% Fixed	INR	150,195,000	03/04/20	—	—	(41,750)	(41,750)
DEUT	2.67% Fixed	6M PLN WIBOR	PLN	2,105,000	07/13/25	—	—	295	295
DEUT	6M PLN WIBOR	2.28% Fixed	PLN	1,280,000	06/17/25	—	—	(11,548)	(11,548)
DEUT	6M PLN WIBOR	2.14% Fixed	PLN	1,600,000	06/17/25	—	—	(19,742)	(19,742)
DEUT	6M THBFIX	1.82% Fixed	THB	92,225,000	09/17/24	—	—	257,657	257,657
MSC	11.46% Fixed	BZDIOVRA	BRL	5,356,245	01/04/21	—	—	108,889	108,889
DEUT	BZDIOVRA	10.61% Fixed	BRL	346,687	01/02/17	—	—	(687)	(687)
DEUT	BZDIOVRA	10.49% Fixed	BRL	333,245	01/02/17	—	—	(1,409)	(1,409)
DEUT	BZDIOVRA	10.55% Fixed	BRL	692,024	01/02/17	—	—	(2,182)	(2,182)
GSC	BZDIOVRA	9.03% Fixed	BRL	2,176,869	01/02/17	—	—	(61,974)	(61,974)
DEUT	BZDIOVRA	9.12% Fixed	BRL	7,874,558	01/02/17	—	—	(237,360)	(237,360)
BOA	BZDIOVRA	12.32% Fixed	BRL	9,539,180	01/02/18	—	—	(37,753)	(37,753)
BOA	BZDIOVRA	12.01% Fixed	BRL	9,688,424	01/02/18	—	—	(66,118)	(66,118)
BOA	BZDIOVRA	8.95% Fixed	BRL	1,872,880	01/02/23	—	—	(198,914)	(198,914)
GSC	4.66% Fixed	CLICP Camara Promedio A	CLP	225,450,000	05/20/25	—	—	(6,439)	(6,439)

Total						$—	$—	$(397,538)	$(397,538)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2015

Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

0.53% Fixed	6M EURIBOR	EUR 1,520,000	06/26/20	$—	$—	$(12,328)	$(12,328)
0.53% Fixed	6M EURIBOR	EUR 1,480,000	06/29/20	—	—	(11,474)	(11,474)

Total				$—	$—	$(23,802)	$(23,802)

Foreign Currency Contracts Outstanding at July 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	09/16/15	CBK	$261,882	$251,512	$(10,370)
AUD	Buy	09/16/15	HSBC	1,792,979	1,713,192	(79,787)
AUD	Sell	09/16/15	BOA	1,807,592	1,713,193	94,399
AUD	Sell	09/16/15	HSBC	918,184	874,822	43,362
BRL	Buy	08/06/15	MSC	538,425	493,123	(45,302)
BRL	Buy	09/02/15	DEUT	268,112	265,426	(2,686)
BRL	Buy	09/02/15	MSC	349,025	343,323	(5,702)
BRL	Buy	09/02/15	HSBC	413,298	405,639	(7,659)
BRL	Buy	09/02/15	MSC	497,647	488,152	(9,495)
BRL	Buy	09/02/15	MSC	273,291	256,770	(16,521)
BRL	Buy	09/02/15	MSC	276,173	256,482	(19,691)
BRL	Buy	09/02/15	GSC	1,167,183	1,141,042	(26,141)
BRL	Buy	09/02/15	BOA	562,043	520,754	(41,289)
BRL	Buy	09/02/15	DEUT	565,281	520,753	(44,528)
BRL	Buy	09/02/15	MSC	1,205,479	1,112,192	(93,287)
BRL	Buy	09/02/15	MSC	2,339,251	2,163,220	(176,031)
BRL	Buy	09/02/15	MSC	3,252,517	2,991,809	(260,708)
BRL	Buy	09/02/15	SSG	13,051,803	12,291,807	(759,996)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

BRL	Sell	08/06/15	MSC	502,375	$493,123	9,252
BRL	Sell	09/02/15	SSG	10,415,709	9,809,210	606,499
BRL	Sell	09/02/15	BCLY	1,399,662	1,291,065	108,597
BRL	Sell	09/02/15	MSC	459,629	419,777	39,852
BRL	Sell	09/02/15	MSC	413,169	381,982	31,187
BRL	Sell	09/02/15	BCLY	498,324	467,380	30,944
BRL	Sell	09/02/15	MSC	203,163	192,722	10,441
BRL	Sell	09/02/15	SCB	393,841	383,714	10,127
BRL	Sell	09/02/15	MSC	252,500	245,519	6,981
BRL	Sell	09/02/15	SSG	83,411	77,897	5,514
BRL	Sell	09/02/15	MSC	154,047	149,735	4,312
BRL	Sell	09/02/15	MSC	112,203	109,056	3,147
CAD	Buy	09/16/15	SCB	475,869	458,628	(17,241)
CAD	Buy	09/16/15	JPM	579,466	542,710	(36,756)
CAD	Sell	09/16/15	JPM	2,411,723	2,258,746	152,977
CLP	Buy	09/16/15	CBK	714,019	687,605	(26,414)
CLP	Buy	09/16/15	SCB	528,804	502,175	(26,629)
CLP	Buy	09/16/15	SSG	2,868,121	2,695,658	(172,463)
CLP	Buy	09/16/15	SCB	2,894,082	2,695,657	(198,425)
CLP	Sell	09/16/15	SCB	923,798	860,460	63,338
CLP	Sell	09/16/15	SSG	1,112,932	1,057,875	55,057
CLP	Sell	09/16/15	SSG	915,511	860,460	55,051
CLP	Sell	09/16/15	BNP	1,112,068	1,057,875	54,193
CLP	Sell	09/16/15	BOA	5,393,606	5,375,974	17,632
CLP	Sell	09/16/15	JPM	192,102	185,750	6,352
CNH	Sell	09/16/15	BOA	5,075,074	5,076,346	(1,272)
COP	Buy	09/16/15	DEUT	299,024	297,032	(1,992)
COP	Buy	09/16/15	BOA	350,616	345,001	(5,615)
COP	Buy	09/16/15	BOA	228,077	207,915	(20,162)
COP	Buy	09/16/15	JPM	2,521,858	2,501,562	(20,296)
COP	Buy	09/16/15	DEUT	265,261	235,380	(29,881)
COP	Buy	09/16/15	BOA	818,125	725,399	(92,726)
COP	Buy	09/16/15	SSG	878,580	784,176	(94,404)
COP	Buy	09/16/15	SCB	1,425,167	1,282,027	(143,140)
COP	Buy	09/16/15	SCB	2,905,295	2,564,440	(340,855)
COP	Sell	09/16/15	SCB	5,329,646	4,704,361	625,285
COP	Sell	09/16/15	SCB	2,614,413	2,351,828	262,585
COP	Sell	09/16/15	UBS	665,841	642,033	23,808
COP	Sell	09/16/15	BCLY	308,793	290,693	18,100
EGP	Buy	09/15/15	HSBC	161,282	155,644	(5,638)
EGP	Buy	09/15/15	HSBC	161,985	155,521	(6,464)
EGP	Buy	09/15/15	CBK	322,023	311,164	(10,859)
EGP	Buy	12/21/15	CBK	316,186	298,612	(17,574)
EGP	Buy	12/31/15	GSC	316,981	297,203	(19,778)
EGP	Buy	01/06/16	CBK	149,131	151,358	2,227
EGP	Buy	01/06/16	CBK	431,449	430,787	(662)
EUR	Buy	08/06/15	MSC	534,027	531,591	(2,436)
EUR	Buy	08/17/15	JPM	1,417,549	1,406,060	(11,489)
EUR	Buy	09/16/15	GSC	1,087,915	1,093,442	5,527
EUR	Buy	09/16/15	UBS	1,712,413	1,708,848	(3,565)
EUR	Buy	09/16/15	HSBC	427,874	423,091	(4,783)
EUR	Buy	09/16/15	RBC	489,998	482,434	(7,564)
EUR	Buy	09/16/15	JPM	8,473,438	8,273,898	(199,540)
EUR	Sell	08/06/15	MSC	537,492	531,591	5,901
EUR	Sell	08/25/15	JPM	1,157,152	1,139,247	17,905
EUR	Sell	09/16/15	JPM	2,944,151	2,874,820	69,331
EUR	Sell	09/16/15	BCLY	853,168	829,697	23,471
EUR	Sell	09/16/15	DEUT	521,446	516,500	4,946
EUR	Sell	09/16/15	MSC	534,302	531,885	2,417
EUR	Sell	09/16/15	CBK	4,455,555	4,511,138	(55,583)
EUR	Sell	09/25/15	UBS	1,923,159	1,961,871	(38,712)
EUR	Sell	10/22/15	JPM	1,351,108	1,376,675	(25,567)
EUR	Sell	10/27/15	JPM	687,124	676,300	10,824
EUR	Sell	11/30/15	DEUT	465,022	451,157	13,865
GBP	Buy	09/16/15	CBK	1,858,847	1,857,745	(1,102)
GBP	Buy	09/17/15	SCB	545,678	546,392	714
GBP	Sell	09/16/15	BOA	1,838,273	1,857,745	(19,472)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

GBP	Sell	09/17/15	CBK	546,694	$546,392	302
HUF	Buy	09/16/15	GSC	2,855,278	2,890,369	35,091
HUF	Buy	09/16/15	DEUT	271,958	272,211	253
HUF	Buy	09/16/15	BOA	259,456	258,279	(1,177)
HUF	Buy	09/16/15	DEUT	174,692	173,258	(1,434)
HUF	Buy	09/16/15	HSBC	3,334,774	3,306,902	(27,872)
HUF	Buy	09/16/15	BOA	11,434,135	11,307,933	(126,202)
HUF	Sell	09/16/15	CSFB	1,683,463	1,673,903	9,560
HUF	Sell	09/16/15	BCLY	1,029,798	1,022,478	7,320
HUF	Sell	09/16/15	MSC	1,631,406	1,625,923	5,483
HUF	Sell	09/16/15	JPM	475,600	479,764	(4,164)
HUF	Sell	09/16/15	SCB	322,410	327,225	(4,815)
HUF	Sell	09/16/15	BCLY	196,670	204,337	(7,667)
IDR	Buy	09/16/15	BOA	304,047	305,421	1,374
IDR	Buy	09/16/15	DEUT	197,327	197,901	574
IDR	Buy	09/16/15	GSC	3,920,594	3,921,082	488
IDR	Buy	09/16/15	BOA	427,399	427,296	(103)
IDR	Buy	09/16/15	DEUT	729,982	728,469	(1,513)
IDR	Buy	09/16/15	DEUT	514,738	511,598	(3,140)
IDR	Buy	09/16/15	CSFB	531,624	523,903	(7,721)
IDR	Buy	09/16/15	BCLY	1,891,065	1,870,317	(20,748)
IDR	Sell	09/16/15	CBK	1,131,121	1,123,391	7,730
IDR	Sell	09/16/15	DEUT	1,058,395	1,052,713	5,682
IDR	Sell	09/16/15	BCLY	422,386	420,118	2,268
IDR	Sell	09/16/15	GSC	842,402	842,507	(105)
IDR	Sell	09/16/15	DEUT	378,993	380,567	(1,574)
IDR	Sell	09/16/15	SCB	608,693	610,329	(1,636)
IDR	Sell	09/16/15	SSG	2,348,375	2,355,547	(7,172)
ILS	Buy	12/24/15	CBK	2,515,232	2,520,222	4,990
ILS	Buy	12/24/15	JPM	266,225	266,753	528
ILS	Sell	09/16/15	GSC	1,294,693	1,292,385	2,308
ILS	Sell	09/16/15	SCB	188,426	190,875	(2,449)
ILS	Sell	09/16/15	GSC	2,448,575	2,453,544	(4,969)
INR	Buy	09/16/15	CBK	6,322,410	6,354,458	32,048
INR	Buy	09/16/15	DEUT	172,919	171,559	(1,360)
INR	Sell	09/16/15	BCLY	1,300,935	1,290,861	10,074
INR	Sell	09/16/15	JPM	274,648	272,020	2,628
KRW	Buy	09/16/15	HSBC	5,011,246	4,958,504	(52,742)
KRW	Buy	09/16/15	CBK	4,832,238	4,598,495	(233,743)
KRW	Sell	09/16/15	CBK	5,043,349	4,799,395	243,954
KZT	Buy	09/03/15	JPM	613,437	620,532	7,095
KZT	Buy	09/03/15	CBK	364,367	368,581	4,214
KZT	Buy	09/03/15	RBS	252,812	256,133	3,321
KZT	Buy	12/15/15	RBS	197,504	193,951	(3,553)
KZT	Buy	12/15/15	RBS	400,992	393,778	(7,214)
KZT	Buy	01/06/16	CBK	171,548	166,111	(5,437)
KZT	Buy	01/06/16	RBS	487,333	472,776	(14,557)
KZT	Sell	12/15/15	RBS	348,039	349,487	(1,448)
MXN	Buy	09/17/15	BOA	502,662	508,053	5,391
MXN	Buy	09/17/15	BNP	6,664	6,740	76
MXN	Buy	09/17/15	SSG	28,347	27,270	(1,077)
MXN	Buy	09/17/15	BCLY	931,333	928,175	(3,158)
MXN	Buy	09/17/15	CSFB	361,887	355,316	(6,571)
MXN	Buy	09/17/15	BOA	341,689	332,683	(9,006)
MXN	Buy	09/17/15	DEUT	444,037	434,714	(9,323)
MXN	Buy	09/17/15	DEUT	577,710	559,626	(18,084)
MXN	Buy	09/17/15	BCLY	833,663	807,592	(26,071)
MXN	Buy	09/17/15	RBC	10,162,913	9,848,297	(314,616)
MXN	Buy	10/22/15	JPM	1,322,178	1,272,197	(49,981)
MXN	Buy	12/02/15	GSC	3,711,309	3,558,542	(152,767)
MXN	Sell	09/17/15	MSC	2,317,179	2,227,248	89,931
MXN	Sell	09/17/15	JPM	1,900,267	1,821,041	79,226
MXN	Sell	09/17/15	MSC	1,596,670	1,560,891	35,779
MXN	Sell	09/17/15	BCLY	751,318	727,822	23,496
MXN	Sell	09/17/15	SSG	863,866	841,294	22,572
MXN	Sell	09/17/15	CSFB	340,999	326,747	14,252
MXN	Sell	09/17/15	CSFB	285,462	273,877	11,585

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

MXN	Sell	09/17/15	DEUT	398,263	$388,955	9,308
MXN	Sell	09/17/15	HSBC	189,164	180,379	8,785
MXN	Sell	09/17/15	CSFB	361,761	355,192	6,569
MXN	Sell	09/17/15	CBK	198,190	192,746	5,444
MXN	Sell	09/17/15	SSG	423,995	421,110	2,885
MXN	Sell	09/17/15	HSBC	28,859	28,321	538
MXN	Sell	09/17/15	DEUT	28,273	28,136	137
MXN	Sell	09/17/15	DEUT	1,463,537	1,474,567	(11,030)
MXN	Sell	09/17/15	BNP	550,223	562,161	(11,938)
MXN	Sell	09/17/15	JPM	894,638	914,508	(19,870)
MXN	Sell	12/02/15	JPM	567,815	567,200	615
MYR	Buy	09/17/15	DEUT	414,250	414,885	635
MYR	Buy	09/17/15	DEUT	187,020	187,258	238
MYR	Buy	09/17/15	DEUT	97,866	97,927	61
MYR	Buy	09/17/15	BCLY	544,696	544,326	(370)
MYR	Buy	09/17/15	DEUT	112,694	112,250	(444)
MYR	Buy	09/17/15	DEUT	74,064	73,445	(619)
MYR	Buy	09/17/15	DEUT	225,477	224,501	(976)
MYR	Buy	09/17/15	DEUT	571,503	570,370	(1,133)
MYR	Buy	09/17/15	DEUT	224,172	222,939	(1,233)
MYR	Buy	09/17/15	DEUT	223,753	221,637	(2,116)
MYR	Buy	09/17/15	DEUT	232,558	229,190	(3,368)
MYR	Buy	09/17/15	DEUT	288,742	283,883	(4,859)
MYR	Buy	09/17/15	BOA	532,139	526,095	(6,044)
MYR	Buy	09/17/15	JPM	1,182,556	1,175,900	(6,656)
MYR	Buy	09/17/15	JPM	1,433,512	1,414,206	(19,306)
MYR	Buy	09/17/15	HSBC	12,498,542	12,279,106	(219,436)
MYR	Sell	09/17/15	BOA	2,379,043	2,317,943	61,100
MYR	Sell	09/17/15	HSBC	2,639,309	2,592,971	46,338
MYR	Sell	09/17/15	DEUT	610,494	604,228	6,266
MYR	Sell	09/17/15	DEUT	253,050	248,462	4,588
MYR	Sell	09/17/15	DEUT	1,213,858	1,213,665	193
MYR	Sell	09/17/15	SCB	187,110	187,519	(409)
MYR	Sell	09/17/15	BCLY	366,925	369,829	(2,904)
MYR	Sell	09/17/15	DEUT	1,558,004	1,565,263	(7,259)
NGN	Buy	09/02/15	DEUT	197,923	205,357	7,434
NGN	Buy	09/02/15	CBK	105,558	110,574	5,016
NGN	Buy	09/02/15	JPM	60,064	60,826	762
NGN	Buy	04/01/16	CBK	194,062	229,666	35,604
NGN	Buy	04/01/16	CBK	118,333	140,043	21,710
NGN	Buy	04/01/16	CBK	99,873	115,677	15,804
NGN	Buy	04/01/16	CBK	98,107	113,856	15,749
NGN	Buy	04/01/16	CBK	86,743	100,966	14,223
NGN	Sell	09/02/15	CBK	348,092	376,757	(28,665)
NGN	Sell	04/01/16	DEUT	655,845	700,208	(44,363)
NZD	Buy	09/16/15	CBK	249,703	246,586	(3,117)
NZD	Buy	09/16/15	HSBC	788,632	772,635	(15,997)
NZD	Buy	09/16/15	NAB	650,077	598,381	(51,696)
NZD	Sell	09/16/15	NAB	2,450,289	2,255,437	194,852
PEN	Buy	09/16/15	DEUT	49,736	49,762	26
PEN	Buy	09/16/15	SSG	937,524	933,661	(3,863)
PEN	Buy	09/16/15	BNP	937,832	933,661	(4,171)
PEN	Buy	01/22/16	CBK	1,484,138	1,422,348	(61,790)
PEN	Sell	09/16/15	BNP	1,723,836	1,716,169	7,667
PEN	Sell	09/16/15	SSG	1,723,271	1,716,170	7,101
PHP	Buy	09/16/15	HSBC	3,678,272	3,639,424	(38,848)
PHP	Sell	09/16/15	JPM	2,477,806	2,452,447	25,359
PLN	Buy	09/16/15	DEUT	339,636	334,090	(5,546)
PLN	Buy	09/16/15	DEUT	544,462	538,728	(5,734)
PLN	Buy	09/16/15	DEUT	347,651	341,504	(6,147)
PLN	Buy	09/16/15	BOA	432,878	424,893	(7,985)
PLN	Buy	09/16/15	BOA	10,614,131	10,365,553	(248,578)
PLN	Buy	09/25/15	UBS	1,898,479	1,884,392	(14,087)
PLN	Buy	10/27/15	JPM	682,891	670,327	(12,564)
PLN	Buy	11/30/15	DEUT	458,753	449,149	(9,604)
PLN	Buy	12/18/15	DEUT	1,609,546	1,602,990	(6,556)
PLN	Sell	09/16/15	BOA	4,183,304	4,085,333	97,971

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

PLN	Sell	09/16/15	BCLY	1,854,044	$1,820,292	33,752
PLN	Sell	09/16/15	HSBC	915,497	908,029	7,468
PLN	Sell	09/16/15	DEUT	164,500	163,869	631
PLN	Sell	09/16/15	SCB	536,654	537,405	(751)
PLN	Sell	09/16/15	BCLY	309,512	316,354	(6,842)
PLN	Sell	09/16/15	BCLY	537,533	545,611	(8,078)
PLN	Sell	09/16/15	GSC	2,951,176	2,959,695	(8,519)
RON	Buy	09/16/15	JPM	4,511,888	4,461,110	(50,778)
RON	Sell	09/16/15	JPM	362,684	358,602	4,082
RON	Sell	09/16/15	BNP	8,806	8,716	90
RON	Sell	09/16/15	JPM	138,238	139,456	(1,218)
RUB	Buy	08/21/15	HSBC	5,841,933	4,883,129	(958,804)
RUB	Buy	08/27/15	DEUT	1,500,504	1,318,592	(181,912)
RUB	Buy	08/27/15	DEUT	1,510,462	1,318,592	(191,870)
RUB	Buy	08/27/15	DEUT	1,514,650	1,318,592	(196,058)
RUB	Buy	08/27/15	DEUT	1,516,472	1,318,591	(197,881)
RUB	Buy	08/27/15	JPM	1,423,642	1,224,414	(199,228)
RUB	Buy	08/27/15	JPM	1,520,553	1,318,592	(201,961)
RUB	Buy	08/27/15	DEUT	1,714,137	1,506,946	(207,191)
RUB	Buy	08/27/15	DEUT	1,527,641	1,318,592	(209,049)
RUB	Buy	08/27/15	JPM	1,560,815	1,318,591	(242,224)
RUB	Buy	08/27/15	JPM	1,672,312	1,412,785	(259,527)
RUB	Buy	08/27/15	JPM	3,045,628	2,637,184	(408,444)
RUB	Buy	08/27/15	DEUT	3,284,538	2,825,553	(458,985)
RUB	Buy	09/16/15	DEUT	1,395,858	1,508,333	112,475
RUB	Buy	09/16/15	CBK	238,354	217,554	(20,800)
RUB	Buy	09/16/15	DEUT	648,185	625,089	(23,096)
RUB	Buy	09/16/15	DEUT	428,339	390,191	(38,148)
RUB	Buy	09/16/15	GSC	1,161,456	1,122,298	(39,158)
RUB	Buy	09/16/15	HSBC	1,409,589	1,275,993	(133,596)
RUB	Buy	09/16/15	CSFB	2,405,185	2,172,617	(232,568)
RUB	Buy	09/16/15	DEUT	2,550,594	2,299,073	(251,521)
RUB	Buy	09/16/15	JPM	5,411,623	4,841,420	(570,203)
RUB	Sell	08/21/15	JPM	5,459,174	4,883,128	576,046
RUB	Sell	08/27/15	JPM	4,440,899	4,064,565	376,334
RUB	Sell	08/27/15	DEUT	3,276,397	2,932,573	343,824
RUB	Sell	08/27/15	DEUT	2,488,838	2,275,103	213,735
RUB	Sell	08/27/15	CBK	1,588,976	1,396,466	192,510
RUB	Sell	08/27/15	DEUT	1,581,231	1,396,467	184,764
RUB	Sell	08/27/15	GSC	1,493,650	1,357,038	136,612
RUB	Sell	08/27/15	DEUT	1,527,762	1,394,423	133,339
RUB	Sell	08/27/15	DEUT	1,558,966	1,427,043	131,923
RUB	Sell	08/27/15	DEUT	1,494,437	1,362,960	131,477
RUB	Sell	08/27/15	DEUT	1,354,427	1,230,386	124,041
RUB	Sell	09/16/15	DEUT	3,838,482	3,459,958	378,524
RUB	Sell	09/16/15	CSFB	3,619,660	3,269,658	350,002
RUB	Sell	09/16/15	HSBC	2,121,314	1,920,263	201,051
RUB	Sell	09/16/15	DEUT	1,381,045	1,303,247	77,798
RUB	Sell	09/16/15	DEUT	436,942	406,496	30,446
RUB	Sell	09/16/15	CSFB	842,388	827,857	14,531
RUB	Sell	09/16/15	JPM	162,807	150,897	11,910
RUB	Sell	09/16/15	SCB	182,521	173,596	8,925
SGD	Buy	09/16/15	SCB	160,192	160,139	(53)
SGD	Buy	09/16/15	SSG	1,212,928	1,193,766	(19,162)
SGD	Sell	09/16/15	HSBC	3,851,005	3,777,831	73,174
SGD	Sell	09/16/15	MSC	1,251,688	1,248,359	3,329
THB	Buy	09/16/15	DEUT	408,857	405,344	(3,513)
THB	Buy	09/16/15	CBK	638,902	634,218	(4,684)
THB	Buy	09/16/15	BOA	255,526	245,586	(9,940)
THB	Buy	09/16/15	DEUT	288,310	276,461	(11,849)
THB	Buy	09/16/15	JPM	15,409,098	14,776,948	(632,150)
THB	Sell	09/16/15	SSG	2,373,849	2,285,339	88,510
THB	Sell	09/16/15	JPM	495,024	485,507	9,517
THB	Sell	09/16/15	BCLY	198,736	192,334	6,402
THB	Sell	09/16/15	SCB	267,252	265,698	1,554
TRY	Buy	09/16/15	CBK	10,693,979	10,732,397	38,418
TRY	Buy	09/16/15	BOA	566,377	571,345	4,968

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

TRY	Buy	09/16/15	DEUT	408,282	$408,663	381
TRY	Buy	09/16/15	DEUT	514,167	512,609	(1,558)
TRY	Buy	09/16/15	CSFB	615,377	612,283	(3,094)
TRY	Buy	09/16/15	GSC	1,558,713	1,543,167	(15,546)
TRY	Buy	09/16/15	GSC	1,854,463	1,811,931	(42,532)
TRY	Sell	09/16/15	HSBC	1,712,248	1,681,999	30,249
TRY	Sell	09/16/15	GSC	1,398,571	1,372,297	26,274
TRY	Sell	09/16/15	BCLY	362,001	354,198	7,803
TRY	Sell	09/16/15	CSFB	468,801	461,349	7,452
TRY	Sell	09/16/15	SCB	212,230	210,027	2,203
TRY	Sell	09/16/15	HSBC	72,869	72,264	605
TRY	Sell	09/16/15	JPM	43,966	43,785	181
TRY	Sell	09/16/15	CBK	169,903	170,513	(610)
TRY	Sell	09/16/15	JPM	111,403	112,133	(730)
ZAR	Buy	09/16/15	HSBC	24,471	24,458	(13)
ZAR	Buy	09/16/15	BOA	423,792	422,533	(1,259)
ZAR	Buy	09/16/15	DEUT	272,854	271,237	(1,617)
ZAR	Buy	09/16/15	BOA	581,858	579,944	(1,914)
ZAR	Buy	09/16/15	DEUT	459,788	456,242	(3,546)
ZAR	Buy	09/16/15	CBK	14,901,930	14,681,258	(220,672)
ZAR	Sell	09/16/15	CBK	3,115,496	3,069,361	46,135
ZAR	Sell	09/16/15	BCLY	647,121	642,187	4,934
ZAR	Sell	09/16/15	BCLY	562,068	557,367	4,701
ZAR	Sell	09/16/15	CSFB	807,218	804,302	2,916
ZAR	Sell	09/16/15	SCB	553,897	552,664	1,233

Total						$(3,649,634)

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korea Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLICP	Sinacofi Chile Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
WIBOR	Warsaw Interbank Offered Rate

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Corporate Bonds	$94,401,891	$—	$94,401,891	$—
Foreign Government Obligations	150,838,424	—	150,838,424	—
Short-Term Investments	26,273,776	26,273,776	—	—
Purchased Options	606,654	—	606,654	—
Foreign Currency Contracts(2)	7,905,920	—	7,905,920	—
Swaps - Interest Rate(2)	426,907	—	426,907	—

Total	$280,453,572	$26,273,776	$254,179,796	$—

Liabilities
Foreign Currency Contracts(2)	$(11,555,554)	$—	$(11,555,554)	$—
Futures Contracts(2)	(27,368)	(27,368)	—	—
Swaps - Interest Rate(2)	(848,247)	—	(848,247)	—
Written Options	(342,911)	—	(342,911)	—

Total	$(12,774,080)	$(27,368)	$(12,746,712)	$—

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Corporate Bonds and Foreign Government Obligations	Total
Beginning balance	$2,047,796	$2,047,796
Purchases	-	-
Sales	(578,786)	(578,786)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	990	990
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	(1,470,000)	(1,470,000)
Ending balance	$-	$-

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $0.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Emerging Markets Equity Fund (Formerly The Hartford Emerging Markets Research Fund)
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Brazil - 7.5%
283,100	Ambev S.A.	$1,608,997
269,142	Banco Bradesco S.A. ADR	2,136,988
177,043	Banco do Brasil S.A.	1,140,145
225,187	Cia Energetica de Minas Gerais ADR	619,264
155,379	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	422,034
77,190	Fibria Celulose S.A.	1,026,660
105,603	Itau Unibanco Holding S.A. (Preference Shares)	927,741
389,958	JBS S.A.	1,755,064
160,004	MRV Engenharia e Participacoes S.A.	359,827
86,982	Porto Seguro S.A.	988,978
87,081	Raia Drogasil S.A.	1,106,586
31,687	Smiles S.A.	511,867
17,500	Telefonica Brasil S.A. (Preference Shares)	230,662
23,400	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	339,660
234,279	Via Varejo S.A. UNIT	591,864

		13,766,337

	Chile - 1.3%
159,616	Enersis S.A. ADR	2,411,798

	China - 16.7%
772,455	Agile Property Holdings Ltd.	445,015
405,535	Air China Ltd. Class H	406,789
159,700	ANTA Sports Products Ltd.	409,360
667,763	Beijing Capital International Airport Co., Ltd. Class H	687,448
2,292,072	China Cinda Asset Management Co., Ltd. Class H	1,022,279
260,267	China Communications Construction Co., Ltd. Class H	334,069
1,456,176	China Communications Services Corp. Ltd. Class H	659,301
5,344,260	China Construction Bank Class H	4,359,665
656,474	China Galaxy Securities Co., Ltd. Class H	591,639
597,000	China Life Insurance Co., Ltd. Class H	2,198,902
69,885	China Pacific Insurance Group Co., Ltd. Class H	292,958
475,031	China Petroleum & Chemical Corp. Class H	358,030
1,936,063	China Telecom Corp. Ltd. Class H	1,082,717
569,500	Chongqing Rural Commercial Bank Co., Ltd. Class H	407,996
175,660	CITIC Securities Co., Ltd. Class H	480,115
2,163,800	CNOOC Ltd.	2,655,281
310,500	Dongfeng Motor Group Co., Ltd. Class H	357,169
289,552	Fosun International Ltd.	609,253
1,321,101	Geely Automobile Holdings Ltd.	554,686
441,723	Greatview Aseptic Packaging Co., Ltd.	259,344
561,408	Haitong Securities Co., Ltd. Class H	1,015,771
5,398,570	Industrial & Commercial Bank of China Ltd. Class H	3,708,752
446,136	KWG Property Holding Ltd.	334,441
239,000	Longfor Properties Co., Ltd.	341,272
4,211	NetEase, Inc. ADR	583,771
1,365,576	People’s Insurance Co. Group of China Ltd. Class H	707,930
137,257	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	325,070
2,218,782	Shui On Land Ltd.	606,409
997,284	Sino-Ocean Land Holdings Ltd.	683,561
232,400	Sinopharm Group Co., Ltd. Class H	892,258
124,687	Tencent Holdings Ltd.	2,322,998
875,868	Universal Health International Group Holding Ltd.	373,882
12,393	Vipshop Holdings Ltd. ADR*	241,540
55,625	Zhuzhou CSR Times Electric Co., Ltd. Class H	377,109

		30,686,780

	Colombia - 0.3%
485,244	Ecopetrol S.A.	271,265
17,300	Ecopetrol S.A. ADR	195,317

		466,582

	Czech Republic - 0.4%
30,853	CEZ AS	746,702

Hartford Emerging Markets Equity Fund (Formerly The Hartford Emerging Markets Research Fund)
Schedule of Investments July 31, 2015 (Unaudited)

	Greece - 0.6%
145,947	Motor Oil Hellas Corinth Refineries S.A.(1)(2)	$1,164,868

	Hong Kong - 4.7%
2,360,300	AMVIG Holdings Ltd.	1,114,340
717,186	Belle International Holdings Ltd.	745,636
250,818	China Everbright Ltd.	607,861
170,100	China Mobile Ltd.	2,226,746
514,600	China Overseas Land & Investment Ltd.	1,620,556
1,618,410	Franshion Properties China Ltd.	523,544
657,809	Ju Teng International Holdings Ltd.	289,350
262,642	PAX Global Technology Ltd.*	419,337
463,544	Tianjin Development Holdings Ltd.	384,904
3,176,741	Yuexiu Property Co., Ltd.	626,483

		8,558,757

	Hungary - 0.2%
26,000	Richter Gedeon Nyrt	417,725

	India - 8.1%
321,800	Ashok Leyland Ltd.	423,324
42,400	Aurobindo Pharma Ltd.	502,373
35,917	Bharat Petroleum Corp. Ltd.	519,217
270,610	Bharti Infratel Ltd.	1,889,301
99,070	Canara Bank	427,000
72,666	Coal India Ltd.	497,003
216,200	Dish TV India Ltd.*	391,309
7,054	Grasim Industries Ltd. GDR	408,845
75,721	HCL Technologies Ltd.	1,178,893
237,296	Hexaware Technologies Ltd.	1,059,402
387,484	Idea Cellular Ltd.	1,046,680
43,036	Indiabulls Housing Finance Ltd.	494,880
48,400	Infosys Ltd.	814,110
257,356	Marico Ltd.	1,765,709
103,793	Power Finance Corp. Ltd.	398,169
106,408	Rural Electrification Corp. Ltd.	449,235
116,566	State Bank of India	490,404
126,000	Sun TV Network Ltd.	661,853
65,364	UPL Ltd.	545,560
15,500	Wockhardt Ltd.	378,208
44,800	Yes Bank Ltd.	578,816

		14,920,291

	Indonesia - 2.8%
8,244,700	Alam Sutera Realty Tbk PT	307,288
947,939	Bank Negara Indonesia Persero Tbk PT	333,172
618,300	Matahari Department Store Tbk PT	798,296
2,105,748	Pembangunan Perumahan Persero Tbk PT	606,802
2,251,700	Sawit Sumbermas Sarana Tbk PT	326,963
6,713,800	Telekomunikasi Indonesia Persero Tbk PT	1,457,037
651,193	United Tractors Tbk PT	971,365
2,431,500	Vale Indonesia Tbk PT	351,456

		5,152,379

	Malaysia - 1.2%
64,800	Guinness Anchor Bhd	240,560
536,273	MISC Bhd	1,093,379
268,189	Tenaga Nasional Bhd	854,948

		2,188,887

	Mexico - 4.5%
362,728	America Movil S.A.B. de C.V. Series L	352,766
147,655	Gruma S.A.B. de C.V. Class B	1,931,772
155,255	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	1,225,178
502,500	Grupo Mexico S.A.B. de C.V. Series B	1,372,538
1,406,452	Wal-Mart de Mexico S.A.B. de C.V.	3,409,528

		8,291,782

	Philippines - 1.4%
9,840	Globe Telecom, Inc.	555,119

Hartford Emerging Markets Equity Fund (Formerly The Hartford Emerging Markets Research Fund)
Schedule of Investments July 31, 2015 (Unaudited)

634,859	Metropolitan Bank & Trust Co.	$1,225,613
319,600	Puregold Price Club, Inc.	258,610
128,295	Universal Robina Corp.	536,894

		2,576,236

	Poland - 1.1%
37,003	Polski Koncern Naftowy Orlen S.A.	746,907
758,783	Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,264,516

		2,011,423

	Qatar - 1.2%
48,573	Barwa Real Estate Co.	664,875
97,513	Commercial Bank QSC (The)	1,451,481

		2,116,356

	Russia - 3.5%
33,900	Gazprom Neft OAO ADR	382,392
743,963	Gazprom OAO ADR	3,420,169
44,000	Lukoil PJSC ADR	1,811,856
20,576	MMC Norilsk Nickel PJSC ADR	318,105
35,973	Severstal PAO GDR	405,776

		6,338,298

	South Africa - 6.7%
42,981	Capitec Bank Holdings Ltd.	1,582,417
56,100	Foschini Group Ltd. (The)	637,433
68,606	Hyprop Investments Ltd.	702,967
51,600	Lewis Group Ltd.	234,745
65,266	Mondi Ltd.	1,561,751
10,623	Naspers Ltd. Class N	1,480,456
1,233,853	Redefine Properties Ltd. REIT	1,120,662
60,042	Sasol Ltd.	2,072,702
107,087	Sibanye Gold Ltd. ADR	572,915
104,768	SPAR Group Ltd. (The)	1,638,308
140,708	Telkom S.A. SOC Ltd.	683,618

		12,287,974

	South Korea - 16.8%
2,662	Amorepacific Corp.	938,457
3,192	BGF retail Co., Ltd.	544,121
50,219	BS Financial Group, Inc.	590,338
52,000	DGB Financial Group, Inc.	498,943
10,762	GS Retail Co., Ltd.	480,743
54,415	Hana Financial Group, Inc.	1,357,731
85,405	Hanjin Shipping Co., Ltd.*	368,844
2,840	Hanssem Co., Ltd.	722,088
10,831	Hanwha Corp.	440,237
18,839	Hyundai Development Co-Engineering & Construction	1,132,719
5,335	Hyundai Mobis Co., Ltd.	973,298
10,016	Hyundai Motor Co.	1,275,940
15,797	Hyundai Steel Co.	788,594
52,800	Industrial Bank of Korea	624,856
64,700	JB Financial Group Co., Ltd.	354,909
68,546	KB Financial Group, Inc.	2,153,573
19,295	Kia Motors Corp.	723,778
34,901	Korea Electric Power Corp.	1,509,082
6,909	LG Chem Ltd.	1,477,170
19,700	LG Corp.	977,964
1,213	LG Household & Health Care Ltd.	888,383
18,871	LG International Corp.	465,706
1,752	Lotte Chemical Corp.	390,158
7,320	Samsung Electronics Co., Ltd.	7,426,550
56,495	Shinhan Financial Group Co., Ltd.	2,021,794
54,526	SK Hynix, Inc.	1,721,952

		30,847,928

	Taiwan - 12.6%
1,248,983	AU Optronics Corp.	401,319
88,600	Catcher Technology Co., Ltd.	976,749

Hartford Emerging Markets Equity Fund (Formerly The Hartford Emerging Markets Research Fund)
Schedule of Investments July 31, 2015 (Unaudited)

986,597	Cathay Financial Holding Co., Ltd.	$1,594,627
600,926	Compal Electronics, Inc.	405,076
3,888,900	CTBC Financial Holding Co., Ltd.	2,820,379
16,000	Eclat Textile Co., Ltd.	234,070
1,188,391	Fubon Financial Holding Co., Ltd.	2,168,126
135,833	Globalwafers Co., Ltd.	338,574
670,700	Grand Pacific Petrochemical	336,160
1,381,465	Hon Hai Precision Industry Co., Ltd.	3,972,861
163,000	Hota Industrial Manufacturing Co., Ltd.	482,864
2,168,202	Innolux Corp.	753,788
13,906	Largan Precision Co., Ltd.	1,412,817
137,015	Pegatron Corp.	385,110
21,957	Poya International Co., Ltd.	248,030
338,412	Shin Zu Shing Co., Ltd.	884,425
14,134	Silicon Motion Technology Corp. ADR	372,007
898,800	Taiwan Semiconductor Manufacturing Co., Ltd.	3,927,764
674,900	Wan Hai Lines Ltd.	565,418
368,600	Win Semiconductors Corp.	394,349
759,700	Yuanta Financial Holding Co., Ltd.	361,046

		23,035,559

	Thailand - 2.3%
234,700	Delta Electronics Thailand PCL	536,058
212,315	Hana Microelectronics PCL	195,779
2,975,092	IRPC PCL	354,529
2,274,100	Jasmine International PCL	322,613
986,412	PTT Global Chemical PCL	1,691,662
78,781	PTT PCL	728,688
261,100	Thai Oil PCL	357,443

		4,186,772

	Turkey - 2.1%
62,200	Dogus Otomotiv Servis ve Ticaret AS	360,258
367,000	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	343,552
932,845	Eregli Demir ve Celik Fabrikalari T.A.S.	1,396,997
49,926	Koza Altin Isletmeleri A/S	420,086
121,067	TAV Havalimanlari Holding AS	919,757
127,153	Turk Hava Yollari AO*	414,345

		3,854,995

	United Arab Emirates - 0.6%
308,830	Abu Dhabi Commercial Bank PJSC	694,390
603,237	Al Waha Capital PJSC	407,290

		1,101,680

	Total Common Stocks (cost $189,535,327)	177,130,109

Exchange Traded Funds - 1.2%
	Other Investment Pools & Funds - 1.2%
47,305	iShares Core MSCI Emerging Markets ETF	2,123,521

	Total Exchange Traded Funds (cost $2,473,609)	2,123,521

Warrants - 0.0%
	Thailand – 0.0%
1,114,755	Jasmine International PCL, Expires 7/5/20*	44,913
190,915	Precious Shipping PCL, Expires 6/15/18*	17,875

	Total Warrants (cost $—)	62,788

	Total Long-Term Investments (cost $192,008,936)	179,316,418

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
3,137,521	BlackRock Liquidity Funds TempFund Portfolio	3,137,521

	Total Short-Term Investments (cost $3,137,521)	3,137,521

Hartford Emerging Markets Equity Fund (Formerly The Hartford Emerging Markets Research Fund)
Schedule of Investments July 31, 2015 (Unaudited)

Total Investments (cost $195,146,457)^	99.5%	$182,453,939
Other Assets and Liabilities	0.5%	955,508

Total Net Assets	100.0%	$183,409,447

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$8,830,949
Unrealized Depreciation	(21,523,467)

Net Unrealized Depreciation	$(12,692,518)

*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of this security was $1,164,868, which represents 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security		Cost
01/2015	145,947	Motor Oil Hellas Corinth Refineries S.A.	$	1,369,271

At July 31, 2015, the aggregate value of these securities were $1,164,868, which represents 0.6% of total net assets.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Emerging Markets Equity Fund (Formerly The Hartford Emerging Markets Research Fund)
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector
as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
0.3%
Consumer Discretionary	7.1
Consumer Staples	9.6
Energy	9.2
Financials	29.8
Health Care	1.6
Industrials	6.9
Information Technology	16.3
Materials	8.0
Telecommunication Services	5.8
Utilities	3.2

Total	97.8%

Short-Term Investments	1.7
Other Assets & Liabilities	0.5

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities as of July 31, 2015 (Unaudited)

Description	Percentage of Net Assets
0.6%
1.2
Brazilian Real	6.0
Colombian Peso	0.2
Czech Koruna	0.4
Euro	0.6
Hong Kong Dollar	21.0
Hungarian Forint	0.2
Indian Rupee	7.9
Indonesian Rupiah	2.8
Malaysian Ringgit	1.2
Mexican Peso	4.5
Philippine Peso	1.4
Polish Zloty	1.1
South African Rand	6.4
South Korea Won	16.8
Taiwanese Dollar	12.4
Thai Baht	2.3
Turkish Lira	2.1
United States Dollar	10.4
Other Assets & Liabilities	0.5

Total	100.0%

Hartford Emerging Markets Equity Fund (Formerly The Hartford Emerging Markets Research Fund)
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Brazil	$13,766,337	$13,766,337	$—	$—
Chile	2,411,798	2,411,798	—	—
China	30,686,780	1,150,381	29,536,399	—
Colombia	466,582	466,582	—	—
Czech Republic	746,702	746,702	—	—
Greece	1,164,868	—	—	1,164,868
Hong Kong	8,558,757	1,403,690	7,155,067	—
Hungary	417,725	—	417,725	—
India	14,920,291	4,121,356	10,798,935	—
Indonesia	5,152,379	—	5,152,379	—
Malaysia	2,188,887	—	2,188,887	—
Mexico	8,291,782	8,291,782	—	—
Philippines	2,576,236	—	2,576,236	—
Poland	2,011,423	746,907	1,264,516	—
Qatar	2,116,356	1,451,481	664,875	—
Russia	6,338,298	1,106,273	5,232,025	—
South Africa	12,287,974	3,093,044	9,194,930	—
South Korea	30,847,928	888,383	29,959,545	—
Taiwan	23,035,559	937,425	22,098,134	—
Thailand	4,186,772	2,495,110	1,691,662	—
Turkey	3,854,995	774,603	3,080,392	—
United Arab Emirates	1,101,680	—	1,101,680	—
Exchange Traded Funds	2,123,521	2,123,521	—	—
Warrants	62,788	62,788	—	—
Short-Term Investments	3,137,521	3,137,521	—	—

Total	$182,453,939	$49,175,684	$132,113,387	$1,164,868

(1) For the period ended July 31, 2015, investments valued at $5,383,624.03 were transferred from Level 1 to Level 2, and investments valued at $1,317,972.83 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Warrants	Common Stocks	Total
Beginning balance	$816,910	$-	$816,910
Purchases	-	-	-
Sales	-	(1,293,715)	(1,293,715)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	(182,558)	(182,558)
Net change in unrealized appreciation/depreciation	-	79,560	79,560
Transfers into Level 3 (1)	-	2,561,581	2,561,581
Transfers out of Level 3 (1)	(816,910)	-	(816,910)
Ending balance	$-	$1,164,868	$1,164,868

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2015 was $79,560.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Equity Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Banks - 14.3%
1,031,520	BB&T Corp.	$41,539,310
1,914,920	JP Morgan Chase & Co.	131,229,468
516,625	M&T Bank Corp.	67,755,369
1,009,695	PNC Financial Services Group, Inc.	99,131,855
985,890	US Bancorp	44,572,087
2,610,840	Wells Fargo & Co.	151,089,311

		535,317,400

	Capital Goods - 10.6%
320,365	3M Co.	48,484,039
161,290	Caterpillar, Inc.	12,682,233
1,237,275	Eaton Corp. plc	74,954,119
3,104,920	General Electric Co.	81,038,412
392,030	Honeywell International, Inc.	41,182,751
60,530	Illinois Tool Works, Inc.	5,415,619
386,920	Raytheon Co.	42,209,103
371,976	Schneider Electric S.A.	25,948,380
626,420	United Technologies Corp.	62,836,190

		394,750,846

	Commercial & Professional Services - 0.6%
430,300	Waste Management, Inc.	22,001,239

	Consumer Services - 0.9%
343,240	McDonald’s Corp.	34,275,946

	Diversified Financials - 3.6%
276,350	Ameriprise Financial, Inc.	34,728,904
199,955	BlackRock, Inc.	67,248,866
836,130	Invesco Ltd.	32,274,618

		134,252,388

	Energy - 10.2%
1,013,680	Chevron Corp.	89,690,407
676,700	Enbridge, Inc.	29,477,052
1,074,630	Exxon Mobil Corp.	85,121,442
1,716,590	Marathon Oil Corp.	36,065,556
594,025	Occidental Petroleum Corp.	41,700,555
528,480	Phillips 66	42,014,160
2,038,700	Suncor Energy, Inc.	57,409,792

		381,478,964

	Food & Staples Retailing - 0.7%
339,120	Wal-Mart Stores, Inc.	24,409,858

	Food, Beverage & Tobacco - 6.5%
244,870	Anheuser-Busch InBev N.V. ADR	29,274,209
821,326	British American Tobacco plc	48,767,082
912,990	Coca-Cola Co.	37,505,629
272,130	Diageo plc ADR	30,562,920
863,485	Kraft Heinz Co.	68,621,153
314,905	Philip Morris International, Inc.	26,933,825

		241,664,818

	Household & Personal Products - 0.8%
409,505	Procter & Gamble Co.	31,409,033

	Insurance - 7.1%
716,430	ACE Ltd.	77,926,091
1,659,270	Marsh & McLennan Cos., Inc.	96,138,104
940,640	MetLife, Inc.	52,431,273
720,670	Principal Financial Group, Inc.	40,004,392

		266,499,860

	Materials - 2.0%
702,770	Dow Chemical Co.	33,072,356
500,195	Nucor Corp.	22,078,607

The Hartford Equity Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

280,800	Packaging Corp. of America	$19,877,832

		75,028,795

	Media - 0.9%
838,715	Thomson Reuters Corp.	33,926,022

	Pharmaceuticals, Biotechnology & Life Sciences - 12.8%
1,124,470	AstraZeneca plc ADR	37,995,841
576,120	Bristol-Myers Squibb Co.	37,816,517
238,780	Eli Lilly & Co.	20,179,298
1,076,460	Johnson & Johnson	107,872,056
2,001,655	Merck & Co., Inc.	118,017,579
226,709	Novartis AG	23,524,260
2,571,396	Pfizer, Inc.	92,724,540
133,686	Roche Holding AG	38,624,914

		476,755,005

	Retailing - 3.5%
1,116,590	Home Depot, Inc.	130,674,528

	Semiconductors & Semiconductor Equipment - 4.7%
938,550	Analog Devices, Inc.	54,745,622
2,448,810	Intel Corp.	70,893,049
918,866	Maxim Integrated Products, Inc.	31,278,199
369,300	Texas Instruments, Inc.	18,457,614

		175,374,484

	Software & Services - 4.2%
2,663,315	Microsoft Corp.	124,376,811
1,408,860	Symantec Corp.	32,037,476

		156,414,287

	Technology Hardware & Equipment - 2.6%
3,383,970	Cisco Systems, Inc.	96,172,427

	Telecommunication Services - 3.1%
818,300	BCE, Inc.	33,680,536
1,735,714	Verizon Communications, Inc.	81,214,058

		114,894,594

	Transportation - 1.6%
419,200	Union Pacific Corp.	40,909,728
180,150	United Parcel Service, Inc. Class B	18,440,154

		59,349,882

	Utilities - 7.4%
350,600	CMS Energy Corp.	12,011,556
569,400	Dominion Resources, Inc.	40,825,980
440,130	Duke Energy Corp.	32,666,449
793,920	Eversource Energy	39,473,702
2,508,913	National Grid plc	33,390,455
310,440	NextEra Energy, Inc.	32,658,288
1,063,280	UGI Corp.	38,852,251
1,309,520	Xcel Energy, Inc.	45,401,059

		275,279,740

	Total Common Stocks (cost $3,024,480,966)	3,659,930,116

	Total Long-Term Investments (cost $3,024,480,966)	3,659,930,116

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.8%
68,927,403	Federated Prime Obligations Fund	68,927,403

	Total Short-Term Investments (cost $68,927,403)	68,927,403

The Hartford Equity Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Total Investments (cost $3,093,408,369)^	99.9%	$3,728,857,519
Other Assets and Liabilities	0.1%	2,231,291

Total Net Assets	100.0%	$3,731,088,810

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$700,121,481
Unrealized Depreciation	(64,672,331)

Net Unrealized Appreciation	$635,449,150

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Equity Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector
as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	5.3%
Consumer Staples	8.0
Energy	10.2
Financials	25.0
Health Care	12.8
Industrials	12.8
Information Technology	11.5
Materials	2.0
Telecommunication Services	3.1
Utilities	7.4

Total	98.1%

Short-Term Investments	1.8
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The Hartford Equity Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$535,317,400	$535,317,400	$—	$—
Capital Goods	394,750,846	368,802,466	25,948,380	—
Commercial & Professional Services	22,001,239	22,001,239	—	—
Consumer Services	34,275,946	34,275,946	—	—
Diversified Financials	134,252,388	134,252,388	—	—
Energy	381,478,964	381,478,964	—	—
Food & Staples Retailing	24,409,858	24,409,858	—	—
Food, Beverage & Tobacco	241,664,818	192,897,736	48,767,082	—
Household & Personal Products	31,409,033	31,409,033	—	—
Insurance	266,499,860	266,499,860	—	—
Materials	75,028,795	75,028,795	—	—
Media	33,926,022	33,926,022	—	—
Pharmaceuticals, Biotechnology & Life Sciences	476,755,005	414,605,831	62,149,174	—
Retailing	130,674,528	130,674,528	—	—
Semiconductors & Semiconductor Equipment	175,374,484	175,374,484	—	—
Software & Services	156,414,287	156,414,287	—	—
Technology Hardware & Equipment	96,172,427	96,172,427	—	—
Telecommunication Services	114,894,594	114,894,594	—	—
Transportation	59,349,882	59,349,882	—	—
Utilities	275,279,740	241,889,285	33,390,455	—
Short-Term Investments	68,927,403	68,927,403	—	—

Total	$3,728,857,519	$3,558,602,428	$170,255,091	$—

(1)	For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 7.1%
	Auto Parts & Equipment - 0.2%
$ 9,000,000	Titan International, Inc. 6.88%, 10/01/2020	$7,957,089

	Chemicals - 0.3%
	Hexion U.S. Finance Corp.
10,816,000	6.63%, 04/15/2020	9,910,160
4,500,000	8.88%, 02/01/2018	3,915,000
4,050,000	Momentive Performance Materials, Inc. 3.88%, 10/24/2021	3,513,375

		17,338,535

	Coal - 0.1%
	Peabody Energy Corp.
3,000,000	6.00%, 11/15/2018	1,095,000
4,000,000	10.00%, 03/15/2022(1)	2,030,000

		3,125,000

	Commercial Banks - 2.3%
7,000,000	Access Bank plc 9.25%, 06/24/2021(1)(2)	6,483,750
EUR 7,400,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%, 02/19/2019(2)(3)(4)	8,289,596
9,300,000	Banco Santander S.A. 6.25%, 03/12/2019(2)(3)(4)	10,239,285
4,925,000	Bank of Ireland 10.00%, 07/30/2016(4)	5,787,506
$ 8,825,000	Barclays Bank plc 8.25%, 12/15/2018(2)(3)	9,446,871
	Credit Agricole S.A.
4,600,000	6.63%, 09/23/2019(1)(2)(3)	4,582,750
5,150,000	7.88%, 01/23/2024(1)(2)(3)	5,343,233
	Credit Suisse Group AG
5,490,000	6.25%, 12/18/2024(1)(2)(3)	5,345,888
9,000,000	7.50%, 12/11/2023(1)(2)(3)	9,585,000
4,220,000	HSBC Holdings plc 6.38%, 03/30/2025(2)(3)	4,238,990
1,695,000	ING Groep N.V. 6.00%, 04/16/2020(2)(3)	1,700,297
GBP 8,000,000	Lloyds Banking Group plc 7.00%, 06/27/2019(2)(3)(4)	12,758,687
	Societe Generale S.A.
$ 9,415,000	6.00%, 01/27/2020(1)(2)(3)	8,920,712
12,150,000	8.25%, 11/29/2018(2)(3)(4)	13,000,500
9,200,000	UniCredit S.p.A. 8.00%, 06/03/2024(2)(3)(4)	9,191,978

		114,915,043

	Commercial Services - 0.2%
9,100,000	Ancestry.com Holdings LLC 9.63%, 10/15/2018(1)(5)	9,338,875

	Diversified Financial Services - 0.1%
4,000,000	CIMPOR Financial Operations B.V. 5.75%, 07/17/2024(1)	3,100,000
4,795,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 07/01/2021	4,477,331

		7,577,331

	Electric - 0.2%
8,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	8,060,000

	Engineering & Construction - 0.3%
EUR 3,630,000	Abengoa Finance 6.00%, 03/31/2021(1)	2,989,987
$ 10,000,000	Abengoa Greenfield S.A. 6.50%, 10/01/2019(1)	7,900,000

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$9,715,000	Empresas ICA S.A.B. de C.V. 8.88%, 05/29/2024(1)	$6,120,450

			17,010,437

		Food - 0.4%
GBP	10,335,000	Iceland Bondco plc 4.83%, 07/15/2020(1)(2)	13,557,316
	$8,000,000	Marfrig Holding Europe B.V. 6.88%, 06/24/2019(1)	7,360,000

			20,917,316

		Forest Products & Paper - 0.1%
	7,685,000	Tembec Industries, Inc. 9.00%, 12/15/2019(1)	6,224,850

		Healthcare-Services - 0.1%
	5,205,000	Tenet Healthcare Corp. 3.79%, 06/15/2020(1)(2)	5,354,644

		Holding Companies-Diversified - 0.2%
GBP	7,000,000	Equiniti Newco 2 plc 6.32%, 12/15/2018(1)(2)	10,853,942

		Lodging - 0.5%
	$12,189,000	Chester Downs & Marina LLC / Chester Downs Finance Corp. 9.25%, 02/01/2020(1)	9,324,585
EUR	6,580,000	Cirsa Funding Luxemburg Co. 5.88%, 05/15/2023(1)	6,829,755
	$8,075,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 6.38%, 06/01/2021(1)	7,691,437

			23,845,777

		Machinery-Diversified - 0.1%
	5,450,000	CNH Industrial Capital LLC 3.88%, 07/16/2018(1)	5,490,875

		Media - 0.1%
	2,425,000	Tribune Media Co. 5.88%, 07/15/2022(1)	2,503,812

		Metal Fabricate/Hardware - 0.1%
	8,000,000	TMK OAO Via TMK Capital S.A. 6.75%, 04/03/2020(4)	6,960,000

		Oil & Gas - 0.7%
	18,600,000	American Energy-Permian Basin LLC / AEPB Finance Corp. 6.81%, 08/01/2019(1)(2)	11,206,500
	6,065,000	KCA Deutag UK Finance plc 7.25%, 05/15/2021(1)	4,852,000
	8,570,000	Paragon Offshore plc 7.25%, 08/15/2024(1)	2,672,769
	8,065,000	Shelf Drilling Holdings Ltd. 8.63%, 11/01/2018(1)	7,036,712
	2,180,000	Ultra Petroleum Corp. 6.13%, 10/01/2024(1)	1,678,600
	5,000,000	WPX Energy, Inc. 7.50%, 08/01/2020	5,075,000
	4,000,000	YPF S.A. 8.88%, 12/19/2018(4)	4,160,000

			36,681,581

		Oil & Gas Services - 0.1%
	6,500,000	Borets Finance Ltd. Co. 7.63%, 09/26/2018(4)	5,595,200

		Packaging & Containers - 0.1%
	5,010,503	Ardagh Finance Holdings S.A. 8.63%, 06/15/2019(1)(5)	5,235,976

		Retail - 0.2%
	10,000,000	Claire’s Stores, Inc. 9.00%, 03/15/2019(1)	8,662,500

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Savings & Loans - 0.1%
GBP	3,800,000	Nationwide Building Society 6.88%, 06/20/2019(2)(3)(4)	$5,963,945

		Software - 0.2%
		First Data Corp.
	$2,110,000	8.25%, 01/15/2021(1)	2,233,963
	3,492,000	11.75%, 08/15/2021	3,963,420
	5,165,000	Infor Software Parent LLC 7.13%, 05/01/2021(1)(5)	5,074,612

			11,271,995

		Telecommunications - 0.3%
		Wind Acquisition Finance S.A.
EUR	3,730,000	3.98%, 07/15/2020(1)(2)	4,094,426
	8,375,000	5.23%, 04/30/2019(1)(2)	9,258,242

			13,352,668

		Transportation - 0.1%
	$6,000,000	OPE KAG Finance Sub, Inc. 7.88%, 07/31/2023(1)	6,090,000

		Total Corporate Bonds (cost $406,333,013)	360,327,391

Senior Floating Rate Interests - 90.1%(6)
		Advertising - 0.7%
	35,730,450	Acosta Holdco, Inc. 4.25%, 09/26/2021	35,670,780

		Aerospace/Defense - 0.5%
	8,683,985	Fly Funding II 3.50%, 08/09/2019	8,683,985
	14,964,303	Transdigm, Inc. 3.50%, 05/14/2022	14,878,857

			23,562,842

		Agriculture - 0.2%
	10,409,211	Pinnacle Operating Corp. 4.75%, 11/15/2018	10,409,211

		Auto Manufacturers - 0.7%
	30,676,895	Navistar International Corp. 6.75%, 08/17/2017	30,587,318
	7,275,000	TI Group Automotive Systems LLC. 4.50%, 06/24/2022	7,320,469

			37,907,787

		Auto Parts & Equipment - 0.4%
	11,776,050	CS Intermediate Holdco 2 LLC 4.00%, 04/04/2021	11,785,706
	6,502,017	Tower Automotive Holdings USA LLC 4.00%, 04/23/2020	6,493,890

			18,279,596

		Beverages - 0.5%
	24,250,000	Charger OpCo B.V. 4.25%, 07/23/2021	24,290,497

		Biotechnology - 0.3%
	14,580,457	PQ Corp. 4.00%, 08/07/2017	14,548,963

		Chemicals - 3.1%
	3,705,712	AIlnex (Luxembourg) & Cy SCA 4.50%, 10/03/2019	3,705,712
	1,922,716	AIlnex USA, Inc. 4.50%, 10/03/2019	1,922,716
	27,320,000	Chemours Co. 3.75%, 05/22/2022	26,213,540
	7,076,525	Ferro Corp. 4.00%, 07/31/2021	7,049,988

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$13,155,175	Hii Holding Corp. 4.00%, 12/20/2019	$13,155,175
		Ineos U.S. Finance LLC
	34,259,185	3.75%, 05/04/2018	34,216,362
	2,324,172	4.25%, 03/31/2022	2,329,982
		Nexeo Solutions LLC
	9,017,983	5.00%, 09/08/2017	8,899,667
	10,653,738	5.00%, 09/08/2017	10,513,960
		Solenis International L.P. Co.
	9,959,737	4.25%, 07/31/2021	9,900,577
EUR	2,977,500	4.50%, 07/31/2021	3,274,129
	$36,175,501	Univar, Inc. 4.25%, 07/01/2022	36,207,335

			157,389,143

		Coal - 1.4%
		American Energy - Marcellus LLC
	21,880,000	5.25%, 08/04/2020	15,398,050
	3,335,000	8.50%, 08/04/2021	1,250,625
	63,742,695	Arch Coal, Inc. 6.25%, 05/16/2018	36,103,225
	26,020,432	Peabody Energy 4.25%, 09/24/2020	19,840,580

			72,592,480

		Commercial Services - 5.9%
	25,778,659	Affinion Group, Inc. 6.75%, 04/30/2018	24,415,742
	12,765,057	Alliance Laundry System LLC 4.25%, 12/10/2018	12,773,099
	11,912,388	Brickman Group Holdings, Inc. 7.50%, 12/17/2021	11,882,607
	40,489,652	Brickman Group Ltd. 4.00%, 12/18/2020	40,353,202
		Brock Holdings III, Inc.
	14,887,163	6.00%, 03/16/2017	14,831,336
	4,898,000	10.00%, 03/16/2018	4,702,080
		Capital Automotive L.P.
	5,953,637	4.00%, 04/10/2019	5,975,963
	3,805,000	6.00%, 04/30/2020	3,858,498
	19,302,139	Interactive Data Corp. 4.75%, 05/02/2021	19,370,468
		LM U.S. Member LLC
	16,610,047	4.75%, 10/25/2019	16,510,387
	659,227	4.75%, 10/25/2019	655,272
	8,019,638	Moneygram International, Inc. 4.25%, 03/27/2020	7,591,950
	15,190,000	ON Assignment, Inc. 3.75%, 05/19/2022	15,213,696
		Quikrete Holdings, Inc.
	17,120,501	4.00%, 09/28/2020	17,109,887
	7,104,632	7.00%, 03/26/2021	7,131,274
	3,835,486	RH Donnelley, Inc. 9.75%, 12/31/2016	1,981,680
	36,236,915	ServiceMaster Co. 4.25%, 07/01/2021	36,277,138
	30,797,242	TransUnion LLC 3.75%, 04/09/2021	30,599,216
	11,862,720	US Coatings Acquisition, Inc. 3.75%, 02/01/2020	11,843,622
	8,674,722	Vantiv Holding LLC 3.75%, 06/13/2021	8,701,873
	14,318,938	Weight Watchers International, Inc. 4.00%, 04/02/2020	7,455,585

			299,234,575

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Distribution/Wholesale - 1.0%
	$15,600,000	FPC Holdings, Inc. 5.25%, 11/19/2019	$15,395,328
	18,629,314	HD Supply, Inc. 4.00%, 06/28/2018	18,620,000
		Power Buyer LLC
	15,605,956	4.25%, 05/06/2020	15,586,448
	837,545	4.25%, 05/06/2020	836,498
	2,665,000	8.25%, 11/06/2020	2,625,025

			53,063,299

		Diversified Financial Services - 4.3%
	9,702,548	Grosvenor Capital Management Holdings L.P. 3.75%, 01/04/2021	9,629,779
	15,032,238	Guggenheim Partners Investment Management 4.25%, 07/22/2020	15,069,818
	8,550,388	Ipreo Holdings LLC 4.00%, 08/06/2021	8,461,292
EUR	13,150,000	Nets Holding A/S 4.25%, 07/09/2021	14,433,041
	$11,723,515	RBS Holding Co. LLC 9.50%, 03/23/2017	10,551,163
	18,031,261	RP Crown Parent LLC 6.00%, 12/21/2018	17,366,449
		SAM Finance
	30,491,110	4.25%, 12/17/2020	30,567,338
EUR	7,791,896	4.50%, 12/17/2020	8,564,129
	$33,575,000	Samson Investment Co. 5.00%, 09/25/2018	9,703,175
	49,271,849	Silver II U.S. Holdings LLC 4.00%, 12/13/2019	47,095,512
	47,910,620	Walter Investment Management Corp. 4.75%, 12/19/2020	45,794,408

			217,236,104

		Electric - 4.8%
		Calpine Corp.
	11,585,445	3.00%, 05/03/2020	11,460,902
	33,086,534	3.25%, 01/31/2022	32,755,668
	27,488,371	3.50%, 05/27/2022	27,411,953
	12,813,782	4.00%, 10/09/2019	12,832,105
	4,210,875	4.00%, 10/30/2020	4,218,244
	17,650,000	Chief Exploration & Development LLC 7.50%, 05/12/2021	16,193,875
	14,205,000	Energy Future Intermediate Holding Co. LLC 4.25%, 06/19/2016	14,270,059
	10,906,153	ExGen Texas Power LLC 5.75%, 09/16/2021	10,633,499
	8,891,819	LA Frontera Generation LLC 4.50%, 09/30/2020	8,758,442
		Pike Corp.
	13,023,068	5.50%, 12/22/2021	13,033,877
	8,625,000	9.50%, 06/22/2022	8,502,784
	48,082,223	Seadrill Partners Finco LLC 4.00%, 02/21/2021	35,881,359
	10,017,652	Star West Generation LLC 4.25%, 03/13/2020	10,017,652
	75,000,000	Texas Competitive Electric Holdings Co. LLC 4.67%, 10/10/2017(7)	38,250,000

			244,220,419

		Electronics - 1.0%
	33,704,990	CDW LLC 3.25%, 04/29/2020	33,564,440
	18,412,681	Ceridian LLC 4.50%, 09/15/2020	18,306,808

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$410,306	Provo Craft & Novelty, Inc. 0.00%, 03/22/2016(8)(9)(10)	$—

			51,871,248

		Energy-Alternate Sources - 0.1%
	4,491,276	EMG Utica LLC 4.75%, 03/27/2020	4,371,494

		Entertainment - 2.0%
	25,073,309	CityCenter Holdings LLC 4.25%, 10/16/2020	25,125,461
		Lindblad Expeditions, Inc.
	6,199,998	5.50%, 06/17/2022	6,223,248
	800,002	5.50%, 06/17/2022	803,002
	24,514,844	Party City Holdings, Inc. 4.00%, 07/27/2019	24,491,065
	30,665,900	Scientific Games Corp. 6.00%, 10/01/2021	30,772,311
		US Finco LLC
	6,644,400	4.00%, 05/29/2020	6,631,975
	6,212,378	8.25%, 11/30/2020	6,150,254

			100,197,316

		Environmental Control - 0.6%
	29,955,559	ADS Waste Holdings, Inc. 3.75%, 10/09/2019	29,813,270

		Food - 2.6%
	31,316,512	Albertson’s Holdings LLC 5.50%, 08/25/2021	31,400,128
GBP	6,300,000	Burtons Foods Ltd. 5.58%, 11/27/2020	8,776,640
		Hostess Brands LLC
	$15,330,000	0.00%, 07/17/2022(11)	15,361,886
	3,865,000	0.00%, 07/28/2023(11)	3,874,663
	10,130,870	6.75%, 04/09/2020	10,270,170
		JBS USA LLC
	19,389,410	3.75%, 05/25/2018	19,365,173
	6,980,153	3.75%, 09/18/2020	6,965,634
	13,918,209	Roundy’s Supermarkets, Inc. 5.75%, 03/03/2021	12,943,934
	21,709,896	U.S. Foods, Inc. 4.50%, 03/31/2019	21,755,053

			130,713,281

		Food Service - 0.3%
	4,488,750	CJ Holding Co. 7.25%, 03/24/2022	4,011,820
	11,934,450	Hearthside Food Solutions 4.50%, 06/02/2021	11,964,286

			15,976,106

		Forest Products & Paper - 0.2%
	12,915,183	Wilsonart LLC 4.00%, 10/31/2019	12,858,744

		Hand/Machine Tools - 0.5%
	10,390,652	Ameriforge Group, Inc. 5.00%, 12/19/2019	8,624,241
	16,802,921	Apex Tool Group LLC 4.50%, 01/31/2020	16,550,877

			25,175,118

		Healthcare-Products - 1.4%
	21,227,906	Alere, Inc. 4.25%, 06/18/2022	21,307,511
	17,133,033	Immucor, Inc. 5.00%, 08/17/2018	17,159,761
	6,492,515	Milk Specialties Co. 8.25%, 11/07/2018	6,514,135

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

$12,050,000	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	$12,050,000
12,172,941	Truven Health Analytics 4.50%, 06/06/2019	12,112,076

		69,143,483

	Healthcare-Services - 6.1%
5,512,430	AccentCare, Inc. 6.50%, 12/22/2016	5,319,495
17,450,000	Air Medical Group Holdings, Inc. 4.50%, 04/06/2022	17,310,400
	American Renal Holdings, Inc.
19,853,446	4.50%, 09/22/2019	19,803,812
11,234,739	8.50%, 03/20/2020	11,178,566
6,321,702	Ardent Medical Services, Inc. 7.50%, 07/02/2018	6,319,046
5,665,000	Aspen Dental Management, Inc. 5.50%, 04/30/2022	5,728,731
8,121,000	Community Health Systems, Inc. 4.00%, 01/27/2021	8,151,454
5,618,250	Dialysis Newco, Inc. 4.50%, 04/23/2021	5,613,587
17,983,555	DJO Finance LLC 4.25%, 06/08/2020	17,997,043
6,200,000	DSI Renal, Inc. 7.75%, 10/22/2021	6,231,000
27,193,188	Emergency Medical Services Corp. 4.00%, 05/25/2018	27,217,390
10,194,915	Healogics, Inc. 5.25%, 07/01/2021	10,188,594
18,022,311	IASIS Healthcare LLC 4.50%, 05/03/2018	18,056,013
12,220,648	IMS Health, Inc. 3.50%, 03/17/2021	12,178,609
	InVentiv Health, Inc.
15,310,851	7.75%, 05/15/2018	15,258,182
17,418,355	7.75%, 05/15/2018	17,440,128
15,713,680	MPH Acquisition Holdings LLC 3.75%, 03/31/2021	15,581,842
13,634,264	Opal Acquisition, Inc. 5.00%, 11/27/2020	13,421,297
26,254,388	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	26,049,341
	Surgery Center Holdings, Inc.
12,865,350	5.25%, 11/03/2020	12,897,513
11,200,000	8.50%, 11/03/2021	11,148,704
	U.S. Renal Care, Inc.
21,238,966	4.25%, 07/03/2019	21,238,966
3,510,000	8.50%, 01/03/2020	3,549,488
2,666,000	10.25%, 01/03/2020	2,672,665

		310,551,866

	Home Furnishings - 0.2%
12,394,850	Hillman Group 4.50%, 06/30/2021	12,433,646

	Household Products/Wares - 0.3%
14,365,000	Sun Products Corp. 0.00%, 03/23/2020(11)	13,943,100

	Insurance - 4.1%
6,375,000	Alliant Holdings I, Inc. 0.00%, 07/15/2022(11)	6,368,625
	Asurion LLC
7,281,277	4.25%, 07/08/2020	7,256,229
34,824,766	5.00%, 05/24/2019	34,813,970
11,215,000	8.50%, 03/03/2021	11,271,075
	CGSC of Delaware Holdings Corp.
9,236,500	5.00%, 04/16/2020	8,405,215

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$5,140,000	8.25%, 10/16/2020	$4,317,600
	12,515,586	Evertec Group LLC 3.50%, 04/17/2020	12,202,696
	33,039,108	HUB International Ltd. 4.00%, 10/02/2020	32,862,019
	7,383,434	National Financial Partners Corp. 4.50%, 07/01/2020	7,368,667
		Sedgwick Claims Management Services, Inc.
	45,644,351	3.75%, 03/01/2021	45,187,908
	18,125,000	6.75%, 02/28/2022	17,875,781
	22,782,469	USI, Inc. 4.25%, 12/27/2019	22,725,513

			210,655,298

		Internet - 1.8%
	22,531,745	Ancestry.com, Inc. 4.50%, 12/28/2018	22,581,089
EUR	15,120,000	ION Trading Technologies Ltd. 4.50%, 06/10/2021	16,626,306
	$33,995,199	Lands’ End, Inc. 4.25%, 04/04/2021	32,592,897
	18,643,197	Zayo Group LLC / Zayo Capital, Inc. 3.75%, 05/06/2021	18,596,589

			90,396,881

		Leisure Time - 2.1%
	38,827,808	Aristocrat Leisure Ltd. 4.75%, 10/20/2021	39,032,819
		Delta 2 (LUX) S.a.r.l.
	51,299,500	4.75%, 07/30/2021	51,182,024
	19,285,000	7.75%, 07/31/2022	19,236,787

			109,451,630

		Lodging - 2.7%
	19,854,975	Caesars Entertainment Operating Co. 13.00%, 01/28/2018	17,015,713
	36,568,670	Caesars Entertainment Resort Properties 7.00%, 10/11/2020	34,145,995
	30,141,528	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	25,017,468
	4,690,000	Four Seasons Holdings, Inc. 6.25%, 12/27/2020	4,701,725
	29,712,980	MGM Resorts International 3.50%, 12/20/2019	29,579,272
	28,037,283	Station Casinos LLC 4.25%, 03/02/2020	28,082,142

			138,542,315

		Machinery-Construction & Mining - 1.3%
	15,776,775	Alpha Natural Resources, Inc. 3.50%, 05/22/2020	10,713,850
		American Rock Salt Holdings LLC
	4,987,406	4.75%, 05/20/2021	5,012,343
	23,760,000	4.75%, 05/20/2021	23,712,480
	16,305,409	Neff Rental LLC 7.25%, 06/09/2021	16,101,591
	12,282,000	Summit Materials Companies I LLC 4.25%, 07/17/2022	12,293,545

			67,833,809

		Machinery-Diversified - 3.2%
	24,334,425	Brand Energy and Infrastructure 4.75%, 11/26/2020	23,275,877
	7,481,250	Dynacast International LLC 4.50%, 01/28/2022	7,478,108
		Gardner Denver, Inc.
	52,188,149	4.25%, 07/30/2020	50,296,329
EUR	15,639,961	4.75%, 07/30/2020	16,611,143

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$48,116,350	Gates Global, Inc. 4.25%, 07/05/2021	$47,838,238
	7,875,000	Headwaters, Inc. 4.50%, 03/24/2022	7,914,375
	8,882,974	International Equipment Solutions LLC 6.75%, 08/16/2019	8,860,767

			162,274,837

		Media - 4.6%
		Advantage Sales & Marketing, Inc.
	32,613,818	4.25%, 07/23/2021	32,420,092
	7,580,000	7.50%, 07/25/2022	7,507,990
	16,042,735	AVSC Holding Corp. 4.50%, 01/24/2021	16,042,735
	23,995,000	Charter Communications Operating LLC 0.00%, 01/20/2023(11)	24,047,549
	5,837,620	Dex Media West LLC 8.00%, 12/30/2016	3,911,205
	8,902,651	ION Media Networks, Inc. 4.75%, 12/18/2020	8,902,651
	17,327,499	Media General, Inc. 4.00%, 07/31/2020	17,406,859
		Numericable Group S.A.
EUR	5,000,000	0.00%, 07/21/2022(11)	5,484,938
	$6,945,000	0.00%, 07/27/2022(11)	6,935,069
		Numericable U.S. LLC
	3,996,824	4.50%, 05/21/2020	4,002,819
	4,619,876	4.50%, 05/21/2020	4,626,806
	21,565,875	Quebecor Media, Inc. 3.25%, 08/17/2020	21,222,115
	2,500,000	Sinclair Television Group, Inc. 3.50%, 07/30/2021	2,498,450
	33,964,714	Tribune Media Co. 3.75%, 12/27/2020	34,007,170
		Virgin Media Investment Holdings Ltd.
	16,663,348	3.50%, 06/30/2023	16,600,861
GBP	18,800,000	4.25%, 06/30/2023	29,274,188

			234,891,497

		Metal Fabricate/Hardware - 0.6%
	$29,894,019	Rexnord LLC 4.00%, 08/21/2020	29,887,741

		Mining - 0.5%
	8,852,938	Ardagh Holdings USA, Inc. 4.00%, 12/17/2019	8,852,938
	20,713,634	FMG Resources August 2006 Pty Ltd. 3.75%, 06/30/2019	16,933,396

			25,786,334

		Miscellaneous Manufacturing - 0.2%
		Husky Injection Molding Systems Ltd.
	8,567,096	4.25%, 06/30/2021	8,545,678
	2,842,551	7.25%, 06/30/2022	2,831,892

			11,377,570

		Oil & Gas - 2.2%
	6,195,000	Callon Petroleum Co. 8.50%, 10/08/2021	6,040,125
	20,268,166	Drillships Ocean Ventures, Inc. 5.50%, 07/25/2021	16,603,073
	10,517,942	Fieldwood Energy LLC 3.88%, 09/28/2018	9,610,770
	7,443,750	Jefferson Gulf Coast Energy Partners LLC 9.00%, 02/27/2018	7,294,875
	21,923,550	KCA Deutag 6.25%, 05/13/2020	17,977,311
	13,527,159	Pinnacle Holding Co. 4.75%, 07/30/2019	12,360,441

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

$21,820,000	Shelf Drilling Midco Ltd. 10.00%, 10/08/2018	$15,001,250
16,045,000	Templar Energy LLC 8.50%, 11/25/2020	9,953,676
18,468,750	Western Refining, Inc. 4.25%, 11/12/2020	18,434,214

		113,275,735

	Oil & Gas Services - 1.4%
21,857,150	Crosby U.S. Acquisition Corp. 3.75%, 11/23/2020	20,545,721
25,062,868	Drillships Financial Holding, Inc. 6.00%, 03/31/2021	19,386,129
12,825,594	Pacific Drilling S.A. 4.50%, 06/03/2018	10,228,411
17,865,012	Paragon Offshore Finance Co. 3.75%, 07/18/2021	11,563,844
	Utex Industries, Inc.
9,439,650	5.00%, 05/22/2021	8,728,750
3,000,000	8.25%, 05/22/2022	2,520,000

		72,972,855

	Packaging & Containers - 3.3%
19,319,138	Berry Plastics Holding Corp. 3.50%, 02/08/2020	19,264,851
27,190,350	BWAY Holding Co., Inc. 5.50%, 08/14/2020	27,258,326
	CD&R Millenium Holding Co.
16,985,715	4.50%, 07/31/2021	16,943,251
12,725,000	8.75%, 07/31/2022	12,597,750
10,376,072	Exopack Holdings S.A. 4.50%, 05/08/2019	10,410,624
16,743,789	Novelis, Inc. 4.00%, 06/02/2022	16,733,408
27,314,083	Reynolds Group Holdings, Inc. 4.50%, 12/01/2018	27,457,482
29,280,171	Signode Industrial Group U.S., Inc. 3.75%, 05/01/2021	29,133,770
	Tekni-Plex, Inc.
2,910,000	4.50%, 06/01/2022	2,915,093
3,650,000	8.75%, 06/01/2023	3,654,562

		166,369,117

	Pharmaceuticals - 3.0%
44,595,000	Endo Luxembourg Finance Company I S.a r.l. 0.00%, 06/11/2022(11)	44,768,475
4,253,580	Pharmaceutical Product Development 4.00%, 12/05/2018	4,249,582
	PharMedium Healthcare Corp.
4,040,993	4.25%, 01/28/2021	3,997,229
3,280,000	7.75%, 01/28/2022	3,284,100
23,036,340	PRA Holdings, Inc. 4.50%, 09/23/2020	23,108,444
	Valeant Pharmaceuticals International, Inc.
3,000,000	3.50%, 02/13/2019	3,002,190
8,737,933	3.50%, 12/11/2019	8,745,185
21,965,691	3.50%, 08/05/2020	21,971,182
38,165,650	4.00%, 04/01/2022	38,279,002

		151,405,389

	Pipelines - 0.5%
9,879,647	Energy Transfer Equity L.P. 4.00%, 12/02/2019	9,874,115
18,488,608	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	18,211,278

		28,085,393

	Real Estate - 1.0%
	DTZ U.S. Borrower LLC

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$11,078,637	5.50%, 11/04/2021	$11,037,093
	5,330,000	9.25%, 11/04/2022	5,323,337
		Realogy Corp.
	31,115,963	3.75%, 03/05/2020	31,154,858
	3,912,385	4.50%, 10/10/2016	3,873,261

			51,388,549

		Retail - 6.1%
	14,124,600	Bass Pro Group LLC 4.00%, 06/05/2020	14,148,188
	13,496,582	Dollar Tree, Inc. 3.50%, 07/06/2022	13,521,956
	9,075,000	Harbor Freight Tools USA, Inc. 4.75%, 07/26/2019	9,131,719
		LTS Buyer LLC
	17,265,408	4.00%, 04/13/2020	17,168,376
	2,078,413	8.00%, 04/12/2021	2,063,344
		Michaels Stores, Inc.
	18,011,812	3.75%, 01/28/2020	18,027,662
	17,062,650	4.00%, 01/28/2020	17,119,469
	34,008,876	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	33,847,334
	50,009,663	PetSmart, Inc. 4.25%, 03/11/2022	50,166,193
	18,557,334	Revlon 4.00%, 10/08/2019	18,561,231
		Rite Aid Corp.
	23,330,000	4.88%, 06/21/2021	23,358,929
	7,755,000	5.75%, 08/21/2020	7,822,856
	26,958,707	Serta Simmons Holdings LLC 4.25%, 10/01/2019	27,009,389
	23,672,067	Sports Authority, Inc. 7.50%, 11/16/2017	20,180,437
	16,665,000	Staples, Inc. 0.00%, 04/07/2021(11)	16,658,001
	23,137,421	SuperValu, Inc. 4.50%, 03/21/2019	23,212,617

			311,997,701

		Semiconductors - 1.4%
	15,547,546	Avago Technologies Cayman Ltd. 3.75%, 05/06/2021	15,563,094
		Freescale Semiconductor, Inc.
	35,843,200	4.25%, 02/28/2020	35,896,964
	12,330,375	5.00%, 01/15/2021	12,378,463
	7,481,250	Lattice Semiconductor Corp. 5.25%, 03/10/2021	7,443,844

			71,282,365

		Software - 5.3%
	25,755,000	Epicor Software Corp. 4.75%, 06/01/2022	25,703,490
		First Data Corp.
	42,763,810	3.69%, 03/24/2018	42,630,387
	35,175,000	3.94%, 06/23/2022	35,153,191
	14,744,032	4.19%, 03/24/2021	14,731,795
	10,209,177	Hyland Software, Inc. 4.75%, 07/01/2022	10,221,938
		Infor U.S., Inc.
	3,970,118	3.75%, 06/03/2020	3,939,350
	24,444,950	3.75%, 06/03/2020	24,256,479
EUR	3,519,342	4.00%, 06/03/2020	3,842,585
		Kronos, Inc.
	$18,041,828	4.50%, 10/30/2019	18,036,235
	4,034,221	9.75%, 04/30/2020	4,156,942
	25,603,721	MA Finance Co. LLC 5.25%, 11/19/2021	25,763,744

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$25,588,631	Magic Newco LLC 5.00%, 12/12/2018	$25,620,617
		Peak 10, Inc.
	2,791,800	5.00%, 06/17/2021	2,796,462
	4,310,000	8.25%, 06/17/2022	4,094,500
		SS&C Technologies Holdings, Inc.
	22,975,000	4.00%, 07/08/2022	23,137,663
	3,786,585	4.00%, 07/08/2022	3,813,394

			267,898,772

		Telecommunications - 5.3%
		Altice Financing S.A.
EUR	1,390,000	5.25%, 02/04/2022	1,526,950
	$5,090,000	5.25%, 02/04/2022	5,134,537
	37,355,567	5.50%, 07/02/2019	37,869,206
	13,125,000	CommScope, Inc. 3.75%, 12/29/2022	13,141,406
	15,157,488	Entravision Communications Corp. 3.50%, 05/31/2020	15,043,806
	18,502,954	Intelsat Jackson Holdings S.A. 3.75%, 06/30/2019	18,279,438
		Level 3 Financing, Inc.
	25,785,000	3.50%, 05/31/2022	25,704,551
	29,045,000	4.00%, 08/01/2019	29,108,609
	24,442,500	4.00%, 01/15/2020	24,496,029
	15,925,497	Salem Communications Corp. 4.50%, 03/13/2020	15,852,558
	3,429,320	Syniverse Holdings, Inc. 4.00%, 04/23/2019	3,253,568
		TransFirst Holding, Inc.
	6,305,407	4.75%, 11/12/2021	6,313,289
	2,795,000	9.00%, 11/12/2022	2,797,096
		Univision Communications, Inc.
	17,811,569	4.00%, 03/01/2020	17,789,305
	44,656,366	4.00%, 03/01/2020	44,609,924
	11,190,676	XO Communications LLC 4.25%, 03/17/2021	11,174,337

			272,094,609

		Transportation - 0.3%
		Kenan Advantage Group, Inc.
	1,345,000	0.00%, 07/31/2022(11)	1,347,529
	9,600,000	0.00%, 07/31/2022(11)	9,614,976
	3,060,000	0.00%, 07/31/2022(11)	3,064,773

			14,027,278

		Trucking & Leasing - 0.1%
	6,807,500	Consolidated Container Co. 5.00%, 07/03/2019	6,573,526

		Total Senior Floating Rate Interests (cost $4,779,656,758)	4,593,923,569

Common Stocks - 0.1%
		Energy - 0.0%
	418,220,006	KCA Deutag*(8)(9)	1,471,298

		Media - 0.1%
	15,581	F & W Publications, Inc.*	1,558,050
	57,829	MPM Holdings, Inc.*(8)(9)	1,156,580

			2,714,630

		Software & Services - 0.0%
	80,476	Momentive Performance Materials, Inc.*(8)(9)	1,533,515

		Technology Hardware & Equipment - 0.0%
	2,664	Provo Craft & Novelty, Inc.*(8)(9)	—

		Total Common Stocks (cost $10,663,263)	5,719,443

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

Exchange Traded Funds - 0.8%
	Other Investment Pools & Funds - 0.8%
45,751	iShares 1-3 Year Credit Bond ETF		$4,812,548
415,400	PowerShares Senior Loan Portfolio		9,840,826
515,200	SPDR Barclays Short Term High Yield Bond ETF		14,641,984
204,400	SPDR Blackstone / GSO Senior Loan ETF		10,015,600

	Total Exchange Traded Funds (cost $39,859,815)		39,310,958

	Total Long-Term Investments (cost $5,236,512,849)		4,999,281,361
Short-Term Investments - 3.7%
	Other Investment Pools & Funds - 3.7%
190,716,562	BlackRock Liquidity Funds TempFund Portfolio		190,716,562

	Total Short-Term Investments (cost $190,716,562)		190,716,562

	Total Investments (cost $5,427,229,411)^	101.8%	$5,189,997,923
	Other Assets and Liabilities	(1.8)%	(90,805,010)

	Total Net Assets	100.0%	$5,099,192,913

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools and Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$21,237,917
Unrealized Depreciation	(258,469,405)

Net Unrealized Depreciation	$(237,231,488)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $215,028,161, which represents 4.2% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $81,946,697, which represents 1.6% of total net assets.
(5)	This security may pay interest in additional principal instead of cash.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2015.
(7)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

(8)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $4,161,393, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(9)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	418,220,006	KCA Deutag	$5,667,718
04/2014	57,829	MPM Holdings, Inc.	2,088,119
10/2014	80,476	Momentive Performance Materials, Inc.	2,905,868
09/2011	2,664	Provo Craft & Novelty, Inc.	—
09/2013- 10/2014	410,306	Provo Craft & Novelty, Inc.	3,131

			$10,664,836

At July 31, 2015, the aggregate value of these securities were $4,161,393, which represents 0.1% of total net assets.

(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

Foreign Currency Contracts Outstanding at July 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

CAD	Buy	08/31/15	RBC	$233,754	$233,923	$169
EUR	Sell	08/31/15	SSG	119,228,866	118,280,678	948,188
EUR	Sell	08/31/15	CBK	5,539,997	5,480,169	59,828
GBP	Sell	08/28/15	RBS	82,557,930	83,201,412	(643,482)

Total						$364,703

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SSG	State Street Global Markets LLC

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Other Abbreviations:
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor's Depositary Receipt

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Corporate Bonds	$360,327,391	$—	$360,327,391	$—
Senior Floating Rate Interests	4,593,923,569	—	4,593,923,569	0
Common Stocks
Energy	1,471,298	—	—	1,471,298
Media	2,714,630	1,558,050	—	1,156,580
Software & Services	1,533,515	—	—	1,533,515
Technology Hardware & Equipment	—	—	—	0
Exchange Traded Funds	39,310,958	39,310,958	—	—
Short-Term Investments	190,716,562	190,716,562	—	—
Foreign Currency Contracts(2)	1,008,185	—	1,008,185	—

Total	$5,191,006,108	$231,585,570	$4,955,259,145	$4,161,393

Liabilities
Foreign Currency Contracts(2)	$(643,482)	$—	$(643,482)	$—

Total	$(643,482)	$—	$(643,482)	$—

(1) For the period ended July 31, 2015, investments valued at $1,090,635 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Senior Floating Rate Interests	Total
Beginning balance	$6,746,409	$-	$6,746,409
Purchases	-	2,154	2,154
Sales	-	(52,270)	(52,270)
Accrued discounts/(premiums)	-	59,805	59,805
Total realized gain/(loss)	-	(2,300,458)	(2,300,458)
Net change in unrealized appreciation/depreciation	(2,585,016)	(3,130)	(2,588,146)
Transfers into Level 3 (1)	-	2,293,899	2,293,899
Transfers out of Level 3 (1)	-	-	-
Ending balance	$4,161,393	$0	$4,161,393

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $(2,585,016).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 13.5%
		Auto Parts & Equipment - 0.4%
	$2,000,000	Titan International, Inc. 6.88%, 10/01/2020	$1,768,242

		Chemicals - 0.9%
		Hexion U.S. Finance Corp.
	2,000,000	6.63%, 04/15/2020	1,832,500
	800,000	8.88%, 02/01/2018	696,000
	1,740,000	Momentive Performance Materials, Inc. 3.88%, 10/24/2021	1,509,450

			4,037,950

		Coal - 0.1%
		Peabody Energy Corp.
	500,000	6.00%, 11/15/2018	182,500
	1,000,000	10.00%, 03/15/2022(1)	507,500

			690,000

		Commercial Banks - 4.1%
	1,500,000	Access Bank plc 9.25%, 06/24/2021(1)(2)	1,389,375
EUR	1,400,000	Banco Santander S.A. 6.25%, 03/12/2019(2)(3)(4)	1,541,398
	650,000	Bank of Ireland 10.00%, 07/30/2016(4)	763,833
	$925,000	Barclays Bank plc 8.25%, 12/15/2018(2)(3)	990,182
		Credit Agricole S.A.
	1,650,000	6.63%, 09/23/2019(1)(2)(3)	1,643,812
	1,585,000	7.88%, 01/23/2024(1)(2)(3)	1,644,471
	1,800,000	Credit Suisse Group AG 7.50%, 12/11/2023(1)(2)(3)	1,917,000
	680,000	ING Groep N.V. 6.00%, 04/16/2020(2)(3)	682,125
GBP	2,000,000	Lloyds Banking Group plc 7.00%, 06/27/2019(2)(3)(4)	3,189,672
		Societe Generale S.A.
	$3,470,000	6.00%, 01/27/2020(1)(2)(3)	3,287,825
	725,000	8.25%, 11/29/2018(2)(3)(4)	775,750
	1,850,000	UniCredit S.p.A. 8.00%, 06/03/2024(2)(3)(4)	1,848,387

			19,673,830

		Commercial Services - 0.7%
	3,150,000	Ancestry.com Holdings LLC 9.63%, 10/15/2018(1)(5)	3,232,687

		Diversified Financial Services - 0.1%
	500,000	CIMPOR Financial Operations B.V. 5.75%, 07/17/2024(1)	387,500

		Electric - 0.4%
	2,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	2,015,000

		Engineering & Construction - 0.6%
EUR	1,905,000	Abengoa Finance 6.00%, 03/31/2021(1)	1,569,126
	$1,925,000	Empresas ICA S.A.B. de C.V. 8.88%, 05/29/2024(1)	1,212,750

			2,781,876

		Food - 1.1%
GBP	2,665,000	Iceland Bondco plc 4.83%, 07/15/2020(1)(2)	3,495,912
	$2,000,000	Marfrig Holding Europe B.V. 6.88%, 06/24/2019(1)	1,840,000

			5,335,912

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Forest Products & Paper - 0.2%
	$1,420,000	Tembec Industries, Inc. 9.00%, 12/15/2019(1)	$1,150,200

		Healthcare-Services - 0.4%
	1,735,000	Tenet Healthcare Corp. 3.79%, 06/15/2020(1)(2)	1,784,881

		Holding Companies-Diversified - 0.3%
GBP	1,000,000	Equiniti Newco 2 plc 6.32%, 12/15/2018(1)(2)	1,550,563

		Lodging - 0.9%
	$2,840,000	Chester Downs & Marina LLC / Chester Downs Finance Corp. 9.25%, 02/01/2020(1)	2,172,600
EUR	1,315,000	Cirsa Funding Luxemburg Co. 5.88%, 05/15/2023(1)	1,364,913
	$990,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 6.38%, 06/01/2021(1)	942,975

			4,480,488

		Metal Fabricate/Hardware - 0.4%
	2,000,000	TMK OAO Via TMK Capital S.A. 6.75%, 04/03/2020(4)	1,740,000

		Oil & Gas - 1.6%
	5,400,000	American Energy-Permian Basin LLC / AEPB Finance Corp. 6.81%, 08/01/2019(1)(2)	3,253,500
	935,000	KCA Deutag UK Finance plc 7.25%, 05/15/2021(1)	748,000
	3,430,000	Paragon Offshore plc 7.25%, 08/15/2024(1)	1,069,731
	1,955,000	Shelf Drilling Holdings Ltd. 8.63%, 11/01/2018(1)	1,705,738
	1,000,000	WPX Energy, Inc. 7.50%, 08/01/2020	1,015,000

			7,791,969

		Oil & Gas Services - 0.4%
	2,000,000	Borets Finance Ltd. Co. 7.63%, 09/26/2018(4)	1,721,600

		Retail - 0.4%
	2,000,000	Claire’s Stores, Inc. 9.00%, 03/15/2019(1)	1,732,500

		Savings & Loans - 0.2%
GBP	600,000	Nationwide Building Society 6.88%, 06/20/2019(2)(3)(4)	941,675

		Transportation - 0.3%
	$1,500,000	OPE KAG Finance Sub, Inc. 7.88%, 07/31/2023(1)	1,522,500

		Total Corporate Bonds (cost $74,083,813)	64,339,373

Senior Floating Rate Interests - 84.6%(6)
		Advertising - 0.6%
	2,833,623	Acosta Holdco, Inc. 4.25%, 09/26/2021	2,828,891

		Agriculture - 0.2%
	812,131	Pinnacle Operating Corp. 4.75%, 11/15/2018	812,131

		Auto Manufacturers - 0.2%
	914,638	Navistar International Corp. 6.75%, 08/17/2017	911,967

		Auto Parts & Equipment - 0.2%
	932,080	Tower Automotive Holdings USA LLC 4.00%, 04/23/2020	930,915

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Beverages - 0.6%
	$2,915,000	Charger OpCo B.V. 4.25%, 07/23/2021	$2,919,868

		Chemicals - 3.2%
	196,735	AIlnex (Luxembourg) & Cy SCA 4.50%, 10/03/2019	196,735
	102,076	AIlnex USA, Inc. 4.50%, 10/03/2019	102,076
	3,215,000	Chemours Co. 3.75%, 05/12/2022	3,084,792
	2,324,172	Ineos U.S. Finance LLC 4.25%, 03/31/2022	2,329,982
		Nexeo Solutions LLC
	1,471,853	5.00%, 09/08/2017	1,452,543
	763,413	5.00%, 09/08/2017	753,397
		Solenis International L.P. Co.
	1,424,238	4.25%, 07/31/2021	1,415,778
EUR	1,488,750	4.50%, 07/31/2021	1,637,064
	$4,261,939	Univar, Inc. 4.25%, 07/01/2022	4,265,690

			15,238,057

		Coal - 1.5%
		American Energy - Marcellus LLC
	3,560,000	5.25%, 08/04/2020	2,505,350
	830,000	8.50%, 08/04/2021	311,250
	3,004,555	Arch Coal, Inc. 6.25%, 05/16/2018	1,701,750
	3,422,746	Peabody Energy 4.25%, 09/24/2020	2,609,844

			7,128,194

		Commercial Services - 5.9%
	1,848,162	Affinion Group, Inc. 6.75%, 04/30/2018	1,750,449
	944,730	Alliance Laundry System LLC 4.25%, 12/10/2018	945,325
	3,587,411	Brickman Group Holdings, Inc. 7.50%, 12/17/2021	3,578,442
	4,457,611	Brickman Group Ltd. 4.00%, 12/18/2020	4,442,589
		Brock Holdings III, Inc.
	2,943,280	6.00%, 03/16/2017	2,932,242
	402,000	10.00%, 03/16/2018	385,920
	470,000	Capital Automotive L.P. 6.00%, 04/30/2020	476,608
	1,101,369	Interactive Data Corp. 4.75%, 05/02/2021	1,105,268
		LM U.S. Member LLC
	1,747,166	4.75%, 10/25/2019	1,736,683
	69,342	4.75%, 10/25/2019	68,926
	2,170,000	ON Assignment, Inc. 3.75%, 05/19/2022	2,173,385
	473,053	Quikrete Holdings, Inc. 7.00%, 03/26/2021	474,827
	3,364,484	ServiceMaster Co. 4.25%, 07/01/2021	3,368,218
	4,588,384	TransUnion LLC 3.75%, 04/09/2021	4,558,881
	226,036	Weight Watchers International, Inc. 4.00%, 04/02/2020	117,693

			28,115,456

		Distribution/Wholesale - 0.2%
		Power Buyer LLC
	418,133	4.25%, 05/06/2020	417,611
	22,441	4.25%, 05/06/2020	22,412

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$665,000	8.25%, 11/06/2020	$655,025

			1,095,048

		Diversified Financial Services - 2.9%
	889,163	Guggenheim Partners Investment Management 4.25%, 07/22/2020	891,385
	1,424,238	Ipreo Holdings LLC 4.00%, 08/06/2021	1,409,397
	3,011,064	RP Crown Parent LLC 6.00%, 12/21/2018	2,900,046
EUR	1,947,974	SAM Finance 4.50%, 12/17/2020	2,141,032
	$2,285,000	Samson Investment Co. 5.00%, 09/25/2018	660,365
	3,113,509	Silver II U.S. Holdings LLC 4.00%, 12/13/2019	2,975,985
	3,068,557	Walter Investment Management Corp. 4.75%, 12/19/2020	2,933,019

			13,911,229

		Electric - 4.1%
	3,020,429	Calpine Corp. 3.50%, 05/27/2022	3,012,032
	3,115,000	Chief Exploration & Development LLC 7.50%, 05/12/2021	2,858,012
	1,482,806	ExGen Texas Power LLC 5.75%, 09/16/2021	1,445,736
		Pike Corp.
	2,535,465	5.50%, 12/22/2021	2,537,569
	2,375,000	9.50%, 06/22/2022	2,341,346
	5,094,165	Seadrill Partners Finco LLC 4.00%, 02/21/2021	3,801,521
	7,000,000	Texas Competitive Electric Holdings Co. LLC 4.67%, 10/10/2017(7)	3,570,000

			19,566,216

		Electronics - 0.4%
	2,062,948	Ceridian LLC 4.50%, 09/15/2020	2,051,086

		Energy-Alternate Sources - 0.1%
	500,590	EMG Utica LLC 4.75%, 03/27/2020	487,239

		Entertainment - 2.4%
	1,477,794	CityCenter Holdings LLC 4.25%, 10/16/2020	1,480,868
		Lindblad Expeditions, Inc.
	885,714	5.50%, 06/17/2022	889,035
	114,286	5.50%, 06/17/2022	114,715
	1,778,856	Party City Holdings, Inc. 4.00%, 07/27/2019	1,777,131
	3,243,700	Scientific Games Corp. 6.00%, 10/01/2021	3,254,956
		US Finco LLC
	2,704,812	4.00%, 05/29/2020	2,699,754
	1,140,000	8.25%, 11/30/2020	1,128,600

			11,345,059

		Food - 2.7%
	2,204,475	Albertson’s Holdings LLC 5.50%, 08/25/2021	2,210,361
GBP	1,500,000	Burtons Foods Ltd. 5.58%, 11/27/2020	2,089,676
		Hostess Brands LLC
	$2,555,000	0.00%, 07/17/2022(8)	2,560,314
	2,575,000	0.00%, 07/28/2023(8)	2,581,438
	1,681,266	6.75%, 04/09/2020	1,704,383

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$1,879,120	Roundy’s Supermarkets, Inc. 5.75%, 03/03/2021	$1,747,582

		12,893,754

	Food Service - 0.5%
498,750	CJ Holding Co. 7.25%, 03/24/2022	445,758
1,989,900	Hearthside Food Solutions 4.50%, 06/02/2021	1,994,875

		2,440,633

	Forest Products & Paper - 0.5%
2,379,113	Wilsonart LLC 4.00%, 10/31/2019	2,368,716

	Hand/Machine Tools - 0.7%
2,009,324	Ameriforge Group, Inc. 5.00%, 12/19/2019	1,667,739
1,758,366	Apex Tool Group LLC 4.50%, 01/31/2020	1,731,991

		3,399,730

	Healthcare-Products - 1.3%
483,855	Immucor, Inc. 5.00%, 08/17/2018	484,610
361,700	Milk Specialties Co. 8.25%, 11/07/2018	362,904
2,010,000	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	2,010,000
3,405,943	Truven Health Analytics 4.50%, 06/06/2019	3,388,914

		6,246,428

	Healthcare-Services - 6.3%
2,475,000	Air Medical Group Holdings, Inc. 4.50%, 04/06/2022	2,455,200
	American Renal Holdings, Inc.
1,044,162	4.50%, 09/22/2019	1,041,552
1,429,709	8.50%, 03/20/2020	1,422,560
453,017	Ardent Medical Services, Inc. 7.50%, 07/02/2018	452,827
1,000,000	Aspen Dental Management, Inc. 5.50%, 04/30/2022(8)	1,011,250
1,435,000	Community Health Systems, Inc. 4.00%, 01/27/2021	1,440,381
767,250	Dialysis Newco, Inc. 4.50%, 04/23/2021	766,613
796,611	DJO Finance LLC 4.25%, 06/08/2020	797,208
1,050,000	DSI Renal, Inc. 7.75%, 10/22/2021	1,055,250
1,619,504	Healogics, Inc. 5.25%, 07/01/2021	1,618,500
	InVentiv Health, Inc.
2,152,357	7.75%, 05/15/2018	2,144,953
3,581,645	7.75%, 05/15/2018	3,586,122
1,958,594	Opal Acquisition, Inc. 5.00%, 11/27/2020	1,928,001
2,017,069	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	2,001,316
	Surgery Center Holdings, Inc.
990,025	5.25%, 11/03/2020	992,500
3,300,000	8.50%, 11/03/2021	3,284,886
	U.S. Renal Care, Inc.
2,375,151	4.25%, 07/03/2019	2,375,151
1,140,000	8.50%, 01/03/2020	1,152,825
666,000	10.25%, 01/03/2020	667,665

		30,194,760

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Home Furnishings - 0.6%
	$2,992,287	Hillman Group 4.50%, 06/30/2021	$3,001,653

		Household Products/Wares - 0.5%
	2,395,795	Sun Products Corp. 0.00%, 03/23/2020(8)	2,325,431

		Insurance - 5.2%
	2,125,000	Alliant Holdings I, Inc. 0.00%, 07/15/2022(8)	2,122,875
		Asurion LLC
	4,277,813	5.00%, 05/24/2019	4,276,487
	1,930,000	8.50%, 03/03/2021	1,939,650
		CGSC of Delaware Holdings Corp.
	1,259,300	5.00%, 04/16/2020	1,145,963
	2,430,000	8.25%, 10/16/2020	2,041,200
	3,012,653	Evertec Group LLC 3.50%, 04/17/2020	2,937,336
	3,381,171	HUB International Ltd. 4.00%, 10/02/2020	3,363,048
	1,422,206	National Financial Partners Corp. 4.50%, 07/01/2020	1,419,361
		Sedgwick Claims Management Services, Inc.
	3,071,125	3.75%, 03/01/2021	3,040,414
	2,500,000	6.75%, 02/28/2022	2,465,625

			24,751,959

		Internet - 2.0%
EUR	2,880,000	ION Trading Technologies Ltd. 4.50%, 06/10/2021	3,166,915
	$3,016,096	Lands’ End, Inc. 4.25%, 04/04/2021	2,891,682
	3,461,037	Zayo Group LLC / Zayo Capital, Inc. 3.75%, 05/06/2021	3,452,384

			9,510,981

		Leisure Time - 2.7%
	3,932,115	Aristocrat Leisure Ltd. 4.75%, 10/20/2021	3,952,877
		Delta 2 (LUX) S.a.r.l.
	5,917,063	4.75%, 07/30/2021	5,903,512
	2,830,000	7.75%, 07/31/2022	2,822,925

			12,679,314

		Lodging - 2.3%
	1,976,241	Caesars Entertainment Operating Co. 13.00%, 01/28/2018	1,693,638
	4,447,293	Caesars Entertainment Resort Properties 7.00%, 10/11/2020	4,152,659
	1,536,931	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	1,275,653
	640,000	Four Seasons Holdings, Inc. 6.25%, 12/27/2020	641,600
	2,912,222	Station Casinos LLC 4.25%, 03/02/2020	2,916,882

			10,680,432

		Machinery-Construction & Mining - 1.3%
	2,638,350	American Rock Salt Holdings LLC 4.75%, 05/20/2021	2,633,073
	2,699,270	Neff Rental LLC 7.25%, 06/09/2021	2,665,529
	786,000	Summit Materials Companies I LLC 4.25%, 07/17/2022	786,739

			6,085,341

		Machinery-Diversified - 3.3%
	2,730,968	Brand Energy and Infrastructure 4.75%, 11/26/2020	2,612,171

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$1,496,250	Dynacast International LLC 4.50%, 01/28/2022	$1,495,622
	5,202,275	Gardner Denver, Inc. 4.25%, 07/30/2020	5,013,692
	4,059,331	Gates Global, Inc. 4.25%, 07/05/2021	4,035,868
	1,500,000	Headwaters, Inc. 4.50%, 03/24/2022	1,507,500
	970,848	International Equipment Solutions LLC 6.75%, 08/16/2019	968,421

			15,633,274

		Media - 6.3%
		Advantage Sales & Marketing, Inc.
	2,238,063	4.25%, 07/23/2021	2,224,768
	1,895,000	7.50%, 07/25/2022	1,876,998
	1,783,086	AVSC Holding Corp. 4.50%, 01/24/2021	1,783,086
	6,000,000	Charter Communications Operating LLC 0.00%, 01/20/2023(8)	6,013,140
	888,784	ION Media Networks, Inc. 4.75%, 12/18/2020	888,784
		Numericable Group S.A.
EUR	5,000,000	0.00%, 07/21/2022(8)	5,484,938
	$1,390,000	0.00%, 07/27/2022(8)	1,388,012
		Numericable U.S. LLC
	800,749	4.50%, 05/21/2020	801,950
	925,576	4.50%, 05/21/2020	926,964
	3,565,450	Tribune Media Co. 3.75%, 12/27/2020	3,569,906
GBP	3,200,000	Virgin Media Investment Holdings Ltd. 4.25%, 06/30/2023	4,982,841

			29,941,387

		Mining - 0.2%
	$982,563	Ardagh Holdings USA, Inc. 4.00%, 12/17/2019	982,563

		Miscellaneous Manufacturing - 0.1%
	572,967	Husky Injection Molding Systems Ltd. 7.25%, 06/30/2022	570,818

		Oil & Gas - 3.0%
	1,800,000	Callon Petroleum Co. 8.50%, 10/08/2021	1,755,000
	3,670,431	Drillships Ocean Ventures, Inc. 5.50%, 07/25/2021	3,006,707
	1,985,000	Jefferson Gulf Coast Energy Partners LLC 9.00%, 02/27/2018	1,945,300
	2,826,450	KCA Deutag 6.25%, 05/13/2020	2,317,689
	966,226	Pinnacle Holding Co. 4.75%, 07/30/2019	882,889
	3,435,000	Shelf Drilling Midco Ltd. 10.00%, 10/08/2018	2,361,563
	3,240,000	Templar Energy LLC 8.50%, 11/25/2020	2,009,966

			14,279,114

		Oil & Gas Services - 2.3%
	3,201,250	Crosby U.S. Acquisition Corp. 3.75%, 11/23/2020	3,009,175
	3,658,382	Drillships Financial Holding, Inc. 6.00%, 03/31/2021	2,829,758
	1,666,771	Pacific Drilling S.A. 4.50%, 06/03/2018	1,329,250
	2,989,962	Paragon Offshore Finance Co. 3.75%, 07/18/2021	1,935,373
		Utex Industries, Inc.

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$1,287,000	5.00%, 05/22/2021	$1,190,076
750,000	8.25%, 05/22/2022	630,000

		10,923,632

	Packaging & Containers - 2.4%
3,400,650	BWAY Holding Co., Inc. 5.50%, 08/14/2020	3,409,152
	CD&R Millenium Holding Co.
1,511,493	4.50%, 07/31/2021	1,507,714
2,570,000	8.75%, 07/31/2022	2,544,300
616,440	Exopack Holdings S.A. 4.50%, 05/08/2019	618,492
1,916,195	Signode Industrial Group U.S., Inc. 3.75%, 05/01/2021	1,906,614
	Tekni-Plex, Inc.
270,000	4.50%, 06/01/2022	270,472
915,000	8.75%, 06/01/2023	916,144

		11,172,888

	Pharmaceuticals - 2.6%
6,080,000	Endo Luxembourg Finance Company I S.a r.l. 0.00%, 06/11/2022(8)	6,103,651
	PharMedium Healthcare Corp.
377,222	4.25%, 01/28/2021	373,137
580,000	7.75%, 01/28/2022	580,725
2,511,180	PRA Holdings, Inc. 4.50%, 09/23/2020	2,519,040
2,888,760	Valeant Pharmaceuticals International, Inc. 4.00%, 04/01/2022	2,897,340

		12,473,893

	Pipelines - 0.4%
1,877,680	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	1,849,515

	Real Estate - 1.0%
	DTZ U.S. Borrower LLC
2,769,659	5.50%, 11/04/2021	2,759,273
1,775,000	9.25%, 11/04/2022	1,772,781
38,101	Realogy Corp. 2.26%, 10/10/2016	37,720

		4,569,774

	Retail - 4.2%
2,568,563	Bass Pro Group LLC 4.00%, 06/05/2020	2,572,852
342,338	Harbor Freight Tools USA, Inc. 4.75%, 07/26/2019	344,478
	LTS Buyer LLC
632,100	4.00%, 04/13/2020	628,548
1,319,413	8.00%, 04/12/2021	1,309,847
1,206,381	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	1,200,651
4,189,500	PetSmart, Inc. 4.25%, 03/11/2022	4,202,613
725,000	Rite Aid Corp. 5.75%, 08/21/2020	731,344
3,653,325	Sports Authority, Inc. 7.50%, 11/16/2017	3,114,460
3,175,000	Staples, Inc. 0.00%, 04/07/2021(8)	3,173,666
2,635,791	SuperValu, Inc. 4.50%, 03/21/2019	2,644,357

		19,922,816

	Semiconductors - 1.4%
	Freescale Semiconductor, Inc.
2,265,153	4.25%, 02/28/2020	2,268,551
2,613,450	5.00%, 01/15/2021	2,623,642

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$1,870,313	Lattice Semiconductor Corp. 5.25%, 03/10/2021	$1,860,961

			6,753,154

		Software - 4.9%
		First Data Corp.
	3,910,000	3.94%, 06/23/2022	3,907,576
	2,322,710	4.19%, 03/24/2021	2,320,783
	651,754	Hyland Software, Inc. 4.75%, 07/01/2022	652,568
		Kronos, Inc.
	2,379,221	4.50%, 10/30/2019	2,378,483
	2,256,978	9.75%, 04/30/2020	2,325,636
	3,079,485	MA Finance Co. LLC 5.25%, 11/19/2021	3,098,732
	1,774,605	Magic Newco LLC 5.00%, 12/12/2018	1,776,823
		Peak 10, Inc.
	697,950	5.00%, 06/17/2021	699,115
	1,845,000	8.25%, 06/17/2022	1,752,750
		SS&C Technologies Holdings, Inc.
	3,535,000	4.00%, 07/08/2022	3,560,028
	581,707	4.00%, 07/08/2022	585,826

			23,058,320

		Telecommunications - 3.0%
		Altice Financing S.A.
	1,390,000	5.25%, 02/04/2022	1,402,163
EUR	275,000	5.25%, 02/04/2022	302,094
	$2,999,213	5.50%, 07/02/2019	3,040,452
	2,020,000	CommScope, Inc. 3.75%, 12/29/2022	2,022,525
	1,270,000	Level 3 Financing, Inc. 3.50%, 05/31/2022	1,266,038
	3,786,399	Salem Communications Corp. 4.50%, 03/13/2020	3,769,057
		TransFirst Holding, Inc.
	1,259,086	4.75%, 11/12/2021	1,260,660
	1,400,000	9.00%, 11/12/2022	1,401,050

			14,464,039

		Transportation - 0.4%
		Kenan Advantage Group, Inc.
	190,000	0.00%, 01/23/2017(8)	190,357
	1,371,000	0.00%, 07/31/2022(8)	1,373,139
	435,000	0.00%, 07/31/2022(8)	435,679

			1,999,175

		Total Senior Floating Rate Interests (cost $419,433,843)	402,514,850

Common Stocks - 0.3%
		Media - 0.1%
	28,914	MPM Holdings, Inc.*(9)(10)	578,280

		Software & Services - 0.2%
	40,238	Momentive Performance Materials, Inc.*(9)(10)	766,758

		Total Common Stocks (cost $2,496,994)	1,345,038

Exchange Traded Funds - 0.9%
		Other Investment Pools & Funds - 0.9%
	4,000	iShares 1-3 Year Credit Bond ETF	420,760
	36,800	PowerShares Senior Loan Portfolio	871,792
	75,200	SPDR Barclays Short Term High Yield Bond ETF	2,137,184
	18,000	SPDR Blackstone / GSO Senior Loan ETF	882,000

		Total Exchange Traded Funds (cost $4,389,804)	4,311,736

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Total Long-Term Investments (cost $500,404,454)		472,510,997

Short-Term Investments - 4.6%
	Other Investment Pools & Funds - 4.6%
22,075,364	BlackRock Liquidity Funds TempFund Portfolio		$22,075,364

	Total Short-Term Investments (cost $22,075,364)		22,075,364

	Total Investments (cost $522,479,818)^	103.9%	$494,586,361
	Other Assets and Liabilities	(3.9)%	(18,606,857)

	Total Net Assets	100.0%	$475,979,504

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools and Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$2,044,990
Unrealized Depreciation	(29,938,447)

Net Unrealized Depreciation	$(27,893,457)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $41,126,059, which represents 8.6% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $12,522,315, which represents 2.6% of total net assets.
(5)	This security may pay interest in additional principal instead of cash.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2015.
(7)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(8)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $1,345,038, which represents 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost
04/2014	28,914	MPM Holdings, Inc.	$1,044,049
04/2014	40,238	Momentive Performance Materials, Inc.	1,452,945

			$2,496,994

At July 31, 2015, the aggregate value of these securities were $1,345,038, which represents 0.3% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
CAD	Buy	08/31/15	RBC	$25,209	$25,227	$18
EUR	Sell	08/31/15	CBK	5,539,997	5,480,169	59,828
EUR	Sell	08/31/15	BNP	4,433,200	4,396,880	36,320
EUR	Sell	08/31/15	HSBC	4,430,928	4,395,781	35,147
EUR	Sell	08/31/15	DEUT	4,430,719	4,395,781	34,938
GBP	Sell	08/28/15	RBS	16,387,956	16,515,689	(127,733)

Total						$38,518

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
HSBC	HSBC Bank USA
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Other Abbreviations:
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Corporate Bonds	$64,339,373	$—	$64,339,373	$—
Senior Floating Rate Interests	402,514,850	—	402,514,850	—
Common Stocks
Media	578,280	—	—	578,280
Software & Services	766,758	—	—	766,758
Exchange Traded Funds	4,311,736	4,311,736	—	—
Short-Term Investments	22,075,364	22,075,364	—	—
Foreign Currency Contracts(2)	166,251	—	166,251	—

Total	$494,752,612	$26,387,100	$467,020,474	$1,345,038

Liabilities
Foreign Currency Contracts(2)	$(127,733)	$—	$(127,733)	$—

Total	$(127,733)	$—	$(127,733)	$—

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Total
Beginning balance	$2,351,699	$2,351,699
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	(1,006,661)	(1,006,661)
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	-	-
Ending balance	$1,345,038	$1,345,038

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $(1,006,661).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 6.5%
	Cayman Islands - 0.4%
$ 255,000	Ares CLO Ltd. 1.74%, 04/20/2023(1)(2)	$252,144
250,000	Carlyle Global Market Strategies Ltd. 1.81%, 04/17/2025(1)(2)	249,875
350,000	Dryden Senior Loan Fund 1.77%, 07/15/2026(1)(2)	349,930
250,000	Madison Park Funding Ltd. 2.70%, 01/27/2026(1)(2)	248,125
250,000	Magnetite CLO Ltd. 2.14%, 07/25/2026(1)(2)	247,600
285,000	OZLM Funding Ltd. 1.84%, 04/17/2026(1)(2)	284,858

		1,632,532

	United Kingdom - 0.1%
	Granite Master Issuer plc
145,279	0.33%, 12/20/2054(2)	144,422
29,548	0.37%, 12/20/2054(2)	29,386
123,118	0.39%, 12/20/2054(2)	122,477
34,473	0.39%, 12/20/2054(2)	34,294

		330,579

	United States - 6.0%
100,000	Ally Master Owner Trust 1.54%, 09/15/2019	100,068
51,513	American Credit Acceptance Receivables Trust 1.33%, 07/10/2018(1)	51,478
	AmeriCredit Automobile Receivables Trust
421,868	2.64%, 10/10/2017	424,627
211,864	2.67%, 01/08/2018	212,902
159,036	ARI Fleet Lease Trust 0.49%, 01/15/2021(1)(2)	158,795
282,790	Asset Backed Securities Corp. Home Equity Loan Trust 0.70%, 08/25/2034(2)	253,059
279,040	Banc of America Commercial Mortgage Trust 5.74%, 02/10/2051(2)	299,539
72,373	Banc of America Mortgage Trust 2.70%, 04/25/2034(2)	73,111
	Bear Stearns Adjustable Rate Mortgage Trust
29,126	2.26%, 08/25/2035(2)	29,252
328,038	2.81%, 07/25/2036(2)	274,882
560,628	Bear Stearns Asset Backed Securities Trust 6.00%, 11/25/2035	507,043
350,000	Bear Stearns Commercial Mortgage Securities, Inc. 5.71%, 06/11/2040(2)	370,214
	Cabela’s Master Credit Card Trust
230,000	0.64%, 07/15/2022(2)	229,091
425,000	0.84%, 08/16/2021(1)(2)	426,686
38,283	Citigroup/Deutsche Bank Commercial Mortgage Trust 5.20%, 07/15/2044(2)	38,232
259,393	Commercial Mortgage Pass-Through Certificates 5.75%, 06/10/2046(2)	264,061
	Connecticut Avenue Securities
263,895	1.79%, 01/25/2024(2)	264,957
1,125,000	2.79%, 05/25/2024(2)	1,001,733
1,060,000	2.79%, 05/25/2024(2)	963,571
405,000	3.09%, 07/25/2024(2)	372,222
1,060,000	3.19%, 07/25/2024(2)	967,077
825,000	4.59%, 01/25/2024(2)	840,499
940,000	4.74%, 02/25/2025(2)	946,608
775,000	5.09%, 11/25/2024(2)	789,835
555,000	5.19%, 11/25/2024(2)	567,849
430,000	5.44%, 10/25/2023(2)	462,211

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

$ 488,902	Countrywide Alternative Loan Trust 5.25%, 08/25/2035	$447,299
351,740	Countrywide Home Loans, Inc. 2.55%, 09/25/2047(2)	313,591
	Credit Acceptance Automotive Loan Trust
250,000	1.83%, 04/15/2021(1)	249,739
254,585	2.21%, 09/15/2020(1)	255,108
300,000	2.26%, 10/15/2021(1)	302,004
220,000	Drive Auto Receivables Trust 2.12%, 06/17/2019(1)	219,805
215,598	Fifth Third Automotive Trust 0.88%, 10/16/2017	215,739
	First Investors Automotive Owner Trust
167,982	1.06%, 11/15/2018(1)	167,924
131,943	1.23%, 03/15/2019(1)	132,049
	FREMF Mortgage Trust
160,000	3.42%, 11/25/2046(1)(2)	163,072
105,000	3.82%, 06/25/2047(1)(2)	109,070
500,000	3.94%, 07/25/2045(1)(2)	512,572
215,000	4.22%, 06/25/2047(1)(2)	219,995
500,000	GE Commercial Mortgage Corp. 4.57%, 06/10/2048(2)	499,117
100,000	GE Equipment Transportation LLC 1.31%, 09/24/2020	100,396
300,000	GS Mortgage Securities Trust 5.16%, 12/10/2043(1)(2)	338,463
	GSR Mortgage Loan Trust
121,303	2.26%, 01/25/2035(2)	117,664
184,296	2.69%, 09/25/2035(2)	184,588
371,911	2.69%, 03/25/2047(2)	321,586
	JP Morgan Chase Commercial Mortgage Securities Corp.
146,226	5.24%, 12/15/2044(2)	146,274
341,559	5.91%, 04/15/2045(2)	347,922
201,184	JP Morgan Mortgage Acquisition Trust 4.77%, 11/25/2036	202,393
164,341	JP Morgan Mortgage Trust 3.00%, 09/25/2044	165,213
	LB-UBS Commercial Mortgage Trust
366,621	5.43%, 02/15/2040	384,307
368,156	6.15%, 04/15/2041(2)	398,842
	LSTAR Securities Investment Trust
201,106	2.18%, 01/01/2020(1)(2)	198,844
204,890	2.18%, 12/01/2021(1)(2)	202,545
302,442	2.19%, 05/01/2020(1)(2)	299,511
370,000	MASTR Adjustable Rate Mortgages Trust 0. 82%, 03/25/2035(2)	360,277
258,169	Morgan Stanley Capital I Trust 5.71%, 10/15/2042(2)	259,492
	MortgageIT Trust
306,516	0.49%, 08/25/2035(2)	287,664
279,678	0.83%, 02/25/2035(2)	272,602
200,000	Nationstar Agency Advance Funding Trust 1.89%, 02/18/2048(1)	196,444
26,889	New York City Tax Lien 1.03%, 11/10/2027(1)	26,865
410,000	Opteum Mortgage Acceptance Corp. 0.62%, 04/25/2035(2)	379,930
100,640	Option One Mortgage Loan Trust 0.69%, 02/25/2035(2)	99,293
120,786	Oscar US Funding Trust 1.00%, 08/15/2017(1)	120,869
	Prestige Automotive Receivables Trust
285,000	1.33%, 05/15/2019(1)	285,661
150,000	3.25%, 07/15/2019(1)	151,863
81,121	Residential Asset Mortgage Products Trust 0.60%, 11/25/2035(2)	79,976

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

$ 69,250	Residential Asset Securities Corp. 0.48%, 03/25/2036(2)	$68,251
348,333	Residential Funding Mortgage Securities, Inc. 3.18%, 02/25/2036(2)	321,352
	Santander Drive Automotive Receivables Trust
100,000	1.82%, 05/15/2019	100,478
309,709	3.01%, 04/16/2018	311,955
141,507	3.78%, 11/15/2017	142,224
100,020	3.82%, 08/15/2017	100,412
107,856	Skopos Auto Receivables Trust 3.10%, 12/15/2023(1)	107,856
61,476	Soundview Home Loan Trust 0.61%, 11/25/2035(2)	60,770
155,000	Springleaf Funding Trust 2.41%, 12/15/2022(1)	155,454
111,438	Structured Asset Securities Corp. 0.34%, 02/25/2036(2)	110,474
248,454	Thornburg Mortgage Securities Trust 2.23%, 04/25/2045(2)	249,102
266,083	Towd Point Mortgage Trust 3.00%, 03/25/2054	266,171
170,000	Wachovia Bank Commercial Mortgage Trust 5.26%, 10/15/2044(1)(2)	169,755
85,931	Wells Fargo Home Equity Trust 0.60%, 04/25/2035(2)	85,708
250,000	Westlake Automobile Receivables Trust 3.40%, 01/15/2021(1)	250,773
340,000	World Omni Automotive Receivables Trust 1.06%, 09/16/2019	339,293

		23,466,198

	Total Asset & Commercial Mortgage Backed Securities (cost $25,563,750)	25,429,309

Corporate Bonds - 2.8%
	Argentina - 0.2%
700,000	YPF S.A. 8.50%, 07/28/2025(3)	674,380

	Australia - 0.1%
175,000	Macquarie Bank, Ltd. 4.00%, 07/29/2025	174,538
200,000	QBE Insurance Group Ltd. 6.75%, 12/02/2044(2)(3)	210,004

		384,542

	Austria - 0.1%
EUR 200,000	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 8.13%, 10/30/2023(3)	269,327

	Belgium - 0.1%
100,000	AG Insurance S.A. 3.50%, 06/30/2047(2)(3)	102,455
350,000	KBC Groep N.V. 5.63%, 03/19/2019(2)(3)(4)	385,349

		487,804

	Denmark - 0.1%
200,000	Danske Bank AS 5.75%, 04/06/2020(2)(3)(4)	224,318
100,000	Nykredit Realkredit AS 4.00%, 06/03/2036(2)(3)	108,727

		333,045

	France - 0.4%
200,000	Credit Agricole Assurances S.A. 4.25%, 01/13/2025(2)(3)(4)	219,518
$ 200,000	Credit Agricole S.A. 8.13%, 09/19/2033(2)(3)	223,062

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

$ 125,000	Natixis 10.00%, 04/29/2049(3)(4)	$145,937
EUR 300,000	SCOR SE 3.88%, 10/01/2025(2)(3)(4)	335,840
	Societe Generale S.A.
$ 400,000	6.00%, 01/27/2020(2)(3)(4)	379,000
EUR 100,000	6.75%, 04/07/2021(2)(3)(4)	112,478

		1,415,835

	Germany - 0.1%
$ 350,000	Commerzbank AG 8.13%, 09/19/2023(3)	408,296

	Guernsey - 0.1%
285,000	Credit Suisse Group Funding Guernsey Ltd. 4.88%, 05/15/2045(1)	281,970

	Hong Kong - 0.1%
200,000	AIA Group Ltd. 3.20%, 03/11/2025(3)	194,334

	Ireland - 0.2%
200,000	Aquarius Invest. plc Swiss Reinsurance Co., Ltd. 6.38%, 09/01/2024(2)(3)	208,579
EUR 250,000	Baggot Securities Ltd. 10.24%, 08/31/2015(3)(4)	283,143
200,000	Bank of Ireland 1.25%, 04/09/2020(3)	219,587
$ 200,000	Willow No 2 Ireland plc for Zurich Insurance Co., Ltd. 4.25%, 10/01/2045(2)(3)	188,106

		899,415

	Italy - 0.2%
EUR 150,000	Banca Popolare di Milano Scarl 4.25%, 01/30/2019(3)	175,489
	Intesa Sanpaolo S.p.A.
$ 200,000	5.25%, 01/12/2024	216,801
EUR 250,000	9.50%, 06/01/2016(2)(3)(4)	290,350
300,000	Intesa Sanpaolo Vita S.p.A. 4.75%, 12/17/2024(2)(3)(4)	335,203

		1,017,843

	Netherlands - 0.2%
$ 225,000	ABN Amro Bank N.V. 6.25%, 04/27/2022(3)	253,447
EUR 100,000	Achmea B.V. 6.00%, 04/04/2043(2)(3)	126,018
$ 280,000	ING Groep N.V. 6.00%, 04/16/2020(2)(4)	280,875

		660,340

	Spain - 0.1%
EUR 200,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%, 02/19/2019(2)(3)(4)	224,043
100,000	Banco Santander S.A. 6.25%, 03/12/2019(2)(3)(4)	110,100
100,000	Bankia S.A. 4.13%, 03/24/2036	140,707
$ 100,000	BBVA International Preferred SAU 5.92%, 04/18/2017(2)(4)	102,625

		577,475

	Switzerland - 0.2%
EUR 200,000	Credit Suisse Group AG 5.75%, 09/18/2025(2)(3)	248,730
	UBS AG
$ 275,000	4.75%, 05/22/2023(2)(3)	281,567
250,000	5.13%, 05/15/2024(3)	253,225

		783,522

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

	United Kingdom - 0.6%
$ 200,000	Abbey National Treasury Services plc 4.00%, 03/13/2024	$207,772
300,000	Barclays plc 3.65%, 03/16/2025	287,647
GBP 200,000	Coventry Building Society 6.38%, 11/01/2019(2)(3)(4)	304,131
$ 275,000	HSBC Holdings plc 5.63%, 01/17/2020(2)(4)	275,000
350,000	Lloyds Banking Group plc 7.50%, 06/27/2024(2)(4)	364,875
GBP 400,000	Nationwide Building Society 6.88%, 06/20/2019(2)(3)(4)	627,784
$ 200,000	Royal Bank of Scotland plc 5.63%, 08/24/2020	225,526

		2,292,735

	United States - 0.0%
15,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/2036	17,135

	Total Corporate Bonds (cost $11,172,230)	10,697,998

Foreign Government Obligations - 7.7%
	Argentina - 0.2%
750,000	City of Buenos Aires Argentina 8.95%, 02/19/2021(3)	766,875

	Brazil - 1.2%
	Brazil Notas do Tesouro Nacional Series F
BRL 12,528,000	10.00%, 01/01/2021	3,279,333
5,066,000	10.00%, 01/01/2025	1,255,299

		4,534,632

	Germany - 0.7%
EUR 2,365,886	Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2023(3)(5)	2,757,588

	Greece - 0.2%
	Hellenic Republic Government Bond
75,450,000	0.00%, 10/15/2042(2)	364,597
125,000	3.00%, 02/24/2028(2)(3)	67,646
300,000	3.00%, 02/24/2032(2)(3)	152,185
350,000	3.00%, 02/24/2035(2)(3)	172,782
425,000	3.00%, 02/24/2037(2)(3)	208,150

		965,360

	Italy - 0.6%
	Italy Buoni Poliennali Del Tesoro
1,342,372	2.10%, 09/15/2017(3)(5)	1,539,927
572,891	2.55%, 09/15/2041(3)(5)	787,384

		2,327,311

	Japan - 1.0%
	Japanese Government CPI Linked Bond
JPY 148,585,800	0.10%, 09/10/2023(5)	1,273,533
316,600,000	0.10%, 09/10/2024(5)	2,730,191

		4,003,724

	Mexico - 0.3%
	Mexican Udibonos
MXN 6,288,574	4.00%, 11/15/2040(5)	416,712
11,023,767	4.50%, 11/22/2035(5)	791,625

		1,208,337

	New Zealand - 1.1%
	New Zealand Government Bond
NZD 3,662,535	2.00%, 09/20/2025(3)(5)	2,453,075
2,274,840	3.00%, 09/20/2030(3)(5)	1,692,056

		4,145,131

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

	Norway - 0.2%
NOK 6,875,000	Norway Government Bond 3.00%, 03/14/2024(3)	$945,429

	Portugal - 0.5%
	Portugal Obrigacoes do Tesouro OT
EUR 275,000	3.88%, 02/15/2030(1)(3)	337,372
925,000	4.10%, 04/15/2037(1)(3)	1,156,988
350,000	5.65%, 02/15/2024(1)(3)	486,788

		1,981,148

	Singapore - 0.5%
SGD 2,375,000	Singapore Government Bond 3.00%, 09/01/2024	1,791,832

	South Korea - 0.9%
KRW 4,037,947,095	Inflation Linked Korea Treasury Bond 1.13%, 06/10/2023(5)	3,345,179

	Supranational - 0.1%
INR 20,360,000	International Finance Corp. 8.25%, 06/10/2021	339,496

	Sweden - 0.2%
SEK 4,967,001	Sweden Inflation Linked Bond 3.50%, 12/01/2028(5)	881,217

	Total Foreign Government Obligations (cost $34,351,035)	29,993,259

U.S. Government Agencies - 5.1%
	United States - 5.1%
	FHLMC - 1.1%
$ 400,000	3.00%, 09/01/2045(6)	400,250
460,000	3.49%, 10/25/2027(2)	445,681
1,000,000	3.50%, 08/01/2045(6)	1,035,797
1,120,000	4.09%, 12/25/2027(2)	1,112,660
350,000	4.44%, 11/25/2023(2)	353,018
725,000	4.69%, 02/25/2024(2)	740,001

		4,087,407

	FNMA - 3.0%
5,000	2.44%, 01/01/2023	4,999
1,650,000	2.50%, 08/01/2030(6)	1,674,750
4,782	2.66%, 09/01/2022	4,878
30,000	2.76%, 05/01/2021	30,952
4,872	2.78%, 04/01/2022	5,010
282,821	2.83%, 06/01/2022	291,723
4,702	2.98%, 01/01/2022	4,888
700,000	3.00%, 08/01/2045(6)	704,309
700,000	3.00%, 09/01/2045(6)	702,340
4,784	3.20%, 04/01/2022	5,032
30,000	3.21%, 05/01/2023	31,446
20,000	3.34%, 04/01/2024	20,919
339,936	3.37%, 07/01/2025	354,075
132,539	3.42%, 04/01/2024	139,411
4,963	3.45%, 01/01/2024	5,238
4,961	3.47%, 01/01/2024	5,243
2,200,000	3.50%, 08/01/2045(6)	2,282,878
800,000	3.50%, 09/01/2045(6)	827,919
193,956	3.65%, 08/01/2023	208,506
14,772	3.67%, 08/01/2023	15,900
5,000	3.70%, 10/01/2023	5,366
5,000	3.76%, 03/01/2024	5,379
293,256	3.78%, 10/01/2023	317,915
195,364	3.81%, 11/01/2023	212,203
10,000	3.86%, 12/01/2025	10,807
5,000	3.86%, 11/01/2023	5,415
19,506	3.87%, 10/01/2025	21,086
29,662	3.89%, 05/01/2030	32,049
25,000	3.93%, 10/01/2023	27,497

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

$ 9,845	3.96%, 05/01/2034	$10,778
5,000	3.97%, 05/01/2029	5,376
14,467	4.06%, 10/01/2028	16,051
1,500,000	4.50%, 08/13/2045	1,627,324
1,000,000	5.00%, 08/13/2045	1,105,938
277,741	5.14%, 10/01/2024	326,206
100,000	6.00%, 08/01/2045(6)	113,497
262,881	7.27%, 02/01/2031	325,404

		11,488,707

	GNMA - 1.0%
500,000	3.00%, 08/01/2045(6)	508,516
700,000	3.50%, 08/01/2045(6)	731,062
1,000,000	4.00%, 08/01/2045(6)	1,061,895
300,000	4.00%, 08/01/2045(6)	319,406
300,000	4.50%, 08/01/2045(6)	323,274
1,000,000	6.00%, 08/01/2045(6)	1,128,403

		4,072,556

	Total U.S. Government Agencies (cost $19,537,024)	19,648,670

U.S. Government Securities - 4.2%
	United States - 4.2%
	U.S. Treasury Bonds - 1.1%
646,356	0.63%, 02/15/2043(5)	579,802
2,545,107	3.38%, 04/15/2032(5)	3,597,549

		4,177,351

	U.S. Treasury Notes - 3.1%
8,706,283	0.13%, 04/15/2020(5)	8,696,079
3,605,280	0.13%, 01/15/2023(5)	3,526,977

		12,223,056

	Total U.S. Government Securities (cost $16,650,265)	16,400,407

Common Stocks - 60.3%
	Australia - 0.6%
10,436	ALE Property Group REIT	27,843
2,172	BHP Billiton Ltd. ADR	83,340
24,708	Buru Energy Ltd.*	6,948
26,083	Dick Smith Holdings Ltd.	38,077
2,121	Domino’s Pizza Enterprises Ltd.	62,555
765,112	Evolution Mining Ltd.	556,800
17,916	Folkestone Education Trust REIT	29,727
17,412	Generation Healthcare REIT	22,203
13,850	Goodman Group REIT	66,052
4,380	GPT Group REIT	14,723
2,606	GrainCorp Ltd. Class A	16,970
302,713	Kingsgate Consolidated Ltd.*	141,010
948,010	Mirabela Nickel Ltd.*	67,975
25,031	New South Resources Ltd.*	30,606
12,831	Nufarm Ltd.	72,265
313,185	OceanaGold Corp.	541,192
29,103	Orora Ltd.	49,511
13,618	Santos Ltd.	73,424
12,716	Treasury Wine Estates Ltd.	53,434
12,268	Westfield Corp. REIT	89,726
2,478	Woolworths Ltd.	51,698

		2,096,079

	Austria - 0.2%
409	Schoeller-Bleckmann Oilfield Equipment AG	23,132
54,935	Wienerberger AG	907,468

		930,600

	Belgium - 0.2%
3,998	Anheuser-Busch InBev N.V. ADR	477,961

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

5,348	Ontex Group N.V.	$162,635
1,422	UCB S.A.	110,030
1,480	Umicore S.A.	64,789

		815,415

	Brazil - 0.1%
9,800	BRF S.A.	205,706
2,774	BRF S.A. ADR	58,004
8,392	Cosan Ltd. Class A	39,443
3,495	SLC Agricola S.A.	17,965

		321,118

	British Virgin Islands - 0.1%
73,373	Atlas Mara Ltd.*	447,942

	Canada - 1.4%
1,034	Agrium, Inc.	105,784
13,934	Alamos Gold, Inc. Class A*	45,286
6,127	AuRico Metals, Inc.*	2,561
9,272	Bank of Nova Scotia	455,075
2,139	BCE, Inc.	88,039
373	Brookfield Asset Management, Inc. Class A	12,992
33,292	Callidus Capital Corp.*	352,304
16,629	Cameco Corp.	228,316
1,066	Canadian Apartment Properties REIT	22,847
14,370	Canadian Imperial Bank of Commerce	1,026,892
2,785	Canadian Natural Resources Ltd.	67,972
81,656	Centerra Gold, Inc.	408,327
12,110	EcoSynthetix, Inc.*	15,741
3,806	Enbridge, Inc.	165,789
12,623	First National Financial Corp.	177,399
3,226	Gildan Activewear, Inc.	104,043
1,969	Goldcorp, Inc.	26,148
1,506	IMAX Corp.*	56,340
1,602	Imperial Oil Ltd.	59,306
1,405	lululemon athletica, Inc.*	88,318
24,323	Lundin Mining Corp.*	87,419
1,725	Methanex Corp.	77,780
25,605	National Bank of Canada	895,495
3,884	Potash Corp. of Saskatchewan, Inc.	105,664
5,480	Quebecor, Inc. Class B	129,599
13,950	Strad Energy Services Ltd.	29,439
15,522	SunOpta, Inc.*	166,085
1,695	TELUS Corp.	57,867
243,068	Timmins Gold Corp.*	74,341
4,565	TransCanada Corp.	177,477
25,327	Trinidad Drilling Ltd.	62,937
3,523	Veresen, Inc.	39,867

		5,413,449

	Cayman Islands - 0.0%
4,917	Cheung Kong Infrastructure Holdings Ltd.*	40,973

	China - 2.9%
9,765	21Vianet Group, Inc. ADR*	197,839
33,615	AAC Technologies Holdings, Inc.	190,569
148,902	Agricultural Bank of China Ltd. Class H	67,170
4,688	Alibaba Group Holding Ltd. ADR*	367,258
19,193	Anhui Expressway Co., Ltd. Class H	16,642
33,000	ANTA Sports Products Ltd.	84,589
5,617	Baidu, Inc. ADR*	969,831
120,308	Bank of China Ltd. Class H	65,741
83,430	Bank of Communications Co., Ltd. Class H	73,331
22,468	China BlueChemical Ltd. Class H	7,297
90,354	China CITIC Bank Corp. Ltd. Class H*	64,405
26,301	China Coal Energy Co., Ltd. Class H	12,832
292,371	China Construction Bank Class H	238,506
22,435	China COSCO Holdings Co., Ltd. Class H*	11,453
119,228	China Everbright Bank Co., Ltd. Class H	66,395

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

336,970	China Lesso Group Holdings Ltd.	$264,074
64,834	China Life Insurance Co., Ltd. Class H	238,800
36,240	China Longyuan Power Group Corp. Ltd. Class H	41,473
102,780	China Mengniu Dairy Co., Ltd.	464,693
59,400	China Minsheng Banking Corp. Ltd. Class H	66,778
17,160	China Molybdenum Co., Ltd. Class H	11,079
7,749	China Oilfield Services Ltd. Class H	9,487
15,426	China Pacific Insurance Group Co., Ltd. Class H	64,666
11,733	China Railway Group Ltd. Class H	10,007
33,969	China Shipping Container Lines Co., Ltd. Class H*	10,642
17,165	China Shipping Development Co., Ltd. Class H	10,420
30,119	ChinaCache International Holdings Ltd.	310,828
18,707	CITIC Securities Co., Ltd. Class H	51,130
137,424	Cowell e Holdings, Inc.*	92,534
14,497	CSR Corp., Ltd. Class H	18,264
30,324	Dalian Port PDA Co., Ltd. Class H	10,435
27,903	Datang International Power Generation Co., Ltd. Class H	12,055
154,190	Dongfeng Motor Group Co., Ltd. Class H	177,365
7,165	ENN Energy Holdings Ltd.	47,549
16,770	First Tractor Co., Ltd. Class H	11,364
36,405	Fosun International Ltd.	76,601
6,905	Great Wall Motor Co., Ltd. Class H	22,815
45,905	Guangzhou Automobile Group Co., Ltd. Class H	36,739
26,094	Haitong Securities Co., Ltd. Class H	47,213
5,612	Hollysys Automation Technologies Ltd.	119,423
1,094,480	Huadian Fuxin Energy Corp. Ltd. Class H	472,657
275,507	Industrial & Commercial Bank of China Ltd. Class H	189,270
212,212	Lenovo Group Ltd.	230,003
16,919	Luoyang Glass Co., Ltd. Class H*	9,285
534,630	Maoye International Holdings Ltd.	79,120
34,588	Metallurgical Corp. of China Ltd. Class H	11,543
26,670	Nanjing Panda Electronics Co., Ltd. Class H	21,175
1,423	NetEase, Inc. ADR	197,271
13,103	New China Life Insurance Co., Ltd. Class H	56,317
36,339	New Oriental Education & Technology Group, Inc. ADR*	813,994
25,270	Noah Holdings Ltd. ADR*	577,420
12,649	PetroChina Co., Ltd. Class H	12,461
12,106	Ping An Insurance Group Co. of China Ltd. Class H	69,665
1,514	Qihoo 360 Technology Co., Ltd. ADR*	93,883
15,516	Shanghai Electric Group Co., Ltd. Class H	9,579
21,500	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	63,859
16,706	Shenzhen Expressway Co., Ltd. Class H	12,306
28,021	Sichuan Expressway Co., Ltd. Class H	10,629
29,647	Sinopec Oilfield Service Corp. Class H*	9,319
185,000	Sinotrans Ltd. Class H	113,793
213,647	Sunny Optical Technology Group Co., Ltd.	411,467
123,457	TCL Communication Technology Holdings Ltd.	95,928
126,989	Tencent Holdings Ltd.	2,365,886
14,205	Tianjin Capital Environmental Protection Group Co., Ltd. Class H	8,881
5,103	Tsingtao Brewery Co., Ltd. Class H	27,196
7,173	Vipshop Holdings Ltd. ADR*	139,802
151,190	Xingda International Holdings Ltd.	36,860
15,438	Yanzhou Coal Mining Co., Ltd. Class H	8,803
910,398	Zhaojin Mining Industry Co., Ltd. Class H	423,910
19,166	Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	9,636

		11,242,210

	Denmark - 0.3%
9,778	DSV A/S	334,696
757	GronlandsBANKEN A/S	68,405
10,958	Jyske Bank AS*	572,526

		975,627

	Egypt - 0.1%
452,734	Centamin plc	391,232

	Finland - 0.0%
2,868	Elisa Oyj	96,604

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

1,658	Kemira Oyj	$21,415
1,517	Tikkurila Oyj	29,257

		147,276

	France - 2.1%
32,750	Air France-KLM*	234,283
2,387	Airbus Group SE	169,442
514	Arkema S.A.	40,053
20,612	AXA S.A.	542,821
7,525	BNP Paribas S.A.	489,481
5,169	Carrefour S.A.	177,431
27,843	Cie de Saint-Gobain	1,319,126
82,829	Coface S.A.*	815,176
39,124	Credit Agricole S.A.	615,601
825	Essilor International S.A.	105,666
4,693	GDF Suez	90,000
63,064	Groupe Eurotunnel S.A.	906,031
37	Hermes International	14,389
1,455	Legrand S.A.	89,507
763	LVMH Moet Hennessy Louis Vuitton SE	142,726
7,371	Rexel S.A.	116,084
48,941	Suez Environnement Co.	938,011
1,052	Technip S.A.	59,778
1,511	Total S.A. ADR	74,477
225	Unibail-Rodamco SE REIT	59,806
18,047	Vinci S.A.	1,156,595

		8,156,484

	Germany - 1.6%
5,548	Bayerische Motoren Werke AG	556,330
2,431	Brenntag AG	135,188
1,948	Deutsche Annington Immobilien SE	60,777
277	Deutsche Euroshop AG	12,380
3,330	Deutsche Telekom AG	60,214
41,737	Deutsche Wohnen AG	1,029,741
5,194	E.ON SE	68,593
834	HeidelbergCement AG	63,518
7,513	Hornbach Holding AG (Preference Shares)	614,711
10,304	LEG Immobilien AG*	749,850
585	Linde AG	110,409
11,932	Rheinmetall AG	649,412
3,200	Siltronic AG*	115,624
30,630	TUI AG	523,734
7,377	Volkswagen AG (Preference Shares)	1,479,628
2,784	Zalando SE*(1)	94,906

		6,325,015

	Greece - 1.1%
37,140	Aegean Airlines S.A.(7)(8)	218,963
888,040	Alpha Bank A.E.*(7)(8)	246,001
189,204	Ellaktor S.A.*(7)(8)	315,654
2,612,365	Eurobank Ergasias S.A.*(7)(8)	317,989
96,335	Frigoglass SAIC*(7)(8)	188,445
111,003	Grivalia Properties REIC(7)(8)	793,163
40,413	Hellenic Exchanges - Athens Stock Exchange S.A. Holding(7)(8)	169,050
124,598	Hellenic Telecommunications Organization S.A.(7)(8)	947,887
100,636	OPAP S.A.(7)(8)	727,710
830,832	Piraeus Bank S.A.*(7)(8)	272,207

		4,197,069

	Hong Kong - 0.9%
36,330	AIA Group Ltd.	236,310
59,674	Asian Citrus Holdings Ltd.*	9,459
13,361	ASM Pacific Technology Ltd.	120,873
76,825	Brilliance China Automotive Holdings Ltd.	101,765
11,800	Cheung Kong Infrastructure Holdings Ltd.	102,609
24,956	China Merchants Holdings International Co., Ltd.	91,224
136,370	China Resources Gas Group Ltd.	415,744

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

191,450	China Unicom Hong Kong Ltd.	$268,699
13,248,508	G-Resources Group Ltd.*	384,894
168,000	Global Brands Group Holding Ltd.*	37,229
230,505	Guangdong Investment Ltd.	312,579
33,243	Hong Kong & China Gas Co., Ltd.	67,815
11,121	Link REIT	65,381
8,730	MGM China Holdings Ltd.	18,498
512,770	Mongolian Mining Corp.*	16,196
32,950	Nine Dragons Paper Holdings Ltd.	24,308
328,000	Pacific Basin Shipping Ltd.	112,816
143,770	PAX Global Technology Ltd.*	229,545
92,310	Sands China Ltd.	407,389
1,064,518	Tongda Group Holdings Ltd.	179,610
514,570	Xinyi Glass Holdings Ltd.	269,828

		3,472,771

	Hungary - 0.0%
300	Wizz Air Holdings plc*(1)	7,726

	India - 4.1%
173,773	Apollo Tyres Ltd.	548,219
14,795	Arvind Infrastructure Ltd.(7)(8)	16,178
139,727	Arvind Ltd.	693,337
8,787	Bajaj Auto Ltd.	346,032
175,510	Bank of Baroda	485,869
156,247	Bharat Heavy Electricals Ltd.	677,345
48,045	Bharat Petroleum Corp. Ltd.	694,539
13,882	Bharti Infratel Ltd.	96,919
93,730	Canara Bank	403,985
29,094	Ceat Ltd.	415,065
107,170	Coal India Ltd.	732,996
15,346	Container Corp. Of India Ltd.	392,947
113,453	Engineers India Ltd.	427,201
106,082	Exide Industries Ltd.	241,772
45,852	GAIL India Ltd.	253,677
35,522	Gateway Distriparks Ltd.	205,341
187,485	Gujarat State Fertilisers & Chemicals Ltd.	213,530
60,805	HCL Technologies Ltd.	946,667
19,723	Idea Cellular Ltd.	53,276
59,192	Indian Oil Corp. Ltd.	398,326
15,382	Indraprastha Gas Ltd.	116,096
33,414	Infosys Ltd.	562,039
14,668	Ipca Laboratories Ltd.	154,405
140,652	IRB Infrastructure Developers Ltd.	538,641
258,677	Jammu & Kashmir Bank Ltd.	419,714
502	MRF Ltd.	319,741
306,396	NTPC Ltd.	645,200
93,485	Oil & Natural Gas Corp. Ltd.	397,640
13,377	Oil India Ltd.	90,183
13,442	PC Jeweller Ltd.	96,208
144,709	Power Grid Corp. of India Ltd.	320,212
168,950	Punjab National Bank	397,881
215,274	Redington India Ltd.	395,642
51,987	Sun TV Network Ltd.	273,077
19,983	Tata Chemicals Ltd.	152,468
19,211	Tata Consultancy Services Ltd.	752,267
73,391	Tata Motors Ltd.	438,969
369,454	Tata Power Co., Ltd.	394,038
230,200	Union Bank of India	632,673
62,119	Wipro Ltd.	552,239

		15,892,554

	Indonesia - 0.2%
1,607,169	Bank Tabungan Pensiunan Nasional Tbk PT*	374,244
14,497	Bumitama Agri Ltd.	9,775
745,600	Media Nusantara Citra Tbk PT	112,627
336,700	Telekomunikasi Indonesia Persero Tbk PT	73,071

		569,717

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

	Ireland - 1.3%
178,454	C&C Group plc	$695,363
343,300	Cairn Homes plc*	409,077
44,456	CRH plc	1,322,129
1,970	FBD Holdings plc	16,551
1,240	Fleetmatics Group Ltd.*	59,359
13,248	Greencore Group plc	65,459
506,522	Hibernia plc REIT	731,519
323,372	Irish Residential Properties plc REIT	403,592
352	Paddy Power plc	31,388
71,222	Permanent TSB Group Holdings plc*	412,452
33,619	Smurfit Kappa Group plc	1,011,017

		5,157,906

	Israel - 0.7%
12,530	Azrieli Group	520,198
112,644	Bezeq The Israeli Telecommunication Corp. Ltd.	207,743
122,208	Harel Insurance Investments & Financial Services Ltd.	603,889
626,191	Israel Discount Bank Ltd. Class A*	1,264,575
2,462	Teva Pharmaceutical Industries Ltd. ADR	169,927

		2,766,332

	Italy - 1.0%
44,866	Anima Holding S.p.A.(1)	459,761
37,284	Assicurazioni Generali S.p.A.	734,765
9,110	Banca Generali S.p.A.	299,752
72,566	Banca Popolare dell-Emilia Romagna Scrl*	638,818
8,407	Buzzi Unicem S.p.A.	143,520
53,858	Enel Green Power S.p.A.	111,878
9,704	Eni S.p.A.	169,826
54,537	FinecoBank Banca Fineco S.p.A.*	434,402
57,070	Finmeccanica S.p.A.*	822,330
10,549	Snam S.p.A.	51,910

		3,866,962

	Japan - 6.5%
4,360	Aeon Delight Co., Ltd.	141,627
15,550	Aizawa Securities Co., Ltd.	105,927
10,545	Alps Electric Co., Ltd.	332,368
15,881	Amada Co., Ltd.	155,555
6,510	Amano Corp.	90,561
5,100	Asahi Group Holdings Ltd.	170,921
4,955	Asahi Kasei Corp.	37,640
6,900	Bandai Namco Holdings, Inc.	152,947
9,000	COOKPAD, Inc.	185,542
3,729	CyberAgent, Inc.	160,386
6,906	Daifuku Co., Ltd.	99,778
4,500	Daiichi Sankyo Co., Ltd.	92,147
3,560	Daiichikosho Co., Ltd.	139,977
1,700	Daito Trust Construction Co., Ltd.	179,525
4,000	Dena Co., Ltd.	79,466
1,778	Disco Corp.	137,385
1,240	East Japan Railway Co.	122,323
2,100	Eisai Co., Ltd.	137,056
220	Fast Retailing Co., Ltd.	108,833
6,900	Fuji Media Holdings, Inc.	89,004
141,270	Fujitsu Ltd.	741,096
8,440	Funai Electric Co., Ltd.	93,853
35	GLP J-REIT	33,685
7,360	GMO Payment Gateway, Inc.	240,871
4,600	Hakuhodo DY Holdings, Inc.	51,396
3,610	HI-LEX Corp.	115,893
20,800	Hitachi Ltd.	134,759
5,310	Hitachi Metals Ltd.	78,944
6,280	Hitachi Transport System Ltd.	113,205
12,650	Hosiden Corp.	77,867
4,725	Inaba Denki Sangyo Co., Ltd.	160,943
7,600	Inpex Corp.	82,580

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

2,781	Iriso Electronics Co., Ltd.	$184,417
4,700	Japan Aviation Electronics Industry Ltd.	104,493
5,820	Japan Digital Laboratory Co., Ltd.	85,171
4,900	Japan Petroleum Exploration Co., Ltd.	153,297
6,370	JGC Corp.	108,788
2,050	JSR Corp.	34,113
16,351	Kakaku.com, Inc.	259,902
2,605	Kansai Electric Power Co., Inc.*	35,322
2,290	Kato Sangyo Co., Ltd.	52,775
5,340	KDDI Corp.	135,562
7,301	Kenedix, Inc.	28,535
1,002	Keyence Corp.	504,743
9,460	Kinden Corp.	126,087
6,104	Kubota Corp.	104,394
7,170	Kuroda Electric Co., Ltd.	136,772
6,520	Kyokuto Securities Co., Ltd.	95,351
5,755	Kyushu Electric Power Co., Inc.*	81,551
36,250	Leopalace21 Corp.*	198,228
21,265	M3, Inc.	501,098
2,120	Mabuchi Motor Co., Ltd.	126,852
10,800	Makino Milling Machine Co., Ltd.	94,008
3,560	Maruichi Steel Tube Ltd.	91,725
9,780	Mazda Motor Corp.	191,840
7,400	Melco Holdings, Inc.	129,309
12,039	Minebea Co., Ltd.	188,272
4,810	Mitsubishi Chemical Holdings Corp.	31,393
24,160	Mitsubishi Electric Corp.	259,484
7,600	Mitsubishi Heavy Industries Ltd.	40,182
31,060	Mitsubishi Materials Corp.	112,439
101,850	Mitsubishi UFJ Financial Group, Inc.	741,171
2,840	Mitsui Fudosan Co., Ltd.	80,785
36,700	Mitsui OSK Lines Ltd.	110,070
89,700	Mizuho Financial Group, Inc.	195,592
3,455	MonotaRO Co., Ltd.	181,851
5,306	Murata Manufacturing Co., Ltd.	786,097
9,000	Namura Shipbuilding Co., Ltd.	78,149
6,930	NGK Spark Plug Co., Ltd.	183,450
5,660	Nichicon Corp.	41,356
4,021	Nidec Corp.	359,503
4,473	Nintendo Co., Ltd.	785,640
5,920	Nippo Corp.	104,136
5,350	Nippon Ceramic Co., Ltd.	71,713
10,850	Nippon Express Co., Ltd.	57,356
2,205	Nippon Paint Holdings Co., Ltd.	63,200
2,980	Nippon Shokubai Co., Ltd.	44,011
17,500	Nippon Telegraph & Telephone Corp.	673,973
3,209	Nippon Telegraph & Telephone Corp. ADR	123,964
32,640	Nippon Television Holdings, Inc.	614,779
18,031	Nissan Motor Co., Ltd.	171,556
5,900	Nissin Kogyo Co., Ltd.	92,436
6,930	NSD Co., Ltd.	93,063
9,765	NTT DoCoMo, Inc.	206,191
2,762	Obic Co., Ltd.	131,043
6,200	Olympus Corp.	237,233
400	Ono Pharmaceutical Co., Ltd.	48,191
380	Oriental Land Co., Ltd.	24,102
3,390	Pal Co., Ltd.	106,970
23,400	PanaHome Corp.	147,262
3,250	Paramount Bed Holdings Co., Ltd.	97,049
37,506	Rakuten, Inc.	602,722
19,600	Ricoh Co., Ltd.	193,369
4,456	Rohm Co., Ltd.	257,639
16,330	San-In Godo Bank Ltd.	165,271
3,360	Sankyo Co., Ltd.	127,441
21,074	SCREEN Holdings Co., Ltd.	110,740
2,981	SCSK Corp.	106,672
2,487	Sekisui House Ltd.	36,945

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

9,751	Seven & I Holdings Co., Ltd.	$449,924
9,990	Shikoku Electric Power Co., Inc.	168,114
5,660	Shin-Etsu Chemical Co., Ltd.	338,468
115,830	Shinsei Bank Ltd.	253,060
7,710	Shionogi & Co., Ltd.	307,165
42,000	Showa Denko KK	51,774
3,470	SoftBank Group Corp.	191,801
6,561	Sony Corp.*	185,981
47,440	Sony Financial Holdings, Inc.	906,861
3,500	Star Micronics Co., Ltd.	53,582
45,079	Sumco Corp.	450,074
13,780	Sumitomo Electric Industries Ltd.	205,524
10,420	Sumitomo Mitsui Financial Group, Inc.	469,879
460	Sysmex Corp.	29,767
52,640	T&D Holdings, Inc.	801,588
7,900	Tachi-S Co., Ltd.	109,377
7,700	Taihei Dengyo Kaisha Ltd.	79,648
3,290	Taikisha Ltd.	73,174
3,865	Takeda Pharmaceutical Co., Ltd.	194,453
10,300	Takuma Co., Ltd.	67,087
4,476	TDK Corp.	312,982
4,865	Tenma Corp.	79,264
6,121	THK Co., Ltd.	118,578
5,610	Tokai Rika Co., Ltd.	140,957
7,270	Tokio Marine Holdings, Inc.	302,745
9,930	Tokyo Gas Co., Ltd.	53,613
1,820	Tokyo Ohka Kogyo Co., Ltd.	49,816
5,580	Topcon Corp.	125,152
7,200	Toyo Tire & Rubber Co., Ltd.	157,799
8,040	Toyota Industries Corp.	445,062
4,250	TS Tech Co., Ltd.	119,855
12,520	TV Asahi Holdings Corp.	196,123
5,960	Ushio, Inc.	73,020
3,680	Wellnet Corp.	90,319
4,020	Xebio Co., Ltd.	75,939
2,730	Yamato Holdings Co., Ltd.	60,505
3,880	Yamato Kogyo Co., Ltd.	91,089
13,340	Yamazen Corp.	112,209
5,225	Yondoshi Holdings, Inc.	111,336

		25,196,518

	Jersey - 0.2%
118,070	Highland Gold Mining Ltd.	80,207
10,029	Randgold Resources Ltd. ADR	605,451

		685,658

	Kenya - 0.0%
245,600	Safaricom Ltd.	34,538

	Luxembourg - 0.3%
37,541	BRAAS Monier Building Group S.A.	1,038,157
7,046	SES S.A.	217,909

		1,256,066

	Malaysia - 0.3%
2,103,277	AirAsia Bhd	747,930
323,235	AMMB Holdings Bhd	472,170
4,255	Kuala Lumpur Kepong Bhd	24,476
28,537	Telekom Malaysia Bhd	48,882

		1,293,458

	Mauritius - 0.2%
919,020	CIEL Ltd.	178,602
75,994	MCB Group Ltd.	482,740

		661,342

	Mexico - 0.1%
9,408	Corp. Inmobiliaria Vesta S.A.B. de C.V.	15,823
6,590	Mexichem S.A.B. de C.V.	19,305

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

69,400	Unifin Financiera SAPI de C.V.*	$156,352

		191,480

	Netherlands - 1.5%
11,156	Akzo Nobel N.V.	798,268
3,680	Cnova N.V.*	18,584
2,320	Constellium N.V. Class A*	25,752
65,675	Delta Lloyd N.V.	1,165,943
7,123	Heineken N.V.	560,150
1,317	IMCD Group N.V.*	48,382
65,163	ING Groep N.V.*	1,108,237
325	NXP Semiconductors N.V.*	31,522
16,512	Royal Dutch Shell plc Class A	473,290
24,387	Van Lanschot N.V.	664,219
32,366	Wolters Kluwer N.V.	1,071,270

		5,965,617

	Norway - 0.3%
5,041	Petroleum Geo-Services ASA	22,953
5,358	Statoil ASA	90,329
221,048	Storebrand ASA*	890,360
7,969	Telenor ASA	175,047
1,208	TGS Nopec Geophysical Co. ASA	25,411
1,876	Yara International ASA	93,339

		1,297,439

	Panama - 0.0%
4,077	Avianca Holdings S.A. ADR*	35,633

	Romania - 0.0%
1,894	Electrica, S.A. GDR(1)	23,959

	Singapore - 1.0%
104,313	Ascendas REIT	183,912
1,365	Avago Technologies Ltd.	170,816
416,357	Capital and Commercial Trust REIT	432,333
12,276	First Resources Ltd.	16,984
20,600	Global Logistic Properties Ltd.	34,551
85,333	Golden Agri-Resources Ltd.	19,594
365,905	Keppel REIT	286,920
53,402	Keppel DC REIT*	42,236
132,166	Mapletree Commercial Trust REIT	131,540
233,278	Singapore Exchange Ltd.	1,356,207
109,293	Suntec REIT	135,640
66,231	United Overseas Bank Ltd.	1,072,185
59,116	Wilmar International Ltd.	137,851

		4,020,769

	South Africa - 0.0%
223	Lonmin plc*	181
1,082	Naspers Ltd. Class N	150,791

		150,972

	South Korea - 1.2%
555	CJ CheilJedang Corp.	195,305
7,290	Daewoo International Corp.	128,978
2,793	Doosan Corp.	244,725
3,959	Doosan Heavy Industries & Construction Co., Ltd.	67,940
9,586	Hyundai Development Co-Engineering & Construction	576,371
1,894	Hyundai Home Shopping Network Corp.	198,212
874	Hyundai Mobis Co., Ltd.	159,449
2,663	Koh Young Technology, Inc.	98,451
29,957	Korea Electric Power Corp.	1,295,308
31,694	LG Uplus Corp.	313,075
521	NAVER Corp.	233,034
2,103	NHN Entertainment Corp.*	101,966
2,459	Samsung Card Co., Ltd.	81,303
354	Samsung Electronics Co., Ltd.	359,153
1,860	SK Telecom Co., Ltd.	399,182

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

3,327	Suprema, Inc.*	$57,841

		4,510,293

	Spain - 0.7%
2,189	Almirall S.A.	43,049
103,193	CaixaBank S.A.	460,516
4,276	Gas Natural SDG S.A.	92,808
84,463	Iberdrola S.A.	595,738
2,091	Melia Hotels International S.A.	30,106
11,920	Tecnicas Reunidas S.A.	606,956
48,984	Telefonica S.A.	751,352

		2,580,525

	Sweden - 0.2%
1,270	Arcam AB*	18,917
5,569	Avanza Bank Holding AB	231,596
2,870	BillerudKorsnas AB	44,088
1,813	Electrolux AB Series B	52,047
2,083	Fastighets AB Balder Class B*	34,665
4,814	Hennes & Mauritz AB Class B	191,536
3,953	Lundin Petroleum AB*	57,311
16,379	TeliaSonera AB	99,539

		729,699

	Switzerland - 1.1%
10,429	ABB Ltd. ADR	211,500
537	Actelion Ltd.	79,413
546	Cie Financiere Richemont S.A.*	47,127
54,555	EFG International AG	635,148
21,515	Gategroup Holding AG*	794,945
934	Geberit AG	323,074
419	Holcim Ltd.*	29,153
9,038	Julius Baer Group Ltd.*	499,980
1,006	LafargeHolcim Ltd.*	69,671
1,293	Mobimo Holding AG	275,112
6,283	Oriflame Holding AG*	93,006
3,732	PSP Swiss Property AG	335,245
378	Roche Holding AG	109,213
169	Swisscom AG	98,292
542	Syngenta AG	223,288
23,513	UBS Group AG*	540,590

		4,364,757

	Taiwan - 1.6%
50,580	Adlink Technology, Inc.	138,335
27,375	Advantech Co., Ltd.	184,612
97,105	Aerospace Industrial Development Corp.*	117,212
14,567	AIC, Inc.	50,300
34,939	Airtac International Group	160,969
45,877	Catcher Technology Co., Ltd.	505,760
39,925	Chroma ATE, Inc.	81,014
47,959	Delta Electronics, Inc.	235,909
12,733	eMemory Technology, Inc.	142,512
51,338	Globalwafers Co., Ltd.	127,964
7,090	Hermes Microvision, Inc.	353,599
40,151	Hota Industrial Manufacturing Co., Ltd.	118,941
8,969	King Slide Works Co., Ltd.	103,882
142,935	King Yuan Electronics Co., Ltd.	96,411
4,852	Largan Precision Co., Ltd.	492,952
15,595	PChome Online, Inc.	216,690
91,347	Primax Electronics Ltd.	100,462
19,176	Silergy Corp.	181,173
23,225	Sporton International, Inc.	142,469
35,259	Superalloy Industrial Co., Ltd.	114,896
512,503	Taiwan Semiconductor Manufacturing Co., Ltd.	2,239,643
20,000	Tung Thih Electronic Co., Ltd.	111,597
97,065	Vanguard International Semiconductor Corp.	113,934
70,577	WT Microelectronics Co., Ltd.	84,821

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

21,302	Yageo Corp.	$30,403
40,656	Yulon Motor Co., Ltd.	39,677

		6,286,137

	Thailand - 0.2%
230,100	Charoen Pokphand Foods PCL	136,448
37,463	Delta Electronics Thailand PCL	85,566
103,563	Hana Microelectronics PCL	95,497
58,292	KCE Electronics PCL	87,657
83,490	Total Access Communication PCL NVDR	166,461

		571,629

	Turkey - 0.1%
620,268	Turkiye Sinai Kalkinma Bankasi AS	390,339
24,233	Ulker Biskuvi Sanayi AS	134,672

		525,011

	United Arab Emirates - 0.0%
8,693	Emaar Malls Group PJSC*	7,680

	United Kingdom - 3.1%
95,794	Acacia Mining plc	358,785
3,571	Al Noor Hospitals Group plc	52,253
16,104	AstraZeneca plc	1,087,158
7,230	AstraZeneca plc ADR	244,302
4,216	B&M European Value Retail S.A.	23,485
14,766	BAE Systems plc	110,556
303,195	Balfour Beatty plc	1,114,498
5,992	BG Group plc	101,952
4,568	Big Yellow Group plc REIT	50,256
22,433	BP plc	138,181
8,095	British American Tobacco plc	480,649
1,751	Burberry Group plc	43,944
2,120	CNH Industrial N.V.	19,016
94,980	Cobham plc	386,983
796	Derwent London plc REIT	45,125
2,453	Ensco plc Class A	40,671
2,932	Hammerson plc REIT	30,099
173,417	HSBC Holdings plc	1,566,380
12,351	Imperial Tobacco Group plc	648,138
7,825	Informa plc	72,737
192,532	Intu Properties plc REIT	990,218
34,210	Jupiter Fund Management plc	250,538
11	Kennedy Wilson Europe Real Estate plc	197
60	Liberty Global plc LiLAC*	2,553
149	Liberty Global plc LiLAC Class A*	6,371
25,571	Marks & Spencer Group plc	217,043
12,565	National Grid plc	167,224
2,050	NMC Health plc*	28,140
7,522	Nomad Foods Ltd.*	156,082
28,773	OM Asset Management plc	508,419
152,561	Petra Diamonds Ltd.*	357,836
8,218	Pets at Home Group plc	37,089
3,672	PureCircle Ltd.*	23,224
161,843	QinetiQ Group plc	598,524
3,408	Reckitt Benckiser Group plc	326,821
1,549	Reed Elsevier plc	27,013
3,871	Rio Tinto plc	149,735
15,931	RPC Group plc	169,133
1,194	Shaftesbury plc REIT	17,414
11,903	Sky plc	211,603
4,737	Smith & Nephew plc	88,040
56,316	Standard Chartered plc	861,100
4,239	Tate & Lyle plc	36,078
7,829	Tullow Oil plc	29,936
10,178	UBM plc	84,371
3,413	UNITE Group plc	33,632
1	Vodafone Group plc	4
349	Whitbread plc	28,256

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

2,188	Workspace Group plc REIT	$33,238
5,066	Zegona Communications plc*	13,054

		12,068,054

	United States - 22.8%
3,244	Abbott Laboratories	164,438
721	Acadia Healthcare Co., Inc.*	57,521
584	Acadia Realty Trust REIT	18,676
2,580	Accenture plc Class A	266,024
118,960	ACCO Brands Corp.*	973,093
5,077	Achillion Pharmaceuticals, Inc.*	43,256
1,137	Acorda Therapeutics, Inc.*	39,067
1,785	Activision Blizzard, Inc.	46,035
457	Acuity Brands, Inc.	91,944
4,786	Adecoagro S.A.*	41,399
22,773	Advance Auto Parts, Inc.	3,967,284
12,942	Aetna, Inc.	1,462,058
520	AGCO Corp.	28,605
1,604	Agilent Technologies, Inc.	65,684
741	Agios Pharmaceuticals, Inc.*	81,643
1,125	Akamai Technologies, Inc.*	86,299
268,294	Alacer Gold Corp.*	549,779
3,930	Alkermes plc*	275,179
3,570	Alleghany Corp.*	1,735,484
11,804	Allegheny Technologies, Inc.	251,661
998	Allegion plc	63,094
1,322	Allergan plc*	437,780
612	Alliance Data Systems Corp.*	168,324
1,555	Alliant Energy Corp.	95,648
1,046	Alnylam Pharmaceuticals, Inc.*	133,292
8,351	Altria Group, Inc.	454,127
2,381	Amazon.com, Inc.*	1,276,573
8,365	American International Group, Inc.	536,364
570	American Tower Corp. REIT	54,213
3,263	AMETEK, Inc.	173,102
954	Anadarko Petroleum Corp.	70,930
400	Analog Devices, Inc.	23,332
567	Andersons, Inc.	21,149
4,182	Anthem, Inc.	645,157
1,464	Apache Corp.	67,139
12,435	Apple, Inc.	1,508,365
31,190	Aramark	992,466
3,698	Archer-Daniels-Midland Co.	175,359
21,334	Arena Pharmaceuticals, Inc.*	86,189
254,030	Argonaut Gold, Inc.*	252,505
1,480	Arista Networks, Inc.*	125,016
385	Arrow Electronics, Inc.*	22,388
883	athenahealth, Inc.*	123,585
1,505	Automatic Data Processing, Inc.	120,054
651	AvalonBay Communities, Inc. REIT	112,193
124,819	Avon Products, Inc.	707,724
1,830	Ball Corp.	124,147
30,356	Bank of America Corp.	542,765
2,460	Baxalta, Inc.*	80,762
3,501	Baxter International, Inc.	140,320
1,251	Becton Dickinson and Co.	190,340
22,630	Belden, Inc.	1,340,375
498	Biogen, Inc.*	158,752
27,598	Bizlink Holding, Inc.	124,327
2,203	Boeing Co.	317,607
2,406	Boise Cascade Co.*	79,831
525	Boston Properties, Inc. REIT	64,722
10,642	Boston Scientific Corp.*	184,532
10,855	Bristol-Myers Squibb Co.	712,522
600	Bunge Ltd.	47,910
922	Cabot Corp.	32,436
2,190	Cabot Oil & Gas Corp.	57,290

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

535	CACI International, Inc. Class A*	$43,940
1,336	Cameron International Corp.*	67,415
1,056	Cardinal Health, Inc.	89,739
1,645	Cardtronics, Inc.*	60,980
20,172	Carlisle Cos., Inc.	2,042,617
739	Caterpillar, Inc.	58,108
2,040	Celadon Group, Inc.	44,268
1,436	Celanese Corp. Series A	94,661
2,060	Celgene Corp.*	270,375
760	Cerner Corp.*	54,507
2,400	CF Industries Holdings, Inc.	142,080
127	Charter Communications, Inc. Class A*	23,604
3,473	Chevron Corp.	307,291
331	Chipotle Mexican Grill, Inc.*	245,678
250	Churchill Downs, Inc.	33,765
7,185	Ciena Corp.*	182,858
10,304	Cigna Corp.	1,484,394
346	Cimarex Energy Co.	36,026
21,585	Cisco Systems, Inc.	613,446
13,541	Citigroup, Inc.	791,607
3,250	Cobalt International Energy, Inc.*	25,058
5,440	Coca-Cola Co.	223,475
3,460	Cognizant Technology Solutions Corp. Class A*	218,326
5,014	Colfax Corp.*	191,234
7,044	Colgate-Palmolive Co.	479,133
7,924	Comcast Corp. Class A	494,319
4,481	ConocoPhillips Co.	225,574
2,301	Costco Wholesale Corp.	334,335
1,748	Crown Holdings, Inc.*	90,039
35,410	CST Brands, Inc.	1,341,331
800	Curtiss-Wright Corp.	53,896
4,496	CVS Health Corp.	505,665
1,403	Cypress Semiconductor Corp.*	16,106
430	CyrusOne, Inc. REIT	13,218
702	D.R. Horton, Inc.	20,842
4,167	Danaher Corp.	381,531
520	Deere & Co.	49,176
7,040	Deltic Timber Corp.	456,896
43,900	Dorian LPG Ltd.*	690,547
1,360	Douglas Emmett, Inc. REIT	39,862
1,172	Dover Corp.	75,090
3,023	Dow Chemical Co.	142,262
3,289	Dr Pepper Snapple Group, Inc.	263,844
2,700	DreamWorks Animation SKG, Inc. Class A*	65,097
2,464	DSW, Inc. Class A	80,129
2,488	Duke Energy Corp.	184,659
1,369	Duke Realty Corp. REIT	27,613
2,538	Eaton Corp. plc	153,752
497	Edison International	29,825
6,123	Eli Lilly & Co.	517,455
4,700	EMC Corp.	126,383
808	Energen Corp.	44,602
2,721	Envision Healthcare Holdings, Inc.*	121,901
738	EOG Resources, Inc.	56,966
1,195	Equifax, Inc.	122,045
700	Equity LifeStyle Properties, Inc. REIT	40,516
855	Equity Residential REIT	63,963
24,160	Era Group, Inc.*	409,029
361	Essex Property Trust, Inc. REIT	81,193
5,356	Estee Lauder Cos., Inc. Class A	477,273
2,687	Eversource Energy	133,598
640	Expedia, Inc.	77,722
648	Extra Space Storage, Inc. REIT	47,641
8,816	Exxon Mobil Corp.	698,315
6,944	Facebook, Inc. Class A*	652,805
3,278	Federal Agricultural Mortgage Corp. Class C	87,687
299	Federal Realty Investment Trust REIT	40,900

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

1,020	FedEx Corp.	$174,848
10,021	Financial Engines, Inc.	459,563
1,221	First Solar, Inc.*	54,090
24,010	Fiserv, Inc.*	2,085,509
43,850	Ford Motor Co.	650,295
2,463	Forest City Enterprises, Inc. Class A*	57,511
1,141	Fortune Brands Home & Security, Inc.	54,483
6,636	Freshpet, Inc.*	109,627
24,480	GATX Corp.	1,298,419
3,297	General Growth Properties, Inc. REIT	89,481
9,175	Genpact Ltd.*	203,777
3,645	Gilead Sciences, Inc.	429,600
1,667	Google, Inc. Class A*	1,096,052
3,910	GoPro, Inc. Class A*	242,811
15,386	Graphic Packaging Holding Co.	232,329
22,756	Great Western Bancorp, Inc.	597,573
1,480	GrubHub, Inc.*	46,931
10,048	Halliburton Co.	419,906
7,231	Harley-Davidson, Inc.	421,567
3,357	HCA Holdings, Inc.*	312,235
1,887	HD Supply Holdings, Inc.*	67,555
1,285	Health Care, Inc. REIT	89,140
937	Healthcare Trust of America, Inc. Class A, REIT	23,547
3,105	Heartland Payment Systems, Inc.	193,442
15,327	Herbalife Ltd.*	773,860
5,010	Hertz Global Holdings, Inc.*	85,120
1,032	Hess Corp.	60,898
26,452	Higher One Holdings, Inc.*	61,369
1,338	Hilton Worldwide Holdings, Inc.*	35,925
2,674	Honeywell International, Inc.	280,904
1,270	HSN, Inc.	93,358
1,650	Huron Consulting Group, Inc.*	126,176
3,173	IDEX Corp.	241,243
3,451	Illinois Tool Works, Inc.	308,761
633	Illumina, Inc.*	138,817
1,747	IMS Health Holdings, Inc.*	57,913
1,300	Incyte Corp.*	135,564
2,899	Infra, Inc. REIT*	97,203
2,896	Ingersoll-Rand plc	177,814
1,065	Ingredion, Inc.	93,933
6,022	Intel Corp.	174,337
1,841	International Paper Co.	88,129
4,964	Interpublic Group of Cos., Inc.	105,733
5,094	Ironwood Pharmaceuticals, Inc.*	53,232
814	J.B. Hunt Transport Services, Inc.	68,474
2,254	Johnson & Johnson	225,873
165	Jones Lang LaSalle, Inc.	29,377
9,076	JP Morgan Chase & Co.	621,978
314	Kansas City Southern	31,146
964	Kennedy-Wilson Holdings, Inc.	24,408
3,011	Kinder Morgan, Inc.	104,301
719	Kite Realty Group Trust REIT	18,982
6,218	Knight Transportation, Inc.	168,135
287	Kraft Heinz Co.	22,808
6,561	Kroger Co.	257,454
4,513	Landstar System, Inc.	325,071
2,707	Las Vegas Sands Corp.	151,700
4,597	Liberty Global plc Class A*	241,159
48,531	Liberty Global plc Series C*	2,384,813
6,564	Liberty Interactive Corp. QVC Group Class A*	190,684
775	Linear Technology Corp.	31,775
1,128	Lockheed Martin Corp.	233,609
3,092	Louisiana-Pacific Corp.*	45,576
5,160	Lowe’s Cos., Inc.	357,898
1,600	LyondellBasell Industries N.V. Class A	150,128
146	Macerich Co. REIT	11,557
2,835	Marathon Oil Corp.	59,563

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

775	Marketo, Inc.*	$23,568
46,750	Maxim Integrated Products, Inc.	1,591,370
1,686	McDonald’s Corp.	168,364
247	McGraw Hill Financial, Inc.	25,132
1,279	McKesson Corp.	282,109
2,685	MDU Resources Group, Inc.	52,384
3,821	Medicines Co.*	119,941
5,591	Medtronic plc	438,278
7,372	Merck & Co., Inc.	434,653
605	Microchip Technology, Inc.	25,918
6,195	Micron Technology, Inc.*	114,669
15,040	Microsoft Corp.	702,368
960	MKS Instruments, Inc.	34,080
842	Mohawk Industries, Inc.*	169,739
14,540	Mondelez International, Inc. Class A	656,190
3,087	Monsanto Co.	314,534
1,902	Monster Beverage Corp.*	292,052
3,386	Mosaic Co.	145,395
22,410	Motorola Solutions, Inc.	1,348,186
3,825	Mylan N.V.*	214,162
1,457	NACCO Industries, Inc. Class A	73,972
2,129	National CineMedia, Inc.	33,000
1,326	National Oilwell Varco, Inc.	55,864
772	Netflix, Inc.*	88,247
3,325	NextEra Energy, Inc.	349,790
2,482	Nielsen N.V.	120,278
4,575	Nimble Storage, Inc.*	126,362
2,041	Norwegian Cruise Line Holdings Ltd.*	127,399
9,594	Nu Skin Enterprises, Inc. Class A	380,402
1,523	Occidental Petroleum Corp.	106,915
3,960	OGE Energy Corp.	117,850
3,835	OMNOVA Solutions, Inc.*	24,812
13,550	Owens Corning	607,718
1,477	Owens-Illinois, Inc.*	31,534
1,098	Packaging Corp. of America	77,727
1,430	Paramount Group, Inc. REIT	25,554
4,482	Patterson-UTI Energy, Inc.	73,886
845	PayPal Holdings, Inc.*	32,702
873	Pebblebrook Hotel Trust REIT	35,531
4,021	Pentair plc	244,517
4,939	PepsiCo, Inc.	475,873
873	PG&E Corp.	45,841
2,403	Phillips 66	191,039
1,808	Physicians Realty Trust REIT	29,000
559	Pioneer Natural Resources Co.	70,864
33,835	Post Holdings, Inc.*	1,818,293
470	Power Integrations, Inc.	18,217
401	Public Storage REIT	82,277
7,545	Qualcomm, Inc.	485,823
1,087	Quintiles Transnational Holdings, Inc.*	83,395
1,105	Raytheon Co.	120,544
1,081	Regeneron Pharmaceuticals, Inc.*	598,506
2,009	Reliance Steel & Aluminum Co.	121,745
1,012	Rogers Corp.*	56,642
955	Royal Caribbean Cruises Ltd.	85,807
31,140	Samsonite International S.A.	101,627
3,843	Schlumberger Ltd.	318,277
88,141	Scorpio Bulkers, Inc.*	159,535
135,565	Scorpio Tankers, Inc.	1,455,968
12,080	SEACOR Holdings, Inc.*	763,094
802	Seattle Genetics, Inc.*	38,392
339	Sherwin-Williams Co.	94,161
1,330	Signet Jewelers Ltd.	161,223
448	Simon Property Group, Inc. REIT	83,875
607	SL Green Realty Corp. REIT	69,890
2,567	St. Jude Medical, Inc.	189,496
216	Starwood Hotels & Resorts Worldwide, Inc.	17,163

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

1,330	Stryker Corp.	$136,019
1,995	SunEdison Semiconductor Ltd.*	28,209
3,620	Swift Transportation Co.*	86,228
13,040	Symantec Corp.	296,530
454	Teledyne Technologies, Inc.*	47,066
7,139	Tesco Corp.	68,534
465	Tesla Motors, Inc.*	123,760
9,926	Textron, Inc.	433,766
1,153	Thermo Fisher Scientific, Inc.	160,878
2,233	Time Warner Cable, Inc.	424,292
8,900	Towers Watson & Co. Class A	1,128,342
2,724	TreeHouse Foods, Inc.*	223,259
9,049	Twenty-First Century Fox, Inc. Class A	312,100
1,791	Tyson Foods, Inc. Class A	79,431
1,949	UGI Corp.	71,216
965	Ultragenyx Pharmaceutical, Inc.*	116,697
7,152	United Continental Holdings, Inc.*	403,301
2,324	United Parcel Service, Inc. Class B	237,885
2,275	United Technologies Corp.	228,205
14,284	UnitedHealth Group, Inc.	1,734,078
2,066	Valero Energy Corp.	135,530
1,260	Vantiv, Inc. Class A*	55,440
491	Varian Medical Systems, Inc.*	42,260
6,385	VeriFone Systems, Inc.*	205,469
2,648	Verizon Communications, Inc.	123,900
1,581	Vertex Pharmaceuticals, Inc.*	213,435
7,273	Visa, Inc. Class A	547,948
1,225	WageWorks, Inc.*	61,189
5,224	Walgreens Boots Alliance, Inc.	504,795
2,458	Walt Disney Co.	294,960
35,450	Wells Fargo & Co.	2,051,491
1,751	WESCO International, Inc.*	107,441
482	Westlake Chemical Corp.	30,111
272	WestRock Co.*	17,152
1,295	WEX, Inc.*	132,142
743	Weyerhaeuser Co. REIT	22,803
271	Whirlpool Corp.	48,165
2,185	Wyndham Worldwide Corp.	180,306
22,079	XL Group plc	839,444
2,080	Zillow Group, Inc. Class A*	169,520
535	Zimmer Biomet Holdings, Inc.	55,677
509	Zoetis, Inc.	24,931
3,937	zulily, Inc. Class A*	52,008

		88,486,703

	Total Common Stocks (cost $217,680,778)	234,178,394

Exchange Traded Funds - 5.6%
	Other Investment Pools & Funds - 5.6%
18,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,175,745
11,520	iShares MSCI EAFE ETF	746,266
13,665	iShares MSCI Japan ETF	176,688
638,120	PowerShares Senior Loan Portfolio	15,117,063
56,600	SPDR Barclays Convertible Securities ETF	2,673,784
3,610	SPDR S&P 500 ETF Trust	759,905

	Total Exchange Traded Funds (cost $21,980,141)	21,649,451

Preferred Stocks - 0.2%
	United States - 0.2%
655	Airbnb, Inc. Series E*	54,879
4,710	Nutanix, Inc.*(7)(8)	79,646
1,745	Pinterest, Inc. Series G*(7)(8)	56,374
10,500	Southwestern Energy Co. Series B	451,500
4,556	Uber Technologies, Inc.*(7)(8)	162,534

	Total Preferred Stocks (cost $761,746)	804,933

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

Warrants - 0.0%
	British Virgin Islands - 0.0%
69,500	Atlas Mara Ltd., Expires 8/21/17*		$6,950

	China - 0.0%
23,400	Hangzhou Hikvision Digital Technology Co., Ltd., Expires 1/15/18(7)(8)		122,054

	Greece - 0.0%
171,372	Alpha Bank A.E., Expires 12/10/17*(7)(8)		33,720

	Total Warrants (cost $416,218)		162,724

	Total Long-Term Investments (cost $348,113,187)		358,965,145
Short-Term Investments - 10.5%
	Other Investment Pools & Funds - 10.5%
40,789,200	Federated Prime Obligations Fund		40,789,200

	Total Short-Term Investments (cost $40,789,200)		40,789,200

	Total Investments Excluding Purchased Options (cost $388,902,387)	102.9%	$399,754,345
	Total Purchased Options (cost $399,124)	0.0%	$93,374

	Total Investments (cost $389,301,511)^	102.9%	$399,847,719
	Other Assets and Liabilities	(2.9)%	(11,412,985)

	Total Net Assets	100.0%	$388,434,734

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2015, the Fund invested 3.3% of its total assets in the Subsidiary.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools and Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$34,886,391
Unrealized Depreciation	(24,340,183)

Net Unrealized Appreciation	$10,546,208

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $9,955,202, which represents 2.6% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $21,646,772, which represents 5.6% of total net assets.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(6)	Represents or includes a TBA transaction.
(7)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $4,667,575, which represents 1.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(8)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
04/2015	37,140	Aegean Airlines S.A.	$293,271
09/2014	888,040	Alpha Bank A.E.	557,390
03/2014	171,372	Alpha Bank A.E. Warrants	352,874
07/2015	14,795	Arvind Infrastructure Ltd.	—
04/2015	189,204	Ellaktor S.A.	697,469
04/2015	2,612,365	Eurobank Ergasias S.A.	642,681
06/2013	96,335	Frigoglass SAIC	431,296
06/2014	111,003	Grivalia Properties REIC	1,325,452
07/2014	23,400	Hangzhou Hikvision Digital Technology Co., Ltd. Warrants	62,649
01/2015	40,413	Hellenic Exchanges - Athens Stock Exchange S.A. Holding	221,137
06/2013	124,598	Hellenic Telecommunications Organization S.A.	1,278,173
08/2014	4,710	Nutanix, Inc. Preferred	63,097
08/2013	100,636	OPAP S.A.	1,182,744
03/2015	1,745	Pinterest, Inc. Series G Preferred	62,638
05/2014	830,832	Piraeus Bank S.A.	1,100,625
06/2014	4,556	Uber Technologies, Inc. Preferred	70,677

			$8,342,173

At July 31, 2015, the aggregate value of these securities were $4,667,575, which represents 1.2% of total net assets.

OTC Option Contracts Outstanding at July 31, 2015

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Brent Crude Oil Option	DEUT	150.00 USD	11/10/15	USD	1,407,900	$—	$40,125	$(40,125)
Brent Crude Oil Option	DEUT	150.00 USD	08/11/15	USD	1,355,000,000	1,355	41,327	(39,972)
USD Call/HKD Put Option	DEUT	7.83 USD per HKD	03/01/16	USD	10,514,681	9,274	14,721	(5,447)

Total Calls					1,366,922,581	$10,629	$96,173	$(85,544)

Puts
USD Put/CNY Call Option	DEUT	6.15 USD per CNY	11/17/16	USD	18,308,748	$46,266	$120,838	$(74,572)

Total purchased option contracts					1,385,231,329	$56,895	$217,011	$(160,116)

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

OTC Swaption Contracts Outstanding at July 31, 2015

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
Interest Rate Swaption USD	BOA	0.68%	01/24/17	JPY	1,002,640,000	$36,479	$182,113	$(145,634)

Total purchased swaption contracts					1,002,640,000	$36,479	$182,113	$(145,634)

Futures Contracts Outstanding at July 31, 2015

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10-Year Bond Future	133	09/15/2015	$12,250,751	$12,423,542	$172,791
DAX Index Future	5	09/18/2015	1,570,386	1,601,677	31,291
Euro-BOBL Future	14	09/08/2015	2,027,028	2,045,507	18,479
Euro-BTP Future	6	09/08/2015	891,078	921,121	30,043
Euro-BUND Future	123	09/08/2015	20,853,838	21,347,609	493,771
Euro-Schatz Future	6	09/08/2015	749,847	750,492	645
Gold 100oz Future	4	12/29/2015	465,858	438,039	(27,819)
Japan 10-Year Bond Future	11	09/10/2015	12,984,741	13,053,022	68,281
OMX Stockholm 30 Index Future	167	08/21/2015	3,162,750	3,169,832	7,082
Short Gilt Future	1	09/28/2015	160,568	160,379	(189)
U.S. Treasury 5-Year Note Future	117	09/30/2015	13,938,159	14,021,719	83,560
U.S. Treasury CME Ultra Long Term Bond Future	32	09/21/2015	4,980,179	5,105,000	124,821
U.S. Treasury Long Bond Future	7	09/21/2015	1,071,981	1,091,562	19,581

Total					$1,022,337

Short position contracts:
Australian SPI 200 Index Future	60	09/17/2015	$6,422,071	$6,555,444	$(133,373)
Canadian Government 10-Year Bond Future	100	09/21/2015	11,165,040	11,496,274	(331,234)
Long Gilt Future	45	09/28/2015	8,100,613	8,118,606	(17,993)
S&P 500 (E-Mini) Future	4	09/18/2015	420,892	419,680	1,212
SGX FTSE China A50 Index Future	122	08/28/2015	1,281,329	1,288,320	(6,991)
SGX Japanese Government Bond Funture	2	09/09/2015	235,817	237,345	(1,528)
U.S. Treasury 10-Year Note Future	57	09/21/2015	7,225,911	7,263,938	(38,027)
U.S. Treasury 2-Year Note Future	80	09/30/2015	17,503,156	17,525,000	(21,844)

Total					$(549,778)

Total futures contracts					$472,559

TBA Sale Commitments Outstanding at July 31, 2015

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 5.00%	$800,000	08/01/2045	$880,625	$789
FNMA, 3.00%	1,000,000	08/01/2030	1,037,691	(7,222)
FNMA, 3.00%	400,000	09/01/2045	401,337	(1,525)
FNMA, 4.00%	3,250,000	08/01/2045	3,457,441	(14,473)
GNMA, 3.00%	1,000,000	08/01/2045	1,017,031	(13,594)
GNMA, 3.50%	1,100,000	08/01/2045	1,148,812	(12,390)
GNMA, 4.50%	300,000	08/01/2045	323,273	(492)
GNMA, 5.00%	300,000	08/01/2045	332,016	(422)
Total			$8,598,226	$(49,329)

At July 31, 2015, the aggregate market value of these securities represents (2.2)% of total net assets.

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Sell protection:
CDX.EM.23	BNP	USD	14,150,000	1.00%	06/20/20	$—	$(1,304,477)	$(1,308,353)	$(3,876)

Total traded indices						$—	$(1,304,477)	$(1,308,353)	$(3,876)

Credit default swaps on single-name issues:
Buy protection:
Brazil (Federative Republic of)	BCLY	USD	775,000	(1.00%)/2.88%	09/20/20	$61,141	$—	$67,495	$6,354

Credit default swaps on single-name issues:
Sell protection:
Italy (Republic of)	JPM	USD	775,000	1.00%/0.9%	09/20/19	$—	$(4,791)	$3,906	$8,697

Total single-name issues						$61,141	$(4,791)	$71,401	$15,051

Total OTC contracts						$61,141	$(1,309,268)	$(1,236,952)	$11,175

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding July 31, 2015

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.24	USD	5,073,750	5.00%	06/20/20	$317,889	$345,931	$28,042

Total					$317,889	$345,931	$28,042

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2015

Counter-party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
GSC	0.70% Fixed	6M CHF LIBOR	CHF	1,995,000	06/17/25	$—	$—	$(1,830)	$(1,830)
GSC	0.46% Fixed	6M CHF LIBOR	CHF	1,995,000	06/17/25	—	—	(38,595)	(38,595)
JPM	INR NSE Interbank Rate Offer	6.60% Fixed	INR	117,200,000	02/23/20	—	—	(45,462)	(45,462)

Total						$—	$—	$(85,887)	$(85,887)

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2015

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
2.35% Fixed	3M USD LIBOR	USD	2,225,000	09/16/25	$1,853	$—	$(4,451)	$(6,304)

OTC Total Return Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party		Notional Amount	Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
AK Holdings, Inc.	GSC	USD	59,279	(1M LIBOR + 0.55%)	10/30/15	$—	$—	$7,957	$7,957
AK Holdings, Inc.	GSC	USD	38,521	(1M LIBOR + 0.55%)	10/30/15	—	—	5,171	5,171
BGF Retail Co., Ltd.	GSC	USD	230,623	(1M LIBOR + 0.55%)	10/30/15	—	—	44,314	44,314
BGF Retail Co., Ltd.	GSC	USD	100,308	(1M LIBOR + 0.55%)	10/30/15	—	—	19,274	19,274
BGF Retail Co., Ltd.	GSC	USD	47,439	(1M LIBOR + 0.55%)	10/30/15	—	—	9,115	9,115
BGF Retail Co., Ltd.	GSC	USD	33,436	(1M LIBOR + 0.55%)	10/30/15	—	—	6,425	6,425
BGF Retail Co., Ltd.	GSC	USD	32,293	(1M LIBOR + 0.55%)	10/30/15	—	—	6,205	6,205
BGF Retail Co., Ltd.	GSC	USD	28,721	(1M LIBOR + 0.55%)	10/30/15	—	—	5,519	5,519
BGF Retail Co., Ltd.	GSC	USD	22,005	(1M LIBOR + 0.55%)	10/30/15	—	—	4,228	4,228
BGF Retail Co., Ltd.	GSC	USD	7,859	(1M LIBOR + 0.55%)	10/30/15	—	—	1,510	1,510
CJ Hellovision Co., Ltd.	GSC	USD	39,071	(1M LIBOR + 0.55%)	10/30/15	—	—	132	132
CJ Hellovision Co., Ltd.	GSC	USD	19,400	(1M LIBOR + 0.55%)	10/30/15	—	—	113	113
CJ Hellovision Co., Ltd.	GSC	USD	10,577	(1M LIBOR + 0.55%)	10/30/15	—	—	71	71
CJ Hellovision Co., Ltd.	GSC	USD	287	(1M LIBOR + 0.55%)	10/30/15	—	—	(12)	(12)
CJ Hellovision Co., Ltd.	GSC	USD	12,835	(1M LIBOR + 0.55%)	10/30/15	—	—	(41)	(41)
CJ Hellovision Co., Ltd.	GSC	USD	4,492	(1M LIBOR + 0.55%)	10/30/15	—	—	(170)	(170)
CJ Hellovision Co., Ltd.	GSC	USD	5,247	(1M LIBOR + 0.55%)	10/30/15	—	—	(198)	(198)
CJ Hellovision Co., Ltd.	GSC	USD	10,768	(1M LIBOR + 0.55%)	10/30/15	—	—	(406)	(406)
CJ Hellovision Co., Ltd.	GSC	USD	14,563	(1M LIBOR + 0.55%)	10/30/15	—	—	(550)	(550)
CJ Hellovision Co., Ltd.	GSC	USD	15,249	(1M LIBOR + 0.55%)	10/30/15	—	—	(576)	(576)
CJ Hellovision Co., Ltd.	GSC	USD	18,404	(1M LIBOR + 0.55%)	10/30/15	—	—	(695)	(695)
CJ Hellovision Co., Ltd.	GSC	USD	19,399	(1M LIBOR + 0.55%)	10/30/15	—	—	(732)	(732)
CJ Hellovision Co., Ltd.	GSC	USD	19,410	(1M LIBOR + 0.55%)	10/30/15	—	—	(733)	(733)
CJ Hellovision Co., Ltd.	GSC	USD	21,616	(1M LIBOR + 0.55%)	10/30/15	—	—	(816)	(816)
CJ Hellovision Co., Ltd.	GSC	USD	23,297	(1M LIBOR + 0.55%)	10/30/15	—	—	(879)	(879)
CJ Hellovision Co., Ltd.	GSC	USD	24,085	(1M LIBOR + 0.55%)	10/30/15	—	—	(909)	(909)
CJ Hellovision Co., Ltd.	GSC	USD	33,688	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,272)	(1,272)

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

CJ Hellovision Co., Ltd.	GSC	USD	35,196	(1M LIBOR + 0.55%)	10/30/15	—	—	$(1,328)	(1,328)
CJ Hellovision Co., Ltd.	GSC	USD	38,403	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,433)	(1,433)
CJ Hellovision Co., Ltd.	GSC	USD	38,854	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,467)	(1,467)
CJ Hellovision Co., Ltd.	GSC	USD	39,757	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,501)	(1,501)
CJ Hellovision Co., Ltd.	GSC	USD	43,976	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,660)	(1,660)
CJ Hellovision Co., Ltd.	GSC	USD	50,811	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,924)	(1,924)
CJ Hellovision Co., Ltd.	GSC	USD	59,316	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,239)	(2,239)
CJ O Shopping Co., Ltd.	GSC	USD	368	(1M LIBOR + 0.55%)	10/30/15	—	—	(20)	(20)
CJ O Shopping Co., Ltd.	GSC	USD	1,287	(1M LIBOR + 0.55%)	10/30/15	—	—	(70)	(70)
CJ O Shopping Co., Ltd.	GSC	USD	1,470	(1M LIBOR + 0.55%)	10/30/15	—	—	(79)	(79)
CJ O Shopping Co., Ltd.	GSC	USD	4,962	(1M LIBOR + 0.55%)	10/30/15	—	—	(268)	(268)
CJ O Shopping Co., Ltd.	GSC	USD	8,822	(1M LIBOR + 0.55%)	10/30/15	—	—	(477)	(477)
CJ O Shopping Co., Ltd.	GSC	USD	11,211	(1M LIBOR + 0.55%)	10/30/15	—	—	(606)	(606)
CJ O Shopping Co., Ltd.	GSC	USD	11,946	(1M LIBOR + 0.55%)	10/30/15	—	—	(646)	(646)
CJ O Shopping Co., Ltd.	GSC	USD	14,703	(1M LIBOR + 0.55%)	10/30/15	—	—	(795)	(795)
CJ O Shopping Co., Ltd.	GSC	USD	15,622	(1M LIBOR + 0.55%)	10/30/15	—	—	(845)	(845)
CJ O Shopping Co., Ltd.	GSC	USD	20,217	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,093)	(1,093)
CJ O Shopping Co., Ltd.	GSC	USD	24,996	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,351)	(1,351)
CJ O Shopping Co., Ltd.	GSC	USD	27,385	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,481)	(1,481)
CJ O Shopping Co., Ltd.	GSC	USD	30,142	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,630)	(1,630)
CJ O Shopping Co., Ltd.	GSC	USD	31,796	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,719)	(1,719)
CJ O Shopping Co., Ltd.	GSC	USD	38,964	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,107)	(2,107)
CJ O Shopping Co., Ltd.	GSC	USD	44,661	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,420)	(2,420)
CJ O Shopping Co., Ltd.	GSC	USD	47,051	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,544)	(2,544)
CJ O Shopping Co., Ltd.	GSC	USD	70,024	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,786)	(3,786)
CJ O Shopping Co., Ltd.	GSC	USD	78,663	(1M LIBOR + 0.55%)	10/30/15	—	—	(4,253)	(4,253)
CJ O Shopping Co., Ltd.	GSC	USD	106,047	(1M LIBOR + 0.55%)	10/30/15	—	—	(5,733)	(5,733)
CKH Food & Health Ltd.	GSC	USD	1,861	(1M LIBOR + 0.55%)	10/30/15	—	—	(303)	(303)
CKH Food & Health Ltd.	GSC	USD	2,301	(1M LIBOR + 0.55%)	10/30/15	—	—	(375)	(375)
CKH Food & Health Ltd.	GSC	USD	4,094	(1M LIBOR + 0.55%)	10/30/15	—	—	(649)	(649)
CKH Food & Health Ltd.	GSC	USD	11,270	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,835)	(1,835)
CKH Food & Health Ltd.	GSC	USD	16,075	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,470)	(2,470)
CKH Food & Health Ltd.	GSC	USD	17,440	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,573)	(2,573)

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

CKH Food & Health Ltd.	GSC	USD	16,149	(1M LIBOR + 0.55%)	10/30/15	—	—	$(2,629)	(2,629)
CKH Food & Health Ltd.	GSC	USD	16,729	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,724)	(2,724)
CKH Food & Health Ltd.	GSC	USD	19,077	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,995)	(2,995)
CKH Food & Health Ltd.	GSC	USD	27,113	(1M LIBOR + 0.55%)	10/30/15	—	—	(4,127)	(4,127)
CKH Food & Health Ltd.	GSC	USD	29,384	(1M LIBOR + 0.55%)	10/30/15	—	—	(4,674)	(4,674)
Daesang Corp.	GSC	USD	254	(1M LIBOR + 0.55%)	10/30/15	—	—	(11)	(11)
Daesang Corp.	GSC	USD	32,256	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,338)	(1,338)
Daesang Corp.	GSC	USD	45,273	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,878)	(1,878)
Daesang Corp.	GSC	USD	50,765	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,106)	(2,106)
Daesang Corp.	GSC	USD	65,211	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,706)	(2,706)
Daesang Corp.	GSC	USD	79,497	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,298)	(3,298)
Daesang Corp.	GSC	USD	95,689	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,970)	(3,970)
Daesang Corp.	GSC	USD	102,515	(1M LIBOR + 0.55%)	10/30/15	—	—	(4,253)	(4,253)
Daesang Corp.	GSC	USD	131,088	(1M LIBOR + 0.55%)	10/30/15	—	—	(5,454)	(5,454)
Dongsuh Co., Inc.	GSC	USD	109,993	(1M LIBOR + 0.55%)	10/30/15	—	—	4,670	4,670
Dongsuh Co., Inc.	GSC	USD	59,437	(1M LIBOR + 0.55%)	10/30/15	—	—	2,524	2,524
Dongsuh Co., Inc.	GSC	USD	50,112	(1M LIBOR + 0.55%)	10/30/15	—	—	2,128	2,128
Dongsuh Co., Inc.	GSC	USD	44,168	(1M LIBOR + 0.55%)	10/30/15	—	—	1,875	1,875
Dongsuh Co., Inc.	GSC	USD	38,122	(1M LIBOR + 0.55%)	10/30/15	—	—	1,619	1,619
Dongsuh Co., Inc.	GSC	USD	37,029	(1M LIBOR + 0.55%)	10/30/15	—	—	1,572	1,572
Dongsuh Co., Inc.	GSC	USD	35,731	(1M LIBOR + 0.55%)	10/30/15	—	—	1,517	1,517
Dongsuh Co., Inc.	GSC	USD	35,662	(1M LIBOR + 0.55%)	10/30/15	—	—	1,514	1,514
Dongsuh Co., Inc.	GSC	USD	34,159	(1M LIBOR + 0.55%)	10/30/15	—	—	1,450	1,450
Dongsuh Co., Inc.	GSC	USD	32,110	(1M LIBOR + 0.55%)	10/30/15	—	—	1,363	1,363
Dongsuh Co., Inc.	GSC	USD	30,607	(1M LIBOR + 0.55%)	10/30/15	—	—	1,300	1,300
Dongsuh Co., Inc.	GSC	USD	24,936	(1M LIBOR + 0.55%)	10/30/15	—	—	1,059	1,059
Dongsuh Co., Inc.	GSC	USD	24,868	(1M LIBOR + 0.55%)	10/30/15	—	—	1,056	1,056
Dongsuh Co., Inc.	GSC	USD	24,663	(1M LIBOR + 0.55%)	10/30/15	—	—	1,047	1,047
Dongsuh Co., Inc.	GSC	USD	21,725	(1M LIBOR + 0.55%)	10/30/15	—	—	922	922
Dongsuh Co., Inc.	GSC	USD	19,676	(1M LIBOR + 0.55%)	10/30/15	—	—	835	835
Dongsuh Co., Inc.	GSC	USD	13,800	(1M LIBOR + 0.55%)	10/30/15	—	—	586	586
Dongsuh Co., Inc.	GSC	USD	6,217	(1M LIBOR + 0.55%)	10/30/15	—	—	264	264
Dongsuh Co., Inc.	GSC	USD	786	(1M LIBOR + 0.55%)	10/30/15	—	—	33	33

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

E-Mart Co., Ltd.	GSC	USD	12,790	(1M LIBOR + 0.55%)	10/30/15	—	—	$(106)	(106)
E-Mart Co., Ltd.	GSC	USD	21,661	(1M LIBOR + 0.55%)	10/30/15	—	—	(180)	(180)
E-Mart Co., Ltd.	GSC	USD	30,944	(1M LIBOR + 0.55%)	10/30/15	—	—	(257)	(257)
E-Mart Co., Ltd.	GSC	USD	35,483	(1M LIBOR + 0.55%)	10/30/15	—	—	(294)	(294)
E-Mart Co., Ltd.	GSC	USD	43,528	(1M LIBOR + 0.55%)	10/30/15	—	—	(361)	(361)
E-Mart Co., Ltd.	GSC	USD	48,480	(1M LIBOR + 0.55%)	10/30/15	—	—	(402)	(402)
E-Mart Co., Ltd.	GSC	USD	53,018	(1M LIBOR + 0.55%)	10/30/15	—	—	(440)	(440)
E-Mart Co., Ltd.	GSC	USD	68,284	(1M LIBOR + 0.55%)	10/30/15	—	—	(566)	(566)
E-Mart Co., Ltd.	GSC	USD	71,378	(1M LIBOR + 0.55%)	10/30/15	—	—	(601)	(601)
E-Mart Co., Ltd.	GSC	USD	96,134	(1M LIBOR + 0.55%)	10/30/15	—	—	(797)	(797)
E-Mart Co., Ltd.	GSC	USD	118,001	(1M LIBOR + 0.55%)	10/30/15	—	—	(979)	(979)
E-Mart Co., Ltd.	GSC	USD	128,729	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,068)	(1,068)
Grand Korea Leisure Co., Ltd.	GSC	USD	13,693	(1M LIBOR + 0.55%)	10/30/15	—	—	(990)	(990)
Grand Korea Leisure Co., Ltd.	GSC	USD	21,664	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,566)	(1,566)
Grand Korea Leisure Co., Ltd.	GSC	USD	33,246	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,404)	(2,404)
Grand Korea Leisure Co., Ltd.	GSC	USD	33,745	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,440)	(2,440)
Grand Korea Leisure Co., Ltd.	GSC	USD	77,767	(1M LIBOR + 0.55%)	10/30/15	—	—	(5,623)	(5,623)
Grand Korea Leisure Co., Ltd.	GSC	USD	88,210	(1M LIBOR + 0.55%)	10/30/15	—	—	(6,378)	(6,378)
Grand Korea Leisure Co., Ltd.	GSC	USD	100,542	(1M LIBOR + 0.55%)	10/30/15	—	—	(7,270)	(7,270)
Grand Korea Leisure Co., Ltd.	GSC	USD	127,511	(1M LIBOR + 0.55%)	10/30/15	—	—	(9,220)	(9,220)
Grand Korea Leisure Co., Ltd.	GSC	USD	169,227	(1M LIBOR + 0.55%)	10/30/15	—	—	(12,237)	(12,237)
Green Cross Corp.	GSC	USD	2,520	(1M LIBOR + 0.55%)	10/30/15	—	—	(448)	(448)
Green Cross Corp.	GSC	USD	7,101	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,263)	(1,263)
Green Cross Corp.	GSC	USD	7,559	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,345)	(1,345)
Green Cross Corp.	GSC	USD	12,370	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,200)	(2,200)
Green Cross Corp.	GSC	USD	17,867	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,178)	(3,178)
Green Cross Corp.	GSC	USD	23,365	(1M LIBOR + 0.55%)	10/30/15	—	—	(4,156)	(4,156)
Green Cross Corp.	GSC	USD	26,572	(1M LIBOR + 0.55%)	10/30/15	—	—	(4,727)	(4,727)
Green Cross Corp.	GSC	USD	27,030	(1M LIBOR + 0.55%)	10/30/15	—	—	(4,808)	(4,808)
Green Cross Corp.	GSC	USD	29,092	(1M LIBOR + 0.55%)	10/30/15	—	—	(5,175)	(5,175)
Green Cross Corp.	GSC	USD	30,466	(1M LIBOR + 0.55%)	10/30/15	—	—	(5,419)	(5,419)
Green Cross Corp.	GSC	USD	32,299	(1M LIBOR + 0.55%)	10/30/15	—	—	(5,745)	(5,745)
Green Cross Corp.	GSC	USD	32,986	(1M LIBOR + 0.55%)	10/30/15	—	—	(5,868)	(5,868)

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

Green Cross Corp.	GSC	USD	35,735	(1M LIBOR + 0.55%)	10/30/15	—	—	$(6,357)	(6,357)
Green Cross Corp.	GSC	USD	37,796	(1M LIBOR + 0.55%)	10/30/15	—	—	(6,723)	(6,723)
Green Cross Corp.	GSC	USD	41,003	(1M LIBOR + 0.55%)	10/30/15	—	—	(7,294)	(7,294)
Green Cross Corp.	GSC	USD	55,893	(1M LIBOR + 0.55%)	10/30/15	—	—	(9,943)	(9,943)
Green Cross Corp.	GSC	USD	84,756	(1M LIBOR + 0.55%)	10/30/15	—	—	(15,077)	(15,077)
GS Home Shopping Inc	GSC	USD	10,872	(1M LIBOR + 0.55%)	10/30/15	—	—	(799)	(799)
GS Home Shopping Inc	GSC	USD	13,871	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,019)	(1,019)
GS Home Shopping Inc	GSC	USD	18,933	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,391)	(1,391)
GS Home Shopping Inc	GSC	USD	34,304	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,520)	(2,520)
GS Home Shopping Inc	GSC	USD	35,991	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,644)	(2,644)
GS Home Shopping Inc.	GSC	USD	9,748	(1M LIBOR + 0.55%)	10/30/15	—	—	(716)	(716)
GS Home Shopping Inc.	GSC	USD	16,496	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,212)	(1,212)
GS Home Shopping Inc.	GSC	USD	18,745	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,377)	(1,377)
GS Home Shopping Inc.	GSC	USD	23,806	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,749)	(1,749)
GS Home Shopping Inc.	GSC	USD	45,364	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,332)	(3,332)
GS Home Shopping Inc.	GSC	USD	62,234	(1M LIBOR + 0.55%)	10/30/15	—	—	(4,571)	(4,571)
GS Home Shopping Inc.	GSC	USD	75,356	(1M LIBOR + 0.55%)	10/30/15	—	—	(5,535)	(5,535)
GS Home Shopping Inc.	GSC	USD	92,602	(1M LIBOR + 0.55%)	10/30/15	—	—	(6,813)	(6,813)
Hyundai Department Store Co., Ltd.	GSC	USD	331	(1M LIBOR + 0.55%)	10/30/15	3,330	—	3,078	(252)
Hyundai Department Store Co., Ltd.	GSC	USD	32,951	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,260)	(1,260)
Hyundai Department Store Co., Ltd.	GSC	USD	33,476	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,280)	(1,280)
Hyundai Department Store Co., Ltd.	GSC	USD	33,367	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,384)	(1,384)
Hyundai Department Store Co., Ltd.	GSC	USD	33,367	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,384)	(1,384)
Hyundai Department Store Co., Ltd.	GSC	USD	40,259	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,670)	(1,670)
Hyundai Department Store Co., Ltd.	GSC	USD	45,948	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,757)	(1,757)
Hyundai Department Store Co., Ltd.	GSC	USD	49,996	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,074)	(2,074)
Hyundai Department Store Co., Ltd.	GSC	USD	58,025	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,218)	(2,218)
Hyundai Department Store Co., Ltd.	GSC	USD	88,745	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,393)	(3,393)
Hyundai Department Store Co., Ltd.	GSC	USD	94,652	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,619)	(3,619)
Hyundai Department Store Co., Ltd.	GSC	USD	210,835	(1M LIBOR + 0.55%)	10/30/15	—	—	(8,085)	(8,085)
Hyundai Department Store Co., Ltd.	GSC	USD	250,218	(1M LIBOR + 0.55%)	10/30/15	—	—	(9,566)	(9,566)
Kangwon Land, Inc.	GSC	USD	402,300	(1M LIBOR + 0.55%)	10/30/15	—	—	42,192	42,192
Kangwon Land, Inc.	GSC	USD	206,024	(1M LIBOR + 0.55%)	10/30/15	—	—	21,607	21,607

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

Kangwon Land, Inc.	GSC	USD	63,211	(1M LIBOR + 0.55%)	10/30/15	—	—	$6,629	6,629
Kolon Industries, Inc.	GSC	USD	58	(1M LIBOR + 0.55%)	10/30/15	—	—	(11)	(11)
Kolon Industries, Inc.	GSC	USD	1,731	(1M LIBOR + 0.55%)	10/30/15	—	—	(326)	(326)
Kolon Industries, Inc.	GSC	USD	2,711	(1M LIBOR + 0.55%)	10/30/15	—	—	(511)	(511)
Kolon Industries, Inc.	GSC	USD	4,269	(1M LIBOR + 0.55%)	10/30/15	—	—	(804)	(804)
Kolon Industries, Inc.	GSC	USD	9,577	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,804)	(1,804)
Kolon Industries, Inc.	GSC	USD	11,308	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,130)	(2,130)
Kolon Industries, Inc.	GSC	USD	15,461	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,913)	(2,913)
Kolon Industries, Inc.	GSC	USD	19,961	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,760)	(3,760)
Kolon Industries, Inc.	GSC	USD	28,961	(1M LIBOR + 0.55%)	10/30/15	—	—	(5,456)	(5,456)
Kolon Industries, Inc.	GSC	USD	32,365	(1M LIBOR + 0.55%)	10/30/15	—	—	(6,097)	(6,097)
Kolon Industries, Inc.	GSC	USD	37,038	(1M LIBOR + 0.55%)	10/30/15	—	—	(6,977)	(6,977)
Kolon Industries, Inc.	GSC	USD	46,615	(1M LIBOR + 0.55%)	10/30/15	—	—	(8,781)	(8,781)
Kolon Industries, Inc.	GSC	USD	48,461	(1M LIBOR + 0.55%)	10/30/15	—	—	(9,129)	(9,129)
Kolon Industries, Inc.	GSC	USD	48,807	(1M LIBOR + 0.55%)	10/30/15	—	—	(9,194)	(9,194)
Kolon Industries, Inc.	GSC	USD	51,057	(1M LIBOR + 0.55%)	10/30/15	—	—	(9,618)	(9,618)
Kolon Industries, Inc.	GSC	USD	56,076	(1M LIBOR + 0.55%)	10/30/15	—	—	(10,564)	(10,564)
Kolon Industries, Inc.	GSC	USD	60,518	(1M LIBOR + 0.55%)	10/30/15	—	—	(11,401)	(11,401)
Kolon Industries, Inc.	GSC	USD	87,633	(1M LIBOR + 0.55%)	10/30/15	—	—	(16,509)	(16,509)
Korea Zinc Co., Ltd.	GSC	USD	52,979	(1M LIBOR + 0.55%)	10/30/15	74	—	(7,073)	(7,147)
Korea Zinc Co., Ltd.	GSC	USD	72,034	(1M LIBOR + 0.55%)	10/30/15	—	—	(9,703)	(9,703)
Korea Zinc Co., Ltd.	GSC	USD	138,227	(1M LIBOR + 0.55%)	10/30/15	—	—	(18,620)	(18,620)
Korea Zinc Co., Ltd.	GSC	USD	169,864	(1M LIBOR + 0.55%)	10/30/15	—	—	(22,881)	(22,881)
Korea Zinc Co., Ltd.	GSC	USD	206,368	(1M LIBOR + 0.55%)	10/30/15	—	—	(27,798)	(27,798)
KT Skylife Co., Ltd.	GSC	USD	54,543	(1M LIBOR + 0.55%)	10/30/15	—	—	7,160	7,160
KT Skylife Co., Ltd.	GSC	USD	38,755	(1M LIBOR + 0.55%)	10/30/15	—	—	5,088	5,088
KT Skylife Co., Ltd.	GSC	USD	36,259	(1M LIBOR + 0.55%)	10/30/15	—	—	4,760	4,760
KT Skylife Co., Ltd.	GSC	USD	35,102	(1M LIBOR + 0.55%)	10/30/15	—	—	4,608	4,608
KT Skylife Co., Ltd.	GSC	USD	28,682	(1M LIBOR + 0.55%)	10/30/15	—	—	3,765	3,765
KT Skylife Co., Ltd.	GSC	USD	27,940	(1M LIBOR + 0.55%)	10/30/15	—	—	3,668	3,668
KT Skylife Co., Ltd.	GSC	USD	26,530	(1M LIBOR + 0.55%)	10/30/15	—	—	3,483	3,483
KT Skylife Co., Ltd.	GSC	USD	22,045	(1M LIBOR + 0.55%)	10/30/15	—	—	2,894	2,894
KT Skylife Co., Ltd.	GSC	USD	21,810	(1M LIBOR + 0.55%)	10/30/15	—	—	2,863	2,863

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

KT Skylife Co., Ltd.	GSC	USD	17,253	(1M LIBOR + 0.55%)	10/30/15	—	—	$2,263	2,263
KT Skylife Co., Ltd.	GSC	USD	15,390	(1M LIBOR + 0.55%)	10/30/15	—	—	2,020	2,020
KT Skylife Co., Ltd.	GSC	USD	14,739	(1M LIBOR + 0.55%)	10/30/15	—	—	1,935	1,935
KT Skylife Co., Ltd.	GSC	USD	13,889	(1M LIBOR + 0.55%)	10/30/15	—	—	1,823	1,823
KT Skylife Co., Ltd.	GSC	USD	12,912	(1M LIBOR + 0.55%)	10/30/15	—	—	1,695	1,695
KT Skylife Co., Ltd.	GSC	USD	11,755	(1M LIBOR + 0.55%)	10/30/15	—	—	1,543	1,543
KT Skylife Co., Ltd.	GSC	USD	11,484	(1M LIBOR + 0.55%)	10/30/15	—	—	1,508	1,508
KT Skylife Co., Ltd.	GSC	USD	11,176	(1M LIBOR + 0.55%)	10/30/15	—	—	1,467	1,467
KT Skylife Co., Ltd.	GSC	USD	8,482	(1M LIBOR + 0.55%)	10/30/15	—	—	1,113	1,113
KT Skylife Co., Ltd.	GSC	USD	7,595	(1M LIBOR + 0.55%)	10/30/15	—	—	997	997
KT Skylife Co., Ltd.	GSC	USD	5,624	(1M LIBOR + 0.55%)	10/30/15	—	—	738	738
LG Corp.	GSC	USD	2,980	(1M LIBOR + 0.55%)	10/30/15	—	—	(299)	(299)
LG Corp.	GSC	USD	96,860	(1M LIBOR + 0.55%)	10/30/15	—	—	(9,727)	(9,727)
LG Corp.	GSC	USD	383,577	(1M LIBOR + 0.55%)	10/30/15	—	—	(38,522)	(38,522)
LG Corp.	GSC	USD	167,504	(1M LIBOR + 0.55%)	12/30/15	—	—	(16,822)	(16,822)
MSCI Daily TR Gross Emerging Markets South Africa	DEUT	USD	1,885,331	1M LIBOR - 0.20%	10/30/15	—	—	109,594	109,594
MSCI Daily TR Gross Emerging Markets South Africa	DEUT	USD	829,719	1M LIBOR - 0.20%	05/31/16	—	—	48,231	48,231
MSCI Daily TR Net Emerging Markets Chile	DEUT	USD	1,285,077	1M LIBOR - 0.10%	02/29/16	—	—	67,885	67,885
MSCI Daily TR World Gross Utilities Sector	GSC	USD	1,630,651	(1M LIBOR + 0.60%)	04/29/16	—	—	80,970	80,970
NongShim Co., Ltd.	GSC	USD	57,854	(1M LIBOR + 0.55%)	10/30/15	—	—	1,417	1,417
NongShim Co., Ltd.	GSC	USD	55,000	(1M LIBOR + 0.55%)	10/30/15	—	—	1,348	1,348
NongShim Co., Ltd.	GSC	USD	42,028	(1M LIBOR + 0.55%)	10/30/15	—	—	1,030	1,030
NongShim Co., Ltd.	GSC	USD	37,618	(1M LIBOR + 0.55%)	10/30/15	—	—	922	922
NongShim Co., Ltd.	GSC	USD	30,094	(1M LIBOR + 0.55%)	10/30/15	—	—	737	737
NongShim Co., Ltd.	GSC	USD	29,835	(1M LIBOR + 0.55%)	10/30/15	—	—	731	731
NongShim Co., Ltd.	GSC	USD	28,797	(1M LIBOR + 0.55%)	10/30/15	—	—	702	702
NongShim Co., Ltd.	GSC	USD	24,646	(1M LIBOR + 0.55%)	10/30/15	—	—	604	604
NongShim Co., Ltd.	GSC	USD	23,868	(1M LIBOR + 0.55%)	10/30/15	—	—	585	585
NongShim Co., Ltd.	GSC	USD	18,160	(1M LIBOR + 0.55%)	10/30/15	—	—	445	445
NongShim Co., Ltd.	GSC	USD	17,901	(1M LIBOR + 0.55%)	10/30/15	—	—	439	439
NongShim Co., Ltd.	GSC	USD	12,972	(1M LIBOR + 0.55%)	10/30/15	—	—	318	318
NongShim Co., Ltd.	GSC	USD	12,712	(1M LIBOR + 0.55%)	10/30/15	—	—	311	311

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

NongShim Co., Ltd.	GSC	USD	12,453	(1M LIBOR + 0.55%)	10/30/15	—	—	$305	305
NongShim Co., Ltd.	GSC	USD	8,561	(1M LIBOR + 0.55%)	10/30/15	—	—	210	210
NongShim Co., Ltd.	GSC	USD	519	(1M LIBOR + 0.55%)	10/30/15	—	—	13	13
NS Shopping Co Ltd	GSC	USD	61,717	(1M LIBOR + 0.55%)	10/30/15	—	—	644	644
NS Shopping Co Ltd	GSC	USD	45,497	(1M LIBOR + 0.55%)	10/30/15	—	—	475	475
NS Shopping Co Ltd	GSC	USD	25,913	(1M LIBOR + 0.55%)	10/30/15	—	—	270	270
NS Shopping Co Ltd	GSC	USD	19,583	(1M LIBOR + 0.55%)	10/30/15	—	—	204	204
NS Shopping Co Ltd	GSC	USD	17,210	(1M LIBOR + 0.55%)	10/30/15	—	—	180	180
S&P Retail Select Industry Index	GSC	USD	5,896,651	1M LIBOR - 0.90%	01/29/16	—	—	14,706	14,706
SK Telecom Co., Ltd.	GSC	USD	21,433	(1M LIBOR + 0.55%)	10/30/15	—	—	(930)	(930)
SK Telecom Co., Ltd.	GSC	USD	100,469	(1M LIBOR + 0.55%)	10/30/15	—	—	(4,361)	(4,361)
SK Telecom Co., Ltd.	GSC	USD	119,446	(1M LIBOR + 0.55%)	10/30/15	—	—	(5,185)	(5,185)
SK Telecom Co., Ltd.	GSC	USD	175,039	(1M LIBOR + 0.55%)	10/30/15	—	—	(7,598)	(7,598)
SK Telecom Co., Ltd.	GSC	USD	194,240	(1M LIBOR + 0.55%)	10/30/15	—	—	(8,431)	(8,431)
SKC Co., Ltd.	GSC	USD	1,216	(1M LIBOR + 0.55%)	10/30/15	—	—	(87)	(87)
SKC Co., Ltd.	GSC	USD	12,324	(1M LIBOR + 0.55%)	10/30/15	—	—	(880)	(880)
SKC Co., Ltd.	GSC	USD	25,766	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,841)	(1,841)
SKC Co., Ltd.	GSC	USD	29,742	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,125)	(2,125)
SKC Co., Ltd.	GSC	USD	40,818	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,916)	(2,916)
SKC Co., Ltd.	GSC	USD	46,306	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,308)	(3,308)
SKC Co., Ltd.	GSC	USD	46,503	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,322)	(3,322)
SKC Co., Ltd.	GSC	USD	90,903	(1M LIBOR + 0.55%)	10/30/15	—	—	(6,494)	(6,494)
Yuhan Corp.	GSC	USD	15,116	(1M LIBOR + 0.55%)	10/30/15	—	—	(813)	(813)
Yuhan Corp.	GSC	USD	17,066	(1M LIBOR + 0.55%)	10/30/15	—	—	(918)	(918)
Yuhan Corp.	GSC	USD	22,430	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,206)	(1,206)
Yuhan Corp.	GSC	USD	32,914	(1M LIBOR + 0.55%)	10/30/15	—	—	(1,770)	(1,770)
Yuhan Corp.	GSC	USD	49,005	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,635)	(2,635)
Yuhan Corp.	GSC	USD	50,711	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,727)	(2,727)
Yuhan Corp.	GSC	USD	51,687	(1M LIBOR + 0.55%)	10/30/15	—	—	(2,780)	(2,780)
Yuhan Corp.	GSC	USD	63,145	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,396)	(3,396)
Yuhan Corp.	GSC	USD	63,633	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,422)	(3,422)
Yuhan Corp.	GSC	USD	71,922	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,868)	(3,868)
Yuhan Corp.	GSC	USD	73,873	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,973)	(3,973)
Yuhan Corp.	GSC	USD	74,117	(1M LIBOR + 0.55%)	10/30/15	—	—	(3,986)	(3,986)

Total						$3,404	$—	$(53,966)	$(57,370)

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

Spreadlock Swap Contracts Outstanding at July 31, 2015

Counterparty	Strike Price (1)	Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value †	Unrealized Appreciation/ (Depreciation)
JPM	0.58%	14,100,000	11/02/15	$—	$—	$0

(1)	This is a spreadlock swap between the 10-Year interest rate swap curve and the yield to maturity on a 30-Year FNMA. If the rate on the 30-Year FNMA minus the 10-Year CMS (constant maturity swap) rate is greater than 0.58%, the Fund will receive money from the counterpary based on the differential. If the rate on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.58%, the Fund will pay the counterpary.

Foreign Currency Contracts Outstanding at July 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/15	BCLY	$4,756,734	$4,770,123	$13,389
AUD	Buy	09/16/15	WEST	7,185,938	7,072,204	(113,734)
AUD	Buy	09/16/15	BOA	3,366,736	3,190,912	(175,824)
AUD	Sell	08/31/15	BCLY	13,398,598	13,436,310	(37,712)
AUD	Sell	09/16/15	BOA	7,461,893	7,072,204	389,689
AUD	Sell	09/16/15	WEST	2,693,338	2,650,710	42,628
AUD	Sell	09/16/15	BCLY	566,150	540,202	25,948
BRL	Buy	08/04/15	UBS	4,842,369	4,793,252	(49,117)
BRL	Buy	08/04/15	TDB	4,884,101	4,793,252	(90,849)
BRL	Sell	08/04/15	UBS	5,256,613	4,793,252	463,361
BRL	Sell	08/04/15	TDB	4,842,369	4,793,252	49,117
BRL	Sell	09/02/15	TDB	4,832,971	4,741,600	91,371
CAD	Buy	08/31/15	RBC	3,102,973	3,105,219	2,246
CAD	Buy	09/16/15	JPM	3,315,201	3,104,916	(210,285)
CAD	Sell	08/31/15	RBC	6,484,771	6,489,466	(4,695)
CAD	Sell	09/16/15	WEST	3,159,171	3,077,398	81,773
CAD	Sell	09/16/15	RBC	28,252	27,517	735
CHF	Buy	08/31/15	UBS	2,979,715	2,948,184	(31,531)
CHF	Buy	09/16/15	UBS	3,070,225	2,949,945	(120,280)
CHF	Sell	08/31/15	UBS	12,608,821	12,475,397	133,424
CHF	Sell	09/16/15	GSC	3,010,621	2,949,944	60,677
CLP	Buy	08/31/15	SCB	806,836	791,361	(15,475)
CLP	Buy	09/16/15	SSG	420,359	395,082	(25,277)
CLP	Buy	09/16/15	SCB	424,164	395,082	(29,082)
CLP	Sell	09/16/15	SCB	812,175	790,165	22,010
CNY	Buy	09/16/15	BOA	13,166,707	12,975,245	(191,462)
CNY	Sell	08/31/15	CBK	13,206,071	12,989,724	216,347
CNY	Sell	09/16/15	CBK	13,141,022	12,975,245	165,777
DKK	Buy	08/31/15	BOA	3,539,268	3,539,972	704
DKK	Buy	09/16/15	JPM	3,647,095	3,541,446	(105,649)
DKK	Sell	09/16/15	GSC	3,564,776	3,541,445	23,331
EUR	Buy	08/31/15	UBS	164,743	164,801	58
EUR	Buy	09/16/15	JPM	291,489	284,625	(6,864)
EUR	Buy	09/16/15	BCLY	8,382,190	8,338,735	(43,455)
EUR	Buy	09/16/15	UBS	3,269,406	3,170,434	(98,972)
EUR	Buy	09/16/15	SSG	25,878,449	25,709,636	(168,813)
EUR	Sell	08/31/15	BNP	17,271,976	17,130,472	141,504
EUR	Sell	08/31/15	HSBC	17,263,009	17,126,078	136,931
EUR	Sell	08/31/15	DEUT	17,262,198	17,126,077	136,121
EUR	Sell	08/31/15	BCLY	71,838	71,413	425
EUR	Sell	09/16/15	JPM	37,470,399	36,588,015	882,384
EUR	Sell	09/16/15	BCLY	636,754	630,790	5,964
EUR	Sell	09/16/15	GSC	2,668,335	2,681,407	(13,072)
GBP	Buy	08/28/15	RBS	15,033,912	15,151,091	117,179
GBP	Buy	09/16/15	BOA	2,369,673	2,394,774	25,101

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

GBP	Sell	08/28/15	BCLY	15,603	$15,614	(11)
GBP	Sell	08/28/15	RBS	1,141,796	1,150,696	(8,900)
GBP	Sell	09/16/15	BCLY	2,130,522	2,169,970	(39,448)
HKD	Buy	09/16/15	BCLY	2,950,691	2,950,858	167
HKD	Sell	08/31/15	WEST	2,950,902	2,950,923	(21)
HKD	Sell	09/16/15	BCLY	2,950,805	2,950,858	(53)
IDR	Buy	08/31/15	UBS	323,439	322,191	(1,248)
IDR	Buy	09/16/15	GSC	321,094	321,134	40
IDR	Sell	09/16/15	BCLY	324,541	321,135	3,406
ILS	Buy	09/16/15	JPM	1,660,427	1,669,629	9,202
ILS	Sell	08/31/15	DEUT	1,646,751	1,669,454	(22,703)
ILS	Sell	09/16/15	CBK	1,646,945	1,669,629	(22,684)
INR	Buy	08/31/15	JPM	2,409,920	2,391,958	(17,962)
INR	Buy	09/16/15	CBK	2,372,342	2,384,367	12,025
INR	Buy	09/16/15	BCLY	5,383,509	5,323,099	(60,410)
INR	Sell	08/31/15	JPM	5,736,015	5,693,263	42,752
INR	Sell	09/16/15	JPM	2,402,414	2,384,367	18,047
INR	Sell	09/16/15	BCLY	1,584,373	1,566,961	17,412
INR	Sell	09/16/15	CBK	3,737,194	3,756,138	(18,944)
JPY	Buy	09/16/15	HSBC	3,713,458	3,636,750	(76,708)
JPY	Buy	09/16/15	SSG	11,744,221	11,449,238	(294,983)
JPY	Sell	08/31/15	BNP	21,664,109	21,640,329	23,780
JPY	Sell	09/16/15	GSC	15,082,826	15,085,988	(3,162)
KRW	Buy	09/16/15	BCLY	793,877	762,555	(31,322)
KRW	Buy	09/16/15	BCLY	3,313,313	3,210,016	(103,297)
KRW	Buy	09/16/15	JPM	14,559,927	14,148,869	(411,058)
KRW	Sell	08/31/15	CBK	17,545,344	17,366,790	178,554
KRW	Sell	09/16/15	CBK	19,042,558	18,121,441	921,117
MXN	Buy	08/31/15	RBC	2,771,694	2,799,395	27,701
MXN	Buy	09/17/15	RBC	481,530	473,177	(8,353)
MXN	Buy	09/17/15	RBC	2,884,838	2,795,531	(89,307)
MXN	Sell	08/31/15	RBC	469,143	473,832	(4,689)
MXN	Sell	09/17/15	RBC	2,137,688	2,100,606	37,082
MXN	Sell	09/17/15	RBC	488,294	473,178	15,116
MXN	Sell	09/17/15	RBC	707,193	694,925	12,268
MYR	Buy	09/17/15	JPM	391,307	390,144	(1,163)
MYR	Sell	08/28/15	UBS	391,634	390,761	873
MYR	Sell	09/17/15	HSBC	397,116	390,144	6,972
NOK	Buy	08/31/15	DEUT	7,518,583	7,535,894	17,311
NOK	Buy	09/16/15	BCLY	946,171	953,891	7,720
NOK	Buy	09/16/15	JPM	7,925,861	7,533,176	(392,685)
NOK	Sell	09/16/15	JPM	1,003,616	953,892	49,724
NOK	Sell	09/16/15	SSG	7,458,626	7,533,176	(74,550)
NZD	Buy	09/16/15	NAB	3,865,440	3,811,886	(53,554)
NZD	Buy	09/16/15	MSC	3,132,976	2,999,796	(133,180)
NZD	Sell	08/31/15	NAB	3,818,107	3,816,745	1,362
NZD	Sell	09/16/15	NAB	7,400,159	6,811,682	588,477
PEN	Buy	09/16/15	SCB	504,275	504,463	188
PEN	Sell	08/31/15	SCB	505,453	506,226	(773)
PEN	Sell	09/16/15	BNP	253,358	252,231	1,127
PEN	Sell	09/16/15	SSG	253,275	252,231	1,044
PLN	Buy	08/31/15	DEUT	335,726	334,777	(949)
PLN	Buy	09/16/15	BOA	342,645	334,620	(8,025)
PLN	Sell	09/16/15	JPM	328,918	334,620	(5,702)
SEK	Buy	08/31/15	GSC	9,759,556	9,714,461	(45,095)
SEK	Buy	09/16/15	JPM	904,690	892,194	(12,496)
SEK	Buy	09/16/15	CBK	10,112,063	9,717,954	(394,109)
SEK	Sell	08/31/15	GSC	896,013	891,873	4,140
SEK	Sell	09/16/15	SSG	9,892,846	9,717,953	174,893
SEK	Sell	09/16/15	CBK	928,377	892,194	36,183
SGD	Buy	09/16/15	JPM	2,684,613	2,642,298	(42,315)
SGD	Sell	08/31/15	UBS	3,532,380	3,517,383	14,997
SGD	Sell	09/16/15	HSBC	2,693,478	2,642,299	51,179
TRY	Buy	08/31/15	UBS	1,558,956	1,534,114	(24,842)
TWD	Buy	09/16/15	JPM	3,763,622	3,701,175	(62,447)
TWD	Sell	08/31/15	UBS	3,741,020	3,700,486	40,534
TWD	Sell	09/16/15	HSBC	3,780,921	3,701,174	79,747

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

ZAR	Buy	08/31/15	UBS	1,938,767	$1,906,270	(32,497)
ZAR	Buy	09/16/15	JPM	894,486	889,514	(4,972)
ZAR	Buy	09/16/15	CBK	1,929,342	1,900,772	(28,570)
ZAR	Sell	08/31/15	UBS	907,295	892,087	15,208
ZAR	Sell	09/16/15	CBK	902,884	889,514	13,370
ZAR	Sell	09/16/15	JPM	1,911,395	1,900,771	10,624

Total						$1,597,201

†	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MUR	Mauritian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwanese Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
DAX	Deutscher Aktien Index
FTSE	Financial Times and Stock Exchange
MSCI	Morgan Stanley Capital International

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

S&P	Standard & Poors
SGX	Singapore Exchange
SPI	Share Price Index

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
J-REIT	Japanese Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced

The Hartford Global All-Asset Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$25,429,309	$—	$24,667,639	$761,670
Corporate Bonds	10,697,998	—	10,697,998	—
Foreign Government Obligations	29,993,259	—	29,112,042	881,217
U.S. Government Agencies	19,648,670	—	19,648,670	—
U.S. Government Securities	16,400,407	—	16,400,407	—
Common Stocks
Australia	2,096,079	654,259	1,441,820	—
Austria	930,600	—	930,600	—
Belgium	815,415	705,385	110,030	—
Brazil	321,118	321,118	—	—
British Virgin Islands	447,942	447,942	—	—
Canada	5,413,449	5,326,030	87,419	—
Cayman Islands	40,973	40,973	—	—
China	11,242,210	4,070,808	7,171,402	—
Denmark	975,627	68,405	907,222	—
Egypt	391,232	—	391,232	—
Finland	147,276	96,604	50,672	—
France	8,156,484	74,477	8,082,007	—
Germany	6,325,015	825,241	5,499,774	—
Greece	4,197,069	—	—	4,197,069
Hong Kong	3,472,771	—	3,472,771	—
Hungary	7,726	7,726	—	—
India	15,892,554	3,345,627	12,546,927	—
Indonesia	569,717	384,019	185,698	—
Ireland	5,157,906	2,421,168	2,736,738	—
Israel	2,766,332	169,927	2,596,405	—
Italy	3,866,962	299,752	3,567,210	—
Japan	25,196,518	123,964	25,072,554	—
Jersey	685,658	685,658	—	—
Kenya	34,538	34,538	—	—
Luxembourg	1,256,066	1,095,567	160,499	—
Malaysia	1,293,458	772,406	521,052	—
Mauritius	661,342	482,740	178,602	—
Mexico	191,480	191,480	—	—
Netherlands	5,965,617	1,954,402	4,011,215	—
Norway	1,297,439	—	1,297,439	—
Panama	35,633	35,633	—	—
Romania	23,959	—	23,959	—
Singapore	4,020,769	232,646	3,788,123	—
South Africa	150,972	—	150,972	—
South Korea	4,510,293	—	4,510,293	—
Spain	2,580,525	30,106	2,550,419	—
Sweden	729,699	18,917	710,782	—
Switzerland	4,364,757	1,284,437	3,080,320	—
Taiwan	6,286,137	114,896	6,171,241	—
Thailand	571,629	405,168	166,461	—
Turkey	525,011	134,672	390,339	—
United Arab Emirates	7,680	—	7,680	—
United Kingdom	12,068,054	1,274,822	10,793,232	—
United States	88,486,703	88,362,376	124,327	—
Exchange Traded Funds	21,649,451	21,649,451	—	—
Preferred Stocks	804,933	451,500	—	353,433
Warrants	162,724	6,950	122,054	33,720
Short-Term Investments	40,789,200	40,789,200	—	—
Purchased Options	93,374	1,355	92,019	—
Foreign Currency Contracts(2)	5,662,536	—	5,662,536	—
Futures Contracts(2)	1,051,557	1,051,557	—	—
Swaps - Credit Default(2)	43,093	—	43,093	—
Swaps - Total Return(2)	596,465	—	596,465	—

Total	$407,201,370	$180,443,902	$220,530,359	$6,227,109

The Hartford Global All-Asset Fund
Schedule of Investments July 31, 2015 (Unaudited)

Liabilities
Foreign Currency Contracts(2)	$(4,065,335)	$—	$(4,065,335)	$—
Futures Contracts(2)	(578,998)	(578,998)	—	—
Swaps - Credit Default(2)	(3,876)	—	(3,876)	—
Swaps - Interest Rate(2)	(92,191)	—	(92,191)	—
Swaps - Total Return(2)	(653,834)	—	(653,834)	—
TBA Sale Commitments	(8,598,226)	—	(8,598,226)	—

Total	$(13,992,460)	$(578,998)	$(13,413,462)	$—

(1) For the period ended July 31, 2015, investments valued at $3,255,757 were transferred from Level 1 to Level 2, and investments valued at $8,178,496 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Foreign Government Obligations	Common Stock	Preferred Stocks	Total
Beginning balance	$3,015,268	$-	$-	$120,397	$3,135,665
Purchases	735,354	6,462	609,955	123,615	1,475,386
Sales	(220,327)	(5,959)	(1,002,773)	-	(1,229,059)
Accrued discounts/(premiums)	3,597	(7,141)	-	-	(3,544)
Total realized gain/(loss)	(5,748)	-	(1,481,149)	-	(1,486,897)
Net change in unrealized appreciation/depreciation	(10,774)	(33,439)	(420,929)	109,421	(355,721)
Transfers into Level 3 (1)	-	921,294	6,720,223	-	7,641,517
Transfers out of Level 3 (1)	(2,755,700)	-	(194,538)	-	(2,950,238)
Ending balance	$761,670	$881,217	$4,230,789	$353,433	$6,227,109

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $(688,755).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 4.5%
		Asset-Backed - Finance & Insurance - 2.9%
	$250,000	Dryden Senior Loan Fund 1.77%, 07/15/2026(1)(2)	$249,950
	250,000	Magnetite CLO Ltd. 1.60%, 07/25/2026(1)(2)	249,450
	250,000	OZLM Funding Ltd. 1.84%, 04/17/2026(1)(2)	249,875

			749,275

		Commercial Mortgage-Backed Securities - 1.1%
	20,000	GS Mortgage Securities Trust 3.58%, 06/10/2047(1)	15,515
	115,000	JP Morgan Chase Commercial Mortgage Securities Corp. 4.42%, 12/15/2047(1)(2)	104,065
	100,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.73%, 10/15/2045(1)(2)	67,138
	25,000	Morgan Stanley Capital I Trust 5.18%, 07/15/2049(1)(2)	22,417
	50,000	UBS-Barclays Commercial Mortgage Trust 4.09%, 03/10/2046(1)(2)	43,799
	25,000	WF-RBS Commercial Mortgage Trust 3.02%, 11/15/2047(1)	18,555

			271,489

		Whole Loan Collateral CMO - 0.5%
	18,623	CHL Mortgage Pass-Through Trust 6.25%, 09/25/2036	17,774
		Countrywide Alternative Loan Trust
	11,601	0.38%, 09/25/2046(2)	9,947
	15,629	0.51%, 11/25/2035(2)	12,789
	23,789	6.50%, 09/25/2036	21,407
	26,273	GMAC Mortgage Corp. Loan Trust 3.01%, 09/19/2035(2)	24,503
	27,206	WaMu Mortgage Pass-Through Certificates Series Trust 2.18%, 09/25/2046(2)	24,785
	8,941	Wells Fargo Mortgage Backed Securities Trust 2.52%, 10/25/2036(2)	8,328

			119,533

		Total Asset & Commercial Mortgage Backed Securities (cost $1,116,913)	1,140,297

Corporate Bonds - 11.5%
		Auto Manufacturers - 1.9%
EUR	100,000	CNH Industrial Finance Europe S.A. 2.75%, 03/18/2019(3)	110,362
CAD	300,000	Daimler Canada Finance Co. 2.33%, 09/14/2015	229,636
	$125,000	Ford Motor Credit Co. LLC 5.63%, 09/15/2015	125,670
EUR	20,000	Volkswagen International Finance N.V. 2.50%, 03/20/2022(2)(3)(4)	21,317

			486,985

		Auto Parts & Equipment - 0.5%
	100,000	Conti-Gummi Finance B.V. 2.50%, 03/20/2017(3)	113,476

		Commercial Banks - 3.1%
	50,000	Bank of America Corp. 0.70%, 05/23/2017(2)	54,553
	$210,000	Barclays Bank plc 4.38%, 09/11/2024	205,035
EUR	50,000	HSBC Bank plc 0.29%, 09/30/2020(2)	54,693
	$30,000	Morgan Stanley 3.88%, 04/29/2024	30,464

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$250,000	Nederlandse Waterschapsbank N.V. 2.00%, 09/09/2015(3)	$250,353
		Royal Bank of Scotland Group plc
	115,000	6.00%, 12/19/2023	123,267
	50,000	9.50%, 03/16/2022(2)(3)	55,170

			773,535

		Commercial Services - 0.4%
	75,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.25%, 03/15/2025(1)	71,437
	35,000	United Rentals North America, Inc. 4.63%, 07/15/2023	34,519

			105,956

		Diversified Financial Services - 1.3%
		Ally Financial, Inc.
	25,000	3.25%, 02/13/2018	24,969
	50,000	3.75%, 11/18/2019	49,750
	25,000	International Lease Finance Corp. 6.25%, 05/15/2019	27,246
CAD	300,000	PSP Capital, Inc. 2.94%, 12/03/2015	231,029

			332,994

		Electric - 0.3%
		American Electric Power Co., Inc.
	$25,000	1.65%, 12/15/2017	24,977
	50,000	2.95%, 12/15/2022	48,789

			73,766

		Healthcare-Services - 1.6%
	70,000	Fresenius Medical Care U.S. Finance II, Inc. 5.63%, 07/31/2019(1)	76,475
	35,000	Tenet Healthcare Corp. 6.75%, 06/15/2023(1)	36,575
		UnitedHealth Group, Inc.
	255,000	0.85%, 10/15/2015	255,071
	30,000	4.75%, 07/15/2045	31,378

			399,499

		Home Builders - 0.1%
	30,000	MDC Holdings, Inc. 5.50%, 01/15/2024	30,493

		Household Products/Wares - 0.3%
	60,000	Spectrum Brands, Inc. 6.38%, 11/15/2020	63,900

		Iron/Steel - 0.0%
	5,000	ArcelorMittal 6.13%, 06/01/2025	4,762

		Machinery-Diversified - 0.4%
		CNH Industrial Capital LLC
	75,000	3.63%, 04/15/2018	75,922
	35,000	3.88%, 07/16/2018(1)	35,263

			111,185

		Media - 0.5%
		CCO Safari II LLC
	15,000	4.91%, 07/23/2025(1)	15,033
	10,000	6.38%, 10/23/2035(1)	10,223
	10,000	6.48%, 10/23/2045(1)	10,350
		Time Warner Cable, Inc.
	40,000	8.25%, 04/01/2019	47,039
	40,000	8.75%, 02/14/2019	47,447

			130,092

		Pharmaceuticals - 0.1%
	25,000	AbbVie, Inc. 1.75%, 11/06/2017	25,040

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Semiconductors - 0.1%
	$30,000	Advanced Micro Devices, Inc. 6.75%, 03/01/2019	$21,825

		Software - 0.1%
		First Data Corp.
	14,000	7.38%, 06/15/2019(1)	14,603
	20,000	8.25%, 01/15/2021(1)	21,175

			35,778

		Telecommunications - 0.8%
	175,000	Deutsche Telekom International Finance B.V. 5.75%, 03/23/2016	180,240
	27,000	Verizon Communications, Inc. 5.01%, 08/21/2054	24,958

			205,198

		Total Corporate Bonds (cost $2,997,578)	2,914,484

Foreign Government Obligations - 18.0%
		Belgium - 1.6%
	400,000	Belgium Government International Bond 0.88%, 09/14/2015(3)	400,274

		Canada - 3.4%
CAD	650,000	Canadian Treasury Bill 0.39%, 10/08/2015	496,651
	470,000	Ontario Treasury Bill 0.75%, 09/16/2015	359,128

			855,779

		France - 1.0%
	$250,000	Caisse d’Amortissement de la Dette Sociale 1.88%, 09/15/2015	250,403

		Germany - 1.0%
	255,000	KFW 1.38%, 08/04/2015(3)	255,000

		Italy - 2.3%
EUR	270,000	Italy Buoni Ordinari del Tesoro BOT 0.01%, 08/31/2015	296,545
	250,000	Italy Buoni Poliennali del Tesoro 3.75%, 08/01/2015	274,562

			571,107

		Japan - 3.0%
JPY	34,750,000	Japan Government Five Year Bond 0.30%, 09/20/2015	280,496
	20,000,000	Japan Government Ten Year Bond 1.50%, 09/20/2015	161,686
	40,000,000	Japan Treasury Discount Bill 0.01%, 08/24/2015	322,745

			764,927

		Netherlands - 0.8%
	$210,000	Netherlands Government Bond 0.25%, 09/12/2015(3)	209,960

		Spain - 1.6%
		Spain Letras del Tesoro
EUR	125,000	0.01%, 08/21/2015	137,280
	250,000	0.01%, 10/16/2015	274,563

			411,843

		United Kingdom - 3.3%
GBP	190,000	United Kingdom Gilt 4.75%, 09/07/2015(3)	297,812
		United Kingdom Treasury Bill
	175,000	0.46%, 10/05/2015	272,982

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

GBP	175,000	0.48%, 09/28/2015	$273,021

			843,815

		Total Foreign Government Obligations (cost $4,583,256)	4,563,108

U.S. Government Agencies - 3.9%
		FHLB - 3.9%
	$500,000	0.09%, 08/25/2015	499,973
	500,000	0.38%, 08/28/2015	500,101

		Total U.S. Government Agencies (cost $1,000,100)	1,000,074

U.S. Government Securities - 36.7%
		U.S. Treasury Securities - 36.7%
		U.S. Treasury Notes - 36.7%
	1,250,000	0.25%, 09/15/2015(5)	1,250,195
	1,465,000	0.25%, 09/30/2015(6)	1,465,343
	3,000,000	0.25%, 10/15/2015	3,000,936
	320,000	0.25%, 10/31/2015	320,075
	1,650,000	1.25%, 09/30/2015	1,652,965
	1,280,000	1.25%, 10/31/2015	1,283,500
	25,000	2.00%, 02/15/2025	24,568
	300,000	4.25%, 08/15/2015	300,398

			9,297,980

		Total U.S. Government Securities (cost $9,299,333)	9,297,980

		Total Long-Term Investments (cost $18,997,180)	18,915,943
Short-Term Investments - 23.0%
		Commercial Paper - 4.0%
	255,000	CBS Corp. 0.30%, 08/04/2015(7)	254,991
	255,000	Nissan Motors Acceptance 0.33%, 08/27/2015(7)	254,937
	255,000	NRW Bank 0.14%, 08/14/2015(7)	254,987
	255,000	United Healthcare Co. 0.30%, 08/12/2015(7)	254,975

			1,019,890

		Discount Notes - 5.9%
		FHLB
	400,000	0.08%, 09/23/2015(7)	399,953
	685,000	0.09%, 10/02/2015(7)	684,943
	250,000	0.09%, 10/21/2015(7)	249,973
	160,000	0.20%, 09/18/2015(7)	160,017

			1,494,886

		Foreign Government Obligations - 6.2%
CAD	175,000	Canadian Treasury Bill 0.62%, 08/13/2015	133,778
	$250,000	Her Majesty in Rights of Canada 0.13%, 09/24/2015(7)	249,951
		Italy Buoni Ordinari del Tesoro BOT
EUR	208,000	0.00%, 08/14/2015	228,436
	88,000	0.00%, 08/14/2015	96,646
	89,000	0.00%, 08/14/2015	97,744
		Quebec Treasury Bill
CAD	640,000	0.53%, 10/09/2015	488,859
	350,000	0.72%, 10/02/2015	267,366

			1,562,780

		Other Investment Pools & Funds - 6.9%
	1,756,126	BlackRock Liquidity Funds TempFund Portfolio	1,756,126

		Total Short-Term Investments (cost $5,851,457)	5,833,682

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

Total Investments Excluding Purchased Options (cost $24,848,637)	97.6%	$24,749,625
Total Purchased Options (cost $74,318)	0.2%	$60,796

Total Investments (cost $24,922,955)^	97.8%	$24,810,421
Other Assets and Liabilities	2.2%	558,250

Total Net Assets	100.0%	$25,368,671

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$83,307
Unrealized Depreciation	(195,841)

Net Unrealized Depreciation	$(112,534)

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $1,311,898, which represents 5.2% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $1,713,724, which represents 6.8% of total net assets.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(6)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts
(7)	The interest rate disclosed for these holdings are the effective yield on the date of the acquisition.

OTC Option Contracts Outstanding at July 31, 2015

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
EUR Call/USD Put	GSC	1.11 EUR per USD	09/14/15	EUR	125,000	$1,398	$2,481	$(1,083)
USD Call/CNH Put	GSC	6.35 USD per CNH	06/23/16	USD	381,000	7,203	5,193	2,010
USD Call/JPY Put	GSC	135.00 USD per JPY	12/07/15	USD	828,000	1,540	5,514	(3,974)
USD Call/KRW Put	GSC	1,200.00 USD per KRW	09/08/15	USD	23,000	3,804	5,048	(1,244)
USD Call/SGD Put	GSC	1.43 USD per SGD	04/07/16	USD	25,000	5,392	5,001	391

Total Calls					1,382,000	$19,337	$23,237	$(3,900)

Puts
AUD Put/CAD Call	BOA	0.89 AUD per CAD	09/11/15	AUD	30,000	$604	$5,229	$(4,625)
AUD Put/NZD Call	JPM	1.00 AUD per NZD	03/10/16	AUD	265,000	395	2,592	(2,197)
AUD Put/NZD Call	GSC	1.01 AUD per NZD	03/10/16	AUD	519,000	1,131	5,526	(4,395)
AUD Put/USD Call	GSC	0.75 AUD per USD	12/10/15	AUD	30,891	14,823	4,806	10,017
AUD Put/USD Call	JPM	0.68 AUD per USD	01/11/16	AUD	295,000	2,601	7,821	(5,220)
AUD Put/USD Call	BOA	0.76 AUD per USD	01/28/16	AUD	160,000	7,497	4,901	2,596
AUD Put/USD Call	GSC	0.67 AUD per USD	03/31/16	AUD	189,999	2,150	2,497	(347)
AUD Put/USD Call	JPM	0.67 AUD per USD	03/31/16	AUD	190,001	2,151	2,476	(325)
EUR Put/DKK Call	JPM	7.30 EUR per DKK	05/03/16	EUR	106,442	521	925	(404)
EUR Put/DKK Call	JPM	7.30 EUR per DKK	05/03/16	EUR	212,884	1,042	1,744	(702)

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

EUR Put/SEK Call	JPM	8.95 EUR per SEK	12/22/15	EUR	230,000	$588	3,555	(2,967)
EUR Put/USD Call	GSC	1.11 EUR per USD	09/14/15	EUR	125,000	2,545	2,482	63
GBP Put/SEK Call	DEUT	11.00 GBP per SEK	01/25/17	GBP	208,819	1,276	1,556	(280)

Total Puts					2,563,036	$37,324	$46,110	$(8,786)

Total purchased option contracts					3,945,036	$56,661	$69,347	$(12,686)

Puts
AUD Put/USD Call	BOA	0.70 AUD per USD	01/28/16	AUD	(160,000)	$(2,423)	$(1,790)	$(633)
AUD Put/USD Call	JPM	0.59 AUD per USD	01/11/17	AUD	(295,000)	(2,624)	(2,775)	151
EUR Put/SEK Call	JPM	8.55 EUR per SEK	12/22/15	EUR	(230,000)	(85)	(1,069)	984

Total Puts					(685,000)	$(5,132)	$(5,634)	$502

Total written option contracts					(685,000)	$(5,132)	$(5,634)	$502

OTC Swaption Contracts Outstanding at July 31, 2015

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:

Calls
Interest Rate Swaption USD	GSC	1.92%	09/18/15	USD	285,000	$3,049	$2,260	$789
Puts
ITRAXX.EUR. Senior
Financials Series 23	BNP	67.50%	09/16/15	EUR	185,000	$386	$341	$45
Interest Rate Swaption USD	GSC	1.92%	09/18/15	USD	285,000	700	2,370	(1,670)

Total Puts					470,000	$1,086	$2,711	$(1,625)

Total purchased swaption contracts					755,000	$4,135	$4,971	$(836)

OTC Swaption Contracts Outstanding at July 31, 2015

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
ITRAXX.EUR. Senior
Financials Series 23	BNP	57.50 EUR	09/16/15	EUR	(185,000)	$(182)	$(281)	$99

Futures Contracts Outstanding at July 31, 2015

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3-Year Bond Future	26	09/15/2015	$2,170,072	$2,177,770	$7,698
Euro BUXL 30-Year Bond Future	1	09/08/2015	166,524	170,626	4,102
Euro-BOBL Future	1	09/08/2015	142,132	142,516	384
Euro-BUND Future	3	09/08/2015	507,382	508,633	1,251
Euro-Schatz Future	1	09/08/2015	124,062	124,077	15
U.S. Treasury 10-Year Note Future	14	09/21/2015	1,774,291	1,784,125	9,834
U.S. Treasury CME Ultra Long Term Bond Future	4	09/21/2015	633,709	638,125	4,416
U.S. Treasury Long Bond Future	2	09/21/2015	308,008	311,875	3,867

Total					$31,567

Short position contracts:
Australian 10-Year Bond Future	10	09/15/2015	$928,624	$939,680	$(11,056)
Canadian Government 10-Year Bond Future	11	09/21/2015	1,203,439	1,209,720	(6,281)
Long Gilt Future	8	09/28/2015	1,447,471	1,463,441	(15,970)
SGX Japanese Government Bond Funture	22	09/09/2015	2,593,989	2,610,792	(16,803)
U.S. Treasury 2-Year Note Future	1	09/30/2015	218,818	219,062	(244)
U.S. Treasury 5-Year Note Future	29	09/30/2015	3,458,134	3,475,469	(17,335)

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

Total	$(67,689)

Total futures contracts	$(36,122)

OTC Credit Default Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	JPM	USD	10,093	(0.32%)	07/25/45	$2,561	$—	$1,993	$(568)
ABX.HE.AAA.06-1	JPM	USD	22,035	(0.18%)	07/25/45	532	—	377	(155)
ABX.HE.AAA.07-1	GSC	USD	24,027	(0.09%)	08/25/37	5,900	—	5,157	(743)
ABX.HE.AAA.07-1	MSC	USD	56,063	(0.09%)	08/25/37	13,370	—	12,034	(1,336)
ABX.HE.PENAAA.06-2	JPM	USD	133,450	(0.11%)	05/25/46	17,973	—	15,745	(2,228)
CMBX.NA.A.7	JPM	USD	65,000	(2.00%)	01/17/47	—	(1,336)	607	1,943
CMBX.NA.AA.2	DEUT	USD	103,713	(0.15%)	03/15/49	35,794	—	35,129	(665)
CMBX.NA.AA.2	MSC	USD	155,569	(0.15%)	03/15/49	57,419	—	52,694	(4,725)
CMBX.NA.AA.7	CSI	USD	60,000	(1.50%)	01/17/47	—	(543)	431	974
CMBX.NA.AA.7	MSC	USD	40,000	(1.50%)	01/17/47	—	(344)	287	631
CMBX.NA.AA.7	MSC	USD	20,000	(1.50%)	01/17/47	—	(235)	144	379
CMBX.NA.AA.7	CSI	USD	60,000	(1.50%)	01/17/47	235	—	431	196
CMBX.NA.AA.7	CSI	USD	60,000	(1.50%)	01/17/47	278	—	431	153
CMBX.NA.AA.7	CSI	USD	60,000	(1.50%)	01/17/47	323	—	431	108
CMBX.NA.AJ.1	CSI	USD	89,030	(0.84%)	10/12/52	4,814	—	1,044	(3,770)
CMBX.NA.AJ.2	DEUT	USD	104,126	(1.09%)	03/15/49	9,244	—	9,075	(169)
CMBX.NA.AJ.2	CSI	USD	84,292	(1.09%)	03/15/49	12,799	—	7,346	(5,453)
CMBX.NA.AJ.3	GSC	USD	88,656	(1.47%)	12/13/49	16,650	—	16,366	(284)
CMBX.NA.AJ.4	GSC	USD	49,803	(0.96%)	02/17/51	8,377	—	9,197	820
CMBX.NA.AJ.4	CSI	USD	69,724	(0.96%)	02/17/51	12,814	—	12,876	62
CMBX.NA.AJ.4	CBK	USD	49,803	(0.96%)	02/17/51	9,243	—	9,197	(46)
CMBX.NA.AJ.4	CSI	USD	19,921	(0.96%)	02/17/51	3,901	—	3,679	(222)
CMBX.NA.AJ.4	JPM	USD	4,980	(0.96%)	02/17/51	1,203	—	919	(284)
CMBX.NA.AJ.4	MSC	USD	29,882	(0.96%)	02/17/51	5,922	—	5,518	(404)
CMBX.NA.AJ.4	MSC	USD	29,882	(0.96%)	02/17/51	5,922	—	5,518	(404)
CMBX.NA.AJ.4	DEUT	USD	69,724	(0.96%)	02/17/51	13,326	—	12,876	(450)
CMBX.NA.AJ.4	CSI	USD	94,625	(0.96%)	02/17/51	18,312	—	17,474	(838)
CMBX.NA.AJ.4	CSI	USD	94,624	(0.96%)	02/17/51	23,797	—	17,473	(6,324)
CMBX.NA.AM.2	CSI	USD	360,000	(0.50%)	03/15/49	22,950	—	643	(22,307)
CMBX.NA.AM.4	GSC	USD	55,000	(0.50%)	02/17/51	4,592	—	989	(3,603)
CMBX.NA.AS.6	CSI	USD	135,000	(1.00%)	05/11/63	1,771	—	694	(1,077)
CMBX.NA.AS.7	CBK	USD	60,000	(1.00%)	01/17/47	1,383	—	819	(564)
CMBX.NA.AS.7	CSI	USD	85,000	(1.00%)	01/17/47	1,967	—	1,160	(807)
ITRAXX.ex.Japan.IG.23	GSC	USD	40,000	(1.00%)	06/20/20	256	—	149	(107)

Total						$313,628	$(2,458)	$258,903	$(52,267)

Sell protection:
CMBX.NA.A.2	MSC	USD	19,750	0.25%	03/15/49	$—	$(12,421)	$(12,306)	$115
CMBX.NA.A.2	MSC	USD	11,850	0.25%	03/15/49	—	(7,448)	(7,383)	65
CMBX.NA.A.2	BOA	USD	11,850	0.25%	03/15/49	—	(7,445)	(7,383)	62
CMBX.NA.A.2	GSC	USD	11,850	0.25%	03/15/49	—	(7,429)	(7,383)	46
CMBX.NA.A.2	BOA	USD	35,549	0.25%	03/15/49	—	(20,128)	(22,150)	(2,022)
CMBX.NA.AAA.6	CSI	USD	645,000	0.50%	05/11/63	—	(20,183)	(11,923)	8,260
CMBX.NA.AAA.6	DEUT	USD	260,000	0.50%	05/11/63	—	(6,337)	(4,806)	1,531
CMBX.NA.AAA.6	CSI	USD	100,000	0.50%	05/11/63	—	(1,938)	(1,848)	90
CMBX.NA.BB.6	CSI	USD	275,000	5.00%	05/11/63	—	(16,339)	—	16,339
CMBX.NA.BB.6	CSI	USD	82,000	5.00%	05/11/63	1,386	—	—	(1,386)
CMBX.NA.BB.7	GSC	USD	85,000	5.00%	01/17/47	—	(5,005)	(1,502)	3,503
CMBX.NA.BB.7	CSI	USD	60,000	5.00%	01/17/47	—	(2,000)	(1,061)	939
CMBX.NA.BB.7	DEUT	USD	50,000	5.00%	01/17/47	—	(1,259)	(884)	375
CMBX.NA.BB.7	CSI	USD	10,000	5.00%	01/17/47	—	(490)	(176)	314
CMBX.NA.BB.8	CSI	USD	15,000	5.00%	10/17/57	—	(1,124)	(974)	150
CMBX.NA.BB.8	BOA	USD	45,000	5.00%	10/17/57	—	(3,233)	(3,107)	126
CMBX.NA.BB.8	CSI	USD	10,000	5.00%	10/17/57	—	(768)	(649)	119

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

CMBX.NA.BB.8	JPM	USD	10,000	5.00%		10/17/57	—	(749)	$(649)	100
CMBX.NA.BB.8	CSI	USD	10,000	5.00%		10/17/57	—	(724)	(690)	34
CMBX.NA.BB.8	CSI	USD	15,000	5.00%		10/17/57	—	(944)	(1,036)	(92)
CMBX.NA.BB.8	BCLY	USD	35,000	5.00%		10/17/57	—	(2,170)	(2,417)	(247)
CMBX.NA.BB.8	GSC	USD	15,000	5.00%		10/17/57	—	(788)	(1,038)	(250)
CMBX.NA.BB.8	GSC	USD	30,000	5.00%		10/17/57	—	(1,598)	(2,076)	(478)
ITRAXX.EUR. Senior
Financials Series 23	BCLY	EUR	30,000	1.00%		06/20/20	442	—	456	14
PrimeX.ARM.2	MSC	USD	88,911	4.58%		12/25/37	1,778	—	3,402	1,624
PrimeX.ARM.2	MSC	USD	3,510	4.58%		12/25/37	130	—	134	4

Total							$3,736	$(120,520)	$(87,449)	$29,335

Total traded indices							$317,364	$(122,978)	$171,454	$(22,932)

Credit default swaps on single-name issues:
Buy protection:
Advanced Micro
Devices	JPM	USD	25,000	(5.00	%)/13.68%	09/20/20	$3,521	$—	$6,919	$3,398
Advanced Micro
Devices	JPM	USD	5,000	(5.00	%)/13.68%	09/20/20	892	—	1,383	491
Amkor Technology, Inc	JPM	USD	25,000	(5.00	%)/4.71%	09/20/20	—	(258)	(463)	(205)
Avis Budget Group, Inc.	BOA	USD	20,000	(5.00	%)/1.40%	06/20/18	—	(1,993)	(2,154)	(161)
First Data Corp.	MSC	USD	100,000	(5.00	%)/1.03%	09/20/17	—	(6,473)	(9,456)	(2,983)
Freeport - McMoran,
Inc.	JPM	USD	50,000	(1.00	%)/4.47%	09/20/20	5,152	—	7,621	2,469
Hertz Corp.	BOA	USD	10,000	(5.00	%)/1.84%	06/20/18	—	(867)	(947)	(80)
MDC Holdings, Inc.	JPM	USD	30,000	(1.00	%)/1.34%	03/20/20	985	—	418	(567)
Ryland Group, Inc.	DEUT	USD	75,000	(5.00	%)/0.47%	09/20/17	—	(5,422)	(7,714)	(2,292)
Ryland Group, Inc.	DEUT	USD	50,000	(5.00	%)/0.59%	12/20/17	—	(4,069)	(5,554)	(1,485)
Teck Resources Ltd.	GSC	USD	5,000	(5.00	%)/6.20%	09/20/20	290	—	223	(67)
Tenet Healthcare Corp.	MSC	USD	50,000	(5.00	%)/1.05%	12/20/17	—	(3,634)	(4,971)	(1,337)
Thyssen Krupp AG	MSC	EUR	75,000	(1.00	%)/1.63%	06/20/20	1,581	—	2,354	773

Total							$12,421	$(22,716)	$(12,341)	$(2,046)

Credit default swaps on single-name issues:
Sell protection:
Avis Budget Group, Inc.	GSC	USD	20,000	5.00	%/3.16%	09/20/20	$1,724	$—	$1,830	$106
Banco Santander S.A.	CSFB	EUR	45,000	1.00	%/0.99%	06/20/20	306	—	71	(235)
Beazer Homes USA,
Inc.	JPM	USD	50,000	5.00	%/4.57%	09/20/20	2,570	—	1,252	(1,318)
First Data Corp.	JPM	USD	100,000	5.00	%/3.33%	09/20/20	9,339	—	8,298	(1,041)
Hertz Corp.	JPM	USD	10,000	5.00	%/3.94%	09/20/20	514	—	540	26
Liberty Interactive LLC	GSC	USD	15,000	5.00	%/2.17%	03/20/20	1,616	—	1,940	324
Ryland Group, Inc.	JPM	USD	70,000	5.00	%/1.74%	09/20/20	11,060	—	11,440	380
Sprint Communications,
Inc.	MSC	USD	25,000	5.00	%/5.41%	09/20/20	—	(403)	(306)	97
Tenet Healthcare Corp.	MSC	USD	50,000	5.00	%/3.1%	09/20/20	4,259	—	4,702	443
United Rentals, Inc.	GSC	USD	25,000	5.00	%/3.33%	09/20/20	3,013	—	2,089	(924)

Total							$34,401	$(403)	$31,856	$(2,142)

Total single-name issues							$46,822	$(23,119)	$19,515	$(4,188)

Total OTC contracts							$364,186	$(146,097)	$190,969	$(27,120)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding July 31, 2015

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.24	USD	24,750	(5.00%)	06/20/20	$(1,519)	$(1,554)	$(35)

Total					$(1,519)	$(1,554)	$(35)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2015

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
JPM	1M MXN TIIE	4.39% Fixed	MXN	1,340,000	09/12/17	$—	$—	$(26)	$(26)
JPM	1M MXN TIIE	4.67% Fixed	MXN	1,405,000	09/13/17	—	—	446	446
JPM	1M MXN TIIE	4.38% Fixed	MXN	2,080,000	09/14/17	—	—	(82)	(82)
MSC	1M MXN TIIE	5.50% Fixed	MXN	2,290,000	09/09/20	—	—	165	165
BOA	1M MXN TIIE	5.45% Fixed	MXN	1,400,000	09/09/20	—	—	(75)	(75)
GSC	1M MXN TIIE	7.59% Fixed	MXN	1,840,000	09/09/25	—	—	756	756
MSC	1M MXN TIIE	7.12% Fixed	MXN	2,600,000	09/10/25	—	—	(1,626)	(1,626)
JPM	1M MXN TIIE	6.86% Fixed	MXN	1,700,000	09/10/25	—	—	(2,026)	(2,026)
JPM	1M MXN TIIE	7.62% Fixed	MXN	475,000	09/11/25	—	—	225	225
CBK	3M ILS TELBOR	0.48% Fixed	ILS	250,000	09/16/17	—	—	175	175
JPM	1.26% Fixed	3M ILS TELBOR	ILS	150,000	09/16/20	—	—	(177)	(177)
GSC	1.93% Fixed	3M KRW KSDA	KRW	94,900,000	09/16/20	—	—	(3)	(3)
GSC	2.08% Fixed	3M KRW KSDA	KRW	54,035,000	09/16/20	—	—	(329)	(329)
DEUT	2.67% Fixed	3M KRW KSDA	KRW	108,040,000	09/16/25	—	—	(533)	(533)
BOA	3M KRW KSDA	1.71% Fixed	KRW	389,035,000	09/16/17	—	—	370	370
DEUT	3M KRW KSDA	1.72% Fixed	KRW	145,085,000	09/16/17	—	—	156	156
JPM	3M KRW KWCDC	1.73% Fixed	KRW	1,534,700,000	09/21/18	—	—	(2,517)	(2,517)
GSC	3M KRW KWCDC	2.24% Fixed	KRW	252,285,000	09/16/25	—	—	355	355
JPM	3M KRW KWCDC	2.24% Fixed	KRW	66,255,000	09/16/25	—	—	93	93
JPM	3M SEK STIBOR	1.17% Fixed	SEK	8,800,000	09/19/19	—	—	889	889
GSC	3M SEK STIBOR	2.30% Fixed	SEK	1,900,000	09/16/25	—	—	318	318
MSC	7.13% Fixed	3M ZAR JIBAR	ZAR	9,510,000	06/15/17	—	—	1,250	1,250
MSC	8.38% Fixed	3M ZAR JIBAR	ZAR	9,755,000	09/21/17	—	—	1,187	1,187
JPM	7.39% Fixed	3M ZAR JIBAR	ZAR	9,760,000	09/21/17	—	—	1,140	1,140
GSC	3M ZAR JIBAR	7.33% Fixed	ZAR	1,515,000	09/16/17	—	—	411	411
JPM	3M ZAR JIBAR	7.10% Fixed	ZAR	1,700,000	09/16/17	—	—	(101)	(101)
GSC	3M ZAR JIBAR	7.08% Fixed	ZAR	1,155,000	09/16/17	—	—	(102)	(102)
BOA	3M ZAR JIBAR	7.78% Fixed	ZAR	635,000	09/16/20	—	—	(16)	(16)
JPM	3M ZAR JIBAR	7.55% Fixed	ZAR	620,000	09/16/20	—	—	(476)	(476)
JPM	3M ZAR JIBAR	9.15% Fixed	ZAR	725,000	09/16/25	—	—	6	6
MSC	3M ZAR JIBAR	8.30% Fixed	ZAR	145,000	09/16/25	—	—	(14)	(14)

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

MSC	3M ZAR JIBAR	8.31% Fixed	ZAR	645,000	09/16/25	—	—	$(20)	(20)
JPM	3M ZAR JIBAR	9.06% Fixed	ZAR	710,000	09/16/25	—	—	(126)	(126)
JPM	3M ZAR JIBAR	9.05% Fixed	ZAR	710,000	09/16/25	—	—	(141)	(141)
MSC	3M ZAR JIBAR	8.24% Fixed	ZAR	945,000	09/16/25	—	—	(379)	(379)
MSC	3M ZAR JIBAR	8.96% Fixed	ZAR	1,185,000	09/16/25	—	—	(456)	(456)
CBK	3M ZAR JIBAR	8.94% Fixed	ZAR	1,400,000	09/16/25	—	—	(597)	(597)
JPM	3M ZAR JIBAR	7.80% Fixed	ZAR	690,000	09/16/25	—	—	(1,885)	(1,885)
DEUT	3.76% Fixed	6M AUD BBSW	AUD	85,000	09/16/25	—	—	(20)	(20)
JPM	6M CLICP	3.59% Fixed	CLP	179,390,000	09/16/17	—	—	1,224	1,224
MSC	6M CLICP	3.45% Fixed	CLP	74,385,000	09/16/17	—	—	90	90
GSC	6M HUF BUBOR	1.86% Fixed	HUF	28,600,000	09/16/17	—	—	446	446
GSC	6M HUF BUBOR	2.26% Fixed	HUF	12,050,000	09/16/20	—	—	(178)	(178)
JPM	6M NOK NIBOR	1.85% Fixed	NOK	4,120,000	09/20/19	—	—	1,924	1,924
JPM	6M NOK NIBOR	1.80% Fixed	NOK	285,000	09/16/20	—	—	408	408
JPM	6M NOK NIBOR	1.77% Fixed	NOK	250,000	09/16/20	—	—	320	320
JPM	6M NOK NIBOR	1.56% Fixed	NOK	300,000	09/16/20	—	—	—	0
MSC	6M PLN WIBOR	2.08% Fixed	PLN	635,000	09/16/17	—	—	840	840
MSC	6M PLN WIBOR	2.04% Fixed	PLN	660,000	09/16/17	—	—	753	753
MSC	6M PLN WIBOR	2.01% Fixed	PLN	490,000	09/16/17	—	—	490	490
CBK	6M PLN WIBOR	2.25% Fixed	PLN	265,000	09/16/20	—	—	(79)	(79)
MSC	6M PLN WIBOR	2.20% Fixed	PLN	175,000	09/16/20	—	—	(159)	(159)
MSC	6M PLN WIBOR	3.21% Fixed	PLN	185,000	09/16/25	—	—	8	8
CBK	6M PLN WIBOR	3.08% Fixed	PLN	275,000	09/16/25	—	—	(390)	(390)
DEUT	BZDIOVRA	12.78% Fixed	BRL	256,374	01/02/19	—	—	116	116

Total						$—	$—	$2,028	$2,028

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2015

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
0.87% Fixed	3M JPY LIBOR	JPY	61,460,000	09/16/25	$—	$—	$1,614	$1,614
2.34% Fixed	3M USD LIBOR	USD	1,465,000	06/15/26	37,539	—	24,752	(12,787)
3M USD LIBOR	1.25% Fixed	USD	5,040,000	06/15/17	3,260	—	3,440	180
3M USD LIBOR	1.62% Fixed	USD	6,450,000	06/15/18	1,161	—	18,287	17,126
3M USD LIBOR	3.20% Fixed	USD	25,000	09/16/25	—	—	231	231
6M EUR EURIBOR	1.65% Fixed	EUR	75,000	09/16/45	951	—	2,992	2,041
1.12% Fixed	6M EUR EURIBOR	EUR	195,000	09/16/25	—	(1,028)	(2,181)	(1,153)
6M GBP LIBOR	1.31% Fixed	GBP	3,300,000	06/15/17	1,569	—	1,305	(264)
6M GBP LIBOR	1.89% Fixed	GBP	5,075,000	06/21/19	8,680	—	(4,902)	(13,582)

Total					$53,160	$(1,028)	$45,538	$(6,594)

Foreign Currency Contracts Outstanding at July 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/28/15	BCLY	$80,043	$80,267	$224
AUD	Buy	08/28/15	JPM	29,071	29,187	116
AUD	Buy	08/28/15	CBK	76,574	76,618	44
AUD	Buy	08/28/15	SCB	14,601	14,594	(7)
AUD	Buy	08/28/15	BNP	76,634	76,617	(17)
AUD	Buy	08/28/15	BOA	76,711	76,618	(93)
AUD	Buy	08/28/15	SCB	14,727	14,593	(134)

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

AUD	Buy	08/28/15	DEUT	76,760	$76,617	(143)
AUD	Buy	08/28/15	BCLY	29,457	29,187	(270)
AUD	Buy	08/28/15	JPM	152,802	152,506	(296)
AUD	Buy	08/28/15	JPM	75,783	75,159	(624)
AUD	Buy	08/28/15	NAB	75,059	74,428	(631)
AUD	Sell	08/28/15	HSBC	32,834	32,836	(2)
AUD	Sell	08/28/15	JPM	152,831	153,236	(405)
AUD	Sell	08/28/15	BCLY	779,324	781,501	(2,177)
BRL	Buy	08/04/15	SCB	17,678	17,499	(179)
BRL	Buy	08/04/15	MSC	79,552	78,745	(807)
BRL	Buy	08/04/15	TDB	52,006	51,039	(967)
BRL	Buy	08/04/15	SCB	15,584	14,583	(1,001)
BRL	Buy	08/04/15	SCB	17,126	16,041	(1,085)
BRL	Buy	08/04/15	SCB	15,738	14,582	(1,156)
BRL	Buy	08/04/15	GSC	17,250	16,041	(1,209)
BRL	Buy	08/04/15	GSC	20,754	18,958	(1,796)
BRL	Buy	08/04/15	UBS	35,183	32,082	(3,101)
BRL	Sell	08/04/15	MSC	83,429	78,746	4,683
BRL	Sell	08/04/15	GSC	23,478	21,874	1,604
BRL	Sell	08/04/15	SCB	34,878	33,540	1,338
BRL	Sell	08/04/15	SCB	15,760	14,582	1,178
BRL	Sell	08/04/15	SCB	15,711	14,583	1,128
BRL	Sell	08/04/15	TDB	51,562	51,039	523
BRL	Sell	08/04/15	UBS	32,410	32,081	329
BRL	Sell	08/04/15	GSC	13,259	13,125	134
BRL	Sell	09/02/15	TDB	51,461	50,488	973
CAD	Buy	08/28/15	CBK	38,253	38,223	(30)
CAD	Buy	08/28/15	SCB	23,032	22,934	(98)
CAD	Buy	08/28/15	MSC	139,534	137,604	(1,930)
CAD	Sell	08/13/15	MSC	144,956	133,795	11,161
CAD	Sell	08/28/15	RBC	76,392	76,447	(55)
CAD	Sell	09/14/15	RBC	239,966	229,317	10,649
CAD	Sell	09/16/15	RBC	381,000	359,259	21,741
CAD	Sell	10/02/15	HSBC	276,406	267,508	8,898
CAD	Sell	10/08/15	MSC	499,459	496,783	2,676
CAD	Sell	10/09/15	BOA	492,980	489,901	3,079
CAD	Sell	12/03/15	GSC	231,939	229,240	2,699
CHF	Sell	08/28/15	UBS	293,123	290,034	3,089
CHF	Sell	08/28/15	BCLY	83,204	82,867	337
CHF	Sell	08/28/15	HSBC	31,202	31,075	127
CHF	Sell	08/28/15	DEUT	99,969	100,476	(507)
CLP	Buy	08/28/15	SCB	27,968	27,807	(161)
CLP	Sell	08/28/15	SCB	35,434	34,758	676
CLP	Sell	08/28/15	SCB	22,440	22,039	401
CLP	Sell	08/28/15	SCB	15,189	14,939	250
CNH	Buy	08/28/15	SCB	54,470	54,516	46
COP	Buy	08/28/15	HSBC	2,450	2,428	(22)
EUR	Buy	08/28/15	BCLY	158,001	159,303	1,302
EUR	Buy	08/28/15	BOA	152,789	153,810	1,021
EUR	Buy	08/28/15	DEUT	100,285	101,075	790
EUR	Buy	08/28/15	JPM	71,429	71,412	(17)
EUR	Buy	08/28/15	HSBC	103,269	102,174	(1,095)
EUR	Buy	08/28/15	GSC	155,424	153,810	(1,614)
EUR	Buy	08/31/15	UBS	196,529	194,464	(2,065)
EUR	Sell	08/03/15	MSC	269,077	274,572	(5,495)
EUR	Sell	08/14/15	UBS	135,075	131,813	3,262
EUR	Sell	08/14/15	HSBC	283,050	291,086	(8,036)
EUR	Sell	08/21/15	CBK	136,351	137,317	(966)
EUR	Sell	08/28/15	UBS	436,229	432,865	3,364
EUR	Sell	08/28/15	CBK	102,673	102,173	500
EUR	Sell	08/28/15	MSC	60,700	60,425	275
EUR	Sell	08/28/15	GSC	305,632	305,423	209
EUR	Sell	08/28/15	GSC	99,913	99,976	(63)
EUR	Sell	08/28/15	UBS	43,705	43,945	(240)
EUR	Sell	08/28/15	GSC	303,847	304,324	(477)
EUR	Sell	08/28/15	GSC	203,637	204,347	(710)
EUR	Sell	08/28/15	GSC	203,463	204,347	(884)

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

EUR	Sell	08/31/15	UBS	338,652	$335,094	3,558
EUR	Sell	08/31/15	GSC	298,878	296,641	2,237
EUR	Sell	08/31/15	BNP	55,387	54,933	454
EUR	Sell	08/31/15	HSBC	55,373	54,934	439
EUR	Sell	08/31/15	DEUT	55,370	54,933	437
EUR	Sell	10/16/15	CBK	272,037	274,868	(2,831)
GBP	Buy	08/28/15	RBS	46,477	46,839	362
GBP	Buy	08/28/15	DEUT	82,649	82,750	101
GBP	Buy	08/28/15	UBS	15,617	15,613	(4)
GBP	Sell	08/28/15	BCLY	31,260	31,227	33
GBP	Sell	08/28/15	HSBC	15,583	15,614	(31)
GBP	Sell	08/28/15	UBS	103,923	104,609	(686)
GBP	Sell	08/28/15	RBS	285,062	287,284	(2,222)
GBP	Sell	09/08/15	GSC	288,993	296,631	(7,638)
GBP	Sell	09/28/15	UBS	275,561	273,175	2,386
GBP	Sell	10/05/15	GSC	275,230	273,163	2,067
HUF	Sell	08/28/15	RBS	53,981	54,670	(689)
IDR	Sell	08/28/15	UBS	11,733	11,689	44
IDR	Sell	08/28/15	CSFB	19,993	19,996	(3)
ILS	Buy	08/28/15	JPM	18,343	18,555	212
ILS	Buy	08/28/15	GSC	33,058	33,135	77
ILS	Buy	08/28/15	GSC	19,874	19,881	7
ILS	Sell	08/28/15	DEUT	57,523	58,316	(793)
INR	Buy	08/28/15	JPM	152,740	151,543	(1,197)
INR	Sell	08/28/15	BOA	40,218	40,018	200
INR	Sell	08/28/15	BCLY	35,077	35,055	22
INR	Sell	08/28/15	JPM	2,501	2,481	20
JPY	Buy	08/28/15	DEUT	76,210	76,270	60
JPY	Buy	08/28/15	GSC	76,216	76,270	54
JPY	Buy	08/28/15	JPM	152,597	151,732	(865)
JPY	Buy	08/28/15	BNP	1,376,414	1,374,894	(1,520)
JPY	Buy	08/31/15	BNP	4,040	4,036	(4)
JPY	Sell	08/24/15	RBS	323,696	322,824	872
JPY	Sell	08/28/15	JPM	152,087	151,935	152
JPY	Sell	08/28/15	SCB	13,006	12,914	92
JPY	Sell	08/28/15	BCLY	17,764	17,756	8
JPY	Sell	08/28/15	BCLY	29,030	29,055	(25)
JPY	Sell	08/28/15	BCLY	17,690	17,756	(66)
JPY	Sell	09/24/15	JPM	281,944	280,603	1,341
JPY	Sell	09/24/15	BOA	162,738	161,498	1,240
KRW	Buy	08/28/15	SCB	12,730	12,551	(179)
KRW	Sell	08/28/15	CBK	751,187	743,520	7,667
KRW	Sell	08/28/15	SCB	39,873	39,532	341
KRW	Sell	08/28/15	MSC	26,263	26,229	34
MXN	Buy	08/28/15	UBS	40,380	40,256	(124)
MXN	Sell	08/28/15	SCB	31,014	30,966	48
MXN	Sell	08/28/15	BCLY	24,981	25,392	(411)
MXN	Sell	08/28/15	UBS	75,066	75,867	(801)
MXN	Sell	08/28/15	RBC	115,169	116,308	(1,139)
MYR	Sell	08/28/15	UBS	10,457	10,434	23
NOK	Buy	08/28/15	DEUT	72,015	72,182	167
NOK	Buy	08/28/15	GSC	32,922	33,032	110
NOK	Buy	08/28/15	SCB	23,430	23,246	(184)
NOK	Sell	08/28/15	SCB	14,704	14,682	22
NZD	Buy	08/28/15	UBS	303,407	302,917	(490)
NZD	Sell	08/28/15	BNP	76,383	75,729	654
NZD	Sell	08/28/15	CBK	76,288	75,730	558
NZD	Sell	08/28/15	JPM	26,518	26,341	177
NZD	Sell	08/28/15	SCB	26,421	26,341	80
NZD	Sell	08/28/15	BCLY	13,167	13,170	(3)
NZD	Sell	08/28/15	BCLY	26,227	26,340	(113)
PEN	Sell	08/28/15	SCB	23,427	23,417	10
PEN	Sell	08/28/15	SCB	38,959	39,027	(68)
PLN	Buy	08/28/15	JPM	20,003	19,866	(137)
PLN	Sell	08/28/15	DEUT	82,345	82,110	235
PLN	Sell	08/28/15	SCB	27,994	27,811	183
RUB	Buy	08/28/15	GSC	69,490	67,973	(1,517)

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

RUB	Buy	08/28/15	MSC	64,254	$62,422	(1,832)
RUB	Buy	08/28/15	JPM	70,300	67,973	(2,327)
RUB	Sell	08/28/15	JPM	70,993	67,410	3,583
RUB	Sell	08/28/15	MSC	69,388	67,410	1,978
RUB	Sell	08/28/15	GSC	27,253	26,706	547
RUB	Sell	08/28/15	BOA	1,165	1,126	39
SEK	Buy	08/28/15	GSC	15,111	15,076	(35)
SEK	Buy	08/28/15	SCB	20,958	20,875	(83)
SEK	Buy	08/28/15	GSC	602,005	599,239	(2,766)
SEK	Sell	08/28/15	SCB	25,771	25,514	257
SEK	Sell	08/28/15	GSC	12,917	12,757	160
SEK	Sell	08/28/15	GSC	25,632	25,514	118
SEK	Sell	08/28/15	BCLY	76,630	76,543	87
SGD	Buy	08/28/15	JPM	21,816	21,849	33
SGD	Buy	08/28/15	SCB	14,613	14,565	(48)
SGD	Buy	08/28/15	JPM	14,621	14,566	(55)
SGD	Buy	08/28/15	UBS	40,225	40,055	(170)
SGD	Buy	08/28/15	BCLY	54,853	54,622	(231)
SGD	Sell	08/28/15	MSC	80,443	80,111	332
SGD	Sell	08/28/15	HSBC	102,262	101,960	302
SGD	Sell	08/28/15	UBS	54,853	54,622	231
THB	Sell	08/28/15	JPM	29,170	28,908	262
TRY	Buy	08/28/15	JPM	18,185	17,895	(290)
TRY	Buy	08/28/15	UBS	132,737	130,632	(2,105)
TRY	Sell	08/28/15	HSBC	99,231	98,421	810
TRY	Sell	08/28/15	GSC	17,913	17,895	18
TWD	Sell	08/28/15	CSFB	47,869	47,679	190
ZAR	Buy	08/28/15	SCB	18,148	18,089	(59)
ZAR	Buy	08/28/15	UBS	175,851	172,867	(2,984)
ZAR	Sell	08/28/15	CSFB	76,342	75,108	1,234
ZAR	Sell	08/28/15	CSFB	74,086	73,929	157
ZAR	Sell	08/28/15	GSC	14,974	14,943	31
ZAR	Sell	08/28/15	CSFB	29,878	29,886	(8)

Total						$48,681

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit i Traxx - Europe
KWCDC	South Korean Won 3 Month Certificate of Deposit
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
SGX	Singapore Exchange

Other Abbreviations:
BBSW	Bank Bill Swap Referance Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-Counter
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

The Hartford Global Alpha Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$1,140,297	$—	$1,140,297	$—
Corporate Bonds	2,914,484	—	2,914,484	—
Foreign Government Obligations	4,563,108	—	4,563,108	—
U.S. Government Agencies	1,000,074	—	1,000,074	—
U.S. Government Securities	9,297,980	—	9,297,980	—
Short-Term Investments	5,833,682	1,756,126	4,077,556	—
Purchased Options	60,796	—	60,796	—
Foreign Currency Contracts(2)	125,979	—	125,979	—
Futures Contracts(2)	31,567	31,567	—	—
Swaps - Credit Default(2)	47,583	—	47,583	—
Swaps - Interest Rate(2)	35,753	—	35,753	—

Total	$25,051,303	$1,787,693	$23,263,610	$—

Liabilities
Foreign Currency Contracts(2)	$(77,298)	$—	$(77,298)	$—
Futures Contracts(2)	(67,689)	(67,689)	—	—
Swaps - Credit Default(2)	(74,738)	—	(74,738)	—
Swaps - Interest Rate(2)	(40,319)	—	(40,319)	—
Written Options	(5,314)	—	(5,314)	—

Total	$(265,358)	$(67,689)	$(197,669)	$—

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Total
Beginning balance	$87,168	$87,168
Purchases	10,085	10,085
Sales	(53,067)	(53,067)
Accrued discounts/(premiums)	552	552
Total realized gain/(loss)	3,096	3,096
Net change in unrealized appreciation/depreciation	(1,369)	(1,369)
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	(46,465)	(46,465)
Ending balance	$-	$-

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $(1,369).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.3%
	Automobiles & Components - 1.3%
1,754,718	Chongqing Changan Automobile Co., Ltd. Class B	$3,725,809
124,064	Delphi Automotive plc	9,686,917
113,238	Fiat Chrysler Automobiles N.V.*	1,781,270
84,800	Honda Motor Co., Ltd.	2,849,068
13,700	Toyota Industries Corp.	758,377
222,000	Xingda International Holdings Ltd.	54,123

		18,855,564

	Banks - 6.9%
5,588,521	Alpha Bank A.E.*(1)(2)	1,548,110
1,039,124	Axis Bank Ltd.	9,285,902
251,457	Banca Popolare dell-Emilia Romagna Scrl*	2,213,644
268,100	Bangkok Bank PCL NVDR	1,261,985
328,045	Bank of America Corp.	5,865,445
4,914,282	Bank of Ireland*	2,063,921
68,497	Bank of Nova Scotia	3,363,888
95,622	BNP Paribas S.A.	6,219,952
823,785	CaixaBank S.A.	3,676,281
2,704,000	China Construction Bank Class H	2,205,831
279,539	Citigroup, Inc.	16,341,850
54,675	Citizens Financial Group, Inc.	1,425,377
3,222,453	Eurobank Ergasias S.A.*(1)(2)	392,252
76,000	Fifth Third Bancorp	1,601,320
486,024	Genworth Mortgage Insurance Australia Ltd.	1,269,081
37,422	Grupo Financiero Galicia S.A. ADR	703,159
175,600	HSBC Holdings plc	1,586,098
1,035,544	ICICI Bank Ltd.	4,900,575
12,400	ICICI Bank Ltd. ADR	124,868
73,060	JP Morgan Chase & Co.	5,006,802
733,500	Mitsubishi UFJ Financial Group, Inc.	5,337,742
219,616	Nordea Bank AB	2,734,400
5,144,112	Piraeus Bank S.A.*(1)(2)	1,685,377
65,328	PNC Financial Services Group, Inc.	6,413,903
206,800	Sberbank of Russia ADR	1,016,472
108,017	Standard Chartered plc	1,651,635
48,900	Sumitomo Mitsui Financial Group, Inc.	2,205,096
101,490	Svenska Handelsbanken AB Class A	1,553,234
61,871	Wells Fargo & Co.	3,580,475

		97,234,675

	Capital Goods - 7.3%
775,054	Abengoa S.A. Class B	1,737,934
124,000	AECOM*	3,822,920
53,318	AerCap Holdings N.V.*	2,497,415
46,973	Airbus Group SE	3,334,399
28,619	AMETEK, Inc.	1,518,238
130,688	Arcam AB*	1,946,667
101,573	Atlas Copco AB Class A	2,777,920
635,353	Balfour Beatty plc	2,335,459
47,945	Builders FirstSource, Inc.*	721,093
1,772,016	Capstone Turbine Corp.*	620,206
429,000	China Lesso Group Holdings Ltd.	336,196
80,987	Cie de Saint-Gobain	3,836,946
196,204	Cobham plc	799,405
34,447	Danaher Corp.	3,153,967
114,600	Denyo Co., Ltd.	1,725,062
92,484	DigitalGlobe, Inc.*	1,958,811
325,440	DMG Mori Co., Ltd.	5,012,186
12,975	Doosan Corp.	1,136,881
29,600	Eaton Corp. plc	1,793,168
184,685	Ellaktor S.A.*(1)(2)	308,115
62,231	Fortune Brands Home & Security, Inc.	2,971,530
42,469	Generac Holdings, Inc.*	1,489,388
158,517	General Electric Co.	4,137,294

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

50,880	Honeywell International, Inc.	$5,344,944
2,662,195	Jain Irrigation Systems Ltd.	3,088,031
94,894	Kone Oyj Class B	3,982,368
198,151	Lithium Technology Corp.*(1)(2)	1,151,257
26,082	Lockheed Martin Corp.	5,401,582
1,654,400	LT Group, Inc.	537,247
107,890	Masco Corp.	2,847,217
40,135	Minebea Co., Ltd.	627,653
33,100	Mitsubishi Corp.	714,192
45,334	Owens Corning	2,033,230
441,708	QinetiQ Group plc	1,633,515
96,165	Rexel S.A.	1,514,471
18,818	Rheinmetall AG	1,024,190
12,599	Safran S.A.	953,880
527,500	Sanwa Holdings Corp.	3,996,234
50,946	Schneider Electric S.A.	3,553,902
20,289	Siemens AG	2,173,885
23,526	Sulzer AG	2,415,772
16,049	Teledyne Technologies, Inc.*	1,663,800
8,045	TransDigm Group, Inc.*	1,820,583
42,330	United Technologies Corp.	4,246,122
46,141	Vallourec S.A.	755,096
39,066	Wienerberger AG	645,329
32,572	Zumtobel Group AG	1,015,931

		103,111,631

	Commercial & Professional Services - 0.5%
76,855	ACCO Brands Corp.*	628,674
219,360	Experian plc	4,112,701
35,100	Nippon Kanzai Co., Ltd.	869,548
27,565	Robert Half International, Inc.	1,516,902

		7,127,825

	Consumer Durables & Apparel - 2.8%
71,000	Asics Corp.	2,040,409
74,414	Brunello Cucinelli S.p.A.	1,402,405
3,247,000	Cosmo Lady China Holdings Co., Ltd.(3)	3,490,680
202,770	Crocs, Inc.*	3,189,572
74,741	Electrolux AB Series B	2,145,659
8,150,000	Global Brands Group Holding Ltd.*	1,806,066
22,579	Harman International Industries, Inc.	2,430,855
34,365	iRobot Corp.*	1,058,098
46,172	Kate Spade & Co.*	928,981
28,579	Luxottica Group S.p.A.	2,072,458
15,605	Michael Kors Holdings Ltd.*	655,254
18,252	Persimmon plc*	582,423
277,100	PulteGroup, Inc.	5,741,512
1,148,480	Samsonite International S.A.	3,748,119
177,980	Sony Corp.*	5,045,095
13,477	TopBuild Corp.*	387,599
44,200	Vera Bradley, Inc.*	480,012
13,347	Whirlpool Corp.	2,372,162

		39,577,359

	Consumer Services - 2.8%
7,677	Chipotle Mexican Grill, Inc.*	5,698,100
208,557	Compass Group plc	3,336,002
101,690	Hilton Worldwide Holdings, Inc.*	2,730,376
614,436	Kroton Educacional S.A.	1,722,743
124,733	Las Vegas Sands Corp.	6,990,037
59,335	LifeLock, Inc.*	469,933
1,217,500	Mandarin Oriental International Ltd.	1,929,737
59,552	McDonald’s Corp.	5,946,863
139,154	New Oriental Education & Technology Group, Inc. ADR*	3,117,050
123,666	OPAP S.A.(1)(2)	894,242
599,600	Sands China Ltd.	2,646,198
39,542	Wyndham Worldwide Corp.	3,263,006
11,365	Wynn Resorts Ltd.	1,173,209

		39,917,496

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Diversified Financials - 3.5%
230,468	Anima Holding S.p.A.(3)	$2,361,704
50,396	Banca Generali S.p.A.	1,658,209
4,404	BlackRock, Inc.	1,481,153
141,700	Blackstone Group L.P.	5,561,725
155,462	EFG International AG*	1,809,943
16,775	Goldman Sachs Group, Inc.	3,440,049
612,027	Henderson Group plc	2,717,946
248,500	Ichiyoshi Securities Co., Ltd.	2,277,516
22,970	Japan Exchange Group, Inc.	799,541
129,098	Julius Baer Group Ltd.*	7,141,666
11,140	MarketAxess Holdings, Inc.	1,089,492
67,790	Matsui Securities Co., Ltd.	620,257
16,692	McGraw Hill Financial, Inc.	1,698,411
157,800	Mitsubishi UFJ Lease & Finance Co., Ltd.	845,878
24,020	MSCI, Inc.	1,637,203
35,371	Northern Trust Corp.	2,705,528
58,500	Solar Cayman Ltd.*(1)(2)	4,095
164,240	Springleaf Holdings, Inc.*	8,295,762
145,640	UBS Group AG*	3,348,423

		49,494,501

	Energy - 4.6%
25,230	Anadarko Petroleum Corp.	1,875,851
70,600	Cameco Corp.	969,512
126,491	Canadian Natural Resources Ltd.	3,084,627
70,457	Chevron Corp.	6,234,035
6,286,200	China Suntien Green Energy Corp. Ltd. Class H	1,109,955
522,447	Cobalt International Energy, Inc.*	4,028,066
22,800	Diamondback Energy, Inc.*	1,534,440
38,717	Ensco plc Class A	641,928
198,441	Halliburton Co.	8,292,849
27,260	Helmerich & Payne, Inc.	1,573,992
5,725,000	Hilong Holding Ltd.	1,468,167
29,114	HollyFrontier Corp.	1,405,042
126,095	Imperial Oil Ltd.	4,665,472
699,983	Karoon Gas Australia Ltd.*	1,194,616
86,442	Laredo Petroleum, Inc.*	740,808
46,000	Marathon Oil Corp.	966,460
267,014	McDermott International, Inc.*	1,174,862
26,130	National Oilwell Varco, Inc.	1,100,857
47,996	Patterson-UTI Energy, Inc.	791,214
2,000,000	PetroChina Co., Ltd. Class H	1,970,272
104,281	Petroleum Geo-Services ASA	474,829
55,727	Pioneer Natural Resources Co.	7,064,512
24,101	Rice Energy, Inc.*	435,023
65,000	Royal Dutch Shell plc Class B	1,882,079
257,471	Southwestern Energy Co.*	4,788,961
40,069	Total S.A.	1,977,123
683,380	Trican Well Service Ltd.	1,468,286
164,794	Tsakos Energy Navigation Ltd.	1,502,921
41,301	Whiting Petroleum Corp.*	846,257

		65,263,016

	Food & Staples Retailing - 1.3%
9,420	Ain Pharmaciez, Inc.	447,068
28,600	Alimentation Couche-Tard, Inc. Class B	1,276,432
10,580	CVS Health Corp.	1,189,933
6,412	E-Mart Co., Ltd.	1,310,581
83,910	Seven & I Holdings Co., Ltd.	3,871,720
59,313	Wal-Mart Stores, Inc.	4,269,350
68,189	Walgreens Boots Alliance, Inc.	6,589,103

		18,954,187

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Food, Beverage & Tobacco - 4.6%
54,830	Anheuser-Busch InBev N.V.	$6,551,180
114,606	British American Tobacco plc	6,804,850
1,020,096	C&C Group plc	3,974,899
166,706	Coca-Cola Co.	6,848,282
158,008	Diageo plc	4,429,397
311,562	Greencore Group plc	1,539,447
30,395	Heineken N.V.	2,390,250
59,491	Imperial Tobacco Group plc	3,121,883
17,363	Kraft Heinz Co.	1,379,838
157,231	Mondelez International, Inc. Class A	7,095,835
48,110	Monster Beverage Corp.*	7,387,290
62,054	Nestle S.A.	4,694,390
180,853	Nomad Foods Ltd.*	3,752,700
28,231	Post Holdings, Inc.*	1,517,134
617,789	Vina Concha y Toro S.A.	982,213
594,500	Yantai Changyu Pioneer Wine Co., Ltd. Class B	1,919,227

		64,388,815

	Health Care Equipment & Services - 2.3%
29,768	Becton Dickinson and Co.	4,529,201
87,620	Boston Scientific Corp.*	1,519,331
47,134	Cardinal Health, Inc.	4,005,447
1,847,640	CareView Communications, Inc.*	665,150
38,444	Cerner Corp.*	2,757,204
47,665	Corindus Vascular Robotics, Inc.*	173,024
7,823	Edwards Lifesciences Corp.*	1,190,348
7,130	Intuitive Surgical, Inc.*	3,801,502
49,343	Medtronic plc	3,867,998
63,500	Paramount Bed Holdings Co., Ltd.	1,896,180
60,640	UnitedHealth Group, Inc.	7,361,696

		31,767,081

	Household & Personal Products - 1.1%
139,045	Avon Products, Inc.	788,385
15,329	Estee Lauder Cos., Inc. Class A	1,365,967
55,387	Procter & Gamble Co.	4,248,183
26,390	Reckitt Benckiser Group plc	2,530,753
129,787	Unilever N.V.	5,817,369

		14,750,657

	Insurance - 4.6%
45,455	ACE Ltd.	4,944,140
43,047	Ageas	1,772,370
275,358	American International Group, Inc.	17,655,955
113,872	Assicurazioni Generali S.p.A.	2,244,104
556,000	China Life Insurance Co., Ltd. Class H	2,047,889
130,249	Delta Lloyd N.V.	2,312,339
259,862	Direct Line Insurance Group plc	1,482,997
89,986	FBD Holdings plc	756,028
33,700	Marsh & McLennan Cos., Inc.	1,952,578
122,388	MetLife, Inc.	6,821,907
52,630	Principal Financial Group, Inc.	2,921,491
66,800	Prudential Financial, Inc.	5,902,448
347,300	T&D Holdings, Inc.	5,288,593
52,048	Torchmark Corp.	3,206,677
53,779	Unum Group	1,927,439
12,294	Zurich Insurance Group AG*	3,743,641

		64,980,596

	Materials - 4.7%
32,539	Akzo Nobel N.V.	2,328,330
56,700	Barrick Gold Corp.	401,021
21,287	BASF SE	1,839,507
50,969	BHP Billiton plc	936,181
33,046	BRAAS Monier Building Group S.A.	913,852
49,445	Buzzi Unicem S.p.A.	844,099
43,577	Cabot Corp.	1,533,039

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

34,970	Celanese Corp. Series A	$2,305,222
108,500	Chemours Co. (The)	1,184,820
85,393	Constellium N.V. Class A*	947,862
111,706	CRH plc	3,322,156
31,895	Crown Holdings, Inc.*	1,642,912
53,000	E.I. DuPont de Nemours & Co.	2,955,280
377,701	Glencore plc	1,223,794
100,340	International Paper Co.	4,803,276
850,401	Ivanhoe Mines Ltd. Class A*	461,662
64,019	Louisiana-Pacific Corp.*	943,640
5,189	Martin Marietta Materials, Inc.	813,739
209,675	Methanex Corp.	9,451,285
203,365	Norbord, Inc.	3,944,925
21,739	Packaging Corp. of America	1,538,904
140,746	Platform Specialty Products Corp.*	3,275,159
42,447	Praxair, Inc.	4,844,901
449,300	PTT Global Chemical PCL	770,534
65,208	Reliance Steel & Aluminum Co.	3,951,605
53,339	Rio Tinto plc ADR	2,059,952
60,326	Smurfit Kappa Group plc	1,814,170
714,000	Sumitomo Osaka Cement Co., Ltd.	2,676,951
358,000	Taiheiyo Cement Corp.	1,180,336
14,712	Wacker Chemie AG	1,477,234

		66,386,348

	Media - 2.2%
79,900	Markit, Ltd.*	2,126,938
4,144	ProSiebenSat.1 Media SE	211,855
80,100	Quebecor, Inc. Class B	1,894,325
112,366	SES S.A.	3,475,731
654,161	Sky plc	11,629,198
851,493	Solocal Group*	382,364
288,651	Twenty-First Century Fox, Inc. Class A	9,955,573
59,412	Wolters Kluwer N.V.	1,966,456

		31,642,440

	Pharmaceuticals, Biotechnology & Life Sciences - 13.2%
4,693	Agios Pharmaceuticals, Inc.*	517,075
21,691	Alkermes plc*	1,518,804
62,996	Allergan plc*	20,861,125
10,705	Alnylam Pharmaceuticals, Inc.*	1,364,138
410,358	Arena Pharmaceuticals, Inc.*	1,657,846
143,930	AstraZeneca plc	9,716,511
278,346	AstraZeneca plc ADR	9,405,311
10,329	Biogen, Inc.*	3,292,679
461,623	Bristol-Myers Squibb Co.	30,300,934
12,353	Celgene Corp.*	1,621,331
227,485	Eisai Co., Ltd.	14,846,785
13,774	Five Prime Therapeutics, Inc.*	323,965
20,604	Illumina, Inc.*	4,518,457
11,960	Incyte Corp.*	1,247,189
46,004	Johnson & Johnson	4,610,061
444,525	Merck & Co., Inc.	26,209,194
139,168	Mylan N.V.*	7,792,016
25,962	Novartis AG	2,693,924
52,460	Ono Pharmaceutical Co., Ltd.	6,320,272
81,729	Portola Pharmaceuticals, Inc.*	4,040,682
10,739	PTC Therapeutics, Inc.*	549,944
7,952	Regeneron Pharmaceuticals, Inc.*	4,402,704
34,998	Roche Holding AG	10,111,715
334,336	Sun Pharmaceutical Industries Ltd.	4,288,298
20,742	TESARO, Inc.*	1,203,036
976,499	TherapeuticsMD, Inc.*	7,606,927
56,827	UCB S.A.	4,397,099
10,180	Vertex Pharmaceuticals, Inc.*	1,374,300

		186,792,322

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Real Estate - 2.9%
51,074	American Tower Corp. REIT	$4,857,648
12,972	AvalonBay Communities, Inc. REIT	2,235,595
115,020	Castellum AB	1,639,957
67,290	CBRE Group, Inc. Class A*	2,555,001
197,600	City Developments Ltd.	1,344,825
54,702	Columbia Property Trust, Inc. REIT	1,321,600
326,528	Deutsche Annington Immobilien SE	10,187,638
75,853	Deutsche Wohnen AG	1,871,455
142,745	Grivalia Properties REIC(1)(2)	1,019,973
685,300	Hibernia plc REIT	989,710
16,609	ICADE REIT	1,231,622
604,000	Leopalace21 Corp.*	3,302,894
1,662,598	New South Resources Ltd.*	2,032,930
85,930	Realogy Holdings Corp.*	3,911,534
5,250	Relo Holdings, Inc.	563,802
111,371	UNITE Group plc	1,097,452
4,081	WeWork Companies, Inc. Class A*(1)(2)	120,800

		40,284,436

	Retailing - 4.0%
58,247	Advance Auto Parts, Inc.	10,147,210
727,000	Allstar Co.*(1)(2)	734,270
25,718	Amazon.com, Inc.*	13,788,706
17,901	CST Brands, Inc.	678,090
41,078	GNC Holdings, Inc. Class A	2,021,448
397,210	Groupon, Inc.*	1,914,552
5,968	Honest Co.(1)(2)	262,115
21,113	HSN, Inc.	1,552,017
4,888	Hyundai Home Shopping Network Corp.	511,542
5,907	JAND, Inc. Class A*(1)(2)	61,059
37,697	Lowe’s Cos., Inc.	2,614,664
475,000	Luk Fook Holdings International Ltd.	1,333,123
2,111,000	Maoye International Holdings Ltd.	312,405
134,477	Marks & Spencer Group plc	1,141,422
87,500	Rakuten, Inc.	1,406,127
127,175	Rent-A-Center, Inc.	3,407,018
7,135	Signet Jewelers Ltd.	864,905
69,056	TJX Cos., Inc.	4,821,490
83,125	Urban Outfitters, Inc.*	2,711,537
173,100	Vipshop Holdings Ltd. ADR*	3,373,719
70,084	Zalando SE*(3)	2,389,142
544,555	Zhongsheng Group Holdings Ltd.	331,156

		56,377,717

	Semiconductors & Semiconductor Equipment - 3.4%
26,325	Cree, Inc.*	648,911
205,471	Cypress Semiconductor Corp.*	2,358,807
9,523,035	GCL-Poly Energy Holdings Ltd.*	1,925,403
381,767	Globalwafers Co., Ltd.	951,583
185,640	Intel Corp.	5,374,278
239,061	Maxim Integrated Products, Inc.	8,137,636
149,414	Micron Technology, Inc.*	2,765,653
49,986	NXP Semiconductors N.V.*	4,848,142
63,771	SK Hynix, Inc.	2,013,913
606,640	Sumco Corp.	6,056,769
76,200	SunEdison Semiconductor Ltd.*	1,077,468
224,249	SunEdison, Inc.*	5,220,517
234,790	SunPower Corp.*	6,346,374

		47,725,454

	Software & Services - 10.2%
92,970	Accenture plc Class A	9,586,137
422,587	Activision Blizzard, Inc.	10,898,519
17,731	Adobe Systems, Inc.*	1,453,765
83,193	Alibaba Group Holding Ltd. ADR*	6,517,340
6,200	Apigee Corp.*	49,910
19,507	Apigee Corp. PIPE*(1)(2)	149,878

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

44,879	Automatic Data Processing, Inc.	$3,579,998
63,630	Baidu, Inc. ADR*	10,986,356
62,965	ChinaCache International Holdings Ltd. ADR*	649,799
111,360	Comverse, Inc.*	2,257,267
19,439	CoStar Group, Inc.*	3,912,876
275,322	Coupons.com, Inc.*	2,678,883
238,890	Enernoc, Inc.*	1,966,065
24,500	Envestnet, Inc.*	1,109,605
77,539	Facebook, Inc. Class A*	7,289,441
509,000	Fujitsu Ltd.	2,670,189
143,528	Gogo, Inc.*	2,616,515
13,897	Google, Inc. Class A*	9,137,277
24,721	Google, Inc. Class C*	15,465,705
130,300	Kakaku.com, Inc.	2,071,142
291,511	Microsoft Corp.	13,613,564
402,456	Monster Worldwide, Inc.*	2,837,315
6,807	New Relic, Inc. PIPE*	236,884
43,980	Nintendo Co., Ltd.	7,724,665
1,464,034	Optimal Payments plc*	6,027,383
101,505	Oracle Corp.	4,054,110
52,839	Pandora Media, Inc.*	925,739
32,205	Shutterstock, Inc.*	1,720,713
72,863	Tangoe, Inc.*	802,950
73,900	Tencent Holdings Ltd.	1,376,804
20,015	Verint Systems, Inc.*	1,165,273
37,118	Workday, Inc. Class A*	3,130,161
20,973	Yelp, Inc.*	553,687
54,092	Zillow Group, Inc. Class A*	4,408,498

		143,624,413

	Technology Hardware & Equipment - 2.6%
36,810	Alps Electric Co., Ltd.	1,160,215
50,817	Apple, Inc.	6,164,102
138,438	ARRIS Group, Inc.*	4,280,503
291,559	Cisco Systems, Inc.	8,286,107
28,076	Hewlett-Packard Co.	856,880
10,390	Largan Precision Co., Ltd.	1,055,599
1,106,751	ParkerVision, Inc.*	376,295
38,500	Qualcomm, Inc.	2,479,015
1,776	Samsung Electronics Co., Ltd.	1,801,852
58,617	Stratasys Ltd.*	1,801,300
10,386	TE Connectivity Ltd.	632,715
59,271	Western Digital Corp.	5,100,862
2,232,000	WPG Holdings Ltd.	2,536,240

		36,531,685

	Telecommunication Services - 2.3%
196,118	Hellenic Telecommunications Organization S.A.(1)(2)	1,491,980
25,225	Level 3 Communications, Inc.*	1,273,862
246,400	Nippon Telegraph & Telephone Corp.	9,489,536
241,300	NTT DoCoMo, Inc.	5,095,130
43,025	SoftBank Group Corp.	2,378,170
2,018,328	Telecom Italia S.p.A.*	2,674,499
312,272	Telenor ASA	6,859,365
471,100	Total Access Communication PCL	944,010
77,400	Total Access Communication PCL NVDR	154,319
33,200	Verizon Communications, Inc.	1,553,428

		31,914,299

	Transportation - 3.7%
4,527,470	AirAsia Bhd	1,609,978
55,220	American Airlines Group, Inc.	2,214,322
85,715	Canadian National Railway Co.	5,347,316
177,973	CSX Corp.	5,566,995
108,825	Deutsche Lufthansa AG*	1,478,407
43,720	Deutsche Post AG	1,321,449
11,718	FedEx Corp.	2,008,699
98,661	Groupe Eurotunnel S.A.	1,417,447

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

377,820	Hertz Global Holdings, Inc.*	$6,419,162
113,300	Hitachi Transport System Ltd.	2,042,372
2,498,000	Jiangsu Expressway Co., Ltd. Class H	3,116,483
14,008	Kuehne + Nagel International AG	1,933,768
26,498	Landstar System, Inc.	1,908,651
329,050	Scorpio Bulkers, Inc.*	595,580
150,800	Swift Transportation Co.*	3,592,056
109,900	United Continental Holdings, Inc.*	6,197,261
56,516	United Parcel Service, Inc. Class B	5,784,978

		52,554,924

	Utilities - 3.5%
544,777	Centrica plc	2,265,840
231,145	Cheung Kong Infrastructure Holdings Ltd.	2,009,958
9,429,000	China Longyuan Power Group Corp. Ltd. Class H	10,790,479
380,000	China Resources Gas Group Ltd.	1,158,486
56,200	Edison International	3,372,562
16,073	Empresa Distribuidora Y Comercializadora Norte ADR*	207,342
379,030	ENN Energy Holdings Ltd.	2,515,372
87,722	Gas Natural SDG S.A.	1,903,953
1,996,525	Guangdong Investment Ltd.	2,707,413
307,500	Hokkaido Electric Power Co., Inc.*	3,708,206
5,094,000	Huadian Fuxin Energy Corp. Ltd. Class H	2,199,871
5,152,000	Huaneng Renewables Corp. Ltd. Class H	2,187,088
364,600	Kyushu Electric Power Co., Inc.*	5,166,538
115,059	National Grid plc	1,531,290
1,505,286	NTPC Ltd.	3,169,788
12,271	Pampa Energia S.A. ADR*	187,133
371,588	Snam S.p.A.	1,828,533
1,536,000	Towngas China Co., Ltd.	1,402,293
27,500	Xcel Energy, Inc.	953,425

		49,265,570

	Total Common Stocks (cost $1,358,656,707)	1,358,523,011

Exchange Traded Funds - 0.1%
	Other Investment Pools & Funds - 0.1%
3,310	SPDR S&P 500 ETF Trust	696,755

	Total Exchange Traded Funds (cost $699,237)	696,755

Preferred Stocks - 1.6%
	Consumer Durables & Apparel - 0.0%
46,766	One Kings Lane, Inc.(1)(2)	629,003

	Consumer Services - 0.1%
5,648	Airbnb, Inc. Series E*(1)(2)	473,218
121,867	Draftkings, Inc.*(1)(2)	590,726

		1,063,944

	Health Care Equipment & Services - 0.1%
472,556	Corindus Vascular Robotics, Inc.	1,715,378

	Real Estate - 0.1%
123,147	Redfin Corp. Series G(1)(2)	365,492
20,282	WeWork Companies, Inc. Class D-1(1)(2)	600,359
15,935	WeWork Companies, Inc. Class D-2(1)(2)	471,686

		1,437,537

	Retailing - 0.3%
22,505	Forward Ventures, Inc.(1)(2)	899,502
13,190	JAND, Inc. Series D(1)(2)	136,342
39,437	Tory Burch LLC*(1)(2)	2,525,343

		3,561,187

	Software & Services - 0.9%
75,898	Birst, Inc. Series F(1)(2)	398,981
14,984	Cloudera, Inc.*(1)(2)	445,025
10,669	Dropbox, Inc. Series C(1)(2)	183,412
243,469	Essence Group Holdings Corp.(1)(2)	460,156

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

5,988	General Assembly Space, Inc.(1)(2)		$293,537
38,688	Lookout, Inc. Series F(1)(2)		417,443
51,890	MarkLogic Corp. Series F*(1)(2)		634,615
46,333	Nutanix, Inc.*(1)(2)		783,491
49,947	Pinterest, Inc. Series G(1)(2)		1,613,583
168,432	Uber Technologies, Inc.(1)(2)		6,008,761
28,813	Veracode, Inc.*(1)(2)		847,967
160,709	Zuora, Inc. Series F*(1)(2)		549,524

			12,636,495

	Technology Hardware & Equipment - 0.1%
59,775	Pure Storage, Inc.*(1)(2)		936,674

	Telecommunication Services - 0.0%
943	DocuSign, Inc. Series B*(1)(2)		16,204
283	DocuSign, Inc. Series B-1*(1)(2)		4,863
677	DocuSign, Inc. Series D*(1)(2)		11,634
17,536	DocuSign, Inc. Series E*(1)(2)		301,335
3,559	DocuSign, Inc. Series F*(1)(2)		61,157

			395,193

	Total Preferred Stocks (cost $17,620,635)		22,375,411

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
13,926	Honest Co. Series C (1)(2)		611,630

	Total Convertible Preferred Stocks (cost $376,800)		611,630

Warrants - 0.0%
	Banks - 0.0%
211,412	Alpha Bank A.E., Expires 12/10/17*(1)(2)		41,597

	Total Warrants (cost $372,190)		41,597

	Total Long-Term Investments (cost $1,377,725,569)		1,382,248,404

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 2.2%
30,132,550	BlackRock Liquidity Funds TempFund Portfolio		30,132,550

	Total Short-Term Investments (cost $30,132,550)		30,132,550

	Total Investments (cost $1,407,858,119)^	100.2%	$1,412,380,954
	Other Assets and Liabilities	(0.2)%	(2,155,358)

	Total Net Assets	100.0%	$1,410,225,596

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$121,003,365
Unrealized Depreciation	(116,480,530)

Net Unrealized Appreciation	$4,522,835

*	Non-income producing.

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $31,136,783, which represents 2.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost

07/2015	5,648	Airbnb, Inc. Series E Preferred	$525,797
08/2011	727,000	Allstar Co.	316,259
11/2014	5,588,521	Alpha Bank A.E.	2,883,839
02/2014	211,412	Alpha Bank A.E. Warrants	372,190
04/2014	19,507	Apigee Corp.	416,243
03/2015	75,898	Birst, Inc. Series F Preferred	443,313
02/2014	14,984	Cloudera, Inc. Preferred	218,167
02/2014	943	DocuSign, Inc. Series B Preferred	12,384
02/2014	283	DocuSign, Inc. Series B-1 Preferred	3,716
02/2014	677	DocuSign, Inc. Series D Preferred	8,891
02/2014	17,536	DocuSign, Inc. Series E Preferred	230,290
04/2015	3,559	DocuSign, Inc. Series F Preferred	67,952
12/2014	121,867	Draftkings, Inc. Preferred	219,517
01/2014	10,669	Dropbox, Inc. Series C Preferred	203,791
05/2014	184,685	Ellaktor S.A.	639,325
05/2014	243,469	Essence Group Holdings Corp. Preferred	384,997
04/2014	3,222,453	Eurobank Ergasias S.A.	985,152
11/2014	22,505	Forward Ventures, Inc. Preferred	700,608
07/2015	5,988	General Assembly Space, Inc. Preferred	293,537
06/2014	142,745	Grivalia Properties REIC	1,618,902
02/2014	196,118	Hellenic Telecommunications Organization S.A.	2,475,095
01/2015	5,968	Honest Co.	161,478
08/2014	13,926	Honest Co. Series C Convertible Preferred	376,800
04/2015	5,907	JAND, Inc.	67,844
04/2015	13,190	JAND, Inc. Series D Preferred	151,491
08/2014	198,151	Lithium Technology Corp.	965,788
07/2014	38,688	Lookout, Inc. Series F Preferred	441,937
04/2015	51,890	MarkLogic Corp. Series F Preferred	602,661
08/2014	46,333	Nutanix, Inc. Preferred	620,700
05/2014	123,666	OPAP S.A.	1,524,487
01/2014	46,766	One Kings Lane, Inc. Preferred	720,991
03/2015	49,947	Pinterest, Inc. Series G Preferred	1,792,870
02/2014	5,144,112	Piraeus Bank S.A.	2,586,319
04/2014	59,775	Pure Storage, Inc. Preferred	940,016
12/2014	123,147	Redfin Corp. Series G Preferred	406,102
03/2007	58,500	Solar Cayman Ltd.	17,145
11/2013	39,437	Tory Burch LLC Preferred	3,090,928
06/2014	168,432	Uber Technologies, Inc. Preferred	2,612,894
08/2014	28,813	Veracode, Inc. Preferred	532,058
12/2014	4,081	WeWork Companies, Inc.	67,953
12/2014	20,282	WeWork Companies, Inc. Class D-1 Preferred	337,719
12/2014	15,935	WeWork Companies, Inc. Class D-2 Preferred	265,336
01/2015	160,709	Zuora, Inc. Series F Preferred	610,582

			$31,914,064

At July 31, 2015, the aggregate value of these securities were $31,136,783, which represents 2.2% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $8,241,526, which represents 0.6% of total net assets.

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	09/16/15	CBK	$9,468,900	$9,377,232	$91,668
EUR	Sell	09/16/15	JPM	3,040,939	2,969,328	71,611
EUR	Sell	09/16/15	JPM	328,196	326,384	1,812
GBP	Sell	09/16/15	BOA	2,816,110	2,845,940	(29,830)
JPY	Sell	09/16/15	UBS	2,777,345	2,776,739	606
JPY	Sell	09/16/15	GSC	16,309,737	16,313,156	(3,419)

Total						$132,448

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NVDR	Non-Voting Depositary Receipt
PIPE	Private Investment in Public Equity
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Country

as of July 31, 2015 (Unaudited)

Country	Percentage of Net Assets
Argentina	0.0%
Australia	0.4
Austria	0.1
Belgium	0.9
Brazil	0.1
Canada	2.6
Cayman Islands	0.0
Chile	0.1
China	4.5
Finland	0.3
France	1.7
Germany	1.7
Greece	0.6
Hong Kong	1.2
India	1.7
Ireland	1.3
Italy	1.3
Japan	9.1
Jersey	0.1
Luxembourg	0.4
Malaysia	0.1
Netherlands	1.4
Norway	0.5
Philippines	0.0
Russia	0.1
Singapore	0.1
South Korea	0.4
Spain	0.5
Sweden	0.9
Switzerland	2.9
Taiwan	0.4
Thailand	0.3
United Kingdom	7.2
United States	55.1
Short-Term Investments	2.2
Other Assets & Liabilities	(0.2)

Total	100.0%

Diversification by Sector as of July 31, 2015 (Unaudited)
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.3%
Consumer Staples	7.0
Energy	4.6
Financials	18.0
Health Care	15.6
Industrials	11.7
Information Technology	17.3
Materials	4.7
Telecommunication Services	2.3
Utilities	3.5

Total	98.0%

Short-Term Investments	2.2
Other Assets & Liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$18,855,564	$9,741,040	$9,114,524	$—
Banks	97,234,675	44,665,227	48,943,709	3,625,739
Capital Goods	103,111,631	51,004,106	50,648,153	1,459,372
Commercial & Professional Services	7,127,825	2,145,576	4,982,249	—
Consumer Durables & Apparel	39,577,359	22,394,569	17,182,790	—
Consumer Services	39,917,496	33,041,054	5,982,200	894,242
Diversified Financials	49,494,501	29,377,475	20,112,931	4,095
Energy	65,263,016	55,185,975	10,077,041	—
Food & Staples Retailing	18,954,187	13,324,818	5,629,369	—
Food, Beverage & Tobacco	64,388,815	34,477,638	29,911,177	—
Health Care Equipment & Services	31,767,081	29,870,901	1,896,180	—
Household & Personal Products	14,750,657	10,831,605	3,919,052	—
Insurance	64,980,596	48,401,002	16,579,594	—
Materials	66,386,348	47,973,056	18,413,292	—
Media	31,642,440	17,452,567	14,189,873	—
Pharmaceuticals, Biotechnology & Life Sciences	186,792,322	138,706,016	48,086,306	—
Real Estate	40,284,436	18,200,162	20,943,501	1,140,773
Retailing	56,377,717	50,284,498	5,035,775	1,057,444
Semiconductors & Semiconductor Equipment	47,725,454	36,777,786	10,947,668	—
Software & Services	143,624,413	123,604,352	19,870,183	149,878
Technology Hardware & Equipment	36,531,685	29,977,779	6,553,906	—
Telecommunication Services	31,914,299	2,827,290	27,595,029	1,491,980
Transportation	52,554,924	41,244,998	11,309,926	—
Utilities	49,265,570	4,720,462	44,545,108	—
Exchange Traded Funds	696,755	696,755	—	—
Preferred Stocks	22,375,411	1,715,378	—	20,660,033
Convertible Preferred Stocks	611,630	—	—	611,630
Warrants	41,597	—	—	41,597
Short-Term Investments	30,132,550	30,132,550	—	—
Foreign Currency Contracts(2)	165,697	—	165,697	—

Total	$1,412,546,651	$928,774,635	$452,635,233	$31,136,783

Liabilities
Foreign Currency Contracts(2)	$(33,249)	$—	$(33,249)	$—

Total	$(33,249)	$—	$(33,249)	$—

(1) For the period ended July 31, 2015, investments valued at $20,489,586.45 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Global Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Convertible Preferred Stocks	Preferred Stocks	Warrants	Total
Beginning balance	$5,538,004	$339,120	$10,340,384	$-	$16,217,508
Purchases	5,282,995	-	6,256,002	20,001	11,558,998
Sales	(2,713,609)	-	(1,678,724)	-	(4,392,333)
Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)	(3,336,276)	-	553,464	-	(2,782,812)
Net change in unrealized appreciation/depreciation	(367,716)	272,510	5,188,907	(96,039)	4,997,662
Transfers into Level 3 (1)	9,131,248	-	-	117,635	9,248,883
Transfers out of Level 3 (1)	(3,711,123)	-	-	-	(3,711,123)
Ending balance	$9,823,523	$611,630	$20,660,033	$41,597	$31,136,783

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $5,336,024.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Equity Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.8%
	Australia - 0.5%
86,533	BHP Billiton plc	$1,589,408

	China - 4.1%
5,087,000	China Construction Bank Class H	4,149,801
4,214,000	Jiangsu Expressway Co., Ltd. Class H	5,257,349
3,346,000	PetroChina Co., Ltd. Class H	3,296,265

		12,703,415

	France - 4.1%
28,541	ICADE REIT	2,116,426
88,901	Schneider Electric S.A.	6,201,574
84,909	Total S.A.	4,189,661

		12,507,661

	Germany - 5.8%
265,197	Deutsche Annington Immobilien SE	8,274,117
75,134	Deutsche Post AG	2,270,946
130,475	Deutsche Wohnen AG	3,219,097
7,755	ProSiebenSat.1 Media SE	396,461
35,495	Siemens AG	3,803,148

		17,963,769

	Italy - 1.4%
223,559	Assicurazioni Generali S.p.A.	4,405,733

	Japan - 9.8%
72,492	Eisai Co., Ltd.	4,731,183
56,900	Mitsubishi Corp.	1,227,720
837,000	Mitsubishi UFJ Financial Group, Inc.	6,090,920
323,000	Nippon Telegraph & Telephone Corp.	12,439,610
267,400	NTT DoCoMo, Inc.	5,646,240

		30,135,673

	Netherlands - 3.3%
41,885	Akzo Nobel N.V.*	2,997,083
185,930	Delta Lloyd N.V.	3,300,857
127,786	Royal Dutch Shell plc Class B	3,700,051

		9,997,991

	Norway - 1.8%
256,427	Telenor ASA	5,632,674

	Spain - 2.4%
844,691	CaixaBank S.A.	3,769,578
170,951	Gas Natural SDG S.A.	3,710,389

		7,479,967

	Sweden - 3.6%
197,673	Castellum AB	2,818,425
434,421	Nordea Bank AB	5,408,899
174,417	Svenska Handelsbanken AB Class A	2,669,331

		10,896,655

	Switzerland - 6.3%
33,852	Roche Holding AG	9,780,610
31,367	Zurich Insurance Group AG*	9,551,552

		19,332,162

	Thailand - 0.5%
835,200	PTT Global Chemical PCL	1,432,338

	United Kingdom - 13.1%
77,912	AstraZeneca plc	5,259,729
33,982	AstraZeneca plc ADR	1,148,252
222,414	British American Tobacco plc	13,206,062
1,090,389	Centrica plc	4,535,152
88,245	Ensco plc Class A	1,463,102
1,098,913	Henderson Group plc	4,880,155
323,386	HSBC Holdings plc	2,920,967

Hartford Global Equity Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

197,738	National Grid plc	$2,631,643
50,349	Unilever N.V.	2,255,548
210,386	UNITE Group plc	2,073,147

		40,373,757

	United States - 39.1%
21,825	Apple, Inc.	2,647,372
8,700	BlackRock, Inc.	2,925,984
63,076	Bristol-Myers Squibb Co.	4,140,309
35,095	Chevron Corp.	3,105,206
114,500	Cisco Systems, Inc.	3,254,090
78,300	Coca-Cola Co.	3,216,564
6,269	Dropbox, Inc. Class B*(1)(2)	107,771
80,700	E.I. DuPont de Nemours & Co.	4,499,832
57,600	Eaton Corp. plc	3,489,408
49,500	Edison International	2,970,495
114,340	General Electric Co.	2,984,274
335,830	Intel Corp.	9,722,278
204,971	International Paper Co.	9,811,962
81,900	JP Morgan Chase & Co.	5,612,607
32,655	Kraft Heinz Co.	2,595,093
117,300	Marathon Oil Corp.	2,464,473
56,600	Marsh & McLennan Cos., Inc.	3,279,404
271,170	Maxim Integrated Products, Inc.	9,230,627
220,566	Merck & Co., Inc.	13,004,571
54,700	MetLife, Inc.	3,048,978
190,600	Microsoft Corp.	8,901,020
79,300	PNC Financial Services Group, Inc.	7,785,674
24,600	Procter & Gamble Co.	1,886,820
74,900	Qualcomm, Inc.	4,822,811
62,351	Verizon Communications, Inc.	2,917,403
54,300	Xcel Energy, Inc.	1,882,581

		120,307,607

	Total Common Stocks (cost $296,677,777)	294,758,810

Preferred Stocks - 0.0%
	United States - 0.0%
2,478	Pure Storage, Inc.*(1)(2)	38,830

	Total Preferred Stocks (cost $38,969)	38,830

Warrants - 0.0%
	United States - 0.0%
1,471	Imperial Holdings, Inc., Expires 4/11/19*(1)(2)	—

	Total Warrants (cost $—)	—

	Total Long-Term Investments (cost $296,716,746)	294,797,640

Short-Term Investments - 3.2%
	Other Investment Pools & Funds - 3.2%
9,771,606	BlackRock Liquidity Funds TempFund Portfolio	9,771,606

	Total Short-Term Investments (cost $9,771,606)	9,771,606

Hartford Global Equity Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Total Investments (cost $306,488,352)^	99.0%	$ 304,569,246
Other Assets and Liabilities	1.0%	2,929,095

Total Net Assets	100.0%	$307,498,341

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$16,825,311
Unrealized Depreciation	(18,744,417)

Net Unrealized Depreciation	$(1,919,106)

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
05/2012	6,269	Dropbox, Inc.	$56,745
04/2014	1,471	Imperial Holdings, Inc. Warrants	—
04/2014	2,478	Pure Storage, Inc. Preferred	38,969

			$95,714

At July 31, 2015, the aggregate value of these securities were $146,601, which represents 0.0% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $146,601, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at July 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	09/16/15	CBK	$15,296,939	$15,148,850	$148,089
EUR	Sell	09/16/15	JPM	2,509,541	2,495,686	13,855

Total						$161,944

†	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro

Hartford Global Equity Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Global Equity Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	0.1%
Consumer Staples	7.4
Energy	6.0
Financials	28.8
Health Care	12.3
Industrials	8.1
Information Technology	12.7
Materials	6.7
Telecommunication Services	8.6
Utilities	5.1

Total	95.8%

Short-Term Investments	3.2
Other Assets & Liabilities	1.0

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Global Equity Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Australia	$1,589,408	$—	$1,589,408	$—
China	12,703,415	—	12,703,415	—
France	12,507,661	2,116,426	10,391,235	—
Germany	17,963,769	—	17,963,769	—
Italy	4,405,733	—	4,405,733	—
Japan	30,135,673	—	30,135,673	—
Netherlands	9,997,991	3,300,857	6,697,134	—
Norway	5,632,674	—	5,632,674	—
Spain	7,479,967	—	7,479,967	—
Sweden	10,896,655	—	10,896,655	—
Switzerland	19,332,162	—	19,332,162	—
Thailand	1,432,338	—	1,432,338	—
United Kingdom	40,373,757	4,684,501	35,689,256	—
United States	120,307,607	120,199,836	—	107,771
Preferred Stocks	38,830	—	—	38,830
Warrants	—	—	—	0
Short-Term Investments	9,771,606	9,771,606	—	—
Foreign Currency Contracts(2)	161,944	—	161,944	—

Total	$304,731,190	$140,073,226	$164,511,363	$146,601

(1) For the period ended July 31, 2015, investments valued at $4,311,362.11 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Preferred Stocks	Total
Beginning balance	$97,132	$35,072	$132,204
Purchases	-	-	-
Sales	(15,050)	-	(15,050)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	7,899.00	-	7,899
Net change in unrealized appreciation/depreciation	17,790	3,758	21,548
Transfers into Level 3 (1)	-	-	-
Transfers out of Level 3 (1)	-	-	-
Ending balance	$107,771	$38,830	$146,601

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $21,548.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 66.7%
	Automobiles & Components - 0.2%
24,600	Toyoda Gosei Co., Ltd.	$543,574

	Banks - 1.6%
31,576	Banca Popolare dell-Emilia Romagna Scrl*	277,972
27,600	Dah Sing Financial Holdings Ltd.	180,177
81,110	HSBC Holdings plc	732,622
17,022	KB Financial Group, Inc.	534,796
88,900	Mitsubishi UFJ Financial Group, Inc.	646,933
328,900	Mizuho Financial Group, Inc.	717,170
43,356	Standard Chartered plc	662,935
16,400	Sumitomo Mitsui Financial Group, Inc.	739,541
71,346	UniCredit S.p.A.	473,116

		4,965,262

	Capital Goods - 1.7%
3,400	AGCO Corp.	187,034
114,860	Beijing Enterprises Holdings Ltd.	845,188
1,289	Caterpillar, Inc.	101,354
14,955	Cie de Saint-Gobain	708,528
6,401	CNH Industrial N.V.	57,425
3,730	CNK International Co., Ltd.* (1)	4,399
58,067	COSCO Corp. Singapore Ltd.	16,502
116	Cummins, Inc.	15,026
4,453	Deere & Co.	421,120
40,270	Fosun International Ltd.	84,733
8,571	Hino Motors Ltd.	110,918
314	Hitachi Construction Machinery Co., Ltd.	5,221
103,000	Japan Steel Works Ltd.	381,975
29,000	JGC Corp.	495,266
1,839	John Bean Technologies Corp.	67,032
1,015	Komatsu Ltd.	18,756
25,159	Kubota Corp.	430,285
692	MAN SE	72,156
148	NOW, Inc.*	2,575
1,804	PACCAR, Inc.	116,971
23,385	Sembcorp Marine Ltd.	44,442
51	Veritiv Corp.*	1,900
16,183	Vinci S.A.	1,037,135
14,420	Yangzijiang Shipbuilding Holdings Ltd.	13,535

		5,239,476

	Commercial & Professional Services - 0.3%
7,776	Ceres Global AG Corp.*	38,349
12,500	en-japan, Inc.	282,860
131,983	Hays plc	343,118
20,005	USG People N.V.	305,406

		969,733

	Diversified Financials - 0.6%
9,358	Groupe Bruxelles Lambert S.A.	772,255
5,717	Julius Baer Group Ltd.*	316,263
4,401	PICO Holdings, Inc.*	54,264
31,458	UBS Group AG*	723,254
46,600	Uranium Participation Corp.*	179,937

		2,045,973

	Energy - 32.5%
35,162	Anadarko Petroleum Corp.	2,614,295
35,358	Antero Resources Corp.*	972,699
20,376	Apache Corp.	934,443
530	Baker Hughes, Inc.	30,819
366	Baytex Energy Corp.	3,122
130,048	BG Group plc	2,212,736
729,724	BP plc	4,494,904
4,545	BP plc ADR	168,029

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

501,120	Buru Energy Ltd.*	$140,921
54,271	Cabot Oil & Gas Corp.	1,419,729
771	California Resources Corp.	3,261
37,816	Cameco Corp.	519,218
7,421	Cameron International Corp.*	374,464
54,669	Canadian Natural Resources Ltd.	1,334,222
1,422	Cenovus Energy, Inc.	20,724
2,046	Chesapeake Energy Corp.	17,718
63,690	Chevron Corp.	5,635,291
1,688,000	China Petroleum & Chemical Corp. Class H	1,272,243
308,000	China Shenhua Energy Co., Ltd. Class H	585,041
754,203	China Suntien Green Energy Corp. Ltd. Class H	133,170
6,235	Cimarex Energy Co.	649,188
49,715	Cobalt International Energy, Inc.*	383,303
6,359	Concho Resources, Inc.*	677,615
60,290	ConocoPhillips Co.	3,034,999
34,501	Cosan Ltd. Class A	162,155
197,468	Crew Energy, Inc.*	724,736
1,192	Denbury Resources, Inc.	4,696
840	Devon Energy Corp.	41,513
310	Diamond Offshore Drilling, Inc.	6,805
22,384	Diamondback Energy, Inc.*	1,506,443
30,212	Enbridge Energy Management LLC*	957,720
28,782	Enbridge, Inc.	1,254,625
40,100	EnCana Corp.	304,770
27,202	Energen Corp.	1,501,550
229,093	Eni S.p.A.	4,009,268
2,181	Eni S.p.A. ADR	76,335
555	Ensco plc Class A	9,202
36,877	EOG Resources, Inc.	2,846,536
8,130	EQT Corp.	624,790
169,865	Exxon Mobil Corp.	13,455,007
287,573	Gazprom OAO ADR	1,322,039
1,658	Halliburton Co.	69,288
917,700	Harum Energy Tbk PT	67,517
16,556	Hess Corp.	976,970
430	HollyFrontier Corp.	20,752
1,324	Husky Energy, Inc.	24,175
27,707	Imperial Oil Ltd.	1,025,713
111,900	Indo Tambangraya Megah Tbk PT	80,232
152,400	Inpex Corp.	1,655,937
19,300	Japan Petroleum Exploration Co., Ltd.	603,802
53,087	Kelt Exploration Ltd.*	292,661
25,168	Keyera Corp.	827,098
84,093	Laredo Petroleum, Inc.*	720,677
19,830	Lukoil PJSC ADR	814,858
49,231	Lundin Petroleum AB*	713,754
53,220	Marathon Oil Corp.	1,118,152
1,255	Marathon Petroleum Corp.	68,611
681	Murphy Oil Corp.	22,330
1,369	Nabors Industries Ltd.	15,894
626	National Oilwell Varco, Inc.	26,373
27,031	Newfield Exploration Co.*	886,346
582	Noble Corp. plc	6,955
769	Noble Energy, Inc.	27,092
7,769	NOVATEK OAO GDR	774,958
25,189	Occidental Petroleum Corp.	1,768,268
310	Pacific Rubiales Energy Corp.	865
21,200	Painted Pony Petroleum Ltd.*	114,117
81	Paragon Offshore plc	60
39,946	Paramount Resources Ltd. Class A*	601,702
1,348	Pembina Pipeline Corp.	39,239
864,000	PetroChina Co., Ltd. Class H	851,157
208,225	Petroleo Brasileiro S.A. ADR*	1,355,027
1,010	Phillips 66	80,295
17,877	Pioneer Natural Resources Co.	2,266,267
30,226	PrairieSky Royalty Ltd.	620,536

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

60,800	PTT PCL	$562,372
44,957	QEP Resources, Inc.	624,003
107,382	Raging River Exploration, Inc.*	649,456
14,602	Range Resources Corp.	574,443
54,773	Rice Energy, Inc.*	988,653
106,491	Rosneft OAO GDR	411,055
269,277	Royal Dutch Shell plc Class A	7,718,387
11,185	Royal Dutch Shell plc Class A, ADR	642,914
28,436	Royal Dutch Shell plc Class B	823,366
2,128	Royal Dutch Shell plc Class B, ADR	123,743
30,542	RSP Permian, Inc.*	757,442
170,224	Santos Ltd.	917,789
2,435	Schlumberger Ltd.	201,667
5,822	Schoeller-Bleckmann Oilfield Equipment AG	329,277
1,147	Seadrill Ltd.	10,220
89,255	Seven Generations Energy Ltd. Class A*	1,003,210
66	Seventy Seven Energy, Inc.*	206
14,680	Southwestern Energy Co.*	273,048
1,177	Spectra Energy Corp.	35,616
81,612	Statoil ASA	1,375,867
2,739	Statoil ASA ADR	46,316
3,341	Suncor Energy, Inc.	94,083
6,906	Targa Resources Corp.	610,836
18,710	Tatneft OAO ADR	550,635
8,325	Technip S.A.	473,050
885	Tenaris S.A. ADR	22,258
50,003	Total S.A.	2,467,296
41,233	Total S.A. ADR	2,032,375
49,733	TransCanada Corp.	1,932,889
369	Transocean Ltd.	4,893
106,033	Tullow Oil plc	405,446
15,815	Valero Energy Corp.	1,037,464
818	Vermilion Energy, Inc.	27,520
1,707	Weatherford International plc*	18,231
449	Whiting Petroleum Corp.*	9,200

		102,733,248

	Food & Staples Retailing - 0.1%
1,257	Andersons, Inc.	46,886
91,000	J Sainsbury plc	375,900

		422,786

	Food, Beverage & Tobacco - 1.7%
13,367	Adecoagro S.A.*	115,625
33,100	Archer-Daniels-Midland Co.	1,569,602
47,500	Astra Agro Lestari Tbk PT	70,450
4,000	BRF S.A.	83,962
7,802	BRF S.A. ADR	163,140
9,726	Bunge Ltd.	776,621
149,510	Charoen Pokphand Foods PCL	88,658
137,000	China Agri-Industries Holdings Ltd.*	59,657
170,000	China Foods Ltd.*	78,406
4,022	Coca-Cola Co.	165,224
65,800	First Resources Ltd.	91,034
912,545	Golden Agri-Resources Ltd.	209,536
1,685	Ingredion, Inc.	148,617
14,200	Kuala Lumpur Kepong Bhd	81,684
3,831	Limoneira Co.	78,880
5,048	McLeod Russel India Ltd.	17,744
1,386	MHP S.A. GDR(2)	13,860
9,019	PureCircle Ltd.*	57,042
6,655	SLC Agricola S.A.	34,208
23,227	Suedzucker AG	383,090
11,218	Tate & Lyle plc	95,476
21,728	Treasury Wine Estates Ltd.	91,303
6,920	Tyson Foods, Inc. Class A	306,902
213,263	Wilmar International Ltd.	497,304

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

41,809	Zambeef Products plc*	$10,202

		5,288,227

	Insurance - 0.9%
31,100	Dai-ichi Life Insurance Co., Ltd.	631,715
26,476	Delta Lloyd N.V.	470,034
16,957	Hanwha Life Insurance Co., Ltd.	120,768
1,089,533	Shin Kong Financial Holding Co., Ltd.	319,008
98,552	Storebrand ASA*	396,958
48,800	T&D Holdings, Inc.	743,114
17,171	Tongyang Life Insurance	223,367

		2,904,964

	Materials - 14.7%
7,672	Acacia Mining plc	28,735
4,534	African Rainbow Minerals Ltd.	24,985
11,933	Agnico Eagle Mines Ltd.	264,052
7,269	Agrium, Inc.	743,657
15,000	Aichi Steel Corp.	65,668
12,845	Alacer Gold Corp.*	26,322
13,742	Alamos Gold, Inc. Class A*	44,656
51,460	Alcoa, Inc.	507,910
4,493	Alexco Resource Corp.*	1,460
2,844	Allegheny Technologies, Inc.	60,634
4,733	Allied Nevada Gold Corp.*	416
102,954	Alumina Ltd.	111,338
81,925	Aluminum Corp. of China Ltd. Class H*	28,300
19,870	Anglo American Platinum Ltd.*	413,474
114,685	Anglo American plc	1,446,062
20,631	AngloGold Ashanti Ltd. ADR*	126,262
15,414	Antofagasta plc	136,105
472,364	Aquarius Platinum Ltd.*	45,563
58,596	ArcelorMittal	528,775
3,644	ArcelorMittal South Africa Ltd.*	4,211
7,519	Argonaut Gold, Inc.*	7,474
1,168	Asahi Holdings, Inc.	17,671
6,307	Asanko Gold, Inc.*	9,693
1,567	Assore Ltd.	10,453
6,042	AuRico Metals, Inc.*	2,402
15,276	Avocet Mining plc*	874
43,438	B2Gold Corp.*	47,163
16,713	Banro Corp.*	3,642
114,945	Barrick Gold Corp.	812,969
40,450	Beadell Resources Ltd.	3,531
12,053	Belo Sun Mining Corp.*	1,613
126,573	BHP Billiton Ltd.	2,443,796
10,681	BHP Billiton Ltd. ADR	409,830
80,821	BHP Billiton plc	1,484,492
9,676	BHP Billiton plc ADR	355,593
10,552	Boliden AB	194,861
9,247	Bradespar S.A. (Preference Shares)	26,575
34,917	Buzzi Unicem S.p.A.	596,085
2,300	CAP S.A.	6,176
60,539	Centamin plc	52,315
60,822	Centerra Gold, Inc.	304,145
16,801	CF Industries Holdings, Inc.	994,619
7,649	China Gold International Resources Corp. Ltd.*	10,469
182,957	China Precious Metal Resources Holdings Co., Ltd.*	10,472
465,763	China Steel Corp.	333,266
10,660	Cia de Minas Buenaventura SAA ADR	75,899
29,841	Cia Siderurgica Nacional S.A.	37,738
1,574	Cliffs Natural Resources, Inc.	3,966
6,773	Coeur Mining, Inc.*	23,909
49	Colossus Minerals, Inc.*(2)	—
4,083	Continental Gold, Inc.*	8,991
11,419	Daido Steel Co., Ltd.	43,307
6,771	Detour Gold Corp.*	65,699
4,881	Dominion Diamond Corp.	60,758

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

35,600	DRDGOLD Ltd.	$4,632
6,050	Dundee Precious Metals, Inc.*	9,437
152,171	Eldorado Gold Corp.	523,499
28,187	Endeavour Mining Corp.*	10,992
6,480	Endeavour Silver Corp.*	8,968
61,156	Eregli Demir ve Celik Fabrikalari T.A.S.	91,585
6,666	Feng Hsin Iron & Steel Co.	7,664
6,818	First Majestic Silver Corp.*	20,905
27,215	First Quantum Minerals Ltd.	217,454
58,446	Fortescue Metals Group Ltd.	78,980
6,824	Fortuna Silver Mines, Inc.*	18,992
8,732	Franco-Nevada Corp.	354,528
48,854	Freeport-McMoRan, Inc.	574,034
10,759	Fresnillo plc	108,520
6,600	Fujimi, Inc.	90,253
7,708,949	G-Resources Group Ltd.*	223,960
14,852	Gabriel Resources Ltd.*	4,997
7,816	Gem Diamonds Ltd.	15,623
36,154	Gerdau S.A. (Preference Shares)	62,299
397,805	Glencore plc	1,288,933
43,350	Gold Fields Ltd.	118,425
1,882	Gold Resource Corp.	4,159
47,201	Goldcorp, Inc.	629,780
15,730	Golden Star Resources Ltd.*	3,608
160,052	Grupo Mexico S.A.B. de C.V. Series B	437,169
22,598	Gryphon Minerals Ltd.*	841
6,324	Guyana Goldfields, Inc.*	17,553
23,729	Harmony Gold Mining Co., Ltd.*	22,552
18,953	Hecla Mining Co.	39,801
12,689	Highland Gold Mining Ltd.	8,620
39,762	Hindalco Industries Ltd.	65,194
19,000	Hitachi Chemical Co., Ltd.	335,976
7,454	Hitachi Metals Ltd.	110,819
10,299	Hochschild Mining plc*	12,505
5,115	Holcim Ltd.*	355,894
4,796	Holmen AB Class B	136,825
3,114	Hyundai Steel Co.	155,452
21,698	IAMGOLD Corp.*	33,015
18,407	Iluka Resources Ltd.	105,656
115,386	Impala Platinum Holdings Ltd.*	414,138
6,813	Industrias CH S.A.B. de C.V. Series B*	24,102
8,204	Industrias Penoles S.A.B. de C.V.	125,022
2,677	International Paper Co.	128,148
20,100	Israel Chemicals Ltd.	139,097
200	Israel Corp. Ltd.	70,555
177,800	Ivanhoe Mines Ltd. Class A*	96,523
1,824	Jastrzebska Spolka Weglowa S.A.*	5,730
20,041	JFE Holdings, Inc.	375,285
56,673	Jiangxi Copper Co., Ltd. Class H	76,716
14,773	Jindal Steel & Power Ltd.	18,261
36,500	JSR Corp.	607,370
2,448	JSW Steel Ltd.	31,737
5,399	K+S AG	221,522
5,712	KGHM Polska Miedz S.A.	143,545
10,393	Kingsgate Consolidated Ltd.*	4,841
17,753	Kingsrose Mining Ltd.*	2,600
296,963	Kinross Gold Corp.*	540,473
104,238	Kobe Steel Ltd.	161,235
341	Korea Zinc Co., Ltd.	144,077
2,969	Koza Altin Isletmeleri A/S	24,982
3,381	Kumba Iron Ore Ltd.	28,924
16,600	Kyoei Steel Ltd.	287,275
4,728	LafargeHolcim Ltd.*	327,441
719,071	Lepanto Consolidated Mining Co.*	3,367
34,153	LionGold Corp. Ltd.*	398
164,366	Lonmin plc*	133,606
6,392	LyondellBasell Industries N.V. Class A	599,761

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

2,528	MAG Silver Corp.*	$17,996
15,823	Maruichi Steel Tube Ltd.	407,686
9,905	McEwen Mining, Inc.	7,231
9,545	Medusa Mining Ltd.*	3,819
11,486	Metalurgica Gerdau S.A. (Preference Shares)	11,741
6,356	Midas Gold Corp.*	1,652
25,906	Minera Frisco S.A.B. de C.V.*	15,371
43,839	Mitsubishi Materials Corp.	158,700
125,000	Mitsui Chemicals, Inc.	468,190
11,271	MMC Norilsk Nickel PJSC ADR	174,250
5,669,887	Mongolian Mining Corp.*	179,083
19,649	Monsanto Co.	2,002,037
18,950	Mosaic Co.	813,713
17,500	Neturen Co., Ltd.	120,381
10,728	Nevsun Resources Ltd.	34,452
28,198	New Gold, Inc.*	62,310
44,886	Newcrest Mining Ltd.*	371,283
47,398	Newmont Mining Corp.	813,824
8,665	NGEx Resources, Inc.*	4,969
297,128	Nippon Steel & Sumitomo Metal Corp.	701,837
38,513	Norsk Hydro ASA	143,623
12,090	North American Palladium Ltd.*	185
17,765	Northam Platinum Ltd.*	48,128
18,666	Northern Star Resources Ltd.	28,140
12,649	NOVAGOLD Resources, Inc.*	38,686
2,289	Novolipetsk Steel OJSC GDR	30,100
15,230	Nucor Corp.	672,252
17,463	OceanaGold Corp.	30,177
16,098	Oji Holdings Corp.	70,385
2,587	Osisko Gold Royalties Ltd.	28,583
3,386	OZ Minerals Ltd.	9,163
74,489	Pan African Resources plc	8,096
9,457	Pan American Silver Corp.	58,932
434	Paramount Gold Nevada Corp.*	642
26,905	Perseus Mining Ltd.*	6,132
21,316	Petra Diamonds Ltd.*	49,997
10,384	Petropavlovsk plc*	970
2,700	POSCO	450,011
47,537	Potash Corp. of Saskatchewan, Inc.	1,292,870
7,547	Premier Gold Mines Ltd.*	11,656
4,146	Pretium Resources, Inc.*	20,701
4,638	Primero Mining Corp.*	12,022
5,167	Randgold Resources Ltd.	311,705
17,872	Regis Resources Ltd.*	16,902
628,968	Resolute Mining Ltd.*	109,696
17,512	Rio Tinto Ltd.	672,762
49,502	Rio Tinto plc	1,914,792
15,201	Rio Tinto plc ADR	587,063
6,132	Royal Bafokeng Platinum Ltd.*	17,572
3,562	Royal Gold, Inc.	179,596
14,824	Rubicon Minerals Corp.*	12,695
15,215	Salzgitter AG	543,183
22,817	San Gold Corp.*	—
3,177	Sandstorm Gold Ltd.*	8,089
1,973	Seabridge Gold, Inc.*	7,980
15,753	SEMAFO, Inc.*	34,328
39,290	Sesa Sterlite Ltd.	79,624
5,772	Severstal PAO GDR(2)	65,108
106,596	Shougang Fushan Resources Group Ltd.	16,047
42,422	Sibanye Gold Ltd.	55,285
19,345	Silver Lake Resources Ltd.*	1,897
4,862	Silver Standard Resources, Inc.*	27,956
20,953	Silver Wheaton Corp.	274,279
9,664	Silvercorp Metals, Inc.	7,833
2,426	Sims Metal Management Ltd.	16,692
1,497	Sociedad Quimica y Minera de Chile S.A. ADR	20,224
207,394	South32 Ltd.*	268,326

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

8,142	South32 Ltd. ADR*	$51,865
6,036	Southern Copper Corp.	168,163
2,308	SSAB AB Class A*	10,989
27,408	St. Barbara Ltd.*	10,105
6,106	Stillwater Mining Co.*	58,129
80,000	Sumitomo Bakelite Co., Ltd.	334,671
20,839	Sumitomo Metal Mining Co., Ltd.	280,185
5,384	Syngenta AG	2,218,050
5,083	Tahoe Resources, Inc.	41,353
4,900	Tanzanian Royalty Exploration Corp.*	1,873
12,965	Tata Steel Ltd.	49,974
26,078	Teck Resources Ltd. Class B	191,675
14,892	ThyssenKrupp AG	377,661
6,472	Timmins Gold Corp.*	1,979
59,900	Tokyo Steel Manufacturing Co., Ltd.	410,469
34,755	Torex Gold Resources, Inc.*	29,763
18,370	Turquoise Hill Resources Ltd.*	62,504
14,791	Umicore S.A.	647,495
2,335	United States Steel Corp.	45,462
6,109	UPL Ltd.	50,989
15,151	Usinas Siderurgicas de Minas Gerais S.A. Class A, (Preference Shares)	17,390
51,550	Vale S.A.	269,046
125,845	Vale S.A. (Preference Shares)	538,451
4,286	Vedanta Resources plc	26,664
4,433	Voestalpine AG	190,072
3,924	WestRock Co.*	247,447
50,753	Yamana Gold, Inc.	100,509
15,740	Yamato Kogyo Co., Ltd.	369,520
12,577	Yara International ASA	625,758
44,000	Yodogawa Steel Works Ltd.	184,185
48,705	Zhaojin Mining Industry Co., Ltd. Class H	22,679
358,081	Zijin Mining Group Co., Ltd. Class H	95,678

		46,478,224

	Media - 0.4%
19,081	Comcast Corp. Class A	1,190,845

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
1,866	Evogene Ltd.*	16,533
6,341	Genus plc	142,694
700	Ouro Fino Saude Animal Participacoes S.A.	6,542

		165,769

	Real Estate - 0.4%
24,880	Equity LifeStyle Properties, Inc. REIT	1,440,054

	Retailing - 0.4%
11,500	Adastria Holdings Co., Ltd.	555,736
199	CST Brands, Inc.	7,538
260	Murphy USA, Inc.*	14,238
3,400	Shimamura Co., Ltd.	350,810
17,700	Xebio Co., Ltd.	334,358

		1,262,680

	Semiconductors & Semiconductor Equipment - 0.5%
9,441	First Solar, Inc.*	418,236
74,000	SCREEN Holdings Co., Ltd.	388,855
62,000	Shinko Electric Industries Co., Ltd.	462,544
19,700	Tokyo Seimitsu Co., Ltd.	390,869
470	Tower Semiconductor Ltd.*	6,331

		1,666,835

	Software & Services - 0.3%
123,000	Fujitsu Ltd.	645,252
16,000	Itochu Techno-Solutions Corp.	373,568

		1,018,820

	Telecommunication Services - 1.1%
23,328	KT Corp.*	609,540

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

76,600	NTT DoCoMo, Inc.	$1,617,434
50,821	Telenor ASA	1,116,334

		3,343,308

	Transportation - 1.2%
19,030	Canadian National Railway Co.	1,187,183
11,287	D/S Norden A/S*	295,621
1,135	Flughafen Zuerich AG	931,642
9,173	Hamburger Hafen und Logistik AG	176,097
580,000	Pacific Basin Shipping Ltd.	199,492
145,231	PostNL N.V.*	621,787
66,529	Qantas Airways Ltd.*	181,797
150,800	Tidewater Midstream & Infrastructure Ltd. (1)	140,094

		3,733,713

	Utilities - 8.0%
5,068	8Point3 Energy Partners L.P.*	80,683
160,000	Cheung Kong Infrastructure Holdings Ltd.	1,391,305
1,138,000	China Longyuan Power Group Corp. Ltd. Class H	1,302,319
53,500	Cia de Saneamento Basico do Estado de Sao Paulo	272,973
81,670	Cia de Saneamento Basico do Estado de Sao Paulo ADR	413,250
34,600	Cia Paranaense de Energia (Preference Shares)	356,515
563,470	Enel Green Power S.p.A.	1,170,481
26,270	Enersis S.A. ADR	396,940
195,500	ENN Energy Holdings Ltd.	1,297,405
36,823	Gas Natural SDG S.A.	799,221
27,999	GDF Suez	536,950
1,086,000	Guangdong Investment Ltd.	1,472,684
1,402	Kenon Holdings Ltd.*	22,018
22,555	Korea Electric Power Corp.	975,254
23,525	MDU Resources Group, Inc.	458,973
113,407	National Grid plc	1,509,304
14,540	NextEra Energy, Inc.	1,529,608
120,810	NTPC Ltd.	254,398
170,000	Osaka Gas Co., Ltd.	679,754
22,140	PG&E Corp.	1,162,571
130,000	Power Assets Holdings Ltd.	1,224,529
9,283	Red Electrica Corporacion S.A.	741,246
35,662	Severn Trent plc	1,226,076
169,919	Snam S.p.A.	836,148
43,531	SSE plc	1,029,900
73,725	Suez Environnement Co.	1,413,026
46,997	UGI Corp.	1,717,270
22,771	UIL Holdings Corp.	1,091,642

		25,362,443

	Total Common Stocks (cost $250,066,088)	210,775,934

Foreign Government Obligations - 5.1%
	Brazil - 0.9%
	Brazil Notas do Tesouro Nacional Series B
BRL 2,930,434	6.00%, 08/15/2018(3)	846,186
2,763,640	6.00%, 08/15/2022(3)	781,770
4,043,697	6.00%, 08/15/2030(3)	1,121,753

		2,749,709

	Israel - 0.6%
	Israel Government Bond - CPI Linked
ILS 2,525,307	1.00%, 05/30/2017(3)	689,453
2,438,237	1.75%, 09/29/2023(3)	713,404
1,416,351	2.75%, 08/30/2041(3)	467,041

		1,869,898

	Mexico - 2.5%
	Mexican Udibonos
MXN 46,352,465	4.00%, 06/13/2019(3)	3,105,732
73,698,616	4.00%, 11/15/2040(3)	4,883,630

		7,989,362

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

	South Africa - 0.4%
	South Africa Government Bond - CPI Linked
ZAR 6,889,886	2.00%, 01/31/2025(3)	$562,293
7,010,301	3.45%, 12/07/2033(3)	687,615

		1,249,908

	South Korea - 0.1%
KRW 353,831,681	Inflation Linked Korea Treasury Bond 1.13%, 06/10/2023(3)	293,127

	Thailand - 0.1%
THB 13,517,245	Thailand Government Bond 1.20%, 07/14/2021(2)(3)	369,286

	Turkey - 0.5%
TRY 4,108,537	Turkey Government Bond 2.00%, 09/18/2024(3)	1,358,837

	Total Foreign Government Obligations (cost $17,789,736)	15,880,127

U.S. Government Securities - 18.4%
	U.S. Treasury Securities - 18.4%
	U.S. Treasury Bonds - 2.3%
$ 3,016,511	0.25%, 01/15/2025(3)	2,947,698
1,579,757	0.38%, 07/15/2025	1,563,959
341,961	0.75%, 02/15/2042(3)	317,783
331,546	1.38%, 02/15/2044(3)	357,655
226,977	1.75%, 01/15/2028(3)	257,725
739,132	2.38%, 01/15/2025(3)	865,881
249,163	2.50%, 01/15/2029(3)	307,756
183,742	3.63%, 04/15/2028(3)	250,420
253,092	3.88%, 04/15/2029(3)	358,955

		7,227,832

	U.S. Treasury Notes - 16.1%
538,164	0.13%, 04/15/2016(3)	535,641
4,019,707	0.13%, 04/15/2017(3)(4)	4,036,666
6,037,625	0.13%, 04/15/2018(3)	6,078,191
1,177,005	0.13%, 04/15/2019(3)	1,181,511
487,329	0.13%, 04/15/2020(3)	486,758
3,987,633	0.13%, 01/15/2022(3)	3,932,803
5,159,201	0.13%, 07/15/2022(3)	5,096,728
4,246,917	0.13%, 01/15/2023(3)	4,154,679
3,194,316	0.13%, 07/15/2024(3)	3,102,231
2,375,349	0.38%, 07/15/2023(3)	2,372,565
3,480,155	0.63%, 07/15/2021(3)	3,564,712
3,439,069	0.63%, 01/15/2024(3)	3,481,521
1,553,135	1.13%, 01/15/2021(3)	1,628,972
3,488,724	1.38%, 01/15/2020(3)	3,693,143
2,989,942	1.88%, 07/15/2019(3)	3,225,399
730,878	2.13%, 01/15/2019(3)	787,464
1,972,236	2.38%, 01/15/2017(3)	2,046,966
829,979	2.50%, 07/15/2016(3)	851,247
694,029	2.63%, 07/15/2017(3)	735,399

		50,992,596

	Total U.S. Government Securities (cost $58,855,297)	58,220,428

Exchange Traded Funds - 0.0%
	Other Investment Pools & Funds - 0.0%
716	ETFS Platinum Trust*	68,127

	Total Exchange Traded Funds (cost $94,861)	68,127

Preferred Stocks - 0.0%
	Materials - 0.0%
5,243	Zambezi Platinum RF Ltd. Series ZPLP	17,863

	Total Preferred Stocks (cost $20,217)	17,863

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

Warrants - 0.0%
	Materials - 0.0%
23,650	Shandong Denghai Seeds Co., Ltd., Expires 4/24/18*		$71,106

	Total Warrants (cost $28,611)		71,106

	Total Long-Term Investments (cost $326,854,810)		285,033,585
Short-Term Investments - 7.4%
	Other Investment Pools & Funds - 7.4%
23,353,850	Federated Prime Obligations Fund		23,353,850

	Total Short-Term Investments (cost $23,353,850)		23,353,850

	Total Investments Excluding Purchased Options (cost $350,208,660)	97.6%	$308,387,435
	Total Purchased Options (cost $36,787)	0.0%	$51,678

	Total Investments (cost $350,245,447)^	97.6%	$308,439,113
	Other Assets and Liabilities	2.4%	7,663,152

	Total Net Assets	100.0%	$316,102,265

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools and Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2015, the Fund invested 16.1% of its total assets in the Subsidiary.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$6,636,717
Unrealized Depreciation	(48,443,051)

Net Unrealized Depreciation	$(41,806,334)

*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of this security was $144,493, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $448,254, which represents 0.1% of total net assets.
(3)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(4)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

Exchange Traded Option Contracts Outstanding at July 31, 2015

Description	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
Natural Gas Option	3.50 USD	10/27/15	USD	7	$2,823	$2,823	$0
Natural Gas Option	3.50 USD	09/25/15	USD	18	1,980	4,907	(2,927)

Total Calls				25	$4,803	$7,730	$(2,927)

Puts
Copper Future Option	5,800.00 USD	09/02/15	USD	2	$9,200	$6,007	$3,193
Light Sweet Crude Oil Future Option	50.00 USD	09/17/15	USD	10	31,500	19,188	12,312
Corn Future Option	350.00 USD	11/20/15	USD	13	6,175	3,862	2,313

Total Puts				25	$46,875	$29,057	$17,818

Total purchased option contracts				50	$51,678	$36,787	$14,891

Written option contracts:
Calls
Light Sweet Crude Oil Future Option	70.00 USD	09/17/15	USD	(10)	$(300)	$(15,041)	$14,741

Puts
Natural Gas Option	2.75 USD	09/25/15	USD	(9)	$(14,760)	$(9,980)	$(4,780)

Total written option contracts				(19)	$(15,060)	$(25,021)	$9,961

Futures Contracts Outstanding at July 31, 2015

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude Oil Future	49	08/14/2015	$2,839,517	$2,558,290	$(281,227)
Brent Crude Oil Future	7	09/15/2015	450,265	369,950	(80,315)
Brent Crude Oil Future	12	11/13/2015	721,849	651,000	(70,849)
Brent Crude Oil Future	4	10/31/2016	280,038	240,800	(39,238)
Coffee Futre	5	09/18/2015	266,386	234,843	(31,543)
Copper Future	12	09/14/2015	1,906,478	1,567,500	(338,978)
Corn Future	54	12/14/2015	1,076,655	1,029,375	(47,280)
Corn Future	21	12/14/2016	458,635	415,013	(43,622)
Gas Oil Future	20	09/10/2015	1,154,617	985,000	(169,617)
Gold 100oz Future	12	12/29/2015	1,326,050	1,314,120	(11,930)
Hard Red Winter Wheat Future	28	09/14/2015	763,979	689,150	(74,829)
Henry Hub Natural Gas Future	10	12/28/2016	109,522	85,850	(23,672)
Henry Hub Natural Gas Future	10	01/27/2017	109,522	85,599	(23,923)
Henry Hub Natural Gas Future	10	02/24/2017	109,522	84,175	(25,347)
Henry Hub Natural Gas Future	11	03/29/2017	120,475	85,993	(34,482)
Henry Hub Natural Gas Future	11	04/26/2017	120,475	85,855	(34,620)
Henry Hub Natural Gas Future	11	05/26/2017	120,475	86,570	(33,905)
Henry Hub Natural Gas Future	11	06/28/2017	120,475	87,395	(33,080)
Henry Hub Natural Gas Future	11	07/27/2017	120,475	87,698	(32,777)
Henry Hub Natural Gas Future	11	08/29/2017	120,475	87,423	(33,052)
Henry Hub Natural Gas Future	11	09/27/2017	120,475	88,083	(32,392)
Henry Hub Natural Gas Future	11	10/27/2017	120,475	90,283	(30,192)
Henry Hub Natural Gas Future	10	11/28/2017	109,522	86,200	(23,322)
Henry Hub Natural Gas Future	4	12/27/2017	45,409	35,720	(9,689)
Henry Hub Natural Gas Future	4	01/29/2018	45,409	35,550	(9,859)
Henry Hub Natural Gas Future	4	02/26/2018	45,409	34,950	(10,459)
Henry Hub Natural Gas Future	5	03/27/2018	56,761	39,812	(16,949)

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

Henry Hub Natural Gas Future	5	04/26/2018	56,761	$39,787	(16,974)
Henry Hub Natural Gas Future	4	05/29/2018	45,409	32,170	(13,239)
Henry Hub Natural Gas Future	4	06/27/2018	45,409	32,540	(12,869)
Henry Hub Natural Gas Future	4	07/27/2018	45,409	32,690	(12,719)
Henry Hub Natural Gas Future	4	08/29/2018	45,409	32,610	(12,799)
Henry Hub Natural Gas Future	4	09/26/2018	45,409	32,850	(12,559)
Henry Hub Natural Gas Future	4	10/29/2018	45,409	33,600	(11,809)
Henry Hub Natural Gas Future	4	11/28/2018	45,409	35,250	(10,159)
Lead Future	6	09/14/2015	300,908	254,625	(46,283)
NIickel Future	2	09/14/2015	136,045	132,210	(3,835)
Natural Gas Future	94	12/29/2015	3,212,982	2,962,880	(250,102)
Nickel Future	11	08/17/2015	841,417	726,297	(115,120)
Nickel Future	11	12/14/2015	776,402	730,158	(46,244)
Palladium Future	18	09/28/2015	1,404,629	1,099,530	(305,099)
Platinum Future	37	10/28/2015	1,980,175	1,822,250	(157,925)
Primary Aluminum Future	21	08/27/2015	608,922	570,360	(38,562)
Primary Aluminum Future	2	09/14/2015	80,238	80,225	(13)
Primary Aluminum Future	27	12/14/2015	1,358,518	1,103,625	(254,893)
Primary Aluminum Future	1	12/19/2016	42,224	42,212	(12)
Silver Future	10	09/28/2015	805,925	737,250	(68,675)
Soybean Future	20	11/13/2015	990,549	940,250	(50,299)
Soybean Oil Future	19	12/14/2015	395,335	346,446	(48,889)
Sugar No. 11 Future	65	09/30/2015	890,796	810,992	(79,804)
WTI Crude Future	27	08/20/2015	1,396,982	1,272,240	(124,742)
WTI Crude Future	4	11/20/2015	368,123	195,680	(172,443)
WTI Crude Future	4	11/21/2016	237,759	218,440	(19,319)
Zinc Future	17	09/14/2015	878,684	812,069	(66,615)

Total					$(3,549,149)

Short position contracts:
Brent Crude Oil Future	4	10/26/2017	$48,101	$50,680	$(2,579)
Brent Crude Oil Future	9	10/31/2017	612,149	574,290	37,859
Cattle Feeder Future	7	08/27/2015	763,303	737,537	25,766
Cattle Feeder Future	3	10/29/2015	308,736	308,700	36
Copper Future	1	09/14/2015	130,613	130,625	(12)
Gold 100oz Future	1	02/25/2016	110,906	109,620	1,286
Lead Future	1	09/14/2015	42,430	42,438	(8)
Live Cattle Future	13	10/30/2015	772,007	758,809	13,198
Live Cattle Future	8	02/29/2016	483,343	471,840	11,503
Nickel Future	2	08/17/2015	132,030	132,054	(24)
Nickel Future	1	12/14/2015	66,368	66,378	(10)
Primary Aluminum Future	15	09/14/2015	629,941	601,688	28,253
Primary Aluminum Future	8	12/14/2015	348,192	327,000	21,192
Primary Aluminum Future	10	12/19/2016	460,710	422,125	38,585
Soybean Future	8	03/14/2016	370,899	377,700	(6,801)
WTI Crude Future	7	09/22/2015	414,499	332,710	81,789
Wheat Future	6	09/14/2015	160,964	149,775	11,189
Zinc Future	4	09/14/2015	212,868	191,075	21,793

Total					$283,015

Total futures contracts					$(3,266,134)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2015

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

BOA	CLICP Camara	2.09% Fixed	CLP 184,550,000	09/28/17	$—	$—	$43,080	$43,080

OTC Total Return Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party	Notional Amount	Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Platinum Spot	GSC	USD 389,110	Platinum Spot	10/30/15	$—	$—	$(87,700)	$(87,700)
S&P GSCI Industial Metals	GSC	USD 338,618	(.10)%	05/31/16	—	—	$(23,428)	(23,428)

Total					$—	$—	$(111,128)	$(111,128)

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
CLP	Buy	08/31/15	SCB	$278,440	$273,100	$(5,340)
CLP	Buy	09/16/15	SSG	145,066	136,343	(8,723)
CLP	Buy	09/16/15	SCB	146,379	136,343	(10,036)
CLP	Sell	09/16/15	SCB	280,282	272,686	7,596
EUR	Sell	08/31/15	BNP	3,219,110	3,192,737	26,373
EUR	Sell	08/31/15	HSBC	3,218,264	3,192,737	25,527
EUR	Sell	08/31/15	DEUT	3,218,113	3,192,737	25,376
JPY	Sell	08/31/15	BNP	4,354,491	4,349,711	4,780

Total						$65,553

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Index Abbreviations:
GSCI	Goldman Sachs Commodity
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
CLICP	Sinacofi Chile Interbank Offered Rate
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Country
as of July 31, 2015 (Unaudited)

Country	Percentage of Net Assets
0.0%
Australia	2.2
Austria	0.2
Belgium	0.4
Bermuda	0.0
Brazil	2.2
Canada	5.9
Cayman Islands	0.0
Chile	0.1
China	1.7
Colombia	0.0
Denmark	0.1
Egypt	0.0
France	2.8
Germany	0.6
Hong Kong	2.0
India	0.1
Indonesia	0.0
Israel	0.7
Italy	2.5
Japan	6.1
Jersey	0.5
Luxembourg	0.2
Malaysia	0.0
Mexico	2.8
Netherlands	3.4
Norway	1.2
Peru	0.0
Philippines	0.0
Poland	0.1
Russia	1.4
Singapore	0.3
South Africa	0.8
South Korea	1.3
Spain	0.5
Sweden	0.4
Switzerland	1.5
Taiwan	0.2
Thailand	0.3
Turkey	0.5
Ukraine	0.0
United Kingdom	5.8
United States	41.4
Short-Term Investments	7.4
Other Assets & Liabilities	2.4
Zambia	0.0
Purchased Options	0.0

Total	100.0%

The Hartford Global Real Asset Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$543,574	$—	$543,574	$—
Banks	4,965,262	—	4,965,262	—
Capital Goods	5,239,476	955,476	4,279,601	4,399
Commercial & Professional Services	969,733	38,349	931,384	—
Diversified Financials	2,045,973	234,201	1,811,772	—
Energy	102,733,248	69,516,726	33,216,522	—
Food & Staples Retailing	422,786	46,886	375,900	—
Food, Beverage & Tobacco	5,288,227	3,999,239	1,288,988	—
Insurance	2,904,964	470,034	2,434,930	—
Materials	46,478,224	20,315,506	26,162,718	0
Media	1,190,845	1,190,845	—	—
Pharmaceuticals, Biotechnology & Life Sciences	165,769	165,769	—	—
Real Estate	1,440,054	1,440,054	—	—
Retailing	1,262,680	21,776	1,240,904	—
Semiconductors & Semiconductor Equipment	1,666,835	418,236	1,248,599	—
Software & Services	1,018,820	—	1,018,820	—
Telecommunication Services	3,343,308	—	3,343,308	—
Transportation	3,733,713	1,187,183	2,406,436	140,094
Utilities	25,362,443	8,510,325	16,852,118	—
Foreign Government Obligations	15,880,127	—	15,880,127	—
U.S. Government Securities	58,220,428	—	58,220,428	—
Exchange Traded Funds	68,127	68,127	—	—
Preferred Stocks	17,863	17,863	—	—
Warrants	71,106	—	71,106	—
Short-Term Investments	23,353,850	23,353,850	—	—
Purchased Options	51,678	51,678	—	—
Foreign Currency Contracts(2)	89,652	—	89,652	—
Futures Contracts(2)	292,449	292,449	—	—
Swaps - Interest Rate(2)	43,080	—	43,080	—

Total	$308,864,294	$132,294,572	$176,425,229	$144,493

Liabilities
Foreign Currency Contracts(2)	$(24,099)	$—	$(24,099)	$—
Futures Contracts(2)	(3,558,583)	(3,558,583)	—	—
Swaps - Total Return(2)	(111,128)	—	(111,128)	—
Written Options	(15,060)	(15,060)	—	—

Total	$(3,708,870)	$(3,573,643)	$(135,227)	$—

(1) For the period ended July 31, 2015, investments valued at $8,868,609 were transferred from Level 1 to Level 2, and investments valued at $3,250,390 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The Hartford Global Real Asset Fund
Schedule of Investments July 31, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Total
Beginning balance	$7,577	$7,577
Purchases	165,384	165,384
Sales	(12)	(12)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	(107,017)	(107,017)
Net change in unrealized appreciation/depreciation	78,561	78,561
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	-	-
Ending balance	$144,493	$144,493

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $22,469.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Growth Allocation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Alternative Strategy Funds - 5.0%
4,345,411	Hartford Real Total Return Fund*		$43,454,107

	Total Alternative Strategy Funds (cost $44,814,005)		43,454,107

	Domestic Equity Funds - 21.4%
2,033,738	The Hartford MidCap Fund*		63,432,280
3,711,458	The Hartford MidCap Value Fund		61,313,281
2,366,810	The Hartford Small Company Fund*		62,412,767

	Total Domestic Equity Funds (cost $177,318,147)		187,158,328

	International/Global Equity Funds - 51.7%
10,540,329	Hartford Emerging Markets Equity Fund		80,633,518
10,556,897	Hartford Global Capital Appreciation Fund		194,352,478
15,744,744	Hartford Global Equity Income Fund		177,915,608

	Total International/Global Equity Funds (cost $491,125,835)		452,901,604

	Mixed-Asset Funds - 12.0%
11,110,536	Hartford Multi-Asset Income Fund		105,438,985

	Total Mixed-Asset Funds (cost $112,573,002)		105,438,985

	Taxable Fixed Income Funds - 10.0%
8,374,987	The Hartford World Bond Fund		87,518,614

	Total Taxable Fixed Income Funds (cost $90,053,755)		87,518,614

	Total Affiliated Investment Companies (cost $915,884,744)		876,471,638

	Total Long-Term Investments (cost $915,884,744)		876,471,638

	Total Investments (cost $915,884,744)^	100.1%	$876,471,638
	Other Assets and Liabilities	(0.1)%	(759,705)

	Total Net Assets	100.0%	$875,711,933

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$9,840,181
Unrealized Depreciation	(49,253,287)

Net Unrealized Depreciation	$(39,413,106)

*	Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

The Hartford Growth Allocation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Composition by Investments
as of July 31, 2015 (Unaudited)

Fund Name	Percentage of Net Assets
Hartford Emerging Markets Equity Fund	9.2%
Hartford Global Capital Appreciation Fund	22.2
Hartford Global Equity Income Fund	20.3
Hartford Multi-Asset Income Fund	12.0
Hartford Real Total Return Fund	5.0
The Hartford MidCap Fund	7.3
The Hartford MidCap Value Fund	7.0
The Hartford Small Company Fund	7.1
The Hartford World Bond Fund	10.0
Other Assets & Liabilities	(0.1)

Total	100.0%

The Hartford Growth Allocation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Affiliated Investment Companies	$876,471,638	$876,471,638	$—	$—

Total	$876,471,638	$876,471,638	$—	$—

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Healthcare Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.9%
	Biotechnology - 26.6%
662,540	Achillion Pharmaceuticals, Inc.*	$5,644,841
117,820	Acorda Therapeutics, Inc.*	4,048,295
556,391	Alkermes plc*	38,958,498
172,090	Alnylam Pharmaceuticals, Inc.*	21,929,429
199,531	Anacor Pharmaceuticals, Inc.*	29,768,030
1,957,723	Arena Pharmaceuticals, Inc.*	7,909,201
364,933	Baxalta, Inc.*	11,980,750
772,886	BioCryst Pharmaceuticals, Inc.*	11,964,275
28,383	Biogen, Inc.*	9,047,933
11,900	Blueprint Medicines Corp.*	321,538
241,610	Cepheid*	13,431,100
11,500	Chiasma, Inc.*	271,055
497,543	Dicerna Pharmaceuticals, Inc.*	6,079,975
254,280	Five Prime Therapeutics, Inc.*	5,980,666
391,996	Galapagos N.V.*	23,518,753
679,900	Gilead Sciences, Inc.	80,133,014
387,126	GlycoMimetics, Inc.*	2,965,385
238,818	Incyte Corp.*	24,903,941
158,126	Innate Pharma S.A.*	2,461,526
376,223	Ironwood Pharmaceuticals, Inc.*	3,931,530
164,104	Nivalis Therapeutics, Inc.*	2,784,845
474,866	Otonomy, Inc.*	12,237,297
199,600	Portola Pharmaceuticals, Inc.*	9,868,224
91,290	PTC Therapeutics, Inc.*	4,674,961
93,722	Regeneron Pharmaceuticals, Inc.*	51,890,122
443,020	Regulus Therapeutics, Inc.*	3,632,764
800,360	Rigel Pharmaceuticals, Inc.*	2,385,073
78,854	Seattle Genetics, Inc.*	3,774,741
186,010	T2 Biosystems, Inc.*	2,680,404
333,673	TESARO, Inc.*	19,353,034
422,332	Trevana, Inc.*	2,457,972
149,413	Vertex Pharmaceuticals, Inc.*	20,170,755

		441,159,927

	Drug Retail - 3.0%
262,860	CVS Health Corp.	29,563,864
208,790	Walgreens Boots Alliance, Inc.	20,175,378

		49,739,242

	Health Care Distributors - 4.4%
298,110	Cardinal Health, Inc.	25,333,388
217,850	McKesson Corp.	48,051,174

		73,384,562

	Health Care Equipment - 18.9%
718,230	Abbott Laboratories	36,407,079
306,200	AtriCure, Inc.*	8,509,298
496,193	Baxter International, Inc.	19,887,415
165,932	Becton Dickinson and Co.	25,246,554
1,412,370	Boston Scientific Corp.*	24,490,496
93,000	ConforMIS, Inc.*	2,146,440
109,500	EndoChoice Holdings, Inc.*	1,773,900
307,965	Globus Medical, Inc. Class A*	8,641,498
89,255	HeartWare International, Inc.*	8,096,321
125,560	Invuity, Inc.*	1,479,097
616,120	K2M Group Holdings, Inc.*	14,096,826
948,408	Medtronic plc	74,345,703
405,342	St. Jude Medical, Inc.	29,922,346
242,700	Stryker Corp.	24,820,929
85,882	Teleflex, Inc.	11,507,329
616,767	TriVascular Techonologies, Inc.*	3,922,638
168,243	Zimmer Biomet Holdings, Inc.	17,509,049

		312,802,918

The Hartford Healthcare Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Health Care Facilities - 4.8%
99,740	Acadia Healthcare Co., Inc.*	$7,957,257
489,079	Al Noor Hospitals Group plc	7,156,531
469,330	HCA Holdings, Inc.*	43,652,384
275,411	NMC Health plc*	3,780,542
114,200	Universal Health Services, Inc. Class B	16,585,266

		79,131,980

	Health Care Services - 1.2%
424,216	Envision Healthcare Holdings, Inc.*	19,004,877
10,700	Teladoc, Inc.*	337,799

		19,342,676

	Health Care Supplies - 1.2%
297,396	Dentsply International, Inc.	16,924,806
211,830	Endologix, Inc.*	3,020,696

		19,945,502

	Health Care Technology - 2.5%
316,584	Allscripts Healthcare Solutions, Inc.*	4,577,805
124,450	athenahealth, Inc.*	17,418,022
113,920	Cerner Corp.*	8,170,342
242,830	IMS Health Holdings, Inc.*	8,049,815
148,920	Inovalon Holdings, Inc. Class A*	3,597,907

		41,813,891

	Internet Software & Services - 0.4%
572,210	Everyday Health, Inc.*	6,792,133

	Life Sciences Tools & Services - 5.3%
303,480	Agilent Technologies, Inc.	12,427,506
76,490	Illumina, Inc.*	16,774,257
43,381	MorphoSys AG*	3,505,111
208,150	PRA Health Sciences, Inc.*	8,740,219
97,470	Quintiles Transnational Holdings, Inc.*	7,477,898
216,750	Thermo Fisher Scientific, Inc.	30,243,127
191,730	WuXi PharmaTech Cayman, Inc. ADR*	7,956,795

		87,124,913

	Managed Health Care - 5.3%
412,960	Aetna, Inc.	46,652,091
109,810	Cigna Corp.	15,819,229
232,300	Qualicorp S.A.	1,380,658
203,850	UnitedHealth Group, Inc.	24,747,390

		88,599,368

	Pharmaceuticals - 21.3%
435,527	Aerie Pharmaceuticals, Inc.*	7,900,460
126,967	Allergan plc*	42,045,122
124,360	Almirall S.A.	2,445,670
647,220	AstraZeneca plc ADR	21,869,564
1,357,130	Bristol-Myers Squibb Co.	89,082,013
352,900	Daiichi Sankyo Co., Ltd.	7,226,391
179,500	Eisai Co., Ltd.	11,715,049
328,180	Eli Lilly & Co.	27,734,492
79,550	Johnson & Johnson	7,971,705
311,817	Medicines Co.*	9,787,936
302,580	MediWound Ltd.*	2,121,086
360,860	Merck & Co., Inc.	21,276,305
333,330	Mylan N.V.*	18,663,147
177,972	Ocular Therapeutix, Inc.*	4,109,373
50,400	Ono Pharmaceutical Co., Ltd.	6,072,088
668,600	Shionogi & Co., Ltd.	26,636,876
329,751	Tetraphase Pharmaceuticals, Inc.*	15,679,660
218,386	Teva Pharmaceutical Industries Ltd. ADR	15,073,002
155,665	UCB S.A.	12,044,880

The Hartford Healthcare Fund
Schedule of Investments July 31, 2015 (Unaudited)

529,181	XenoPort, Inc.*		$3,863,021

			353,317,840

	Total Common Stocks (cost $1,117,536,252)		1,573,154,952

	Total Long-Term Investments (cost $1,117,536,252)		1,573,154,952

Short-Term Investments - 5.0%
	Other Investment Pools & Funds - 5.0%
82,924,529	Federated Prime Obligations Fund		82,924,529

	Total Short-Term Investments (cost $82,924,529)		82,924,529

	Total Investments (cost $1,200,460,781)^	99.9%	$1,656,079,481
	Other Assets and Liabilities	0.1%	1,358,167

	Total Net Assets	100.0%	$1,657,437,648

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$481,361,921
Unrealized Depreciation	(25,743,221)

Net Unrealized Appreciation	$455,618,700

*	Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Healthcare Fund
Schedule of Investments July 31, 2015 (Unaudited)

   Diversification by Sector

   as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Staples	3.0%
Health Care	91.5
Information Technology	0.4

Total	94.9%

Short-Term Investments	5.0
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The Hartford Healthcare Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Biotechnology	$441,159,927	$438,698,401	$2,461,526	$—
Drug Retail	49,739,242	49,739,242	—	—
Health Care Distributors	73,384,562	73,384,562	—	—
Health Care Equipment	312,802,918	312,802,918	—	—
Health Care Facilities	79,131,980	79,131,980	—	—
Health Care Services	19,342,676	19,342,676	—	—
Health Care Supplies	19,945,502	19,945,502	—	—
Health Care Technology	41,813,891	41,813,891	—	—
Internet Software & Services	6,792,133	6,792,133	—	—
Life Sciences Tools & Services	87,124,913	87,124,913	—	—
Managed Health Care	88,599,368	88,599,368	—	—
Pharmaceuticals	353,317,840	287,176,886	66,140,954	—
Short-Term Investments	82,924,529	82,924,529	—	—

Total	$1,656,079,481	$1,587,477,001	$68,602,480	$—

(1) For the period ended July 31, 2015, investments valued at $3,155,946.73 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford High Yield Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
		Asset-Backed - Finance & Insurance - 0.0%
	$920,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)	$—

		Total Asset & Commercial Mortgage Backed Securities (cost $915,920)	—

Corporate Bonds - 88.8%
		Advertising - 0.1%
	530,000	Getty Images, Inc. 7.00%, 10/15/2020(1)	223,925

		Auto Manufacturers - 1.7%
	2,575,000	FCA US LLC / CG Co-Issuer, Inc. 8.25%, 06/15/2021	2,790,656
		General Motors Co.
	2,315,000	4.88%, 10/02/2023	2,373,359
	820,000	6.25%, 10/02/2043	895,339

			6,059,354

		Auto Parts & Equipment - 0.5%
		ZF North America Capital, Inc.
	505,000	4.50%, 04/29/2022(1)	497,425
	1,210,000	4.75%, 04/29/2025(1)	1,182,775

			1,680,200

		Chemicals - 1.2%
		Ineos Group Holdings plc
	1,545,000	5.88%, 02/15/2019(1)	1,558,519
	2,655,000	6.13%, 08/15/2018(1)	2,701,462

			4,259,981

		Commercial Banks - 6.2%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	2,600,000	7.00%, 02/19/2019(4)(5)(6)	2,912,561
	$800,000	9.00%, 05/09/2018(4)(5)(6)	868,000
	2,525,000	Barclays Bank plc 8.25%, 12/15/2018(4)(6)	2,702,929
	525,000	Barclays plc 6.63%, 09/15/2019(4)(6)	520,092
	1,699,000	CIT Group, Inc. 5.50%, 02/15/2019(1)	1,796,692
	945,000	Credit Agricole S.A. 7.88%, 01/23/2024(1)(4)(6)	980,457
	1,320,000	Credit Suisse Group AG 7.50%, 12/11/2023(1)(4)(6)	1,405,800
	1,250,000	HBOS Capital Funding L.P. 6.85%, 09/23/2015(4)(5)	1,279,705
		ING Groep N.V.
	710,000	6.00%, 04/16/2020(4)(6)	712,219
	560,000	6.50%, 04/16/2025(4)(6)	549,500
		Royal Bank of Scotland Group plc
	2,205,000	6.99%, 10/05/2017(1)(4)(6)	2,599,144
	1,800,000	7.64%, 09/30/2017(4)(6)	1,921,500
	3,305,000	Societe Generale S.A. 8.25%, 11/29/2018(4)(5)(6)	3,536,350

			21,784,949

		Commercial Services - 1.3%
	2,815,000	Quad/Graphics, Inc. 7.00%, 05/01/2022	2,716,475
	1,857,000	Servicemaster Co. 7.00%, 08/15/2020	1,956,907

			4,673,382

		Construction Materials - 4.5%
	1,210,000	Associated Materials LLC 9.13%, 11/01/2017	1,028,500

The Hartford High Yield Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$1,790,000	Builders FirstSource, Inc. 10.75%, 08/15/2023(1)	$1,843,700
	3,460,000	Building Materials Corp. of America 5.38%, 11/15/2024(1)	3,468,304
	1,990,000	Cemex Finance LLC 6.00%, 04/01/2024(1)	2,000,249
		Cemex S.A.B. de C.V.
	1,620,000	5.70%, 01/11/2025(1)	1,574,640
	940,000	6.13%, 05/05/2025(1)	942,350
	1,700,000	Nortek, Inc. 8.50%, 04/15/2021	1,819,000
	3,330,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	3,292,537

			15,969,280

		Diversified Financial Services - 2.8%
	1,670,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.50%, 05/15/2021	1,695,050
		International Lease Finance Corp.
	3,590,000	5.88%, 04/01/2019	3,841,300
	1,335,000	5.88%, 08/15/2022	1,455,150
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	2,270,000	6.50%, 08/01/2018	2,248,707
	410,000	6.50%, 07/01/2021	382,838
	366,000	7.88%, 10/01/2020	360,510

			9,983,555

		Electric - 2.6%
	1,715,000	DPL, Inc. 7.25%, 10/15/2021	1,828,619
		Dynegy, Inc.
	1,860,000	5.88%, 06/01/2023	1,780,950
	995,000	7.38%, 11/01/2022(1)	1,029,327
	670,000	7.63%, 11/01/2024(1)	691,775
		GenOn Americas Generation LLC
	1,935,000	8.50%, 10/01/2021	1,799,550
	1,570,000	9.13%, 05/01/2031	1,413,000
	1,460,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(2)	773,800

			9,317,021

		Engineering & Construction - 0.7%
		Abengoa Finance
EUR	220,000	6.00%, 03/31/2021(1)	181,211
	630,000	6.00%, 03/31/2021(5)	518,924
	$790,000	7.75%, 02/01/2020(1)	622,125
	1,485,000	Abengoa Greenfield S.A. 6.50%, 10/01/2019(1)	1,173,150

			2,495,410

		Entertainment - 0.4%
	1,320,000	Carmike Cinemas, Inc. 6.00%, 06/15/2023(1)	1,346,400

		Food - 0.2%
	637,000	Albertson’s Holdings LLC 7.75%, 10/15/2022(1)	687,960

		Forest Products & Paper - 0.7%
	3,095,000	Tembec Industries, Inc. 9.00%, 12/15/2019(1)	2,506,950

		Healthcare-Products - 2.0%
		Alere, Inc.
	1,950,000	6.38%, 07/01/2023(1)	2,028,000
	2,140,000	6.50%, 06/15/2020	2,225,600
	2,870,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)	2,934,575

			7,188,175

The Hartford High Yield Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Healthcare-Services - 8.6%
$ 2,380,000	Amsurg Corp. 5.63%, 07/15/2022	$2,447,949
	Community Health Systems, Inc.
4,105,000	6.88%, 02/01/2022	4,392,350
2,965,000	7.13%, 07/15/2020	3,157,725
970,000	Envision Healthcare Corp. 5.13%, 07/01/2022(1)	979,700
2,645,000	HCA Holdings, Inc. 6.25%, 02/15/2021	2,896,275
	HCA, Inc.
1,180,000	5.38%, 02/01/2025	1,206,550
4,626,000	7.50%, 11/15/2095	4,626,000
520,000	inVentiv Health, Inc. 9.00%, 01/15/2018(1)	543,400
1,390,000	MPH Acquisition Holdings LLC 6.63%, 04/01/2022(1)	1,438,650
	Tenet Healthcare Corp.
2,565,000	4.75%, 06/01/2020	2,641,950
2,840,000	5.00%, 03/01/2019(1)	2,868,400
455,000	6.75%, 06/15/2023(1)	475,475
840,000	8.13%, 04/01/2022	942,379
1,585,000	Wellcare Health Plans, Inc. 5.75%, 11/15/2020	1,664,250

		30,281,053

	Holding Companies-Diversified - 0.4%
1,226,000	Argos Merger Sub, Inc. 7.13%, 03/15/2023(1)	1,296,495

	Home Builders - 1.9%
230,000	K Hovnanian Enterprises, Inc. 8.00%, 11/01/2019(1)	202,400
	KB Home
1,030,000	7.00%, 12/15/2021	1,064,763
1,895,000	7.50%, 09/15/2022	1,961,325
1,090,000	8.00%, 03/15/2020	1,204,450
2,095,000	Lennar Corp. 4.75%, 11/15/2022	2,100,237

		6,533,175

	Household Products/Wares - 0.9%
3,510,000	Sun Products Corp. 7.75%, 03/15/2021(1)	3,185,325

	Insurance - 0.4%
	CNO Financial Group, Inc.
340,000	4.50%, 05/30/2020	351,050
835,000	5.25%, 05/30/2025	872,575

		1,223,625

	Internet - 1.0%
	Zayo Group LLC / Zayo Capital, Inc.
2,665,000	6.00%, 04/01/2023(1)	2,673,635
835,000	6.38%, 05/15/2025(1)	825,606

		3,499,241

	Iron/Steel - 1.8%
	AK Steel Corp.
1,580,000	7.63%, 05/15/2020	1,125,750
1,935,000	7.63%, 10/01/2021	1,364,175
1,460,000	8.38%, 04/01/2022	992,800
	ArcelorMittal
210,000	7.50%, 03/01/2041	200,025
1,175,000	7.75%, 10/15/2039	1,133,875
1,681,000	United States Steel Corp. 7.38%, 04/01/2020	1,630,570

		6,447,195

The Hartford High Yield Fund
Schedule of Investments July 31, 2015 (Unaudited)

	IT Services - 0.9%
$ 3,190,000	SunGard Data Systems, Inc. 6.63%, 11/01/2019	$3,296,993

	Media - 8.6%
	CCO Holdings LLC
105,000	5.13%, 02/15/2023	104,081
495,000	5.75%, 09/01/2023	506,756
2,920,000	7.38%, 06/01/2020	3,088,504
1,205,000	CCO Safari II LLC 4.91%, 07/23/2025(1)	1,207,668
	Cequel Communications Holdings I LLC
630,000	5.13%, 12/15/2021(1)	585,113
3,305,000	5.13%, 12/15/2021(1)	3,069,519
	DISH DBS Corp.
1,250,000	5.00%, 03/15/2023	1,170,313
1,670,000	6.75%, 06/01/2021	1,766,025
2,162,000	7.88%, 09/01/2019	2,418,737
895,000	Gray Television, Inc. 7.50%, 10/01/2020	947,581
950,000	Harron Communications L.P./Harron Finance Corp. 9.13%, 04/01/2020(1)	1,024,813
1,980,000	NBCUniversal Enterprise, Inc. 5.25%, 03/29/2049(1)(4)	2,106,225
1,540,000	Quebecor Media, Inc. 5.75%, 01/15/2023	1,578,500
	TEGNA, Inc.
2,820,000	4.88%, 09/15/2021(1)	2,827,050
1,250,000	5.13%, 10/15/2019	1,303,125
270,000	5.50%, 09/15/2024(1)	271,350
800,000	6.38%, 10/15/2023	846,000
1,775,000	Tribune Media Co. 5.88%, 07/15/2022(1)	1,832,688
2,630,000	Unitymedia Hessen GmbH & Co. 5.50%, 01/15/2023(1)	2,679,312
990,000	Videotron Ltd. 5.00%, 07/15/2022	1,001,316

		30,334,676

	Mining - 0.7%
	Constellium N.V.
1,125,000	5.75%, 05/15/2024(1)	933,750
1,140,000	8.00%, 01/15/2023(1)	1,097,250
915,000	FMG Resources August 2006 Pty Ltd. 6.88%, 04/01/2022(1)	528,504

		2,559,504

	Office/Business Equipment - 1.2%
	CDW LLC / CDW Finance Corp.
405,000	5.00%, 09/01/2023	402,214
560,000	5.50%, 12/01/2024	562,800
3,050,000	6.00%, 08/15/2022	3,187,250

		4,152,264

	Oil & Gas - 7.7%
	Antero Resources Corp.
470,000	5.38%, 11/01/2021	457,075
575,000	5.63%, 06/01/2023(1)	553,438
2,510,000	6.00%, 12/01/2020	2,541,375
1,410,000	Blue Racer Midstream LLC 6.13%, 11/15/2022(1)	1,434,675
2,395,000	Bonanza Creek Energy, Inc. 6.75%, 04/15/2021	2,071,675
925,000	Concho Resources, Inc. 5.50%, 10/01/2022	925,000
2,215,000	Diamondback Energy, Inc. 7.63%, 10/01/2021	2,347,900
1,800,000	Everest Acquisition LLC 9.38%, 05/01/2020	1,858,500

The Hartford High Yield Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Laredo Petroleum, Inc.
$ 700,000	5.63%, 01/15/2022	$673,750
1,360,000	6.25%, 03/15/2023	1,349,800
575,000	7.38%, 05/01/2022	585,062
375,000	Matador Resources Co. 6.88%, 04/15/2023(1)	380,625
2,760,000	MEG Energy Corp. 7.00%, 03/31/2024(1)	2,532,300
	Noble Energy, Inc.
700,000	5.63%, 05/01/2021	741,854
1,120,000	5.88%, 06/01/2022	1,201,594
3,345,000	Paragon Offshore plc 6.75%, 07/15/2022(1)	1,053,675
	QEP Resources, Inc.
35,000	5.25%, 05/01/2023	32,375
200,000	5.38%, 10/01/2022	187,000
235,000	6.80%, 03/01/2020	236,692
455,000	Range Resources Corp. 5.00%, 08/15/2022	443,625
500,000	Rice Energy, Inc. 7.25%, 05/01/2023(1)	491,250
	Tullow Oil plc
1,650,000	6.00%, 11/01/2020(1)	1,353,000
2,030,000	6.25%, 04/15/2022(1)	1,695,050
	WPX Energy, Inc.
1,380,000	5.25%, 09/15/2024	1,183,350
920,000	6.00%, 01/15/2022	860,200

		27,190,840

	Packaging & Containers - 1.0%
1,306,630	Ardagh Finance Holdings S.A. 8.63%, 06/15/2019(1)(7)	1,365,428
	Ardagh Packaging Finance plc
685,000	6.00%, 06/30/2021(1)	682,431
1,457,000	9.13%, 10/15/2020(1)	1,535,314

		3,583,173

	Pharmaceuticals - 3.1%
	Endo Finance LLC
540,000	6.00%, 07/15/2023(1)	561,600
2,645,000	6.00%, 02/01/2025(1)	2,724,350
1,692,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)	1,873,890
835,000	Quintiles Transnational Corp. 4.88%, 05/15/2023(1)	846,999
965,000	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025(1)	1,008,425
3,905,000	VRX Escrow Corp. 5.88%, 05/15/2023(1)	4,060,810

		11,076,074

	Pipelines - 1.2%
	Energy Transfer Equity L.P.
2,230,000	5.50%, 06/01/2027	2,185,400
1,757,000	7.50%, 10/15/2020	1,967,840

		4,153,240

	Retail - 2.9%
2,405,000	99 Cents Only Stores 11.00%, 12/15/2019	1,972,100
1,415,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	1,432,687
1,455,000	Chinos Intermediate Holdings A, Inc. 7.75%, 05/01/2019(1)(7)	993,038
	Dollar Tree, Inc.
230,000	5.25%, 03/01/2020(1)	242,650
1,125,000	5.75%, 03/01/2023(1)	1,186,875

The Hartford High Yield Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 2,480,000	Michaels Stores, Inc. 5.88%, 12/15/2020(1)	$2,604,000
1,755,000	Party City Holdings, Inc. 8.88%, 08/01/2020	1,886,625

		10,317,975

	Semiconductors - 2.8%
2,775,000	Entegris, Inc. 6.00%, 04/01/2022(1)	2,844,375
4,830,000	Freescale Semiconductor, Inc. 6.00%, 01/15/2022(1)	5,047,350
	Sensata Technologies B.V.
1,165,000	5.00%, 10/01/2025(1)	1,141,700
685,000	5.63%, 11/01/2024(1)	706,406

		9,739,831

	Software - 6.7%
	Activision Blizzard, Inc.
3,692,000	5.63%, 09/15/2021(1)	3,876,600
1,465,000	6.13%, 09/15/2023(1)	1,578,538
2,861,000	Audatex North America, Inc. 6.00%, 06/15/2021(1)	2,921,796
1,625,000	Emdeon, Inc. 11.00%, 12/31/2019	1,759,063
	First Data Corp.
990,000	6.75%, 11/01/2020(1)	1,046,925
378,000	7.38%, 06/15/2019(1)	394,292
4,350,000	8.25%, 01/15/2021(1)	4,605,562
3,315,000	Infor Software Parent LLC 7.13%, 05/01/2021(1)(7)	3,256,987
2,185,000	Infor U.S., Inc. 6.50%, 05/15/2022(1)	2,234,162
1,655,000	MSCI, Inc. 5.25%, 11/15/2024(1)	1,687,604
415,000	SS&C Technologies Holdings, Inc. 5.88%, 07/15/2023(1)	429,525

		23,791,054

	Telecommunications - 12.1%
	Alcatel-Lucent USA, Inc.
3,070,000	6.45%, 03/15/2029	3,238,850
660,000	6.50%, 01/15/2028	693,000
1,810,000	6.75%, 11/15/2020(1)	1,945,750
	Altice Financing S.A.
235,000	6.50%, 01/15/2022(1)	242,638
530,000	6.63%, 02/15/2023(1)	545,900
250,000	8.13%, 01/15/2024(1)	260,000
1,845,000	DigitalGlobe, Inc. 5.25%, 02/01/2021(1)	1,771,200
	Level 3 Financing, Inc.
265,000	5.13%, 05/01/2023(1)	257,713
2,380,000	5.38%, 08/15/2022	2,403,800
2,245,000	6.13%, 01/15/2021	2,354,444
769,000	7.00%, 06/01/2020	811,295
1,620,000	SoftBank Group Corp. 4.50%, 04/15/2020(1)	1,626,075
	Sprint Communications, Inc.
2,905,000	7.00%, 03/01/2020(1)	3,093,825
1,533,000	9.00%, 11/15/2018(1)	1,716,960
	Sprint Corp.
3,520,000	7.25%, 09/15/2021	3,366,000
2,670,000	7.88%, 09/15/2023	2,559,862
3,945,000	Syniverse Holdings, Inc. 9.13%, 01/15/2019	3,461,737
	T-Mobile USA, Inc.
225,000	6.13%, 01/15/2022	235,125
330,000	6.50%, 01/15/2024	348,460
3,125,000	6.63%, 11/15/2020	3,250,000

The Hartford High Yield Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$1,665,000	6.63%, 04/28/2021	$1,762,735
	1,505,000	6.73%, 04/28/2022	1,595,300
		Wind Acquisition Finance S.A.
EUR	3,805,000	4.00%, 07/15/2020(1)	4,267,644
	$770,000	6.50%, 04/30/2020(1)	818,125

			42,626,438

		Total Corporate Bonds (cost $319,653,611)	313,464,713

Senior Floating Rate Interests - 1.9%(8)
		Electric - 0.6%
	4,200,000	Texas Competitive Electric Holdings Co. LLC 4.67%, 10/10/2017(2)	2,142,000

		Insurance - 0.2%
	830,000	Asurion LLC 8.50%, 03/03/2021	834,150

		Machinery-Diversified - 0.5%
	2,023,404	Gardner Denver, Inc. 4.25%, 07/30/2020	1,950,055

		Retail - 0.6%
	1,965,555	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	1,956,219

		Total Senior Floating Rate Interests (cost $7,869,798)	6,882,424

Convertible Bonds - 0.5%
		Home Builders - 0.2%
	543,000	M/I Homes, Inc. 3.00%, 03/01/2018	541,643

		Oil & Gas - 0.3%
	1,645,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	1,104,206

		Total Convertible Bonds (cost $2,332,184)	1,645,849

Common Stocks - 0.1%
		Energy - 0.1%
	104,555,002	KCA Deutag*(3)(9)	367,824

		Total Common Stocks (cost $1,416,929)	367,824

Preferred Stocks - 0.8%
		Diversified Financials - 0.8%
	75	Citigroup Capital	1,910
	108,616	GMAC Capital Trust I Series 2	2,848,998

		Total Preferred Stocks (cost $2,568,706)	2,850,908

		Total Long-Term Investments (cost $334,757,148)	325,211,718
Short-Term Investments - 6.0%
		Other Investment Pools & Funds - 6.0%
	21,308,690	Fidelity Money Market Class 1	21,308,690

		Total Short-Term Investments (cost $21,308,690)	21,308,690

The Hartford High Yield Fund
Schedule of Investments July 31, 2015 (Unaudited)

Total Investments (cost $356,065,838)^	98.1%	$346,520,408
Other Assets and Liabilities	1.9%	6,655,231

Total Net Assets	100.0%	$353,175,639

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$7,450,384
Unrealized Depreciation	(16,995,994)

Net Unrealized Depreciation	$(9,545,610)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $146,900,518, which represents 41.6% of total net assets.
(2)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $367,824, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $9,115,540, which represents 2.6% of total net assets.
(6)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(7)	This security may pay interest in additional principal instead of cash.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2015.
(9)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2011	104,555,002	KCA Deutag	$ 1,416,929

At July 31, 2015, the aggregate value of these securities were $367,824, which represents 0.1% of total net assets.

The Hartford High Yield Fund
Schedule of Investments July 31, 2015 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding July 31, 2015
Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.22	USD 8,236,800	5.00%	06/20/19	$477,362	$692,056	$214,694
CDX.NA.HY.23	USD 7,163,450	5.00%	12/20/19	372,971	599,985	227,014

Total				$850,333	$1,292,041	$441,708

Total				$850,333	$1,292,041	$441,708

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

	Foreign Currency Contracts Outstanding at July 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	08/31/15	BNP	$2,780,442	$2,757,663	$22,779
EUR	Sell	08/31/15	HSBC	2,777,497	2,755,466	22,031
EUR	Sell	08/31/15	DEUT	2,777,367	2,755,466	21,901

Total						$66,711

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
DEUT	Deutsche Bank Securities, Inc.
HSBC	HSBC Bank USA

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
LIBOR	London Interbank Offered Rate

The Hartford High Yield Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$0	$—	$—	$0
Corporate Bonds	313,464,713	—	313,464,713	—
Senior Floating Rate Interests	6,882,424	—	6,882,424	—
Convertible Bonds	1,645,849	—	1,645,849	—
Common Stocks
Energy	367,824	—	—	367,824
Preferred Stocks	2,850,908	2,850,908	—	—
Short-Term Investments	21,308,690	21,308,690	—	—
Foreign Currency Contracts(2)	66,711	—	66,711	—
Swaps - Credit Default(2)	441,708	—	441,708	—

Total	$347,028,827	$24,159,598	$322,501,405	$367,824

(1)	For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Common Stocks	Total
Beginning balance	$0	$510,751	$510,751
Purchases	-	-	-
Sales	-	-	-
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	-	-
Net change in unrealized appreciation/depreciation	-	(142,927)	(142,927)
Transfers into Level 3 (1)	-	-	-
Transfers out of Level 3 (1)	-	-	-
Ending balance	$0	$367,824	$367,824
The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $(142,927).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Inflation Plus Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 1.2%
		Whole Loan Collateral CMO - 1.2%
	$1,872,022	Adjustable Rate Mortgage Trust 0.46%, 11/25/2035(1)	$1,708,330
		Connecticut Avenue Securities
	667,000	2.79%, 05/25/2024(1)	593,916
	643,000	3.19%, 07/25/2024(1)	586,633
	616,000	4.19%, 05/25/2025(1)	595,211
	593,000	Connecticut Avenue Securities Series 4.49%, 02/25/2025(1)	586,536
		Connecticut Avenue Securities
	585,000	4.59%, 01/25/2024(1)	595,990
	582,000	5.09%, 11/25/2024(1)	593,141
	562,000	5.44%, 10/25/2023(1)	604,100
	3,449,956	IndyMac Index Mortgage Loan Trust 0.48%, 01/25/2036(1)	2,368,926
	1,765,380	JP Morgan Mortgage Trust 2.56%, 01/25/2037(1)	1,547,143

		Total Asset & Commercial Mortgage Backed Securities (cost $9,868,628)	9,779,926

Foreign Government Obligations - 1.2%
		Brazil - 0.3%
BRL	8,829,186	Brazil Notas do Tesouro Nacional Serie B 6.00%, 05/15/2019(2)	2,539,616

		Chile - 0.2%
CLP	752,839,500	Bonos de la Tesoreria de la Republica 3.00%, 01/01/2040(2)	1,357,575

		Colombia - 0.2%
COP	4,492,111,680	Colombian TES 3.50%, 03/10/2021(2)	1,559,537

		Mexico - 0.2%
MXN	31,190,226	Mexican Udibonos 4.00%, 11/15/2040(2)	2,066,817

		Turkey - 0.1%
TRY	2,449,775	Turkey Government Bond 2.50%, 05/04/2016(2)	864,153

		Uruguay - 0.2%
UYU	63,165,895	Uruguay Government International Bond 4.25%, 04/05/2027(2)	2,017,475

		Total Foreign Government Obligations (cost $12,256,280)	10,405,173

Senior Floating Rate Interests - 4.4%(3)
		Aerospace/Defense - 0.1%
	$506,618	BE Aerospace, Inc. 4.00%, 12/16/2021	510,838

		Airlines - 0.1%
	1,301,857	Delta Air Lines, Inc. 3.25%, 04/20/2017	1,300,412

		Auto Manufacturers - 0.2%
	1,443,788	Chrysler Group LLC 3.50%, 05/24/2017	1,442,792

		Auto Parts & Equipment - 0.2%
	1,666,667	Goodyear Tire and Rubber Co. 3.75%, 04/30/2019	1,673,750

		Biotechnology - 0.3%
	2,282,611	Royalty Pharma 3.25%, 11/09/2018	2,290,030

		Chemicals - 0.1%
	824,203	Ineos U.S. Finance LLC 3.75%, 05/04/2018	823,173

The Hartford Inflation Plus Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 487,208	Minerals Technologies, Inc. 3.75%, 05/09/2021	$489,342

		1,312,515

	Diversified Financial Services - 0.1%
685,000	Delos Finance S.a.r.l. 3.50%, 03/06/2021	685,322

	Electric - 0.1%
1,191,313	Calpine Corp. 4.00%, 10/09/2019	1,193,016

	Energy-Alternate Sources - 0.1%
852,913	MEG Energy Corp. 3.75%, 03/31/2020	830,882

	Healthcare-Products - 0.1%
485,084	Truven Health Analytics 4.50%, 06/06/2019	482,659

	Healthcare-Services - 0.5%
	Community Health Systems, Inc.
111,269	3.75%, 12/31/2019	111,380
204,731	4.00%, 01/27/2021	205,499
1,965,000	HCA, Inc. 3.03%, 05/01/2018	1,966,100
1,473,234	IMS Health, Inc. 3.50%, 03/17/2021	1,468,166
378,409	MPH Acquisition Holdings LLC 3.75%, 03/31/2021	375,234
430,650	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	427,287

		4,553,666

	Insurance - 0.3%
	Asurion LLC
752,622	0.00%, 07/22/2022(4)	751,914
1,505,244	5.00%, 05/24/2019	1,504,777

		2,256,691

	Media - 0.2%
300,000	Charter Communications Operating LLC 0.00%, 01/20/2023(4)	300,657
	Numericable U.S. LLC
253,840	4.50%, 05/21/2020	254,221
293,410	4.50%, 05/21/2020	293,850
673,321	Virgin Media Investment Holdings Ltd. 3.50%, 06/30/2023	670,796

		1,519,524

	Metal Fabricate/Hardware - 0.1%
990,792	Rexnord LLC 4.00%, 08/21/2020	990,583

	Oil & Gas - 0.1%
1,200,250	Energy Transfer Equity L.P. 3.25%, 12/02/2019	1,191,812

	Packaging & Containers - 0.2%
503,213	Berry Plastics Holding Corp. 3.50%, 02/08/2020	501,799
1,050,803	Reynolds Group Holdings, Inc. 4.50%, 12/01/2018	1,056,320

		1,558,119

	Pharmaceuticals - 0.1%
405,000	Endo Luxembourg Finance Company I S.a r.l. 0.00%, 06/11/2022(4)	406,576
864,063	Grifols Worldwide Operations Ltd. 3.19%, 02/27/2021	866,136

		1,272,712

The Hartford Inflation Plus Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Retail - 0.0%
$ 396,000	Michaels Stores, Inc. 4.00%, 01/28/2020	$397,319

	Semiconductors - 0.4%
1,158,068	Avago Technologies Cayman Ltd. 3.75%, 05/06/2021	1,159,226
1,955,225	Freescale Semiconductor, Inc. 4.25%, 02/28/2020	1,958,158

		3,117,384

	Software - 0.6%
975,000	First Data Corp. 3.94%, 06/23/2022	974,396
1,175,543	Infor U.S., Inc. 3.75%, 06/03/2020	1,166,480
1,019,837	Kronos, Inc. 4.50%, 10/30/2019	1,019,521
1,706,774	Magic Newco LLC 5.00%, 12/12/2018	1,708,907
	SS&C Technologies Holdings, Inc.
275,000	4.00%, 07/08/2022	276,947
43,902	4.00%, 07/08/2022	44,213

		5,190,464

	Telecommunications - 0.4%
630,000	Level 3 Financing, Inc. 3.50%, 05/31/2022	628,035
1,010,314	Telesat Canada 3.50%, 03/28/2019	1,007,363
1,001,767	Univision Communications, Inc. 4.00%, 03/01/2020	1,000,725
	Ziggo Financing Partnership
305,074	3.50%, 01/15/2022	303,201
196,596	3.50%, 01/15/2022	195,389
323,330	3.50%, 01/15/2022	321,345

		3,456,058

	Textiles - 0.1%
615,054	PVH Corp. 3.25%, 02/13/2020	617,459

	Total Senior Floating Rate Interests (cost $37,731,117)	37,844,007

U.S. Government Agencies - 0.4%
	FHLMC - 0.4%
512,000	3.79%, 04/25/2024(1)	491,854
603,000	4.19%, 08/25/2024(1)	603,769
591,000	4.44%, 11/25/2023(1)	596,097
583,000	4.69%, 02/25/2024(1)	595,063
584,000	4.74%, 10/25/2024(1)	595,252

		2,882,035

	FNMA - 0.0%
1,631	FNMA 10.50%, 12/01/2018	1,639

	GNMA - 0.0%
201	GNMA 11.00%, 12/20/2015	202

	Total U.S. Government Agencies (cost $2,923,264)	2,883,876

U.S. Government Securities - 92.9%
	U.S. Treasury Securities - 92.9%
	U.S. Treasury Bonds - 9.3%
20,935,292	0.25%, 01/15/2025(2)	20,457,716
22,422,512	0.38%, 07/15/2025(2)	22,198,287

The Hartford Inflation Plus Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 31,439,897	2.38%, 01/15/2025(2)		$36,831,336

			79,487,339

	U.S. Treasury Notes - 83.6%
46,504,979	0.13%, 04/15/2017(2)		46,701,183
78,861,229	0.13%, 04/15/2018(2)		79,391,097
45,408,273	0.13%, 04/15/2019(2)		45,582,095
18,443,106	0.13%, 04/15/2020(2)		18,421,491
53,064,412	0.13%, 01/15/2022(2)		52,334,776
63,250,668	0.13%, 07/15/2022(2)		62,484,765
62,834,880	0.13%, 01/15/2023(2)		61,470,169
47,989,699	0.13%, 07/15/2024(2)		46,606,252
56,606,734	0.38%, 07/15/2023(2)		56,540,391
42,329,468	0.63%, 07/15/2021(2)		43,357,947
61,318,927	0.63%, 01/15/2024(2)		62,075,848
41,521,431	1.13%, 01/15/2021(2)		43,548,839
18,439,229	1.25%, 07/15/2020(2)		19,523,972
31,633,881	1.38%, 07/15/2018(2)		33,220,510
18,807,290	1.38%, 01/15/2020(2)		19,909,284
11,074,400	2.13%, 01/15/2019(2)		11,931,802
10,156,745	2.38%, 01/15/2017(2)		10,541,594

			713,642,015

	Total U.S. Government Securities (cost $801,255,601)		793,129,354

	Total Long-Term Investments (cost $864,034,890)		854,042,336
Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.8%
6,906,524	Fidelity Money Market Class 1		6,906,524

	Total Short-Term Investments (cost $6,906,524)		6,906,524

	Total Investments (cost $870,941,414)^	100.9%	$860,948,860
	Other Assets and Liabilities	(0.9)%	(7,448,779)

	Total Net Assets	100.0%	$853,500,081

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$601,805
Unrealized Depreciation	(10,594,359)

Net Unrealized Depreciation	$(9,992,554)

(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(2)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(3)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2015.
(4)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

The Hartford Inflation Plus Fund
Schedule of Investments July 31, 2015 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Sell protection:
CMBX.NA.AAA.7	CBK	USD	8,900,000	0.50%	01/17/47	$—	$(237,306)	$(267,011)	$(29,705)
CMBX.NA.AAA.8	CBK	USD	18,100,000	0.50%	10/17/57	—	(680,628)	(757,950)	(77,322)

Total						$—	$(917,934)	$(1,024,961)	$(107,027)

Total traded indices						$—	$(917,934)	$(1,024,961)	$(107,027)

Total OTC contracts						$—	$(917,934)	$(1,024,961)	$(107,027)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2015

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
DEUT	1.11% Fixed	CPURNSA	USD 18,925,000	01/15/17	$—	$—	$(112,819)	$(112,819)
BCLY	1.41% Fixed	CPURNSA	USD 16,050,000	01/15/18	—	—	(153,636)	(153,636)

Total					$—	$—	$(266,455)	$(266,455)

Foreign Currency Contracts Outstanding at July 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Sell	08/31/15	BCLY	$5,141,610	$5,156,082	$(14,472)
CAD	Sell	08/31/15	RBC	5,257,943	5,261,749	(3,806)
CHF	Sell	08/31/15	UBS	10,153,645	10,046,202	107,443
COP	Sell	09/16/15	SCB	616,367	544,054	72,313
COP	Sell	09/16/15	SCB	302,354	271,986	30,368
EUR	Sell	08/31/15	BNP	3,524,848	3,495,970	28,878
EUR	Sell	08/31/15	HSBC	3,523,922	3,495,970	27,952
EUR	Sell	08/31/15	DEUT	3,523,756	3,495,970	27,786
GBP	Buy	08/28/15	RBS	10,443,488	10,524,888	81,400
JPY	Sell	08/31/15	BNP	5,277,453	5,271,660	5,793
TRY	Sell	09/16/15	CBK	422,098	423,614	(1,516)

Total						$362,139

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.

The Hartford Inflation Plus Fund
Schedule of Investments July 31, 2015 (Unaudited)

HSBC	HSBC Bank USA
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

The Hartford Inflation Plus Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$9,779,926	$—	$9,779,926	$—
Foreign Government Obligations	10,405,173	—	10,405,173	—
Senior Floating Rate Interests	37,844,007	—	37,844,007	—
U.S. Government Agencies	2,883,876	—	2,883,876	—
U.S. Government Securities	793,129,354	—	793,129,354	—
Short-Term Investments	6,906,524	6,906,524	—	—
Foreign Currency Contracts(2)	381,933	—	381,933	—

Total	$861,330,793	$6,906,524	$854,424,269	$—

Liabilities
Foreign Currency Contracts(2)	$(19,794)	$—	$(19,794)	$—
Swaps - Credit Default(2)	(107,027)	—	(107,027)	—
Swaps - Interest Rate(2)	(266,455)	—	(266,455)	—

Total	$(393,276)	$—	$(393,276)	$—

(1) For the period ended July 31, 2015, investments valued at $135,197,385 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford International Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.5%
	Argentina - 0.6%
1,835	Banco Macro S.A. ADR	$78,373
4,685	Grupo Financiero Galicia S.A. ADR	88,031
4,400	Pampa Energia S.A. ADR*	67,100

		233,504

	Australia - 0.5%
36,125	Aquarius Platinum Ltd.*	3,498
13,382	Qantas Airways Ltd.*	36,567
69,216	Resolute Mining Ltd.*	12,072
103,257	Spotless Group Holdings Ltd.	147,380

		199,517

	Austria - 0.0%
274	Zumtobel Group AG	8,546

	Belgium - 1.6%
1,777	Ageas	73,164
6,428	AGFA-Gevaert N.V.*	19,322
2,371	Anheuser-Busch InBev N.V.	283,291
1,787	Mobistar S.A.*	38,643
1,037	N.V. Bekaert S.A.	30,319
1,595	UCB S.A.	123,416

		568,155

	Brazil - 0.5%
20,300	BR Malls Participacoes S.A.	76,185
400	Petro Rio S.A.*	401
4,564	Petroleo Brasileiro S.A. ADR*	31,035
5,500	Raia Drogasil S.A.	69,892

		177,513

	Canada - 1.4%
8,010	Alimentation Couche-Tard, Inc. Class B	357,490
2,560	Barrick Gold Corp.	18,106
5,550	Centerra Gold, Inc.	27,753
6,668	Eldorado Gold Corp.	22,938
1,809	EnCana Corp.	13,749
18,300	Ivanhoe Mines Ltd. Class A*	9,935
13,901	Kinross Gold Corp.*	25,300
1,781	Northern Dynasty Minerals Ltd.*	558
2,247	Painted Pony Petroleum Ltd.*	12,095
5,850	Uranium Participation Corp.*	22,589

		510,513

	Chile - 0.0%
63,180	Colbun S.A.	16,866

	China - 8.0%
2,560	21Vianet Group, Inc. ADR*	51,866
1,963	Alibaba Group Holding Ltd. ADR*	153,781
1,584	Baidu, Inc. ADR*	273,493
37,000	China Communications Construction Co., Ltd. Class H	47,492
55,000	China Construction Bank Class H	44,867
88,500	China Lesso Group Holdings Ltd.	69,355
31,900	China Life Insurance Co., Ltd. Class H	117,496
7,000	China Mengniu Dairy Co., Ltd.	31,649
6,840	ChinaCache International Holdings Ltd.	70,589
800	ChinaCache International Holdings Ltd. ADR*	8,256
65,000	Cosmo Lady China Holdings Co., Ltd.(1)	69,878
72,000	Daphne International Holdings Ltd.	14,292
41,230	Dongfeng Motor Group Co., Ltd. Class H	47,427
15,400	ENN Energy Holdings Ltd.	102,200
30,500	Fosun International Ltd.	64,176
23,200	Fuyao Glass Industry Group Co., Ltd. Class H*(1)	49,296
459,175	Greatview Aseptic Packaging Co., Ltd.	269,591
3,910	Hollysys Automation Technologies Ltd.	83,205

Hartford International Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

287,000	Huadian Fuxin Energy Corp. Ltd. Class H	$123,942
3,422	iKang Healthcare Group, Inc. ADR*	57,216
62,690	Industrial & Commercial Bank of China Ltd. Class H	43,067
141,500	Maoye International Holdings Ltd.	20,940
372	NetEase, Inc. ADR	51,570
9,515	New Oriental Education & Technology Group, Inc. ADR*	213,136
14,500	Ping An Insurance Group Co. of China Ltd. Class H	83,441
399	Qihoo 360 Technology Co., Ltd. ADR*	24,742
48,000	Sinotrans Ltd. Class H	29,525
4,046	Sinovac Biotech Ltd.*	21,201
1,839	TAL Education Group ADR*	62,177
14,670	Tencent Holdings Ltd.	273,311
2,319	Vipshop Holdings Ltd. ADR*	45,197
7,676	WuXi PharmaTech Cayman, Inc. ADR*	318,554
39,600	Xingda International Holdings Ltd.	9,654

		2,946,582

	Cyprus - 0.2%
2,246	QIWI plc ADR	68,773

	Denmark - 2.2%
1,464	D/S Norden A/S*	38,344
14,109	DSV A/S	482,944
9,875	H. Lundbeck A/S*	233,571
769	Royal Unibrew A/S	25,165
3,394	Spar Nord Bank A/S	39,890

		819,914

	Finland - 0.9%
5,429	Kone Oyj Class B	227,836
2,121	Sampo Oyj Class A	104,949

		332,785

	France - 9.9%
647	Alten S.A.	32,606
1,420	BNP Paribas S.A.	92,367
421	Cap Gemini S.A.	40,219
2,091	Cie de Saint-Gobain	99,066
16,366	Credit Agricole S.A.	257,513
293	Devoteam S.A.	8,504
9,751	Edenred	243,045
3,246	Essilor International S.A.	415,746
3,518	GDF Suez	67,466
569	GFI Informatique S.A.	3,937
5,520	JCDecaux S.A.	211,238
1,016	L'Oreal S.A.	189,903
3,605	Legrand S.A.	221,769
1,767	Metropole Television S.A.	35,726
11,350	Orange S.A.	186,710
1,404	Pernod Ricard S.A.	167,943
1,772	Peugeot S.A.*	35,447
3,268	Renault S.A.	300,844
1,652	Sanofi	178,071
1,751	Schneider Electric S.A.	122,147
1,479	Societe Generale S.A.	72,621
669	Sopra Steria Group	63,915
801	Thales S.A.	54,130
2,685	Total S.A.	132,486
1,996	Valeo S.A.	266,021
7,250	Vallourec S.A.	118,646
319	Vicat	23,724

		3,641,810

	Germany - 3.9%
1,280	Bayer AG	189,026
1,813	Beiersdorf AG	154,902
5,637	Deutsche Annington Immobilien SE	175,874
4,486	Deutsche Lufthansa AG*	60,943
2,851	E.ON SE	37,651

Hartford International Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

1,016	Hamburger Hafen und Logistik AG	$19,504
10,474	Infineon Technologies AG	117,489
2,708	Kontron AG*	10,626
929	METRO AG	29,248
746	Norma Group SE	36,102
475	OSRAM Licht AG	26,984
2,632	ProSiebenSat.1 Media SE	134,556
1,375	Rheinmetall AG	74,836
1,439	RWE AG	29,970
1,092	Salzgitter AG	38,985
2,461	Suedzucker AG	40,590
5,733	Tom Tailor Holding AG*	57,281
1,847	United Internet AG	91,289
461	Volkswagen AG (Preference Shares)	92,464

		1,418,320

	Greece - 0.4%
47,139	Alpha Bank A.E.*(2)(3)	13,058
15,683	Hellenic Telecommunications Organization S.A.(2)(3)	119,310
39,544	Piraeus Bank S.A.*(2)(3)	12,956

		145,324

	Hong Kong - 2.3%
9,585	AIA Group Ltd.	62,346
41,635	AMVIG Holdings Ltd.	19,657
20,624	Brilliance China Automotive Holdings Ltd.	27,319
80,000	China High Precision Automation Group Ltd.*(2)(3)	—
6,372	China Merchants Holdings International Co., Ltd.	23,292
35,600	China Resources Gas Group Ltd.	108,532
23,600	China Resources Power Holdings Co., Ltd.	60,618
78,500	China Traditional Chinese Medicine Co., Ltd.*	59,272
50,800	China Unicom Hong Kong Ltd.	71,297
2,900	Dah Sing Financial Holdings Ltd.	18,932
774,000	G-Resources Group Ltd.*	22,486
39,220	Guangdong Investment Ltd.	53,185
3,400	Hong Kong Exchanges and Clearing Ltd.	92,081
61,500	Kingboard Laminates Holdings Ltd.	27,031
62,000	New World Department Store China Ltd.	13,905
95,000	Pacific Basin Shipping Ltd.	32,675
21,700	Sands China Ltd.	95,768
135,000	Xinyi Glass Holdings Ltd.	70,791

		859,187

	Hungary - 0.2%
21,944	Magyar Telekom Telecommunications plc*	31,849
1,755	OTP Bank plc	35,966

		67,815

	India - 1.9%
10,876	Allahabad Bank*	15,578
6,810	Asian Paints Ltd.	93,722
9,136	Axis Bank Ltd.	81,642
12,246	Bharti Infratel Ltd.	85,497
1,161	Britannia Industries Ltd.	57,070
5,291	Canara Bank	22,805
9,040	Corp. Bank	7,243
1,043	Dr. Reddy's Laboratories Ltd. ADR	67,117
14,580	ICICI Bank Ltd. ADR	146,821
41,358	Manappuram Finance Ltd.	17,516
11,801	NTPC Ltd.	24,850
6,215	Sun Pharmaceutical Industries Ltd.	79,715

		699,576

	Indonesia - 0.3%
82,000	Harum Energy Tbk PT	6,033
11,000	Indo Tambangraya Megah Tbk PT	7,887
147,000	Link Net Tbk PT*	59,495

Hartford International Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

189,600	Media Nusantara Citra Tbk PT	$28,640

		102,055

	Ireland - 0.7%
221,516	Bank of Ireland*	93,033
5,025	CRH plc	149,445

		242,478

	Italy - 2.5%
1,653	Banca Generali S.p.A.	54,390
23,235	Banca Popolare dell-Emilia Romagna Scrl*	204,544
3,160	Buzzi Unicem S.p.A.	53,946
1,300	DiaSorin S.p.A.	59,712
5,034	Eni S.p.A.	88,098
39,392	Intesa Sanpaolo S.p.A.	151,664
1,915	Luxottica Group S.p.A.	138,870
6,324	OVS S.p.A.*(1)	41,915
2,466	Salvatore Ferragamo S.p.A.	77,989
7,409	UniCredit S.p.A.	49,131

		920,259

	Japan - 20.2%
1,150	Adastria Holdings Co., Ltd.	55,574
500	Aeon Delight Co., Ltd.	16,242
5,425	Aeon Mall Co., Ltd.	101,889
2,500	Aisan Industry Co., Ltd.	23,003
300	Alpha Systems, Inc.	4,474
1,300	Asahi Group Holdings Ltd.	43,568
1,400	Avex Group Holdings, Inc.	23,519
1,850	Bandai Namco Holdings, Inc.	41,008
300	Benesse Holdings, Inc.	8,091
8,180	Bridgestone Corp.	308,345
2,200	Canon, Inc.	70,389
1,300	Cawachi Ltd.	20,767
1,470	Chubu Steel Plate Co., Ltd.	6,194
1,200	CMIC Holdings Co., Ltd.	16,217
3,100	Dai-ichi Life Insurance Co., Ltd.	62,968
1,950	Daiichi Sankyo Co., Ltd.	39,930
2,500	Dena Co., Ltd.	49,666
300	East Japan Railway Co.	29,594
2,000	Eighteenth Bank Ltd.	5,914
2,650	Eisai Co., Ltd.	172,952
1,400	en-japan, Inc.	31,680
1,400	Exedy Corp.	34,604
700	Fujimi, Inc.	9,572
50,920	Fujitsu Ltd.	267,124
2,800	Funai Electric Co., Ltd.	31,136
700	Gendai Agency, Inc.	3,896
5,900	Gree, Inc.	34,700
1,700	Hisaka Works Ltd.	15,995
1,600	Hitachi Chemical Co., Ltd.	28,293
5,300	Hitachi Ltd.	34,338
1,449	Hitachi Metals Ltd.	21,542
2,700	Honda Motor Co., Ltd.	90,713
2,320	Honeys Co., Ltd.	19,324
5,000	Hosiden Corp.	30,778
3,700	Inpex Corp.	40,203
1,900	Itochu Techno-Solutions Corp.	44,361
700	Japan Digital Laboratory Co., Ltd.	10,244
1,300	Japan Petroleum Exploration Co., Ltd.	40,671
10,000	Japan Steel Works Ltd.	37,085
2,900	JSR Corp.	48,257
6,050	KDDI Corp.	153,586
3,100	Keihin Corp.	44,026
2,000	Kuroda Electric Co., Ltd.	38,151
1,800	Kyoei Steel Ltd.	31,150
10,100	Kyushu Electric Power Co., Inc.*	143,121
9,480	Leopalace21 Corp.*	51,840

Hartford International Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

1,400	Maruichi Steel Tube Ltd.	$36,072
2,550	Mazda Motor Corp.	50,020
1,500	Melco Holdings, Inc.	26,211
1,200	Mimasu Semiconductor Industry Co., Ltd.	10,730
1,200	Miraial Co., Ltd.	12,326
4,249	Mitsubishi Electric Corp.	45,635
7,910	Mitsubishi Materials Corp.	28,635
52,910	Mitsubishi UFJ Financial Group, Inc.	385,031
20,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	110,425
10,000	Mitsui Chemicals, Inc.	37,455
900	Mitsumi Electric Co., Ltd.	5,719
66,000	Mizuho Financial Group, Inc.	143,914
1,200	Moshi Moshi Hotline, Inc.	12,249
33,200	NEC Corp.	106,035
3,900	NET One Systems Co., Ltd.	23,957
2,200	Neturen Co., Ltd.	15,134
1,780	NGK Spark Plug Co., Ltd.	47,120
4,700	Nichicon Corp.	34,342
3,800	Nikon Corp.	45,200
630	Nintendo Co., Ltd.	110,653
4,600	Nippon Telegraph & Telephone Corp.	177,159
6,400	Nippon Television Holdings, Inc.	120,545
3,300	Nishimatsuya Chain Co., Ltd.	31,746
1,100	Nissin Kogyo Co., Ltd.	17,234
500	Nitto Denko Corp.	37,841
3,000	Oita Bank Ltd.	12,937
1,050	Olympus Corp.	40,177
4,175	Ono Pharmaceutical Co., Ltd.	502,995
938	Pal Co., Ltd.	29,598
18,400	Pioneer Corp.*	34,414
500	Proto Corp.	7,822
7,300	Rakuten, Inc.	117,311
5,050	Ricoh Co., Ltd.	49,822
700	Rohm Co., Ltd.	40,473
7,000	SCREEN Holdings Co., Ltd.	36,784
1,498	Seven & I Holdings Co., Ltd.	69,120
400	Shimamura Co., Ltd.	41,272
1,230	Shin-Etsu Chemical Co., Ltd.	73,554
2,200	Shinkawa Ltd.*	15,495
6,000	Shinko Electric Industries Co., Ltd.	44,762
30,700	Shinsei Bank Ltd.	67,072
880	SoftBank Group Corp.	48,641
6,060	Sony Financial Holdings, Inc.	115,843
2,080	Sumco Corp.	20,767
9,000	Sumitomo Bakelite Co., Ltd.	37,650
3,590	Sumitomo Electric Industries Ltd.	53,544
4,830	Sumitomo Mitsui Financial Group, Inc.	217,804
3,200	Sumitomo Riko Co., Ltd.	25,801
700	Suzuken Co., Ltd. / Aichi Japan	24,768
25,790	T&D Holdings, Inc.	392,723
74,620	Taiheiyo Cement Corp.	246,024
2,000	Takata Corp.*	20,237
6,070	Takeda Pharmaceutical Co., Ltd.	305,390
3,000	Tochigi Bank Ltd.	16,635
1,500	Tokai Rika Co., Ltd.	37,689
1,905	Tokio Marine Holdings, Inc.	79,330
1,900	Tokyo Seimitsu Co., Ltd.	37,698
4,700	Tokyo Steel Manufacturing Co., Ltd.	32,207
8,000	Toshiba Machine Co., Ltd.	31,011
10,000	Toyo Engineering Corp.	25,564
1,850	Toyo Tire & Rubber Co., Ltd.	40,546
2,200	Toyoda Gosei Co., Ltd.	48,612
2,580	Toyota Boshoku Corp.	46,789
1,515	Toyota Industries Corp.	83,864
2,700	Ushio, Inc.	33,079
1,700	Xebio Co., Ltd.	32,113
3,000	Yamanashi Chuo Bank Ltd.	13,742

Hartford International Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

1,420	Yamato Kogyo Co., Ltd.	$33,337
5,000	Yodogawa Steel Works Ltd.	20,930

		7,414,028

	Malaysia - 0.5%
490,440	AirAsia Bhd	174,401

	Mexico - 0.4%
781	Fomento Economico Mexicano S.A.B. de C.V. ADR	70,790
47,400	OHL Mexico S.A.B. de C.V.*	77,605

		148,395

	Netherlands - 2.6%
646	ASML Holding N.V.	64,216
3,124	Delta Lloyd N.V.	55,461
2,488	Heineken N.V.	195,655
14,164	ING Groep N.V.*	240,889
36,522	Koninklijke KPN N.V.	144,302
1,388	Koninklijke Philips N.V.	38,678
1,078	NXP Semiconductors N.V.*	104,555
14,585	PostNL N.V.*	62,444
1,945	USG People N.V.	29,693

		935,893

	Nigeria - 0.1%
627,415	Zenith Bank plc	50,531

	Norway - 0.2%
574	Statoil ASA	9,677
11,234	Storebrand ASA*	45,249

		54,926

	Panama - 0.5%
2,167	Copa Holdings S.A. Class A	163,673

	Philippines - 0.2%
17,020	Universal Robina Corp.	71,226

	Portugal - 0.2%
6,902	Galp Energia SGPS S.A.	79,824

	Russia - 0.2%
7,554	Gazprom OAO ADR	34,728
1,030	Lukoil PJSC ADR	42,330

		77,058

	South Africa - 1.5%
1,253	Anglo American Platinum Ltd.*	26,074
2,474	Aspen Pharmacare Holdings Ltd.	72,446
6,464	Impala Platinum Holdings Ltd.*	23,200
11,048	Lonmin plc*	8,980
3,428	Mr Price Group Ltd.	68,268
2,008	Naspers Ltd. Class N	279,841
18,364	Netcare Ltd.	58,516
10,719	Raubex Group Ltd.	15,591

		552,916

	South Korea - 3.5%
463	BGF retail Co., Ltd.	78,925
145	CJ CheilJedang Corp.	51,026
380	CJ Korea Express Co., Ltd.*	55,864
712	Coway Co., Ltd.	59,439
262	Cuckoo Electronics Co., Ltd.	67,263
1,866	Daewoo International Corp.	33,014
538	Doosan Corp.	47,140
1,011	Doosan Heavy Industries & Construction Co., Ltd.	17,350
497	Hyundai Home Shopping Network Corp.	52,012
229	Hyundai Mobis Co., Ltd.	41,778
1,050	KB Financial Group, Inc.	32,989
750	KEPCO Plant Service & Engineering Co., Ltd.	75,311
1,981	Korea Electric Power Corp.	85,656
2,156	KT Corp.*	56,334

Hartford International Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

8,300	LG Uplus Corp.	$81,988
136	NAVER Corp.	60,830
551	NHN Entertainment Corp.*	26,716
631	Samsung Card Co., Ltd.	20,863
93	Samsung Electronics Co., Ltd.	94,354
585	Shinhan Financial Group Co., Ltd.	20,935
3,501	SK Hynix, Inc.	110,563
486	SK Telecom Co., Ltd.	104,302
1,807	Tongyang Life Insurance	23,506

		1,298,158

	Spain - 0.4%
2,188	Almirall S.A.	43,029
4,997	Telefonica S.A.	76,648
549	Viscofan S.A.	32,809

		152,486

	Sweden - 2.7%
13,742	Assa Abloy AB Class B	279,029
7,032	Atlas Copco AB Class A	192,318
6,401	Cloetta AB Class B*	19,218
10,063	Electrolux AB Series B	288,888
7,958	Nordea Bank AB	99,083
7,968	Qliro Group AB*	13,116
6,410	Trelleborg AB Class B	110,711

		1,002,363

	Switzerland - 6.9%
778	Adecco S.A.*	64,934
16	Belimo Holding AG	36,510
6	Chocoladefabriken Lindt & Sprungli AG	33,716
2,414	Cie Financiere Richemont S.A.*	208,361
153	Daetwyler Holding AG	18,937
456	Geberit AG	157,732
22	Givaudan S.A.*	40,923
690	Holcim Ltd.*	48,009
72	Inficon Holding AG*	21,385
7,118	Julius Baer Group Ltd.*	393,766
784	Kuehne + Nagel International AG	108,229
478	LafargeHolcim Ltd.*	33,104
28	LEM Holding S.A.	21,167
2,812	Micronas Semiconductor Holding AG*	12,339
3,121	Novartis AG	323,848
1,809	Oriflame Holding AG*	26,778
1,052	Roche Holding AG	303,947
540	Schindler Holding AG	86,974
486	Tecan Group AG	59,549
22,569	UBS Group AG*	518,886

		2,519,094

	Taiwan - 2.8%
29,235	Catcher Technology Co., Ltd.	322,294
37,000	Compal Electronics, Inc.	24,941
85,867	E.Sun Financial Holding Co., Ltd.	52,220
39,000	Fubon Financial Holding Co., Ltd.	71,153
700	Largan Precision Co., Ltd.	71,118
108,725	Taiwan Semiconductor Manufacturing Co., Ltd.	475,129

		1,016,855

	Thailand - 0.3%
6,300	Airports of Thailand PCL	52,552
60,300	Charoen Pokphand Foods PCL	35,758
8,800	Total Access Communication PCL NVDR	17,545

		105,855

	United Kingdom - 12.8%
3,673	Anglo American plc	46,313
18,556	ARM Holdings plc	291,127
5,521	AstraZeneca plc	372,715

Hartford International Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

3,226	Berendsen plc		$51,528
7,518	BG Group plc		127,917
53,801	Booker Group plc		150,211
22,659	BP plc		139,573
6,815	British American Tobacco plc		404,648
11,584	Burberry Group plc		290,717
9,581	Compass Group plc		153,254
5,775	Diageo plc		161,889
4,337	Essentra plc		61,741
5,513	Halma plc		65,099
15,556	Hays plc		40,441
571	Hikma Pharmaceuticals plc		21,331
9,041	Home Retail Group plc		23,056
18,526	HSBC Holdings plc		167,335
11,093	International Consolidated Airlines Group S.A.*		92,387
14,829	J Sainsbury plc		61,255
3,383	Jardine Lloyd Thompson Group plc		54,863
4,220	Markit, Ltd.*		112,336
16,072	National Grid plc		213,898
8,749	Prudential plc		205,824
2,612	Reckitt Benckiser Group plc		250,486
19,504	Saga plc*		63,049
8,811	SIG plc		28,725
9,168	Sky plc		162,982
11,262	Smith & Nephew plc		209,312
4,013	Spectris plc		122,239
2,048	Spirax-Sarco Engineering plc		106,019
4,719	SSP Group plc*		22,919
5,402	Standard Chartered plc		82,599
2,740	SuperGroup plc*		61,916
1,206	Victrex plc		36,417
3,640	WH Smith plc		89,760
6,584	WPP plc		151,273

			4,697,154

	United States - 0.5%
4,592	XL Group plc		174,588

	Total Common Stocks (cost $33,408,437)		34,668,916

Exchange Traded Funds - 1.8%
	Other Investment Pools & Funds - 1.8%
10,089	iShares MSCI EAFE ETF		653,566

	Total Exchange Traded Funds (cost $662,068)		653,566

Preferred Stocks - 0.2%
	Brazil - 0.2%
15,000	Suzano Papel e Celulose S.A. Class A		73,555

	Total Preferred Stocks (cost $66,623)		73,555

	Total Long-Term Investments (cost $34,137,128)		35,396,037

Short-Term Investments - 3.1%
	Other Investment Pools & Funds - 3.1%
1,123,022	BlackRock Liquidity Funds TempFund Portfolio		1,123,022

	Total Short-Term Investments (cost $1,123,022)		1,123,022

	Total Investments (cost $35,260,150)^	99.6%	$36,519,059
	Other Assets and Liabilities	0.4%	136,711

	Total Net Assets	100.0%	$36,655,770

Hartford International Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications "Other Investment Pools and Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$3,450,465
Unrealized Depreciation	(2,191,556)

Net Unrealized Appreciation	$1,258,909

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $161,089, which represents 0.4% of total net assets.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/1992	47,139	Alpha Bank A.E.	$19,449
09/2011	80,000	China High Precision Automation Group Ltd.	30,522
09/1996	15,683	Hellenic Telecommunications Organization S.A.	154,189
06/2013	39,544	Piraeus Bank S.A.	35,860

			$240,020

At July 31, 2015, the aggregate value of these securities were $145,324, which represents 0.4% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $145,324, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NVDR	Non-Voting Depositary Receipt

Hartford International Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
0.1%
Consumer Discretionary	16.2
Consumer Staples	8.9
Energy	2.1
Financials	19.9
Health Care	11.9
Industrials	12.8
Information Technology	12.2
Materials	5.5
Telecommunication Services	3.9
Utilities	3.0

Total	96.5%

Short-Term Investments	3.1
Other Assets & Liabilities	0.4

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford International Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Argentina	$233,504	$233,504	$—	$—
Australia	199,517	3,498	196,019	—
Austria	8,546	8,546	—	—
Belgium	568,155	57,965	510,190	—
Brazil	177,513	177,513	—	—
Canada	510,513	510,513	—	—
Chile	16,866	16,866	—	—
China	2,946,582	1,405,697	1,540,885	—
Cyprus	68,773	68,773	—	—
Denmark	819,914	—	819,914	—
Finland	332,785	—	332,785	—
France	3,641,810	39,663	3,602,147	—
Germany	1,418,320	10,626	1,407,694	—
Greece	145,324	—	—	145,324
Hong Kong	859,187	19,657	839,530	0
Hungary	67,815	31,849	35,966	—
India	699,576	379,150	320,426	—
Indonesia	102,055	59,495	42,560	—
Ireland	242,478	—	242,478	—
Italy	920,259	96,305	823,954	—
Japan	7,414,028	—	7,414,028	—
Malaysia	174,401	174,401	—	—
Mexico	148,395	148,395	—	—
Netherlands	935,893	160,016	775,877	—
Nigeria	50,531	—	50,531	—
Norway	54,926	—	54,926	—
Panama	163,673	163,673	—	—
Philippines	71,226	—	71,226	—
Portugal	79,824	—	79,824	—
Russia	77,058	12,270	64,788	—
South Africa	552,916	15,591	537,325	—
South Korea	1,298,158	75,311	1,222,847	—
Spain	152,486	—	152,486	—
Sweden	1,002,363	32,334	970,029	—
Switzerland	2,519,094	229,769	2,289,325	—
Taiwan	1,016,855	52,220	964,635	—
Thailand	105,855	88,310	17,545	—
United Kingdom	4,697,154	283,276	4,413,878	—
United States	174,588	174,588	—	—
Exchange Traded Funds	653,566	653,566	—	—
Preferred Stocks	73,555	73,555	—	—
Short-Term Investments	1,123,022	1,123,022	—	—

Total	$36,519,059	$6,579,917	$29,793,818	$145,324

(1) For the period ended July 31, 2015, investments valued at $421,082.16 were transferred from Level 1 to Level 2, and investments valued at $498,978.84 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Hartford International Capital Appreciation Fund
Schedule of Investments July 31, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Total
Beginning balance	$212	$212
Purchases	$93,699	-
Sales	($46,738)	(46,738)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	($71,673)	(71,673)
Net change in unrealized appreciation/depreciation	$10,922	10,922
Transfers into Level 3 (1)	$158,902	158,902
Transfers out of Level 3 (1)	-	-
Ending balance	$145,324	$145,324

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $10,922.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Growth Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.6%
	Australia - 1.2%
2,014,128	Spotless Group Holdings Ltd.	$2,874,795

	Belgium - 1.0%
20,520	Anheuser-Busch InBev N.V.	2,451,764

	Canada - 3.6%
157,950	Alimentation Couche-Tard, Inc. Class B	7,049,388
31,370	Magna International, Inc.	1,704,440

		8,753,828

	China - 6.2%
8,657,930	Greatview Aseptic Packaging Co., Ltd.	5,083,241
640,820	PICC Property & Casualty Co., Ltd. Class H	1,333,354
135,025	Tencent Holdings Ltd.	2,515,602
146,003	WuXi PharmaTech Cayman, Inc. ADR*	6,059,124

		14,991,321

	Denmark - 5.0%
193,351	DSV A/S	6,618,301
56,477	Novo Nordisk A/S Class B	3,333,072
18,096	Pandora A/S	2,037,677

		11,989,050

	Finland - 0.6%
28,526	Sampo Oyj Class A	1,411,486

	France - 15.3%
317,784	Credit Agricole S.A.	5,000,209
142,196	Edenred	3,544,254
44,590	Essilor International S.A.	5,711,063
107,423	JCDecaux S.A.	4,110,831
13,037	L'Oreal S.A.	2,436,782
55,945	Renault S.A.	5,150,169
26,283	Safran S.A.	1,989,906
15,225	Sanofi	1,641,120
38,429	Valeo S.A.	5,121,699
143,581	Vallourec S.A.	2,349,697

		37,055,730

	Germany - 2.3%
128,271	Infineon Technologies AG	1,438,845
35,656	ProSiebenSat.1 Media SE	1,822,851
91,948	Tom Tailor Holding AG*	918,692
29,621	United Internet AG	1,464,031

		5,644,419

	Hong Kong - 1.5%
350,000	AIA Group Ltd.	2,276,587
904,000	Guangdong Investment Ltd.	1,225,881

		3,502,468

	India - 3.0%
172,753	Axis Bank Ltd.	1,543,769
109,536	HCL Technologies Ltd.	1,705,355
71,087	HDFC Bank Ltd.	1,232,786
39,193	ICICI Bank Ltd.	185,476
137,804	ICICI Bank Ltd. ADR	1,387,686
98,009	Sun Pharmaceutical Industries Ltd.	1,257,094

		7,312,166

	Ireland - 0.6%
18,004	ICON plc*	1,454,723

	Israel - 0.7%
20,935	Check Point Software Technologies Ltd. ADR*	1,690,920

	Italy - 1.3%
363,524	Banca Popolare dell-Emilia Romagna Scrl*	3,200,201

The Hartford International Growth Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Japan - 10.0%
107,500	Astellas Pharma, Inc.	$1,618,082
161,145	Bridgestone Corp.	6,074,351
48,100	Fuji Heavy Industries Ltd.	1,777,175
35,700	Nippon Telegraph & Telephone Corp.	1,374,904
71,350	Ono Pharmaceutical Co., Ltd.	8,596,100
1,430,375	Taiheiyo Cement Corp.	4,715,987

		24,156,599

	Malaysia - 1.1%
7,292,595	AirAsia Bhd	2,593,262

	Netherlands - 1.8%
15,637	ASML Holding N.V.	1,554,403
16,877	NXP Semiconductors N.V.*	1,636,900
22,402	Sensata Technologies Holding N.V.*	1,149,671

		4,340,974

	Panama - 1.3%
40,769	Copa Holdings S.A. Class A	3,079,283

	Singapore - 0.6%
11,625	Avago Technologies Ltd.	1,454,752

	South Africa - 1.5%
26,025	Naspers Ltd. Class N	3,626,929

	Sweden - 2.3%
190,454	Electrolux AB Series B	5,467,540

	Switzerland - 7.3%
780	Givaudan S.A.*	1,450,915
26,667	Julius Baer Group Ltd.*	1,475,211
37,948	Novartis AG	3,937,641
5,733	Partners Group Holding AG	1,916,959
15,703	Roche Holding AG	4,536,952
131,471	UBS Group AG*	3,022,662
4,645	Zurich Insurance Group AG*	1,414,447

		17,754,787

	Taiwan - 6.6%
547,000	Catcher Technology Co., Ltd.	6,030,266
16,600	Largan Precision Co., Ltd.	1,686,521
1,892,170	Taiwan Semiconductor Manufacturing Co., Ltd.	8,268,799

		15,985,586

	United Kingdom - 19.9%
16,167	Aon plc	1,629,149
448,276	ARM Holdings plc	7,033,055
247,317	BAE Systems plc	1,851,706
438,499	Booker Group plc	1,224,278
51,167	British American Tobacco plc	3,038,094
223,023	Burberry Group plc	5,597,081
122,579	Compass Group plc	1,960,729
258,779	Direct Line Insurance Group plc	1,476,816
38,667	Hikma Pharmaceuticals plc	1,444,476
150,496	IG Group Holdings plc	1,756,108
32,908	Imperial Tobacco Group plc	1,726,899
17,526	Next plc	2,186,363
58,924	Persimmon plc*	1,880,270
84,656	Prudential plc	1,991,569
25,272	Reckitt Benckiser Group plc	2,423,539
233,767	Sage Group plc	1,899,851
33,114	Schroders plc	1,631,543
120,158	Sky plc	2,136,081
81,474	Smith & Nephew plc	1,514,247
123,432	St James's Place plc	1,883,303
73,552	WPP plc	1,689,916

		47,975,073

	United States - 3.9%
3,748	Allergan plc*	1,241,150

The Hartford International Growth Fund
Schedule of Investments July 31, 2015 (Unaudited)

27,256	Amdocs Ltd.		$1,598,564
20,099	Medtronic plc		1,575,561
13,768	Wabco Holdings, Inc.*		1,699,935
88,736	XL Group plc		3,373,743

			9,488,953

	Total Common Stocks (cost $224,999,301)		238,256,609

	Total Long-Term Investments (cost $224,999,301)		238,256,609

Short-Term Investments - 4.6%
	Other Investment Pools & Funds - 4.6%
11,240,280	Federated Prime Obligations Fund		11,240,280

	Total Short-Term Investments (cost $11,240,280)		11,240,280

	Total Investments (cost $236,239,581)^	103.2%	$249,496,889
	Other Assets and Liabilities	(3.2)%	(7,757,202)

	Total Net Assets	100.0%	$241,739,687

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$24,120,914
Unrealized Depreciation	(10,863,606)

Net Unrealized Appreciation	$13,257,308

*	Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford International Growth Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	22.0%
Consumer Staples	8.4
Financials	16.3
Health Care	18.1
Industrials	11.6
Information Technology	16.5
Materials	4.6
Telecommunication Services	0.6
Utilities	0.5

Total	98.6%

Short-Term Investments	4.6
Other Assets & Liabilities	(3.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The Hartford International Growth Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Australia	$2,874,795	$—	$2,874,795	$—
Belgium	2,451,764	—	2,451,764	—
Canada	8,753,828	8,753,828	—	—
China	14,991,321	6,059,124	8,932,197	—
Denmark	11,989,050	—	11,989,050	—
Finland	1,411,486	—	1,411,486	—
France	37,055,730	—	37,055,730	—
Germany	5,644,419	—	5,644,419	—
Hong Kong	3,502,468	—	3,502,468	—
India	7,312,166	4,350,135	2,962,031	—
Ireland	1,454,723	1,454,723	—	—
Israel	1,690,920	1,690,920	—	—
Italy	3,200,201	—	3,200,201	—
Japan	24,156,599	—	24,156,599	—
Malaysia	2,593,262	2,593,262	—	—
Netherlands	4,340,974	2,786,571	1,554,403	—
Panama	3,079,283	3,079,283	—	—
Singapore	1,454,752	1,454,752	—	—
South Africa	3,626,929	—	3,626,929	—
Sweden	5,467,540	—	5,467,540	—
Switzerland	17,754,787	—	17,754,787	—
Taiwan	15,985,586	—	15,985,586	—
United Kingdom	47,975,073	1,629,149	46,345,924	—
United States	9,488,953	9,488,953	—	—
Short-Term Investments	11,240,280	11,240,280	—	—

Total	$249,496,889	$54,580,980	$194,915,909	$—

(1) For the period ended July 31, 2015, investments valued at $3,318,430.26 were transferred from Level 1 to Level 2, and investments valued at $4,022,398.45 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.8%
	Belgium - 2.7%
368,879	Anheuser-Busch InBev N.V.	$44,074,278

	Brazil - 0.5%
439,360	BB Seguridade Participacoes S.A.	4,138,308
671,559	Petroleo Brasileiro S.A. ADR*	4,566,601

		8,704,909

	Canada - 3.4%
520,700	Canadian National Railway Co.	32,483,781
76,600	Canadian Natural Resources Ltd.	1,869,536
448,410	Imperial Oil Ltd.	16,591,016
160,220	TransCanada Corp.	6,227,000

		57,171,333

	China - 7.6%
328,981	Alibaba Group Holding Ltd. ADR*	25,772,372
97,888	Baidu, Inc. ADR*	16,901,342
25,157,000	China Construction Bank Class H	20,522,223
5,449,000	China Life Insurance Co., Ltd. Class H	20,070,045
2,922,000	ENN Energy Holdings Ltd.	19,391,387
2,036,000	Great Wall Motor Co., Ltd. Class H	6,727,107
206,380	Hollysys Automation Technologies Ltd.	4,391,766
342,500	Huatai Securities Co., Ltd. Class H*	731,628
5,198,000	PICC Property & Casualty Co., Ltd. Class H	10,815,473

		125,323,343

	Denmark - 0.3%
177,526	H. Lundbeck A/S*	4,198,979

	Finland - 0.4%
174,247	Kone Oyj Class B	7,312,535

	France - 13.4%
190,163	Air Liquide	24,762,110
476,575	Airbus Group SE	33,829,887
585,842	BNP Paribas S.A.	38,107,433
216,696	Essilor International S.A.	27,754,305
305,320	Groupe Eurotunnel S.A.	4,386,485
240,487	Legrand S.A.	14,794,052
1,099,022	Orange S.A.	18,079,188
232,995	Schneider Electric S.A.	16,253,314
404,961	Total S.A.	19,981,973
93,268	Unibail-Rodamco SE REIT	24,791,040

		222,739,787

	Germany - 5.9%
292,707	Beiersdorf AG	25,008,726
181,562	Brenntag AG	10,096,640
88,090	Continental AG	19,693,664
1,163,556	Deutsche Annington Immobilien SE	36,302,821
32,052	Volkswagen AG (Preference Shares)	6,428,769

		97,530,620

	Hong Kong - 0.7%
424,082	Hong Kong Exchanges and Clearing Ltd.	11,485,321

	India - 6.0%
715,252	Axis Bank Ltd.	6,391,691
1,376,348	Bharti Infratel Ltd.	9,609,162
336,341	Container Corp. Of India Ltd.	8,612,292
162,966	Divi's Laboratories Ltd.	4,981,567
99,780	HDFC Bank Ltd. ADR	6,233,257
6,127,031	ICICI Bank Ltd.	28,995,362
123,283	Maruti Suzuki India Ltd.	8,320,432
1,033,082	Power Grid Corp. of India Ltd.	2,286,001
404,664	Punjab National Bank	952,994
3,187,662	State Bank of India	13,410,795
255,066	Tata Consultancy Services Ltd.	9,987,912

		99,781,465

The Hartford International Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Ireland - 1.3%
722,801	CRH plc	$21,496,231

	Italy - 5.5%
915,701	Assicurazioni Generali S.p.A.	18,045,947
321,928	Banca Generali S.p.A.	10,592,586
957,175	FinecoBank Banca Fineco S.p.A.*	7,624,157
6,020,279	Intesa Sanpaolo S.p.A.	23,178,860
303,698	Luxottica Group S.p.A.	22,023,213
2,005,795	Snam S.p.A.	9,870,239

		91,335,002

	Japan - 18.4%
251,645	Asahi Group Holdings Ltd.	8,433,623
565,365	Asics Corp.	16,247,547
242,860	Daito Trust Construction Co., Ltd.	25,646,786
303,330	Daiwa House Industry Co., Ltd.	7,544,482
310,305	Eisai Co., Ltd.	20,252,024
836,600	Honda Motor Co., Ltd.	28,107,668
505,392	Isuzu Motors Ltd.	6,995,751
350,200	Kansai Electric Power Co., Inc.*	4,748,460
377,500	Kyushu Electric Power Co., Inc.*	5,349,337
306,560	M3, Inc.	7,223,917
930,270	Mitsubishi UFJ Financial Group, Inc.	6,769,654
3,442,000	NEC Corp.	10,993,163
583,000	Nippon Telegraph & Telephone Corp.	22,452,919
343,235	Olympus Corp.	13,133,344
232,220	Ono Pharmaceutical Co., Ltd.	27,977,385
633,620	Seven & I Holdings Co., Ltd.	29,236,080
256,100	Shikoku Electric Power Co., Inc.	4,309,712
327,800	Sumco Corp.	3,272,796
418,300	Sumitomo Mitsui Financial Group, Inc.	18,862,815
617,740	T&D Holdings, Inc.	9,406,782
317,770	Takeda Pharmaceutical Co., Ltd.	15,987,426
274,800	Tokio Marine Holdings, Inc.	11,443,514

		304,395,185

	Luxembourg - 0.1%
12,400	Altice S.A.*	1,566,105

	Mexico - 0.6%
1,173,570	Cemex S.A.B. de C.V. ADR*	9,975,345

	Netherlands - 2.9%
1,453,489	ING Groep N.V.*	24,719,713
976,086	Koninklijke KPN N.V.	3,856,594
199,429	NXP Semiconductors N.V.*	19,342,619

		47,918,926

	South Korea - 1.4%
90,705	Korea Electric Power Corp.	3,921,987
602,418	SK Hynix, Inc.	19,024,593

		22,946,580

	Spain - 1.6%
759,490	Industria de Diseno Textil S.A.	26,041,433

	Sweden - 2.2%
653,162	Assa Abloy AB Class B	13,262,337
297,151	Electrolux AB Series B	8,530,591
384,831	Hennes & Mauritz AB Class B	15,311,383

		37,104,311

	Switzerland - 9.4%
143,024	Adecco S.A.*	11,937,132
100,865	Cie Financiere Richemont S.A.*	8,706,004
466,867	Julius Baer Group Ltd.*	25,826,954
494,865	Novartis AG	51,349,232
85,543	Roche Holding AG	24,715,311
1,467,869	UBS Group AG*	33,747,910

		156,282,543

The Hartford International Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Taiwan - 1.8%
6,791,255	Taiwan Semiconductor Manufacturing Co., Ltd.		$29,677,844

	United Kingdom - 9.7%
573,502	AstraZeneca plc		38,716,308
69,448	Derwent London plc REIT		3,937,019
420,825	Diageo plc		11,796,877
186,824	Hikma Pharmaceuticals plc		6,979,148
784,003	International Consolidated Airlines Group S.A.*		6,529,522
252,516	Schroders plc		12,441,587
2,286,958	Sky plc		40,655,876
1,354,391	Smith & Nephew plc		25,172,235
205,480	Standard Chartered plc		3,141,894
518,105	WPP plc		11,903,878

			161,274,344

	Total Common Stocks (cost $1,483,424,802)		1,588,336,419

Exchange Traded Funds - 0.7%
	Other Investment Pools & Funds - 0.7%
289,510	iShares MSCI ACWI ex US ETF		12,761,601

	Total Exchange Traded Funds (cost $12,781,087)		12,761,601

	Total Long-Term Investments (cost $1,496,205,889)		1,601,098,020

Short-Term Investments - 5.1%
	Other Investment Pools & Funds - 5.1%
84,211,657	Fidelity Money Market Class 1		84,211,657

	Total Short-Term Investments (cost $84,211,657)		84,211,657

	Total Investments (cost $1,580,417,546)^	101.6%	$1,685,309,677
	Other Assets and Liabilities	(1.6)%	(27,142,899)

	Total Net Assets	100.0%	$1,658,166,778

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$146,769,922
Unrealized Depreciation	(41,877,791)

Net Unrealized Appreciation	$104,892,131

*	Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Hartford International Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
0.7%
Consumer Discretionary	13.7
Consumer Staples	7.2
Energy	3.0
Financials	28.1
Health Care	16.2
Industrials	9.4
Information Technology	8.6
Materials	3.4
Telecommunication Services	3.2
Utilities	3.0

Total	96.5%

Short-Term Investments	5.1
Other Assets & Liabilities	(1.6)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities

as of July 31, 2015 (Unaudited)

Description	Percentage of Net Assets
Brazilian Real	0.2%
British Pound	11.0
Canadian Dollar	3.4
Danish Krone	0.3
Euro	31.3
Hong Kong Dollar	5.4
Indian Rupee	5.6
Japanese Yen	18.4
South Korea Won	1.4
Swedish Krona	2.2
Swiss Franc	9.4
Taiwanese Dollar	1.8
United States Dollar	11.2
Other Assets & Liabilities	(1.6)

Total	100.0%

The Hartford International Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Belgium	$44,074,278	$—	$44,074,278	$—
Brazil	8,704,909	8,704,909	—	—
Canada	57,171,333	57,171,333	—	—
China	125,323,343	47,797,108	77,526,235	—
Denmark	4,198,979	—	4,198,979	—
Finland	7,312,535	—	7,312,535	—
France	222,739,787	—	222,739,787	—
Germany	97,530,620	—	97,530,620	—
Hong Kong	11,485,321	—	11,485,321	—
India	99,781,465	35,395,617	64,385,848	—
Ireland	21,496,231	—	21,496,231	—
Italy	91,335,002	10,592,586	80,742,416	—
Japan	304,395,185	—	304,395,185	—
Luxembourg	1,566,105	1,566,105	—	—
Mexico	9,975,345	9,975,345	—	—
Netherlands	47,918,926	19,342,619	28,576,307	—
South Korea	22,946,580	—	22,946,580	—
Spain	26,041,433	—	26,041,433	—
Sweden	37,104,311	—	37,104,311	—
Switzerland	156,282,543	—	156,282,543	—
Taiwan	29,677,844	—	29,677,844	—
United Kingdom	161,274,344	—	161,274,344	—
Exchange Traded Funds	12,761,601	12,761,601	—	—
Short-Term Investments	84,211,657	84,211,657	—	—

Total	$1,685,309,677	$287,518,880	$1,397,790,797	$—

(1) For the period ended July 31, 2015, investments valued at $7,517,420.36 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.1%
	Australia - 4.5%
599,786	Karoon Gas Australia Ltd.*	$1,023,616
407,730	Nufarm Ltd.	2,296,350
836,238	oOh!media Ltd.*	1,589,245
552,996	SAI Global Ltd.	1,810,897
2,470,488	Spotless Group Holdings Ltd.	3,526,164
353,391	Super Retail Group Ltd.	2,378,410
966,031	Tox Free Solutions Ltd.	2,047,748

		14,672,430

	Austria - 1.9%
50,964	Andritz AG	2,842,432
68,281	Buwog AG*	1,376,549
50,835	CA Immobilien Anlagen AG*	912,813
21,730	Schoeller-Bleckmann Oilfield Equipment AG	1,228,990

		6,360,784

	Belgium - 2.1%
15,096	Ackermans & van Haaren N.V.	2,308,426
18,493	Cie d'Entreprises CFE	2,467,724
60,347	D'ieteren S.A.	2,206,332

		6,982,482

	Brazil - 0.1%
415,800	Magazine Luiza S.A.	437,179

	China - 1.2%
3,454,000	Daphne International Holdings Ltd.	685,622
75,476	WuXi PharmaTech Cayman, Inc. ADR*	3,132,254

		3,817,876

	Denmark - 1.7%
66,535	DSV A/S	2,277,457
142,190	H. Lundbeck A/S*	3,363,185

		5,640,642

	France - 5.1%
132,747	Air France-KLM*	949,628
158,745	Coface S.A.*	1,562,317
41,043	Eurazeo S.A.	2,667,197
17,357	ID Logistics Group*	1,920,531
54,113	Imerys S.A.	4,076,895
52,253	Vallourec S.A.	855,118
11,552	Virbac S.A.	2,740,390
15,367	Wendel S.A.	2,046,095

		16,818,171

	Germany - 2.8%
51,312	ElringKlinger AG	1,235,859
18,723	GRENKELEASING AG	2,798,562
16,320	LEG Immobilien AG*	1,187,650
104,619	SAF-Holland S.A.	1,585,435
39,760	STRATEC Biomedical AG	2,213,889

		9,021,395

	Indonesia - 0.2%
8,822,200	Gajah Tunggal Tbk PT	488,981

	Italy - 9.6%
323,006	Anima Holding S.p.A.(1)	3,309,980
288,855	Autogrill S.p.A.*	2,608,169
46,179	Banca Generali S.p.A.	1,519,455
2,822,662	Beni Stabili S.p.A. SIIQ REIT	2,226,456
151,581	Brunello Cucinelli S.p.A.	2,856,693
289,136	Cerved Information Solutions S.p.A.*	2,330,771
62,875	DiaSorin S.p.A.	2,888,020
1,195,856	Immobiliare Grande Distribuzione SIIQ S.p.A. REIT	1,111,094
404,135	Infrastrutture Wireless Italiane S.p.A.*(1)	1,940,475

The Hartford International Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

209,468	Moncler S.p.A.	$4,255,895
464,454	OVS S.p.A.*(1)	3,078,374
102,727	Salvatore Ferragamo S.p.A.	3,248,800

		31,374,182

	Japan - 34.1%
105,400	Asahi Intecc Co., Ltd.	3,521,801
77,400	CyberAgent, Inc.	3,329,002
59,600	Daikyonishikawa Corp.	2,342,808
176,000	Denyo Co., Ltd.	2,649,310
220,600	DMG Mori Co., Ltd.	3,397,518
342,300	Ferrotec Corp.	2,373,884
123,500	H2O Retailing Corp.	2,577,429
74,700	Hitachi Transport System Ltd.	1,346,560
45,300	Hoshizaki Electric Co., Ltd.	2,700,155
68,100	IBJ Leasing Co., Ltd.	1,601,313
795,000	IHI Corp.	3,159,502
160,500	Iida Group Holdings Co., Ltd.	2,817,176
63,200	Jamco Corp.	1,911,434
315,600	kabu.com Securities Co., Ltd.	1,073,853
350,000	Kawasaki Heavy Industries Ltd.	1,534,034
442,500	Kenedix, Inc.	1,729,470
1,811,000	Kobe Steel Ltd.	2,801,251
88,000	Kyudenko Corp.	1,544,429
400,600	Leopalace21 Corp.*	2,190,628
99,100	Message Co., Ltd.	2,921,033
239,000	Mitsubishi Gas Chemical Co., Inc.	1,325,810
652,000	Mitsubishi Materials Corp.	2,360,283
708,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,798,409
103,300	Miura Co., Ltd.	1,122,652
116,000	Nippon Shinyaku Co., Ltd.	3,868,800
279,000	Nippon Shokubai Co., Ltd.	4,120,446
186,600	NTT Urban Development Corp.	1,834,002
321,000	Sanwa Holdings Corp.	2,431,832
96,000	SCSK Corp.	3,435,257
130,000	Shimadzu Corp.	1,935,212
2,127,000	Shinsei Bank Ltd.	4,646,972
1,512,000	Showa Denko KK	1,863,864
507,000	Taiheiyo Cement Corp.	1,671,593
101,600	TechnoPro Holdings, Inc.	2,731,354
887,000	Teijin Ltd.	3,237,264
59,100	Temp Holdings Co., Ltd.	2,441,145
97,500	Tenma Corp.	1,588,545
307,900	Tokyo Steel Manufacturing Co., Ltd.	2,109,906
79,942	Tokyo TY Financial Group, Inc.	2,538,431
42,000	Tsuruha Holdings, Inc.	3,687,217
67,600	Welcia Holdings Co., Ltd.	3,456,016
65,100	Yamato Kogyo Co., Ltd.	1,528,318
136,800	Zenkoku Hosho Co., Ltd.	4,986,741
45,100	Zuiko Corp.	1,676,653

		111,919,312

	Luxembourg - 2.8%
180,268	BRAAS Monier Building Group S.A.	4,985,122
88,739	Grand City Properties S.A.	1,535,446
157,678	O'Key Group SA GDR(1)	423,365
106,649	Reinet Investments SCA	2,346,987

		9,290,920

	Malta - 0.6%
151,649	Brait SE*	1,834,617

	Netherlands - 0.9%
78,917	Constellium N.V. Class A*	875,979
130,720	USG People N.V.	1,995,633

		2,871,612

	Norway - 1.0%
190,173	Kongsberg Gruppen ASA	3,185,561

The Hartford International Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Panama - 0.3%
11,387	Copa Holdings S.A. Class A		$860,060

	South Korea - 2.0%
12,352	CJ O Shopping Co., Ltd.		2,144,667
9,610	Hotel Shilla Co., Ltd.		1,033,537
198,773	Nexen Tire Corp.		2,378,261
23,778	Samsung Securities Co., Ltd.		1,071,296

			6,627,761

	Spain - 0.7%
158,106	Melia Hotels International S.A.		2,276,421

	Sweden - 0.5%
295,029	Bufab Holding AB		1,709,966

	Switzerland - 5.0%
11,297	Dufry AG*		1,566,593
182,699	Gategroup Holding AG*		6,750,438
10,448	Kuoni Reisen Holding AG*		2,900,420
231,127	OC Oerlikon Corp. AG*		2,834,529
7,211	Partners Group Holding AG		2,411,162

			16,463,142

	United Kingdom - 20.0%
437,332	AA plc*		2,491,153
129,508	Abcam plc		1,181,839
860,228	B&M European Value Retail S.A.		4,791,821
30,385	Berkeley Group Holdings plc		1,595,695
246,604	Big Yellow Group plc REIT		2,713,095
173,700	Concentric AB		1,998,517
141,971	Consort Medical plc		2,068,546
301,410	Crest Nicholson Holdings plc		2,570,007
573,527	Elementis plc		2,295,062
57,944	Genus plc		1,303,936
950,123	Hansteen Holdings plc REIT		1,807,220
930,641	Hays plc		2,419,397
97,652	Hikma Pharmaceuticals plc		3,647,967
67,762	James Fisher & Sons plc		1,176,878
141,456	Keller Group plc		2,333,535
93,312	Kennedy Wilson Europe Real Estate plc		1,668,503
150,368	Kier Group plc		3,383,498
419,600	Mears Group plc		2,555,548
149,934	Meggitt plc		1,086,459
280,925	Michael Page International plc		2,401,495
508,849	N Brown Group plc		2,522,441
536,232	Ophir Energy plc*		970,120
638,486	Polypipe Group plc		2,859,162
210,163	Restaurant Group plc		2,211,754
671,779	Saga plc*		2,171,604
149,449	Savills plc		2,283,570
741,368	Tyman plc		3,560,106
374,648	UNITE Group plc		3,691,788

			65,760,716

	Total Common Stocks (cost $303,630,401)		318,414,210

	Total Long-Term Investments (cost $303,630,401)		318,414,210

Short-Term Investments - 2.4%
	Other Investment Pools & Funds - 2.4%
7,961,478	Federated Prime Obligations Fund		7,961,478

	Total Short-Term Investments (cost $7,961,478)		7,961,478

	Total Investments (cost $311,591,879)^	99.5%	$326,375,688
	Other Assets and Liabilities	0.5%	1,764,967

	Total Net Assets	100.0%	$328,140,655

The Hartford International Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$35,679,237
Unrealized Depreciation	(20,895,428)

Net Unrealized Appreciation	$14,783,809

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $8,752,194, which represents 2.7% of total net assets.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford International Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	19.7%
Consumer Staples	2.2
Energy	1.3
Financials	22.3
Health Care	10.1
Industrials	27.2
Information Technology	2.3
Materials	11.4
Telecommunication Services	0.6

Total	97.1%

Short-Term Investments	2.4
Other Assets & Liabilities	0.5

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities

as of July 31, 2015 (Unaudited)

Description	Percentage of Net Assets
Australian Dollar	4.5%
Brazilian Real	0.1
British Pound	19.4
Danish Krone	1.7
Euro	25.5
Hong Kong Dollar	0.2
Indonesian Rupiah	0.2
Japanese Yen	34.1
Norwegian Krone	1.0
South African Rand	0.6
South Korea Won	2.0
Swedish Krona	1.1
Swiss Franc	5.0
United States Dollar	4.1
Other Assets & Liabilities	0.5

Total	100.0%

The Hartford International Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Australia	$14,672,430	$3,636,993	$11,035,437	$—
Austria	6,360,784	912,813	5,447,971	—
Belgium	6,982,482	2,206,332	4,776,150	—
Brazil	437,179	437,179	—	—
China	3,817,876	3,132,254	685,622	—
Denmark	5,640,642	—	5,640,642	—
France	16,818,171	4,660,921	12,157,250	—
Germany	9,021,395	5,012,451	4,008,944	—
Indonesia	488,981	—	488,981	—
Italy	31,374,182	17,092,757	14,281,425	—
Japan	111,919,312	—	111,919,312	—
Luxembourg	9,290,920	6,520,568	2,770,352	—
Malta	1,834,617	1,834,617	—	—
Netherlands	2,871,612	875,979	1,995,633	—
Norway	3,185,561	—	3,185,561	—
Panama	860,060	860,060	—	—
South Korea	6,627,761	—	6,627,761	—
Spain	2,276,421	2,276,421	—	—
Sweden	1,709,966	1,709,966	—	—
Switzerland	16,463,142	2,900,420	13,562,722	—
United Kingdom	65,760,716	31,761,336	33,999,380	—
Short-Term Investments	7,961,478	7,961,478	—	—

Total	$326,375,688	$93,792,545	$232,583,143	$—

(1) For the period ended July 31, 2015, investments valued at $12,582,366.88 were transferred from Level 1 to Level 2, and investments valued at $20,896,567.39 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 93.1%
	Australia - 0.7%
7,134,659	Aquarius Platinum Ltd.*	$690,794
2,068,320	Qantas Airways Ltd.*	5,651,896
10,570,919	Resolute Mining Ltd.*	1,843,633

		8,186,323

	Austria - 0.1%
40,240	Zumtobel Group AG	1,255,098

	Belgium - 2.1%
263,223	Ageas	10,837,653
1,019,195	AGFA-Gevaert N.V.*	3,063,610
276,978	Mobistar S.A.*	5,989,526
157,482	N.V. Bekaert S.A.	4,604,266

		24,495,055

	Brazil - 0.4%
63,930	Petro Rio S.A.*	64,043
708,262	Petroleo Brasileiro S.A. ADR*	4,816,182

		4,880,225

	Canada - 2.1%
406,860	Barrick Gold Corp.	2,877,589
866,900	Centerra Gold, Inc.	4,334,997
1,042,013	Eldorado Gold Corp.	3,584,525
281,920	EnCana Corp.	2,142,665
3,153,700	Ivanhoe Mines Ltd. Class A*	1,712,067
2,117,664	Kinross Gold Corp.*	3,854,148
168,000	Northern Dynasty Minerals Ltd.*	52,667
357,440	Painted Pony Petroleum Ltd.*	1,924,057
886,939	Uranium Participation Corp.*	3,424,737

		23,907,452

	China - 0.5%
11,053,390	Daphne International Holdings Ltd.	2,194,107
631,631	Sinovac Biotech Ltd.*	3,309,747

		5,503,854

	Denmark - 1.2%
229,078	D/S Norden A/S*	5,999,852
347,819	H. Lundbeck A/S*	8,226,878

		14,226,730

	France - 11.2%
101,517	Alten S.A.	5,115,974
216,339	BNP Paribas S.A.	14,072,265
63,813	Cap Gemini S.A.	6,096,145
311,770	Cie de Saint-Gobain	14,770,823
47,907	Devoteam S.A.	1,390,462
524,761	GDF Suez	10,063,597
97,646	GFI Informatique S.A.	675,611
272,051	Metropole Television S.A.	5,500,543
552,668	Orange S.A.	9,091,527
268,706	Peugeot S.A.*	5,375,124
64,344	Renault S.A.	5,923,362
218,860	Societe Generale S.A.	10,746,344
99,135	Sopra Steria Group	9,471,260
124,316	Thales S.A.	8,400,981
400,865	Total S.A.	19,779,864
29,083	Vicat	2,162,914

		128,636,796

	Germany - 4.9%
672,868	Deutsche Lufthansa AG*	9,141,031
442,206	E.ON SE	5,839,896
160,302	Hamburger Hafen und Logistik AG	3,077,367
406,201	Kontron AG*	1,593,953

The Hartford International Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

143,560	METRO AG	$4,519,692
74,267	OSRAM Licht AG	4,218,993
203,240	Rheinmetall AG	11,061,553
221,587	RWE AG	4,614,909
168,265	Salzgitter AG	6,007,147
383,021	Suedzucker AG	6,317,278

		56,391,819

	Greece - 0.7%
6,647,348	Alpha Bank A.E.*(1)(2)	1,841,423
569,379	Hellenic Telecommunications Organization S.A.(1)(2)	4,331,586
5,588,065	Piraeus Bank S.A.*(1)(2)	1,830,830

		8,003,839

	Hong Kong - 1.7%
6,605,250	AMVIG Holdings Ltd.	3,118,457
21,600,000	CST Mining Group Ltd.*	292,717
429,140	Dah Sing Financial Holdings Ltd.	2,801,495
120,265,680	G-Resources Group Ltd.*	3,493,946
9,170,660	Kingboard Laminates Holdings Ltd.	4,030,693
5,996,050	New World Department Store China Ltd.	1,344,746
13,343,000	Pacific Basin Shipping Ltd.	4,589,332

		19,671,386

	Hungary - 0.9%
3,402,051	Magyar Telekom Telecommunications plc*	4,937,629
271,284	OTP Bank plc	5,559,536

		10,497,165

	India - 1.2%
1,715,190	Allahabad Bank*	2,456,717
822,595	Canara Bank	3,545,459
1,733,666	Corp. Bank	1,389,062
6,251,316	Manappuram Finance Ltd.	2,647,600
1,849,495	NTPC Ltd.	3,894,613

		13,933,451

	Indonesia - 0.1%
5,178,900	Harum Energy Tbk PT	381,019
1,799,200	Indo Tambangraya Megah Tbk PT	1,290,014

		1,671,033

	Italy - 2.9%
551,079	Banca Popolare dell-Emilia Romagna Scrl*	4,851,299
491,251	Buzzi Unicem S.p.A.	8,386,380
758,788	Eni S.p.A.	13,279,255
1,093,408	UniCredit S.p.A.	7,250,704

		33,767,638

	Japan - 37.9%
168,480	Adastria Holdings Co., Ltd.	8,141,775
72,480	Aeon Delight Co., Ltd.	2,354,391
236,730	Aichi Steel Corp.	1,036,365
396,260	Aisan Industry Co., Ltd.	3,646,021
37,540	Alpha Systems, Inc.	559,847
208,020	Avex Group Holdings, Inc.	3,494,606
46,500	Benesse Holdings, Inc.	1,254,031
333,880	Canon, Inc.	10,682,530
205,100	Cawachi Ltd.	3,276,443
246,200	Chubu Steel Plate Co., Ltd.	1,037,399
186,560	CMIC Holdings Co., Ltd.	2,521,214
478,750	Dai-ichi Life Insurance Co., Ltd.	9,724,553
296,120	Daiichi Sankyo Co., Ltd.	6,063,697
387,210	Dena Co., Ltd.	7,692,525
242,000	Eighteenth Bank Ltd.	715,557
158,050	Eisai Co., Ltd.	10,315,117
205,060	en-japan, Inc.	4,640,270
214,450	Exedy Corp.	5,300,583
95,910	Fuji Machine Manufacturing Co., Ltd.	912,861

The Hartford International Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

115,220	Fujimi, Inc.	$1,575,592
2,099,830	Fujitsu Ltd.	11,015,605
421,550	Funai Electric Co., Ltd.	4,687,647
123,290	Gendai Agency, Inc.	686,229
888,830	Gree, Inc.	5,227,563
253,430	Hisaka Works Ltd.	2,384,433
234,320	Hitachi Chemical Co., Ltd.	4,143,473
393,780	Honda Motor Co., Ltd.	13,230,023
362,570	Honeys Co., Ltd.	3,019,995
765,350	Hosiden Corp.	4,711,133
565,610	Inpex Corp.	6,145,766
288,200	Itochu Techno-Solutions Corp.	6,728,899
98,100	Japan Digital Laboratory Co., Ltd.	1,435,618
202,630	Japan Petroleum Exploration Co., Ltd.	6,339,294
1,511,900	Japan Steel Works Ltd.	5,606,878
450,480	JSR Corp.	7,496,108
482,160	Keihin Corp.	6,847,602
307,040	Kuroda Electric Co., Ltd.	5,856,982
276,500	Kyoei Steel Ltd.	4,785,040
202,500	Maruichi Steel Tube Ltd.	5,217,491
229,760	Melco Holdings, Inc.	4,014,872
213,000	Mimasu Semiconductor Industry Co., Ltd.	1,904,517
179,100	Miraial Co., Ltd.	1,839,702
2,153,040	Mitsubishi UFJ Financial Group, Inc.	15,667,855
1,543,250	Mitsui Chemicals, Inc.	5,780,269
217,390	Mitsumi Electric Co., Ltd.	1,381,473
6,285,600	Mizuho Financial Group, Inc.	13,705,811
218,270	Moshi Moshi Hotline, Inc.	2,227,920
585,010	NET One Systems Co., Ltd.	3,593,597
187,420	Neturen Co., Ltd.	1,289,241
731,890	Nichicon Corp.	5,347,734
578,600	Nikon Corp.	6,882,266
54,210	Nintendo Co., Ltd.	9,521,467
505,860	Nishimatsuya Chain Co., Ltd.	4,866,352
182,700	Nissin Kogyo Co., Ltd.	2,862,371
71,870	Nitto Denko Corp.	5,439,333
398,020	Oita Bank Ltd.	1,716,429
133,410	Pal Co., Ltd.	4,209,710
2,875,900	Pioneer Corp.*	5,378,881
87,340	Proto Corp.	1,366,420
104,230	Rohm Co., Ltd.	6,026,414
1,062,890	SCREEN Holdings Co., Ltd.	5,585,267
52,520	Shimamura Co., Ltd.	5,418,985
379,550	Shinkawa Ltd.*	2,673,267
929,010	Shinko Electric Industries Co., Ltd.	6,930,772
1,324,580	Sumitomo Bakelite Co., Ltd.	5,541,225
318,530	Sumitomo Mitsui Financial Group, Inc.	14,363,788
502,550	Sumitomo Riko Co., Ltd.	4,052,029
66,500	Suzuken Co., Ltd. / Aichi Japan	2,352,977
882,140	T&D Holdings, Inc.	13,432,996
304,050	Takata Corp.*	3,076,460
300,670	Takeda Pharmaceutical Co., Ltd.	15,127,102
444,570	Tochigi Bank Ltd.	2,465,151
231,630	Tokai Rika Co., Ltd.	5,819,924
293,180	Tokyo Seimitsu Co., Ltd.	5,817,007
731,470	Tokyo Steel Manufacturing Co., Ltd.	5,012,449
1,147,630	Toshiba Machine Co., Ltd.	4,448,617
1,503,000	Toyo Engineering Corp.	3,842,294
328,580	Toyoda Gosei Co., Ltd.	7,260,465
382,410	Toyota Boshoku Corp.	6,935,086
418,580	Ushio, Inc.	5,128,301
271,390	Xebio Co., Ltd.	5,126,634
480,870	Yamanashi Chuo Bank Ltd.	2,202,682
217,160	Yamato Kogyo Co., Ltd.	5,098,151
769,150	Yodogawa Steel Works Ltd.	3,219,688

		436,465,107

The Hartford International Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Netherlands - 3.7%
459,926	Delta Lloyd N.V.	$8,165,168
829,916	ING Groep N.V.*	14,114,510
215,959	Koninklijke Philips N.V.	6,017,960
2,204,369	PostNL N.V.*	9,437,701
301,294	USG People N.V.	4,599,696

		42,335,035

	Norway - 0.8%
101,088	Statoil ASA	1,704,206
1,741,092	Storebrand ASA*	7,012,950

		8,717,156

	Russia - 1.0%
1,170,174	Gazprom OAO ADR	5,379,559
146,900	Lukoil PJSC ADR	6,034,561

		11,414,120

	South Africa - 1.0%
195,208	Anglo American Platinum Ltd.*	4,062,080
980,281	Impala Platinum Holdings Ltd.*	3,518,379
1,756,039	Lonmin plc*	1,427,405
1,655,868	Raubex Group Ltd.	2,408,487

		11,416,351

	South Korea - 1.8%
160,655	KB Financial Group, Inc.	5,047,446
321,131	KT Corp.*	8,390,865
93,387	Shinhan Financial Group Co., Ltd.	3,342,053
281,036	Tongyang Life Insurance	3,655,823

		20,436,187

	Spain - 1.6%
335,677	Almirall S.A.	6,601,442
741,195	Telefonica S.A.	11,368,979

		17,970,421

	Sweden - 0.2%
1,422,644	Qliro Group AB*	2,341,733

	Switzerland - 4.7%
115,951	Adecco S.A.*	9,677,554
112,041	Holcim Ltd.*	7,795,638
113,558	Julius Baer Group Ltd.*	6,281,997
69,684	LafargeHolcim Ltd.*	4,826,013
418,792	Micronas Semiconductor Holding AG*	1,837,605
275,615	Oriflame Holding AG*	4,079,872
834,680	UBS Group AG*	19,190,204

		53,688,883

	Taiwan - 0.3%
5,758,900	Compal Electronics, Inc.	3,882,000

	United Kingdom - 9.4%
553,662	Anglo American plc	6,981,118
294,359	AstraZeneca plc	19,871,759
3,370,932	BP plc	20,764,037
2,423,153	Hays plc	6,299,495
1,408,691	Home Retail Group plc	3,592,410
2,776,642	HSBC Holdings plc	25,079,875
2,209,541	J Sainsbury plc	9,127,094
1,371,648	SIG plc	4,471,788
806,437	Standard Chartered plc	12,330,831

		108,518,407

	Total Common Stocks (cost $1,102,410,827)	1,072,213,264

	Total Long-Term Investments (cost $1,102,410,827)	1,072,213,264

The Hartford International Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

Short-Term Investments - 6.2%
	Other Investment Pools & Funds - 6.2%
71,138,396	Fidelity Money Market Class 1		$71,138,396

	Total Short-Term Investments (cost $71,138,396)		71,138,396

	Total Investments (cost $1,173,549,223)^	99.3%	$1,143,351,660
	Other Assets and Liabilities	0.7%	7,725,635

	Total Net Assets	100.0%	$1,151,077,295

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$74,410,700
Unrealized Depreciation	(104,608,263)

Net Unrealized Depreciation	$(30,197,563)

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost

03/2015	6,647,348	Alpha Bank A.E.	$3,543,982
04/2015	569,379	Hellenic Telecommunications Organization S.A.	4,948,875
03/2015	5,588,065	Piraeus Bank S.A.	4,847,062

			$13,339,919

At July 31, 2015, the aggregate value of these securities were $8,003,839, which represents 0.7% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $8,003,839, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Futures Contracts Outstanding at July 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EAFE (mini MSCI) Index Future	410	09/18/2015	$37,716,122	$38,376,000	$659,878

Total futures contracts					$659,878

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

The Hartford International Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford International Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.2%
Consumer Staples	2.4
Energy	7.9
Financials	21.7
Health Care	6.7
Industrials	12.8
Information Technology	11.9
Materials	11.5
Telecommunication Services	3.8
Utilities	2.2

Total	93.1%

Short-Term Investments	6.2
Other Assets & Liabilities	0.7

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities

as of July 31, 2015 (Unaudited)

Description	Percentage of Net Assets
Australian Dollar	0.6%
British Pound	9.6
Canadian Dollar	1.5
Danish Krone	1.2
Euro	27.6
Hong Kong Dollar	1.9
Hungarian Forint	0.9
Indian Rupee	1.2
Indonesian Rupiah	0.1
Japanese Yen	37.9
Norwegian Krone	0.8
South African Rand	0.9
South Korea Won	1.8
Swedish Krona	0.6
Swiss Franc	3.9
Taiwanese Dollar	0.3
United States Dollar	8.5
Other Assets & Liabilities	0.7

Total	100.0%

The Hartford International Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Australia	$8,186,323	$690,794	$7,495,529	$—
Austria	1,255,098	1,255,098	—	—
Belgium	24,495,055	9,053,136	15,441,919	—
Brazil	4,880,225	4,880,225	—	—
Canada	23,907,452	23,907,452	—	—
China	5,503,854	3,309,747	2,194,107	—
Denmark	14,226,730	—	14,226,730	—
France	128,636,796	6,176,154	122,460,642	—
Germany	56,391,819	1,593,953	54,797,866	—
Greece	8,003,839	—	—	8,003,839
Hong Kong	19,671,386	3,118,457	16,552,929	—
Hungary	10,497,165	4,937,629	5,559,536	—
India	13,933,451	—	13,933,451	—
Indonesia	1,671,033	—	1,671,033	—
Italy	33,767,638	—	33,767,638	—
Japan	436,465,107	—	436,465,107	—
Netherlands	42,335,035	8,165,168	34,169,867	—
Norway	8,717,156	—	8,717,156	—
Russia	11,414,120	2,139,070	9,275,050	—
South Africa	11,416,351	2,408,487	9,007,864	—
South Korea	20,436,187	—	20,436,187	—
Spain	17,970,421	—	17,970,421	—
Sweden	2,341,733	2,341,733	—	—
Switzerland	53,688,883	10,743,490	42,945,393	—
Taiwan	3,882,000	—	3,882,000	—
United Kingdom	108,518,407	3,592,410	104,925,997	—
Short-Term Investments	71,138,396	71,138,396	—	—
Futures Contracts(2)	659,878	659,878	—	—

Total	$1,144,011,538	$160,111,277	$975,896,422	$8,003,839

(1) For the period ended July 31, 2015, investments valued at $7,976,983.01 were transferred from Level 1 to Level 2, and investments valued at $19,579,999.70 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The Hartford International Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Total
Beginning balance	$20,515	$20,515
Purchases	6,110,802	6,110,802
Sales	(105,696)	(105,696)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	(1,263,821)	(1,263,821)
Net change in unrealized appreciation/depreciation	(1,355,466)	(1,355,466)
Transfers into Level 3 (1)	4,597,505	4,597,505
Transfers out of Level 3 (1)	-	-
Ending balance	$8,003,839	$8,003,839

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $(2,392,475).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 111.5%
	Automobiles & Components - 3.0%
12,500	Keihin Corp.	$177,524
16,500	Nissin Kogyo Co., Ltd.	258,507
5,099	Tenneco Automotive, Inc.*	253,981

		690,012

	Banks - 6.1%
261,998	Banca Popolare di Milano Scarl	283,388
108,050	Genworth Mortgage Insurance Australia Ltd.	282,135
6,210	Grupo Financiero Galicia S.A. ADR	116,686
11,300	Hilltop Holdings, Inc.*	237,865
102,673	Israel Discount Bank Ltd. Class A*	207,345
13,570	United Community Banks, Inc.	283,206

		1,410,625

	Capital Goods - 9.6%
174,000	China Lesso Group Holdings Ltd.	136,359
2,740	Esterline Technologies Corp.*	242,928
22,163	Finmeccanica S.p.A.*	319,350
2,420	Lennox International, Inc.	285,729
5,885	OSRAM Licht AG	334,318
6,570	Owens Corning	294,665
3,030	Teledyne Technologies, Inc.*	314,120
16,910	Wienerberger AG	279,335

		2,206,804

	Commercial & Professional Services - 0.7%
10,500	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	152,412

	Consumer Durables & Apparel - 1.8%
64,000	ANTA Sports Products Ltd.	164,052
13,010	Tumi Holdings, Inc.*	250,442

		414,494

	Consumer Services - 6.3%
5,900	Brinker International, Inc.	353,410
5,500	Cheesecake Factory, Inc.	317,570
24,420	Domino's Pizza Group plc	342,266
20,793	Melia Hotels International S.A.	299,379
6,330	New Oriental Education & Technology Group, Inc. ADR*	141,792

		1,454,417

	Diversified Financials - 4.7%
22,696	Coface S.A.*	223,367
15,140	Janus Capital Group, Inc.	247,993
37,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	203,161
5,780	Nelnet, Inc. Class A	227,674
9,890	Solar Capital Ltd.	175,745

		1,077,940

	Energy - 3.4%
352,000	China Suntien Green Energy Corp. Ltd. Class H	62,153
11,020	Ensco plc Class A	182,712
11,930	QEP Resources, Inc.	165,588
9,560	Superior Energy Services, Inc.	162,520
4,560	Western Refining, Inc.	201,369

		774,342

	Food & Staples Retailing - 0.8%
14,100	Raia Drogasil S.A.	179,176

	Food, Beverage & Tobacco - 2.9%
66,002	Greencore Group plc	326,120
15,700	Gruma S.A.B. de C.V. Class B	205,403
35,500	Guinness Anchor Bhd	131,789

		663,312

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Health Care Equipment & Services - 9.1%
11,000	Globus Medical, Inc. Class A*	$308,660
13,010	Kindred Healthcare, Inc.	268,396
5,660	LifePoint Health, Inc.*	468,988
45,691	Netcare Ltd.	145,592
69,272	Spire Healthcare Group plc	418,219
7,410	Surgical Care Affiliates, Inc.*	281,728
7,381	Synergy Health plc	200,562

		2,092,145

	Insurance - 2.9%
4,630	Assurant, Inc.	345,398
13,060	Assured Guaranty Ltd.	319,448

		664,846

	Materials - 6.8%
16,923	Buzzi Unicem S.p.A.	288,901
33,820	Graphic Packaging Holding Co.	510,682
12,080	KapStone Paper & Packaging Corp.	282,672
4,870	Methanex Corp.	219,588
5,489	Vidrala S.A.	269,399

		1,571,242

	Media - 1.1%
16,000	TV Asahi Holdings Corp.	250,637

	Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
1,790	Anacor Pharmaceuticals, Inc.*	267,050
4,110	ICON plc*	332,088

		599,138

	Real Estate - 10.8%
29,401	Big Yellow Group plc REIT	323,465
5,250	Equity LifeStyle Properties, Inc. REIT	303,870
14,269	Grand City Properties S.A.	246,896
41,600	Leopalace21 Corp.*	227,484
38,190	MFA Financial, Inc. REIT	287,571
6,120	Pebblebrook Hotel Trust REIT	249,084
16,170	Redwood Trust, Inc. REIT	250,635
11,210	Starwood Property Trust, Inc. REIT	243,929
36,286	UNITE Group plc	357,563

		2,490,497

	Retailing - 7.7%
18,230	Chico's FAS, Inc.	277,461
86,555	Dick Smith Holdings Ltd.	126,357
11,150	Haverty Furniture Cos., Inc.	247,307
3,350	Hornbach Holding AG (Preference Shares)	274,096
7,200	K's Holdings Corp.	228,920
7,560	Urban Outfitters, Inc.*	246,607
14,722	WH Smith plc	363,034

		1,763,782

	Semiconductors & Semiconductor Equipment - 6.0%
19,240	Entegris, Inc.*	285,041
3,230	First Solar, Inc.*	143,089
2,000	Hermes Microvision, Inc.	99,746
124,000	King Yuan Electronics Co., Ltd.	83,639
7,670	Microsemi Corp.*	252,650
27,310	ON Semiconductor Corp.*	290,032
2,600	Siltronic AG*	93,944
5,060	SunPower Corp.*	136,772

		1,384,913

	Software & Services - 8.8%
12,480	Cadence Design Systems, Inc.*	261,706
9,690	Cardtronics, Inc.*	359,208
16,790	Convergys Corp.	421,597
6,980	Exlservice Holdings, Inc.*	270,614
2,780	Imperva, Inc.*	182,646

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2015 (Unaudited)

14,977	UBISOFT Entertainment*		$290,980
4,240	Verint Systems, Inc.*		246,853

			2,033,604

	Technology Hardware & Equipment - 3.0%
9,900	Alps Electric Co., Ltd.		312,038
11,000	Japan Aviation Electronics Industry Ltd.		244,557
64,000	Sunny Optical Technology Group Co., Ltd.		123,259

			679,854

	Telecommunication Services - 3.1%
107,256	Bezeq The Israeli Telecommunication Corp. Ltd.		197,806
81,840	Vonage Holdings Corp.*		522,958

			720,764

	Transportation - 7.2%
7,886	DSV A/S		269,934
17,200	Hitachi Transport System Ltd.		310,051
9,770	JetBlue Airways Corp.*		224,515
3,580	Landstar System, Inc.		257,867
102,573	Qantas Airways Ltd.*		280,291
13,320	Swift Transportation Co.*		317,282

			1,659,940

	Utilities - 3.1%
1,800	8Point3 Energy Partners L.P.*		28,656
31,100	Cia Energetica de Minas Gerais (Preference Shares)		85,744
7,740	El Paso Electric Co.		281,968
22,100	Tohoku Electric Power Co., Inc.		324,054

			720,422

	Total Common Stocks (cost $24,760,665)		25,655,318

Exchange Traded Funds - 6.4%
	Other Investment Pools & Funds - 6.4%
7,310	iShares MSCI EAFE ETF		473,542
4,020	iShares Russell 2000 ETF		494,299
22,440	WisdomTree India Earnings Fund		496,373

	Total Exchange Traded Funds (cost $1,430,538)		1,464,214

Preferred Stocks - 0.5%
	Materials - 0.5%
25,800	Suzano Papel e Celulose S.A. Class A		126,515

	Total Preferred Stocks (cost $133,764)		126,515

	Total Long-Term Investments (cost $26,324,967)		27,246,047
Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
43,190	Federated Prime Obligations Fund		43,190

	Total Short-Term Investments (cost $43,190)		43,190

	Total Investments (cost $26,368,157)^	118.6%	$27,289,237
	Total Securities Sold Short (proceeds $13,089,749)	(56.1)%	$(12,908,937)
	Other Assets and Liabilities	37.5%	8,625,220

	Total Net Assets	100.0%	$23,005,520

Securities Sold Short - (56.1%)
Common Stocks - (56.1%)
	Automobiles & Components - (1.3%)
(2,800)	Eagle Industry Co., Ltd.		(56,385)
(5,114)	ElringKlinger AG		(123,172)
(39,204)	Piaggio & C S.p.A.		(124,830)

			(304,387)

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Banks - (2.7%)
(191)	Banque Cantonale Vaudoise	$(123,829)
(15,300)	Banregio Grupo Financiero S.A.B. de C.V.	(87,503)
(10,600)	Beneficial Bancorp, Inc.*	(136,316)
(2,157)	Suruga Bank Ltd.	(46,317)
(8,000)	TFS Financial Corp.	(134,880)
(2,066)	Westamerica BanCorp.	(101,193)

		(630,038)

	Capital Goods - (5.0%)
(3,000)	AECOM*	(92,490)
(2,900)	Air Lease Corp.	(102,515)
(281)	Burckhardt Compression Holding AG	(106,139)
(1,497)	CLARCOR, Inc.	(90,074)
(16,033)	Furukawa Co., Ltd.	(31,272)
(5,809)	Kier Group plc	(130,711)
(1,130)	MasTec, Inc.*	(20,826)
(4,076)	Metso Oyj	(112,135)
(11,400)	Miura Co., Ltd.	(123,894)
(2,500)	SHO-BOND Holdings Co., Ltd.	(100,076)
(2,012)	Spirax-Sarco Engineering plc	(104,179)
(35,075)	Sumitomo Mitsui Construction Co., Ltd.	(44,086)
(1,161)	TAL International Group, Inc.	(22,988)
(4,165)	Vallourec S.A.	(68,160)
(412)	Zardoya Otis S.A. Tempo	(4,520)

		(1,154,065)

	Commercial & Professional Services - (0.8%)
(1,861)	Advisory Board Co.*	(111,474)
(1,769)	Mobile Mini, Inc.	(65,683)

		(177,157)

	Consumer Durables & Apparel - (1.7%)
(2,000)	Asics Corp.	(57,476)
(6,080)	Gerry Weber International AG	(149,730)
(1,900)	Meritage Homes Corp.*	(85,690)
(1,400)	Rinnai Corp.	(98,967)

		(391,863)

	Consumer Services - (2.0%)
(5,500)	ClubCorp Holdings, Inc.	(128,260)
(2,100)	Dunkin' Brands Group, Inc.	(113,169)
(6,296)	Greene King plc	(84,889)
(98,000)	Shangri-La Asia Ltd.	(126,334)

		(452,652)

	Diversified Financials - (3.9%)
(2,850)	Artisan Partners Asset Management, Inc. Class A	(136,087)
(23,542)	Brewin Dolphin Holdings plc	(115,576)
(18,354)	Coronation Fund Managers Ltd.	(112,268)
(3,100)	Encore Capital Group, Inc.*	(133,331)
(162,000)	First Pacific Co., Ltd.	(129,811)
(2,300)	Green Dot Corp. Class A*	(47,656)
(3,223)	Greenhill & Co., Inc.	(126,761)
(785)	Wendel S.A.	(104,522)

		(906,012)

	Energy - (0.9%)
(1,400)	AltaGas Ltd.	(38,323)
(5,484)	Lundin Petroleum AB*	(79,507)
(5,736)	Petrofac Ltd.	(78,570)

		(196,400)

	Food & Staples Retailing - (0.6%)
(1,449)	PriceSmart, Inc.	(140,423)

	Food, Beverage & Tobacco - (2.9%)
(4,569)	B&G Foods, Inc.	(134,923)
(8,300)	Darling Ingredients, Inc.*	(106,655)
(4,500)	Maruha Nichiro Corp.	(73,921)

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2015 (Unaudited)

(1,900)	Post Holdings, Inc.*	$(102,106)
(3,378)	Snyder's-Lance, Inc.	(109,853)
(5,873)	Tiger Brands Ltd.	(132,016)

		(659,474)

	Health Care Equipment & Services - (3.2%)
(1,600)	Capital Senior Living Corp.*	(35,664)
(2,575)	Cardiovascular Systems, Inc.*	(76,838)
(3,255)	Fagron	(152,859)
(47,314)	Healthscope Ltd.	(94,508)
(1,200)	HeartWare International, Inc.*	(108,852)
(3,082)	NxStage Medical, Inc.*	(44,011)
(2,900)	Ship Healthcare Holdings, Inc.	(61,459)
(5,064)	Spectranetics Corp.*	(86,594)
(2,652)	Tornier N.V.*	(66,008)

		(726,793)

	Household & Personal Products - (0.6%)
(7,200)	Dr Ci:Labo Co., Ltd.	(131,933)

	Insurance - (2.9%)
(3,967)	Brown & Brown, Inc.	(132,696)
(1,929)	Mercury General Corp.	(108,892)
(900)	ProAssurance Corp.	(43,461)
(2,100)	RLI Corp.	(115,983)
(5,213)	Topdanmark AS*	(144,050)
(3,460)	Vienna Insurance Group AG Wiener Versicherung Gruppe	(119,333)

		(664,415)

	Materials - (3.8%)
(7,000)	Air Water, Inc.	(121,430)
(34,603)	Elementis plc	(138,469)
(1,400)	FP Corp.	(45,151)
(2,300)	HB Fuller Co.	(92,138)
(6,133)	Louisiana-Pacific Corp.*	(90,400)
(50,189)	Nampak Ltd.	(126,342)
(4,100)	Platform Specialty Products Corp.*	(95,407)
(30,347)	PPC Ltd.	(54,000)
(3,000)	Taiyo Holdings Co., Ltd.	(121,336)

		(884,673)

	Real Estate - (5.2%)
(7,900)	American Homes 4 Rent Class A, REIT	(130,745)
(1,302)	Cofinimmo S.A. REIT	(139,872)
(19,960)	Grainger plc	(74,347)
(141)	Invincible Investment Corp. REIT	(75,127)
(13,300)	New York, Inc. REIT	(137,788)
(7,200)	Parkway Properties, Inc. REIT	(129,168)
(1,400)	PS Business Parks, Inc. REIT	(107,786)
(13,300)	Spirit Realty Capital, Inc. REIT	(134,995)
(7,900)	St Joe Co.*	(128,375)
(1,800)	Taubman Centers, Inc. REIT	(134,640)

		(1,192,843)

	Retailing - (2.8%)
(2,200)	Matsuya Co., Ltd.	(41,279)
(2,200)	Mattress Firm Holding Corp.*	(136,070)
(2,053)	Men's Wearhouse, Inc.	(122,194)
(1,700)	Monro Muffler Brake, Inc.	(107,525)
(18,658)	Ocado Group plc*	(115,304)
(3,570)	Yoox S.p.A.*	(120,643)

		(643,015)

	Semiconductors & Semiconductor Equipment - (0.6%)
(39,211)	Imagination Technologies Group plc*	(143,440)

	Software & Services - (5.7%)
(4,430)	AVEVA Group plc	(152,544)
(1,849)	Cornerstone OnDemand, Inc.*	(66,675)
(2,200)	Cvent, Inc.*	(59,224)

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2015 (Unaudited)

(4,000)	GMO internet, Inc.	$(66,769)
(2,848)	HomeAway, Inc.*	(85,554)
(2,197)	Interactive Intelligence Group, Inc.*	(91,088)
(3,092)	Marketo, Inc.*	(94,028)
(2,100)	Pandora Media, Inc.*	(36,792)
(8,571)	RIB Software AG	(156,472)
(2,600)	Solera Holdings, Inc.	(95,134)
(634)	SPS Commerce, Inc.*	(45,743)
(2,387)	Wirecard AG	(94,580)
(2,907)	Xoom Corp.*	(72,239)
(1,618)	Yelp, Inc.*	(42,715)
(700)	Zillow Group, Inc. Class A*	(57,050)
(38,772)	Zynga, Inc. Class A*	(96,154)

		(1,312,761)

	Technology Hardware & Equipment - (2.1%)
(2,000)	Anixter International, Inc.*	(132,420)
(2,890)	Topcon Corp.	(64,819)
(590)	ViaSat, Inc.*	(36,580)
(10,200)	VTech Holdings Ltd.	(127,027)
(1,100)	Zebra Technologies Corp. Class A*	(118,393)

		(479,239)

	Telecommunication Services - (0.5%)
(126,621)	Cable & Wireless Communications plc	(126,516)

	Transportation - (4.2%)
(22,259)	Auckland International Airport Ltd.	(79,451)
(1,700)	Genesee & Wyoming, Inc. Class A*	(121,074)
(13,000)	Keikyu Corp.	(106,934)
(1,700)	Kirby Corp.*	(123,097)
(28,000)	Nankai Electric Railway Co., Ltd.	(140,864)
(441,912)	Pacific Basin Shipping Ltd.	(151,996)
(24,000)	Sotetsu Holdings, Inc.	(141,372)
(2,613)	XPO Logistics, Inc.*	(113,273)

		(978,061)

	Utilities - (2.7%)
(16,616)	Drax Group plc	(77,343)
(3,500)	Dynegy, Inc.*	(91,175)
(1,100)	NRG Yield, Inc. Class A	(21,681)
(2,200)	NRG Yield, Inc. Class C	(42,438)
(8,753)	Pennon Group plc	(111,420)
(3,800)	Portland General Electric Co.	(136,838)
(66,000)	Towngas China Co., Ltd.	(60,255)
(11,300)	TransAlta Corp.	(71,627)

		(612,777)

	Total Common Stocks (Proceeds $(13,089,749))	(12,908,937)

	Total Securities Sold Short (Proceeds $(13,089,749))	(12,908,937)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2015 (Unaudited)

Unrealized Appreciation	$3,176,490
Unrealized Depreciation	(2,074,598)

Net Unrealized Appreciation	$1,101,892

*	Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Long Positions
Equity Securities
Consumer Discretionary	19.9%
Consumer Staples	3.7
Energy	3.4
Financials	30.9
Health Care	11.7
Industrials	17.5
Information Technology	17.8
Materials	7.3
Telecommunication Services	3.1
Utilities	3.1

Total	118.4%

Short-Term Investments	0.2
Securities Sold Short
Equity Securities
Consumer Discretionary	(7.8) %
Consumer Staples	(4.1)
Energy	(0.9)
Financials	(14.7)
Health Care	(3.2)
Industrials	(10.0)
Information Technology	(8.4)
Materials	(3.8)
Telecommunication Services	(0.5)
Utilities	(2.7)

Total	(56.1)

Other Assets & Liabilities	37.5

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Diversification by Country - Long Positions

as of July 31, 2015 (Unaudited)

Country	Percentage of Net Assets
Argentina	0.5%
Australia	2.9
Austria	1.2
Brazil	2.4
Canada	0.9
China	2.7
Denmark	1.2
France	2.3
Germany	3.0
Ireland	2.8
Israel	1.7
Italy	3.9
Japan	11.1
Luxembourg	1.1
Malaysia	0.6
Mexico	0.9
South Africa	0.6
Spain	2.5
Taiwan	0.8

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2015 (Unaudited)

United Kingdom	10.9
United States	64.4
Short-Term Investments	0.2

Total Long Positions	118.6
Securities Sold Short	(56.1)
Other Assets & Liabilities	37.5

Total	100.0%

Diversification by Country - Securities Sold Short as of July 31, 2015 (Unaudited)
Country	Percentage of Net Assets
Australia	(0.4) %
Austria	(0.5)
Belgium	(1.3)
Canada	(0.5)
Denmark	(0.6)
Finland	(0.5)
France	(0.7)
Germany	(2.3)
Hong Kong	(2.6)
Italy	(1.0)
Japan	(7.5)
Mexico	(0.4)
Netherlands	(0.3)
New Zealand	(0.3)
South Africa	(1.9)
Sweden	(0.4)
Switzerland	(1.0)
United Kingdom	(6.3)
United States	(27.6)

Total	(56.1) %

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$690,012	$253,981	$436,031	$—
Banks	1,410,625	637,757	772,868	—
Capital Goods	2,206,804	1,137,442	1,069,362	—
Commercial & Professional Services	152,412	152,412	—	—
Consumer Durables & Apparel	414,494	250,442	164,052	—
Consumer Services	1,454,417	1,454,417	—	—
Diversified Financials	1,077,940	651,412	426,528	—
Energy	774,342	712,189	62,153	—
Food & Staples Retailing	179,176	179,176	—	—
Food, Beverage & Tobacco	663,312	531,523	131,789	—
Health Care Equipment & Services	2,092,145	1,946,553	145,592	—
Insurance	664,846	664,846	—	—
Materials	1,571,242	1,012,942	558,300	—
Media	250,637	—	250,637	—
Pharmaceuticals, Biotechnology & Life Sciences	599,138	599,138	—	—
Real Estate	2,490,497	2,263,013	227,484	—
Retailing	1,763,782	1,045,471	718,311	—
Semiconductors & Semiconductor Equipment	1,384,913	1,201,528	183,385	—
Software & Services	2,033,604	1,742,624	290,980	—
Technology Hardware & Equipment	679,854	—	679,854	—
Telecommunication Services	720,764	522,958	197,806	—
Transportation	1,659,940	799,664	860,276	—
Utilities	720,422	396,368	324,054	—
Exchange Traded Funds	1,464,214	1,464,214	—	—
Preferred Stocks	126,515	126,515	—	—
Short-Term Investments	43,190	43,190	—	—

Total	$27,289,237	$19,789,775	$7,499,462	$—

Liabilities
Securities Sold Short
Automobiles & Components	$(304,387)	$—	$(304,387)	$—
Banks	(630,038)	(459,892)	(170,146)	—
Capital Goods	(1,154,065)	(333,413)	(820,652)	—
Commercial & Professional Services	(177,157)	(177,157)	—	—
Consumer Durables & Apparel	(391,863)	(85,690)	(306,173)	—
Consumer Services	(452,652)	(241,429)	(211,223)	—
Diversified Financials	(906,012)	(443,835)	(462,177)	—
Energy	(196,400)	(38,323)	(158,077)	—
Food & Staples Retailing	(140,423)	(140,423)	—	—
Food, Beverage & Tobacco	(659,474)	(453,537)	(205,937)	—
Health Care Equipment & Services	(726,793)	(570,826)	(155,967)	—
Household & Personal Products	(131,933)	—	(131,933)	—
Insurance	(664,415)	(401,032)	(263,383)	—
Materials	(884,673)	(331,945)	(552,728)	—
Real Estate	(1,192,843)	(903,497)	(289,346)	—
Retailing	(643,015)	(365,789)	(277,226)	—
Semiconductors & Semiconductor Equipment	(143,440)	(143,440)	—	—
Software & Services	(1,312,761)	(994,940)	(317,821)	—
Technology Hardware & Equipment	(479,239)	(287,393)	(191,846)	—
Telecommunication Services	(126,516)	—	(126,516)	—
Transportation	(978,061)	(357,444)	(620,617)	—
Utilities	(612,777)	(363,759)	(249,018)	—

Total	$(12,908,937)	$(7,093,764)	$(5,815,173)	$—

Hartford Long/Short Global Equity Fund
Schedule of Investments July 31, 2015 (Unaudited)

(1) For the period ended July 31, 2015, investments valued at $692,689 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into
Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford MidCap Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.8%
	Automobiles & Components - 1.3%
1,122,685	Harley-Davidson, Inc.	$65,452,536

	Banks - 3.8%
223,197	Cullen/Frost Bankers, Inc.	16,170,623
469,902	East West Bancorp, Inc.	21,032,813
833,638	First Republic Bank	53,177,768
750,006	M&T Bank Corp.	98,363,287

		188,744,491

	Capital Goods - 7.2%
1,815,459	Allison Transmission Holdings, Inc.	52,975,093
505,333	Colfax Corp.*	19,273,401
628,929	IDEX Corp.	47,817,472
856,258	Jacobs Engineering Group, Inc.*	36,065,587
832,898	Lennox International, Inc.	98,340,267
663,484	MSC Industrial Direct Co., Inc. Class A	47,279,870
663,545	PACCAR, Inc.	43,024,258
125,025	Pall Corp.	15,809,411

		360,585,359

	Commercial & Professional Services - 10.1%
760,327	Clean Harbors, Inc.*	37,651,393
1,230,593	Equifax, Inc.	125,680,463
1,114,353	ManpowerGroup, Inc.	100,826,660
2,059,668	Robert Half International, Inc.	113,343,530
988,041	TransUnion*	24,799,829
878,289	TriNet Group, Inc.*	23,608,408
1,515,337	Waste Connections, Inc.	75,963,844

		501,874,127

	Consumer Durables & Apparel - 3.3%
399,003	Harman International Industries, Inc.	42,956,663
64,773	NVR, Inc.*	96,514,361
338,012	Tempur Sealy International, Inc.*	25,536,807

		165,007,831

	Diversified Financials - 4.5%
620,471	Invesco Ltd.	23,950,181
370,468	Moody's Corp.	40,910,781
786,694	MSCI, Inc.	53,621,063
707,383	Northern Trust Corp.	54,107,726
962,076	SEI Investments Co.	51,288,271

		223,878,022

	Energy - 4.6%
251,983	Cimarex Energy Co.	26,236,470
3,060,700	Cobalt International Energy, Inc.*	23,597,997
315,860	Diamondback Energy, Inc.*	21,257,378
628,367	Energen Corp.	34,685,858
695,924	Gulfport Energy Corp.*	22,798,470
1,532,572	Memorial Resource Development Corp.*	23,448,352
1,182,504	Patterson-UTI Energy, Inc.	19,493,578
165,122	Pioneer Natural Resources Co.	20,932,516
1,314,552	QEP Resources, Inc.	18,245,982
505,775	World Fuel Services Corp.	20,559,754

		231,256,355

	Food & Staples Retailing - 0.7%
378,146	PriceSmart, Inc.	36,646,129

	Food, Beverage & Tobacco - 1.9%
621,442	Monster Beverage Corp.*	95,422,419

	Health Care Equipment & Services - 10.5%
1,594,775	Envision Healthcare Holdings, Inc.*	71,445,920
2,036,319	IMS Health Holdings, Inc.*	67,503,975
750,846	MEDNAX, Inc.*	63,551,605

The Hartford MidCap Fund
Schedule of Investments July 31, 2015 (Unaudited)

1,223,817	Patterson Cos., Inc.	$61,386,661
619,929	Sirona Dental Systems, Inc.*	64,336,232
897,581	Team Health Holdings, Inc.*	60,505,935
665,167	Universal Health Services, Inc. Class B	96,602,203
451,380	Varian Medical Systems, Inc.*	38,850,277

		524,182,808

	Insurance - 6.0%
120,498	Alleghany Corp.*	58,577,693
94,315	Fairfax Financial Holdings Ltd.	45,485,524
137,383	Markel Corp.*	122,236,524
51,765	White Mountains Insurance Group Ltd.	36,546,090
671,079	WR Berkley Corp.	37,392,522

		300,238,353

	Materials - 2.8%
486,275	Ball Corp.	32,988,896
557,889	Packaging Corp. of America	39,492,962
117,381	Sherwin-Williams Co.	32,603,747
634,156	Silgan Holdings, Inc.	33,908,321

		138,993,926

	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
353,957	Agios Pharmaceuticals, Inc.*	38,998,982
1,247,584	Alkermes plc*	87,355,832
308,788	Alnylam Pharmaceuticals, Inc.*	39,348,855
349,633	Incyte Corp.*	36,459,729
1,926,828	Ironwood Pharmaceuticals, Inc.*	20,135,353
276,171	Jazz Pharmaceuticals plc*	53,091,113
135,861	Medivation, Inc.*	14,310,239
178,234	Mettler-Toledo International, Inc.*	60,171,798
457,550	Waters Corp.*	61,078,350

		410,950,251

	Retailing - 6.1%
798,513	Advance Auto Parts, Inc.	139,108,950
1,316,227	CarMax, Inc.*	84,909,804
348,316	Tiffany & Co.	33,333,841
583,490	TripAdvisor, Inc.*	46,317,436

		303,670,031

	Semiconductors & Semiconductor Equipment - 0.8%
427,168	First Solar, Inc.*	18,923,542
753,497	SunPower Corp.*	20,367,024

		39,290,566

	Software & Services - 14.7%
1,305,016	Akamai Technologies, Inc.*	100,107,777
427,185	Factset Research Systems, Inc.	70,767,467
5,815,106	Genpact Ltd.*	129,153,504
276,357	Global Payments, Inc.	30,976,856
521,502	Guidewire Software, Inc.*	30,794,693
1,881,787	HomeAway, Inc.*	56,528,881
883,279	Solera Holdings, Inc.	32,319,179
3,002,034	Vantiv, Inc. Class A*	132,089,496
768,191	VeriSign, Inc.*	54,495,470
565,672	WEX, Inc.*	57,721,171
470,242	Zillow Group, Inc. Class A*	38,324,723

		733,279,217

	Technology Hardware & Equipment - 7.5%
1,033,821	Amphenol Corp. Class A	58,317,843
148,262	Arista Networks, Inc.*	12,523,691
1,264,580	CDW Corp. of Delaware	45,436,359
406,157	F5 Networks, Inc.*	54,481,900
402,686	FEI Co.	34,618,916
2,395,185	National Instruments Corp.	69,364,558
1,580,436	Nimble Storage, Inc.*	43,651,642

The Hartford MidCap Fund
Schedule of Investments July 31, 2015 (Unaudited)

2,311,474	Trimble Navigation Ltd.*		$53,395,049

			371,789,958

	Transportation - 3.8%
81,494	AMERCO		29,286,499
852,319	Genesee & Wyoming, Inc. Class A*		60,702,159
688,803	J.B. Hunt Transport Services, Inc.		57,942,108
1,892,853	JetBlue Airways Corp.*		43,497,762

			191,428,528

	Utilities - 1.9%
331,069	Eversource Energy		16,460,751
1,628,323	UGI Corp.		59,498,922
411,015	WEC Energy Group, Inc.		20,139,735

			96,099,408

	Total Common Stocks (cost $3,731,042,298)		4,978,790,315

	Total Long-Term Investments (cost $3,731,042,298)		4,978,790,315

Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.4%
17,710,061	BlackRock Liquidity Funds TempFund Portfolio		17,710,061

	Total Short-Term Investments (cost $17,710,061)		17,710,061

	Total Investments (cost $3,748,752,359)^	100.2%	$4,996,500,376
	Other Assets and Liabilities	(0.2)%	(8,571,759)

	Total Net Assets	100.0%	$4,987,928,617

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,430,021,953
Unrealized Depreciation	(182,273,936)

Net Unrealized Appreciation	$1,247,748,017

*	Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

The Hartford MidCap Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.7%
Consumer Staples	2.6
Energy	4.6
Financials	14.3
Health Care	18.8
Industrials	21.1
Information Technology	23.0
Materials	2.8
Utilities	1.9

Total	99.8%

Short-Term Investments	0.4
Other Assets & Liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The Hartford MidCap Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$65,452,536	$65,452,536	$—	$—
Banks	188,744,491	188,744,491	—	—
Capital Goods	360,585,359	360,585,359	—	—
Commercial & Professional Services	501,874,127	501,874,127	—	—
Consumer Durables & Apparel	165,007,831	165,007,831	—	—
Diversified Financials	223,878,022	223,878,022	—	—
Energy	231,256,355	231,256,355	—	—
Food & Staples Retailing	36,646,129	36,646,129	—	—
Food, Beverage & Tobacco	95,422,419	95,422,419	—	—
Health Care Equipment & Services	524,182,808	524,182,808	—	—
Insurance	300,238,353	300,238,353	—	—
Materials	138,993,926	138,993,926	—	—
Pharmaceuticals, Biotechnology & Life Sciences	410,950,251	410,950,251	—	—
Retailing	303,670,031	303,670,031	—	—
Semiconductors & Semiconductor Equipment	39,290,566	39,290,566	—	—
Software & Services	733,279,217	733,279,217	—	—
Technology Hardware & Equipment	371,789,958	371,789,958	—	—
Transportation	191,428,528	191,428,528	—	—
Utilities	96,099,408	96,099,408	—	—
Short-Term Investments	17,710,061	17,710,061	—	—

Total	$4,996,500,376	$4,996,500,376	$—	$—

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford MidCap Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.4%
	Automobiles & Components - 0.5%
87,000	Goodyear Tire & Rubber Co.	$2,621,310

	Banks - 10.4%
240,328	BankUnited, Inc.	8,776,779
133,000	CIT Group, Inc.	6,256,320
196,600	Comerica, Inc.	9,324,738
121,200	EverBank Financial Corp.	2,416,728
125,100	IBERIABANK Corp.	8,075,205
74,400	South State Corp.	5,782,368
365,000	Zions Bancorporation	11,384,350

		52,016,488

	Capital Goods - 13.8%
254,225	Barnes Group, Inc.	9,896,979
74,700	Curtiss-Wright Corp.	5,032,539
73,625	Esterline Technologies Corp.*	6,527,593
153,600	Generac Holdings, Inc.*	5,386,752
81,200	Hubbell, Inc. Class B	8,478,092
119,400	Moog, Inc. Class A*	7,983,084
99,321	Orbital ATK, Inc.	7,046,825
248,919	Rexel S.A.	3,920,144
420,100	Sanwa Holdings Corp.	3,182,594
117,500	Sensata Technologies Holding N.V.*	6,030,100
90,200	WESCO International, Inc.*	5,534,672

		69,019,374

	Consumer Durables & Apparel - 9.4%
174,800	D.R. Horton, Inc.	5,189,812
25,202,000	Global Brands Group Holding Ltd.*	5,584,842
171,100	Lennar Corp. Class A	9,075,144
270,606	Newell Rubbermaid, Inc.	11,711,828
412,900	Performance Sports Group Ltd.*	6,779,818
587,400	Samsonite International S.A.	1,917,008
168,700	Toll Brothers, Inc.*	6,565,804

		46,824,256

	Consumer Services - 2.1%
164,500	Norwegian Cruise Line Holdings Ltd.*	10,268,090

	Diversified Financials - 1.8%
74,500	LPL Financial Holdings, Inc.	3,512,675
77,900	MSCI, Inc.	5,309,664
182,200	Solar Cayman Ltd.*(1)(2)(3)	12,754

		8,835,093

	Energy - 5.6%
424,646	Cobalt International Energy, Inc.*	3,274,020
139,300	Diamondback Energy, Inc.*	9,374,890
50,960	Energen Corp.	2,812,992
86,000	HollyFrontier Corp.	4,150,360
163,400	Newfield Exploration Co.*	5,357,886
153,700	QEP Resources, Inc.	2,133,356
331,700	Trican Well Service Ltd.	712,679

		27,816,183

	Food, Beverage & Tobacco - 2.1%
56,004	Ebro Foods S.A.	1,117,035
86,900	Ingredion, Inc.	7,664,580
388,421	Treasury Wine Estates Ltd.	1,632,179

		10,413,794

	Health Care Equipment & Services - 1.7%
262,678	Brookdale Senior Living, Inc.*	8,702,522

	Insurance - 9.1%
106,200	Argo Group International Holdings Ltd.	5,987,556
238,500	CNO Financial Group, Inc.	4,254,840

The Hartford MidCap Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

75,800	Hanover Insurance Group, Inc.	$6,128,430
110,842	Reinsurance Group of America, Inc.	10,698,470
296,877	Unum Group	10,640,071
212,100	XL Group plc	8,064,042

		45,773,409

	Materials - 8.4%
106,400	Bemis Co., Inc.	4,742,248
143,800	Cabot Corp.	5,058,884
96,000	Celanese Corp. Series A	6,328,320
202,100	Huntsman Corp.	3,839,900
471,400	Louisiana-Pacific Corp.*	6,948,436
226,084	Methanex Corp.	10,194,128
39,200	Packaging Corp. of America	2,774,968
36,600	Reliance Steel & Aluminum Co.	2,217,960

		42,104,844

	Media - 2.2%
35,800	AMC Entertainment Holdings, Inc. Class A	1,154,550
279,100	Interpublic Group of Cos., Inc.	5,944,830
174,800	Quebecor, Inc. Class B	4,133,933

		11,233,313

	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
445,605	Almirall S.A.	8,763,292
78,700	Ono Pharmaceutical Co., Ltd.	9,481,613
29,320	UCB S.A.	2,268,692
90,600	WuXi PharmaTech Cayman, Inc. ADR*	3,759,900

		24,273,497

	Real Estate - 8.7%
152,100	American Assets Trust, Inc. REIT	6,330,402
243,100	Blackstone Mortgage Trust, Inc. Class A REIT	7,091,227
156,000	Equity LifeStyle Properties, Inc. REIT	9,029,280
114,300	Extra Space Storage, Inc. REIT	8,403,336
290,900	Forest City Enterprises, Inc. Class A*	6,792,515
50,200	SL Green Realty Corp. REIT	5,780,028

		43,426,788

	Retailing - 1.4%
222,900	DSW, Inc. Class A	7,248,708

	Semiconductors & Semiconductor Equipment - 3.7%
293,900	Microsemi Corp.*	9,681,066
91,075	Qorvo, Inc.*	5,277,796
47,067	Synaptics, Inc.*	3,736,179

		18,695,041

	Software & Services - 3.5%
206,300	Booz Allen Hamilton Holding Corp.	5,720,699
31,800	Check Point Software Technologies Ltd. ADR*	2,568,486
161,552	Verint Systems, Inc.*	9,405,557

		17,694,742

	Technology Hardware & Equipment - 3.6%
256,700	ARRIS Group, Inc.*	7,937,164
175,471	Arrow Electronics, Inc.*	10,203,639

		18,140,803

	Utilities - 5.5%
71,700	Alliant Energy Corp.	4,410,267
167,400	Great Plains Energy, Inc.	4,370,814
183,600	Portland General Electric Co.	6,611,436
228,202	UGI Corp.	8,338,501
94,700	Westar Energy, Inc.	3,565,455

		27,296,473

	Total Common Stocks (cost $414,117,884)	492,404,728

The Hartford MidCap Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Total Long-Term Investments (cost $414,117,884)		492,404,728

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.8%
9,077,111	Federated Prime Obligations Fund		$9,077,111

	Total Short-Term Investments (cost $9,077,111)		9,077,111

	Total Investments (cost $423,194,995)^	100.2%	$501,481,839
	Other Assets and Liabilities	(0.2)%	(820,396)

	Total Net Assets	100.0%	$500,661,443

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$96,280,177
Unrealized Depreciation	(17,993,333)

Net Unrealized Appreciation	$78,286,844

*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of this security was $12,754, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2015, the aggregate value of this security was $12,754, which represents 0.0% of total net assets.
(3)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2007	182,200	Solar Cayman Ltd.	$53,400

At July 31, 2015, the aggregate value of these securities were $12,754, which represents 0.0% of total net assets.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford MidCap Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.6%
Consumer Staples	2.1
Energy	5.6
Financials	30.0
Health Care	6.6
Industrials	13.8
Information Technology	10.8
Materials	8.4
Utilities	5.5

Total	98.4%

Short-Term Investments	1.8
Other Assets & Liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The Hartford MidCap Value Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$2,621,310	$2,621,310	$—	$—
Banks	52,016,488	52,016,488	—	—
Capital Goods	69,019,374	61,916,636	7,102,738	—
Consumer Durables & Apparel	46,824,256	41,239,414	5,584,842	—
Consumer Services	10,268,090	10,268,090	—	—
Diversified Financials	8,835,093	8,822,339	—	12,754
Energy	27,816,183	27,816,183	—	—
Food, Beverage & Tobacco	10,413,794	7,664,580	2,749,214	—
Health Care Equipment & Services	8,702,522	8,702,522	—	—
Insurance	45,773,409	45,773,409	—	—
Materials	42,104,844	42,104,844	—	—
Media	11,233,313	11,233,313	—	—
Pharmaceuticals, Biotechnology & Life Sciences	24,273,497	3,759,900	20,513,597	—
Real Estate	43,426,788	43,426,788	—	—
Retailing	7,248,708	7,248,708	—	—
Semiconductors & Semiconductor Equipment	18,695,041	18,695,041	—	—
Software & Services	17,694,742	17,694,742	—	—
Technology Hardware & Equipment	18,140,803	18,140,803	—	—
Utilities	27,296,473	27,296,473	—	—
Short-Term Investments	9,077,111	9,077,111	—	—

Total	$501,481,839	$465,518,694	$35,950,391	$12,754

(1) For the period ended July 31, 2015, investments valued at $5,717,745.23 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Total

Beginning balance	$12,754	$12,754
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	-	-

Ending balance	$12,754	$12,754

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $0.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Moderate Allocation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Alternative Strategy Funds - 14.9%
6,507,085	Hartford Real Total Return Fund*		$65,070,845
3,878,878	The Hartford Global Real Asset Fund		33,009,248

	Total Alternative Strategy Funds (cost $106,031,598)		98,080,093

	Domestic Equity Funds - 24.5%
1,046,540	The Hartford Capital Appreciation Fund		46,026,810
3,289,471	The Hartford Dividend and Growth Fund		85,394,674
867,513	The Hartford MidCap Value Fund		14,331,319
557,903	The Hartford Small Company Fund*		14,711,912

	Total Domestic Equity Funds (cost $134,116,442)		160,464,715

	International/Global Equity Funds - 24.5%
4,400,920	Hartford Emerging Markets Equity Fund		33,667,040
1,825,905	The Hartford International Growth Fund		24,686,235
2,858,463	The Hartford International Opportunities Fund		47,193,223
2,005,976	The Hartford International Small Company Fund		30,089,634
1,598,490	The Hartford International Value Fund		24,744,626

	Total International/Global Equity Funds (cost $160,298,071)		160,380,758

	Taxable Fixed Income Funds - 36.2%
7,910,381	The Hartford Inflation Plus Fund		85,748,526
3,057,511	The Hartford Strategic Income Fund		26,416,896
5,033,774	The Hartford Total Return Bond Fund		52,904,960
6,929,940	The Hartford World Bond Fund		72,417,877

	Total Taxable Fixed Income Funds (cost $249,600,910)		237,488,259

	Total Affiliated Investment Companies (cost $650,047,021)		656,413,825

	Total Long-Term Investments (cost $650,047,021)		656,413,825

	Total Investments (cost $650,047,021)^	100.1%	$656,413,825
	Other Assets and Liabilities	(0.1)%	(620,048)

	Total Net Assets	100.0%	$655,793,777

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$30,161,007
Unrealized Depreciation	(23,794,203)

Net Unrealized Appreciation	$6,366,804

*	Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

Hartford Moderate Allocation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Composition by Investments

as of July 31, 2015 (Unaudited)

Fund Name	Percentage of Net Assets
Hartford Emerging Markets Equity Fund	5.1%
Hartford Real Total Return Fund	9.9
The Hartford Capital Appreciation Fund	7.0
The Hartford Dividend and Growth Fund	13.0
The Hartford Global Real Asset Fund	5.0
The Hartford Inflation Plus Fund	13.1
The Hartford International Growth Fund	3.8
The Hartford International Opportunities Fund	7.2
The Hartford International Small Company Fund	4.6
The Hartford International Value Fund	3.8
The Hartford MidCap Value Fund	2.2
The Hartford Small Company Fund	2.3
The Hartford Strategic Income Fund	4.0
The Hartford Total Return Bond Fund	8.1
The Hartford World Bond Fund	11.0
Other Assets & Liabilities	(0.1)

Total	100.0%

Hartford Moderate Allocation Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Affiliated Investment Companies	$656,413,825	$656,413,825	$—	$—

Total	$656,413,825	$656,413,825	$—	$—

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 10.8%
	Asset-Backed - Finance & Insurance - 0.0%
$ 42,333	Lehman XS Trust 0.45%, 11/25/2035(1)	$29,460

	Asset-Backed - Home Equity - 1.8%
	GSAA Home Equity Trust
1,053,071	0.26%, 12/25/2046(1)	617,518
149,946	0.28%, 12/25/2036(1)	71,220
119,842	0.29%, 03/25/2037(1)	63,832
51,878	0.37%, 11/25/2036(1)	27,932
885,173	0.42%, 04/25/2047(1)	576,740
893,496	0.49%, 03/25/2036(1)	633,303
66,806	0.51%, 04/25/2047(1)	43,874
66,609	5.88%, 09/25/2036	37,888
474,586	5.99%, 06/25/2036(1)	264,288
376,743	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037	212,098
40,000	Soundview Home Loan Trust 0. 44%, 11/25/2036(1)	27,632

		2,576,325

	Commercial Mortgage-Backed Securities - 0.7%
70,000	Citigroup Commercial Mortgage Trust 4.40%, 03/10/2047(1)(2)	59,671
175,000	Community or Commercial Mortgage Trust 4.57%, 10/15/2045(1)(2)	144,597
	GS Mortgage Securities Trust
65,000	3.58%, 06/10/2047(2)	50,425
105,000	3.72%, 01/10/2047(2)	64,581
	JP Morgan Chase Commercial Mortgage Securities Trust
140,000	2.73%, 10/15/2045(1)(2)	93,993
100,000	4.00%, 08/15/2046(1)(2)	91,425
90,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%, 08/15/2045(2)	69,332
90,000	Morgan Stanley Capital I Trust 5.18%, 07/15/2049(1)(2)	80,700
60,000	UBS-Barclays Commercial Mortgage Trust 4.09%, 03/10/2046(1)(2)	52,559
15,000	Wells Fargo Commercial Mortgage Trust 4.11%, 05/15/2048(1)	13,390
	WF-RBS Commercial Mortgage Trust
250,599	3.02%, 11/15/2047(2)	185,989
45,505	5.00%, 04/15/2045(1)(2)	36,454

		943,116

	Whole Loan Collateral CMO - 8.1%
	Adjustable Rate Mortgage Trust
28,664	0.45%, 01/25/2036(1)	23,898
71,481	0.46%, 11/25/2035(1)	65,230
30,536	0.69%, 01/25/2036(1)	26,437
89,936	American Home Mortgage Assets Trust 0.38%, 09/25/2046(1)	65,860
	Banc of America Funding Corp.
7,518	0.38%, 10/20/2036(1)	5,818
665,815	0.42%, 02/20/2047(1)	576,848
384,725	Bear Stearns Adjustable Rate Mortgage Trust 4.82%, 06/25/2047(1)	343,344
	Bear Stearns Alt-A Trust
95,128	0.51%, 08/25/2036(1)	68,583
437,096	0.67%, 02/25/2036(1)	359,382
90,675	0.69%, 01/25/2036(1)	74,794
80,964	0.71%, 11/25/2035(1)	69,249
62,957	2.76%, 09/25/2035(1)	57,846
121,986	Bear Stearns ARM Trust 2.74%, 10/25/2035(1)	121,169

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 134,822	Bear Stearns Mortgage Funding Trust 0.37%, 10/25/2036(1)	$110,821
	CHL Mortgage Pass-Through Trust
667,330	0.53%, 03/25/2035(1)	540,074
40,613	2.48%, 03/20/2036(1)	35,546
133,414	2.48%, 06/20/2035(1)	127,641
533,655	2.48%, 06/20/2035(1)	510,564
	Connecticut Avenue Securities
65,000	2.79%, 05/25/2024(1)	59,087
280,000	3.09%, 07/25/2024(1)	257,339
380,000	3.19%, 07/25/2024(1)	346,688
165,000	5.09%, 11/25/2024(1)	168,158
	Countrywide Alternative Loan Trust
36,932	0.33%, 04/25/2047(1)	30,850
252,558	0.46%, 01/25/2036(1)	224,835
379,376	0.59%, 10/25/2036(1)	272,904
863,372	0.64%, 04/25/2037(1)	554,861
174,916	6.00%, 05/25/2036	150,479
160,483	Countrywide Home Loans, Inc. 5.75%, 08/25/2037	151,918
85,048	Downey S & L Association Mortgage Loan Trust 1.08%, 03/19/2046(1)	64,017
650,148	GSR Mortgage Loan Trust 2.70%, 01/25/2036(1)	587,639
	HarborView Mortgage Loan Trust
88,476	0.43%, 03/19/2036(1)	63,270
455,760	0.89%, 01/19/2035(1)	313,508
	IndyMac Index Mortgage Loan Trust
81,882	0.39%, 10/25/2036(1)	69,968
183,210	0.43%, 07/25/2035(1)	159,096
101,957	0.48%, 01/25/2036(1)	70,009
	JP Morgan Mortgage Trust
288,720	2.35%, 11/25/2035(1)	272,865
234,303	2.64%, 05/25/2036(1)	207,651
64,386	Luminent Mortgage Trust 0.39%, 10/25/2046(1)	54,903
337,806	MASTR Adjustable Rate Mortgages Trust 0.43%, 05/25/2037(1)	221,855
566,849	Morgan Stanley Mortgage Loan Trust 2.70%, 05/25/2036(1)	411,277
158,216	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.02%, 06/25/2036(1)	120,678
314,713	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	287,596
	Residential Accredit Loans, Inc.
350,037	0.41%, 02/25/2046(1)	160,846
548,484	1.39%, 11/25/2037(1)	350,933
	Residential Funding Mortgage Securities, Inc.
121,134	2.85%, 08/25/2035(1)	95,070
517,635	6.00%, 07/25/2037	468,066
218,547	Sequoia Mortgage Trust 0.73%, 01/20/2035(1)	206,898
92,031	Structured Adjustable Rate Mortgage Loan Trust 0.38%, 07/25/2037(1)	66,833
69,886	Structured Asset Mortgage Investments II Trust 0.42%, 02/25/2036(1)	56,096
	WaMu Mortgage Pass-Through Certificates Trust
50,113	0.61%, 06/25/2044(1)	46,415
494,199	0.98%, 12/25/2046(1)	393,841
408,012	1.15%, 07/25/2046(1)	347,221
40,139	2.18%, 11/25/2046(1)	36,140
518,330	4.41%, 08/25/2036(1)	464,582
149,793	Wells Fargo Alternative Loan Trust 2.61%, 12/28/2037(1)	128,827

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 135,112	Wells Fargo Mortgage Backed Securities Trust 2.52%, 10/25/2036(1)	$125,842

		11,252,165

	Whole Loan Collateral PAC - 0.2%
416,868	Countrywide Alternative Loan Trust 0.69%, 12/25/2035(1)	298,646

	Total Asset & Commercial Mortgage Backed Securities (cost $15,619,437)	15,099,712

Corporate Bonds - 21.8%
	Advertising - 0.1%
20,000	Getty Images, Inc. 7.00%, 10/15/2020(2)	8,450
EUR 100,000	TA MFG. Ltd. 3.63%, 04/15/2023(3)	106,641

		115,091

	Auto Manufacturers - 0.1%
	General Motors Co.
$ 25,000	4.88%, 10/02/2023	25,630
95,000	6.25%, 10/02/2043	103,729

		129,359

	Chemicals - 0.2%
	INEOS Group Holdings S.A.
EUR 180,000	5.75%, 02/15/2019(3)	202,643
100,000	6.50%, 08/15/2018(3)	113,175

		315,818

	Coal - 0.0%
$ 105,000	Peabody Energy Corp. 6.50%, 09/15/2020	30,975

	Commercial Banks - 5.6%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 600,000	7.00%, 02/19/2019(1)(3)(4)	672,129
$ 400,000	9.00%, 05/09/2018(1)(3)(4)	434,000
	Banco do Brasil S.A.
200,000	3.88%, 10/10/2022	179,476
221,000	6.25%, 04/15/2024(1)(3)(4)	149,314
	Banco Santander S.A.
EUR 100,000	6.25%, 03/12/2019(1)(3)(4)	110,100
400,000	6.25%, 09/11/2021(1)(3)(4)	434,907
$ 600,000	6.38%, 05/19/2019(1)(3)(4)	593,388
EUR 100,000	Bank of Ireland 10.00%, 07/30/2016(3)	117,513
	Barclays Bank plc
400,000	8.00%, 12/15/2020(1)(4)	479,387
$ 425,000	8.25%, 12/15/2018(1)(4)	454,949
EUR 200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.50%, 06/29/2020(1)(3)(4)	227,338
	Credit Agricole S.A.
275,000	6.50%, 06/23/2021(1)(3)(4)	311,987
$ 200,000	6.63%, 09/23/2019(1)(2)(4)	199,250
325,000	HSBC Holdings plc 5.63%, 01/17/2020(1)(4)	325,000
490,000	ING Groep N.V. 6.00%, 04/16/2020(1)(4)	491,531
	Lloyds Banking Group plc
EUR 325,000	6.38%, 06/27/2020(1)(3)(4)	375,670
GBP 400,000	7.00%, 06/27/2019(1)(3)(4)	637,934
$ 100,000	Royal Bank of Scotland Group plc 7.64%, 09/30/2017(1)(4)	106,750
200,000	Sberbank of Russia Via SB Capital S.A. 5.13%, 10/29/2022(3)	174,000
	Societe Generale S.A.
225,000	6.00%, 01/27/2020(1)(2)(4)	213,188
420,000	8.25%, 11/29/2018(1)(3)(4)	449,400

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 310,000	Standard Chartered plc 6.50%, 04/02/2020(1)(2)(4)	$313,659
200,000	UniCredit S.p.A. 8.00%, 06/03/2024(1)(3)(4)	199,826
100,000	VTB Bank 6.88%, 05/29/2018(3)	102,504

		7,753,200

	Commercial Services - 0.2%
120,000	Quad/Graphics, Inc. 7.00%, 05/01/2022	115,800
20,000	Service Corp. International 7.63%, 10/01/2018	22,775
76,000	Servicemaster Co. 7.00%, 08/15/2020	80,089
40,000	United Rentals North America, Inc. 5.50%, 07/15/2025	38,250

		256,914

	Construction Materials - 0.8%
40,000	Associated Materials LLC 9.13%, 11/01/2017	34,000
100,000	Builders FirstSource, Inc. 10.75%, 08/15/2023(2)	103,000
205,000	Building Materials Corp. of America 5.38%, 11/15/2024(2)	205,492
	Cemex S.A.B. de C.V.
EUR 100,000	4.38%, 03/05/2023(3)	106,058
$ 200,000	7.25%, 01/15/2021(2)	213,000
EUR 30,000	HeidelbergCement Finance Luxembourg S.A. 8.50%, 10/31/2019(3)	41,637
100,000	Kerneos Corporate SAS 5.75%, 03/01/2021(3)	113,142
$ 55,000	Norbord, Inc. 6.25%, 04/15/2023(2)	55,825
80,000	Nortek, Inc. 8.50%, 04/15/2021	85,600
200,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	197,750

		1,155,504

	Diversified Financial Services - 0.6%
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.50%, 05/15/2021	203,000
40,000	Intercorp Peru Ltd. 5.88%, 02/12/2025(2)	39,900
	International Lease Finance Corp.
200,000	5.88%, 04/01/2019	214,000
155,000	6.25%, 05/15/2019	168,927
225,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 7.88%, 10/01/2020	221,625

		847,452

	Electric - 0.8%
105,000	DPL, Inc. 7.25%, 10/15/2021	111,956
	Dynegy, Inc.
80,000	5.88%, 06/01/2023	76,600
55,000	7.38%, 11/01/2022(2)	56,898
30,000	7.63%, 11/01/2024(2)	30,975
275,000	Eskom Holdings Ltd. 5.75%, 01/26/2021(2)	267,190
200,000	GenOn Americas Generation LLC 9.13%, 05/01/2031	180,000
50,000	NRG Energy, Inc. 6.25%, 07/15/2022	50,125
250,000	Perusahaan Listrik Negara PT 5.50%, 11/22/2021(3)	264,075

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 170,000	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 11.50%, 10/01/2020(3)(5)	$90,100

		1,127,919

	Engineering & Construction - 0.1%
	Abengoa Finance
EUR 100,000	6.00%, 03/31/2021(3)	82,369
$ 150,000	7.75%, 02/01/2020(2)	118,125

		200,494

	Entertainment - 0.2%
60,000	Cinemark USA, Inc. 4.88%, 06/01/2023	59,025
GBP 100,000	Vougeot Bidco plc 7.88%, 07/15/2020(3)	166,472

		225,497

	Food - 0.0%
$ 21,000	Albertson's Holdings LLC 7.75%, 10/15/2022(2)	22,680

	Food Service - 0.1%
70,000	Aramark Services, Inc. 5.75%, 03/15/2020	73,150

	Forest Products & Paper - 0.2%
30,000	Cascades, Inc. 5.75%, 07/15/2023(2)	29,025
EUR 100,000	Smurfit Kappa Acquisitions 4.13%, 01/30/2020(3)	118,910
$ 160,000	Tembec Industries, Inc. 9.00%, 12/15/2019(2)	129,600

		277,535

	Healthcare-Products - 0.3%
	Alere, Inc.
85,000	6.38%, 07/01/2023(2)	88,400
80,000	6.50%, 06/15/2020	83,200
25,000	7.25%, 07/01/2018	26,225
25,000	Hologic, Inc. 5.25%, 07/15/2022(2)	25,812
250,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(2)	255,625

		479,262

	Healthcare-Services - 1.1%
115,000	Amsurg Corp. 5.63%, 07/15/2022	118,283
	Community Health Systems, Inc.
145,000	5.13%, 08/01/2021	150,438
60,000	6.88%, 02/01/2022	64,200
140,000	7.13%, 07/15/2020	149,100
10,000	Envision Healthcare Corp. 5.13%, 07/01/2022(2)	10,100
85,000	HCA Holdings, Inc. 6.25%, 02/15/2021	93,075
	HCA, Inc.
60,000	5.38%, 02/01/2025	61,350
340,000	6.50%, 02/15/2020	380,163
35,000	7.50%, 11/15/2095	35,000
15,000	inVentiv Health, Inc. 9.00%, 01/15/2018(2)	15,675
100,000	MPH Acquisition Holdings LLC 6.63%, 04/01/2022(2)	103,500
	Tenet Healthcare Corp.
95,000	5.00%, 03/01/2019(2)	95,950
5,000	6.75%, 06/15/2023(2)	5,225
180,000	8.13%, 04/01/2022	201,938

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 85,000	Wellcare Health Plans, Inc. 5.75%, 11/15/2020	$89,250

		1,573,247

	Holding Companies-Diversified - 0.2%
20,000	Argos Merger Sub, Inc. 7.13%, 03/15/2023(2)	21,150
EUR 100,000	CeramTec Group GmbH 8.25%, 08/15/2021(3)	120,236
120,000	Hutchison Whampoa Europe Finance Ltd. 3.75%, 05/10/2018(1)(3)(4)	135,744

		277,130

	Home Builders - 0.4%
$ 60,000	K Hovnanian Enterprises, Inc. 8.00%, 11/01/2019(2)	52,800
	KB Home
195,000	7.00%, 12/15/2021	201,581
80,000	7.50%, 09/15/2022	82,800
160,000	Lennar Corp. 4.75%, 11/15/2022	160,400
55,000	Meritage Homes Corp. 6.00%, 06/01/2025(2)	55,550

		553,131

	Household Products/Wares - 0.1%
185,000	Sun Products Corp. 7.75%, 03/15/2021(2)	167,888

	Insurance - 0.0%
	CNO Financial Group, Inc.
10,000	4.50%, 05/30/2020	10,325
40,000	5.25%, 05/30/2025	41,800

		52,125

	Internet - 0.3%
200,000	Alibaba Group Holding Ltd. 3.60%, 11/28/2024(3)	192,057
	Zayo Group LLC / Zayo Capital, Inc.
180,000	6.00%, 04/01/2023(2)	180,583
30,000	6.38%, 05/15/2025(2)	29,662

		402,302

	Iron/Steel - 0.4%
	AK Steel Corp.
85,000	7.63%, 05/15/2020	60,562
125,000	7.63%, 10/01/2021	88,125
	ArcelorMittal
25,000	6.13%, 06/01/2025	23,812
15,000	7.50%, 03/01/2041	14,288
25,000	7.75%, 10/15/2039	24,125
	Steel Dynamics, Inc.
40,000	5.13%, 10/01/2021	39,900
65,000	5.50%, 10/01/2024	64,350
200,000	United States Steel Corp. 7.38%, 04/01/2020	194,000

		509,162

	IT Services - 0.1%
100,000	SunGard Data Systems, Inc. 6.63%, 11/01/2019	103,354

	Leisure Time - 0.1%
EUR 100,000	Cirsa Funding Luxembourg S.A. 5.88%, 05/15/2023(3)	103,796

	Lodging - 0.1%
100,000	NH Hotel Group S.A. 6.88%, 11/15/2019(2)	121,219

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Machinery - Construction & Mining - 0.0%
	$35,000	Oshkosh Corp. 5.38%, 03/01/2025	$34,563

		Machinery-Diversified - 0.1%
	165,000	Case New Holland Industrial, Inc. 7.88%, 12/01/2017	181,912

		Media - 1.2%
		CCO Holdings LLC
	80,000	5.25%, 09/30/2022	81,000
	70,000	5.75%, 09/01/2023	71,663
	65,000	6.63%, 01/31/2022	68,656
	25,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2023(2)	24,750
	100,000	CCO Safari II LLC 4.91%, 07/23/2025(2)	100,221
		Cequel Communications Holdings I LLC
	15,000	5.13%, 12/15/2021(2)	13,931
	115,000	5.13%, 12/15/2021(2)	106,806
		DISH DBS Corp.
	280,000	6.75%, 06/01/2021	296,100
	25,000	7.88%, 09/01/2019	27,969
	50,000	Gray Television, Inc. 7.50%, 10/01/2020	52,938
	30,000	Harron Communications L.P./Harron Finance Corp. 9.13%, 04/01/2020(2)	32,363
	100,000	Liberty Interactive LLC 8.25%, 02/01/2030	106,000
	40,000	Sirius XM Radio, Inc. 4.25%, 05/15/2020(2)	39,850
		TEGNA, Inc.
	30,000	4.88%, 09/15/2021(2)	30,075
	70,000	5.13%, 10/15/2019	72,975
	5,000	5.50%, 09/15/2024(2)	5,025
	195,000	6.38%, 10/15/2023	206,212
	100,000	Tribune Media Co. 5.88%, 07/15/2022(2)	103,250
EUR	179,588	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.75%, 01/15/2023(3)	213,011

			1,652,795

		Mining - 0.3%
	100,000	Constellium N.V. 4.63%, 05/15/2021(3)	99,391
	$30,000	FMG Resources August 2006 Pty Ltd. 6.88%, 04/01/2022(2)	17,328
		Southern Copper Corp.
	55,000	5.25%, 11/08/2042	46,605
	100,000	5.88%, 04/23/2045	91,602
	200,000	Vedanta Resources plc 8.25%, 06/07/2021(3)	188,500

			443,426

		Office/Business Equipment - 0.2%
		CDW LLC / CDW Finance Corp.
	140,000	5.00%, 09/01/2023	139,037
	20,000	5.50%, 12/01/2024	20,100
	95,000	6.00%, 08/15/2022	99,275

			258,412

		Oil & Gas - 2.4%
		Antero Resources Corp.
	30,000	5.63%, 06/01/2023(2)	28,875
	70,000	6.00%, 12/01/2020	70,875
	55,000	Blue Racer Midstream LLC 6.13%, 11/15/2022(2)	55,963
	85,000	Bonanza Creek Energy, Inc. 6.75%, 04/15/2021	73,525

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Concho Resources, Inc.
	$30,000	5.50%, 10/01/2022	$30,000
	50,000	5.50%, 04/01/2023	50,000
	120,000	Diamondback Energy, Inc. 7.63%, 10/01/2021	127,200
	525,000	Ecopetrol S.A. 5.88%, 05/28/2045	458,052
	45,000	Everest Acquisition LLC 9.38%, 05/01/2020	46,463
		Laredo Petroleum, Inc.
	15,000	5.63%, 01/15/2022	14,438
	95,000	6.25%, 03/15/2023	94,287
	5,000	7.38%, 05/01/2022	5,088
	10,000	Matador Resources Co. 6.88%, 04/15/2023(2)	10,150
	85,000	MEG Energy Corp. 7.00%, 03/31/2024(2)	77,987
		Nexen Energy ULC
	20,000	5.88%, 03/10/2035	22,848
	95,000	6.40%, 05/15/2037	113,992
		Noble Energy, Inc.
	80,000	5.63%, 05/01/2021	84,783
	55,000	5.88%, 06/01/2022	59,007
	100,000	Pacific Rubiales Energy Corp. 7.25%, 12/12/2021(2)	70,500
	180,000	Paragon Offshore plc 6.75%, 07/15/2022(2)	56,700
		Petrobras Global Finance B.V.
	370,000	4.38%, 05/20/2023	310,408
	55,000	5.38%, 01/27/2021	51,203
GBP	100,000	5.38%, 10/01/2029	119,911
	$105,000	6.75%, 01/27/2041	87,412
		Petroleos de Venezuela S.A.
	835,000	5.38%, 04/12/2027(3)	269,329
	120,000	6.00%, 11/15/2026(3)	39,132
	195,000	9.75%, 05/17/2035(3)	78,000
		Petroleos Mexicanos
	496,000	5.50%, 06/27/2044	458,800
MXN	2,500,000	7.47%, 11/12/2026	145,462
	$25,000	Range Resources Corp. 5.00%, 08/15/2022	24,375
	10,000	Rice Energy, Inc. 7.25%, 05/01/2023(2)	9,825
		WPX Energy, Inc.
	90,000	5.25%, 09/15/2024	77,175
	100,000	6.00%, 01/15/2022	93,500

			3,315,265

		Oil & Gas Services - 0.1%
	200,000	Borets Finance Ltd. Co. 7.63%, 09/26/2018(3)	172,160

		Packaging & Containers - 0.2%
EUR	130,000	Ardagh Finance Holdings S.A. 8.38%, 06/15/2019(3)(6)	147,064
	100,000	Ardagh Packaging Finance plc 9.25%, 10/15/2020(3)	115,866

			262,930

		Pharmaceuticals - 0.3%
	$200,000	Endo Finance LLC 6.00%, 02/01/2025(2)	206,000
	36,000	PRA Holdings, Inc. 9.50%, 10/01/2023(2)	39,870
	40,000	Quintiles Transnational Corp. 4.88%, 05/15/2023(2)	40,575
	10,000	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025(2)	10,450

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

EUR	100,000	Valeant Pharmaceuticals International, Inc. 4.50%, 05/15/2023(3)	$108,177

			405,072

		Pipelines - 0.2%
	$5,000	DCP Midstream Operating L.P. 5.60%, 04/01/2044	4,117
	25,000	El Paso Corp. 7.00%, 06/15/2017	27,036
		Energy Transfer Equity L.P.
	55,000	5.50%, 06/01/2027	53,900
	140,000	7.50%, 10/15/2020	156,800

			241,853

		Retail - 0.6%
	120,000	99 Cents Only Stores 11.00%, 12/15/2019	98,400
	60,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	60,750
	75,000	Chinos Intermediate Holdings A, Inc. 7.75%, 05/01/2019(2)(6)	51,187
		Dollar Tree, Inc.
	5,000	5.25%, 03/01/2020(2)	5,275
	135,000	5.75%, 03/01/2023(2)	142,425
EUR	105,000	Dufry Finance SCA 4.50%, 08/01/2023(2)	118,488
	$70,000	Michaels Stores, Inc. 5.88%, 12/15/2020(2)	73,500
GBP	100,000	New Look Secured Issuer plc 6.50%, 07/01/2022(2)	152,651
	$85,000	Party City Holdings, Inc. 8.88%, 08/01/2020	91,375

			794,051

		Savings & Loans - 0.5%
GBP	485,000	Nationwide Building Society 6.88%, 06/20/2019(1)(3)(4)	761,188

		Semiconductors - 0.3%
	$145,000	Entegris, Inc. 6.00%, 04/01/2022(2)	148,625
	195,000	Freescale Semiconductor, Inc. 6.00%, 01/15/2022(2)	203,775
		Sensata Technologies B.V.
	55,000	5.00%, 10/01/2025(2)	53,900
	20,000	5.63%, 11/01/2024(2)	20,625

			426,925

		Software - 1.0%
		Activision Blizzard, Inc.
	132,000	5.63%, 09/15/2021(2)	138,600
	140,000	6.13%, 09/15/2023(2)	150,850
		Audatex North America, Inc.
	130,000	6.00%, 06/15/2021(2)	132,762
	40,000	6.13%, 11/01/2023(2)	39,100
	85,000	Emdeon, Inc. 11.00%, 12/31/2019	92,013
		First Data Corp.
	60,000	6.75%, 11/01/2020(2)	63,450
	235,000	8.25%, 01/15/2021(2)	248,806
	45,000	8.25%, 01/15/2021(3)	47,644
EUR	150,000	IMS Health, Inc. 4.13%, 04/01/2023(3)	159,548
	$205,000	Infor Software Parent LLC 7.13%, 05/01/2021(2)(6)	201,412
	80,000	Infor U.S., Inc. 6.50%, 05/15/2022(2)	81,800
	55,000	MSCI, Inc. 5.25%, 11/15/2024(2)	56,084

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$20,000	SS&C Technologies Holdings, Inc. 5.88%, 07/15/2023(2)	$20,700

			1,432,769

		Telecommunications - 2.3%
	251,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/2029	264,805
EUR	210,000	Altice Financing S.A. 6.50%, 01/15/2022(3)	246,777
MXN	2,150,000	America Movil S.A.B. de C.V. 7.13%, 12/09/2024	131,222
	$200,000	Digicel Group Ltd. 7.13%, 04/01/2022(3)	183,500
	140,000	Intelsat Jackson Holdings S.A. 7.50%, 04/01/2021	139,300
		Level 3 Financing, Inc.
	20,000	5.13%, 05/01/2023(2)	19,450
	70,000	5.38%, 08/15/2022	70,700
	80,000	7.00%, 06/01/2020	84,400
EUR	100,000	Matterhorn Telecom S.A. 3.88%, 05/01/2022(3)	103,109
	100,000	SoftBank Corp. 4.63%, 04/15/2020(3)	118,886
	$90,000	Sprint Communications, Inc. 9.00%, 11/15/2018(2)	100,800
	320,000	Sprint Corp. 7.25%, 09/15/2021	306,000
	176,000	Syniverse Holdings, Inc. 9.13%, 01/15/2019	154,440
		T-Mobile USA, Inc.
	70,000	6.13%, 01/15/2022	73,150
	100,000	6.46%, 04/28/2019	103,125
	70,000	6.63%, 11/15/2020	72,800
	215,000	6.63%, 04/28/2021	227,620
	135,000	UPCB Finance V Ltd. 7.25%, 11/15/2021(2)	145,463
	200,000	VimpelCom Ltd. 5.20%, 02/13/2019(3)	196,000
		Wind Acquisition Finance S.A.
EUR	100,000	4.00%, 07/15/2020(2)	112,159
	$250,000	4.75%, 07/15/2020(2)	255,625
	50,000	Windstream Corp. 7.75%, 10/15/2020	45,781

			3,155,112

		Total Corporate Bonds (cost $32,001,056)	30,412,637

Foreign Government Obligations - 7.7%
		Argentina - 0.2%
		Argentine Republic Government International Bond
	395,000	0.00%, 12/15/2035(1)	32,271
	114,000	8.75%, 06/02/2017(5)	109,155
	150,000	Provincia de Buenos Aires 9.95%, 06/09/2021(2)	148,125

			289,551

		Brazil - 0.6%
		Brazil Letras do Tesouro Nacional
BRL	784,000	13.33%, 10/01/2015	223,844
	756,000	13.56%, 01/01/2016	208,812
	$200,000	Brazil Minas SPE via State of Minas Gerais 5.33%, 02/15/2028(3)	186,000
BRL	610,572	Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2016(7)	176,420

			795,076

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Bulgaria - 0.1%
EUR	125,000	Bulgaria Government International Bond 3.13%, 03/26/2035(3)	$119,778

		Chile - 0.0%
CLP	25,094,650	Bonos de la Tesoreria de la Republica 3.00%, 01/01/2040(7)	45,253

		Colombia - 0.4%
		Colombian TES
COP	396,624,940	3.00%, 03/25/2033(7)	118,161
	283,100,000	5.00%, 11/21/2018	96,823
	591,200,000	7.00%, 05/04/2022	207,464
	270,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(3)	87,426

			509,874

		Costa Rica - 0.1%
CRC	51,950,000	Costa Rica Government International Bond 9.20%, 03/27/2019(2)	101,475

		Dominican Republic - 0.2%
		Dominican Republic International Bond
	$140,000	5.50%, 01/27/2025(2)	140,700
	134,000	5.50%, 01/27/2025(3)	134,670

			275,370

		El Salvador - 0.1%
	142,000	El Salvador Government International Bond 5.88%, 01/30/2025(3)	134,012

		Hungary - 0.2%
	266,000	Hungary Government International Bond 5.38%, 02/21/2023	289,786

		Indonesia - 0.5%
		Indonesia Government International Bond
EUR	100,000	0.00%, 07/30/2025(8)	108,518
	$209,000	6.63%, 02/17/2037(3)	235,386
		Indonesia Treasury Bond
IDR	1,941,000,000	7.88%, 04/15/2019	142,051
	3,413,000,000	8.38%, 03/15/2024	248,516

			734,471

		Jamaica - 0.2%
	$200,000	Jamaica Government International Bond 6.75%, 04/28/2028	200,500

		Kazakhstan - 0.1%
	200,000	Kazakhstan Government International Bond 6.50%, 07/21/2045(2)	198,700

		Malaysia - 0.2%
MYR	1,215,000	Malaysia Government Bond 3.49%, 03/31/2020	315,357

		Mexico - 1.3%
		Bonos de Desarrollo del Gobierno Federal
MXN	8,503,500	3.07%, 05/28/2020(1)	521,956
	7,064,800	3.08%, 12/29/2016(1)	437,500
	5,073,100	Mexican Bonos 7.75%, 11/13/2042	356,399
		Mexico Government International Bond
EUR	100,000	3.00%, 03/06/2045	96,366
	180,000	4.00%, 03/15/2115	173,765
GBP	100,000	5.63%, 03/19/2114	150,465

			1,736,451

		Montenegro - 0.1%
EUR	165,000	Montenegro Government International Bond 3.88%, 03/18/2020(2)	173,002

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Nigeria - 0.1%
NGN	31,985,000	Nigeria Government Bond 12.15%, 07/18/2034	$137,767

		Panama - 0.1%
	$200,000	Panama Government International Bond 4.30%, 04/29/2053	178,000

		Poland - 0.3%
		Poland Government Bond
PLN	1,125,000	0.01%, 07/25/2017	288,003
	520,000	1.79%, 01/25/2024(1)	134,077

			422,080

		Romania - 0.3%
RON	610,000	Romania Government Bond 5.85%, 04/26/2023	173,560
EUR	232,000	Romanian Government International Bond 2.88%, 10/28/2024(3)	260,196

			433,756

		Russia - 0.5%
RUB	12,775,000	Russian Federal Bond - OFZ 7.50%, 02/27/2019	188,112
	$500,000	Russian Foreign Bond - Eurobond 5.00%, 04/29/2020(3)	509,914

			698,026

		South Africa - 0.4%
		South Africa Government Bond
ZAR	4,425,000	7.75%, 02/28/2023	342,205
	3,590,000	8.50%, 01/31/2037	274,197

			616,402

		Turkey - 0.9%
TRY	1,468,000	Turkey Government Bond 9.00%, 01/27/2016	527,104
		Turkey Government International Bond
	$200,000	4.88%, 04/16/2043	180,000
	200,000	5.75%, 03/22/2024	214,857
	146,000	7.00%, 03/11/2019	163,564
	85,000	7.38%, 02/05/2025	101,150

			1,186,675

		Uruguay - 0.7%
		Uruguay Government International Bond
UYU	9,222,288	3.70%, 06/26/2037(7)	252,741
	$70,000	4.13%, 11/20/2045	60,200
UYU	16,837,911	4.25%, 04/05/2027(7)	537,791
	3,911,780	4.38%, 12/15/2028(7)	125,095

			975,827

		Zambia - 0.1%
	$200,000	Zambia Government International Bond 5.38%, 09/20/2022(3)	168,876

		Total Foreign Government Obligations (cost $11,667,650)	10,736,065

Municipal Bonds - 0.3%
		General - 0.3%
		Puerto Rico Commonwealth Gov't Employees Retirement System
	905,000	6.15%, 07/01/2038	280,550
	300,000	6.20%, 07/01/2039	93,000
	120,000	6.55%, 07/01/2058	37,200

		Total Municipal Bonds (cost $672,903)	410,750

Senior Floating Rate Interests - 24.5%(9)
		Advertising - 0.2%
	282,157	Acosta Holdco, Inc. 4.25%, 09/26/2021	281,686

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Auto Manufacturers - 0.6%
$ 814,396	Chrysler Group LLC 3.50%, 05/24/2017	$813,834

	Beverages - 0.2%
265,000	Charger OpCo B.V. 4.25%, 07/23/2021	265,443

	Biotechnology - 0.3%
394,937	PQ Corp. 4.00%, 08/07/2017	394,084

	Chemicals - 0.9%
255,000	Chemours Co. 3.75%, 05/12/2022	244,672
327,762	Ineos U.S. Finance LLC 3.75%, 05/04/2018	327,352
296,193	Nexeo Solutions LLC 5.00%, 09/08/2017	292,307
223,313	Solenis International L.P. Co. 4.25%, 07/31/2021	221,986
170,000	Univar, Inc. 4.25%, 07/01/2022	170,150

		1,256,467

	Coal - 0.4%
375,000	American Energy - Marcellus LLC 5.25%, 08/04/2020	263,906
517,706	Arch Coal, Inc. 6.25%, 05/16/2018	293,224

		557,130

	Commercial Services - 1.3%
722,682	Brickman Group Ltd. 4.00%, 12/18/2020	720,246
504,900	Interactive Data Corp. 4.75%, 05/02/2021	506,687
216,061	ON Assignment, Inc. 3.75%, 05/19/2022	216,398
345,616	ServiceMaster Co. 4.25%, 07/01/2021	346,000

		1,789,331

	Diversified Financial Services - 0.6%
345,000	Delos Finance S.a.r.l. 3.50%, 03/06/2021	345,162
158,800	Ipreo Holdings LLC 4.00%, 08/06/2021	157,145
410,000	Samson Investment Co. 5.00%, 09/25/2018	118,490
196,499	Walter Investment Management Corp. 4.75%, 12/19/2020	187,820

		808,617

	Electric - 1.0%
315,000	Energy Future Intermediate Holding Co. LLC 4.25%, 06/19/2016	316,443
188,348	LA Frontera Generation LLC 4.50%, 09/30/2020	185,523
918,346	Seadrill Partners Finco LLC 4.00%, 02/21/2021	685,316
253,960	TXU Energy 3.75%, 05/05/2016	254,785

		1,442,067

	Electronics - 0.5%
568,243	CDW LLC 3.25%, 04/29/2020	565,874

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 152,398	Ceridian LLC 4.50%, 09/15/2020	$151,521

		717,395

	Entertainment - 0.1%
179,100	Scientific Games Corp. 6.00%, 10/01/2021	179,721

	Environmental Control - 0.2%
326,820	US Ecology, Inc. 3.75%, 06/17/2021	327,470

	Food - 1.4%
438,900	Albertson's Holdings LLC 5.50%, 08/25/2021	440,072
324,294	Dole Food Co., Inc. 4.50%, 11/01/2018	324,861
100,000	Hostess Brands LLC 0.00%, 07/17/2022(8)	100,208
317,361	Roundy's Supermarkets, Inc. 5.75%, 03/03/2021	295,146
740,554	U.S. Foods, Inc. 4.50%, 03/31/2019	742,094

		1,902,381

	Healthcare-Products - 0.1%
105,000	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	105,000

	Healthcare-Services - 2.1%
608,850	Amsurg Corp. 3.75%, 07/16/2021	609,526
460,280	Catalent Pharma Solutions, Inc. 4.25%, 05/20/2021	462,006
150,000	Community Health Systems, Inc. 4.00%, 01/27/2021	150,562
158,800	Healogics, Inc. 5.25%, 07/01/2021	158,702
385,099	IMS Health, Inc. 3.50%, 03/17/2021	383,774
595,155	MPH Acquisition Holdings LLC 3.75%, 03/31/2021	590,162
206,766	Opal Acquisition, Inc. 5.00%, 11/27/2020	203,537
237,600	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	235,744
144,275	Surgery Center Holdings, Inc. 5.25%, 11/03/2020	144,636

		2,938,649

	Insurance - 0.8%
	Asurion LLC
400,000	0.00%, 03/03/2021(8)	402,000
246,852	4.25%, 07/08/2020	246,003
459,188	Sedgwick Claims Management Services, Inc. 3.75%, 03/01/2021	454,595

		1,102,598

	Internet - 0.3%
399,638	Lands' End, Inc. 4.25%, 04/04/2021	383,153

	Leisure Time - 1.3%
288,192	Aristocrat Leisure Ltd. 4.75%, 10/20/2021	289,714
	Delta 2 (LUX) S.a.r.l.
1,311,781	4.75%, 07/30/2021	1,308,777
200,000	7.75%, 07/31/2022	199,500

		1,797,991

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Lodging - 0.1%
$ 186,422	Hilton Worldwide Finance LLC 3.50%, 10/26/2020	$186,605

	Machinery-Construction & Mining - 0.5%
	American Rock Salt Holdings LLC
485,100	4.75%, 05/20/2021	484,130
124,685	4.75%, 05/20/2021	125,308
104,130	Neff Rental LLC 7.25%, 06/09/2021	102,829

		712,267

	Machinery-Diversified - 0.8%
402,825	Gardner Denver, Inc. 4.25%, 07/30/2020	388,223
779,113	Gates Global, Inc. 4.25%, 07/05/2021	774,609

		1,162,832

	Media - 0.6%
545,875	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	542,633
260,000	Charter Communications Operating LLC 0.00%, 01/20/2023(8)	260,569

		803,202

	Mining - 0.2%
293,719	FMG Resources August 2006 Pty Ltd. 3.75%, 06/30/2019	240,115

	Miscellaneous Manufacturing - 0.7%
	Husky Injection Molding Systems Ltd.
216,390	4.25%, 06/30/2021	215,849
85,945	7.25%, 06/30/2022	85,623
664,874	Sram LLC 4.02%, 04/10/2020	658,225

		959,697

	Oil & Gas - 0.1%
188,100	Drillships Ocean Ventures, Inc. 5.50%, 07/25/2021	154,086
100,000	Templar Energy LLC 8.50%, 11/25/2020	62,036

		216,122

	Oil & Gas Services - 0.5%
441,000	Pacific Drilling S.A. 4.50%, 06/03/2018	351,698
461,513	Paragon Offshore Finance Co. 3.75%, 07/18/2021	298,732

		650,430

	Packaging & Containers - 1.2%
444,710	Berry Plastics Group, Inc. 3.75%, 01/06/2021	444,403
222,750	BWAY Holding Co., Inc. 5.50%, 08/14/2020	223,307
128,077	CD&R Millenium Holding Co. 4.50%, 07/31/2021	127,757
282,369	Exopack Holdings S.A. 4.50%, 05/08/2019	283,310
628,773	Reynolds Group Holdings, Inc. 4.50%, 12/01/2018	632,074

		1,710,851

	Pharmaceuticals - 1.0%
285,000	Endo Luxembourg Finance Company I S.a r.l. 0.00%, 06/11/2022(8)	286,108
778,048	PRA Holdings, Inc. 4.50%, 09/23/2020	780,483

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 319,200	Valeant Pharmaceuticals International, Inc. 4.00%, 04/01/2022	$320,148

		1,386,739

	Pipelines - 0.3%
425,625	EP Energy LLC 4.50%, 04/30/2019	422,565

	Retail - 2.5%
124,688	Bass Pro Group LLC 4.00%, 06/05/2020	124,896
444,744	BJ's Wholesale Club, Inc. 4.50%, 09/26/2019	444,993
154,557	Dollar Tree, Inc. 3.50%, 07/06/2022	154,848
762,300	Michaels Stores, Inc. 4.00%, 01/28/2020	764,838
789,975	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	786,223
458,850	PetSmart, Inc. 4.25%, 03/11/2022	460,286
275,000	Rite Aid Corp. 4.88%, 06/21/2021	275,341
460,527	Serta Simmons Holdings LLC 4.25%, 10/01/2019	461,393

		3,472,818

	Semiconductors - 0.3%
493,734	Freescale Semiconductor, Inc. 4.25%, 02/28/2020	494,475

	Software - 2.0%
356,483	Emdeon, Inc. 3.75%, 11/02/2018	355,413
1,240,000	First Data Corp. 3.69%, 03/24/2018	1,236,131
889,854	Kronos, Inc. 4.50%, 10/30/2019	889,579
	SS&C Technologies Holdings, Inc.
240,000	4.00%, 07/08/2022	241,699
40,244	4.00%, 07/08/2022	40,529

		2,763,351

	Telecommunications - 1.1%
691,228	Altice Financing S.A. 5.50%, 07/02/2019	700,732
	Level 3 Financing, Inc.
235,000	3.50%, 05/31/2022	234,267
400,000	4.00%, 08/01/2019	400,876
271,450	Univision Communications, Inc. 4.00%, 03/01/2020	271,111

		1,606,986

	Transportation - 0.1%
	Kenan Advantage Group, Inc.
15,000	0.00%, 01/23/2017(8)	15,028
95,000	0.00%, 07/31/2022(8)	95,148
30,000	0.00%, 07/31/2022(8)	30,047

		140,223

	Trucking & Leasing - 0.2%
320,876	Consolidated Container Co. 5.00%, 07/03/2019	309,847

	Total Senior Floating Rate Interests (cost $35,563,540)	34,302,142

U.S. Government Agencies - 9.1%
	FHLMC - 1.2%
200,000	3.00%, 08/01/2045(10)	200,625
1,100,000	3.50%, 08/01/2045(10)	1,139,377

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 400,000	5.00%, 08/01/2045(10)	$440,312

		1,780,314

	FNMA - 6.6%
600,000	3.00%, 08/01/2030(10)	622,615
200,000	3.50%, 08/01/2030(10)	210,938
2,800,000	3.50%, 08/01/2045(10)	2,905,481
900,000	3.50%, 09/01/2045(10)	931,409
100,000	4.00%, 08/01/2030(10)	104,906
2,000,000	4.00%, 08/01/2045(10)	2,127,656
1,500,000	4.50%, 08/13/2045(10)	1,627,324
400,000	5.00%, 08/13/2045(10)	442,375
200,000	5.50%, 08/01/2045(10)	224,594

		9,197,298

	GNMA - 1.3%
100,000	3.00%, 08/01/2045(10)	101,703
100,000	3.50%, 08/01/2045(10)	104,437
1,500,000	4.00%, 08/01/2045(10)	1,592,842

		1,798,982

	Total U.S. Government Agencies (cost $12,711,399)	12,776,594

Equity Linked Security - 7.2%
	Banks - 7.2%
	Bank of America Corp. (Merrill Lynch International & Co. C.V.)
8,851	10.00%, 09/23/2015(2)	1,098,852
12,055	10.00%, 11/25/2015(2)	1,069,640
23,500	10.00%, 10/21/2015(2)	1,237,510
45,124	Activision Blizzard, Inc. (Deutsche Bank AG) 10.00%, 10/21/2015(2)	1,140,058
41,203	D.R. Horton, Inc. (Deutsche Bank AG) 10.00%, 11/25/2015(2)	1,169,918
13,333	HCA Holdings, Inc. (JPMorgan Chase & Co.) 10.00%, 09/23/2015(2)	1,212,503
12,904	Caterpillar, Inc. (JPMorgan Chase & Co.) 10.00%, 11/25/2015(2)	1,037,223
33,249	CSX Corp. (Deutsche Bank AG) 10.00%, 09/23/2015(2)	1,039,231
7,044	Anthem, Inc. (JPMorgan Chase & Co.) 0.31%, 10/21/2015(2)	1,106,471

	Total Equity Linked Security (cost $10,286,554)	10,111,406

Common Stocks - 20.9%
	Automobiles & Components - 0.2%
6,914	General Motors Co.	217,860
1,700	Kia Motors Corp.	63,769

		281,629

	Banks - 0.6%
105,609	Bank of China Ltd. Class H	57,709
9,909	Industrial Bank of Korea	117,267
63,671	Malayan Banking Bhd	153,066
16,084	National Bank of Canada	562,513

		890,555

	Capital Goods - 0.8%
25,792	Asahi Glass Co., Ltd.	151,110
42,157	Mitsui & Co., Ltd.	546,995
28,862	Sumitomo Corp.	327,650
31,890	United Tractors Tbk PT	47,569

		1,073,324

	Commercial & Professional Services - 0.2%
31,987	Dai Nippon Printing Co., Ltd.	354,931

	Consumer Durables & Apparel - 0.3%
8,487	Coach, Inc.	264,794

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

26,751	Ruentex Industries Ltd.	$56,032
17,444	Yue Yuen Industrial Holdings Ltd.	56,704

		377,530

	Consumer Services - 0.5%
3,203	Darden Restaurants, Inc.	236,253
359,016	SJM Holdings Ltd.	415,778

		652,031

	Diversified Financials - 0.0%
24,428	Fubon Financial Holding Co., Ltd.	44,567

	Energy - 4.9%
13,533	Boardwalk Pipeline Partners L.P.	188,379
3,859	Buckeye Partners L.P.	289,309
71,216	CNOOC Ltd.	87,392
402	Columbia Pipeline Partners L.P.	9,423
5,304	CVR Energy, Inc.	202,772
3,468	Delek Logistics Partners L.P.	147,147
8,237	Enbridge Energy Partners L.P.	258,889
10,682	Energy Transfer Partners L.P.	546,919
26,512	Enterprise Products Partners L.P.	751,085
4,381	HollyFrontier Corp.	211,427
6,106	Kinder Morgan, Inc.	211,512
4,753	Magellan Midstream Partners L.P.	334,611
4,785	MarkWest Energy Partners L.P.	313,131
5,639	Memorial Production Partners L.P.	58,871
5,038	NuStar GP Holdings LLC	169,730
5,575	ONEOK Partners L.P.	180,574
5,647	Plains All American Pipeline L.P.	235,762
17,220	Repsol S.A.	289,406
8,738	Rice Midstream Partners L.P.	145,663
4,666	SemGroup Corp. Class A	331,706
9,246	Sunoco Logistics Partners L.P.	345,985
5,589	Targa Resources Partners L.P.	209,252
2,191	Teekay Corp.	78,460
29,541	Veresen, Inc.	334,294
4,196	Viper Energy Partners L.P.	66,486
3,840	Williams Partners L.P.	177,139
23,924	Woodside Petroleum Ltd.	622,063

		6,797,387

	Food & Staples Retailing - 0.7%
2,280	Koninklijke Ahold N.V.	45,376
104,686	Metcash Ltd.	87,722
3,100	Wal-Mart Stores, Inc.	223,138
229,078	WM Morrison Supermarkets plc	651,890

		1,008,126

	Food, Beverage & Tobacco - 0.2%
100	Bunge Ltd.	7,985
6,604	Imperial Tobacco Group plc	346,555

		354,540

	Health Care Equipment & Services - 0.1%
863	Anthem, Inc.	133,135

	Insurance - 1.2%
5,442	Ageas	224,063
382	Baloise Holding AG	48,670
16,540	CNP Assurances	277,983
11,458	Direct Line Insurance Group plc	65,389
2,163	SCOR SE	82,887
7,183	Swiss Re AG	646,161
1,545	Talanx AG	49,385
721	Zurich Insurance Group AG*	219,552

		1,614,090

	Materials - 0.5%
6,041	International Paper Co.	289,182

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

460	LyondellBasell Industries N.V. Class A	$43,162
33,703	Severstal PAO GDR	380,170

		712,514

	Media - 0.3%
951	ProSiebenSat.1 Media SE	48,618
4,837	RELX N.V.	80,503
13,808	Vivendi S.A.	362,831

		491,952

	Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
1,313	AbbVie, Inc.	91,923
1,307	Amgen, Inc.	230,803
580	Eli Lilly & Co.	49,016
6,617	Johnson & Johnson	663,090
4,299	Otsuka Holdings Co., Ltd.	154,355
2,547	Teva Pharmaceutical Industries Ltd. ADR	175,794

		1,364,981

	Real Estate - 3.2%
33,443	American Capital Agency Corp. REIT	644,112
66,834	Annaly Capital Management, Inc. REIT	664,998
44,888	Chimera Investment Corp. REIT	638,756
4,929	Communications Sales & Leasing, Inc. REIT*	102,770
254,806	Evergrande Real Estate Group Ltd.	168,672
6,977	Hongkong Land Holdings Ltd.	53,273
19,414	Intu Properties plc REIT	99,849
83,895	MFA Financial, Inc. REIT	631,729
42,965	New World Development Co., Ltd.	51,882
218,393	Sino Land Co., Ltd.	338,866
1,479	Sun Hung Kai Properties Ltd.	22,695
29,040	Swire Pacific Ltd. Class A	371,910
59,391	Two Harbors Investment Corp. REIT	606,976
24,692	Wheelock & Co., Ltd.	127,760

		4,524,248

	Retailing - 0.8%
2,100	Best Buy Co., Inc.	67,809
2,800	Foot Locker, Inc.	197,540
3,286	Gap, Inc.	119,873
9,104	Kohl's Corp.	558,257
800	Macy's, Inc.	55,248
5,581	Marks & Spencer Group plc	47,371
684	Williams-Sonoma, Inc.	57,908

		1,104,006

	Semiconductors & Semiconductor Equipment - 0.2%
4,202	Intel Corp.	121,648
760	Skyworks Solutions, Inc.	72,709
1,120	Xilinx, Inc.	46,760

		241,117

	Software & Services - 0.4%
1,187	Computer Sciences Corp.	77,666
9,736	Microsoft Corp.	454,671

		532,337

	Technology Hardware & Equipment - 0.8%
4,425	Apple, Inc.	536,753
51,251	Asustek Computer, Inc.	463,175
38,800	Gigabyte Technology Co., Ltd.	30,864
1,070	Qualcomm, Inc.	68,897

		1,099,689

	Telecommunication Services - 2.2%
16,187	AT&T, Inc.	562,336
364,226	Bezeq The Israeli Telecommunication Corp. Ltd.	671,721
14,040	CenturyLink, Inc.	401,544
30,914	DiGi.Com Bhd	43,657
24,664	Far EasTone Telecommunications Co., Ltd.	57,732

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

4,044	Globe Telecom, Inc.	$228,140
600	Nippon Telegraph & Telephone Corp.	23,108
10,190	Proximus	384,125
448	SK Telecom Co., Ltd.	96,147
15,275	Tele2 AB Class B	158,916
16,100	Telefonica Brasil S.A. (Preference Shares)	212,209
33,188	Telstra Corp. Ltd.	157,148
17,837	Windstream Holdings, Inc.	86,509

		3,083,292

	Transportation - 0.4%
4,494	Air New Zealand Ltd.	7,828
108	AP Moeller - Maersk A/S Class B	183,987
5,100	Japan Airlines Co., Ltd.	192,418
1,141	Macquarie Infrastructure Corp.	96,905
6,000	Singapore Airlines Ltd.	46,938
751	West Japan Railway Co.	53,896

		581,972

	Utilities - 1.4%
100	8Point3 Energy Partners L.P.*	1,592
15,488	CEZ AS	374,839
1,874	Consolidated Edison, Inc.	119,168
1,091	DTE Energy Co.	87,782
7,372	Entergy Corp.	523,559
221	Exelon Corp.	7,092
25,614	Fortum Oyj	449,749
3,801	Pinnacle West Capital Corp.	234,560
10,472	Power Assets Holdings Ltd.	98,641
3,000	Veolia Environnement S.A.	67,008

		1,963,990

	Total Common Stocks (cost $30,987,620)	29,281,943

Convertible Bonds - 0.1%
	Home Builders - 0.0%
20,000	M/I Homes, Inc. 3.00%, 03/01/2018	19,950

	Oil & Gas - 0.1%
70,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	46,987

	Total Convertible Bonds (cost $79,152)	66,937

Rights - 0.0%
	Software & Services - 0.0%
180	Constellation Software, Inc.*	32

	Total Rights (cost $52)	32

	Total Long-Term Investments (cost $149,589,363)	143,198,218
Short-Term Investments - 4.3%
	Other Investment Pools & Funds - 4.3%
6,011,628	Federated Prime Obligations Fund	6,011,628

	Total Short-Term Investments (cost $6,011,628)	6,011,628

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Total Investments Excluding Purchased Options (cost $155,600,991)	106.7%	$149,209,846
Total Purchased Options (cost $136,002)	0.1%	$110,916

Total Investments (cost $155,736,993)^	106.8%	$149,320,762
Other Assets and Liabilities	(6.8)%	(9,517,857)

Total Net Assets	100.0%	$139,802,905

Note:	Percentage of investments as shown is the ratio of the total market value to toal net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$1,674,217
Unrealized Depreciation	(8,090,448)

Net Unrealized Depreciation	$(6,416,231)

*	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $18,856,536, which represents 13.5% of total net assets.
(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $12,030,605, which represents 8.6% of total net assets.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	This security may pay interest in additional principal instead of cash.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2015.
(10)	Represents or includes a TBA transaction.

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

OTC Option Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
BRL Call/USD Put	JPM	2.42 BRL per USD	09/28/15	BRL	600,000	$—	$4,273	$(4,273)
CNY Call/USD Put	BOA	6.13 CNY per USD	08/20/15	CNY	10,900,000	3,298	2,340	958
EUR Call/USD Put	BOA	1.27 EUR per USD	01/07/16	EUR	1,845,000	1,032	27,516	(26,484)
HKD Call/USD Put	GSC	7.75 HKD per USD	03/01/16	HKD	3,145,000	1,056	1,375	(319)
RUB Call/USD Put	GSC	36.97 RUB per USD	09/02/15	RUB	9,000,000	—	3,253	(3,253)
TRY Call/USD Put	JPM	2.72 TRY per USD	08/20/15	TRY	925,000	1,276	4,575	(3,299)

Total Calls					26,415,000	$6,662	$43,332	$(36,670)

Total purchased option contracts					26,415,000	$6,662	$43,332	$(36,670)

OTC Swaption Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Purchased swaption contracts:

Calls
Interest Rate Swaption USD	GSC	2.38%	07/25/16	USD	4,565,000	$104,254	$92,670	$11,584

Total purchased swaption contracts					4,565,000	$104,254	$92,670	$11,584

OTC Swaption Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Written swaption contracts:
Calls
Credit Default Swaption ITRAXX.EUR.23	BNP	362.50 EUR	08/19/15	EUR	(6,200,000)	$(242,114)	$(122,966)	$(119,148)

Written swaption contracts:
Puts
Credit Default Swaption ITRAXX.EUR.23	BNP	362.50 EUR	08/19/15	EUR	(6,200,000)	$(6,048)	$(127,748)	$121,700

Futures Contracts Outstanding at July 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	43	09/21/2015	$5,436,944	$5,479,813	$42,869
U.S. Treasury 2-Year Note Future	34	09/30/2015	7,421,762	7,448,125	26,363
U.S. Treasury 5-Year Note Future	2	09/30/2015	238,206	239,687	1,481
U.S. Treasury Long Bond Future	23	09/21/2015	3,544,414	3,586,563	42,149

Total					$112,862

Short position contracts:
Canadian Government 10-Year Bond Future	16	09/21/2015	$1,738,685	$1,763,807	$(25,122)
Euro BUXL 30-Year Bond Future	2	09/08/2015	326,423	351,009	(24,586)
Euro-BOBL Future	8	09/08/2015	1,143,751	1,147,076	(3,325)
Euro-Bund Future	1	09/08/2015	167,557	171,545	(3,988)

Total					$(57,021)

Total futures contracts					$55,841

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06-1	JPM	USD	2,448	(0.18%)	07/25/45	$61	$—	$42	$(19)
ABX.HE.AAA.06-1	JPM	USD	7,345	(0.18%)	07/25/45	178	—	126	(52)
ABX.HE.AAA.06-2	JPM	USD	102,971	(0.11%)	05/25/46	20,208	—	18,961	(1,247)
ABX.HE.AAA.07-1	GSC	USD	92,103	(0.09%)	08/25/37	22,617	—	19,770	(2,847)
ABX.HE.AAA.07-1	JPM	USD	80,089	(0.09%)	08/25/37	20,399	—	17,191	(3,208)
ABX.HE.AAA.07-1	MSC	USD	144,161	(0.09%)	08/25/37	34,379	—	30,944	(3,435)
ABX.HE.AAA.07-1	MSC	USD	304,340	(0.09%)	08/25/37	72,596	—	65,326	(7,270)
ABX.HE.AAA.07-1	GSC	USD	276,308	(0.09%)	08/25/37	67,502	—	59,309	(8,193)
ABX.HE.AAA.07-1	MSC	USD	420,469	(0.09%)	08/25/37	105,601	—	90,253	(15,348)
CMBX.NA.A.7	JPM	USD	170,000	(2.00%)	01/17/47	—	(3,494)	1,587	5,081
CMBX.NA.A.7	JPM	USD	40,000	(2.00%)	01/17/47	—	(77)	373	450
CMBX.NA.A.7	DEUT	USD	35,000	(2.00%)	01/17/47	95	—	331	236
CMBX.NA.AA.2	CSI	USD	570,421	(0.15%)	03/15/49	155,645	—	193,213	37,568
CMBX.NA.AA.2	CSI	USD	193,283	(0.15%)	03/15/49	60,822	—	65,469	4,647
CMBX.NA.AA.2	CSI	USD	84,856	(0.15%)	03/15/49	26,003	—	28,743	2,740
CMBX.NA.AA.2	CSI	USD	160,284	(0.15%)	03/15/49	54,196	—	54,293	97
CMBX.NA.AA.7	CSI	USD	630,000	(1.50%)	01/17/47	—	(5,195)	4,525	9,720
CMBX.NA.AA.7	CSI	USD	290,000	(1.50%)	01/17/47	—	(70)	2,082	2,152
CMBX.NA.AA.7	CSI	USD	230,000	(1.50%)	01/17/47	298	—	1,671	1,373
CMBX.NA.AA.7	CSI	USD	145,000	(1.50%)	01/17/47	671	—	1,041	370
CMBX.NA.AA.7	CSI	USD	85,000	(1.50%)	01/17/47	458	—	610	152
CMBX.NA.AJ.1	DEUT	USD	74,191	(0.84%)	10/12/52	940	—	873	(67)
CMBX.NA.AJ.1	JPM	USD	84,084	(0.84%)	10/12/52	1,617	—	987	(630)
CMBX.NA.AJ.1	JPM	USD	252,251	(0.84%)	10/12/52	5,301	—	2,958	(2,343)
CMBX.NA.AJ.2	JPM	USD	238,002	(1.09%)	03/15/49	17,738	—	20,743	3,005
CMBX.NA.AJ.2	JPM	USD	79,334	(1.09%)	03/15/49	6,620	—	6,914	294
CMBX.NA.AJ.2	CSI	USD	74,375	(1.09%)	03/15/49	6,564	—	6,487	(77)
CMBX.NA.AJ.3	GSC	USD	512,234	(1.47%)	12/13/49	96,199	—	94,561	(1,638)
CMBX.NA.AJ.4	JPM	USD	647,437	(0.96%)	02/17/51	114,980	—	119,558	4,578
CMBX.NA.AJ.4	GSC	USD	129,487	(0.96%)	02/17/51	21,780	—	23,912	2,132
CMBX.NA.AJ.4	GSC	USD	84,665	(0.96%)	02/17/51	14,500	—	15,634	1,134
CMBX.NA.AJ.4	GSC	USD	49,803	(0.96%)	02/17/51	8,313	—	9,197	884
CMBX.NA.AJ.4	CSI	USD	174,310	(0.96%)	02/17/51	32,035	—	32,189	154
CMBX.NA.AJ.4	CSI	USD	109,566	(0.96%)	02/17/51	20,787	—	20,233	(554)
CMBX.NA.AJ.4	CSI	USD	59,763	(0.96%)	02/17/51	11,703	—	11,036	(667)
CMBX.NA.AJ.4	DEUT	USD	328,699	(0.96%)	02/17/51	61,569	—	60,716	(853)
CMBX.NA.AJ.4	MSC	USD	84,665	(0.96%)	02/17/51	16,779	—	15,635	(1,144)
CMBX.NA.AJ.4	MSC	USD	84,665	(0.96%)	02/17/51	16,780	—	15,634	(1,146)
CMBX.NA.AJ.4	CSI	USD	393,442	(0.96%)	02/17/51	76,139	—	72,655	(3,484)
CMBX.NA.AJ.4	JPM	USD	403,403	(0.96%)	02/17/51	78,906	—	74,494	(4,412)
CMBX.NA.AM.2	CSI	USD	285,000	(0.50%)	03/15/49	590	—	517	(73)
CMBX.NA.AM.2	JPM	USD	345,000	(0.50%)	03/15/49	2,505	—	617	(1,888)
CMBX.NA.AM.2	JPM	USD	1,025,000	(0.50%)	03/15/49	12,847	—	1,831	(11,016)
CMBX.NA.AM.4	DEUT	USD	45,000	(0.50%)	02/17/51	871	—	810	(61)
CMBX.NA.AM.4	CSI	USD	50,000	(0.50%)	02/17/51	1,400	—	898	(502)
CMBX.NA.AM.4	JPM	USD	155,000	(0.50%)	02/17/51	6,723	—	2,785	(3,938)
CMBX.NA.AS.6	CSI	USD	385,000	(1.00%)	05/11/63	661	—	1,980	1,319
CMBX.NA.AS.6	CSI	USD	110,000	(1.00%)	05/11/63	119	—	571	452
CMBX.NA.AS.6	CSI	USD	130,000	(1.00%)	05/11/63	1,063	—	668	(395)
CMBX.NA.AS.7	CSI	USD	190,000	(1.00%)	01/17/47	817	—	2,594	1,777
CMBX.NA.AS.7	CSI	USD	55,000	(1.00%)	01/17/47	516	—	754	238
CMBX.NA.AS.7	CSI	USD	65,000	(1.00%)	01/17/47	1,036	—	888	(148)
CMBX.NA.AS.7	CSI	USD	250,000	(1.00%)	01/17/47	4,303	—	3,414	(889)

Total						$1,284,430	$(8,836)	$1,278,603	$3,009

Sell protection:
CDX.EMS.23	CBK	USD	6,365,000	1.00%	06/20/20	$—	$(603,601)	$(588,528)	$15,073
CDX.EMS.23	CBK	USD	350,000	1.00%	06/20/20	—	(31,402)	(32,362)	(960)
CDX.EMS.23	GSC	USD	1,475,000	1.00%	06/20/20	—	(126,947)	(136,383)	(9,436)
CDX.EMS.23	GSC	USD	1,480,000	1.00%	06/20/20	—	(125,835)	(136,845)	(11,010)
CMBX.NA.A.2	JPM	USD	31,599	0.25%	03/15/49	—	(20,377)	(19,689)	688
CMBX.NA.A.2	MSC	USD	75,049	0.25%	03/15/49	—	(47,200)	(46,762)	438
CMBX.NA.A.2	BOA	USD	51,349	0.25%	03/15/49	—	(32,264)	(31,995)	269
CMBX.NA.A.2	MSC	USD	39,499	0.25%	03/15/49	—	(24,826)	(24,611)	215
CMBX.NA.A.2	GSC	USD	39,499	0.25%	03/15/49	—	(24,763)	(24,611)	152

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

CMBX.NA.A.2	BOA	USD	3,950	0.25%	03/15/49	—	(2,495)	$(2,461)	34
CMBX.NA.A.2	DEUT	USD	75,049	0.25%	03/15/49	—	(46,588)	(46,762)	(174)
CMBX.NA.A.2	BOA	USD	94,798	0.25%	03/15/49	—	(53,673)	(59,066)	(5,393)
CMBX.NA.AAA.6	CSI	USD	745,000	0.50%	05/11/63	—	(14,868)	(13,771)	1,097
CMBX.NA.AAA.6	CSI	USD	790,000	0.50%	05/11/63	—	(13,077)	(14,625)	(1,548)
CMBX.NA.AAA.6	CSI	USD	3,105,000	0.50%	05/11/63	—	(51,391)	(57,394)	(6,003)
CMBX.NA.AAA.8	DEUT	USD	3,900,000	0.50%	10/17/57	—	(143,475)	(163,315)	(19,840)
CMBX.NA.AAA.8	BOA	USD	6,549,000	0.50%	10/17/57	—	(235,121)	(274,244)	(39,123)
CMBX.NA.BB.6	CSI	USD	15,000	5.00%	05/11/63	—	—	—	0
CMBX.NA.BB.6	CSI	USD	290,000	5.00%	05/11/63	1,658	—	(81)	(1,739)
CMBX.NA.BB.6	CSI	USD	505,000	5.00%	05/11/63	3,430	—	(1)	(3,431)
CMBX.NA.BB.6	CSI	USD	350,000	5.00%	05/11/63	5,917	—	(1)	(5,918)
CMBX.NA.BB.6	CSI	USD	540,000	5.00%	05/11/63	8,680	—	(1)	(8,681)
CMBX.NA.BB.7	CSI	USD	180,000	5.00%	01/17/47	—	(2,759)	(3,182)	(423)
CMBX.NA.BB.7	DEUT	USD	165,000	5.00%	01/17/47	—	(1,597)	(2,963)	(1,366)
CMBX.NA.BB.7	JPM	USD	625,000	5.00%	01/17/47	577	—	(11,049)	(11,626)
CMBX.NA.BB.8	CSI	USD	50,000	5.00%	10/17/57	—	(3,746)	(3,244)	502
CMBX.NA.BB.8	JPM	USD	45,000	5.00%	10/17/57	—	(3,371)	(2,920)	451
CMBX.NA.BB.8	CSI	USD	35,000	5.00%	10/17/57	—	(2,688)	(2,271)	417
CMBX.NA.BB.8	BOA	USD	120,000	5.00%	10/17/57	—	(8,621)	(8,286)	335
CMBX.NA.BB.8	CSI	USD	40,000	5.00%	10/17/57	—	(2,897)	(2,762)	135
CMBX.NA.BB.8	CSI	USD	55,000	5.00%	10/17/57	—	(3,460)	(3,798)	(338)
CMBX.NA.BB.8	CSI	USD	55,000	5.00%	10/17/57	—	(3,339)	(3,798)	(459)
CMBX.NA.BB.8	GSC	USD	55,000	5.00%	10/17/57	—	(2,889)	(3,805)	(916)
CMBX.NA.BB.8	BCLY	USD	130,000	5.00%	10/17/57	—	(8,061)	(8,977)	(916)
CMBX.NA.BB.8	CSI	USD	145,000	5.00%	10/17/57	—	(8,912)	(10,053)	(1,141)
CMBX.NA.BB.8	GSC	USD	110,000	5.00%	10/17/57	—	(5,860)	(7,611)	(1,751)
PrimeX.ARM.2	JPM	USD	258,544	4.58%	12/25/37	8,153	—	9,926	1,773
PrimeX.ARM.2	JPM	USD	86,571	4.58%	12/25/37	2,619	—	3,312	693

Total						$31,034	$(1,656,103)	$(1,734,989)	$(109,920)

Total traded indices						$1,315,464	$(1,664,939)	$(456,386)	$(106,911)

Credit default swaps on single-name issues:
Buy protection:
Russian Foreign Bond - Eurobond	GSC	USD	20,000	(1.00%)/3.20%	12/20/19	$3,807	$—	$1,743	$(2,064)

Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	BCLY	USD	500,000	1.00%/0.53%	06/20/19	$6,499	$—	$9,594	$3,095
Bank of America Corp.	GSC	USD	1,425,000	1.00%/0.55%	09/20/19	20,207	—	27,646	7,439
Brazil Government International Bond	GSC	USD	130,000	1.00%/2.88%	09/20/20	—	(9,483)	(11,321)	(1,838)
Citigroup, Inc.	GSC	USD	500,000	1.00%/0.62%	06/20/19	5,747	—	7,885	2,138
Citigroup, Inc.	GSC	USD	1,425,000	1.00%/0.64%	09/20/19	21,349	—	22,260	911
Goldman Sachs Group, Inc.	BCLY	USD	250,000	1.00%/0.69%	06/20/19	1,845	—	3,213	1,368
Goldman Sachs Group, Inc.	CSI	USD	725,000	1.00%/0.73%	09/20/19	9,423	—	8,875	(548)
Indonesia Government International Bond	BNP	USD	140,000	1.00%/1.82%	09/20/20	—	(4,265)	(5,339)	(1,074)
Mexico Government International Bond	GSC	USD	125,000	1.00%/1.34%	09/20/20	—	(1,803)	(1,931)	(128)
Morgan Stanley	GSC	USD	250,000	1.00%/0.63%	06/20/19	2,686	—	3,818	1,132
Morgan Stanley	BCLY	USD	725,000	1.00%/0.65%	09/20/19	9,991	—	11,029	1,038
Penerbangan Malaysia Bhd	JPM	USD	100,000	1.00%/1.42%	06/20/20	—	(1,096)	(1,821)	(725)
Philippines Government International Bond	BOA	USD	210,000	1.00%/0.94%	06/20/20	1,067	—	816	(251)
Philippines Government International Bond	MSC	USD	340,000	1.00%/0.99%	09/20/20	2,308	—	589	(1,719)
Russian Foreign Bond - Eurobond	BCLY	USD	135,000	1.00%/3.35%	09/20/20	—	(13,841)	(14,376)	(535)
South Africa Government International Bond	JPM	USD	130,000	1.00%/2.17%	09/20/20	—	(6,514)	(7,136)	(622)

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

South Africa Government International Bond	BCLY	USD	360,000	1.00%/2.17%	09/20/20	—	(17,699)	$(19,762)	(2,063)

Total						$81,122	$(54,701)	$34,039	$7,618

Total single-name issues						$84,929	$(54,701)	$35,782	$5,554

Total OTC contracts						$1,400,393	$(1,719,640)	$(420,604)	$(101,357)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding July 31, 2015

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CDX.NA.IGS.24	USD	4,922,000	(1.00%)	06/20/20	$(62,425)	$(73,765)	$(11,340)
ITRAXX.XOV.23	EUR	1,340,000	(5.00%)	06/20/20	(140,038)	(147,943)	(7,905)

Total					$(202,463)	$(221,708)	$(19,245)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.23	USD	97,000	5.00%	12/20/19	$7,556	$8,138	$582
CDX.NA.HY.24	USD	11,954,250	5.00%	06/20/20	749,987	814,834	64,847

Total					$757,543	$822,972	$65,429

Total					$555,080	$601,264	$46,184

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2015

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

DEUT	1.98% Fixed	CPURNSA	USD	1,835,000	04/02/25	$—	$—	$158	$158

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2015

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

3.47% Fixed	3M USD LIBOR	USD	255,000	06/30/35	$—	$—	$(6,270)	$(6,270)
3M USD LIBOR	3.36% Fixed	USD	400,000	06/30/25	—	—	6,791	6,791

Total					$—	$—	$521	$521

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

OTC Total Return Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party		Notional Amount	Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

JPM Corp EMBI	JPM	USD	2,775,000	3M LIBOR - 1.50%	12/21/15	$—	$—	$—	$0
JPM EMBI Plus	JPM	USD	9,520,000	(3M LIBOR + 0.38%)	12/21/15	—	—	6,017	6,017

Total						$—	$—	$6,017	$6,017

Cross Currency Swap Contracts Outstanding at July 31, 2015

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid/ (Received)	Market Value †	Unrealized Appreciation/ (Depreciation)

Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 3.39% based on the notional amount of currency received	09/16/16	BOA	USD 221,118	CNY 1,380,000	$(1,118)	$(1,115)	$4
Fixed Rate equal to 3.39% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/16/16	BOA	CNY 1,380,000	USD 221,118	1,118	578	(541)

Total						$—	$(537)	$(537)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Foreign Currency Contracts Outstanding at July 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

BRL	Buy	09/02/15	MSC	$513,133	$497,673	$(15,460)
BRL	Sell	09/02/15	MSC	691,068	676,547	14,521
CHF	Buy	09/16/15	BCLY	1,488,218	1,460,461	(27,757)
CHF	Sell	08/31/15	UBS	1,475,200	1,459,590	15,610
CHF	Sell	09/16/15	UBS	1,520,009	1,460,461	59,548
CNY	Buy	07/28/16	JPM	219,333	215,864	(3,469)
COP	Sell	09/16/15	SCB	191,179	168,749	22,430
COP	Sell	09/16/15	SCB	93,781	84,362	9,419
CZK	Sell	09/16/15	CBK	148,488	145,650	2,838
CZK	Sell	09/16/15	GSC	13,030	12,983	47
EUR	Buy	08/31/15	BCLY	33,156	32,960	(196)
EUR	Buy	09/16/15	JPM	291,489	284,625	(6,864)
EUR	Buy	09/16/15	BCLY	8,822,951	8,777,211	(45,740)
EUR	Buy	09/18/15	CBA	168,558	164,845	(3,713)
EUR	Sell	08/31/15	BNP	4,425,445	4,389,189	36,256
EUR	Sell	08/31/15	HSBC	4,425,390	4,390,288	35,102
EUR	Sell	08/31/15	DEUT	4,425,182	4,390,287	34,895
EUR	Sell	08/31/15	RBC	114,978	115,360	(382)
EUR	Sell	09/16/15	JPM	9,006,896	8,794,794	212,102
EUR	Sell	09/16/15	CBK	93,617	93,410	207
EUR	Sell	09/16/15	CBK	108,025	108,794	(769)
EUR	Sell	09/18/15	SSG	194,017	164,845	29,172
EUR	Sell	03/15/17	BOA	924,421	925,564	(1,143)
EUR	Sell	03/15/17	BOA	290,269	301,814	(11,545)
GBP	Sell	08/28/15	RBS	960,534	968,021	(7,487)
GBP	Sell	09/16/15	MSC	131,266	131,135	131
GBP	Sell	09/16/15	BOA	923,771	933,556	(9,785)
GHS	Sell	09/18/15	JPM	52,505	61,030	(8,525)
GHS	Sell	09/18/15	DEUT	64,629	74,958	(10,329)

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

HKD	Sell	03/03/16	GSC	203,116	$203,141	(25)
IDR	Buy	09/16/15	JPM	226,033	224,985	(1,048)
IDR	Sell	09/16/15	GSC	182,570	182,593	(23)
IDR	Sell	09/16/15	JPM	42,350	42,393	(43)
IDR	Sell	05/18/16	BCLY	69,137	69,523	(386)
IDR	Sell	05/18/16	JPM	67,012	67,573	(561)
INR	Buy	08/31/15	JPM	1,314,879	1,305,079	(9,800)
INR	Buy	09/16/15	CBK	1,294,376	1,300,937	6,561
INR	Buy	09/16/15	JPM	214,618	213,752	(866)
INR	Buy	09/16/15	DEUT	216,141	214,835	(1,306)
INR	Sell	09/16/15	JPM	1,310,784	1,300,937	9,847
KES	Buy	09/16/15	CBK	244,416	240,028	(4,388)
MXN	Buy	09/17/15	DEUT	186,868	178,276	(8,592)
MXN	Sell	09/17/15	RBC	486,315	471,260	15,055
MXN	Sell	09/17/15	HSBC	183,970	175,617	8,353
MXN	Sell	09/17/15	RBC	185,529	177,905	7,624
MXN	Sell	09/17/15	UBS	159,387	155,211	4,176
MYR	Buy	09/17/15	DEUT	97,638	96,364	(1,274)
MYR	Buy	09/17/15	HSBC	76,878	75,528	(1,350)
MYR	Buy	09/17/15	JPM	196,078	192,727	(3,351)
MYR	Sell	09/17/15	JPM	451,320	450,566	754
NOK	Buy	09/16/15	BCLY	255,830	257,917	2,087
NOK	Sell	08/31/15	DEUT	257,418	258,011	(593)
NOK	Sell	09/16/15	JPM	271,362	257,917	13,445
RSD	Buy	09/18/15	GSC	164,263	163,834	(429)
RSD	Buy	09/18/15	SSG	181,397	163,879	(17,518)
THB	Buy	09/16/15	JPM	230,275	228,590	(1,685)
TRY	Buy	09/16/15	GSC	204,375	204,688	313
TRY	Buy	09/16/15	JPM	167,579	163,394	(4,185)
TRY	Sell	09/16/15	HSBC	191,125	186,889	4,236
TRY	Sell	09/16/15	CBK	366,764	368,082	(1,318)
UYU	Buy	09/16/15	HSBC	123,801	118,587	(5,214)
UYU	Buy	09/16/15	HSBC	118,789	112,670	(6,119)
UYU	Buy	09/16/15	HSBC	124,762	118,552	(6,210)
UYU	Sell	09/16/15	HSBC	364,064	349,808	14,256
UYU	Sell	09/16/15	HSBC	151,890	145,493	6,397
ZAR	Buy	09/16/15	BOA	142,669	140,400	(2,269)
ZAR	Buy	09/16/15	HSBC	261,215	257,126	(4,089)
ZAR	Sell	09/16/15	CBK	688,522	678,326	10,196
ZMW	Buy	09/16/15	CBK	51,108	50,062	(1,046)

Total						$338,726

†	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Currency Abbreviations:
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KES	Kenyan Shilling
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EMBI	Emerging Markets Bond Index
ITRAXX.EUR	Markit i Traxx - Europe
ITRAXX.XOV	Markit i Traxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
ADR	American Depositary Receipt
CME	Chicago Mercantile Index
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
TBA	To Be Announced

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$15,099,712	$—	$15,099,712	$—
Corporate Bonds	30,412,637	—	30,412,637	—
Foreign Government Obligations	10,736,065	—	10,736,065	—
Municipal Bonds	410,750	—	410,750	—
Senior Floating Rate Interests	34,302,142	—	34,302,142	—
U.S. Government Agencies	12,776,594	—	12,776,594	—
Equity Linked Security	10,111,406	—	10,111,406	—
Common Stocks
Automobiles & Components	281,629	217,860	63,769	—
Banks	890,555	562,513	328,042	—
Capital Goods	1,073,324	—	1,073,324	—
Commercial & Professional Services	354,931	—	354,931	—
Consumer Durables & Apparel	377,530	321,498	56,032	—
Consumer Services	652,031	236,253	415,778	—
Diversified Financials	44,567	—	44,567	—
Energy	6,797,387	5,798,526	998,861	—
Food & Staples Retailing	1,008,126	223,138	784,988	—
Food, Beverage & Tobacco	354,540	7,985	346,555	—
Health Care Equipment & Services	133,135	133,135	—	—
Insurance	1,614,090	49,385	1,564,705	—
Materials	712,514	712,514	—	—
Media	491,952	—	491,952	—
Pharmaceuticals, Biotechnology & Life Sciences	1,364,981	1,210,626	154,355	—
Real Estate	4,524,248	3,342,614	1,181,634	—
Retailing	1,104,006	1,056,635	47,371	—
Semiconductors & Semiconductor Equipment	241,117	241,117	—	—
Software & Services	532,337	532,337	—	—
Technology Hardware & Equipment	1,099,689	605,650	494,039	—
Telecommunication Services	3,083,292	1,479,246	1,604,046	—
Transportation	581,972	96,905	485,067	—
Utilities	1,963,990	1,348,592	615,398	—
Convertible Bonds	66,937	—	66,937	—
Rights	32	32	—	—
Short-Term Investments	6,011,628	6,011,628	—	—
Purchased Options	110,916	—	110,916	—
Foreign Currency Contracts(2)	575,578	—	575,578	—
Futures Contracts(2)	112,862	112,862	—	—
Swaps - Credit Default(2)	185,375	—	185,375	—
Swaps - Cross Currency(2)	4	—	—	4
Swaps - Interest Rate(2)	6,949	—	6,949	—
Swaps - Total Return(2)	6,017	—	6,017	—

Total	$150,207,547	$24,301,051	$125,906,492	$4

Liabilities
Foreign Currency Contracts(2)	$(236,852)	$—	$(236,852)	$—
Futures Contracts(2)	(57,021)	(57,021)	—	—
Swaps - Credit Default(2)	(240,548)	—	(240,548)	—
Swaps - Cross Currency(2)	(541)	—	—	(541)
Swaps - Interest Rate(2)	(6,270)	—	(6,270)	—
Written Options	(248,162)	—	(248,162)	—

Total	$(789,394)	$(57,021)	$(731,832)	$(541)

(1) For the period ended July 31, 2015, investments valued at $579,609 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

Hartford Multi-Asset Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Corporate Bonds	Swaps	Total

Beginning balance	$5,135,231	220,000	$(9,175)	$5,346,056
Purchases	317,436	-	-	317,436
Sales	(1,223,964)	-	-	(1,223,964)
Accrued discounts/(premiums)	36,968	-	-	36,968
Total realized gain/(loss)	59,678	-	-	59,678
Net change in unrealized appreciation/depreciation	1,473	-	(537)	936
Transfers into Level 3 (1)	-	-	-	-
Transfers out of Level 3 (1)	(4,326,822)	(220,000)	9,175	(4,537,647)
Ending balance	$0	$0	$(537)	$(537)

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $122,117.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Municipal Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 93.4%
	Alabama - 1.6%
$ 145,000	Alabama 21st Century Auth 5.00%, 06/01/2021	$165,876

	Arizona - 2.1%
100,000	Salt Verde Financial Corp. 5.00%, 12/01/2037	109,823
100,000	State of Arizona 5.00%, 09/01/2015	100,385

		210,208

	California - 6.3%
250,000	Abag Finance Authority for Nonprofit Corps. 6.00%, 08/01/2030	303,502
250,000	California Health Facilities Financing Auth 5.88%, 07/01/2025	288,250
45,000	Elk Grove Finance Auth 5.00%, 09/01/2032	50,242

		641,994

	Colorado - 1.4%
110,000	Colorado Health Facilities Auth 2.00%, 09/01/2018	111,346
25,000	E-470 Public Highway Auth 5.00%, 09/01/2019	27,867

		139,213

	Connecticut - 3.4%
50,000	City of Hartford, CT 5.00%, 07/01/2027	57,587
250,000	Town of Hamden, CT 5.00%, 08/15/2025	290,435

		348,022

	Florida - 8.5%
265,000	Broward County, FL, Airport System Rev 5.00%, 10/01/2020	302,357
	County of Lee, FL, Airport Rev
125,000	5.00%, 10/01/2032	141,819
100,000	5.00%, 10/01/2033	113,088
	County of Miami-Dade, FL, Aviation Rev
15,000	5.00%, 10/01/2029	16,881
15,000	5.00%, 10/01/2031	16,691
20,000	5.00%, 10/01/2032	22,166
20,000	5.00%, 10/01/2033	22,094
225,000	County of Miami-Dade, FL, Seaport Department 3.00%, 10/01/2015	225,918

		861,014

	Idaho - 2.7%
250,000	Idaho Housing & Finance Association 5.00%, 07/15/2017	269,813

	Illinois - 21.1%
250,000	Chicago Midway International Airport 5.00%, 01/01/2041	262,765
250,000	Chicago Park Dist 5.00%, 01/01/2020	267,825
250,000	City of Chicago, IL 5.00%, 01/01/2026	244,243
105,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2018	113,865
	County of Cook, IL
120,000	5.00%, 11/15/2024	122,077
105,000	5.00%, 11/15/2028	109,185
	Illinois Finance Auth
250,000	5.00%, 11/15/2030	281,252

Hartford Municipal Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 245,000	5.00%, 08/15/2035	$259,257
125,000	Metropolitan Pier & Exposition Auth 0.00%, 06/15/2020	111,580
	State of Illinois
100,000	5.00%, 07/01/2017	105,831
250,000	5.00%, 05/01/2029	258,933

		2,136,813

	Kentucky - 1.3%
130,000	Louisville/Jefferson County Metropolitan Government 4.00%, 12/01/2016	135,372

	Louisiana - 4.1%
100,000	Louisiana Local Gov't Environmental Facilities & Community DA 6.00%, 11/15/2030	101,213
200,000	Louisiana State Citizens Property Insurance Corp. 5.00%, 06/01/2020	207,594
100,000	Louisiana State Public Facilities Auth Rev 5.00%, 05/15/2035(1)	107,742

		416,549

	Michigan - 3.7%
100,000	Michigan Finance Auth 5.00%, 05/15/2038	109,547
250,000	Wayne County, Airport Auth 5.00%, 12/01/2021	269,832

		379,379

	Nebraska - 1.1%
100,000	Central Plains Energy Project 5.25%, 12/01/2021	113,729

	Nevada - 2.7%
250,000	Clark County, School Dist 5.00%, 06/15/2022	273,027

	New Jersey - 5.9%
285,000	New Jersey Educational Facilities Auth 5.00%, 09/01/2019	309,769
250,000	New Jersey Health Care Facilities Financing Auth 5.00%, 07/01/2022	287,698

		597,467

	New York - 1.1%
100,000	New York State Dormitory Auth 5.00%, 05/01/2043	109,516

	Ohio - 2.0%
250,000	Buckeye, OH, Tobacco Settlement FA 6.00%, 06/01/2042	201,808

	Pennsylvania - 2.5%
250,000	Pennsylvania State Turnpike Commission Rev 1.00%, 12/01/2021(2)	248,875

	Rhode Island - 2.6%
250,000	Rhode Island Housing & Mortgage Finance Corp/RI 4.00%, 10/01/2032(1)	265,500

	Texas - 15.8%
250,000	Central Texas Turnpike System 5.00%, 08/15/2042	267,415
100,000	City of Austin, TX, Electric Utility Rev 5.00%, 11/15/2015	101,321
250,000	Dallas/Fort Worth International Airport 5.00%, 11/01/2043	261,095
200,000	Duncanville Independent School District/TX 5.00%, 02/15/2023	239,728
150,000	Lower Colorado River Auth 5.00%, 05/15/2040	165,999
180,000	Northside Independent School Dist 1.65%, 08/01/2045(2)	180,891

Hartford Municipal Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 100,000	Tarrant County, TX, Cultural Education Facilities Financing Corp. 4.50%, 11/15/2021(1)		$100,028
250,000	Texas Municipal Gas Acquisition & Supply Corp. 5.25%, 12/15/2025		287,970

			1,604,447

	Washington - 3.5%
100,000	State of Washington 5.00%, 02/01/2024		121,573
115,000	Washington State Health Care Fac Auth 5.00%, 01/01/2026		131,611
100,000	Washington State Housing Finance Commission 7.00%, 07/01/2050(1)		99,473

			352,657

	Total Municipal Bonds (cost $9,415,135)		9,471,279

	Total Long-Term Investments (cost $9,415,135)		9,471,279

Short-Term Investments - 9.9%
	Other Investment Pools & Funds - 9.9%
1,001,463	JP Morgan Tax Free Money Market Fund		1,001,463

	Total Short-Term Investments (cost $1,001,463)		1,001,463

	Total Investments (cost $10,416,598)^	103.3%	$10,472,742
	Other Assets and Liabilities	(3.3)%	(331,967)

	Total Net Assets	100.0%	$10,140,775

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$62,293
Unrealized Depreciation	(6,149)

Net Unrealized Appreciation	$56,144

(1)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities were $571,989 at July 31, 2015.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
Rev	Revenue

Hartford Municipal Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Municipal Bonds	$9,471,279	$—	$9,471,279	$—
Short-Term Investments	1,001,463	1,001,463	—	—

Total	$10,472,742	$1,001,463	$9,471,279	$—

(1)	For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 95.6%
	Alabama - 1.3%
$ 1,855,000	Birmingham, AL, Baptist Medical Center Special Care Fac 5.25%, 11/15/2016	$1,876,833
2,000,000	Jefferson County, AL, Sewer Rev 5.00%, 10/01/2017	2,125,920
1,540,000	Mobile, AL, Industrial Development Board Pollution 1.65%, 06/01/2034(1)	1,555,585

		5,558,338

	Arizona - 2.3%
	Arizona State Health Fac Auth
2,000,000	5.00%, 12/01/2029	2,274,280
2,000,000	5.00%, 12/01/2030	2,258,840
265,000	Estrella Mountain Ranch, AZ, Community Fac Dist GO 6.20%, 07/15/2032	274,991
1,420,000	Pima County, AZ, IDA Education Rev, Legacy Traditional Charter School 8.50%, 07/01/2039	1,780,623
3,000,000	Salt River, AZ, Agricultural Improvement 5.00%, 12/01/2027	3,500,880

		10,089,614

	California - 12.1%
1,150,000	Bay Area, CA, Toll Auth Bridge Rev 1.50%, 04/01/2047(1)	1,157,073
1,000,000	California County, CA, Tobacco Securitization 5.00%, 06/01/2022	1,146,420
	California State Communities DA Rev
955,000	0.97%, 04/01/2036(1)	806,784
1,000,000	5.63%, 10/01/2032	1,058,080
4,985,000	California State GO 6.50%, 04/01/2033	5,921,183
1,500,000	California State Health Facilities 6.00%, 07/01/2029	1,734,090
1,000,000	California State Public Works Board, Correctional Facilities Improvement 6.00%, 03/01/2035	1,185,470
2,000,000	California State Public Works Board, Lease Rev 5.25%, 10/01/2023	2,382,300
2,000,000	California State Public Works Board, State University Trustees 6.25%, 04/01/2034	2,340,540
910,000	Elk Grove Finance Auth 5.00%, 09/01/2032	1,015,997
660,000	Foothill-Eastern Transportation Corridor Agency 5.00%, 01/15/2053(1)	698,610
5,000,000	Golden State Tobacco Securitization Corp. 5.75%, 06/01/2047	4,228,750
	Hemet, CA Unif School Dist FA Special Tax
1,440,000	5.00%, 09/01/2030	1,569,096
535,000	5.00%, 09/01/2031	580,732
1,065,000	Irvine, CA, Improvement Bond Act 4.00%, 09/02/2016	1,095,587
425,000	Long Beach, CA, FA Natural Gas 1.63%, 11/15/2027(1)	402,569
1,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	1,117,530
	Port of Oakland, CA
985,000	5.00%, 05/01/2021	1,150,253
500,000	5.00%, 05/01/2023	581,440
1,000,000	Rancho Cucamonga, CA, Redev Agency Tax 5.00%, 09/01/2029	1,155,220
1,150,000	San Bernardino, CA, USD GO 5.00%, 08/01/2021	1,346,639
1,000,000	San Buenaventura, CA, Community Memorial Health System 7.50%, 12/01/2041	1,213,020

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 3,000,000	San Diego, CA, Redev Agency Tax Allocation 7.00%, 11/01/2039	$3,507,990
875,000	San Joaquin Hills, CA, Transporation Auth 5.00%, 01/15/2029	957,653
	San Jose, CA, Redev Agency
2,575,000	5.00%, 08/01/2022	2,726,384
500,000	6.50%, 08/01/2023	551,630
	San Mateo Joint Powers Financing Auth
1,250,000	5.00%, 06/15/2029	1,451,662
1,250,000	5.00%, 06/15/2030	1,444,275
	Santa Cruz County, CA, Redev Agency
1,250,000	5.00%, 09/01/2024	1,497,737
1,335,000	6.63%, 09/01/2029	1,530,911
	Santa Margarita, CA, Water Dist Special Tax
500,000	4.25%, 09/01/2021	536,175
500,000	5.00%, 09/01/2022	564,305
500,000	5.00%, 09/01/2023	563,190
1,130,000	5.00%, 09/01/2028	1,260,752
3,000,000	Twin Rivers, CA, Unif School Dist Cops 3.45%, 07/01/2037(1)	3,005,640

		53,485,687

	Colorado - 0.2%
1,000,000	Denver, CO, City and County Special Fac Airport Rev 5.00%, 11/15/2018	1,111,860

	Connecticut - 1.4%
2,600,000	City of New Haven, CT, GO 5.00%, 08/01/2024	3,018,158
980,000	Connecticut Housing FA 4.00%, 11/15/2044	1,047,816
1,850,000	Hartford, CT, GO 5.00%, 04/01/2026	2,106,762

		6,172,736

	District of Columbia - 0.6%
	Metropolitan Washington, DC, Airport Auth System Rev
1,000,000	5.00%, 10/01/2020	1,148,350
1,450,000	5.00%, 10/01/2022	1,683,030

		2,831,380

	Florida - 8.4%
	Arlington of Naples
500,000	6.50%, 05/15/2020(2)	500,635
500,000	7.00%, 05/15/2024(2)	564,450
2,000,000	Broward County, FL, School Board 5.00%, 07/01/2027	2,334,275
200,000	Collier County, FL, Industrial Development Auth 6.25%, 05/15/2035(2)	200,122
2,125,000	Florida Village Community Development Dist No 8 6.38%, 05/01/2038	2,342,175
	Greater Orlando, FL, Aviation Auth
3,300,000	5.00%, 10/01/2021	3,810,642
1,040,000	5.00%, 10/01/2024	1,183,000
125,000	Highlands County, FL, Adventist Health (Prerefunded with US Gov't Securities) 5.25%, 11/15/2036(1)	132,769
1,905,000	Highlands County, FL, Health Fac Auth 5.25%, 11/15/2036	1,996,269
2,000,000	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc. 6.25%, 09/01/2027	2,131,260
2,700,000	Jacksonville, FL, Sales Tax Rev 5.00%, 10/01/2021	3,173,715
2,000,000	Lake County, FL, School Board 5.00%, 06/01/2026	2,311,300
1,750,000	Lakeland, FL, Retirement Community Rev 6.38%, 01/01/2043	1,845,970

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 500,000	Magnolia Creek, FL, Community Development Dist Capital Improvement 0.00%, 05/01/2039*	$115,000
3,000,000	Miami-Dade County, FL 5.00%, 07/01/2032	3,436,050
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,138,250
2,500,000	5.00%, 10/01/2026	2,819,750
2,000,000	Miami-Dade County, FL, School Board 5.00%, 08/01/2027(3)	2,276,680
2,130,000	Orange County, FL, School Board 5.00%, 08/01/2026	2,459,170
1,000,000	Palm Beach County, FL, Health System 6.75%, 06/01/2024	1,116,010
1,560,000	River Bend Community Development Dist, Capital Improvement Rev 0.00%, 11/01/2015*	94,068
500,000	Village, FL, Community Development Dist #11 3.25%, 05/01/2019	499,460
775,000	Volusia County, FL, School Board 5.00%, 08/01/2025	913,709

		37,394,729

	Georgia - 0.7%
1,500,000	Dekalb Newton and Gwinnett Counties, GA, Joint DA 6.00%, 07/01/2034	1,681,095
1,500,000	Marietta, GA, DA Life University, Inc. Proj 7.00%, 06/15/2030	1,586,715

		3,267,810

	Hawaii - 0.3%
1,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	1,153,850

	Idaho - 0.2%
1,000,000	Idaho State Helath Facilities Auth Rev 5.00%, 03/01/2032	1,103,220

	Illinois - 10.6%
830,000	Aurora, IL, Tax Increment Rev 6.75%, 12/30/2027	896,964
	Chicago Park Dist
1,000,000	4.00%, 01/01/2017	1,028,270
250,000	5.00%, 01/01/2020	267,825
500,000	5.25%, 01/01/2037	518,765
1,625,000	Chicago, IL, Board of Education 6.00%, 01/01/2020	1,769,641
855,000	Chicago, IL, O'Hare International Airport Rev 5.25%, 01/01/2027	857,685
	Chicago, IL, Park Dist, GO
700,000	5.00%, 01/01/2025	762,559
2,750,000	5.00%, 01/01/2026	2,966,975
2,770,000	Chicago, IL, Transit Auth 5.00%, 06/01/2021	2,839,361
700,000	City of Chicago, IL, GO 5.00%, 12/01/2023	701,568
615,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2017	638,678
1,000,000	City of Chicago IL Waterworks Rev 5.00%, 11/01/2028	1,070,960
	City of Chicago, IL, GO
1,700,000	4.00%, 01/01/2018	1,711,985
2,000,000	5.00%, 01/01/2024	2,002,620
1,000,000	5.50%, 01/01/2040	963,560
1,400,000	Illinois FA Rev, Art Institute of Chicago Ser A 6.00%, 03/01/2038	1,620,962
3,000,000	Illinois FA Rev, Silver Cross Hospital and Medicine 5.50%, 08/15/2030	3,243,540
4,000,000	Illinois Metropolitan Pier & Exposition Auth 2.96%, 12/15/2024(4)	2,896,000

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Illinois State FA Rev
$ 1,650,000	5.00%, 11/15/2031	$1,844,667
1,500,000	5.00%, 11/15/2033	1,665,180
1,250,000	7.75%, 08/15/2034	1,520,313
	Illinois State GO
1,500,000	5.00%, 01/01/2022	1,577,310
1,500,000	5.00%, 08/01/2025	1,580,385
1,500,000	5.25%, 01/01/2021	1,640,580
1,650,000	Illinois State Sales Tax Rev 6.50%, 06/15/2022	1,933,222
2,000,000	Illinois State Toll Highway Auth 5.00%, 01/01/2030	2,281,620
2,800,000	Kane Cook & DuPage Counties GO 5.00%, 01/01/2031	3,099,180
1,630,000	Metropolitan Pier & Exposition Auth 5.00%, 12/15/2020	1,861,346
985,000	State of Illinois 5.00%, 02/01/2026	1,035,747

		46,797,468

	Indiana - 1.8%
1,000,000	Indiana State FA Hospital Rev 5.00%, 12/01/2029	1,152,760
1,625,000	Indiana State Financing Auth Rev 5.00%, 03/01/2023	1,794,975
1,000,000	Indianapolis, IN Airport Auth Rev 5.00%, 01/01/2029	1,123,090
775,000	Richmond, IN, Hospital Auth Rev 5.00%, 01/01/2035	851,159
2,000,000	Vigo County, IN, Hospital Auth 5.75%, 09/01/2042(2)	2,070,880
1,000,000	Whiting, IN, Environmental Facilities Rev 1.85%, 06/01/2044(1)	998,400

		7,991,264

	Kansas - 0.3%
1,000,000	Wyandotte County-Kansas City, KS 5.00%, 09/01/2025	1,172,540

	Kentucky - 0.9%
350,000	Kentucky Public Transportation Inf Auth 5.00%, 07/01/2017	373,744
1,515,000	Louisville & Jefferson County, KY 5.00%, 12/01/2023	1,746,022
1,710,000	Louisville & Jefferson County, KY, Metropolitan 1.65%, 10/01/2033(1)	1,727,699

		3,847,465

	Louisiana - 2.8%
2,500,000	Louisana State, Tobacco Settlement Financing Corp. 5.00%, 05/15/2026	2,642,000
1,750,000	Louisiana State, Local Gov't Environmental Facilities & Community Development Auth 6.00%, 11/15/2035	1,731,608
	New Orleans, LA, Aviation Board
750,000	5.00%, 01/01/2034	818,730
2,500,000	6.00%, 01/01/2023	2,860,450
4,000,000	State of Louisiana 5.00%, 12/01/2031	4,572,760

		12,625,548

	Maryland - 0.3%
1,500,000	Westminster Maryland Rev 4.38%, 07/01/2021	1,527,690

	Massachusetts - 1.5%
1,200,000	Massachusetts State Development Fin Agency Rev 8.00%, 04/15/2031	1,392,144
1,390,000	Massachusetts State Health and Education Fac Auth 8.00%, 10/01/2039	1,406,819

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 965,000	Massachusetts State Health and Education Fac Auth Rev 8.00%, 10/01/2039	$976,676
	Massachusetts State PA
455,000	4.00%, 07/01/2022	501,979
385,000	5.00%, 07/01/2021	447,162
650,000	5.00%, 07/01/2023	760,097
1,200,000	Tufts Medical Center, Inc 5.00%, 01/01/2019	1,327,956

		6,812,833

	Michigan - 3.9%
4,000,000	Kent, MI, Hospital FA 6.00%, 07/01/2035	4,012,120
	Michigan FA
1,000,000	5.00%, 07/01/2018	1,084,550
650,000	5.00%, 07/01/2029	712,042
2,700,000	5.00%, 10/01/2030	3,073,761
	Michigan St FA
2,555,000	5.00%, 06/01/2033	2,794,889
1,000,000	5.00%, 06/01/2034	1,089,970
2,000,000	Royal Oak, MI, Hospital FA 8.25%, 09/01/2039	2,434,200
	Wayne County, MI, Airport Auth Rev
1,000,000	5.00%, 12/01/2015	1,014,030
1,000,000	5.00%, 12/01/2030	1,129,420

		17,344,982

	Missouri - 0.9%
3,500,000	Kirkwood, MO, Industrial DA Retirement Community 8.25%, 05/15/2045	3,963,435

	Nevada - 0.6%
	Las Vegas, NV Spl Impt Dist
365,000	5.00%, 06/01/2027	371,490
700,000	5.00%, 06/01/2029	707,413
415,000	Mesquite, NV, Special Improvement Dist 07-01 6.00%, 08/01/2027	419,789
1,110,000	Nevada State Natural Resources GO 5.00%, 03/01/2026	1,308,723

		2,807,415

	New Jersey - 2.8%
2,855,000	New Jersey Health Care Facilities FA, Hospital Asset Transformation 5.75%, 10/01/2031	3,168,907
	New Jersey State Econ DA
1,510,000	4.88%, 09/15/2019	1,578,796
1,590,000	5.00%, 03/01/2023	1,706,913
2,000,000	New Jersey State Educational FA Rev, University of Medicine & Dentistry 7.50%, 12/01/2032	2,470,140
	New Jersey State Transportation Trust Fund Auth
5,000,000	3.19%, 12/15/2032(4)	2,205,700
1,000,000	5.00%, 09/15/2017	1,070,500

		12,200,956

	New Mexico - 1.0%
3,000,000	Los Alamos County, NM, Tax Improvement Rev 5.88%, 06/01/2027	3,410,430
905,000	Montecito Estates, NM, Public Improvement Dist 7.00%, 10/01/2037	935,290

		4,345,720

	New York - 13.0%
4,000,000	City of New York, NY 6.25%, 10/15/2028	4,653,584
2,000,000	Liberty, NY, Corp. Development Goldman Sachs Headquarters 5.25%, 10/01/2035	2,331,400
940,000	New York City Housing Development Corp. 4.50%, 02/15/2048	963,735

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 15,000,000	New York City, NY, Water and Sewer Financing Auth Rev 5.00%, 06/15/2039	$17,036,250
2,100,000	New York Metropolitan Transportation Auth Rev 5.00%, 11/15/2020	2,459,940
1,195,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	1,251,225
	New York State Dormitory Auth Rev
1,670,000	5.00%, 03/15/2022	1,952,998
2,000,000	5.00%, 12/15/2027	2,343,020
970,000	5.00%, 03/15/2028	1,061,306
1,000,000	5.00%, 03/15/2030	1,168,110
860,000	New York State Energy Research & Development Auth 2.38%, 07/01/2026(1)	852,991
1,535,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(2)	1,587,512
	New York State Thruway Auth
1,000,000	5.00%, 01/01/2019	1,127,490
1,000,000	5.00%, 03/15/2021	1,178,810
1,000,000	New York State Urban Development Corp. Rev 5.00%, 03/15/2026	1,175,300
2,000,000	New York, NY, IDA Terminal One Group Assoc Proj AMT 5.50%, 01/01/2024(1)	2,035,900
1,145,000	Newburth, NY, GO 5.00%, 06/15/2019	1,251,027
2,750,000	PA of New York and New Jersey 5.00%, 10/15/2025	3,227,593
2,340,000	Town of Oyster Bay, NY, GO 5.00%, 08/15/2024	2,762,464
2,500,000	TSASC, Inc. 5.00%, 06/01/2034	2,261,900
940,000	Ulster County, NY, Capital Resource Corp. Rev 1.02%, 09/15/2044(2)(4)	708,948
2,000,000	Ulster County, NY, IDA Kingston Regional Senior Living 6.00%, 09/15/2042	1,963,080
	Yonkers, NY, GO
885,000	3.00%, 08/15/2019	925,374
1,000,000	5.00%, 03/15/2021	1,155,590

		57,435,547

	North Carolina - 1.0%
1,325,000	North Carolina Eastern Municipal Power 4.00%, 01/01/2020	1,478,886
1,555,000	North Carolina Medical Care Commission Retirement FA Rev, First Mortgage Galloway Ridge 5.88%, 01/01/2031	1,699,195
1,000,000	North Carolina State Medical Care Commission, Galloway Ridge, Inc. 6.00%, 01/01/2039	1,084,630

		4,262,711

	Ohio - 3.8%
2,000,000	Allen County, OH, Hospital Fac Rev 5.00%, 05/01/2023	2,312,280
4,000,000	Buckeye Tobacco Settlement FA 5.88%, 06/01/2047	3,200,000
6,680,000	Buckeye, OH, Tobacco Settlement FA 6.00%, 06/01/2042	5,392,296
2,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	2,411,680
2,275,000	Lancaster, OH, Gas Rev 0.73%, 02/01/2019(1)	2,254,684
1,235,000	Ohio State Cultural Sports Fac Building Projects 5.00%, 04/01/2020	1,425,042

		16,995,982

	Oregon - 0.4%
	Port of Portland, Oregon Airport Rev
1,000,000	5.00%, 07/01/2031	1,126,930

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 750,000	5.00%, 07/01/2032	$842,130

		1,969,060

	Other U.S. Territories - 0.2%
705,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	697,964

	Pennsylvania - 4.9%
500,000	Allegheny County Hospital Development Auth 5.38%, 08/15/2029	564,160
985,000	Allegheny County, PA, Industrial DA Charter School 6.75%, 08/15/2035	1,066,686
2,000,000	Commonwealth FA 5.00%, 06/01/2026	2,284,980
1,165,000	Montgomery County, PA, Higher Education and Health 5.00%, 10/01/2023	1,301,142
1,000,000	Pennsylvania State GO 7.00%, 07/15/2028	1,062,940
2,250,000	Pennsylvania State IDA 5.00%, 07/01/2021	2,609,235
	Pennsylvania State Turnpike Commission Rev
575,000	0.90%, 12/01/2020(1)	572,579
2,000,000	0.92%, 12/01/2021(1)	1,981,960
925,000	1.00%, 12/01/2021(1)	920,838
1,335,000	6.00%, 06/01/2028	1,501,942
1,750,000	Pennsylvania State, PA, GO 5.00%, 08/15/2023	2,056,687
	Philadelphia, PA, Municipal Auth
750,000	6.38%, 04/01/2029	870,270
800,000	6.50%, 04/01/2034	925,656
	Pittsburgh, PA, School Dist GO
1,575,000	5.00%, 09/01/2021	1,828,244
750,000	5.00%, 09/01/2023	864,135
1,000,000	Susquehanna, PA, Regional Airport Auth System Rev 5.00%, 01/01/2019	1,082,940

		21,494,394

	Rhode Island - 1.6%
1,415,000	Cranston, RI, GO 5.00%, 07/01/2019	1,587,290
1,900,000	Rhode Island Health & Educational Bldg Corp. 5.00%, 05/15/2027	2,174,797
1,500,000	Rhode Island State & Providence Plantations 4.00%, 10/01/2018	1,616,580
1,655,000	Rhode Island State Health & Educational Bldg Corp. 4.00%, 05/15/2017	1,724,312

		7,102,979

	South Carolina - 0.1%
1,987,000	Lancaster County, SC, Sun City Assessment 0.00%, 11/01/2017*	397,400

	South Dakota - 0.5%
1,000,000	South Dakota State Education Enhancement 5.00%, 06/01/2026	1,106,870
1,000,000	South Dakota State Health & Educational FA 5.00%, 11/01/2029	1,140,360
185,000	South Dakota State Housing DA 6.13%, 05/01/2033	189,928

		2,437,158

	Texas - 7.6%
1,000,000	Arlington, TX, Higher Education Fin 5.00%, 08/15/2027	1,163,150
1,500,000	Brazos Harbor, TX, Industrial Development Corp. 5.90%, 05/01/2038(1)	1,620,465
1,250,000	Dallas Independent School Dist 1.50%, 02/15/2034(1)	1,255,175
1,350,000	Dallas, TX, Ind School Dist GO 5.00%, 08/15/2034	1,354,657

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 2,000,000	Dallas-Fort Worth, TX, International Airport Fac Improvement Corp. 6.15%, 01/01/2016	$2,010,320
	Harris County - Houston, TX
250,000	5.00%, 11/15/2032	275,933
350,000	5.00%, 11/15/2034	383,421
1,000,000	North East TX ISD, GO 5.00%, 08/01/2028	1,175,280
	North Texas Tollway Auth Rev
2,995,000	5.00%, 01/01/2022	3,491,481
2,500,000	5.00%, 01/01/2030	2,751,825
1,985,000	San Antonio, TX, Airport System Rev 5.00%, 07/01/2023	2,280,269
2,200,000	San Antonio, TX, Water Rev 5.00%, 05/15/2026	2,607,066
	Tarrant County, TX, Cultural Education Fac
610,000	3.88%, 11/15/2020	611,379
1,000,000	5.00%, 10/01/2034	1,057,120
1,500,000	Texas State Transportation Commission 0.37%, 04/01/2032(1)	1,500,990
1,250,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	1,365,712
2,500,000	Texas State Transportation Commission, GO 0.40%, 10/01/2041(1)	2,502,275
2,000,000	Travis County, TX, Health Fac Development 7.13%, 11/01/2040	2,312,020
600,000	Travis County, TX, Health Fac, Querencia Barton Creek Project 5.65%, 11/15/2035	603,054
3,500,000	Wylie, TX, ISD, GO 1.50%, 08/15/2018(4)	3,376,485

		33,698,077

	Vermont - 0.2%
900,000	Vermont State Econ DA Waste 4.75%, 04/01/2036(1)(2)	898,767

	Virginia - 0.5%
1,750,000	Washington County, VA, Industrial DA Hospital 7.75%, 07/01/2038	2,018,363

	Washington - 3.2%
	Grant County, WA, Utility Dist #2
1,825,000	5.00%, 01/01/2022	2,127,530
1,905,000	5.00%, 01/01/2023	2,236,965
	Washington State Health Care Fac Auth
1,295,000	5.00%, 01/01/2026	1,482,050
780,000	5.00%, 07/01/2028	851,253
2,000,000	5.00%, 03/01/2029	2,275,320
3,600,000	Washington State Health Care Fac Auth, VA Mason Medical 6.13%, 08/15/2037	3,879,432
1,150,000	Washington State Housing Finance Commission 7.00%, 07/01/2045(2)(3)	1,162,972

		14,015,522

	West Virginia - 0.3%
1,240,000	West Virginia Economic Development Auth 1.90%, 03/01/2040(1)	1,233,899

	Wisconsin - 3.4%
1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	2,053,273
1,500,000	Public Finance Auth 5.00%, 09/01/2025(2)	1,572,540
1,700,000	Wisconsin Health and Educational Fac, Iowa Health System Obligated Group 5.00%, 12/01/2028	1,954,728
	Wisconsin State
2,685,000	5.75%, 05/01/2033	3,076,178
1,295,000	6.00%, 05/01/2036	1,501,475
2,000,000	Wisconsin State Health & Educational Fac Auth Rev 5.00%, 11/15/2027	2,297,300

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 2,465,000	Wisconsin State Health and Educational Fac Auth Rev 5.25%, 08/15/2024		$2,556,846

			15,012,340

	Total Municipal Bonds (cost $410,856,816)		423,276,703

	Total Long-Term Investments (cost $410,856,816)		423,276,703

Short-Term Investments - 4.3%
	Other Investment Pools & Funds - 4.3%
19,087,651	JP Morgan Tax Free Money Market Fund		19,087,651

	Total Short-Term Investments (cost $19,087,651)		19,087,651

	Total Investments (cost $429,944,467)^	99.9%	$442,364,354
	Other Assets and Liabilities	0.1%	649,901

	Total Net Assets	100.0%	$443,014,255

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$17,721,625
Unrealized Depreciation	(5,301,738)

Net Unrealized Appreciation	$12,419,887

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $9,266,826, which represents 2.1% of total net assets.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities were $3,401,344 at July 31, 2015.
(4)	The interest rate disclosed for these holdings are the effective yield on the date of the acquisition.

Futures Contracts Outstanding at July 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Long Bond Future	81	09/21/2015	$12,530,187	$12,630,937	$(100,750)

Total futures contracts					$(100,750)

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
AMT	Alternative Minimum Tax
DA	Development Authority
FA	Finance Authority
GO	General Obligation
ISD	Independent School District

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	United School District
VA	Veterans Administration

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Municipal Bonds	$423,276,703	$—	$423,276,703	$—
Short-Term Investments	19,087,651	19,087,651	—	—

Total	$442,364,354	$19,087,651	$423,276,703	$—

Liabilities
Futures Contracts(2)	$(100,750)	$(100,750)	$—	$—

Total	$(100,750)	$(100,750)	$—	$—

(1)	For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Municipal Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 98.3%
	Alaska - 2.5%
$ 250,000	City of Valdez, AK 5.00%, 01/01/2016	$254,467

	Arizona - 4.0%
250,000	Arizona State Health Fac Auth Hospital System Rev 5.00%, 02/01/2020	278,180
120,000	City of Phoenix Civic Improvement Corp. 5.00%, 07/01/2018	133,236

		411,416

	California - 7.4%
250,000	Bay Area, Toll Auth Bridge Rev 1.88%, 04/01/2047(1)	254,195
250,000	California State Health Facilities Financing Auth 5.88%, 07/01/2025	288,250
200,000	Jurupa Public Financing Auth 4.00%, 09/01/2018	213,338

		755,783

	Colorado - 4.8%
110,000	Colorado Health Fac Auth 2.00%, 09/01/2017	111,614
250,000	Denver, CO, City and County Special Fac Airport 5.25%, 11/15/2018	280,297
100,000	E-470 Public Highway Auth 3.00%, 09/01/2016	102,181

		494,092

	Connecticut - 4.8%
200,000	City of Hartford CT 4.00%, 04/01/2016	204,922
250,000	Town of Hamden, CT, GO 5.00%, 08/15/2019	280,325

		485,247

	Florida - 14.3%
265,000	Broward County, FL, Airport System Rev 5.00%, 10/01/2020	302,357
265,000	JEA Electric System Rev 5.00%, 10/01/2015	267,096
100,000	Lake County,FL, School Board 3.00%, 06/01/2016	102,090
250,000	Miami-Dade County, FL, Seaport Rev 3.00%, 10/01/2015	251,020
245,000	Orlando & Orange County, FL, Expressway Auth 8.25%, 07/01/2016	261,969
250,000	School District of Broward County, FL, GO 5.00%, 07/01/2017	269,915

		1,454,447

	Illinois - 17.5%
100,000	Chicago Park Dist 5.00%, 01/01/2017	104,207
255,000	Chicago, IL, Board of Education 0.00%, 12/01/2016	244,326
250,000	City of Chicago O'Hare International Airport 5.25%, 01/01/2019	275,832
95,000	City of Chicago, IL 4.00%, 01/01/2020	94,655
50,000	City of Chicago, IL, Water Rev 5.00%, 11/01/2016	52,001
	City of Chicago, IL, Waterworks Rev
200,000	5.00%, 11/01/2018	216,886
20,000	5.00%, 11/01/2020	22,109
100,000	Cook County, IL, GO 5.00%, 11/15/2019	108,723

Hartford Municipal Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 250,000	Illinois State Toll Highway Auth 5.00%, 12/01/2017	$273,015
150,000	State of Illinois Unemployment Compensation Trust Fund 5.00%, 12/15/2016	159,102
	State of Illinois, GO
100,000	5.00%, 02/01/2020	108,385
120,000	5.00%, 02/01/2022	129,716

		1,788,957

	Louisiana - 3.1%
200,000	Louisiana State Citizens Property Insurance Corp. 5.00%, 06/01/2020	207,594
100,000	Louisiana State Public Facilities Auth Rev 3.00%, 05/15/2018	104,032

		311,626

	Michigan - 2.6%
250,000	Wayne County, MI, Airport Auth 5.00%, 12/01/2021	269,832

	Nevada - 4.3%
150,000	Clark County, NV, Department of Aviation 5.00%, 07/01/2017	161,030
250,000	Clark County, NV, School Dist 5.00%, 06/15/2022	273,027

		434,057

	New Jersey - 3.0%
280,000	New Jersey Educational Fac Auth Rev 5.00%, 09/01/2019	304,335

	New York - 9.2%
250,000	City of New York, NY, GO 5.00%, 08/01/2019	285,737
	New York State Dormitory Auth Rev
250,000	4.00%, 05/01/2019	273,305
360,000	5.00%, 07/01/2016	374,717

		933,759

	Ohio - 1.1%
100,000	County of Franklin, OH, Hospital Fac Rev 5.00%, 05/15/2018	110,872

	Pennsylvania - 7.1%
165,000	Allegheny County, PA, Hospital Development Auth 5.38%, 08/15/2029	186,173
250,000	Commonwealth of Pennsylvania, PA, GO 5.00%, 08/15/2019	284,075
250,000	Pennsylvania State Turnpike Commission Rev 1.00%, 12/01/2021(1)	248,875

		719,123

	Rhode Island - 1.0%
100,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032(2)	106,200

	South Carolina - 1.5%
	Piedmont Municipal Power Agency
90,000	5.00%, 01/01/2016	91,732
55,000	5.00%, 01/01/2017	58,278

		150,010

	Texas - 9.1%
300,000	Duncanville Independent School Dist 2.00%, 02/15/2017	306,471
400,000	Leander Independent School Dist 1.18%, 08/15/2017(3)	391,516
120,000	Lower Colorado River Auth Rev 4.00%, 05/15/2020	133,253

Hartford Municipal Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 100,000	Tarrant County, TX, Cultural Education Fac Finance Corp. 4.50%, 11/15/2021		$100,028

			931,268

	Washington - 1.0%
100,000	Washington State Housing Finance Commission 4.38%, 01/01/2021(2)(4)		101,484

	Total Municipal Bonds (cost $9,976,207)		10,016,975

	Total Long-Term Investments (cost $9,976,207)		10,016,975

Short-Term Investments - 5.1%
	Other Investment Pools & Funds - 5.1%
521,237	JP Morgan Tax Free Money Market Fund		521,237

	Total Short-Term Investments (cost $521,237)		521,237

	Total Investments (cost $10,497,444)^	103.4%	$10,538,212
	Other Assets and Liabilities	(3.4)%	(343,423)

	Total Net Assets	100.0%	$10,194,789

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$44,923
Unrealized Depreciation	(4,155)

Net Unrealized Appreciation	$40,768

(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities were $206,095 at July 31, 2015.
(3)	The interest rate disclosed for this holding is the effective yield on the date of the acquisition.
(4)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2015, the aggregate value of this security was $101,484, which represents 1.0% of total net assets.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Municipal Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Municipal Bonds	$10,016,975	$—	$10,016,975	$—
Short-Term Investments	521,237	521,237	—	—

Total	$10,538,212	$521,237	$10,016,975	$—

(1)	For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Quality Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 26.2%
	Asset-Backed - Automobile - 2.1%
$ 250,000	AmeriCredit Automobile Receivables Trust 3.38%, 04/09/2018	$254,521
150,000	First Investors Automotive Owner Trust 2.47%, 05/15/2018(1)	150,804
23,534	Santander Drive Automotive Receivables Trust 3.82%, 08/15/2017	23,626
200,000	Westlake Automobile Receivables Trust 2.24%, 04/15/2020(1)	200,285

		629,236

	Asset-Backed - Credit Card - 1.0%
125,000	Bank of America Credit Card Trust 0.48%, 01/15/2020(2)	125,028
170,000	Cabela's Master Credit Card Trust 0.64%, 07/15/2022(2)	169,328

		294,356

	Asset-Backed - Finance & Insurance - 6.8%
250,000	Ally Master Owner Trust 1.72%, 07/15/2019	251,567
250,000	Carlyle Global Market Strategies Ltd. 1.81%, 04/17/2025(1)(2)	249,875
250,000	Dryden Senior Loan Fund 1.77%, 07/15/2026(1)(2)	249,950
	Magnetite CLO Ltd.
250,000	1.77%, 04/15/2026(1)(2)	249,925
250,000	2.14%, 07/25/2026(1)(2)	247,600
105,000	Ocwen Freddie Advance Funding 2.06%, 11/15/2045(1)	104,990
147,322	SpringCastle America Funding LLC 2.70%, 05/25/2023(1)	148,057
	Springleaf Funding Trust
110,000	2.41%, 12/15/2022(1)	110,323
250,000	3.16%, 11/15/2024(1)	252,571
170,625	TAL Advantage LLC 2.83%, 02/22/2038(1)	170,166

		2,035,024

	Asset-Backed - Home Equity - 0.6%
211,629	Asset Backed Securities Corp. Home Equity Loan Trust 0.70%, 08/25/2034(2)	189,380

	Commercial Mortgage-Backed Securities - 4.2%
206,364	Commercial Mortgage Trust 5.44%, 03/10/2039	216,531
	FREMF Mortgage Trust
153,000	3.42%, 11/25/2046(1)(2)	155,688
165,000	4.22%, 06/25/2047(1)(2)	168,833
200,000	4.54%, 10/25/2030(1)(2)	210,789
89,963	LB-UBS Commercial Mortgage Trust 5.37%, 09/15/2039	92,997
385,447	Morgan Stanley Re-Remic Trust 5.80%, 08/15/2045(1)(2)	407,769

		1,252,607

	Whole Loan Collateral CMO - 11.5%
	Connecticut Avenue Securities
30,000	2.79%, 05/25/2024(2)	26,713
20,000	2.79%, 05/25/2024(2)	18,181
300,000	4.59%, 01/25/2024(2)	305,636
100,000	5.44%, 10/25/2023(2)	107,491
224,996	First Horizon Mortgage Pass-Through Certificates 2.71%, 08/25/2037(2)	184,675
188,930	GSR Mortgage Loan Trust 2.56%, 04/25/2036(2)	159,822

The Hartford Quality Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 99,483	IndyMac Index Mortgage Loan Trust 2.96%, 06/25/2036(2)	$79,097
263,417	LSTAR Securities Investment Trust 2.19%, 05/01/2020(1)(2)	260,865
70,937	Morgan Stanley Dean Witter Capital I 1.70%, 03/25/2033(2)	66,389
197,420	MortgageIT Trust 0.83%, 02/25/2035(2)	192,425
237,070	Residential Accredit Loans, Inc. 3.54%, 09/25/2035(2)	201,643
	Residential Funding Mortgage Securities, Inc.
156,484	2.85%, 09/25/2035(2)	145,610
235,125	3.18%, 02/25/2036(2)	216,912
161,806	5.75%, 01/25/2036	133,373
88,300	Sequoia Mortgage Trust 0.42%, 02/20/2035(2)	82,995
	Springleaf Mortgage Loan Trust
200,447	2.31%, 06/25/2058(1)(2)	200,982
155,172	3.52%, 12/25/2065(1)(2)	157,961
250,835	Thornburg Mortgage Securities Trust 2.23%, 04/25/2045(2)	251,489
215,000	Towd Point Mortgage Trust 3.00%, 03/25/2054(1)	215,071
	Washington Mutual Mortgage Pass-Through Certificates WMALT
41,192	0.35%, 02/25/2037(2)	31,074
228,000	5.50%, 03/25/2035	226,581
198,103	Wells Fargo Mortgage Backed Securities Trust 2.63%, 10/25/2036(2)	183,688

		3,448,673

	Total Asset & Commercial Mortgage Backed Securities (cost $7,752,713)	7,849,276

Municipal Bonds - 0.4%
	Power - 0.4%
110,000	Utility Debt Securitization Auth, New York 3.44%, 12/15/2025	115,034

	Total Municipal Bonds (cost $109,994)	115,034

U.S. Government Agencies - 76.8%
	FHLMC - 15.8%
3,700,000	1.62%, 08/25/2040(2)(3)	215,381
695,000	1.66%, 07/25/2041(2)(3)	74,221
2,250,000	1.75%, 11/25/2040(2)(3)	239,060
200,000	3.00%, 08/01/2030(4)	207,327
395,000	3.00%, 08/01/2045(4)	396,234
200,000	3.50%, 08/01/2030(4)	210,723
1,910,000	3.50%, 08/01/2045(4)	1,978,372
825,000	4.00%, 08/01/2045(4)	875,918
500,000	4.50%, 08/01/2045(4)	541,484

		4,738,720

	FNMA - 43.4%
50,000	2.44%, 01/01/2023	49,985
254,480	2.48%, 08/01/2022	257,113
350,000	2.50%, 08/01/2030(4)	355,250
4,782	2.66%, 09/01/2022	4,878
476,833	2.71%, 12/01/2027	472,112
25,000	2.76%, 05/01/2021	25,793
4,872	2.78%, 04/01/2022	5,010
359,995	2.95%, 01/01/2028	361,436
4,702	2.98%, 01/01/2022	4,888
2,065,000	3.00%, 08/01/2045(4)	2,077,711
1,400,000	3.00%, 09/01/2045(4)	1,404,680
4,784	3.20%, 04/01/2022	5,032
25,000	3.21%, 05/01/2023	26,205
15,000	3.34%, 04/01/2024	15,689

The Hartford Quality Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 84,363	3.45%, 01/01/2024	$89,041
4,961	3.47%, 01/01/2024	5,243
2,950,000	3.50%, 08/01/2045(4)	3,061,132
1,000,000	3.50%, 09/01/2045(4)	1,034,898
250,000	3.54%, 02/01/2024	265,400
14,624	3.67%, 08/01/2023	15,741
5,000	3.76%, 03/01/2024	5,380
5,000	3.86%, 12/01/2025	5,403
14,630	3.87%, 10/01/2025	15,815
14,831	3.89%, 05/01/2030	16,024
15,286	3.93%, 10/01/2023	16,813
113,222	3.96%, 05/01/2034	123,946
10,000	3.97%, 05/01/2029	10,753
200,000	4.00%, 08/01/2030(4)	209,813
281,442	4.00%, 03/01/2041	300,325
9,645	4.06%, 10/01/2028	10,701
498,570	4.06%, 03/01/2030	544,442
180,159	4.50%, 08/01/2041	197,930
65,335	4.50%, 09/01/2041	71,044
1,800,000	4.50%, 08/13/2045(4)	1,952,789

		13,018,415

	GNMA - 17.6%
100,000	3.00%, 08/01/2045(4)	101,703
700,000	3.00%, 08/01/2045(4)	711,922
200,000	3.50%, 08/01/2045(4)	208,812
1,650,000	3.50%, 08/01/2045(4)	1,723,219
66,967	4.00%, 05/16/2042(3)	10,840
900,000	4.00%, 08/01/2045(4)	955,705
121,629	4.50%, 09/20/2041	132,880
350,000	4.50%, 08/01/2045(4)	377,152
84,610	5.00%, 07/15/2039	95,663
79,811	5.00%, 06/15/2041	88,538
360,628	5.00%, 10/16/2041(3)	61,230
80,008	5.00%, 03/15/2044	88,698
100,000	5.00%, 08/01/2045(4)	110,672
100,000	5.50%, 08/01/2045(4)	112,234
52,139	6.00%, 01/15/2039	59,383
399,401	6.00%, 09/15/2040	454,576

		5,293,227

	Total U.S. Government Agencies (cost $22,874,148)	23,050,362

U.S. Government Securities - 3.5%
	U.S. Treasury Securities - 3.5%
	U.S. Treasury Notes - 3.5%
775,000	2.00%, 02/15/2022	780,631
270,000	2.13%, 05/15/2025	268,144

		1,048,775

	Total U.S. Government Securities (cost $1,033,478)	1,048,775

	Total Long-Term Investments (cost $31,770,333)	32,063,447
Short-Term Investments - 54.5%
	Other Investment Pools & Funds - 54.5%
16,321,563	Fidelity Money Market Class 1	16,321,563

	Total Short-Term Investments (cost $16,321,563)	16,321,563

The Hartford Quality Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Total Investments (cost $48,091,896)^	161.4%	$48,385,010
Other Assets and Liabilities	(61.4)%	(18,397,661)

Total Net Assets	100.0%	$29,987,349

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$357,711
Unrealized Depreciation	(64,597)

Net Unrealized Appreciation	$293,114

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $3,912,504, which represents 13.0% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(3)	Securities disclosed are interest-only strips.
(4)	Represents or includes a TBA transaction.

Futures Contracts Outstanding at July 31, 2015

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	6	09/21/2015	$756,028	$764,625	$8,597
U.S. Treasury 5-Year Note Future	10	09/30/2015	1,188,213	1,198,437	10,224
U.S. Treasury CME Ultra Long Term Bond Future	9	09/21/2015	1,431,650	1,435,781	4,131
U.S. Treasury Long Bond Future	3	09/21/2015	458,081	467,813	9,732

Total					$32,684

Total futures contracts					$32,684

TBA Sale Commitments Outstanding at July 31, 2015
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)

FHLMC, 5.00%	$200,000	08/01/2045	$220,156	$266
FNMA, 3.50%	400,000	08/01/2030	421,875	(1,437)
FNMA, 4.00%	255,000	08/01/2045	271,276	(1,136)
GNMA, 3.00%	1,200,000	08/01/2045	1,220,437	(16,219)
GNMA, 3.50%	300,000	08/01/2045	313,312	(3,641)

Total			$2,447,056	$(22,167)

At July 31, 2015, the aggregate market value of these securities represents (8.2)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2015

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

2.35% Fixed	3M USD LIBOR	USD	75,000	09/16/25	$63	$—	$(150)	$(213)

The Hartford Quality Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Spreadlock Swap Contracts Outstanding at July 31, 2015

Counterparty	Strike Price (1)	Notional Amount	Determination Date	Upfront Premiums Paid/(Received)	Market Value †	Unrealized Appreciation/ (Depreciation)

CBK	0.58%	12,100,000	11/02/15	$—	$(9,770)	$(9,770)

(1)	This is a spreadlock swap between the 10-Year interest rate swap curve and the yield to maturity on a 30-Year FNMA. If the rate on the 30-Year FNMA minus the 10-Year CMS (constant maturity swap) rate is greater than 0.58%, the Fund will receive money from the counterpary based on the differential. If the rate on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.58%, the Fund will pay the counterpary.

†	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Index
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

The Hartford Quality Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$7,849,276	$—	$7,483,421	$365,855
Municipal Bonds	115,034	—	115,034	—
U.S. Government Agencies	23,050,362	—	23,050,362	—
U.S. Government Securities	1,048,775	—	1,048,775	—
Short-Term Investments	16,321,563	16,321,563	—	—
Futures Contracts(2)	32,684	32,684	—	—

Total	$48,417,694	$16,354,247	$31,697,592	$365,855

Liabilities
Swaps - Interest Rate(2)	$(213)	$—	$(213)	$—
Swaps - Spreadlock(2)	(9,770)	—	(9,770)	—
TBA Sale Commitments	(2,447,056)	—	(2,447,056)	—

Total	$(2,457,039)	$—	$(2,457,039)	$—

(1)	For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Total

Beginning balance	$1,132,427	$1,132,427
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	(1,132,427)	(1,132,427)

Ending balance	$-	$-

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $0.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 44.8%
	Automobiles & Components - 2.3%
8,666	Fiat Chrysler Automobiles N.V.*	$136,319
1,560	Fuji Heavy Industries Ltd.	57,638
12,725	HI-LEX Corp.	408,514
4,945	Isuzu Motors Ltd.	68,450
24,160	Nissin Kogyo Co., Ltd.	378,516
30,435	Tachi-S Co., Ltd.	421,379
20,570	Tokai Rika Co., Ltd.	516,841
8,792	Toyota Industries Corp.	486,690
16,690	TS Tech Co., Ltd.	470,679

2,945,026

	Banks - 4.5%
1,008,362	Alpha Bank A.E.*(1)(2)	279,332
1,343	Banner Corp.	64,007
23,094	BNP Paribas S.A.	1,502,202
811,823	Eurobank Ergasias S.A.*(1)(2)	98,819
2,040	Home BancShares, Inc.	81,233
7,907	Huntington Bancshares, Inc.	92,275
146,670	Mitsubishi UFJ Financial Group, Inc.	1,067,330
457,372	Piraeus Bank S.A.*(1)(2)	149,850
59,880	San-In Godo Bank Ltd.	606,026
28,693	Societe Generale S.A.	1,408,868
828	South State Corp.	64,352
2,615	Sumitomo Mitsui Financial Group, Inc.	117,921
462	SVB Financial Group*	66,112
2,123	Synovus Financial Corp.	66,917
2,062	Webster Financial Corp.	79,717

5,744,961

	Capital Goods - 4.3%
1,500	AECOM*	46,245
3,990	Builders FirstSource, Inc.*	60,010
142,872	Capstone Turbine Corp.*	50,005
161,352	Ellaktor S.A.*(1)(2)	269,188
17,845	Inaba Denki Sangyo Co., Ltd.	607,837
4,790	ITOCHU Corp.	58,638
15,330	JGC Corp.	261,808
37,290	Kinden Corp.	497,015
2,545	KLX, Inc.*	99,968
27,850	Kuroda Electric Co., Ltd.	531,256
35,420	Namura Shipbuilding Co., Ltd.	307,560
23,640	Nippo Corp.	415,842
773	Northrop Grumman Corp.	133,737
3,209	Owens Corning	143,924
14,580	Star Micronics Co., Ltd.	223,207
26,000	Taihei Dengyo Kaisha Ltd.	268,942
14,910	Taikisha Ltd.	331,618
40,800	Takuma Co., Ltd.	265,742
2,145	Taser International, Inc.*	58,387
12,300	Toshiba Machine Co., Ltd.	47,679
1,931	Trex Co., Inc.*	87,609
24,340	Ushio, Inc.	298,205
51,870	Yamazen Corp.	436,302

		5,500,724

	Commercial & Professional Services - 1.1%
16,475	Aeon Delight Co., Ltd.	535,163
8	Clean Harbors, Inc.*	396
40,824	Heidrick & Struggles International, Inc.	892,821

1,428,380

	Consumer Durables & Apparel - 2.7%
28,680	Funai Electric Co., Ltd.	318,922
954	G-III Apparel Group Ltd.*	68,908
1,271	GoPro, Inc. Class A*	78,929

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

2,779	iRobot Corp.*	$85,565
7,488	Kate Spade & Co.*	150,659
1,412	Michael Kors Holdings Ltd.*	59,290
139,437	PanaHome Corp.	877,512
13,095	Sankyo Co., Ltd.	496,678
55,153	Sekisui House Ltd.	819,310
966	Under Armour, Inc. Class A*	95,953
20,400	Yondoshi Holdings, Inc.	434,691

		3,486,417

	Consumer Services - 0.9%
1,133	Brinker International, Inc.	67,867
575	Domino's Pizza, Inc.	65,458
1,294	Dunkin' Brands Group, Inc.	69,734
1,047	Fiesta Restaurant Group, Inc.*	60,862
1,120	HIS Co., Ltd.	40,727
651	Jack in the Box, Inc.	61,845
4,202	Las Vegas Sands Corp.	235,480
6,205	LifeLock, Inc.*	49,144
784	Marriott Vacations Worldwide Corp.	65,542
4,722	OPAP S.A.(1)(2)	34,145
714	Papa John's International, Inc.	53,950
1,236	Popeyes Louisiana Kitchen, Inc.*	75,000
1,273	Starbucks Corp.	73,745
806	Wyndham Worldwide Corp.	66,511
1,160	Wynn Resorts Ltd.	119,747

		1,139,757

	Diversified Financials - 1.6%
46,340	Aizawa Securities Co., Ltd.	315,670
234	BlackRock, Inc.	78,699
3,086	E*TRADE Financial Corp.*	87,704
376	Goldman Sachs Group, Inc.	77,106
90,409	Hellenic Exchanges - Athens Stock Exchange S.A. Holding(1)(2)	378,186
1,414	Interactive Brokers Group, Inc. Class A	56,772
25,880	Kyokuto Securities Co., Ltd.	378,479
1,295	MarketAxess Holdings, Inc.	126,651
2,085	Morgan Stanley	80,982
1,070	MSCI, Inc.	72,931
2,738	Springleaf Holdings, Inc.*	138,296
48,610	Uranium Participation Corp.*	187,698
4,677	Wisdomtree Investments, Inc.	116,457

		2,095,631

	Energy - 3.0%
31,374	Cobalt International Energy, Inc.*	241,894
58,012	Japan Petroleum Exploration Co., Ltd.	1,814,910
61,530	Karoon Gas Australia Ltd.*	105,009
11,120	Laredo Petroleum, Inc.*	95,298
1,778	Marathon Petroleum Corp.	97,203
37,973	McDermott International, Inc.*	167,081
70,529	Motor Oil Hellas Corinth Refineries S.A.(1)(2)	562,923
4,125	Patterson-UTI Energy, Inc.	68,001
2,653	Pioneer Natural Resources Co.	336,321
903	Rice Energy, Inc.*	16,299
1,070	Tesoro Corp.	104,154
37,265	Trican Well Service Ltd.	80,066
12,069	Tsakos Energy Navigation Ltd.	110,069
4,226	Whiting Petroleum Corp.*	86,591

		3,885,819

	Food & Staples Retailing - 0.3%
1,189	CVS Health Corp.	133,727
7,800	Kato Sangyo Co., Ltd.	179,756
2,932	Kroger Co.	115,052

		428,535

	Food, Beverage & Tobacco - 0.3%
1,700	Asahi Group Holdings Ltd.	56,974

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

2,340	Japan Tobacco, Inc.	$90,831
809	Monster Beverage Corp.*	124,222
1,169	Post Holdings, Inc.*	62,822

		334,849

	Health Care Equipment & Services - 1.9%
1,560	Abbott Laboratories	79,076
659	Anthem, Inc.	101,664
2,463	Cantel Medical Corp.	135,169
195,770	CareView Communications, Inc.*	70,477
1,010	Cigna Corp.	145,501
1,241	Community Health Systems, Inc.*	72,611
3,120	Corindus Vascular Robotics, Inc.*	11,326
2,279	Envision Healthcare Holdings, Inc.*	102,099
1,759	HCA Holdings, Inc.*	163,605
990	Humana, Inc.	180,269
1,670	LifePoint Health, Inc.*	138,376
1,849	Medtronic plc	144,943
1,365	Molina Healthcare, Inc.*	102,962
2,530	Natus Medical, Inc.*	114,255
12,660	Paramount Bed Holdings Co., Ltd.	378,041
1,038	Sirona Dental Systems, Inc.*	107,724
1,366	Team Health Holdings, Inc.*	92,082
749	UnitedHealth Group, Inc.	90,929
989	Universal Health Services, Inc. Class B	143,632
1,863	Zeltiq Aesthetics, Inc.*	63,994

		2,438,735

	Household & Personal Products - 0.1%
11,590	Avon Products, Inc.	65,715

	Insurance - 1.1%
45,630	Sony Financial Holdings, Inc.	872,261
30,700	T&D Holdings, Inc.	467,492
2,710	Tokio Marine Holdings, Inc.	112,853

		1,452,606

	Materials - 1.6%
9,150	Graphic Packaging Holding Co.	138,165
10,718	Louisiana-Pacific Corp.*	157,984
13,830	Maruichi Steel Tube Ltd.	356,335
6,501	Methanex Corp.	293,130
7,830	Norbord, Inc.	151,888
16,850	Tenma Corp.	274,533
7,240	Tokyo Ohka Kogyo Co., Ltd.	198,171
1,364	Wacker Chemie AG	136,960
15,050	Yamato Kogyo Co., Ltd.	353,321

		2,060,487

	Media - 1.9%
3,415	AMC Entertainment Holdings, Inc. Class A	110,134
2,067	Cinemark Holdings, Inc.	81,564
14,000	Daiichikosho Co., Ltd.	550,469
536	DISH Network Corp. Class A*	34,631
1,835	IMAX Corp.*	68,647
741	Madison Square Garden Co. Class A*	61,799
33,660	Nippon Television Holdings, Inc.	633,991
1,611	Time Warner, Inc.	141,833
2,000	Tribune Media Co. Class A	100,980
32,125	TV Asahi Holdings Corp.	503,232
1,119	Walt Disney Co.	134,280

		2,421,560

	Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
620	Agios Pharmaceuticals, Inc.*	68,312
770	Alkermes plc*	53,915
572	Allergan plc*	189,418
339	Alnylam Pharmaceuticals, Inc.*	43,199
40,689	Arena Pharmaceuticals, Inc.*	164,384

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

614	Biogen, Inc.*	$195,731
429	BioMarin Pharmaceutical, Inc.*	62,750
244	Bluebird Bio, Inc.*	40,463
2,348	Bristol-Myers Squibb Co.	154,123
902	Celgene Corp.*	118,387
1,016	Cempra, Inc.*	42,530
2,776	Dyax Corp.*	68,317
2,060	Eisai Co., Ltd.	134,446
2,054	Eli Lilly & Co.	173,584
1,009	Endo International plc*	88,328
787	Gilead Sciences, Inc.	92,756
703	Illumina, Inc.*	154,168
472	Incyte Corp.*	49,220
156	Intercept Pharmaceuticals, Inc.*	41,154
324	Jazz Pharmaceuticals plc*	62,286
567	Medivation, Inc.*	59,722
769	Merck & Co., Inc.	45,340
3,881	Mylan N.V.*	217,297
8,333	Portola Pharmaceuticals, Inc.*	411,983
124	Regeneron Pharmaceuticals, Inc.*	68,654
842	Repligen Corp.*	29,478
1,648	Supernus Pharmaceuticals, Inc.*	34,954
1,338	Tetraphase Pharmaceuticals, Inc.*	63,622
100,480	TherapeuticsMD, Inc.*	782,739
982	Thermo Fisher Scientific, Inc.	137,018
308	Ultragenyx Pharmaceutical, Inc.*	37,246
250	United Therapeutics Corp.*	42,340
423	Vertex Pharmaceuticals, Inc.*	57,105
1,573	WuXi PharmaTech Cayman, Inc. ADR*	65,279
1,072	Zoetis, Inc.	52,507

		4,102,755

	Real Estate - 3.6%
3,463	CBRE Group, Inc. Class A*	131,490
2,636	CyrusOne, Inc. REIT	81,031
5,365	Daito Trust Construction Co., Ltd.	566,561
50,000	Deutsche Annington Immobilien SE	1,559,994
104	GLP J-REIT	100,091
7,185	Grand City Properties S.A.	124,322
178,024	Grivalia Properties REIC(1)(2)	1,272,056
550,223	Immobiliare Grande Distribuzione SIIQ S.p.A. REIT	511,223
3,362	LEG Immobilien AG*	244,662

		4,591,430

	Retailing - 1.6%
613	Advance Auto Parts, Inc.	106,791
437	Amazon.com, Inc.*	234,298
1,431	Burlington Stores, Inc.*	78,762
598	Expedia, Inc.	72,621
43,529	Groupon, Inc.*	209,810
1,050	L Brands, Inc.	84,756
2,969	Liberty Interactive Corp. QVC Group Class A*	86,249
1,761	Lowe's Cos., Inc.	122,143
1,414	Netflix, Inc.*	161,634
416	O'Reilly Automotive, Inc.*	99,969
13,245	Pal Co., Ltd.	417,942
445	Shimamura Co., Ltd.	45,915
1,359	Wayfair, Inc. Class A*	50,704
15,660	Xebio Co., Ltd.	295,822

		2,067,416

	Semiconductors & Semiconductor Equipment - 1.8%
707	Ambarella, Inc.*	81,920
671	Avago Technologies Ltd.	83,969
2,190	Cree, Inc.*	53,983
19,133	Cypress Semiconductor Corp.*	219,647
579,395	GCL-Poly Energy Holdings Ltd.*	117,144
2,753	Integrated Device Technology, Inc.*	52,610

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

16,431	Micron Technology, Inc.*	$304,138
1,024	NXP Semiconductors N.V.*	99,318
27,725	Sumco Corp.	276,810
9,790	SunEdison Semiconductor Ltd.*	138,431
20,374	SunEdison, Inc.*	474,307
8,153	SunPower Corp.*	220,375
2,105	Tessera Technologies, Inc.	72,959
1,440	Tokyo Seimitsu Co., Ltd.	28,571

		2,224,182

	Software & Services - 4.3%
3,773	ACI Worldwide, Inc.*	89,307
1,139	Alibaba Group Holding Ltd. ADR*	89,229
1,163	Automatic Data Processing, Inc.	92,773
26,024	Coupons.com, Inc.*	253,214
1,021	CyberArk Software Ltd.*	60,372
16,000	Dena Co., Ltd.	317,865
1,433	eBay, Inc.*	40,296
22,049	Enernoc, Inc.*	181,463
1,709	Facebook, Inc. Class A*	160,663
1,418	FireEye, Inc.*	63,087
611	FleetCor Technologies, Inc.*	94,595
1,560	Fleetmatics Group Ltd.*	74,677
1,348	Fortinet, Inc.*	64,354
889	Global Payments, Inc.	99,648
12,757	Gogo, Inc.*	232,560
1,069	IAC/InterActiveCorp.	82,591
1,102	Logmein, Inc.*	81,085
1,680	MAXIMUS, Inc.	114,593
1,317	Mobileye N.V.*	79,152
35,388	Monster Worldwide, Inc.*	249,485
2,080	Nintendo Co., Ltd.	365,332
26,662	NSD Co., Ltd.	358,045
91,993	Optimal Payments plc*	378,732
6,743	Pandora Media, Inc.*	118,137
862	Proofpoint, Inc.*	55,771
834	Red Hat, Inc.*	65,953
992	ServiceNow, Inc.*	79,856
2,891	Shutterstock, Inc.*	154,466
301	Tableau Software, Inc. Class A*	31,527
5,715	Tangoe, Inc.*	62,979
17,300	Tencent Holdings Ltd.	322,310
2,075	Total System Services, Inc.	95,906
2,594	VASCO Data Security International, Inc.*	52,892
1,523	Verint Systems, Inc.*	88,669
1,506	Visa, Inc. Class A	113,462
17,190	Wellnet Corp.	421,897
2,845	Yelp, Inc.*	75,108
2,235	Zillow Group, Inc. Class A*	182,152

		5,544,203

	Technology Hardware & Equipment - 2.1%
25,865	Amano Corp.	359,808
2,129	Apple, Inc.	258,248
1,400	Canon, Inc.	44,793
3,375	Hewlett-Packard Co.	103,005
1,250	Hitachi High-Technologies Corp.	29,135
52,590	Hosiden Corp.	323,719
661	IPG Photonics Corp.*	60,957
22,810	Japan Digital Laboratory Co., Ltd.	333,807
25,510	Melco Holdings, Inc.	445,767
22,090	Nichicon Corp.	161,406
18,125	Nippon Ceramic Co., Ltd.	242,953
270	Palo Alto Networks, Inc.*	50,174
123,323	ParkerVision, Inc.*	41,930
5,910	Stratasys Ltd.*	181,614

		2,637,316

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Telecommunication Services - 0.3%
	4,100	Nippon Telegraph & Telephone Corp.	$157,902
	676	SBA Communications Corp. Class A*	81,607
	1,385	SoftBank Group Corp.	76,555

			316,064

		Transportation - 0.3%
	400	FedEx Corp.	68,568
	11,517	Hertz Global Holdings, Inc.*	195,674
	1,770	Japan Airlines Co., Ltd.	66,781
	28,720	Scorpio Bulkers, Inc.*	51,983

			383,006

		Total Common Stocks (cost $57,830,234)	57,295,574

Corporate Bonds - 1.5%
		Commercial Banks - 0.3%
	$350,000	CIT Group, Inc. 5.50%, 02/15/2019(3)	370,125

		Diversified Financial Services - 0.5%
	675,000	Synchrony Financial 4.50%, 07/23/2025	677,291

		Office/Business Equipment - 0.2%
	305,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	302,902

		Telecommunications - 0.5%
	225,000	Alcatel-Lucent USA, Inc. 4.63%, 07/01/2017(3)	232,312
	356,000	T-Mobile USA, Inc. 6.46%, 04/28/2019	367,125

			599,437

		Total Corporate Bonds (cost $1,938,555)	1,949,755

Foreign Government Obligations - 12.6%
		Brazil - 0.5%
BRL	2,145,034	Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2022(4)	606,781

		Greece - 0.7%
EUR	1,723,000	Hellenic Republic Government Bond 3.00%, 02/24/2028(5)(6)	932,424

		Mexico - 11.4%
MXN	203,341,787	Mexican Udibonos 4.50%, 11/22/2035(4)	14,602,130

		Total Foreign Government Obligations (cost $17,857,430)	16,141,335

U.S. Government Securities - 3.7%
		U.S. Treasury Securities - 3.7%
		U.S. Treasury Bonds - 3.7%
	$5,300,121	U.S. Treasury Bonds 0.63%, 02/15/2043(4)	4,754,373

			4,754,373

		Total U.S. Government Securities (cost $4,319,876)	4,754,373

Convertible Bonds - 2.1%
		Energy-Alternate Sources - 1.4%
		SunEdison, Inc.
	448,000	0.25%, 01/15/2020(3)	462,560
	391,000	2.00%, 10/01/2018	658,102
	389,000	2.75%, 01/01/2021	665,919

			1,786,581

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Oil & Gas - 0.7%
$ 1,491,000	Cobalt International Energy, Inc. 3.13%, 05/15/2024		$945,853

	Total Convertible Bonds (cost $2,819,737)		2,732,434

Exchange Traded Funds - 7.0%
	Other Investment Pools & Funds - 7.0%
15,967	Health Care Select Sector SPDR Fund		1,222,913
52,851	iShares MSCI Japan ETF		683,363
53,700	PowerShares DB Gold Fund		1,931,594
117,600	SPDR S&P Regional Banking ETF		5,129,712

	Total Exchange Traded Funds (cost $8,934,202)		8,967,582

Preferred Stocks - 0.2%
	Health Care Equipment & Services - 0.2%
53,625	Corindus Vascular Robotics, Inc.		194,659

	Total Preferred Stocks (cost $134,063)		194,659

Warrants - 0.3%
Banks - 0.3%
1,261,868	Alpha Bank A.E., Expires 12/10/17*(1)(2)		248,290
2,806,269	Piraeus Bank S.A., Expires 1/2/18*(1)(2)		58,419

	Total Warrants (cost $1,516,616)		306,709

	Total Long-Term Investments (cost $95,350,713)		92,342,421
Short-Term Investments - 16.5%
	Other Investment Pools & Funds - 16.5%
21,095,360	Fidelity Money Market Class 1		21,095,360

	Total Short-Term Investments (cost $21,095,360)		21,095,360

	Total Investments Excluding Purchased Options (cost $116,446,073)	88.7%	$113,437,781
	Total Purchased Options (cost $2,587,620)	2.0%	$2,501,603

	Total Investments (cost $119,033,693)^	90.7%	$115,939,384
	Other Assets and Liabilities	9.3%	11,912,122

	Total Net Assets	100.0%	$127,851,506

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications "Other Investment Pools and Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$6,916,947
Unrealized Depreciation	(10,011,256)

Net Unrealized Depreciation	$(3,094,309)

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $3,351,208, which represents 2.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2014	1,008,362	Alpha Bank A.E.	$704,869
03/2014	1,261,868	Alpha Bank A.E. Warrants	1,178,530
04/2014	161,352	Ellaktor S.A.	338,161
04/2014	811,823	Eurobank Ergasias S.A.	310,801
12/2013	178,024	Grivalia Properties REIC	1,744,922
12/2013	90,409	Hellenic Exchanges - Athens Stock Exchange S.A. Holding	956,461
12/2013	70,529	Motor Oil Hellas Corinth Refineries S.A.	719,366
04/2014	4,722	OPAP S.A.	47,446
03/2014	457,372	Piraeus Bank S.A.	633,821
05/2015	2,806,269	Piraeus Bank S.A. Warrants	338,086

			$6,972,463

At July 31, 2015, the aggregate value of these securities were $3,351,208, which represents 2.6% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $1,064,997, which represents 0.8% of total net assets.
(4)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(5)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2015.
(6)	This security was sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell this security in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell this security outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2015, the aggregate value of this security was $932,424, which represents 0.7% of total net assets.

		OTC Option Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
DAX Index Option	JPM	13,000.00 EUR	09/18/15	EUR	139	$314	$17,744	$(17,430)
DAX Index Option	BCLY	13,000.00 EUR	12/18/15	EUR	154	8,084	17,383	(9,299)
Euro STOXX 50 Index Option	GSC	3,550.00 EUR	12/16/16	EUR	3,232	1,009,615	956,215	53,400
Euro STOXX 50 Price Index	GSC	3,700.00 EUR	08/21/15	EUR	140	2,862	12,101	(9,239)
FTSE/MIB Index Option	GSC	23,000.00 EUR	12/16/16	EUR	23	56,971	59,335	(2,364)
FTSE/MIB Index Option	JPM	23,000.00 EUR	12/16/16	EUR	87	215,498	166,415	49,083
FTSE/MIB Index Option	GSC	24,000.00 EUR	12/16/16	EUR	107	210,841	222,479	(11,638)
FTSE/MIB Index Option	MSC	24,000.00 EUR	12/16/16	EUR	392	772,427	801,390	(28,963)
Hang Seng Index Option	GSC	30,000.00 HKD	12/30/15	HKD	346	3,265	45,237	(41,972)
NIKKEI 225 Index Option	JPM	20,000.00 JPY	12/11/15	JPY	3,433	31,815	20,801	11,014
NIKKEI 225 Index Option	GSC	22,000.00 JPY	09/11/15	JPY	7,290	2,197	12,131	(9,934)

Total Calls					15,343	$2,313,889	$2,331,231	$(17,342)

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

Total purchased option contracts					15,343	$2,313,889	$2,331,231	$(17,342)

Written option contracts:
Calls
FTSE/MIB Index Option	JPM	30,000.00 EUR	12/16/16	EUR	(87)	$(29,513)	$(25,139)	$(4,374)
FTSE/MIB Index Option	GSC	30,000.00 EUR	12/16/16	EUR	(23)	(7,802)	(8,392)	590

Total Calls					(110)	$(37,315)	$(33,531)	$(3,784)

Puts
DAX Index Option	BCLY	10,750.00 EUR	09/18/15	EUR	(238)	$(31,511)	$(51,444)	$19,933
NIKKEI 225 Index Option	GSC	20,000.00 JPY	09/11/15	JPY	(3,645)	(7,295)	(9,464)	2,169

Total Puts					(3,883)	$(38,806)	$(60,908)	$22,102

Total written option contracts					(3,993)	$(76,121)	$(94,439)	$18,318

	Exchange Traded Option Contracts Outstanding at July 31, 2015
Description	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Russell 2000 Index Option	1,500.00 USD	12/16/16	USD	21	$29,610	$53,799	$(24,189)
S&P 500 Index Option	2,600.00 USD	12/16/16	USD	61	25,620	54,335	(28,715)
SPX Volatility Index Option	23.00 USD	09/16/15	USD	118	7,080	14,106	(7,026)
SPX Volatility Index Option	25.00 USD	10/21/15	USD	152	12,160	18,549	(6,389)
Technology Select Sector SPDR Fund Option	46.00 USD	09/18/15	USD	418	2,926	13,393	(10,467)
iShares Russel 2000 ETF Option	126.00 USD	09/18/15	USD	1,055	107,610	87,607	20,003

Total Calls				1,825	$185,006	$241,789	$(56,783)

Puts
S&P 500 Index Option	1,650.00 USD	09/18/15	USD	12	$600	$5,436	$(4,836)
SPDR S&P 500 ETF Trust Index Option	165.00 USD	09/18/15	USD	17	119	834	(715)
S&P 500 Index Option	1,625.00 USD	10/16/15	USD	13	1,723	7,190	(5,467)
SPDR S&P 500 ETF Trust Index Option	163.00 USD	10/16/15	USD	19	266	1,141	(875)

Total Puts				61	$2,708	$14,601	$(11,893)

Total purchased option contracts				1,886	$187,714	$256,390	$(68,676)

Written option contracts:
Calls
iPath S&P 500 VIX Short Term Option	32.00 USD	01/15/16	USD	(380)	$(24,320)	$(25,824)	$1,504
iPath S&P 500 VIX Short Term Option	40.00 USD	01/15/16	USD	(364)	(16,017)	(50,581)	34,564
iPath S&P 500 VIX Short Term Option	35.00 USD	01/15/16	USD	(363)	(21,417)	(62,783)	41,366
Russell 2000 Index Option	1,250.00 USD	12/16/16	USD	(21)	(201,390)	(221,421)	20,031
S&P 500 Index Option	2,100.00 USD	12/16/16	USD	(62)	(873,891)	(979,572)	105,681
S&P 500 Index Option	2,075.00 USD	12/16/16	USD	(60)	(930,900)	(872,818)	(58,082)
Utilities Select Sector SPDR Fund Option	44.00 USD	08/21/15	USD	(2,306)	(122,218)	(94,175)	(28,043)

Total Calls				(3,556)	$(2,190,153)	$(2,307,174)	$117,021

Puts
Barracuda Networks, Inc. Option	30.00 USD	08/21/15	USD	(20)	$(6,000)	$(3,179)	$(2,821)
iShares Russel 2000 ETF Option	115.00 USD	09/18/15	USD	(527)	(36,890)	(70,069)	33,179
Market Vectors Gold Miners Option	13.00 USD	08/21/15	USD	(1,878)	(52,584)	(53,357)	773
Powershares QQQ Trust Series 1 Option	106.00 USD	09/18/15	USD	(136)	(11,152)	(14,818)	3,666
S&P 500 Index Option	2,050.00 USD	08/21/15	USD	(12)	(9,000)	(30,983)	21,983
S&P 500 Index Option	1,975.00 USD	08/28/15	USD	(6)	(2,220)	(16,962)	14,742
S&P 500 Index Option	1,950.00 USD	09/18/15	USD	(12)	(9,000)	(31,703)	22,703
S&P 500 Index Option	2,050.00 USD	09/18/15	USD	(7)	(15,470)	(18,879)	3,409
S&P 500 Index Option	2,040.00 USD	09/18/15	USD	(6)	(11,820)	(16,182)	4,362
S&P 500 Index Option	1,925.00 USD	10/16/15	USD	(13)	(16,510)	(40,585)	24,075
SPDR S&P 500 ETF Trust Index Option	197.00 USD	08/21/15	USD	(10)	(190)	(2,320)	2,130
SPDR S&P 500 ETF Trust Index Option	205.00 USD	08/21/15	USD	(8)	(584)	(2,176)	1,592

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

SPDR S&P 500 ETF Trust Index Option	195.00 USD	09/18/15	USD	(17)	$(1,292)	(4,623)	3,331
SPDR S&P 500 ETF Trust Index Option	204.00 USD	09/18/15	USD	(9)	(1,845)	(2,520)	675
SPDR S&P 500 ETF Trust Index Option	192.00 USD	10/16/15	USD	(19)	(2,413)	(5,756)	3,343
SPDR S&P Oil and Gas Exploration Option	37.00 USD	08/21/15	USD	(322)	(28,980)	(20,614)	(8,366)

Total Puts				(3,002)	$(205,950)	$(334,726)	$128,776

Total written option contracts				(6,558)	$(2,396,103)	$(2,641,900)	$245,797

Futures Contracts Outstanding at July 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10-Year Bond Future	74	09/15/2015	$7,171,281	$7,261,959	$90,678
Euro STOXX 50 Future	464	09/18/2015	18,343,880	18,584,040	240,160
Euro-BUND Future	54	09/08/2015	9,000,384	9,133,538	133,154
FTSE/MIB Index Future	95	09/18/2015	12,164,007	12,531,518	367,511
IBEX 35 Index Future	5	08/21/2015	615,380	611,626	(3,754)
KOSPI 200 Index Future	21	09/10/2015	2,264,444	2,220,531	(43,913)
NIKKEI 225 Index Future	43	09/10/2015	7,088,405	7,161,774	73,369
U.S. Treasury CME Ultra Long Term Bond Future	19	09/21/2015	2,933,906	3,031,094	97,188

Total					$954,393

Short position contracts:
Australian SPI 200 Index Future	52	09/17/2015	$5,548,800	$5,661,088	$(112,288)
BIST 30 Index Future	758	08/31/2015	2,934,793	2,796,564	138,229
CAC 40 Index Future	6	08/21/2015	330,864	334,103	(3,239)
CBOE Volatility Index Future	8	09/16/2015	123,306	122,600	706
Canadian Government 10-Year Bond Future	125	09/21/2015	13,945,681	14,334,125	(388,444)
DAX Index Future	1	09/18/2015	307,468	313,538	(6,070)
EURO-BTP Future	28	09/08/2015	4,115,968	4,178,590	(62,622)
EURO-OAT Future	25	09/08/2015	4,046,432	4,085,552	(39,120)
FTSE 100 Index Future	26	09/18/2015	2,710,677	2,695,642	15,035
FTSE KLCI Future	217	08/28/2015	4,798,497	4,858,722	(60,225)
FTSE/JSE Top 40 Future Index	161	09/17/2015	5,948,346	6,004,362	(56,016)
Hang Seng Index Future	4	08/28/2015	634,470	632,741	1,729
Japan 10-Year Bond Future	13	09/10/2015	15,418,617	15,490,682	(72,065)
Long Gilt Future	29	09/28/2015	5,242,974	5,312,294	(69,320)
Mexican Stock Exchange Index Future	75	09/18/2015	2,156,797	2,151,895	4,902
OMXS30 Index Future	17	08/21/2015	326,475	321,229	5,246
Russell 2000 Mini Index Future	5	09/18/2015	620,371	617,600	2,771
S&P 500 (E-Mini) Future	47	09/18/2015	4,937,958	4,931,240	6,718
S&P/TSX 60 Index Future	63	09/17/2015	8,752,225	8,708,398	43,827
SGX CNX Nifty Index Future	195	08/27/2015	3,278,904	3,343,470	(64,566)
SGX FTSE China A50 Index Future	1	08/28/2015	10,489	10,560	(71)
Tokyo Price Index Future	154	09/10/2015	20,501,631	20,713,289	(211,658)
U.S. Treasury 10-Year Note Future	60	09/21/2015	7,606,486	7,646,250	(39,764)
U.S. Treasury Long Bond Future	9	09/21/2015	1,397,235	1,403,437	(6,202)

Total					$(972,507)

Total futures contracts					$(18,114)

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

	OTC Interest Rate Swap Contracts Outstanding at July 31, 2015

Counter- party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
GSC	0.46% Fixed	6M CHF LIBOR	CHF	1,420,000	06/17/25	$—	$—	$(28,774)	$(28,774)

	OTC Total Return Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party		Notional Amount	Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BMF Ibovespa Volatility Index	BOA	BRL	3,998,340	BZM5	08/12/15	$—	$—	$51,502	$51,502
Consumer Discretionary SPDR	BOA	USD	332,234	1M LIBOR	07/20/16	—	—	(4,208)	(4,208)
Consumer Staples SPDR	DEUT	USD	332,935	1M LIBOR - 0.25%	04/13/16	—	—	(4,494)	(4,494)
Dow Jones Wilshire REIT Total Return Index	BOA	USD	1,476,888	1M LIBOR + .15%	08/31/15	—	—	(87,634)	(87,634)
Dow Jones Wilshire REIT Total Return Index	BOA	USD	389,073	1M LIBOR + .15%	08/31/15	—	—	(23,086)	(23,086)
Eurex Stoxx Bank	GSC	EUR	261,581	(CAU5)	09/18/15	—	—	14,463	14,463
Eurex Stoxx Bank	GSC	EUR	47,094	(CAU5)	09/18/15	—	—	7	7
Industrial Select Sector SPDR	BOA	USD	2,554,121	1M LIBOR - .05%	04/29/16	—	—	(942)	(942)
Industrial Select Sector SPDR	BOA	USD	2,901,562	1M LIBOR +.05%	04/29/16	—	—	(8,588)	(8,588)
iPath S&P 500 VIX	MSC	USD	44,772	1M LIBOR - 2.90%	12/09/15	—	(2,775)	5,203	7,978
iPath S&P 500 VIX	MSC	USD	172,175	1M LIBOR - 2.90%	12/11/15	—	—	18,255	18,255
iPath S&P 500 VIX	MSC	USD	567,794	1M LIBOR - 2.90%	12/19/15	—	—	10,779	10,779
iPath S&P 500 VIX	MSC	USD	136,724	1M LIBOR - 2.90%	12/24/15	—	—	6,658	6,658
iPath S&P 500 VIX	MSC	USD	100,764	1M LIBOR - 2.90%	02/13/16	—	—	10,684	10,684
iPath S&P 500 VIX	MSC	USD	142,316	1M LIBOR - 2.90%	02/19/16	—	—	2,702	2,702
iPath S&P 500 VIX	MSC	USD	14,306	1M LIBOR - 2.90%	02/19/16	—	—	272	272
iPath S&P 500 VIX	MSC	USD	30,267	1M LIBOR - 2.90%	02/23/16	—	—	502	502
iPath S&P 500 VIX	MSC	USD	31,474	1M LIBOR - 2.90%	02/24/16	—	—	1,533	1,533
iPath S&P 500 VIX	MSC	USD	60,681	1M LIBOR - 2.90%	02/26/16	6,209	—	11,435	5,226
iPath S&P 500 VIX	JPM	USD	439,668	1M LIBOR - 2.80%	03/21/16	—	—	4,885	4,885
iPath S&P 500 VIX	JPM	USD	278,778	1M LIBOR - 2.80%	04/07/16	—	—	48,571	48,571
iPath S&P 500 VIX	JPM	USD	193,464	1M LIBOR - 2.80%	04/11/16	—	—	20,512	20,512
iPath S&P 500 VIX	JPM	USD	47,900	1M LIBOR - 2.80%	04/11/16	—	—	5,079	5,079
iPath S&P 500 VIX	JPM	USD	223,551	1M LIBOR - 2.80%	04/15/16	—	—	21,218	21,218
iPath S&P 500 VIX	JPM	USD	32,605	1M LIBOR - 2.80%	04/25/16	3,173	—	5,996	2,823
iPath S&P 500 VIX	JPM	USD	233,486	1M LIBOR - 2.80%	05/18/16	—	—	4,432	4,432
iPath S&P 500 VIX	JPM	USD	161,259	1M LIBOR - 2.80%	05/19/16	—	—	3,061	3,061
iPath S&P 500 VIX	JPM	USD	167,793	1M LIBOR - 2.80%	06/03/16	—	—	36,541	36,541
iPath S&P 500 VIX	DEUT	USD	402,931	1M LIBOR - 2.65%	06/13/16	—	—	42,721	42,721
iPath S&P 500 VIX	JPM	USD	240,576	1M LIBOR - 2.75%	06/13/16	—	—	25,507	25,507
iPath S&P 500 VIX	JPM	USD	14,479	1M LIBOR - 2.80%	06/13/16	—	—	1,535	1,535

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

iPath S&P 500 VIX	DEUT	USD	10,931	1M LIBOR - 2.65%	06/13/16	—	—	$1,159	1,159
iPath S&P 500 VIX	DEUT	USD	13,942	1M LIBOR - 2.65%	06/20/16	—	—	1,478	1,478
iPath S&P 500 VIX	DEUT	USD	294,641	1M LIBOR - 2.65%	06/22/16	—	—	31,240	31,240
iPath S&P 500 VIX	DEUT	USD	30,715	1M LIBOR - 2.65%	06/23/16	—	—	3,257	3,257
iPath S&P 500 VIX	DEUT	USD	807,995	1M LIBOR - 2.65%	07/13/16	—	—	94,048	94,048
iPath S&P 500 VIX	DEUT	USD	340,875	1M LIBOR - 2.65%	07/13/16	—	—	12,529	12,529
iPath S&P 500 VIX	DEUT	USD	303,902	1M LIBOR - 2.65%	07/13/16	—	—	6,427	6,427
iPath S&P 500 VIX	DEUT	USD	303,208	1M LIBOR - 2.65%	07/13/16	—	—	2,625	2,625
iPath S&P 500 VIX	DEUT	USD	302,090	1M LIBOR - 2.65%	07/13/16	—	—	2,580	2,580
iPath S&P 500 VIX	DEUT	USD	23,388	1M LIBOR - 2.65%	07/13/16	—	—	1,953	1,953
iShares Transportation	CSI	USD	300,658	1M LIBOR - 2.35%	04/13/16	—	—	(4,336)	(4,336)
iShares Transportation	BOA	USD	295,581	1M LIBOR -.65%	06/06/16	—	—	(11,972)	(11,972)
iShares U.S. Real Estate ETF	BOA	USD	331,174	1M LIBOR - .30%	07/15/16	—	—	(2,493)	(2,493)
iShares U.S. Telecommunications ETF	BOA	USD	558,115	1M LIBOR - 0.40%	02/20/16	—	—	192	192
PowerShares S&P 500	BOA	USD	296,628	1M LIBOR - .25%	05/30/16	—	—	12,205	12,205
PowerShares S&P 500	BOA	USD	329,413	1M LIBOR - .25%	07/15/16	—	—	11,897	11,897
S&P 500 Energy Sector Index	BOA	USD	330,174	1M LIBOR - .25%	07/15/16	—	—	19,768	19,768
S&P 500 Financial Select Sector SPDR	BOA	USD	306,140	1M LIBOR + 0.10%	03/31/16	—	—	(10,422)	(10,422)
S&P 500 High Beta Index	DEUT	USD	775,472	1M LIBOR + 0.20%	01/29/16	—	—	32,609	32,609
S&P 500 High Beta Index	DEUT	USD	322,274	1M LIBOR + 0.17%	01/29/16	—	—	13,552	13,552
S&P 500 High Beta Index	DEUT	USD	9,909,923	1M LIBOR + 0.20%	04/29/16	—	—	416,714	416,714
S&P 500 High Beta Index	BOA	USD	402,842	1M LIBOR + .20%	04/29/16	—	—	16,940	16,940
S&P 500 Industrial Select Sector SPDR	BOA	USD	299,209	1M LIBOR + 0.05%	04/11/16	—	—	3,005	3,005
S&P 500 Industrial Select Sector SPDR	BOA	USD	563,483	1M LIBOR + 0.05%	03/03/16	—	—	(2,086)	(2,086)
S&P 500 Industrial Select Sector SPDR	BOA	USD	733,865	1M LIBOR + .05%	06/13/16	—	—	(2,172)	(2,172)
S&P 500 Materials Select Sector Index	DEUT	USD	352,774	1M LIBOR - 0.20%	03/16/16	—	—	14,996	14,996
S&P 500 Utilities Select Sector SPDR	BOA	USD	1,283,206	1M LIBOR - .15%	02/26/16	—	—	(24,353)	(24,353)
S&P 500 Utilities Select Sector SPDR	BOA	USD	341,257	1M LIBOR	02/26/16	—	—	(20,824)	(20,824)
S&P 500 Utilities Select Sector SPDR	BOA	USD	486,326	1M LIBOR	02/26/16	—	—	(29,677)	(29,677)
S&P 500 Utilities Select Sector SPDR	BOA	USD	989,194	1M LIBOR	02/26/16	—	—	(60,363)	(60,363)
S&P 500 Utilities Select Sector SPDR	BOA	USD	325,632	1M LIBOR - .15%	07/06/16	—	—	(14,806)	(14,806)
Technology Select Sector Index	BOA	USD	1,938,058	1M LIBOR + .12%	04/29/16	—	—	55,240	55,240
Technology Select Sector Index	BOA	USD	735,761	1M LIBOR + .12%	04/29/16	—	—	20,971	20,971

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

Technology Select Sector Index	BOA	USD	329,871	1M LIBOR - .05%	07/15/16	—	—	$(3,360)	(3,360)
VelocityShares Inverse VIX	MSC	USD	90,215	1M LIBOR - 2.50%	12/09/15	27,153	—	21,594	(5,559)
VelocityShares Inverse VIX	MSC	USD	314,269	1M LIBOR - 2.50%	12/11/15	—	—	(32,698)	(32,698)
VelocityShares Inverse VIX	MSC	USD	193,026	1M LIBOR - 2.50%	12/12/15	—	—	(20,084)	(20,084)
VelocityShares Inverse VIX	MSC	USD	1,956,005	1M LIBOR - 2.50%	12/19/15	—	—	(26,008)	(26,008)
VelocityShares Inverse VIX	MSC	USD	632,477	1M LIBOR - 2.50%	01/13/16	—	—	(65,807)	(65,807)
VelocityShares Inverse VIX	MSC	USD	114,188	1M LIBOR - 2.50%	02/27/16	—	—	(11,938)	(11,938)
VelocityShares Inverse VIX	DEUT	USD	42,019	1M LIBOR - 2.95%	06/13/16	—	—	(4,372)	(4,372)
VelocityShares Inverse VIX	DEUT	USD	144,441	1M LIBOR - 2.95%	06/13/16	—	—	(15,029)	(15,029)
VelocityShares Inverse VIX	DEUT	USD	338,780	1M LIBOR - 2.95%	06/13/16	—	—	(35,249)	(35,249)
VelocityShares Inverse VIX	DEUT	USD	358,914	1M LIBOR - 2.95%	06/13/16	—	—	(37,344)	(37,344)
VelocityShares Inverse VIX	DEUT	USD	480,157	1M LIBOR - 2.95%	06/13/16	—	—	(49,958)	(49,958)
VelocityShares Inverse VIX	DEUT	USD	748,099	1M LIBOR - 2.95%	07/13/16	—	—	(77,277)	(77,277)

Total						$36,535	$(2,775)	$459,452	$425,692

	Foreign Currency Contracts Outstanding at July 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/15	BCLY	$1,004,022	$1,006,848	$2,826
AUD	Buy	08/31/15	CBA	1,443,882	1,442,419	(1,463)
AUD	Buy	08/31/15	GSC	307,585	304,972	(2,613)
AUD	Buy	08/31/15	SSG	222,452	219,610	(2,842)
AUD	Buy	08/31/15	RBS	1,119,375	1,111,181	(8,194)
AUD	Buy	09/16/15	NAB	4,195,516	4,133,532	(61,984)
AUD	Sell	08/31/15	DEUT	1,412,744	1,418,342	(5,598)
AUD	Sell	08/31/15	BCLY	1,425,552	1,432,934	(7,382)
AUD	Sell	08/31/15	BCLY	8,946,707	8,971,889	(25,182)
AUD	Sell	09/16/15	BOA	3,138,287	2,974,394	163,893
AUD	Sell	09/16/15	BCLY	985,895	938,975	46,920
AUD	Sell	09/16/15	NAB	235,535	220,163	15,372
BRL	Buy	08/04/15	JPM	24,750	24,499	(251)
BRL	Buy	08/04/15	UBS	95,757	94,786	(971)
BRL	Buy	08/04/15	TDB	1,210,401	1,187,886	(22,515)
BRL	Buy	08/04/15	MSC	2,428,698	2,404,063	(24,635)
BRL	Buy	08/04/15	JPM	3,198,586	3,166,142	(32,444)
BRL	Buy	08/04/15	GSC	4,121,685	4,079,878	(41,807)
BRL	Buy	08/04/15	MSC	756,392	703,166	(53,226)
BRL	Buy	08/04/15	TDB	779,299	713,665	(65,634)
BRL	Buy	08/04/15	UBS	902,276	822,742	(79,534)
BRL	Buy	08/04/15	BCLY	2,212,493	2,100,165	(112,328)
BRL	Buy	08/04/15	BCLY	2,643,090	2,439,061	(204,029)
BRL	Buy	08/04/15	UBS	2,714,218	2,491,558	(222,660)
BRL	Buy	08/04/15	UBS	3,517,068	3,221,264	(295,804)
BRL	Buy	09/02/15	JPM	592,389	590,572	(1,817)
BRL	Sell	08/04/15	JPM	3,421,907	3,166,142	255,765
BRL	Sell	08/04/15	GSC	2,706,850	2,495,057	211,793
BRL	Sell	08/04/15	MSC	2,248,920	2,126,413	122,507
BRL	Sell	08/04/15	UBS	1,547,241	1,435,205	112,036
BRL	Sell	08/04/15	GSC	1,696,270	1,584,821	111,449
BRL	Sell	08/04/15	UBS	1,156,897	1,067,727	89,170
BRL	Sell	08/04/15	BCLY	4,585,740	4,539,226	46,514
BRL	Sell	08/04/15	MSC	552,235	509,220	43,015

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

BRL	Sell	08/04/15	SSG	745,430	$704,041	41,389
BRL	Sell	08/04/15	UBS	4,073,954	4,032,631	41,323
BRL	Sell	08/04/15	MSC	512,406	471,596	40,810
BRL	Sell	08/04/15	TDB	1,800,530	1,782,267	18,263
BRL	Sell	08/04/15	UBS	103,949	94,786	9,163
BRL	Sell	08/04/15	JPM	26,862	24,499	2,363
BRL	Sell	08/04/15	TDB	120,507	119,285	1,222
BRL	Sell	09/02/15	TDB	1,197,730	1,175,086	22,644
CAD	Buy	08/31/15	RBC	250,560	250,741	181
CAD	Buy	08/31/15	RBS	1,282,651	1,268,232	(14,419)
CAD	Buy	09/16/15	JPM	6,482	6,116	(366)
CAD	Buy	09/16/15	JPM	13,029	12,230	(799)
CAD	Buy	09/16/15	JPM	50,161	47,392	(2,769)
CAD	Buy	09/16/15	JPM	241,580	226,256	(15,324)
CAD	Buy	09/16/15	RBC	1,264,293	1,231,418	(32,875)
CAD	Sell	08/31/15	MSC	114,433	113,904	529
CAD	Sell	08/31/15	RBC	4,711,753	4,715,164	(3,411)
CAD	Sell	09/16/15	JPM	538,659	504,492	34,167
CAD	Sell	09/16/15	BNP	625,243	605,390	19,853
CAD	Sell	09/16/15	RBC	257,410	250,717	6,693
CAD	Sell	09/16/15	BCLY	128,084	121,536	6,548
CAD	Sell	09/16/15	DEUT	42,967	41,277	1,690
CHF	Buy	08/31/15	BOA	321,628	320,095	(1,533)
CHF	Buy	08/31/15	RBS	1,215,398	1,201,649	(13,749)
CHF	Buy	09/16/15	BNP	400,628	391,805	(8,823)
CHF	Buy	09/16/15	BCLY	2,547,609	2,500,093	(47,516)
CHF	Sell	08/31/15	UBS	14,064,128	13,915,305	148,823
CHF	Sell	08/31/15	GSC	789,518	785,216	4,302
CHF	Sell	08/31/15	MSC	143,468	141,919	1,549
CHF	Sell	09/16/15	UBS	2,086,372	2,004,635	81,737
CHF	Sell	09/16/15	BCLY	661,489	639,535	21,954
CHF	Sell	09/16/15	JPM	256,295	247,729	8,566
CNY	Sell	01/28/16	BOA	1,305,071	1,284,994	20,077
COP	Buy	08/31/15	MSC	101,748	100,638	(1,110)
COP	Sell	08/31/15	HSBC	375,995	372,631	3,364
EUR	Buy	08/31/15	GSC	971,475	977,817	6,342
EUR	Buy	08/31/15	UBS	2,478,324	2,474,206	(4,118)
EUR	Buy	08/31/15	MSC	1,299,942	1,285,445	(14,497)
EUR	Buy	09/16/15	TDB	678,243	680,243	2,000
EUR	Buy	09/16/15	DEUT	131,281	129,674	(1,607)
EUR	Buy	09/16/15	JPM	108,417	104,399	(4,018)
EUR	Buy	09/16/15	RBC	401,820	395,617	(6,203)
EUR	Buy	09/16/15	HSBC	412,442	402,211	(10,231)
EUR	Buy	09/16/15	MSC	1,306,345	1,285,757	(20,588)
EUR	Buy	09/16/15	BNP	1,032,826	1,004,428	(28,398)
EUR	Buy	09/16/15	BCLY	13,617,193	13,546,599	(70,594)
EUR	Sell	08/31/15	BNP	6,986,554	6,929,315	57,239
EUR	Sell	08/31/15	HSBC	6,981,396	6,926,019	55,377
EUR	Sell	08/31/15	DEUT	6,981,069	6,926,020	55,049
EUR	Sell	08/31/15	RBS	640,858	639,427	1,431
EUR	Sell	08/31/15	HSBC	2,468,742	2,474,206	(5,464)
EUR	Sell	09/16/15	JPM	13,371,353	13,056,473	314,880
EUR	Sell	09/16/15	BCLY	2,472,253	2,426,453	45,800
EUR	Sell	09/16/15	RBS	1,026,801	1,004,428	22,373
EUR	Sell	09/16/15	DEUT	510,730	500,016	10,714
EUR	Sell	09/16/15	SSG	200,476	195,611	4,865
EUR	Sell	09/16/15	CBK	470,042	467,049	2,993
EUR	Sell	09/16/15	JPM	26,914	26,374	540
GBP	Buy	08/28/15	RBS	9,357,464	9,430,399	72,935
GBP	Buy	09/16/15	BCLY	84,834	84,301	(533)
GBP	Buy	09/16/15	JPM	107,540	106,157	(1,383)
GBP	Buy	09/16/15	DEUT	521,334	512,050	(9,284)
GBP	Sell	08/28/15	MSC	137,016	137,396	(380)
GBP	Sell	08/28/15	HSBC	135,276	135,835	(559)
GBP	Sell	09/16/15	BOA	369,199	373,110	(3,911)
GBP	Sell	09/16/15	JPM	324,387	329,398	(5,011)
HKD	Buy	09/16/15	MSC	98,157	98,160	3

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

HKD	Buy	09/16/15	HSBC	12,253	$12,254	1
HKD	Buy	09/16/15	BOA	103,322	103,320	(2)
HKD	Sell	09/16/15	SCB	27,476	27,474	2
HKD	Sell	09/16/15	BCLY	170,261	170,264	(3)
HKD	Sell	09/16/15	JPM	120,985	120,991	(6)
HKD	Sell	09/16/15	HSBC	121,755	121,765	(10)
IDR	Sell	08/31/15	UBS	395,652	394,126	1,526
INR	Buy	08/31/15	JPM	2,883,965	2,862,470	(21,495)
INR	Buy	09/16/15	CBK	914,546	919,182	4,636
INR	Buy	09/16/15	BCLY	259,068	257,863	(1,205)
INR	Sell	09/16/15	JPM	1,185,953	1,177,044	8,909
JPY	Buy	08/31/15	GSC	2,937,808	2,945,581	7,773
JPY	Buy	08/31/15	MSC	493,225	492,471	(754)
JPY	Buy	08/31/15	MSC	145,913	144,819	(1,094)
JPY	Buy	08/31/15	BNP	1,004,101	1,002,999	(1,102)
JPY	Buy	08/31/15	BNP	1,428,972	1,426,971	(2,001)
JPY	Buy	09/16/15	BCLY	371,520	372,606	1,086
JPY	Buy	09/16/15	GSC	1,088,162	1,088,390	228
JPY	Buy	09/16/15	HSBC	255,238	255,119	(119)
JPY	Buy	09/16/15	JPM	270,761	270,564	(197)
JPY	Buy	09/16/15	JPM	93,632	93,291	(341)
JPY	Buy	09/16/15	DEUT	239,125	238,552	(573)
JPY	Buy	09/16/15	HSBC	26,648,162	26,097,700	(550,462)
JPY	Sell	08/31/15	BNP	31,491,175	31,456,608	34,567
JPY	Sell	08/31/15	GSC	278,665	278,976	(311)
JPY	Sell	08/31/15	HSBC	3,436,884	3,449,619	(12,735)
JPY	Sell	09/16/15	HSBC	1,694,686	1,659,679	35,007
JPY	Sell	09/16/15	BNP	408,199	403,722	4,477
JPY	Sell	09/16/15	JPM	255,039	254,069	970
JPY	Sell	09/16/15	GSC	23,853,591	23,858,592	(5,001)
JPY	Sell	09/16/15	BCLY	2,349,624	2,356,490	(6,866)
KRW	Sell	08/31/15	CBK	253,789	251,206	2,583
MXN	Buy	08/31/15	RBC	3,019,371	3,085,726	66,355
MXN	Buy	08/31/15	GSC	996,381	1,005,870	9,489
MXN	Buy	08/31/15	HSBC	497,836	502,873	5,037
MXN	Buy	08/31/15	CBK	146,061	144,713	(1,348)
MXN	Buy	08/31/15	UBS	1,495,767	1,482,550	(13,217)
MXN	Buy	09/17/15	JPM	107,514	103,206	(4,308)
MXN	Buy	09/17/15	RBC	14,765,024	14,508,896	(256,128)
MXN	Sell	08/31/15	RBC	2,856,053	2,852,215	3,838
MXN	Sell	08/31/15	DEUT	1,500,015	1,501,622	(1,607)
MXN	Sell	08/31/15	UBS	2,507,857	2,535,668	(27,811)
MXN	Sell	08/31/15	RBC	15,762,081	15,919,612	(157,531)
MXN	Sell	09/17/15	RBC	12,375,550	11,992,436	383,114
MXN	Sell	09/17/15	BCLY	2,726,392	2,619,666	106,726
MYR	Buy	08/28/15	MSC	147,685	147,905	220
MYR	Buy	08/28/15	UBS	530,980	529,796	(1,184)
NOK	Buy	08/31/15	DEUT	320,766	321,505	739
NOK	Sell	08/31/15	DEUT	137,192	137,508	(316)
NZD	Buy	08/31/15	NAB	625,703	625,480	(223)
NZD	Buy	09/16/15	BNP	633,201	624,684	(8,517)
NZD	Sell	08/31/15	NAB	410,330	410,184	146
NZD	Sell	09/16/15	NAB	633,460	624,684	8,776
PHP	Sell	08/28/15	BOA	646,674	640,853	5,821
PHP	Sell	08/28/15	BOA	525,405	523,657	1,748
PLN	Buy	08/31/15	DEUT	691,832	684,385	(7,447)
PLN	Buy	09/16/15	BCLY	276,369	273,467	(2,902)
PLN	Buy	09/16/15	RBS	1,001,330	970,240	(31,090)
PLN	Sell	08/31/15	BNP	527,809	524,678	3,131
PLN	Sell	08/31/15	DEUT	160,160	159,707	453
PLN	Sell	09/16/15	CBK	1,217,102	1,243,708	(26,606)
RUB	Buy	08/31/15	MSC	119,442	116,086	(3,356)
SEK	Buy	08/31/15	GSC	964,176	959,721	(4,455)
SEK	Buy	09/16/15	DEUT	118	116	(2)
SEK	Buy	09/16/15	RBS	465,584	436,815	(28,769)
SEK	Buy	09/16/15	BCLY	721,226	690,435	(30,791)
SEK	Buy	09/16/15	RBS	1,022,457	975,497	(46,960)

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

SEK	Buy	09/16/15	CBK	1,356,710	$1,303,833	(52,877)
SEK	Sell	08/31/15	BOA	325,725	324,391	1,334
SEK	Sell	08/31/15	GSC	272,649	271,389	1,260
SEK	Sell	08/31/15	GSC	636,420	635,330	1,090
SEK	Sell	09/16/15	JPM	1,847,144	1,821,631	25,513
SEK	Sell	09/16/15	NAB	387,235	362,331	24,904
SEK	Sell	09/16/15	BNP	1,233,553	1,222,619	10,934
SEK	Sell	09/16/15	CSI	122	116	6
SGD	Buy	08/31/15	UBS	652,357	649,587	(2,770)
SGD	Sell	08/31/15	RBS	640,590	638,663	1,927
TRY	Buy	08/31/15	UBS	532,131	523,652	(8,479)
TWD	Buy	09/16/15	BOA	7,531,470	7,344,456	(187,014)
TWD	Sell	09/16/15	HSBC	7,502,703	7,344,456	158,247
ZAR	Buy	08/31/15	DEUT	569,763	564,404	(5,359)
ZAR	Buy	08/31/15	UBS	514,856	506,226	(8,630)
ZAR	Buy	08/31/15	BNP	566,576	555,992	(10,584)
ZAR	Buy	09/16/15	BCLY	191,488	189,787	(1,701)
ZAR	Sell	08/31/15	UBS	565,316	555,992	9,324
ZAR	Sell	08/31/15	CSI	565,873	564,405	1,468
ZAR	Sell	08/31/15	HSBC	568,775	570,222	(1,447)
ZAR	Sell	09/16/15	CBK	151,502	149,259	2,243
ZAR	Sell	09/16/15	BCLY	41,946	40,529	1,417

Total						$207,944

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BIST	Borsa Istanbul 100 Index
CAC	Cotation Assistee en Continu
CBOE	Chicago Board Options Exchange
DAX	Deutscher Aktien Index
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
JSE	Johannesburg Stock Exhange
KOSPI	Korea Composite Stock Price
MIB	Milano Italia Borsa
S&P	Standard & Poors
SGX	Singapore Exchange
SPX	Standard and Poor's 500 Index
TSX	Toronto Stock Exchange

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
J-REIT	Japanese Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$2,945,026	$—	$2,945,026	$—
Banks	5,744,961	514,613	4,702,347	528,001
Capital Goods	5,500,724	679,885	4,551,651	269,188
Commercial & Professional Services	1,428,380	893,217	535,163	—
Consumer Durables & Apparel	3,486,417	539,304	2,947,113	—
Consumer Services	1,139,757	1,064,885	40,727	34,145
Diversified Financials	2,095,631	1,023,296	694,149	378,186
Energy	3,885,819	1,402,977	1,919,919	562,923
Food & Staples Retailing	428,535	248,779	179,756	—
Food, Beverage & Tobacco	334,849	187,044	147,805	—
Health Care Equipment & Services	2,438,735	2,060,694	378,041	—
Household & Personal Products	65,715	65,715	—	—
Insurance	1,452,606	—	1,452,606	—
Materials	2,060,487	741,167	1,319,320	—
Media	2,421,560	733,868	1,687,692	—
Pharmaceuticals, Biotechnology & Life Sciences	4,102,755	3,968,309	134,446	—
Real Estate	4,591,430	848,066	2,471,308	1,272,056
Retailing	2,067,416	1,307,737	759,679	—
Semiconductors & Semiconductor Equipment	2,224,182	1,801,657	422,525	—
Software & Services	5,544,203	3,380,022	2,164,181	—
Technology Hardware & Equipment	2,637,316	695,928	1,941,388	—
Telecommunication Services	316,064	81,607	234,457	—
Transportation	383,006	316,225	66,781	—
Corporate Bonds	1,949,755	—	1,949,755	—
Foreign Government Obligations	16,141,335	—	16,141,335	—
U.S. Government Securities	4,754,373	—	4,754,373	—
Convertible Bonds	2,732,434	—	2,732,434	—
Exchange Traded Funds	8,967,582	8,967,582	—	—
Preferred Stocks	194,659	194,659	—	—
Warrants	306,709	—	—	306,709
Short-Term Investments	21,095,360	21,095,360	—	—
Purchased Options	2,501,603	187,714	2,313,889	—
Foreign Currency Contracts(2)	3,348,036	—	3,348,036	—
Futures Contracts(2)	1,221,223	1,221,223	—	—
Swaps - Total Return(2)	1,122,829	—	1,122,829	—

Total	$121,631,472	$54,221,533	$64,058,731	$3,351,208

Liabilities
Foreign Currency Contracts(2)	$(3,140,092)	$—	$(3,140,092)	$—
Futures Contracts(2)	(1,239,337)	(1,239,337)	—	—
Swaps - Interest Rate(2)	(28,774)	—	(28,774)	—
Swaps - Total Return(2)	(697,138)	—	(697,138)	—
Written Options	(2,472,224)	(2,396,103)	(76,121)	—

Total	$(7,577,565)	$(3,635,440)	$(3,942,125)	$—

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Real Total Return Fund
Schedule of Investments July 31, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Preferred Stocks	Common Stocks	Warrants	Total
Beginning balance	$196,160	$-	$-	$196,160
Purchases	-	997,744	781,615	1,779,359
Sales	-	(204,566)	-	(204,566)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	(270,127)	-	(270,127)
Net change in unrealized appreciation/depreciation	-	(748,396)	(732,668)	(1,481,064)
Transfers into Level 3 (1)	-	3,269,844	257,762	3,527,606
Transfers out of Level 3 (1)	(196,160)	-	-	(196,160)

Ending balance	$-	$3,044,499	$306,709	$3,351,208

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $(1,481,064).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 17.3%
	Asset-Backed - Automobile - 1.9%
$ 280,232	American Credit Acceptance Receivables Trust 1.45%, 04/16/2018(1)	$280,233
	AmeriCredit Automobile Receivables Trust
1,290,000	1.60%, 07/08/2019	1,291,604
2,000,000	2.72%, 09/09/2019	2,041,430
261,996	ARI Fleet Lease Trust 0.49%, 01/15/2021(1)(2)	261,599
395,000	CarMax Automotive Owner Trust 1.50%, 08/15/2018	397,394
605,583	Chesapeake Funding LLC 0.64%, 01/07/2025(1)(2)	605,846
728,761	Chrysler Capital Auto Receivables Trust 0.91%, 04/16/2018(1)	729,656
	Credit Acceptance Automotive Loan Trust
1,650,000	1.50%, 04/15/2021(1)	1,655,498
1,380,000	1.55%, 10/15/2021(1)	1,380,288
659,714	First Investors Automotive Owner Trust 1.23%, 03/15/2019(1)	660,246
1,595,000	M&T Bank Automotive Receivables Trust 1.57%, 08/15/2018(1)	1,604,224
920,000	Prestige Automotive Receivables Trust 1.52%, 04/15/2020(1)	921,393
1,960,000	Santander Drive Automotive Receivables Trust 3.64%, 05/15/2018	1,997,117
100,461	Westlake Automobile Receivables Trust 1.12%, 01/15/2018(1)	100,467

		13,926,995

	Asset-Backed - Credit Card - 0.1%
455,000	American Express Credit Account Master Trust 0.98%, 05/15/2019	455,161

	Asset-Backed - Finance & Insurance - 7.6%
	Ally Master Owner Trust
3,900,000	1.43%, 06/17/2019	3,906,673
2,695,000	1.54%, 09/15/2019	2,696,822
3,000,000	American Tower Trust I 1.55%, 03/15/2043(1)	2,979,153
	Apidos CLO
2,250,000	1.27%, 04/15/2025(1)(2)	2,212,425
1,495,000	1.67%, 04/17/2026(1)(2)	1,491,861
	Carlyle Global Market Strategies
870,000	1.44%, 04/18/2025(1)(2)	858,690
2,750,000	2.38%, 07/20/2023(1)(2)	2,711,775
1,500,000	Cent CLO Ltd. 1.78%, 01/25/2026(1)(2)	1,498,650
	CIFC Funding Ltd.
2,125,000	1.32%, 04/16/2025(1)(2)	2,093,762
2,180,000	2.38%, 08/14/2024(1)(2)	2,196,350
108,809	Countrywide Asset-Backed Certificates 1.13%, 03/25/2035(2)	108,817
513,713	DB Master Finance LLC 3.26%, 02/20/2045(1)	517,510
1,460,000	Dryden Senior Loan Fund 1.52%, 04/18/2026(1)(2)	1,453,430
297,446	First Franklin Mortgage Loan Trust 0.62%, 05/25/2035(2)	295,405
435,000	Ford Credit Floorplan Master Owner Trust A 1.40%, 02/15/2019	436,386
1,700,000	Gramercy Park CLO Ltd. 2.19%, 07/17/2023(1)(2)	1,698,810
52,633	Hasco HIM Trust 6.25%, 12/26/2035*(1)(3)	—

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

	ING Investment Management CLO Ltd.
$ 1,455,000	1.79%, 04/18/2026(1)(2)	$1,453,109
2,000,000	2.14%, 03/14/2022(1)(2)	1,997,400
2,000,000	Limerock CLO 1.68%, 04/18/2026(1)(2)	1,995,800
180,481	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046*(1)(3)	—
4,680,000	Magnetite CLO Ltd. 2.14%, 07/25/2026(1)(2)	4,635,072
2,670,000	MMAF Equipment Finance LLC 1.59%, 02/08/2022(1)	2,662,933
1,470,000	Neuberger Berman CLO Ltd. 1.76%, 04/15/2026(1)(2)	1,466,913
2,500,000	Octagon Investment Partners Ltd. 1.29%, 07/17/2025(1)(2)	2,460,000
736,353	OHA Intrepid Leveraged Loan Fund Ltd. 1.21%, 04/20/2021(1)(2)	735,837
2,500,000	Race Point CLO Ltd. 2.41%, 05/24/2023(1)(2)	2,496,750
2,060,000	SBA Tower Trust 2.90%, 10/15/2044(1)	2,063,065
2,125,000	Springleaf Funding Trust 2.41%, 12/15/2022(1)	2,131,230
224,687	Structured Asset Investment Loan Trust 0.76%, 04/25/2035(2)	224,319
750,376	Structured Asset Securities Corp. 0.34%, 02/25/2036(2)	743,882
4,035,000	Symphony CLO L.P. 2.03%, 01/09/2023(1)(2)	4,018,456

		56,241,285

	Asset-Backed - Home Equity - 0.8%
1,032,711	Accredited Mortgage Loan Trust 0.87%, 01/25/2035(2)	1,014,814
728,257	Aegis Asset Backed Securities Trust 1.29%, 09/25/2034(2)	720,102
2,196,119	Home Equity Asset Trust 0.83%, 11/25/2034(2)	2,186,375
1,395,474	Morgan Stanley Capital 0.95%, 01/25/2035(2)	1,375,241
107,852	Renaissance Home Equity Loan Trust 9.79%, 04/25/2037*(1)(2)	1
868,306	Residential Asset Securities Corp. 5.39%, 07/25/2034(2)	894,055

		6,190,588

	Commercial Mortgage-Backed Securities - 6.1%
	Bayview Commercial Asset Trust
4,286,472	0.00%, 01/25/2037(1)(2)(4)	429
4,797,543	3.49%, 09/25/2037(1)(4)	152,562
1,104,395	Bear Stearns Commercial Mortgage Securities, Inc. 5.41%, 12/11/2040(2)	1,107,056
3,375,932	CBA Commercial Small Balance Commercial Mortgage 0.00%, 01/25/2039(1)(2)(4)	—
2,811,605	CD Mortgage Trust 5.89%, 11/15/2044(2)	3,018,454
1,382,946	CFCRE Commercial Mortgage Trust 3.76%, 04/15/2044(1)	1,395,881
1,037,842	Citigroup Commercial Mortgage Trust 0.69%, 09/10/2045	1,036,711
3,475,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 5.32%, 12/11/2049	3,601,511
	COMM Mortgage Trust
635,020	0.70%, 10/15/2045	633,806
549,141	0.82%, 08/15/2045	548,069
1,000,197	1.28%, 08/10/2046	1,001,370
876,436	1.34%, 07/10/2045	876,697
583,650	Commercial Mortgage Pass-Through Certificates 0.67%, 10/15/2045	581,911

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 746,141	Community or Commercial Mortgage Trust 3.16%, 07/10/2046(1)	$746,126
2,756,300	Credit Suisse Mortgage Capital Certificates 5.47%, 09/15/2039	2,834,803
	DBUBS Mortgage Trust
2,801,833	1.35%, 11/10/2046(1)(2)(4)	48,503
1,250,087	3.64%, 08/10/2044	1,269,614
2,165,946	3.74%, 11/10/2046(1)	2,180,835
2,320,000	FREMF Mortgage Trust 3.01%, 10/25/2047(1)(2)	2,343,251
	GS Mortgage Securities Trust
745,364	0.66%, 11/10/2045	743,979
613,254	1.21%, 07/10/2046	613,382
1,458,085	5.55%, 04/10/2038(2)	1,463,547
1,300,814	Hilton USA Trust 1.19%, 11/05/2030(1)(2)	1,300,390
	JP Morgan Chase Commercial Mortgage Securities Corp.
237,989	0.71%, 10/15/2045	237,896
1,139,664	1.30%, 01/15/2046	1,143,069
95,193	3.85%, 06/15/2043(1)	95,039
769,610	5.24%, 12/15/2044(2)	769,862
1,589,389	5.91%, 04/15/2045(2)	1,618,997
149,083	Merrill Lynch Mortgage Trust 5.84%, 06/12/2050(2)	149,513
603,867	Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 08/12/2048	627,679
248,501	Morgan Stanley Bank of America Merrill Lynch Trust 0.66%, 11/15/2045	248,377
	Morgan Stanley Capital
1,087,350	3.22%, 07/15/2049	1,107,634
1,027,582	3.88%, 09/15/2047(1)	1,033,760
1,360,091	Morgan Stanley Reremic Trust 1.00%, 03/27/2051(1)	1,356,691
258,411	UBS Commercial Mortgage Trust 1.03%, 05/10/2045	258,554
1,256,179	UBS-Barclays Commercial Mortgage Trust 0.73%, 08/10/2049	1,250,431
	Wachovia Bank Commercial Mortgage Trust
1,417,192	5.28%, 12/15/2044(2)	1,417,712
2,861,221	5.31%, 11/15/2048	2,954,199
1,500,000	5.48%, 04/15/2047	1,512,970
1,306,278	WF-RBS Commercial Mortgage Trust 0.67%, 11/15/2045	1,300,690

		44,581,960

	Whole Loan Collateral CMO - 0.8%
	Connecticut Avenue Securities Series
1,858,920	1.14%, 05/25/2024(2)	1,847,858
3,182,562	1.39%, 07/25/2024(2)	3,175,952
138,333	Silverstone Master Issuer plc 1.84%, 01/21/2055(1)(2)	138,649
396,018	Springleaf Mortgage Loan Trust 1.27%, 06/25/2058(1)(2)	395,522

		5,557,981

	Total Asset & Commercial Mortgage Backed Securities (cost $128,858,674)	126,953,970

Corporate Bonds - 56.5%
	Agriculture - 0.5%
2,000,000	Imperial Tobacco Finance plc 2.05%, 02/11/2018(1)	2,000,612
	Reynolds American, Inc.
180,000	2.30%, 08/21/2017(1)	181,574
1,195,000	3.25%, 06/12/2020	1,213,816

		3,396,002

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Auto Manufacturers - 3.8%
$ 675,000	American Honda Finance Corp. 1.60%, 02/16/2018(1)	$676,976
	Daimler Finance NA LLC
2,000,000	1.88%, 01/11/2018(1)	2,007,564
2,500,000	2.25%, 09/03/2019(1)	2,486,550
	Ford Motor Credit Co. LLC
3,500,000	2.38%, 01/16/2018	3,526,358
2,000,000	2.46%, 03/27/2020	1,956,116
2,500,000	General Motors Co. 3.50%, 10/02/2018	2,542,950
2,500,000	General Motors Financial Co., Inc. 3.20%, 07/13/2020	2,471,248
840,000	Harley-Davidson Financial Services, Inc. 2.40%, 09/15/2019(1)	844,991
	Hyundai Capital America
2,500,000	2.13%, 10/02/2017(1)	2,514,467
2,490,000	2.60%, 03/19/2020(1)	2,481,893
2,500,000	Nissan Motor Acceptance Corp. 2.35%, 03/04/2019(1)	2,528,600
	Toyota Motor Credit Corp.
1,500,000	2.00%, 10/24/2018	1,513,386
2,000,000	2.13%, 07/18/2019	2,008,304
750,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(1)	752,819

		28,312,222

	Auto Parts & Equipment - 0.7%
4,000,000	Continental Rubber of America Corp. 4.50%, 09/15/2019(1)	4,095,880
1,200,000	Johnson Controls, Inc. 1.40%, 11/02/2017	1,193,653

		5,289,533

	Beverages - 0.6%
1,210,000	Constellation Brands, Inc. 7.25%, 09/01/2016	1,276,550
1,000,000	Pernod Ricard S.A. 2.95%, 01/15/2017(1)	1,019,419
2,500,000	SABMiller Holdings, Inc. 0.99%, 08/01/2018(1)(2)	2,498,507

		4,794,476

	Biotechnology - 0.2%
1,500,000	Amgen, Inc. 2.13%, 05/01/2020	1,475,610

	Chemicals - 0.5%
1,310,000	CF Industries, Inc. 7.13%, 05/01/2020	1,554,825
375,000	Ecolab, Inc. 1.45%, 12/08/2017	372,088
1,820,000	Monsanto Co. 2.13%, 07/15/2019	1,807,296

		3,734,209

	Commercial Banks - 21.7%
2,250,000	Abbey National Treasury Services plc 2.38%, 03/16/2020	2,258,422
1,429,000	ABN Amro Bank N.V. 4.25%, 02/02/2017(1)	1,486,386
980,000	Banco Santander Brasil S.A. 4.25%, 01/14/2016(1)	986,664
	Bank of America Corp.
2,200,000	1.35%, 03/22/2018(2)	2,218,183
2,500,000	2.25%, 04/21/2020	2,463,017
5,000,000	2.60%, 01/15/2019	5,060,385
2,500,000	2.65%, 04/01/2019	2,536,187
610,000	5.65%, 05/01/2018	667,314

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,500,000	Bank of Montreal 2.38%, 01/25/2019	$1,518,588
	Bank of New York Mellon Corp.
1,750,000	2.20%, 05/15/2019	1,763,958
1,500,000	2.30%, 09/11/2019	1,503,680
	Bank of Nova Scotia
1,000,000	1.30%, 07/21/2017	1,002,885
1,500,000	1.38%, 12/18/2017	1,495,086
3,250,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 2.35%, 09/08/2019(1)	3,264,690
	Barclays plc
2,500,000	2.75%, 11/08/2019	2,488,860
1,850,000	2.88%, 06/08/2020	1,843,797
	BB&T Corp.
1,245,000	1.15%, 06/15/2018(2)	1,252,680
815,000	1.60%, 08/15/2017	817,997
	BNP Paribas S.A.
1,500,000	2.38%, 05/21/2020	1,496,073
2,000,000	2.70%, 08/20/2018	2,047,228
	BPCE S.A.
1,390,000	2.50%, 12/10/2018	1,412,057
1,650,000	2.50%, 07/15/2019	1,666,754
1,190,000	Capital One Financial Corp. 2.45%, 04/24/2019	1,189,737
	CIT Group, Inc.
2,500,000	4.25%, 08/15/2017	2,556,250
1,250,000	5.00%, 05/15/2017	1,293,750
	Citigroup, Inc.
1,500,000	1.70%, 04/27/2018	1,488,333
2,000,000	2.40%, 02/18/2020	1,987,100
965,000	2.50%, 07/29/2019	967,775
3,000,000	2.55%, 04/08/2019	3,026,247
3,250,000	Citizens Bank NA/Providence 2.45%, 12/04/2019	3,245,040
1,555,000	Compass Bank 2.75%, 09/29/2019	1,552,125
1,800,000	Credit Agricole S.A. 2.75%, 06/10/2020(1)	1,813,108
	Credit Suisse New York
1,250,000	1.70%, 04/27/2018	1,243,934
2,250,000	2.30%, 05/28/2019	2,259,517
2,000,000	Deutsche Bank AG 1.88%, 02/13/2018	1,996,604
2,600,000	Discover Bank/Greenwood 3.10%, 06/04/2020	2,612,886
4,250,000	Fifth Third Bancorp 2.38%, 04/25/2019	4,271,836
	Goldman Sachs Group, Inc.
4,000,000	1.37%, 11/15/2018(2)	4,024,320
4,000,000	2.38%, 01/22/2018	4,058,824
1,000,000	2.55%, 10/23/2019	1,005,960
1,850,000	2.60%, 04/23/2020	1,849,417
	HSBC USA, Inc.
3,590,000	1.63%, 01/16/2018	3,585,006
1,550,000	2.35%, 03/05/2020	1,541,101
1,785,000	Huntington National Bank 2.20%, 04/01/2019	1,777,698
2,395,000	ING Bank N.V. 2.50%, 10/01/2019(1)	2,418,749
	Intesa Sanpaolo S.p.A.
1,500,000	3.13%, 01/15/2016	1,511,627
3,500,000	3.88%, 01/15/2019	3,624,691
	JP Morgan Chase & Co.
1,100,000	1.63%, 05/15/2018	1,092,264
3,000,000	1.70%, 03/01/2018	2,995,326
3,000,000	1.80%, 01/25/2018	3,005,382
1,500,000	2.00%, 08/15/2017	1,513,515

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 3,000,000	2.25%, 01/23/2020	$2,961,717
	KeyBank NA
1,000,000	1.65%, 02/01/2018	1,001,325
2,000,000	2.50%, 12/15/2019	2,019,622
	Lloyds Bank plc
800,000	1.75%, 05/14/2018	799,384
980,000	2.30%, 11/27/2018	991,679
1,000,000	2.40%, 03/17/2020	1,000,972
	Manufacturers & Traders Trust Co.
2,500,000	2.25%, 07/25/2019	2,510,502
1,045,000	5.59%, 12/28/2020(2)	1,061,168
	Morgan Stanley
1,290,000	2.20%, 12/07/2018	1,303,612
1,500,000	2.65%, 01/27/2020	1,505,526
1,750,000	5.63%, 09/23/2019	1,960,654
1,500,000	6.63%, 04/01/2018	1,680,218
3,500,000	PNC Bank NA 2.25%, 07/02/2019	3,510,605
1,500,000	Royal Bank of Canada 1.50%, 01/16/2018	1,498,823
850,000	Santander Bank NA 2.00%, 01/12/2018	849,416
	Santander Holdings USA, Inc.
1,115,000	2.65%, 04/17/2020	1,098,369
715,000	3.00%, 09/24/2015	715,682
738,000	4.63%, 04/19/2016	756,032
	Skandinaviska Enskilda Banken AB
1,250,000	1.75%, 03/19/2018(1)	1,247,019
1,545,000	2.38%, 11/20/2018(1)	1,563,679
2,395,000	Societe Generale S.A. 2.63%, 10/01/2018	2,446,325
3,000,000	Standard Chartered plc 2.40%, 09/08/2019(1)	3,006,012
2,200,000	Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020	2,210,534
1,750,000	SunTrust Banks, Inc. 2.50%, 05/01/2019	1,766,671
2,000,000	Svenska Handelsbanken AB 2.25%, 06/17/2019	2,016,506
1,800,000	Swedbank AB 1.75%, 03/12/2018(1)	1,802,021
3,250,000	UBS AG Stamford CT 5.88%, 12/20/2017	3,564,476
	Wells Fargo & Co.
2,035,000	1.50%, 01/16/2018	2,036,174
2,000,000	2.13%, 04/22/2019	2,007,796
1,875,000	2.15%, 01/30/2020	1,864,594

		159,516,126

	Commercial Services - 0.6%
195,000	Catholic Health Initiatives 1.60%, 11/01/2017	194,445
1,870,000	ERAC USA Finance Co. 2.35%, 10/15/2019(1)	1,864,616
2,075,000	Total System Services, Inc. 2.38%, 06/01/2018	2,067,354
430,000	Western Union Co. 2.38%, 12/10/2015	432,022

		4,558,437

	Construction Materials - 0.3%
2,000,000	Fortune Brands Home & Security, Inc. 3.00%, 06/15/2020	2,005,472

	Diversified Financial Services - 2.9%
1,665,000	AerCap Ireland Capital Ltd./ AerCap Global Aviation Trust 2.75%, 05/15/2017(1)	1,656,675

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 2,705,000	Air Lease Corp. 2.13%, 01/15/2018	$2,677,490
2,000,000	American Express Credit Corp. 2.25%, 08/15/2019	2,005,822
2,500,000	Capital One Bank USA NA 2.30%, 06/05/2019	2,478,395
4,250,000	General Electric Capital Corp. 2.20%, 01/09/2020	4,256,090
1,750,000	International Lease Finance Corp. 6.75%, 09/01/2016(1)	1,828,750
2,500,000	Macquarie Group Ltd. 3.00%, 12/03/2018(1)	2,541,175
750,000	Navient Corp. 3.88%, 09/10/2015	750,000
	Synchrony Financial
610,000	2.70%, 02/03/2020	600,949
2,255,000	3.00%, 08/15/2019	2,272,842

		21,068,188

	Electric - 0.9%
1,000,000	Ameren Illinois Co. 9.75%, 11/15/2018	1,248,291
500,000	American Electric Power Co., Inc. 1.65%, 12/15/2017	499,539
1,200,000	Commonwealth Edison Co. 6.95%, 07/15/2018	1,367,084
2,500,000	Dominion Resources, Inc. 2.50%, 12/01/2019	2,508,020
805,000	Exelon Corp. 2.85%, 06/15/2020	808,691

		6,431,625

	Electronics - 0.3%
630,000	Arrow Electronics, Inc. 3.00%, 03/01/2018	641,400
1,225,000	Thermo Fisher Scientific, Inc. 1.30%, 02/01/2017	1,222,315

		1,863,715

	Engineering & Construction - 0.4%
	SBA Tower Trust
1,300,000	2.24%, 04/15/2043(1)	1,290,344
1,310,000	2.93%, 12/15/2042(1)	1,325,788

		2,616,132

	Food - 1.4%
330,000	JM Smucker Co. 2.50%, 03/15/2020(1)	329,398

	Kraft Heinz Foods Co.
2,000,000	2.00%, 07/02/2018(1)	2,005,114
1,425,000	2.80%, 07/02/2020(1)	1,430,954
1,250,000	Kroger Co. 7.00%, 05/01/2018	1,407,323
3,000,000	Mondelez International, Inc. 0.82%, 02/01/2019(2)	2,967,210
1,195,000	Tyson Foods, Inc. 2.65%, 08/15/2019	1,204,525
720,000	Wm Wrigley Jr Co. 1.40%, 10/21/2016(1)	721,615

		10,066,139

	Forest Products & Paper - 0.4%
2,650,000	Georgia-Pacific LLC 2.54%, 11/15/2019(1)	2,659,993

	Healthcare-Products - 0.8%
1,650,000	Becton Dickinson and Co. 2.68%, 12/15/2019	1,661,885

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,680,000	Medtronic, Inc. 2.50%, 03/15/2020(1)	$1,689,907
2,750,000	Zimmer Biomet Holdings, Inc. 2.00%, 04/01/2018	2,747,613

		6,099,405

	Healthcare-Services - 1.7%
2,135,000	Aetna, Inc. 1.50%, 11/15/2017	2,127,867
	Anthem, Inc.
4,000,000	2.25%, 08/15/2019	3,964,624
1,000,000	2.38%, 02/15/2017	1,011,501
1,810,000	Dignity Health 2.64%, 11/01/2019	1,834,326
690,000	Humana, Inc. 2.63%, 10/01/2019	694,270
	Laboratory Corp. of America Holdings
1,411,000	2.20%, 08/23/2017	1,422,470
590,000	2.63%, 02/01/2020	587,379
835,000	UnitedHealth Group, Inc. 2.70%, 07/15/2020	844,740

		12,487,177

	Holding Companies-Diversified - 0.3%
2,500,000	Hutchison Whampoa International Ltd. 1.63%, 10/31/2017(1)	2,491,500

	Home Furnishings - 0.4%
	Whirlpool Corp.
1,235,000	1.35%, 03/01/2017	1,236,439
1,400,000	2.40%, 03/01/2019	1,407,063

		2,643,502

	Housewares - 0.0%
355,000	Newell Rubbermaid, Inc. 2.05%, 12/01/2017	356,030

	Insurance - 2.4%
4,000,000	American International Group, Inc. 2.30%, 07/16/2019	4,005,036
2,000,000	CNA Financial Corp. 6.50%, 08/15/2016	2,106,210
	Marsh & McLennan Cos., Inc.
985,000	2.35%, 09/10/2019	991,137
770,000	2.55%, 10/15/2018	784,216
1,480,000	Metropolitan Life Global Funding 1.50%, 01/10/2018(1)	1,479,102
1,255,000	Principal Life Global Funding 2.20%, 04/08/2020(1)	1,245,486
	Prudential Financial, Inc.
2,000,000	1.05%, 08/15/2018(2)	2,008,326
1,500,000	2.35%, 08/15/2019	1,510,240
390,000	QBE Insurance Group Ltd. 2.40%, 05/01/2018(1)	392,808
861,000	TIAA Asset Management Finance Co. LLC 2.95%, 11/01/2019(1)	869,918
2,250,000	Voya Financial, Inc. 2.90%, 02/15/2018	2,309,044

		17,701,523

	Internet - 0.2%
1,250,000	Amazon.com, Inc. 2.60%, 12/05/2019	1,262,113

	Iron/Steel - 0.8%
280,000	ArcelorMittal 4.50%, 03/01/2016	283,150
	Glencore Funding LLC
3,000,000	2.50%, 01/15/2019(1)	2,935,161
891,000	3.13%, 04/29/2019(1)	890,380

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,720,000	Vale Overseas Ltd. 6.25%, 01/23/2017	$1,809,388

		5,918,079

	IT Services - 0.4%
	Hewlett-Packard Co.
2,000,000	1.23%, 01/14/2019(2)	1,973,714
1,090,000	2.75%, 01/14/2019	1,103,326

		3,077,040

	Machinery-Diversified - 0.2%
1,750,000	CNH Industrial Capital LLC 3.88%, 11/01/2015	1,752,188

	Media - 2.4%
3,000,000	CBS Corp. 2.30%, 08/15/2019	2,975,754
1,685,000	CCO Safari II LLC 3.58%, 07/23/2020(1)	1,689,978
400,000	Columbus International, Inc. 7.38%, 03/30/2021(1)	425,000
	DIRECTV Holdings LLC
915,000	1.75%, 01/15/2018	908,235
2,681,000	2.40%, 03/15/2017	2,714,354
725,000	DISH DBS Corp. 7.13%, 02/01/2016	742,219
2,195,000	Scripps Networks Interactive, Inc. 2.80%, 06/15/2020	2,173,054
1,770,000	Sky plc 2.63%, 09/16/2019(1)	1,769,152
2,000,000	Time Warner Cable, Inc. 5.85%, 05/01/2017	2,129,292
	Viacom, Inc.
955,000	2.20%, 04/01/2019	945,283
1,500,000	2.75%, 12/15/2019	1,501,977

		17,974,298

	Mining - 0.1%
1,015,000	Freeport-McMoRan, Inc. 2.38%, 03/15/2018	946,488

	Miscellaneous Manufacturing - 0.2%
1,500,000	Textron, Inc. 4.63%, 09/21/2016	1,552,292

	Oil & Gas - 1.4%
	BP Capital Markets plc
2,250,000	1.85%, 05/05/2017	2,272,446
1,575,000	2.32%, 02/13/2020	1,577,422
1,150,000	Hess Corp. 1.30%, 06/15/2017	1,136,400
685,000	Marathon Oil Corp. 2.70%, 06/01/2020	679,210
	Petrobras Global Finance B.V.
1,250,000	2.00%, 05/20/2016	1,232,775
1,100,000	3.88%, 01/27/2016	1,101,518
1,250,000	Southwestern Energy Co. 3.30%, 01/23/2018	1,268,379
685,000	Total Capital Canada Ltd. 1.45%, 01/15/2018	685,338

		9,953,488

	Oil & Gas Services - 0.1%
925,000	Schlumberger Norge AS 1.25%, 08/01/2017(1)	923,195

	Pharmaceuticals - 2.3%
1,330,000	AbbVie, Inc. 2.50%, 05/14/2020	1,321,830
	Actavis Funding SCS
490,000	2.45%, 06/15/2019	486,715

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 3,855,000	3.00%, 03/12/2020	$3,835,579
715,000	Baxalta, Inc. 2.00%, 06/22/2018(1)	714,675
1,300,000	Bayer U.S. Finance LLC 2.38%, 10/08/2019(1)	1,309,682
	Cardinal Health, Inc.
370,000	1.70%, 03/15/2018	369,609
1,435,000	2.40%, 11/15/2019	1,427,628
	Express Scripts Holding Co.
2,115,000	2.25%, 06/15/2019	2,098,651
2,000,000	2.65%, 02/15/2017	2,033,476
2,500,000	Mylan, Inc. 1.35%, 11/29/2016	2,483,340
800,000	Perrigo Co. Ltd. 1.30%, 11/08/2016	795,289

		16,876,474

	Pipelines - 1.0%
1,195,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018(1)	1,202,712
2,250,000	Enbridge, Inc. 0.73%, 06/02/2017(2)	2,224,370
	Enterprise Products Operating LLC
235,000	1.25%, 08/13/2015	235,019
1,195,000	2.55%, 10/15/2019	1,198,148
790,000	Kinder Morgan Energy Partners L.P. 3.50%, 03/01/2016	799,884
1,435,000	Kinder Morgan, Inc. 3.05%, 12/01/2019	1,423,095

		7,083,228

	Real Estate - 0.3%
2,480,000	WEA Finance LLC / Westfield UK & Europe Finance plc 2.70%, 09/17/2019(1)	2,480,501

	Real Estate Investment Trusts - 2.0%
2,580,000	ERP Operating L.P. 2.38%, 07/01/2019	2,592,469
	Health Care REIT, Inc.
1,010,000	2.25%, 03/15/2018	1,015,609
688,000	3.63%, 03/15/2016	698,156
1,250,000	Host Hotels & Resorts L.P. 6.00%, 11/01/2020	1,295,824
1,870,000	Scentre Group 2.38%, 11/05/2019(1)	1,869,119
1,965,000	Simon Property Group L.P. 1.50%, 02/01/2018(1)	1,961,394
	Ventas Realty L.P.
570,000	1.25%, 04/17/2017	567,616
1,750,000	1.55%, 09/26/2016	1,756,165
3,000,000	Ventas Realty L.P. / Ventas Capital Corp. 2.00%, 02/15/2018	3,014,871

		14,771,223

	Retail - 0.4%
	CVS Health Corp.
2,350,000	2.25%, 08/12/2019	2,352,482
715,000	2.80%, 07/20/2020	721,328

		3,073,810

	Savings & Loans - 0.1%
885,000	Nationwide Building Society 2.35%, 01/21/2020(1)	886,026

	Semiconductors - 0.5%
3,450,000	TSMC Global Ltd. 1.63%, 04/03/2018(1)	3,409,186

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Software - 0.5%
$ 750,000	Fidelity National Information Services, Inc. 1.45%, 06/05/2017	$747,436
3,000,000	Oracle Corp. 2.25%, 10/08/2019	3,017,784

		3,765,220

	Telecommunications - 1.2%
2,000,000	Alcatel-Lucent USA, Inc. 4.63%, 07/01/2017(1)	2,065,000
1,200,000	America Movil S.A.B. de C.V. 2.38%, 09/08/2016	1,215,480
2,790,000	AT&T, Inc. 2.45%, 06/30/2020	2,744,342
2,355,000	Verizon Communications, Inc. 3.65%, 09/14/2018	2,475,536

		8,500,358

	Toys/Games/Hobbies - 0.3%
2,000,000	Mattel, Inc. 2.35%, 05/06/2019	1,995,542

	Transportation - 1.1%
3,450,000	AP Moeller - Maersk A/S 2.55%, 09/22/2019(1)	3,489,610
825,000	FedEx Corp. 2.30%, 02/01/2020	819,266
	Penske Truck Leasing Co.
2,050,000	2.50%, 06/15/2019(1)	2,029,258
45,000	2.88%, 07/17/2018(1)	45,718
600,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.20%, 07/15/2020(1)	602,591
1,075,000	Ryder System, Inc. 2.45%, 09/03/2019	1,075,258

		8,061,701

	Trucking & Leasing - 0.2%
1,145,000	GATX Corp. 1.25%, 03/04/2017	1,141,697

	Total Corporate Bonds (cost $413,498,566)	414,971,163

Foreign Government Obligations - 0.2%
	Supranational - 0.2%
1,500,000	Corp. Andina de Fomento 3.75%, 01/15/2016	1,515,138

	Total Foreign Government Obligations (cost $1,501,391)	1,515,138

Municipal Bonds - 0.2%
	General - 0.0%
365,000	New Jersey Economic Development Auth 2.23%, 02/15/2018(5)	337,778

	General Obligation - 0.0%
265,000	Illinois State, GO 5.88%, 03/01/2019	289,510

	Pollution - 0.2%
1,300,000	Gloucester County Improvement Auth 2.50%, 12/01/2029(2)	1,327,456

	Total Municipal Bonds (cost $1,940,274)	1,954,744

Senior Floating Rate Interests - 20.1%(6)
	Advertising - 0.2%
1,702,159	Acosta Holdco, Inc. 4.25%, 09/26/2021	1,699,316

	Aerospace/Defense - 0.4%
956,945	BE Aerospace, Inc. 4.00%, 12/16/2021	964,917

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,016,600	DigitalGlobe, Inc. 3.75%, 01/31/2020	$1,016,600
522,625	Fly Funding II 3.50%, 08/09/2019	522,625
661,643	Transdigm, Inc. 3.75%, 02/28/2020	660,366

		3,164,508

	Airlines - 0.6%
	American Airlines, Inc.
1,593,411	3.25%, 06/26/2020	1,583,786
1,000,000	3.50%, 10/10/2021	999,000
1,502,613	Delta Air Lines, Inc. 3.25%, 04/20/2017	1,500,945

		4,083,731

	Auto Manufacturers - 0.4%
	Chrysler Group LLC
617,188	3.25%, 12/31/2018	615,756
2,156,983	3.50%, 05/24/2017	2,155,495

		2,771,251

	Auto Parts & Equipment - 0.2%
833,333	Goodyear Tire and Rubber Co. 3.75%, 04/30/2019	836,875
796,990	MPG Holdco I, Inc. 3.75%, 10/20/2021	797,125

		1,634,000

	Beverages - 0.1%
800,000	Charger OpCo B.V. 4.25%, 07/23/2021	801,336

	Biotechnology - 0.6%
2,924,812	Alkermes, Inc. 3.50%, 09/18/2019	2,921,156
1,521,741	Royalty Pharma 3.25%, 11/09/2018	1,526,686

		4,447,842

	Chemicals - 0.5%
2,004,925	Huntsman International LLC 3.75%, 08/12/2021	1,998,670
1,009,088	Ineos U.S. Finance LLC 3.75%, 05/04/2018	1,007,826
487,208	Minerals Technologies, Inc. 3.75%, 05/09/2021	489,342

		3,495,838

	Coal - 0.1%
820,000	American Energy - Marcellus LLC 5.25%, 08/04/2020	577,075

	Commercial Services - 0.5%
502,125	Bright Horizons Family Solutions, Inc. 3.75%, 01/30/2020	502,436
1,002,066	Quikrete Holdings, Inc. 4.00%, 09/28/2020	1,001,445
1,408,590	TransUnion LLC 3.75%, 04/09/2021	1,399,532
809,021	Vantiv Holding LLC 3.75%, 06/13/2021	811,554

		3,714,967

	Diversified Financial Services - 0.2%
685,000	Delos Finance S.a.r.l. 3.50%, 03/06/2021	685,322
1,029,855	SAM Finance 4.25%, 12/17/2020	1,032,430

		1,717,752

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Electric - 0.7%
$ 1,191,313	Calpine Corp. 4.00%, 10/09/2019	$1,193,016
2,330,768	NRG Energy, Inc. 2.75%, 07/02/2018	2,318,485
1,214,586	Seadrill Partners Finco LLC 4.00%, 02/21/2021	906,385
398,467	Star West Generation LLC 4.25%, 03/13/2020	398,467

		4,816,353

	Electronics - 0.1%
1,032,690	CDW LLC 3.25%, 04/29/2020	1,028,384

	Energy-Alternate Sources - 0.2%
1,705,825	MEG Energy Corp. 3.75%, 03/31/2020	1,661,764

	Engineering & Construction - 0.1%
659,897	AECOM Technology Corp. 3.75%, 10/15/2021	661,712

	Entertainment - 0.4%
502,543	Cedar Fair L.P. 3.25%, 03/06/2020	503,643
1,073,650	Penn National Gaming, Inc. 3.25%, 10/30/2020	1,072,576
1,029,825	Scientific Games Corp. 6.00%, 10/01/2021	1,033,399

		2,609,618

	Environmental Control - 0.2%
536,667	ADS Waste Holdings, Inc. 3.75%, 10/09/2019	534,118
736,435	US Ecology, Inc. 3.75%, 06/17/2021	737,900

		1,272,018

	Food - 0.9%
2,009,963	Albertson's Holdings LLC 5.50%, 08/25/2021	2,015,329
957,875	Darling International, Inc. 3.25%, 01/06/2021	949,494
1,459,013	JBS USA LLC 3.75%, 09/18/2020	1,455,978
1,179,000	Pinnacle Foods Group LLC 3.00%, 04/29/2020	1,176,052
798,700	U.S. Foods, Inc. 4.50%, 03/31/2019	800,361

		6,397,214

	Food Service - 0.0%
61,707	Aramark Services, Inc. 1.84%, 07/26/2016	61,244

	Healthcare-Products - 0.4%
1,334,339	Alere, Inc. 4.25%, 06/18/2022	1,339,343
1,585,798	Immucor, Inc. 5.00%, 08/17/2018	1,588,271

		2,927,614

	Healthcare-Services - 1.2%
1,226,172	American Renal Holdings, Inc. 4.50%, 09/22/2019	1,223,106
1,079,100	Amsurg Corp. 3.75%, 07/16/2021	1,080,298
	Community Health Systems, Inc.
165,164	3.75%, 12/31/2019	165,329
303,898	4.00%, 01/27/2021	305,038

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,494,900	DaVita HealthCare Partners, Inc. 3.50%, 06/24/2021	$1,496,769
	HCA, Inc.
988,126	2.94%, 03/31/2017	988,680
289,124	3.03%, 05/01/2018	289,286
1,650,984	IMS Health, Inc. 3.50%, 03/17/2021	1,645,304
508,750	MPH Acquisition Holdings LLC 3.75%, 03/31/2021	504,482
861,300	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	854,573
398,000	Surgery Center Holdings, Inc. 5.25%, 11/03/2020	398,995

		8,951,860

	Insurance - 0.9%
	Asurion LLC
3,023,677	0.00%, 07/22/2022(7)	3,020,835
2,007,354	5.00%, 05/24/2019	2,006,732
1,748,986	HUB International Ltd. 4.00%, 10/02/2020	1,739,611

		6,767,178

	Leisure Time - 0.6%
1,328,615	Aristocrat Leisure Ltd. 4.75%, 10/20/2021	1,335,630
2,980,839	Delta 2 (LUX) S.a.r.l. 4.75%, 07/30/2021	2,974,013

		4,309,643

	Lodging - 0.7%
1,397,089	Hilton Worldwide Finance LLC 3.50%, 10/26/2020	1,398,458
821,500	La Quinta Intermediate Holdings LLC 4.00%, 04/14/2021	822,527
1,891,058	MGM Resorts International 3.50%, 12/20/2019	1,882,548
854,236	Station Casinos LLC 4.25%, 03/02/2020	855,603

		4,959,136

	Machinery-Diversified - 0.5%
1,965,000	Gardner Denver, Inc. 4.25%, 07/30/2020	1,893,769
1,508,600	Gates Global, Inc. 4.25%, 07/05/2021	1,499,880

		3,393,649

	Media - 1.1%
1,295,213	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	1,287,519
	Charter Communications Operating LLC
300,000	0.00%, 01/20/2023(7)	300,657
406,700	3.00%, 07/01/2020	405,118
990,424	3.00%, 01/03/2021	986,462
1,210,335	Media General, Inc. 4.00%, 07/31/2020	1,215,878
	Numericable U.S. LLC
378,452	4.50%, 05/21/2020	379,020
437,448	4.50%, 05/21/2020	438,104
1,954,881	Tribune Media Co. 3.75%, 12/27/2020	1,957,325
1,363,476	Virgin Media Investment Holdings Ltd. 3.50%, 06/30/2023	1,358,362

		8,328,445

	Metal Fabricate/Hardware - 0.2%
1,517,579	Rexnord LLC 4.00%, 08/21/2020	1,517,260

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Miscellaneous Manufacturing - 0.0%
$ 250,816	Husky Injection Molding Systems Ltd. 4.25%, 06/30/2021	$250,189

	Oil & Gas - 0.4%
2,007,000	Energy Transfer Equity L.P. 3.25%, 12/02/2019	1,992,891
490,000	EP Energy LLC 3.50%, 05/24/2018	479,283
658,281	Fieldwood Energy LLC 3.88%, 09/28/2018	601,504

		3,073,678

	Oil & Gas Services - 0.4%
1,999,550	Crosby U.S. Acquisition Corp. 3.75%, 11/23/2020	1,879,577
279,300	Pacific Drilling S.A. 4.50%, 06/03/2018	222,742
1,235,663	Paragon Offshore Finance Co. 3.75%, 07/18/2021	799,832

		2,902,151

	Packaging & Containers - 1.0%
1,832,314	Berry Plastics Holding Corp. 3.50%, 02/08/2020	1,827,165
1,361,250	BWAY Holding Co., Inc. 5.50%, 08/14/2020	1,364,653
357,933	Exopack Holdings S.A. 4.50%, 05/08/2019	359,125
2,825,814	Novelis, Inc. 4.00%, 06/02/2022	2,824,062
874,077	Reynolds Group Holdings, Inc. 4.50%, 12/01/2018	878,666

		7,253,671

	Pharmaceuticals - 0.4%
1,215,000	Endo Luxembourg Finance Company I S.a r.l. 0.00%, 06/11/2022(7)	1,219,727
987,500	Grifols Worldwide Operations Ltd. 3.19%, 02/27/2021	989,870
817,950	Valeant Pharmaceuticals International, Inc. 4.00%, 04/01/2022	820,379

		3,029,976

	Provincial - 0.1%
459,163	Seminole Tribe of Florida, Inc. 3.00%, 04/29/2020	458,869

	Real Estate - 0.0%
166,194	Realogy Corp. 3.75%, 03/05/2020	166,402

	Retail - 1.6%
1,417,375	Armstrong World Industries, Inc. 3.50%, 03/15/2020	1,415,603
513,713	Bass Pro Group LLC 4.00%, 06/05/2020	514,570
1,971,698	BJ's Wholesale Club, Inc. 4.50%, 09/26/2019	1,972,802
768,608	Dollar Tree, Inc. 3.50%, 07/06/2022	770,053
	Michaels Stores, Inc.
430,100	3.75%, 01/28/2020	430,479
787,050	4.00%, 01/28/2020	789,671
2,176,321	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	2,165,983
1,117,200	PetSmart, Inc. 4.25%, 03/11/2022	1,120,697
728,619	Restaurant Bands 3.75%, 12/12/2021	730,236

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,087,515	Serta Simmons Holdings LLC 4.25%, 10/01/2019	$1,089,560
490,000	Staples, Inc. 0.00%, 04/07/2021(7)	489,794

		11,489,448

	Semiconductors - 0.8%
1,158,068	Avago Technologies Cayman Ltd. 3.75%, 05/06/2021	1,159,226
758,420	Entegris, Inc. 3.50%, 04/30/2021	756,843
	Freescale Semiconductor, Inc.
1,829,022	4.25%, 02/28/2020	1,831,765
373,350	5.00%, 01/15/2021	374,806
1,985,025	Sensata Technologies B.V. 3.00%, 10/14/2021	1,986,573

		6,109,213

	Software - 1.4%
1,495,000	Activision Blizzard, Inc. 3.25%, 10/12/2020	1,499,440
1,560,610	Emdeon, Inc. 3.75%, 11/02/2018	1,555,928
	First Data Corp.
515,000	3.69%, 09/24/2018	513,434
1,765,000	3.94%, 06/23/2022	1,763,906
785,142	Infor U.S., Inc. 3.75%, 06/03/2020	779,088
1,019,837	Kronos, Inc. 4.50%, 10/30/2019	1,019,521
1,706,774	Magic Newco LLC 5.00%, 12/12/2018	1,708,907
	SS&C Technologies Holdings, Inc.
1,060,000	4.00%, 07/08/2022	1,067,505
175,610	4.00%, 07/08/2022	176,853

		10,084,582

	Telecommunications - 1.9%
	Altice Financing S.A.
275,000	5.25%, 02/04/2022	277,406
1,004,700	5.50%, 07/02/2019(8)	1,018,515
305,000	CommScope, Inc. 3.75%, 12/29/2022	305,381
591,000	Crown Castle Operating Co. 3.00%, 01/31/2021	588,849
2,128,196	Intelsat Jackson Holdings S.A. 3.75%, 06/30/2019	2,102,487
	Level 3 Financing, Inc.
1,255,000	3.50%, 05/31/2022	1,251,084
510,000	4.00%, 08/01/2019	511,117
1,228,500	4.00%, 01/15/2020	1,231,190
2,051,357	Syniverse Holdings, Inc. 4.00%, 04/23/2019	1,948,789
1,093,322	Telesat Canada 3.50%, 03/28/2019	1,090,130
328,350	TransFirst Holding, Inc. 4.75%, 11/12/2021	328,761
	Univision Communications, Inc.
298,052	4.00%, 03/01/2020	297,679
1,954,667	4.00%, 03/01/2020	1,952,635
	Ziggo Financing Partnership
305,074	3.50%, 01/15/2022	303,201
196,596	3.50%, 01/15/2022	195,389
323,330	3.50%, 01/15/2022	321,345

		13,723,958

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Textiles - 0.1%
$ 1,023,875	PVH Corp. 3.25%, 02/13/2020		$1,027,879

	Trucking & Leasing - 0.0%
238,175	AWAS Finance Luxembourg S.A. 3.50%, 06/10/2016		238,175

	Total Senior Floating Rate Interests (cost $148,517,367)		147,578,899

U.S. Government Agencies - 6.1%
	FHLMC - 2.1%
10,000,000	0.88%, 03/07/2018		9,972,600
991,198	1.04%, 04/25/2024(2)		988,238
561,991	1.19%, 02/25/2024(2)		561,016
11,993,510	1.64%, 07/25/2021(2)(4)		969,615
13,318,856	1.97%, 08/25/2018(2)(4)		675,453
1,994,234	3.50%, 04/01/2027		2,102,329

			15,269,251

	FNMA - 3.9%
14,000,000	3.00%, 08/01/2030(9)(10)		14,527,678
7,467,821	3.50%, 12/01/2026		7,880,156
5,600,000	3.50%, 08/01/2030(9)(10)		5,906,250

			28,314,084

	GNMA - 0.1%
515,160	5.00%, 08/20/2039		557,566
431,151	6.50%, 05/16/2031		503,878

			1,061,444

	Total U.S. Government Agencies (cost $43,993,309)		44,644,779

	Total Long-Term Investments (cost $738,309,581)		737,618,693
Short-Term Investments - 2.5%
	Other Investment Pools & Funds - 2.5%
18,249,652	Fidelity Money Market Class 1		18,249,652

	Total Short-Term Investments (cost $18,249,652)		18,249,652

	Total Investments (cost $756,559,233)^	102.9%	$755,868,345
	Other Assets and Liabilities	(2.9)%	(21,066,427)

	Total Net Assets	100.0%	$734,801,918

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$3,924,340
Unrealized Depreciation	(4,615,228)

Net Unrealized Depreciation	$(690,888)

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $165,415,731, which represents 22.5% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $0, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Securities disclosed are interest-only strips.
(5)	The interest rate disclosed for this holding is the effective yield on the date of the acquisition.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2015.
(7)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2015, the aggregate value of the unfunded commitment was $1,018,515, which rounds to zero percent of total net assets.
(9)	Represents or includes a TBA transaction.
(10)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities were $20,312,688 at July 31, 2015.

Futures Contracts Outstanding at July 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	646	09/30/2015	$141,253,983	$141,514,375	$260,392

Short position contracts:
U.S. Treasury 10-Year Note Future	35	09/21/2015	$4,454,520	$4,460,313	$(5,793)
U.S. Treasury 5-Year Note Future	1,173	09/30/2015	139,905,356	140,576,718	(671,362)
U.S. Treasury Long Bond Future	10	09/21/2015	1,546,937	1,559,375	(12,438)

Total					$(689,593)

Total futures contracts					$(429,201)

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Short Duration Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$126,953,970	$—	$126,953,541	$429
Corporate Bonds	414,971,163	—	414,971,163	—
Foreign Government Obligations	1,515,138	—	1,515,138	—
Municipal Bonds	1,954,744	—	1,954,744	—
Senior Floating Rate Interests	147,578,899	—	147,578,899	—
U.S. Government Agencies	44,644,779	—	44,644,779	—
Short-Term Investments	18,249,652	18,249,652	—	—
Futures Contracts(2)	260,392	260,392	—	—

Total	$756,128,737	$18,510,044	$737,618,264	$429

Liabilities
Futures Contracts(2)	$(689,593)	$(689,593)	$—	$—

Total	$(689,593)	$(689,593)	$—	$—

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Total
Beginning balance	$14,715,944	$14,715,944
Purchases	462,967	462,967
Sales	(1,393,773)	(1,393,773)
Accrued discounts/(premiums)	(547)	(547)
Total realized gain/(loss)	(136,599)	(136,599)
Net change in unrealized appreciation/depreciation	134,239	134,239
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	(13,781,802)	(13,781,802)
Ending balance	$429	$429

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2015 was $126,346.

(1) Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small Cap Core Fund (Formerly The Hartford Small/Mid Cap Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.1%
	Automobiles & Components - 0.9%
6,360	American Axle & Manufacturing Holdings, Inc.*	$127,073
6,081	Cooper Tire & Rubber Co.	200,247
6,594	Thor Industries, Inc.	368,473

		695,793

	Banks - 5.8%
25,438	Banco Latinoamericano de Comercio Exterior S.A. ADR	700,054
5,502	Berkshire Hills Bancorp, Inc.	160,108
11,600	Central Pacific Financial Corp.	270,164
12,000	Customers Bancorp, Inc.*	301,800
15,281	Essent Group Ltd.*	447,275
80,079	First BanCorp*	345,140
10,483	First NBC Bank Holding Co.*	400,451
7,500	Flagstar Bancorp, Inc.*	152,250
22,780	HomeStreet, Inc.*	515,056
9,971	MainSource Financial Group, Inc.	218,265
18,025	Popular, Inc.*	551,925
13,400	Walker & Dunlop, Inc.*	320,930

		4,383,418

	Capital Goods - 6.6%
9,100	Aerojet Rocketdyne Holdings, Inc.*	213,031
9,610	AGCO Corp.	528,646
5,400	Argan, Inc.	209,952
4,117	Astronics Corp.*	255,254
6,689	AZZ, Inc.	346,156
8,913	Continental Building Products, Inc.*	189,312
4,200	Cubic Corp.	186,354
6,600	Douglas Dynamics, Inc.	135,432
4,171	Dycom Industries, Inc.*	275,536
11,361	General Cable Corp.	185,411
2,300	Huntington Ingalls Industries, Inc.	270,043
2,800	Hyster-Yale Materials Handling, Inc.	189,476
20,434	KBR, Inc.	356,982
5,546	Lydall, Inc.*	164,772
22,670	Meritor, Inc.*	319,194
10,884	Taser International, Inc.*	296,262
4,200	Timken Co.	140,196
8,400	Trex Co., Inc.*	381,108
2,500	Triumph Group, Inc.	134,625
15,469	Wabash National Corp.*	212,544

		4,990,286

	Commercial & Professional Services - 4.3%
23,500	ACCO Brands Corp.*	192,230
3,631	Brink’s Co.	113,396
2,400	CEB, Inc.	183,648
5,200	Deluxe Corp.	335,036
10,927	Ennis, Inc.	183,355
3,043	HNI Corp.	150,902
3,300	Insperity, Inc.	165,924
10,300	Interface, Inc.	267,491
4,800	Korn/Ferry International	160,704
2,234	Multi-Color Corp.	142,663
13,100	Pitney Bowes, Inc.	274,052
9,326	Quad/Graphics, Inc.	153,413
17,800	R.R. Donnelley & Sons Co.	312,390
8,700	RPX Corp.*	134,676
9,262	TriNet Group, Inc.*	248,963
2,400	UniFirst Corp.	265,968

		3,284,811

Hartford Small Cap Core Fund (Formerly The Hartford Small/Mid Cap Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

	Consumer Durables & Apparel - 3.2%
3,454	Carter’s, Inc.	$350,270
6,034	CSS Industries, Inc.	171,305
5,573	Helen of Troy Ltd.*	489,198
6,600	iRobot Corp.*	203,214
19,636	Nautilus, Inc.*	414,909
1,269	Skechers USA, Inc. Class A*	190,921
6,954	Sturm Ruger & Co., Inc.	417,379
23,007	ZAGG, Inc.*	178,764

		2,415,960

	Consumer Services - 4.1%
4,700	American Public Education, Inc.*	121,589
21,266	Apollo Education Group, Inc.*	272,417
5,600	Bridgepoint Education, Inc.*	52,752
9,820	Brinker International, Inc.	588,218
1,150	Buffalo Wild Wings, Inc.*	224,917
29,382	Caesars Entertainment Corp.*	153,080
2,498	Capella Education Co.	128,672
3,359	Choice Hotels International, Inc.	170,167
4,472	Grand Canyon Education, Inc.*	194,219
6,339	International Speedway Corp. Class A	217,238
2,500	Marriott Vacations Worldwide Corp.	209,000
13,300	Penn National Gaming, Inc.*	253,764
6,351	Steiner Leisure Ltd.*	366,453
2,400	Strayer Education, Inc.*	133,464

		3,085,950

	Diversified Financials - 4.0%
70,219	Apollo Investment Corp.	481,702
9,900	Arlington Asset Investment Corp. Class A	189,090
9,013	Cash America International, Inc.	249,930
29,727	Cowen Group, Inc. Class A*	167,958
16,315	Ezcorp, Inc. Class A*	115,673
5,727	INTL. FCStone, Inc.*	166,999
10,213	Investment Technology Group, Inc.	207,835
19,799	Janus Capital Group, Inc.	324,308
6,310	Nelnet, Inc. Class A	248,551
12,608	Solar Capital Ltd.	224,044
21,865	Wisdomtree Investments, Inc.	544,439
2,900	World Acceptance Corp.*	157,818

		3,078,347

	Energy - 3.5%
11,400	Alon USA Energy, Inc.	212,154
4,081	CVR Energy, Inc.	156,017
5,270	Delek US Holdings, Inc.	187,981
13,009	Frank’s International N.V.	210,616
66,944	Frontline Ltd.*	206,857
4,200	Matrix Service Co.*	81,396
9,339	Oceaneering International, Inc.	373,747
10,402	Oil States International, Inc.*	313,204
19,751	Pacific Ethanol, Inc.*	145,762
31,422	Pioneer Energy Services Corp.*	115,005
9,924	QEP Resources, Inc.	137,745
2,713	REX American Resources Corp.*	140,099
6,710	Superior Energy Services, Inc.	114,070
5,714	Western Refining, Inc.	252,330

		2,646,983

	Food & Staples Retailing - 0.7%
16,695	Fresh Market, Inc.*	509,197

	Food, Beverage & Tobacco - 1.1%
4,821	Cal-Maine Foods, Inc.	261,105
4,948	Fresh Del Monte Produce, Inc.	195,545
2,998	Ingredion, Inc.	264,424
1,877	Sanderson Farms, Inc.	135,163

		856,237

Hartford Small Cap Core Fund (Formerly The Hartford Small/Mid Cap Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

	Health Care Equipment & Services - 3.4%
4,332	ABIOMED, Inc.*	$335,557
4,040	Cyberonics, Inc.*	248,056
11,040	Ensign Group, Inc.	564,365
7,100	HealthEquity, Inc.*	238,986
3,339	Molina Healthcare, Inc.*	251,861
3,274	Orthofix International N.V.*	109,220
31,705	Quality Systems, Inc.	404,239
21,156	Triple-S Management Corp., Class B*	456,546

		2,608,830

	Household & Personal Products - 1.0%
9,272	Medifast, Inc.*	286,227
7,088	Natural Health Trends Corp.	214,766
2,000	Usana Health Sciences, Inc.*	249,300

		750,293

	Insurance - 4.0%
13,391	Ambac Financial Group, Inc.*	214,792
6,400	American Equity Investment Life Holding Co.	189,056
6,560	Assured Guaranty Ltd.	160,457
5,600	Endurance Specialty Holdings Ltd.	389,144
6,915	Fidelity & Guaranty Life	179,997
5,396	Greenlight Capital Re Ltd. Class A*	150,117
5,477	HCI Group, Inc.	245,808
7,625	Heritage Insurance Holdings, Inc.*	188,490
11,500	Maiden Holdings Ltd.	190,210
19,200	Symetra Financial Corp.	480,768
10,779	Third Point Reinsurance Ltd.*	160,176
9,200	United Insurance Holdings Corp.	147,752
5,962	Universal Insurance Holdings, Inc.	163,478
3,700	Validus Holdings Ltd.	171,495

		3,031,740

	Materials - 2.9%
4,637	Berry Plastics Group, Inc.*	150,981
7,679	Clearwater Paper Corp.*	451,909
7,800	Domtar Corp.	317,148
7,530	Innospec, Inc.	325,672
16,800	Mercer International, Inc.*	203,112
3,066	Reliance Steel & Aluminum Co.	185,800
19,200	Resolute Forest Products, Inc.*	189,696
5,376	Stepan Co.	263,478
15,800	Stillwater Mining Co.*	150,416

		2,238,212

	Media - 0.6%
24,310	World Wrestling Entertainment, Inc. Class A	475,747

	Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
19,000	Affymetrix, Inc.*	208,240
6,800	Anacor Pharmaceuticals, Inc.*	1,014,492
23,875	ARIAD Pharmaceuticals, Inc.*	194,820
61,361	Array BioPharma, Inc.*	356,507
3,604	Bio-Rad Laboratories, Inc. Class A*	543,267
2,184	BioSpecifics Technologies Corp.*	150,084
7,000	Cambrex Corp.*	344,750
3,158	Eagle Pharmaceuticals, Inc.*	305,126
13,667	Emergent Biosolutions, Inc.*	448,688
7,094	Five Prime Therapeutics, Inc.*	166,851
92,051	Geron Corp.*	372,807
34,165	Infinity Pharmaceuticals, Inc.*	298,602
5,428	Insys Therapeutics, Inc.*	243,826
3,800	Lannett Co., Inc.*	226,480
5,565	Ligand Pharmaceuticals, Inc.*	602,467
9,240	Luminex Corp.*	159,205
20,700	Merrimack Pharmaceuticals, Inc.*	209,070
3,171	NewLink Genetics Corp.*	165,368
10,844	Ophthotech Corp.*	734,030

Hartford Small Cap Core Fund (Formerly The Hartford Small/Mid Cap Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

80,684	Orexigen Therapeutics, Inc.*	$322,736
70,439	PDL Biopharma, Inc.	409,955
9,000	Pfenex, Inc.*	190,710
43,493	Sciclone Pharmaceuticals, Inc.*	396,221
16,721	Sucampo Pharmaceuticals, Inc. Class A*	364,351

		8,428,653

	Real Estate - 10.2%
7,900	AG Mortgage Investment Trust, Inc. REIT	143,780
16,510	American Capital Mortgage Investment Corp. REIT	266,471
8,832	Apollo Commercial Real Estate Finance, Inc. REIT	149,084
24,000	Brandywine Realty Trust REIT	330,480
41,350	Capstead Mortgage Corp. REIT	457,745
14,129	CBL & Associates Properties, Inc. REIT	230,868
32,800	Chambers Street Properties REIT	243,376
12,417	Colony Capital, Inc. Class A, REIT	282,114
4,554	Coresite Realty Corp. REIT	228,611
11,500	Franklin Street Properties Corp. REIT	135,355
23,079	Hatteras Financial Corp. REIT	375,265
9,900	Hospitality Properties Trust REIT	271,458
13,000	Invesco Mortgage Capital, Inc. REIT	187,330
20,883	Ladder Capital Corp. REIT	328,072
29,660	Mack-Cali Realty Corp. REIT	618,114
7,479	Marcus & Millichap, Inc.*	383,224
17,800	MFA Financial, Inc. REIT	134,034
14,613	New Residential Investment Corp. REIT	229,278
20,640	New York Mortgage Trust, Inc. REIT	154,387
11,100	Pennsylvania REIT	243,312
6,820	PennyMac Mortgage Investment Trust REIT	121,123
41,683	Piedmont Office Realty Trust, Inc. Class A, REIT	759,047
9,200	Ramco-Gershenson Properties Trust REIT	155,848
23,100	Redwood Trust, Inc. REIT	358,050
50,400	Resource Capital Corp. REIT	180,432
20,441	Select Income REIT	410,251
26,200	Two Harbors Investment Corp. REIT	267,764
9,500	Western Asset Mortgage Capital Corp. REIT	131,765

		7,776,638

	Retailing - 6.3%
20,713	1-800-Flowers.com, Inc. Class A*	206,094
30,463	American Eagle Outfitters, Inc.	540,718
7,000	Big Lots, Inc.	302,260
8,000	Buckle, Inc.	353,840
5,100	Cato Corp. Class A	195,891
14,294	Chico's FAS, Inc.	217,555
3,753	Dillard's, Inc. Class A	382,356
4,080	DSW, Inc. Class A	132,682
32,003	Francescas Holding Corp.*	389,156
3,193	Hibbett Sports, Inc.*	145,441
16,302	Nutrisystem, Inc.	489,875
3,734	Outerwall, Inc.	264,442
14,300	Overstock.com, Inc.*	302,588
10,633	PetMed Express, Inc.	179,166
13,181	Select Comfort Corp.*	343,233
6,900	Tilly's, Inc. Class A*	62,445
22,437	zulily, Inc. Class A*	296,393

		4,804,135

	Semiconductors & Semiconductor Equipment - 2.5%
10,509	Advanced Energy Industries, Inc.*	275,231
3,300	Ambarella, Inc.*	382,371
26,900	Amkor Technology, Inc.*	118,629
17,033	Integrated Device Technology, Inc.*	325,501
5,811	Microsemi Corp.*	191,414
22,784	Sigma Designs, Inc.*	236,270
7,470	Teradyne, Inc.	143,872
6,108	Tessera Technologies, Inc.	211,703

		1,884,991

Hartford Small Cap Core Fund (Formerly The Hartford Small/Mid Cap Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

	Software & Services - 11.7%
12,510	Aspen Technology, Inc.*	$555,194
16,800	AVG Technologies N.V.*	482,832
13,273	Barracuda Networks, Inc.*	364,211
11,044	BroadSoft, Inc.*	385,656
4,400	Cardtronics, Inc.*	163,108
2,630	Cimpress N.V.*	169,714
14,500	Convergys Corp.	364,095
2,766	CSG Systems International, Inc.	86,023
1,463	DST Systems, Inc.	159,686
4,086	ePlus, Inc.*	314,254
6,000	Fleetmatics Group Ltd.*	287,220
11,666	Gigamon, Inc.*	313,582
3,124	Global Sources Ltd.*	24,836
2,839	Guidewire Software, Inc.*	167,643
2,856	Imperva, Inc.*	187,639
21,634	Infoblox, Inc.*	508,399
9,614	Logmein, Inc.*	707,398
5,396	Luxoft Holding, Inc.*	338,653
10,001	Manhattan Associates, Inc.*	648,265
4,900	MAXIMUS, Inc.	334,229
22,908	Mentor Graphics Corp.	597,670
5,254	Paycom Software, Inc.*	168,128
7,719	Rackspace Hosting, Inc.*	262,678
3,000	Science Applications International Corp.	161,040
8,158	SolarWinds, Inc.*	325,423
7,800	Sykes Enterprises, Inc.*	190,164
12,400	VASCO Data Security International, Inc.*	252,836
5,901	Verint Systems, Inc.*	343,556

		8,864,132

	Technology Hardware & Equipment - 5.2%
8,432	Alliance Fiber Optic Products, Inc.	169,230
26,530	Avid Technology, Inc.*	325,258
6,900	Avnet, Inc.	287,937
6,496	Benchmark Electronics, Inc.*	143,302
47,497	Brocade Communications Systems, Inc.	487,319
30,300	Dot Hill Systems Corp.*	191,496
6,871	DTS, Inc.*	195,755
10,700	Infinera Corp.*	256,158
9,636	InterDigital, Inc.	521,018
9,504	Lexmark International, Inc. Class A	323,041
13,376	Sanmina Corp.*	295,208
3,338	Tech Data Corp.*	194,706
19,813	TTM Technologies, Inc.*	180,893
8,249	Universal Display Corp.*	393,560

		3,964,881

	Telecommunication Services - 1.5%
20,571	Inteliquent, Inc.	374,392
12,350	Telephone & Data Systems, Inc.	363,214
86,461	Windstream Holdings, Inc.	419,336

		1,156,942

	Transportation - 1.5%
2,091	Allegiant Travel Co.	444,818
9,840	Covenant Transportation Group, Inc. Class A*	232,322
13,747	Swift Transportation Co.*	327,454
5,900	Werner Enterprises, Inc.	166,616

		1,171,210

	Utilities - 3.0%
26,622	Atlantic Power Corp.	66,289
2,100	El Paso Electric Co.	76,503
19,500	Great Plains Energy, Inc.	509,145
5,653	IDACORP, Inc.	351,108

Hartford Small Cap Core Fund (Formerly The Hartford Small/Mid Cap Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

13,640	New Jersey Resources Corp.		$394,196
6,374	ONE Gas, Inc.		287,021
15,371	Westar Energy, Inc.		578,718

			2,262,980

	Total Common Stocks (cost $71,630,901)		75,366,366

	Total Long-Term Investments (cost $71,630,901)		75,366,366

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
1,272,979	BlackRock Liquidity Funds TempFund Portfolio		1,272,979

	Total Short-Term Investments (cost $1,272,979)		1,272,979

	Total Investments (cost $72,903,880)^	100.8%	$76,639,345
	Other Assets and Liabilities	(0.8)%	(627,464)

	Total Net Assets	100.0%	$76,011,881

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$8,075,895
Unrealized Depreciation	(4,340,430)

Net Unrealized Appreciation	$3,735,465

*	Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small Cap Core Fund (Formerly The Hartford Small/Mid Cap Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.1%
Consumer Staples	2.8
Energy	3.5
Financials	24.0
Health Care	14.5
Industrials	12.4
Information Technology	19.4
Materials	2.9
Telecommunication Services	1.5
Utilities	3.0

Total	99.1%

Short-Term Investments	1.7
Other Assets & Liabilities	(0.8)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Small Cap Core Fund (Formerly The Hartford Small/Mid Cap Equity Fund)
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$695,793	$695,793	$—	$—
Banks	4,383,418	4,383,418	—	—
Capital Goods	4,990,286	4,990,286	—	—
Commercial & Professional Services	3,284,811	3,284,811	—	—
Consumer Durables & Apparel	2,415,960	2,415,960	—	—
Consumer Services	3,085,950	3,085,950	—	—
Diversified Financials	3,078,347	3,078,347	—	—
Energy	2,646,983	2,646,983	—	—
Food & Staples Retailing	509,197	509,197	—	—
Food, Beverage & Tobacco	856,237	856,237	—	—
Health Care Equipment & Services	2,608,830	2,608,830	—	—
Household & Personal Products	750,293	750,293	—	—
Insurance	3,031,740	3,031,740	—	—
Materials	2,238,212	2,238,212	—	—
Media	475,747	475,747	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,428,653	8,428,653	—	—
Real Estate	7,776,638	7,776,638	—	—
Retailing	4,804,135	4,804,135	—	—
Semiconductors & Semiconductor Equipment	1,884,991	1,884,991	—	—
Software & Services	8,864,132	8,864,132	—	—
Technology Hardware & Equipment	3,964,881	3,964,881	—	—
Telecommunication Services	1,156,942	1,156,942	—	—
Transportation	1,171,210	1,171,210	—	—
Utilities	2,262,980	2,262,980	—	—
Short-Term Investments	1,272,979	1,272,979	—	—

Total	$76,639,345	$76,639,345	$—	$—

(1)	For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 93.8%
	Automobiles & Components - 0.1%
4,605	Standard Motor Products, Inc.	$168,405
14,066	Tenneco Automotive, Inc.*	700,627
486	Tesla Motors, Inc.*	129,349
13,900	Winnebago Industries, Inc.	310,387

		1,308,768

	Banks - 3.4%
480,277	Associated Banc-Corp	9,466,260
5,499	Bank of Marin Bancorp	267,636
21,388	Blue Hills Bancorp, Inc.*	308,843
347,323	EverBank Financial Corp.	6,925,621
6,100	FCB Financial Holdings, Inc. Class A*	211,853
25,550	First Merchants Corp.	665,066
23,435	Flushing Financial Corp.	486,511
13,500	Great Western Bancorp, Inc.	354,510
15,029	Heritage Financial Corp. of Washington	266,013
46,545	MGIC Investment Corp.*	515,253
229,166	PrivateBancorp, Inc.	9,473,722
9,470	Sandy Spring Bancorp, Inc.	258,910
1,094	TriCo Bancshares	27,120
208,941	United Community Banks, Inc.	4,360,599
5,835	Wintrust Financial Corp.	314,623
9,876	WSFS Financial Corp.	283,540

		34,186,080

	Capital Goods - 7.8%
20,319	AAON, Inc.	450,879
56,150	Acuity Brands, Inc.	11,296,818
312,521	Advanced Drainage Systems, Inc.	8,697,459
4,340	Alamo Group, Inc.	228,024
191,495	Altra Industrial Motion Corp.	4,863,973
67,661	Astronics Corp.*	4,194,982
1,786	Astronics Corp. Class B*	110,875
10,699	AZZ, Inc.	553,673
17,502	CAI International, Inc.*	246,078
1,921	Carlisle Cos., Inc.	194,520
4,150	Crane Co.	220,780
228,356	DigitalGlobe, Inc.*	4,836,580
5,988	EMCOR Group, Inc.	286,406
4,315	Esterline Technologies Corp.*	382,568
245,692	Generac Holdings, Inc.*	8,616,418
15,057	H & E Equipment Services, Inc.	270,123
269,571	HD Supply Holdings, Inc.*	9,650,642
13,140	Heico Corp. Class A	596,030
14,449	Insteel Industries, Inc.	236,097
6,798	Lennox International, Inc.	802,640
19,436	Luxfer Holdings plc ADR	253,057
9,563	Lydall, Inc.*	284,117
206,396	Masonite International Corp.*	14,255,772
6,940	Moog, Inc. Class A*	464,008
15,497	NN, Inc.	353,796
6,060	Teledyne Technologies, Inc.*	628,240
9,945	Textainer Group Holdings Ltd.	225,354
27,156	Titan International, Inc.	253,637
9,170	Toro Co.	626,586
71,821	Watts Water Technologies, Inc. Class A	3,983,193

		78,063,325

	Commercial & Professional Services - 2.7%
160,213	Advisory Board Co.*	9,596,759
30,994	CECO Environmental Corp.	278,946
9,688	Deluxe Corp.	624,198
16,100	Exponent, Inc.	716,289
8,000	Franklin Covey Co.*	151,280

The Hartford Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

8,916	Gategroup Holding AG*	$329,432
15,480	GP Strategies Corp.*	444,121
17,999	Heritage Crystal Clean, Inc.*	231,287
16,260	On Assignment, Inc.*	623,083
266,435	TriNet Group, Inc.*	7,161,773
132,304	WageWorks, Inc.*	6,608,585

		26,765,753

	Consumer Durables & Apparel - 4.7%
13,020	Arctic Cat, Inc.	372,502
376,585	Crocs, Inc.*	5,923,682
10,025	G-III Apparel Group Ltd.*	724,106
165,371	GoPro, Inc. Class A*	10,269,539
8,257	iRobot Corp.*	254,233
136,898	Kate Spade & Co.*	2,754,388
10,650	M/I Schottenstein Homes, Inc.*	267,102
4,498	MCBC Holdings, Inc.*	68,819
21,821	New Home Co., Inc.*	370,302
7,456	Oxford Industries, Inc.	625,782
1,628,070	Samsonite International S.A.	5,313,284
47,141	Skechers USA, Inc. Class A*	7,092,364
290,831	Steven Madden Ltd.*	12,121,836
17,095	Taylor Morrison Home Corp. Class A*	329,079
26,859	Vince Holding Corp.*	263,487
9,520	Vista Outdoor, Inc.*	449,058
3,913	William Lyon Homes Class A*	93,364

		47,292,927

	Consumer Services - 5.9%
43,888	Bloomin’ Brands, Inc.	1,022,152
11,150	Brinker International, Inc.	667,885
26,929	Buffalo Wild Wings, Inc.*	5,266,774
271,886	ClubCorp Holdings, Inc.	6,340,381
45,307	Del Frisco’s Restaurant Group, Inc.*	722,647
530,360	Diamond Resorts International, Inc.*	16,621,482
98,285	Jack in the Box, Inc.	9,337,075
35,261	La Quinta Holdings, Inc.*	748,238
8,720	Marriott Vacations Worldwide Corp.	728,992
37,190	Panera Bread Co. Class A*	7,591,223
2,622	Red Robin Gourmet Burgers, Inc.*	240,306
18,796	Ruth’s Hospitality Group, Inc.	329,494
230,713	Texas Roadhouse, Inc.	9,087,785
7,100	Wingstop, Inc.*	243,388

		58,947,822

	Diversified Financials - 2.6%
11,000	Alaris Royalty Corp.	252,239
9,995	Evercore Partners, Inc. Class A	587,706
102,162	Financial Engines, Inc.	4,685,149
173,790	HFF, Inc. Class A	7,966,534
78,429	MarketAxess Holdings, Inc.	7,670,356
19,562	Regional Management Corp.*	377,938
1,600	Westwood Holdings Group, Inc.	96,128
197,339	Wisdomtree Investments, Inc.	4,913,741

		26,549,791

	Energy - 1.4%
139,629	Abraxas Petroleum Corp.*	262,502
11,500	Aspen Aerogels, Inc.*	75,785
32,101	Bill Barrett Corp.*	182,334
79,746	Diamondback Energy, Inc.*	5,366,906
12,567	Forum Energy Technologies, Inc.*	192,024
21,200	Hornbeck Offshore Services, Inc.*	385,840
99,588	Karoon Gas Australia Ltd.*	169,960
287,851	RSP Permian, Inc.*	7,138,705
14,797	Synergy Resources Corp.*	143,975

		13,918,031

The Hartford Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Food & Staples Retailing - 0.2%
10,690	Casey’s General Stores, Inc.	$1,092,678
24,051	Natural Grocers by Vitamin Cottage, Inc.*	643,124
7,955	PriceSmart, Inc.	770,919

		2,506,721

	Food, Beverage & Tobacco - 1.8%
16,667	Darling Ingredients, Inc.*	214,171
307,939	Freshpet, Inc.*	5,087,152
285,687	Nomad Foods Ltd.*	5,928,005
10,390	Post Holdings, Inc.*	558,359
488,431	SunOpta, Inc.*	5,226,212
10,970	TreeHouse Foods, Inc.*	899,101

		17,913,000

	Health Care Equipment & Services - 12.3%
159,907	Acadia Healthcare Co., Inc.*	12,757,380
11,588	Aceto Corp.	271,507
48,097	Adeptus Health, Inc. Class A*	5,285,379
8,451	Anika Therapeutics, Inc.*	320,293
1,520	Atrion Corp.	613,928
139,628	Cardiovascular Systems, Inc.*	4,166,499
6,966	Cyberonics, Inc.*	427,712
12,570	Cynosure, Inc. Class A*	487,716
205,995	DexCom, Inc.*	17,437,477
11,200	EndoChoice Holdings, Inc.*	181,440
364,936	Endologix, Inc.*	5,203,987
6,980	Ensign Group, Inc.	356,818
237,631	Envision Healthcare Holdings, Inc.*	10,645,869
41,318	Globus Medical, Inc. Class A*	1,159,383
22,146	HealthSouth Corp.	1,012,072
123,145	HeartWare International, Inc.*	11,170,483
6,815	ICU Medical, Inc.*	680,955
401,103	Insulet Corp.*	13,593,381
225,009	LDR Holding Corp.*	10,228,909
60,248	LifePoint Health, Inc.*	4,992,149
3,190	MEDNAX, Inc.*	270,002
17,035	Omnicell, Inc.*	622,118
103,430	Team Health Holdings, Inc.*	6,972,216
600	Teladoc, Inc.*	18,942
12,272	U.S. Physical Therapy, Inc.	648,698
18,972	Vascular Solutions, Inc.*	706,328
475,755	Veeva Systems, Inc. Class A*	12,807,325
7,466	WellCare Health Plans, Inc.*	603,253

		123,642,219

	Insurance - 1.7%
14,280	AMERISAFE, Inc.	714,714
256,043	Assured Guaranty Ltd.	6,262,812
233,173	First American Financial Corp.	9,462,160
25,495	James River Group Holdings Ltd.	699,838

		17,139,524

	Materials - 4.4%
8,239	Advanced Emissions Solutions, Inc.*	92,277
16,958	Boise Cascade Co.*	562,666
5,175	Cabot Corp.	182,056
624,926	Graphic Packaging Holding Co.	9,436,383
827,128	Headwaters, Inc.*	15,723,703
240,469	KapStone Paper & Packaging Corp.	5,626,975
16,059	Myers Industries, Inc.	242,973
51,240	OMNOVA Solutions, Inc.*	331,523
14,078	Orion Engineered Carbons S.A.	262,555
453,074	Platform Specialty Products Corp.*	10,543,032
19,825	PolyOne Corp.	679,403
10,582	Silgan Holdings, Inc.	565,819

		44,249,365

The Hartford Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Media - 1.4%
367,996	IMAX Corp.*	$13,766,730

	Pharmaceuticals, Biotechnology & Life Sciences - 12.9%
305,583	Achillion Pharmaceuticals, Inc.*	2,603,567
14,625	Acorda Therapeutics, Inc.*	502,515
191,741	Aerie Pharmaceuticals, Inc.*	3,478,182
55,538	Agios Pharmaceuticals, Inc.*	6,119,177
14,416	Albany Molecular Research, Inc.*	304,754
6,777	Alkermes plc*	474,526
27,860	Amicus Therapeutics, Inc.*	478,913
92,013	Anacor Pharmaceuticals, Inc.*	13,727,419
144,730	Aratana Therapeutics, Inc.*	2,550,143
56,340	Arena Pharmaceuticals, Inc.*	227,614
433,401	BioCryst Pharmaceuticals, Inc.*	6,709,047
47,430	BioDelivery Sciences International, Inc.*	386,555
16,336	Cara Therapeutics, Inc.*	348,120
90,506	Cepheid*	5,031,229
6,400	Chiasma, Inc.*	150,848
19,543	Dicerna Pharmaceuticals, Inc.*	238,815
170,665	Five Prime Therapeutics, Inc.*	4,014,041
149,613	Flexion Therapeutics, Inc.*	3,500,944
72,371	Galapagos N.V. ADR*	4,389,301
13,200	GlycoMimetics, Inc.*	101,112
181,279	Intersect ENT, Inc.*	5,378,548
277,321	Ironwood Pharmaceuticals, Inc.*	2,898,004
16,032	KemPharm, Inc.*	275,750
4,520	KYTHERA Biopharmaceuticals, Inc.*	336,830
19,455	Medicines Co.*	610,692
687,112	Novavax, Inc.*	8,286,571
4,900	Ophthotech Corp.*	331,681
159,307	Otonomy, Inc.*	4,105,341
11,262	PAREXEL International Corp.*	776,628
194,413	Portola Pharmaceuticals, Inc.*	9,611,779
132,503	PTC Therapeutics, Inc.*	6,785,479
2,828	Puma Biotechnology, Inc.*	256,217
94,255	Regulus Therapeutics, Inc.*	772,891
163,933	Relypsa, Inc.*	5,427,822
115,134	TESARO, Inc.*	6,677,772
137,966	Tetraphase Pharmaceuticals, Inc.*	6,560,283
36,459	Trevana, Inc.*	212,191
78,157	Ultragenyx Pharmaceutical, Inc.*	9,451,526
86,455	XenoPort, Inc.*	631,122
140,438	Zafgen, Inc.*	5,332,431

		130,056,380

	Real Estate - 2.4%
39,491	Arbor Realty Trust, Inc. REIT	270,118
20,217	Armada Hoffler Properties, Inc. REIT	207,224
19,179	CareTrust, Inc. REIT	248,943
12,206	Coresite Realty Corp. REIT	612,741
15,982	Easterly Government Properties, Inc. REIT	252,516
305,768	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,136,764
386,597	Kennedy-Wilson Holdings, Inc.	9,788,636
17,923	Medical Properties Trust, Inc. REIT	245,007
132,694	Pebblebrook Hotel Trust REIT	5,400,646
12,293	STAG Industrial, Inc. REIT	241,435
18,036	Summit Hotel Properties, Inc. REIT	245,831
33,251	Sunstone Hotel Investors, Inc. REIT	467,842

		24,117,703

	Retailing - 2.8%
3,136,600	Allstar Co.*(1)(2)	3,167,966
16,527	Burlington Stores, Inc.*	909,646
11,261	Core-Mark Holding Co., Inc.	715,862
180,886	CST Brands, Inc.	6,851,962
19,648	DSW, Inc. Class A	638,953
17,935	Five Below, Inc.*	661,264

The Hartford Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

106,265	HSN, Inc.	$7,811,540
18,855	Party City Holdco, Inc.*	388,790
28,181	Pier 1 Imports, Inc.	332,818
211,449	Rent-A-Center, Inc.	5,664,719
10,085	Shoe Carnival, Inc.	285,506
71,382	Tuesday Morning Corp.*	669,563
7,930	Wayfair, Inc. Class A*	295,868
17,340	zulily, Inc. Class A*	229,061

		28,623,518

	Semiconductors & Semiconductor Equipment - 4.1%
41,541	Ambarella, Inc.*	4,813,356
264,600	Entegris, Inc.*	3,920,049
35,247	Exar Corp.*	277,394
306,820	Inphi Corp.*	6,974,019
223,990	Mellanox Technologies Ltd.*	9,418,779
11,520	MKS Instruments, Inc.	408,960
18,145	Rambus, Inc.*	237,518
194,317	SunEdison Semiconductor Ltd.*	2,747,642
239,585	SunEdison, Inc.*	5,577,539
235,698	SunPower Corp.*	6,370,917

		40,746,173

	Software & Services - 14.4%
97,244	Apigee Corp.*	782,814
118,679	Apigee Corp. PIPE*(1)(2)	911,844
15,912	Aspen Technology, Inc.*	706,175
4,640	CACI International, Inc. Class A*	381,083
14,080	Cardtronics, Inc.*	521,946
10,805	Cass Information Systems, Inc.	568,343
12,940	comScore, Inc.*	756,990
9,912	Constant Contact, Inc.*	256,126
77,519	CoStar Group, Inc.*	15,603,800
8,723	CSG Systems International, Inc.	271,285
77,833	Demandware, Inc.*	5,881,061
4,816	Ellie Mae, Inc.*	377,815
8,090	EPAM Systems, Inc.*	599,550
33,116	ePlus, Inc.*	2,546,952
29,972	Everyday Health, Inc.*	355,768
27,528	Exlservice Holdings, Inc.*	1,067,261
93,687	Fair Isaac Corp.	8,496,474
51,575	Five9, Inc.*	242,918
147,514	Fleetmatics Group Ltd.*	7,061,495
50,530	Global Cash Access, Inc.*	255,176
57,851	Guidewire Software, Inc.*	3,416,102
112,759	Heartland Payment Systems, Inc.	7,024,886
208,841	HubSpot, Inc.*	11,266,972
14,022	j2 Global, Inc.	987,149
11,288	Manhattan Associates, Inc.*	731,688
48,375	Marchex, Inc. Class B	222,525
9,461	Marketo, Inc.*	287,709
105,403	MAXIMUS, Inc.	7,189,539
29,170	Model N, Inc.*	331,371
17,015	NetScout Systems, Inc.*	678,558
12,211	Nuance Communications, Inc.*	221,385
17,352	Perficient, Inc.*	281,623
17,740	PTC, Inc.*	644,849
12,710	Q2 Holdings, Inc.*	345,585
10,105	Qualys, Inc.*	373,481
29,166	Sapiens International Corp. N.V.	312,951
86,389	Shutterstock, Inc.*	4,615,764
19,635	Silver Spring Networks, Inc.*	219,912
6,932	Solera Holdings, Inc.	253,642
25,951	Tangoe, Inc.*	285,980
667,714	Telogis, Inc.*(1)(2)	1,159,819
7,187	Textura Corp.*	208,423
68,162	Tyler Technologies Corp.*	9,511,325
155,416	Verint Systems, Inc.*	9,048,320

The Hartford Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

177,464	Virtusa Corp.*	$8,507,624
12,030	WebMD Health Corp.*	524,267
76,916	WEX, Inc.*	7,848,509
455,935	WNS Holdings Ltd. ADR*	13,591,422
78,961	Zillow Group, Inc. Class A*	6,435,321

		144,171,577

	Technology Hardware & Equipment - 3.6%
136,868	Arista Networks, Inc.*	11,561,240
16,820	CalAmp Corp.*	287,790
11,456	CDW Corp. of Delaware	411,614
256,970	Ciena Corp.*	6,539,887
225,716	Cognex Corp.	10,218,163
8,697	Control4 Corp.*	72,185
4,305	FEI Co.	370,101
47,607	Mitel Networks Corp.*	449,886
10,800	Newport Corp.*	171,072
179,640	Nimble Storage, Inc.*	4,961,657
115,230	ParkerVision, Inc.*	39,178
13,808	Radware Ltd.*	262,904
8,310	Rogers Corp.*	465,111
21,892	Sonus Networks, Inc.*	176,669

		35,987,457

	Telecommunication Services - 0.0%
45,790	Vonage Holdings Corp.*	292,598

	Transportation - 3.1%
29,225	Celadon Group, Inc.	634,182
210,212	Landstar System, Inc.	15,141,570
13,382	Marten Transport Ltd.	259,477
5,887	Park-Ohio Holdings Corp.	264,385
437,952	Swift Transportation Co.*	10,432,017
101,459	XPO Logistics, Inc.*	4,398,248

		31,129,879

	Utilities - 0.1%
5,177	ALLETE, Inc.	249,997
10,920	Pattern Energy Group, Inc.	266,776
14,885	Spark Energy, Inc. Class A	236,225

		752,998

	Total Common Stocks (cost $823,508,168)	942,128,339

Exchange Traded Funds - 0.1%
	Other Investment Pools & Funds - 0.1%
2,790	iShares Russell 2000 Growth ETF	432,311

	Total Exchange Traded Funds (cost $431,580)	432,311

Preferred Stocks - 2.6%
	Consumer Services - 0.0%
99,881	Draftkings, Inc.*(1)(2)	484,153

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
92,973	Sancilio & Co., Inc.*(1)(2)	616,411

	Retailing - 0.4%
65,552	Tory Burch LLC*(1)(2)	4,197,620

	Software & Services - 1.7%
106,123	Cloudera, Inc.*(1)(2)	3,151,853
263,189	MarkLogic Corp. Series F*(1)(2)	3,218,802
129,162	Nutanix, Inc.*(1)(2)	2,184,129
909,316	Telogis, Inc.*(1)(2)	3,649,995
98,033	Veracode, Inc.*(1)(2)	2,885,111
658,164	Zuora, Inc. Series F*(1)(2)	2,250,506

		17,340,396

	Technology Hardware & Equipment - 0.2%
122,994	Pure Storage, Inc.*(1)(2)	1,927,316

The Hartford Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Telecommunication Services - 0.2%
4,044	DocuSign, Inc. Series B*(1)(2)		$69,491
1,211	DocuSign, Inc. Series B-1*(1)(2)		20,810
2,906	DocuSign, Inc. Series D*(1)(2)		49,936
75,160	DocuSign, Inc. Series E*(1)(2)		1,291,534
14,065	DocuSign, Inc. Series F*(1)(2)		241,690

			1,673,461

	Total Preferred Stocks (cost $21,968,398)		26,239,357

Convertible Preferred Stocks - 0.0%
	Capital Goods - 0.0%
1,971	William Lyon Homes, Inc., 6.50%		237,427

	Total Convertible Preferred Stocks (cost $197,100)		237,427

	Total Long-Term Investments (cost $846,105,246)		969,037,434

Short-Term Investments - 3.4%
	Other Investment Pools & Funds - 3.4%
34,390,618	Federated Prime Obligations Fund		34,390,618

	Total Short-Term Investments (cost $34,390,618)		34,390,618

	Total Investments (cost $880,495,864)^	99.9%	$1,003,428,052
	Other Assets and Liabilities	0.1%	810,247

	Total Net Assets	100.0%	$1,004,238,299

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications "Other Investment Pools and Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$162,935,890
Unrealized Depreciation	(40,003,702)

Net Unrealized Appreciation	$122,932,188

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $31,478,986, which represents 3.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

The Hartford Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost

08/2011	3,136,600	Allstar Co.	$1,364,479
04/2015	118,679	Apigee Corp.	2,532,302
02/2014	106,123	Cloudera, Inc. Preferred	1,545,151
02/2014	4,044	DocuSign, Inc. Series B Preferred	53,107
02/2014	1,211	DocuSign, Inc. Series B-1 Preferred	15,903
02/2014	2,906	DocuSign, Inc. Series D Preferred	38,163
02/2014	75,160	DocuSign, Inc. Series E Preferred	987,031
04/2015	14,065	DocuSign, Inc. Series F Preferred	268,545
07/2015	99,881	Draftkings, Inc. Preferred	537,952
04/2015	263,189	MarkLogic Corp. Series F Preferred	3,056,730
08/2014	129,162	Nutanix, Inc. Preferred	1,730,319
04/2014	122,994	Pure Storage, Inc. Preferred	1,934,191
05/2014	92,973	Sancilio & Co., Inc. Preferred	351,155
09/2013	667,714	Telogis, Inc.	1,322,808
09/2013	909,316	Telogis, Inc. Preferred	2,001,586
11/2013	65,552	Tory Burch LLC Preferred	5,137,735
08/2014	98,033	Veracode, Inc. Preferred	1,810,268
01/2015	658,164	Zuora, Inc. Series F Preferred	2,500,562

			$27,187,987

At July 31, 2015, the aggregate value of these securities were $31,478,986, which represents 3.1% of total net assets.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

The Hartford Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.0%
Consumer Staples	2.0
Energy	1.4
Financials	10.2
Health Care	25.3
Industrials	13.9
Information Technology	24.2
Materials	4.4
Utilities	0.1

Total	96.5%

Short-Term Investments	3.4
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The Hartford Small Company Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$1,308,768	$1,308,768	$—	$—
Banks	34,186,080	34,186,080	—	—
Capital Goods	78,063,325	78,063,325	—	—
Commercial & Professional Services	26,765,753	26,436,321	329,432	—
Consumer Durables & Apparel	47,292,927	47,292,927	—	—
Consumer Services	58,947,822	58,947,822	—	—
Diversified Financials	26,549,791	26,549,791	—	—
Energy	13,918,031	13,748,071	169,960	—
Food & Staples Retailing	2,506,721	2,506,721	—	—
Food, Beverage & Tobacco	17,913,000	17,913,000	—	—
Health Care Equipment & Services	123,642,219	123,642,219	—	—
Insurance	17,139,524	17,139,524	—	—
Materials	44,249,365	44,249,365	—	—
Media	13,766,730	13,766,730	—	—
Pharmaceuticals, Biotechnology & Life Sciences	130,056,380	130,056,380	—	—
Real Estate	24,117,703	24,117,703	—	—
Retailing	28,623,518	25,455,552	—	3,167,966
Semiconductors & Semiconductor Equipment	40,746,173	40,746,173	—	—
Software & Services	144,171,577	142,099,914	—	2,071,663
Technology Hardware & Equipment	35,987,457	35,987,457	—	—
Telecommunication Services	292,598	292,598	—	—
Transportation	31,129,879	31,129,879	—	—
Utilities	752,998	752,998	—	—
Exchange Traded Funds	432,311	432,311	—	—
Preferred Stocks	26,239,357	—	—	26,239,357
Convertible Preferred Stocks	237,427	237,427	—	—
Short-Term Investments	34,390,618	34,390,618	—	—

Total	$1,003,428,052	$971,449,674	$499,392	$31,478,986

(1) For the period ended July 31, 2015, investments valued at $6,981,610.15 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Preferred Stock	Total
Beginning balance	$28,547,778	20,281,239	$48,829,017
Purchases	2,532,302	6,714,942	9,247,244
Sales	-	(2,883,456)	(2,883,456)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	-	-
Net change in unrealized appreciation/depreciation	(495,868)	2,126,632	1,630,764
Transfers into Level 3 (1)	-	-	-
Transfers out of Level 3 (1)	(25,344,583)	-	(25,344,583)
Ending balance	$5,239,629	$26,239,357	$31,478,986

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $1,630,764.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 16.2%
	Asset-Backed - Finance & Insurance - 0.8%
$ 1,155,000	First Franklin Mortgage Loan Trust 0.43%, 04/25/2036(1)	$745,535
2,072,866	GSAMP Trust 0.28%, 01/25/2037(1)	1,237,959
1,113,897	SpringCastle America Funding LLC 2.70%, 05/25/2023(2)	1,119,455

		3,102,949

	Asset-Backed - Home Equity - 1.7%
	GSAA Home Equity Trust
898,668	0.26%, 12/25/2046(1)	526,977
1,903,540	0.27%, 02/25/2037(1)	1,010,749
539,362	0.29%, 03/25/2037(1)	287,286
666,325	0.36%, 03/25/2047(1)	337,055
1,543,358	0.37%, 11/25/2036(1)	830,976
1,369,513	0.42%, 04/25/2047(1)	892,314
616,136	5.88%, 09/25/2036	350,466
171,680	Morgan Stanley Asset-Backed Securities Capital I 0.34%, 06/25/2036(1)	156,013
1,105,860	Morgan Stanley Mortgage Loan Trust 0.36%, 11/25/2036(1)	552,627
86,941	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037	48,946
	Soundview Home Loan Trust
1,565,937	0.43%, 07/25/2036(1)	984,332
280,000	0.44%, 11/25/2036(1)	193,425

		6,171,166

	Commercial Mortgage-Backed Securities - 2.5%
180,000	Citigroup Commercial Mortgage Trust 4.40%, 03/10/2047(1)(2)	153,440
330,000	Commercial Mortgage Pass-Through Certificates 4.75%, 10/15/2045(1)(2)	260,485
105,000	Community or Commercial Mortgage Trust 4.57%, 10/15/2045(1)(2)	86,758
	GS Mortgage Securities Trust
270,000	3.58%, 06/10/2047(2)	209,456
465,167	3.67%, 04/10/2047(2)	330,929
1,795,000	4.85%, 11/10/2045(1)(2)	1,775,074
1,374,724	Hilton USA Trust 3.94%, 11/05/2030(1)(2)	1,373,836
485,000	JP Morgan Chase Commercial Mortgage Securities Corp. 4.42%, 12/15/2047(1)(2)	438,883
	JP Morgan Chase Commercial Mortgage Securities Trust
560,000	2.73%, 10/15/2045(1)(2)	375,973
125,000	4.00%, 08/15/2046(1)(2)	114,281
390,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%, 08/15/2045(2)	300,438
365,000	Morgan Stanley Capital I Trust 5.18%, 07/15/2049(1)(2)	327,283
240,000	UBS-Barclays Commercial Mortgage Trust 4.09%, 03/10/2046(1)(2)	210,237
710,000	VNDO Mortgage Trust 3.95%, 12/13/2029(1)(2)	721,327
	WF-RBS Commercial Mortgage Trust
665,000	3.02%, 11/15/2047(2)	493,548
1,750,000	4.80%, 11/15/2045(1)(2)	1,647,761
170,000	5.00%, 06/15/2044(1)(2)	159,955
195,505	5.00%, 04/15/2045(1)(2)	156,620

		9,136,284

	Whole Loan Collateral CMO - 11.2%
	Adjustable Rate Mortgage Trust
116,859	0.45%, 01/25/2036(1)	97,429

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 125,784	0.69%, 01/25/2036(1)	$108,899
	American Home Mortgage Assets Trust
441,892	0.32%, 03/25/2047(1)	349,770
136,569	0.38%, 09/25/2046(1)	100,009
806,361	1.11%, 10/25/2046(1)	594,515
	Banc of America Funding Corp.
609,138	0.38%, 10/20/2036(1)	471,384
204,679	5.85%, 01/25/2037	172,675
356,848	Banc of America Mortgage Trust 2.70%, 09/25/2035(1)	326,226
	BCAP LLC Trust
755,254	0.36%, 01/25/2037(1)	601,284
733,846	0.37%, 03/25/2037(1)	628,411
820,888	Bear Stearns Adjustable Rate Mortgage Trust 2.41%, 10/25/2035(1)	807,478
	Bear Stearns Alt-A Trust
256,114	0.51%, 08/25/2036(1)	184,647
362,701	0.69%, 01/25/2036(1)	299,175
379,953	Bear Stearns Mortgage Funding Trust 0.37%, 10/25/2036(1)	312,314
1,050,000	Chase Mortgage Finance Trust 5.50%, 11/25/2035	1,032,784
162,451	CHL Mortgage Pass-Through Trust 2.48%, 03/20/2036(1)	142,182
	Connecticut Avenue Securities
185,000	2.79%, 05/25/2024(1)	168,170
880,000	3.09%, 07/25/2024(1)	808,778
1,155,000	3.19%, 07/25/2024(1)	1,053,749
475,000	5.09%, 11/25/2024(1)	484,092
	Countrywide Alternative Loan Trust
712,240	0.51%, 11/25/2035(1)	582,819
2,386,986	0.59%, 10/25/2036(1)	1,717,076
915,431	5.50%, 12/25/2035	800,737
1,443,773	5.75%, 05/25/2036	1,273,501
1,084,480	6.00%, 05/25/2036	932,971
	Countrywide Home Loans, Inc.
1,188,695	2.55%, 09/25/2047(1)	1,059,770
1,119,104	5.75%, 08/25/2037	1,059,373
394,085	Deutsche Alt-A Securities Mortgage Loan Trust 0.34%, 03/25/2037(1)	282,077
573,242	Downey S & L Association Mortgage Loan Trust 1.08%, 03/19/2046(1)	431,490
158,962	First Horizon Mortgage Pass-Through Trust 2.71%, 08/25/2037(1)	130,475
	GMAC Mortgage Corp. Loan Trust
952,147	3.01%, 09/19/2035(1)	887,989
135,784	3.04%, 04/19/2036(1)	121,293
	GSR Mortgage Loan Trust
1,229,397	2.64%, 04/25/2035(1)	1,166,809
1,661,609	2.70%, 01/25/2036(1)	1,501,854
148,481	2.83%, 10/25/2035(1)	129,373
	HarborView Mortgage Loan Trust
3,511,272	0.43%, 12/19/2036(1)	2,388,725
882,286	0.52%, 09/19/2035(1)	699,714
85,978	Impac CMB Trust 1.69%, 02/25/2036(1)	82,674
2,263,105	Impac Secured Assets Corp. 0.47%, 08/25/2036(1)	1,674,161
	IndyMac Index Mortgage Loan Trust
248,191	0.43%, 07/25/2035(1)	215,525
537,678	0.47%, 07/25/2035(1)	445,118
741,734	0.48%, 01/25/2036(1)	509,315
1,944,354	0.59%, 07/25/2046(1)	1,087,874
	JP Morgan Mortgage Trust
482,631	2.35%, 11/25/2035(1)	456,128
350,799	2.56%, 09/25/2035(1)	334,118
571,274	2.64%, 05/25/2036(1)	520,744

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 687,289	2.64%, 05/25/2036(1)	$609,111
	Lehman XS Trust
502,082	0.40%, 07/25/2046(1)	394,264
193,607	0.43%, 06/25/2047(1)	129,836
106,165	1.04%, 09/25/2047(1)	86,863
90,141	Luminent Mortgage Trust 0.39%, 10/25/2046(1)	76,865
402,431	Merrill Lynch Mortgage Investors Trust 2.61%, 07/25/2035(1)	325,438
2,059,426	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.02%, 06/25/2036(1)	1,570,807
603,994	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	551,952
	Residential Accredit Loans, Inc.
231,401	0.49%, 04/25/2036(1)	166,451
250,203	0.97%, 09/25/2046(1)	168,357
2,288,867	1.39%, 11/25/2037(1)	1,464,472
111,947	6.00%, 12/25/2035	99,965
783,099	Residential Asset Securitization Trust 0.64%, 03/25/2035(1)	634,100
	Residential Funding Mortgage Securities, Inc.
1,261,976	2.85%, 08/25/2035(1)	990,444
113,255	3.07%, 04/25/2037(1)	98,454
	Sequoia Mortgage Trust
255,649	0.73%, 01/20/2035(1)	242,023
65,364	2.62%, 07/20/2037(1)	55,641
1,035,172	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	1,053,778
2,036,608	Structured Adjustable Rate Mortgage Loan Trust 2.50%, 02/25/2036(1)	1,636,144
1,639,317	Structured Asset Mortgage Investments II Trust 0.42%, 02/25/2036(1)	1,315,847
	WaMu Mortgage Pass-Through Certificates Trust
185,928	0.61%, 06/25/2044(1)	172,210
169,709	2.18%, 11/25/2046(1)	152,799
226,561	Wells Fargo Alternative Loan Trust 2.61%, 12/28/2037(1)	194,850
376,610	Wells Fargo Mortgage Backed Securities Trust 2.33%, 09/25/2036(1)	350,612

		41,776,957

	Total Asset & Commercial Mortgage Backed Securities (cost $58,212,079)	60,187,356

Corporate Bonds - 29.7%
	Apparel - 0.3%
950,000	William Carter Co. 5.25%, 08/15/2021	985,625

	Auto Parts & Equipment - 0.0%
150,000	ZF North America Capital, Inc. 4.75%, 04/29/2025(2)	146,625

	Chemicals - 0.4%
545,000	Eagle Spinco, Inc. 4.63%, 02/15/2021	530,012
845,000	NOVA Chemicals Corp. 5.00%, 05/01/2025(2)	836,550

		1,366,562

	Coal - 0.1%
	Peabody Energy Corp.
40,000	6.00%, 11/15/2018	14,600
860,000	6.50%, 09/15/2020	253,700

		268,300

	Commercial Banks - 7.9%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 2,200,000	7.00%, 02/19/2019(1)(3)(4)	2,464,474
$ 1,000,000	9.00%, 05/09/2018(1)(3)(4)	1,085,000

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Banco do Brasil S.A.
	$1,861,000	3.88%, 10/10/2022	$1,670,024
	785,000	6.25%, 04/15/2024(1)(3)(4)	530,370
		Banco Santander S.A.
EUR	1,200,000	6.25%, 09/11/2021(1)(3)(4)	1,304,722
	$2,400,000	6.38%, 05/19/2019(1)(3)(4)	2,373,552
		Barclays Bank plc
EUR	1,550,000	8.00%, 12/15/2020(1)(3)	1,857,626
	$1,050,000	8.25%, 12/15/2018(1)(3)	1,123,990
	517,000	CIT Group, Inc. 5.50%, 02/15/2019(2)	546,728
	310,000	Citigroup, Inc. 6.68%, 09/13/2043	385,717
EUR	250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.50%, 06/29/2020(1)(3)(4)	284,172
		Credit Agricole S.A.
	1,050,000	6.50%, 06/23/2021(1)(3)(4)	1,191,222
	$810,000	6.63%, 09/23/2019(1)(2)(3)	806,963
	990,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(3)	964,012
	895,000	Goldman Sachs Group, Inc. 5.15%, 05/22/2045	880,552
	445,000	ING Groep N.V. 6.50%, 04/16/2025(1)(3)	436,656
	2,115,000	JP Morgan Chase & Co. 5.63%, 08/16/2043	2,318,899
EUR	1,300,000	KBC Groep N.V. 5.63%, 03/19/2019(1)(3)(4)	1,431,295
		Lloyds Banking Group plc
	1,150,000	6.38%, 06/27/2020(1)(3)(4)	1,329,295
GBP	1,050,000	7.00%, 06/27/2019(1)(3)(4)	1,674,578
	$360,000	Morgan Stanley 4.30%, 01/27/2045	342,222
		Societe Generale S.A.
EUR	650,000	6.75%, 04/07/2021(1)(3)(4)	731,104
	$2,350,000	8.25%, 11/29/2018(1)(3)(4)	2,514,500
	600,000	Standard Chartered plc 6.50%, 04/02/2020(1)(2)(3)	607,081
	500,000	UniCredit S.p.A. 8.00%, 06/03/2024(1)(3)(4)	499,564

			29,354,318

		Commercial Services - 0.6%
	1,025,000	ADT Corp. 6.25%, 10/15/2021	1,086,500
	315,000	Cardtronics, Inc. 5.13%, 08/01/2022	307,125
	570,000	Sotheby's 5.25%, 10/01/2022(2)	557,175
	280,000	United Rentals North America, Inc. 5.50%, 07/15/2025	267,750

			2,218,550

		Construction Materials - 1.0%
		Building Materials Corp. of America
	680,000	5.38%, 11/15/2024(2)	681,632
	174,000	6.75%, 05/01/2021(2)	182,700
		Cemex S.A.B. de C.V.
EUR	205,000	4.38%, 03/05/2023(4)	217,419
	145,000	4.38%, 03/05/2023(2)	153,784
	$595,000	CRH America, Inc. 5.13%, 05/18/2045(2)	600,843
	1,180,000	Grupo Cementos de Chihuahua S.A.B. de C.V. 8.13%, 02/08/2020(2)	1,262,600
	440,000	Norbord, Inc. 6.25%, 04/15/2023(2)	446,600

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 315,000	West China Cement Ltd. 6.50%, 09/11/2019(4)	$314,235

		3,859,813

	Diversified Financial Services - 0.8%
970,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.50%, 05/15/2021	984,550
160,000	Aircastle Ltd. 5.50%, 02/15/2022	166,800
205,000	Intercorp Peru Ltd. 5.88%, 02/12/2025(2)	204,487
	International Lease Finance Corp.
390,000	5.88%, 04/01/2019	417,300
100,000	5.88%, 08/15/2022	109,000
	Navient Corp.
340,000	5.50%, 01/15/2019	332,350
400,000	7.25%, 01/25/2022	395,000
490,000	8.45%, 06/15/2018	529,200

		3,138,687

	Electric - 1.7%
1,110,000	AES Corp. 8.00%, 06/01/2020	1,291,763
165,000	DPL, Inc. 7.25%, 10/15/2021	175,931
1,470,000	Eskom Holdings Ltd. 5.75%, 01/26/2021(4)	1,428,252
645,000	NRG Energy, Inc. 6.25%, 07/15/2022	646,613
2,675,000	Perusahaan Listrik Negara PT 5.50%, 11/22/2021(4)	2,825,602

		6,368,161

	Engineering & Construction - 0.4%
1,355,000	SBA Tower Trust 3.60%, 04/15/2043(2)	1,352,848

	Environmental Control - 0.2%
	Clean Harbors, Inc.
60,000	5.13%, 06/01/2021	60,450
601,000	5.25%, 08/01/2020	615,364

		675,814

	Food - 0.1%
560,000	Minerva Luxembourg S.A. 7.75%, 01/31/2023(2)	562,632

	Forest Products & Paper - 0.2%
	Cascades, Inc.
120,000	5.50%, 07/15/2022(2)	116,100
255,000	5.75%, 07/15/2023(2)	246,713
440,000	Clearwater Paper Corp. 5.38%, 02/01/2025(2)	430,100

		792,913

	Healthcare-Services - 0.9%
645,000	Community Health Systems, Inc. 5.13%, 08/01/2021	669,188
	HCA, Inc.
305,000	4.75%, 05/01/2023	313,006
880,000	6.50%, 02/15/2020	983,950
880,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	957,000
420,000	Wellcare Health Plans, Inc. 5.75%, 11/15/2020	441,000

		3,364,144

	Holding Companies-Diversified - 0.1%
EUR 500,000	Hutchison Whampoa Europe Finance Ltd. 3.75%, 05/10/2018(1)(3)(4)	565,599

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Home Builders - 0.5%
	$195,000	Agile Property Holdings Ltd. 8.88%, 04/28/2017	$197,438
	885,000	Lennar Corp. 4.50%, 06/15/2019	913,762
	450,000	Meritage Homes Corp. 6.00%, 06/01/2025(2)	454,500
	451,000	Ryland Group, Inc. 5.38%, 10/01/2022	456,637

			2,022,337

		Insurance - 0.8%
	1,330,000	AXA S.A. 6.46%, 12/14/2018(1)(2)(3)	1,376,550
EUR	1,450,000	Mapfre S.A. 5.92%, 07/24/2037(1)	1,684,027

			3,060,577

		Iron/Steel - 0.6%
	$900,000	ArcelorMittal 6.00%, 08/05/2020	909,000
		Steel Dynamics, Inc.
	270,000	5.13%, 10/01/2021	269,325
	155,000	5.50%, 10/01/2024	153,450
	840,000	United States Steel Corp. 7.38%, 04/01/2020	814,800

			2,146,575

		Lodging - 0.1%
	420,000	Choice Hotels International, Inc. 5.75%, 07/01/2022	448,350

		Machinery - Construction & Mining - 0.1%
	245,000	Oshkosh Corp. 5.38%, 03/01/2025	241,938

		Machinery-Diversified - 0.1%
	335,000	Case New Holland Industrial, Inc. 7.88%, 12/01/2017	369,337
	130,000	CNH Industrial Capital LLC 3.38%, 07/15/2019	127,888

			497,225

		Media - 1.9%
		CCO Holdings LLC
	30,000	5.13%, 02/15/2023	29,738
	770,000	5.25%, 09/30/2022	779,625
	70,000	5.75%, 09/01/2023	71,663
		CCO Safari II LLC
	275,000	4.91%, 07/23/2025(2)	275,609
	195,000	6.48%, 10/23/2045(2)	201,817
		DISH DBS Corp.
	55,000	5.88%, 11/15/2024	53,350
	525,000	6.75%, 06/01/2021	555,187
	425,000	7.88%, 09/01/2019	475,469
	785,000	Liberty Interactive LLC 8.25%, 02/01/2030	832,100
	550,000	Myriad International Holdings B.V. 5.50%, 07/21/2025(2)	558,250
	440,000	NBCUniversal Enterprise, Inc. 5.25%, 03/29/2049(2)(3)	468,050
	235,000	Numericable-SFR SAS 4.88%, 05/15/2019(2)	238,525
		TEGNA, Inc.
	200,000	4.88%, 09/15/2021(2)	200,500
	825,000	5.13%, 10/15/2019	860,062
	470,000	5.13%, 07/15/2020	489,975
		Videotron Ltd.
	110,000	5.00%, 07/15/2022	111,257

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$750,000	5.38%, 06/15/2024(2)	$757,500

			6,958,677

		Mining - 0.3%
	396,000	FMG Resources August 2006 Pty Ltd. 6.88%, 04/01/2022(2)	228,730
		Southern Copper Corp.
	221,000	5.25%, 11/08/2042	187,267
	400,000	5.88%, 04/23/2045	366,408
	200,000	Vedanta Resources plc 8.25%, 06/07/2021(4)	188,500

			970,905

		Oil & Gas - 5.7%
	205,000	Antero Resources Corp. 5.63%, 06/01/2023(2)	197,313
	115,000	Concho Resources, Inc. 6.50%, 01/15/2022	118,881
	2,701,000	Ecopetrol S.A. 5.88%, 05/28/2045	2,356,568
	181,000	Harvest Operations Corp. 6.88%, 10/01/2017	166,973
	231,000	MEG Energy Corp. 7.00%, 03/31/2024(2)	211,943
		Nexen Energy ULC
	75,000	5.88%, 03/10/2035	85,682
	390,000	6.40%, 05/15/2037	467,968
	775,000	Pacific Rubiales Energy Corp. 7.25%, 12/12/2021(2)	546,375
		Petrobras Global Finance B.V.
	4,020,000	4.38%, 05/20/2023	3,372,539
	1,495,000	5.38%, 01/27/2021	1,391,785
GBP	325,000	5.38%, 10/01/2029	389,710
	$410,000	6.75%, 01/27/2041	341,325
		Petroleos de Venezuela S.A.
	8,920,000	5.38%, 04/12/2027(4)	2,877,146
	755,000	9.75%, 05/17/2035(4)	302,000
		Petroleos Mexicanos
	6,558,000	5.50%, 06/27/2044	6,066,150
MXN	12,500,000	7.47%, 11/12/2026	727,308
		QEP Resources, Inc.
	$20,000	5.38%, 10/01/2022	18,700
	25,000	6.80%, 03/01/2020	25,180
	455,000	Tesoro Corp. 5.13%, 04/01/2024	453,044
		WPX Energy, Inc.
	260,000	5.25%, 09/15/2024	222,950
	425,000	6.00%, 01/15/2022	397,375
	315,000	Zhaikmunai LLP 7.13%, 11/13/2019(4)	285,138

			21,022,053

		Packaging & Containers - 0.2%
	635,000	Graphic Packaging International, Inc. 4.88%, 11/15/2022	636,588

		Pipelines - 1.3%
	200,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.25%, 04/01/2023(2)	201,000
		DCP Midstream LLC
	55,000	5.35%, 03/15/2020(2)	54,193
	65,000	9.75%, 03/15/2019(2)	73,469
		DCP Midstream Operating L.P.
	110,000	4.95%, 04/01/2022	102,293
	100,000	5.60%, 04/01/2044	82,349
	1,005,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	1,125,600

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$1,915,000	Energy Transfer Partners L.P. 5.95%, 10/01/2043	$1,873,921
		MarkWest Energy Partners L.P.
	210,000	4.88%, 12/01/2024	204,750
	205,000	4.88%, 06/01/2025	199,363
		Tesoro Logistics L.P.
	230,000	5.50%, 10/15/2019(2)	238,050
	625,000	6.25%, 10/15/2022(2)	653,125

			4,808,113

		Retail - 0.1%
	425,000	Group 1 Automotive, Inc. 5.00%, 06/01/2022	425,000

		Savings & Loans - 0.7%
GBP	1,725,000	Nationwide Building Society 6.88%, 06/20/2019(1)(3)(4)	2,707,317

		Semiconductors - 0.2%
		NXP B.V. / NXP Funding LLC
	$200,000	4.13%, 06/15/2020(2)	200,750
	230,000	4.63%, 06/15/2022(2)	227,700
		Sensata Technologies B.V.
	235,000	5.00%, 10/01/2025(2)	230,300
	35,000	5.63%, 11/01/2024(2)	36,094

			694,844

		Software - 0.7%
	1,390,000	Activision Blizzard, Inc. 5.63%, 09/15/2021(2)	1,459,500
		Audatex North America, Inc.
	620,000	6.00%, 06/15/2021(2)	633,175
	225,000	6.13%, 11/01/2023(2)	219,937
	130,000	Open Text Corp. 5.63%, 01/15/2023(2)	129,675

			2,442,287

		Telecommunications - 1.7%
MXN	9,000,000	America Movil S.A.B. de C.V. 7.13%, 12/09/2024	549,300
	$390,000	AT&T, Inc. 4.75%, 05/15/2046	359,706
	470,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(2)	474,916
	365,000	Digicel Group Ltd. 7.13%, 04/01/2022(4)	334,887
	1,040,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%, 05/30/2023(2)	941,200
		Sprint Communications, Inc.
	1,114,000	7.00%, 03/01/2020(2)	1,186,410
	451,000	9.00%, 11/15/2018(2)	505,120
		T-Mobile USA, Inc.
	85,000	6.13%, 01/15/2022	88,825
	400,000	6.46%, 04/28/2019	412,500
	710,000	6.63%, 04/28/2021	751,677
	195,000	6.73%, 04/28/2022	206,700
	350,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(2)	357,875

			6,169,116

		Total Corporate Bonds (cost $115,286,676)	110,272,493

Foreign Government Obligations - 23.5%
		Argentina - 1.0%
		Argentine Republic Government International Bond
	4,215,000	0.00%, 12/15/2035(1)	344,366
	2,905,000	8.75%, 06/02/2017(5)	2,781,537

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$585,045	Provincia de Buenos Aires 9.95%, 06/09/2021(2)	$577,732

			3,703,635

		Austria - 0.1%
		Austria Government Bond
EUR	220,000	1.65%, 10/21/2024(2)(4)	260,877
	225,000	1.95%, 06/18/2019(2)(4)	266,057

			526,934

		Belgium - 0.3%
		Belgium Government Bond
	635,000	1.25%, 06/22/2018(4)	724,936
	250,000	2.60%, 06/22/2024(2)(4)	317,471

			1,042,407

		Brazil - 0.4%
		Brazil Letras do Tesouro Nacional
BRL	3,099,000	13.33%, 10/01/2015	884,812
	2,283,000	13.36%, 01/01/2016	630,577
	514,166	Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2016(6)	148,565

			1,663,954

		Bulgaria - 0.4%
EUR	1,355,000	Bulgaria Government International Bond 3.13%, 03/26/2035(4)	1,298,393

		Canada - 0.1%
CAD	675,000	Canadian Government Bond 1.75%, 09/01/2019	542,013

		Chile - 0.0%
CLP	100,378,600	Bonos de la Tesoreria de la Republica 3.00%, 01/01/2040(6)	181,010

		Colombia - 1.3%
		Colombian TES
COP	1,627,944,838	3.00%, 03/25/2033(6)	484,990
	5,315,500,000	5.00%, 11/21/2018	1,817,953
	2,287,100,000	7.00%, 05/04/2022	802,589
	5,084,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(4)	1,646,210

			4,751,742

		Costa Rica - 0.1%
CRC	215,750,000	Costa Rica Government International Bond 9.20%, 03/27/2019(2)	421,427

		Denmark - 0.1%
DKK	1,745,000	Denmark Government Bond 4.00%, 11/15/2019	300,157

		Dominican Republic - 0.5%
		Dominican Republic International Bond
	$570,000	5.50%, 01/27/2025(2)	572,850
	1,437,000	5.50%, 01/27/2025(4)	1,444,185

			2,017,035

		Ecuador - 0.5%
	2,160,000	Ecuador Government International Bond 7.95%, 06/20/2024(4)	1,809,000

		Egypt - 0.1%
	400,000	Egypt Government International Bond 5.88%, 06/11/2025(2)	391,600

		El Salvador - 0.4%
	1,519,000	El Salvador Government International Bond 5.88%, 01/30/2025(4)	1,433,556

		Finland - 0.1%
		Finland Government Bond
EUR	150,000	1.13%, 09/15/2018(2)(4)	171,114

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

EUR	90,000	1.50%, 04/15/2023(2)(4)	$106,019

			277,133

		France - 0.6%
		France Government Bond OAT
	1,025,000	0.50%, 11/25/2019(4)	1,145,911
	810,000	1.00%, 11/25/2018(4)	920,998

			2,066,909

		Hungary - 0.9%
	$3,016,000	Hungary Government International Bond 5.38%, 02/21/2023	3,285,691

		Indonesia - 1.5%
		Indonesia Government International Bond
EUR	385,000	1.00%, 07/30/2025	417,795
	$205,000	6.63%, 02/17/2037(4)	230,881
	965,000	6.75%, 01/15/2044(4)	1,124,225
	1,800,000	7.75%, 01/17/2038(4)	2,281,500
		Indonesia Treasury Bond
IDR	7,857,000,000	7.88%, 04/15/2019	575,009
	13,213,000,000	8.38%, 03/15/2024	962,100

			5,591,510

		Ireland - 0.1%
		Ireland Government Bond
EUR	160,000	3.40%, 03/18/2024(4)	209,581
	230,000	4.50%, 10/18/2018	288,799

			498,380

		Italy - 0.8%
		Italy Buoni Poliennali Del Tesoro
	610,000	1.15%, 05/15/2017	682,358
	1,300,000	1.50%, 08/01/2019	1,478,827
	525,000	3.75%, 09/01/2024	672,927

			2,834,112

		Jamaica - 0.3%
	$1,135,000	Jamaica Government International Bond 6.75%, 04/28/2028	1,137,837

		Japan - 0.5%
		Japan Government Five Year Bond
JPY	77,000,000	0.30%, 03/20/2017	624,294
	165,000,000	0.30%, 09/20/2018	1,342,886

			1,967,180

		Kazakhstan - 0.9%
		Kazakhstan Government International Bond
	$455,000	5.13%, 07/21/2025(2)	450,277
	2,860,000	6.50%, 07/21/2045(2)	2,841,410

			3,291,687

		Malaysia - 0.5%
		Malaysia Government Bond
MYR	4,705,000	3.49%, 03/31/2020	1,221,196
	1,620,000	4.26%, 09/15/2016	429,303
	325,000	5.73%, 07/30/2019	91,527

			1,742,026

		Mexico - 2.0%
		Bonos de Desarrollo del Gobierno Federal
MXN	34,141,600	3.07%, 05/28/2020(1)	2,095,656
	27,329,400	3.08%, 12/29/2016(1)	1,692,425
		Mexican Bonos
	3,311,700	6.50%, 06/09/2022	213,429
	18,344,500	7.75%, 11/13/2042	1,288,750
	1,749,000	8.00%, 06/11/2020	120,775
		Mexico Government International Bond
EUR	310,000	3.00%, 03/06/2045	298,735
	$580,000	3.50%, 01/21/2021	593,050

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

EUR	825,000	4.00%, 03/15/2115	$796,424
GBP	345,000	5.63%, 03/19/2114	519,104

			7,618,348

		Montenegro - 0.2%
EUR	690,000	Montenegro Government International Bond 3.88%, 03/18/2020(2)	723,465

		Netherlands - 0.3%
		Netherlands Government Bond
	700,000	1.25%, 01/15/2019(2)(4)	803,999
	195,000	2.00%, 07/15/2024(2)(4)	238,631

			1,042,630

		Nigeria - 0.1%
NGN	128,320,000	Nigeria Government Bond 12.15%, 07/18/2034	552,704

		Norway - 0.1%
NOK	1,305,000	Norway Government Bond 3.75%, 05/25/2021(2)(4)	183,055

		Panama - 0.5%
	$1,915,000	Panama Government International Bond 4.30%, 04/29/2053	1,704,350

		Poland - 0.5%
		Poland Government Bond
PLN	4,440,000	0.01%, 07/25/2017	1,136,650
	2,010,000	1.79%, 01/25/2024	518,260
	205,000	4.00%, 10/25/2023	58,944
	1,100,000	5.25%, 10/25/2017	312,949

			2,026,803

		Romania - 0.9%
RON	2,410,000	Romania Government Bond 5.85%, 04/26/2023	685,706
EUR	2,478,000	Romanian Government International Bond 2.88%, 10/28/2024(4)	2,779,160

			3,464,866

		Russia - 1.7%
RUB	50,480,000	Russian Federal Bond - OFZ 7.50%, 02/27/2019	743,318
		Russian Foreign Bond - Eurobond
	$2,200,000	4.88%, 09/16/2023(4)	2,139,500
	3,500,000	5.00%, 04/29/2020(4)	3,569,398

			6,452,216

		Singapore - 0.1%
		Singapore Government Bond
SGD	60,000	3.00%, 09/01/2024	45,267
	400,000	3.75%, 09/01/2016	300,441

			345,708

		South Africa - 1.1%
		South Africa Government Bond
ZAR	17,120,000	7.75%, 02/28/2023	1,323,966
	790,000	8.00%, 01/31/2030	59,258
	6,900,000	8.50%, 01/31/2037	527,008
	$1,930,000	South Africa Government International Bond 5.88%, 09/16/2025	2,147,279

			4,057,511

		Spain - 0.7%
		Spain Government Bond
EUR	340,000	0.50%, 10/31/2017	375,907
	125,000	2.75%, 10/31/2024(2)(4)	148,010
	700,000	4.50%, 01/31/2018	849,449
	915,000	5.50%, 04/30/2021(2)(4)	1,249,251

			2,622,617

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Sweden - 0.1%
		Sweden Government Bond
SEK	715,000	1.50%, 11/13/2023	$88,858
	2,615,000	3.75%, 08/12/2017	328,626

			417,484

		Switzerland - 0.1%
		Switzerland Government Bond
CHF	50,000	2.00%, 05/25/2022(4)	60,013
	145,000	3.00%, 01/08/2018(4)	164,177

			224,190

		Tunisia - 0.1%
	$295,000	Banque Centrale de Tunisie S.A. 5.75%, 01/30/2025(4)	285,412

		Turkey - 1.6%
TRY	3,790,000	Turkey Government Bond 9.00%, 01/27/2016	1,360,849
		Turkey Government International Bond
	$430,000	3.25%, 03/23/2023	395,514
	615,000	4.88%, 04/16/2043	553,500
	2,020,000	5.13%, 03/25/2022	2,101,968
	1,230,000	6.75%, 04/03/2018	1,352,754

			5,764,585

		United Kingdom - 0.2%
		United Kingdom Gilt
GBP	220,000	1.00%, 09/07/2017(4)	345,315
	365,000	1.75%, 07/22/2019(4)	581,084

			926,399

		Uruguay - 1.3%
		Uruguay Government International Bond
UYU	71,708,370	3.70%, 06/26/2037(6)	1,965,201
	$810,000	4.13%, 11/20/2045	696,600
UYU	38,772,755	4.25%, 04/05/2027(6)	1,238,375
	21,384,337	4.25%, 04/05/2027(6)	683,001
	12,933,786	4.38%, 12/15/2028(6)	413,608

			4,996,785

		Zambia - 0.4%
	$1,595,000	Zambia Government International Bond 5.38%, 09/20/2022(4)	1,346,786

		Total Foreign Government Obligations (cost $93,998,706)	87,531,242

Municipal Bonds - 1.0%
		General - 0.8%
	900,000	Chicago Transit Auth 6.90%, 12/01/2040	1,052,730
		Puerto Rico Commonwealth Gov't Employees Retirement System
	1,900,000	6.15%, 07/01/2038	589,000
	1,300,000	6.20%, 07/01/2039	403,000
	2,365,000	6.30%, 07/01/2043	733,150
	485,000	6.55%, 07/01/2058	150,350

			2,928,230

		Higher Education - 0.2%
	835,000	University of California 4.60%, 05/15/2031	898,518

		Total Municipal Bonds (cost $5,268,557)	3,826,748

Senior Floating Rate Interests - 25.0%(7)
		Advertising - 0.2%
	595,508	Acosta Holdco, Inc. 4.25%, 09/26/2021	594,513

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Aerospace/Defense - 0.7%
$ 332,350	DigitalGlobe, Inc. 3.75%, 01/31/2020	$332,350
763,125	Fly Funding II 3.50%, 08/09/2019	763,125
1,665,086	Transdigm, Inc. 3.50%, 05/14/2022	1,655,578

		2,751,053

	Agriculture - 0.2%
885,077	Pinnacle Operating Corp. 4.75%, 11/15/2018	885,077

	Airlines - 0.4%
	Delta Air Lines, Inc.
967,254	3.25%, 04/20/2017	966,181
599,625	3.25%, 10/18/2018	598,726

		1,564,907

	Auto Manufacturers - 0.3%
1,203,996	Chrysler Group LLC 3.50%, 05/24/2017	1,203,165

	Biotechnology - 0.3%
432,763	Alkermes, Inc. 3.50%, 09/18/2019	432,222
609,313	PQ Corp. 4.00%, 08/07/2017	607,997

		1,040,219

	Chemicals - 0.8%
64,503	AIlnex (Luxembourg) & Cy SCA 4.50%, 10/03/2019	64,503
33,468	AIlnex USA, Inc. 4.50%, 10/03/2019	33,468
650,000	Chemours Co. 3.75%, 05/22/2022	623,675
	Ineos U.S. Finance LLC
576,708	3.75%, 05/04/2018	575,988
154,612	4.25%, 03/31/2022	154,999
388,404	Minerals Technologies, Inc. 3.75%, 05/09/2021	390,105
739,520	Nexeo Solutions LLC 5.00%, 09/08/2017	729,817
277,900	Solenis International L.P. Co. 4.25%, 07/31/2021	276,249
225,000	Univar, Inc. 4.25%, 07/01/2022	225,198

		3,074,002

	Coal - 0.2%
270,000	American Energy - Marcellus LLC 5.25%, 08/04/2020	190,013
1,187,525	Arch Coal, Inc. 6.25%, 05/16/2018	672,602

		862,615

	Commercial Services - 0.4%
445,772	Alliance Laundry System LLC 4.25%, 12/10/2018	446,053
251,181	Brickman Group Ltd. 4.00%, 12/18/2020	250,335
241,342	Moneygram International, Inc. 4.25%, 03/27/2020	228,472
389,848	ON Assignment, Inc. 3.75%, 05/19/2022	390,457

		1,315,317

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Distribution/Wholesale - 0.3%
$ 780,000	FPC Holdings, Inc. 5.25%, 11/19/2019	$769,766
	Power Buyer LLC
291,822	4.25%, 05/06/2020	291,458
15,662	4.25%, 05/06/2020	15,642

		1,076,866

	Diversified Financial Services - 0.4%
962,481	SAM Finance 4.25%, 12/17/2020	964,888
498,910	Walter Investment Management Corp. 4.75%, 12/19/2020	476,873

		1,441,761

	Electric - 0.9%
594,198	Calpine Corp. 4.00%, 10/09/2019	595,047
415,000	Chief Exploration & Development LLC 7.50%, 05/12/2021	380,763
235,000	Energy Future Intermediate Holding Co. LLC 4.25%, 06/19/2016	236,076
996,195	Seadrill Partners Finco LLC 4.00%, 02/21/2021	743,411
500,400	Star West Generation LLC 4.25%, 03/13/2020	500,400
500,000	Texas Competitive Electric Holdings Co. LLC 4.67%, 10/10/2017(8)	255,000
564,356	TXU Energy 3.75%, 05/05/2016	566,190

		3,276,887

	Electronics - 0.4%
1,133,107	CDW LLC 3.25%, 04/29/2020	1,128,382
332,778	Ceridian LLC 4.50%, 09/15/2020	330,864

		1,459,246

	Entertainment - 0.4%
534,992	Party City Holdings, Inc. 4.00%, 07/27/2019	534,473
358,200	Scientific Games Corp. 6.00%, 10/01/2021	359,443
744,800	US Finco LLC 4.00%, 05/29/2020	743,407

		1,637,323

	Environmental Control - 0.1%
416,875	ADS Waste Holdings, Inc. 3.75%, 10/09/2019	414,895

	Food - 0.8%
1,042,388	Albertson’s Holdings LLC 5.50%, 08/25/2021	1,045,171
	Hostess Brands LLC
480,000	0.00%, 07/17/2022(9)	480,999
127,188	6.75%, 04/09/2020	128,936
1,242,415	U.S. Foods, Inc. 4.50%, 03/31/2019	1,244,999

		2,900,105

	Food Service - 0.1%
371,250	Hearthside Food Solutions 4.50%, 06/02/2021	372,178

	Forest Products & Paper - 0.2%
790,008	Wilsonart LLC 4.00%, 10/31/2019	786,555

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Healthcare-Products - 0.2%
$ 270,000	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	$270,000
474,059	Truven Health Analytics 4.50%, 06/06/2019	471,689

		741,689

	Healthcare-Services - 1.4%
519,894	American Renal Holdings, Inc. 8.50%, 03/20/2020	517,295
	Community Health Systems, Inc.
266,002	3.75%, 12/31/2019	266,268
629,436	4.00%, 01/27/2021	631,796
178,650	Healogics, Inc. 5.25%, 07/01/2021	178,539
485,660	Medpace Holdings, Inc. 4.75%, 04/01/2021	487,788
260,267	Opal Acquisition, Inc. 5.00%, 11/27/2020	256,202
851,400	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	844,751
263,675	Surgery Center Holdings, Inc. 5.25%, 11/03/2020	264,334
	U.S. Renal Care, Inc.
1,160,739	4.25%, 07/03/2019	1,160,739
616,000	10.25%, 01/03/2020	617,540

		5,225,252

	Insurance - 1.4%
	Asurion LLC
1,212,422	0.00%, 07/22/2022(9)	1,211,282
804,844	5.00%, 05/24/2019	804,595
1,185,000	8.50%, 03/03/2021	1,190,925
333,200	CGSC of Delaware Holdings Corp. 5.00%, 04/16/2020	303,212
396,900	Evertec Group LLC 3.50%, 04/17/2020	386,978
658,329	National Financial Partners Corp. 4.50%, 07/01/2020	657,012
375,000	Sedgwick Claims Management Services, Inc. 6.75%, 02/28/2022	369,844
409,555	USI, Inc. 4.25%, 12/27/2019	408,531

		5,332,379

	Internet - 0.3%
192,563	ARG IH Corp. 4.75%, 11/15/2020	192,975
825,186	Zayo Group LLC / Zayo Capital, Inc. 3.75%, 05/06/2021	823,123

		1,016,098

	Leisure Time - 0.9%
708,269	Aristocrat Leisure Ltd. 4.75%, 10/20/2021	712,009
	Delta 2 (LUX) S.a.r.l.
1,541,221	4.75%, 07/30/2021	1,537,691
810,000	7.75%, 07/31/2022	807,975
391,667	Town Sports International LLC 4.50%, 11/15/2020	302,465

		3,360,140

	Lodging - 0.9%
1,325,721	Caesars Entertainment Operating Co. 11.00%, 03/01/2017	1,169,578
455,400	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	377,982
	Four Seasons Holdings, Inc.
303,449	3.50%, 06/27/2020	303,449

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 275,000	6.25%, 12/27/2020	$275,687
467,046	La Quinta Intermediate Holdings LLC 4.00%, 04/14/2021	467,630
897,000	MGM Resorts International 3.50%, 12/20/2019	892,963

		3,487,289

	Machinery-Construction & Mining - 0.4%
990,000	American Rock Salt Holdings LLC 4.75%, 05/20/2021	988,020
387,365	Neff Rental LLC 7.25%, 06/09/2021	382,523

		1,370,543

	Machinery-Diversified - 0.6%
812,625	Brand Energy and Infrastructure 4.75%, 11/26/2020	777,276
952,800	Gates Global, Inc. 4.25%, 07/05/2021	947,293
627,200	MacDermaid, Inc. 4.50%, 06/07/2020	629,063

		2,353,632

	Media - 1.4%
526,374	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	523,248
366,522	AVSC Holding Corp. 4.50%, 01/24/2021	366,522
715,000	Charter Communications Operating LLC 0.00%, 01/20/2023(9)	716,566
526,500	Getty Images, Inc. 4.75%, 10/18/2019	372,278
568,580	ION Media Networks, Inc. 4.75%, 12/18/2020	568,580
503,352	Media General, Inc. 4.00%, 07/31/2020	505,657
	Numericable U.S. LLC
253,840	4.50%, 05/21/2020	254,221
293,410	4.50%, 05/21/2020	293,850
1,088,094	Tribune Media Co. 3.75%, 12/27/2020	1,089,454
521,824	Virgin Media Investment Holdings Ltd. 3.50%, 06/30/2023	519,867

		5,210,243

	Metal Fabricate/Hardware - 0.2%
820,388	Rexnord LLC 4.00%, 08/21/2020	820,215

	Mining - 0.2%
133,312	Ardagh Holdings USA, Inc. 4.00%, 12/17/2019	133,312
768,791	FMG Resources August 2006 Pty Ltd. 3.75%, 06/30/2019	628,487

		761,799

	Miscellaneous Manufacturing - 0.3%
	Husky Injection Molding Systems Ltd.
108,195	4.25%, 06/30/2021	107,925
120,960	7.25%, 06/30/2022	120,506
785,747	Sram LLC 4.02%, 04/10/2020	777,890

		1,006,321

	Oil & Gas - 0.9%
270,000	Callon Petroleum Co. 8.50%, 10/08/2021	263,250
272,250	Drillships Ocean Ventures, Inc. 5.50%, 07/25/2021	223,019

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 526,667	EP Energy LLC 3.50%, 05/24/2018	$515,148
495,262	NGPL Pipeco LLC 6.75%, 09/15/2017	465,858
628,047	Pinnacle Holding Co. 4.75%, 07/30/2019	573,878
305,000	Shelf Drilling Midco Ltd. 10.00%, 10/08/2018	209,687
605,000	Templar Energy LLC 8.50%, 11/25/2020	375,318
526,975	Western Refining, Inc. 4.25%, 11/12/2020	525,990

		3,152,148

	Oil & Gas Services - 0.3%
901,275	Crosby U.S. Acquisition Corp. 3.75%, 11/23/2020	847,199
292,788	Paragon Offshore Finance Co. 3.75%, 07/18/2021	189,518

		1,036,717

	Packaging & Containers - 0.8%
356,400	BWAY Holding Co., Inc. 5.50%, 08/14/2020	357,291
294,608	CD&R Millenium Holding Co. 4.50%, 07/31/2021	293,872
678,413	Novelis, Inc. 4.00%, 06/02/2022	677,992
995,195	Reynolds Group Holdings, Inc. 4.50%, 12/01/2018	1,000,420
793,481	Signode Industrial Group U.S., Inc. 3.75%, 05/01/2021	789,514

		3,119,089

	Pharmaceuticals - 0.7%
770,000	Endo Luxembourg Finance Company I S.a r.l. 0.00%, 06/11/2022(9)	772,995
853,869	PRA Holdings, Inc. 4.50%, 09/23/2020	856,541
817,950	Valeant Pharmaceuticals International, Inc. 4.00%, 04/01/2022	820,380

		2,449,916

	Real Estate - 0.4%
	DTZ U.S. Borrower LLC
290,814	5.50%, 11/04/2021	289,723
265,000	9.25%, 11/04/2022	264,669
	Realogy Corp.
725,202	3.75%, 03/05/2020	726,108
22,173	4.52%, 10/10/2016	21,951

		1,302,451

	Retail - 1.6%
319,200	Bass Pro Group LLC 4.00%, 06/05/2020	319,733
535,685	BJ’s Wholesale Club, Inc. 4.50%, 09/26/2019	535,985
520,993	J Crew Group, Inc 4.00%, 03/05/2021	430,470
910,800	Kate Spade & Co. 4.00%, 04/09/2021	906,629
	Michaels Stores, Inc.
513,188	3.75%, 01/28/2020	513,639
202,950	4.00%, 01/28/2020	203,626
830,587	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	826,642
1,122,188	PetSmart, Inc. 4.25%, 03/11/2022	1,125,700
	Rite Aid Corp.

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 745,000	4.88%, 06/21/2021	$745,924
325,000	5.75%, 08/21/2020	327,844

		5,936,192

	Semiconductors - 0.6%
783,525	Avago Technologies Cayman Ltd. 3.75%, 05/06/2021	784,309
972,684	Freescale Semiconductor, Inc. 4.25%, 02/28/2020	974,143
502,153	NXP B.V. 3.25%, 01/11/2020	501,023

		2,259,475

	Software - 2.1%
600,000	Epicor Software Corp. 4.75%, 06/01/2022	598,800
	First Data Corp.
1,200,000	3.69%, 03/24/2018	1,196,256
500,000	3.69%, 09/24/2018	498,480
760,000	3.94%, 06/23/2022	759,529
867,560	Infor U.S., Inc. 3.75%, 06/03/2020	860,871
	Kronos, Inc.
1,421,776	4.50%, 10/30/2019	1,421,335
668,215	9.75%, 04/30/2020	688,542
875,269	Magic Newco LLC 5.00%, 12/12/2018	876,363
	SS&C Technologies Holdings, Inc.
670,000	4.00%, 07/08/2022	674,744
110,488	4.00%, 07/08/2022	111,270

		7,686,190

	Telecommunications - 2.0%
	Altice Financing S.A.
100,000	5.25%, 02/04/2022	100,875
1,406,822	5.50%, 07/02/2019	1,426,166
150,000	CommScope, Inc. 3.75%, 12/29/2022	150,188
435,517	Crown Castle Operating Co. 3.00%, 01/31/2021	433,932
943,113	Entravision Communications Corp. 3.50%, 05/31/2020	936,039
	Level 3 Financing, Inc.
625,000	3.50%, 05/31/2022	623,050
860,000	4.00%, 08/01/2019	861,883
150,700	Salem Communications Corp. 4.50%, 03/13/2020	150,010
883,040	Syniverse Holdings, Inc. 4.00%, 04/23/2019	838,888
	TransFirst Holding, Inc.
213,925	4.75%, 11/12/2021	214,192
115,000	9.00%, 11/12/2022	115,086
	Univision Communications, Inc.
739,972	4.00%, 03/01/2020	739,047
625,067	4.00%, 03/01/2020	624,417
380,188	XO Communications LLC 4.25%, 03/17/2021	379,632

		7,593,405

	Transportation - 0.1%
	Kenan Advantage Group, Inc.
240,000	0.00%, 07/31/2022(9)	240,374
35,000	0.00%, 07/31/2022(9)	35,055
75,000	0.00%, 07/31/2022(9)	75,117

		350,546

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Trucking & Leasing - 0.2%
$ 617,587	Consolidated Container Co. 5.00%, 07/03/2019	$596,360

	Total Senior Floating Rate Interests (cost $94,846,442)	92,824,773

U.S. Government Agencies - 18.8%
	FHLMC - 1.9%
5,605,548	0.34%, 10/25/2020(1)(10)	63,214
1,300,000	3.50%, 08/01/2045(11)	1,346,536
2,100,000	4.00%, 08/01/2045(11)	2,229,609
1,500,000	4.50%, 08/01/2045(11)	1,624,453
1,400,000	5.00%, 08/01/2045(11)	1,541,094
100,000	5.50%, 08/01/2045(11)	111,812

		6,916,718

	FNMA - 16.1%
2,030,000	2.50%, 08/01/2030(11)	2,060,450
1,000,000	3.00%, 08/01/2030(11)	1,037,691
4,669,000	3.00%, 08/01/2045(11)	4,697,740
2,300,000	3.00%, 09/01/2045(11)	2,307,689
1,400,000	3.50%, 08/01/2030(11)	1,476,563
29,200,000	3.50%, 08/01/2045(11)	30,300,019
9,800,000	3.50%, 09/01/2045(11)	10,142,005
1,000,000	4.00%, 08/01/2030(11)	1,049,063
6,100,000	4.50%, 08/13/2045(11)	6,617,785
300,000	5.00%, 08/13/2045(11)	331,781
417,287	5.50%, 06/25/2042(10)	67,480

		60,088,266

	GNMA - 0.8%
500,000	3.00%, 08/01/2045(11)	508,516
1,700,000	4.00%, 08/01/2045(11)	1,805,221
400,000	5.00%, 08/01/2045(11)	442,688
100,000	6.00%, 08/01/2045(11)	112,840

		2,869,265

	Total U.S. Government Agencies (cost $69,492,082)	69,874,249

U.S. Government Securities - 1.1%
	U.S. Treasury Securities - 1.1%
	U.S. Treasury Bonds - 0.5%
45,000	3.00%, 11/15/2044	45,548
1,335,000	3.75%, 11/15/2043(12)(13)	1,554,337
45,000	4.50%, 02/15/2036	58,257
50,000	5.38%, 02/15/2031	68,738

		1,726,880

	U.S. Treasury Notes - 0.6%
900,000	0.88%, 01/31/2018(12)	900,703
80,000	1.88%, 09/30/2017(13)	81,944
495,000	2.00%, 02/15/2025(13)	486,453
910,000	2.13%, 08/15/2021(12)(13)	926,352

		2,395,452

	Total U.S. Government Securities (cost $3,926,381)	4,122,332

Common Stocks - 0.1%
	Energy - 0.1%
83,644,001	KCA Deutag*(14)(15)	294,260

	Total Common Stocks (cost $1,133,543)	294,260

Preferred Stocks - 0.1%
	Diversified Financials - 0.1%
50	Citigroup Capital	1,274

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

20,000	GMAC Capital Trust I Series 2		$524,600

	Total Preferred Stocks (cost $515,309)		525,874

	Total Long-Term Investments (cost $442,679,775)		429,459,327
Short-Term Investments - 1.9%
	Other Investment Pools & Funds - 1.9%
7,111,926	Fidelity Money Market Class 1		7,111,926

	Total Short-Term Investments (cost $7,111,926)		7,111,926

	Total Investments Excluding Purchased Options (cost $449,791,701)	117.4%	$436,571,253
	Total Purchased Options (cost $542,809)	0.1%	$430,211

	Total Investments (cost $450,334,510)^	117.5%	$437,001,464
	Other Assets and Liabilities	(17.5)%	(65,159,787)

	Total Net Assets	100.0%	$371,841,677

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$5,846,543
Unrealized Depreciation	(19,179,589)

Net Unrealized Depreciation	$(13,333,046)

*	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $45,277,086, which represents 12.2% of total net assets.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $58,744,648, which represents 15.8% of total net assets.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2015.
(8)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(9)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

(10)	Securities disclosed are interest-only strips.
(11)	Represents or includes a TBA transaction.
(12)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(13)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts
(14)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2011	83,644,001	KCA Deutag	$1,133,543

At July 31, 2015, the aggregate value of these securities were $294,260, which represents 0.1% of total net assets.

(15)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of this security was $294,260, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

OTC Option Contracts Outstanding at July 31, 2015

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
BRL Call/USD Put	JPM	2.42 BRL per USD	09/28/15	BRL	2,600,000	$13	$18,515	$(18,502)
CNY Call/USD Put	BOA	6.13 CNY per USD	08/20/15	CNY	42,265,000	12,789	9,075	3,714
EUR Call/USD Put	BOA	1.27 EUR per USD	01/07/16	EUR	8,000,000	4,472	119,309	(114,837)
HKD Call/USD Put	GSC	7.75 HKD per USD	03/01/16	HKD	8,710,000	2,924	3,807	(883)
RUB Call/USD Put	GSC	36.97 RUB per USD	09/02/15	RUB	39,000,000	54	14,098	(14,044)
TRY Call/USD Put	JPM	2.72 TRY per USD	08/20/15	TRY	3,595,000	4,960	17,780	(12,820)

Total Calls					104,170,000	$25,212	$182,584	$(157,372)

Total purchased option contracts					104,170,000	$25,212	$182,584	$(157,372)

OTC Swaption Contracts Outstanding at July 31, 2015

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:

Calls
Interest Rate Swaption USD	GSC	1.92%	09/18/15	USD	50,000	$535	$397	$138
Interest Rate Swaption USD	GSC	2.38%	07/25/16	USD	17,705,000	404,341	359,412	44,929

Total Calls					17,755,000	$404,876	$359,809	$45,067

Puts
Interest Rate Swaption USD	GSC	1.92%	09/18/15	USD	50,000	$123	$416	$(293)

Total purchased swaption contracts					17,805,000	$404,999	$360,225	$44,774

OTC Swaption Contracts Outstanding at July 31, 2015

Description	Counter- party	Exercise Price/FX Rate/ Rate		Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
Credit Default Swaption
ITRAXX.EUR.23	BNP	362.50 E	UR	08/19/15	EUR	(17,330,000)	$(676,748)	$(343,711)	$(333,037)

Written swaption contracts:
Puts
Credit Default Swaption
ITRAXX.EUR.23	BNP	362.50 E	UR	08/19/15	EUR	(17,330,000)	$(16,905)	$(357,077)	$340,172

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Futures Contracts Outstanding at July 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10-Year Bond Future	3	09/15/2015	$281,628	$284,346	$2,718
Australian 3-Year Bond Future	9	09/15/2015	764,879	768,623	3,744
Euro-BTP Future	7	09/08/2015	1,035,382	1,072,870	37,488
Euro-OAT Future	9	09/08/2015	1,480,967	1,511,598	30,631
Euro-Schatz Future	7	09/08/2015	874,821	875,573	752
Japan 10-Year Bond Future	4	09/10/2015	4,721,724	4,746,554	24,830
Japan 10-Year Mini Bond Future	8	09/09/2015	953,061	958,228	5,167
Long Gilt Future	6	09/28/2015	1,084,874	1,095,262	10,388
U.S. Treasury 10-Year Note Future	497	09/21/2015	62,983,479	63,336,437	352,958
U.S. Treasury 2-Year Note Future	212	09/30/2015	46,282,981	46,441,250	158,269
U.S. Treasury 5-Year Note Future	108	09/30/2015	12,864,855	12,943,125	78,270
U.S. Treasury Long Bond Future	45	09/21/2015	6,857,034	7,017,187	160,153

Total					$865,368

Short position contracts:
Canadian Government 10-Year Bond Future	65	09/21/2015	$7,066,456	$7,165,188	$(98,732)
Euro BUXL 30-Year Bond Future	13	09/08/2015	2,121,752	2,281,559	(159,807)
Euro-BOBL Future	14	09/08/2015	1,999,636	2,003,140	(3,504)
Euro-Bund Future	10	09/08/2015	1,678,615	1,724,781	(46,166)
U.S. Treasury CME Ultra Long Term Bond
Future	73	09/21/2015	11,430,621	11,645,781	(215,160)

Total					$(523,369)

Total futures contracts					$341,999

TBA Sale Commitments Outstanding at July 31, 2015
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)

FNMA, 5.50%	$400,000	08/01/2045	$449,188	$125
GNMA, 4.50%	1,400,000	08/01/2045	1,517,141	(2,360)
GNMA, 4.50%	700,000	08/01/2045	754,305	(1,148)

Total			$2,720,634	$(3,383)

At July 31, 2015, the aggregate market value of these securities represents (0.7)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	BCLY	USD	64,226	(0.32%)	07/25/45	$16,260	$—	$12,681	$(3,579)
ABX.HE.AA.06-1	JPM	USD	87,164	(0.32%)	07/25/45	23,044	—	17,210	(5,834)
ABX.HE.AA.06-1	BCLY	USD	69,732	(0.32%)	07/25/45	39,399	—	13,768	(25,631)
ABX.HE.AA.06-1	BCLY	USD	77,989	(0.32%)	07/25/45	44,065	—	15,398	(28,667)
ABX.HE.AA.06-1	JPM	USD	619,326	(0.32%)	07/25/45	162,573	—	122,278	(40,295)
ABX.HE.AAA.06-1	JPM	USD	9,793	(0.18%)	07/25/45	243	—	168	(75)
ABX.HE.AAA.06-1	MSC	USD	40,397	(0.18%)	07/25/45	818	—	692	(126)
ABX.HE.AAA.06-1	JPM	USD	126,088	(0.18%)	07/25/45	2,364	—	2,160	(204)
ABX.HE.AAA.06-1	JPM	USD	48,966	(0.18%)	07/25/45	1,182	—	839	(343)
ABX.HE.AAA.06-1	JPM	USD	17,138	(0.18%)	07/25/45	643	—	294	(349)
ABX.HE.AAA.06-1	JPM	USD	51,415	(0.18%)	07/25/45	1,376	—	881	(495)

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

ABX.HE.AAA.06-1	GSC	USD	37,949	(0.18%)	07/25/45	3,510	—	$650	(2,860)
ABX.HE.AAA.06-1	BCLY	USD	37,949	(0.18%)	07/25/45	4,372	—	650	(3,722)
ABX.HE.AAA.06-1	MSC	USD	62,432	(0.18%)	07/25/45	6,946	—	1,070	(5,876)
ABX.HE.AAA.06-1	GSC	USD	132,209	(0.18%)	07/25/45	11,899	—	2,265	(9,634)
ABX.HE.AAA.06-2	BOA	USD	712,216	(0.11%)	05/25/46	145,885	—	131,151	(14,734)
ABX.HE.AAA.07-1	JPM	USD	280,313	(0.09%)	08/25/37	71,398	—	60,170	(11,228)
ABX.HE.AAA.07-1	GSC	USD	444,496	(0.09%)	08/25/37	109,149	—	95,411	(13,738)
ABX.HE.AAA.07-1	MSC	USD	616,688	(0.09%)	08/25/37	147,068	—	132,374	(14,694)
ABX.HE.AAA.07-1	MSC	USD	744,831	(0.09%)	08/25/37	177,670	—	159,878	(17,792)
ABX.HE.AAA.07-1	CSI	USD	1,269,416	(0.09%)	08/25/37	358,415	—	272,480	(85,935)
ABX.HE.PENAAA.06-2	BOA	USD	6,542	(0.11%)	05/25/46	1,488	—	772	(716)
ABX.HE.PENAAA.06-2	JPM	USD	303,533	(0.11%)	05/25/46	40,879	—	35,811	(5,068)
ABX.HE.PENAAA.06-2	JPM	USD	385,957	(0.11%)	05/25/46	74,704	—	45,534	(29,170)
ABX.HE.PENAAA.06-2	CSI	USD	1,083,297	(0.11%)	05/25/46	326,343	—	127,806	(198,537)
CMBX.NA.A.7	JPM	USD	755,000	(2.00%)	01/17/47	—	(15,518)	7,046	22,564
CMBX.NA.A.7	JPM	USD	100,000	(2.00%)	01/17/47	—	(192)	933	1,125
CMBX.NA.AA.2	CSI	USD	1,027,701	(0.15%)	03/15/49	313,175	—	348,103	34,928
CMBX.NA.AA.2	CSI	USD	688,277	(0.15%)	03/15/49	216,586	—	233,133	16,547
CMBX.NA.AA.2	CSI	USD	9,428	(0.15%)	03/15/49	2,889	—	3,193	304
CMBX.NA.AA.2	BOA	USD	711,848	(0.15%)	03/15/49	269,838	—	241,117	(28,721)
CMBX.NA.AA.2	BOA	USD	857,989	(0.15%)	03/15/49	325,235	—	290,618	(34,617)
CMBX.NA.AA.2	JPM	USD	1,385,982	(0.15%)	03/15/49	521,034	—	469,461	(51,573)
CMBX.NA.AA.7	CSI	USD	820,000	(1.50%)	01/17/47	—	(7,428)	5,889	13,317
CMBX.NA.AA.7	MSC	USD	515,000	(1.50%)	01/17/47	—	(4,427)	3,699	8,126
CMBX.NA.AA.7	CSI	USD	1,025,000	(1.50%)	01/17/47	—	(246)	7,361	7,607
CMBX.NA.AA.7	CSI	USD	810,000	(1.50%)	01/17/47	3,175	—	5,817	2,642
CMBX.NA.AA.7	CSI	USD	625,000	(1.50%)	01/17/47	2,894	—	4,489	1,595
CMBX.NA.AA.7	CSI	USD	620,000	(1.50%)	01/17/47	3,341	—	4,452	1,111
CMBX.NA.AA.7	MSC	USD	45,000	(1.50%)	01/17/47	—	(529)	323	852
CMBX.NA.AJ.1	JPM	USD	212,682	(0.84%)	10/12/52	4,089	—	2,494	(1,595)
CMBX.NA.AJ.1	MSC	USD	385,795	(0.84%)	10/12/52	27,006	—	4,525	(22,481)
CMBX.NA.AJ.1	JPM	USD	727,075	(0.84%)	10/12/52	51,372	—	8,527	(42,845)
CMBX.NA.AJ.2	CSI	USD	877,630	(1.09%)	03/15/49	70,968	—	76,489	5,521
CMBX.NA.AJ.2	JPM	USD	203,293	(1.09%)	03/15/49	16,965	—	17,718	753
CMBX.NA.AJ.2	DEUT	USD	1,061,090	(1.09%)	03/15/49	94,203	—	92,479	(1,724)
CMBX.NA.AJ.3	GSC	USD	482,682	(1.47%)	12/13/49	90,649	—	89,105	(1,544)
CMBX.NA.AJ.3	GSC	USD	408,802	(1.47%)	12/13/49	78,719	—	75,450	(3,269)
CMBX.NA.AJ.4	GSC	USD	562,772	(0.96%)	02/17/51	94,659	—	103,923	9,264
CMBX.NA.AJ.4	GSC	USD	363,561	(0.96%)	02/17/51	60,683	—	67,137	6,454
CMBX.NA.AJ.4	CSI	USD	493,047	(0.96%)	02/17/51	85,669	—	91,048	5,379
CMBX.NA.AJ.4	GSC	USD	373,521	(0.96%)	02/17/51	63,970	—	68,975	5,005
CMBX.NA.AJ.4	MSC	USD	368,541	(0.96%)	02/17/51	63,410	—	68,056	4,646
CMBX.NA.AJ.4	CSI	USD	747,042	(0.96%)	02/17/51	137,292	—	137,951	659
CMBX.NA.AJ.4	CSI	USD	707,200	(0.96%)	02/17/51	131,676	—	130,594	(1,082)
CMBX.NA.AJ.4	MSC	USD	343,639	(0.96%)	02/17/51	68,107	—	63,457	(4,650)
CMBX.NA.AJ.4	MSC	USD	363,561	(0.96%)	02/17/51	72,050	—	67,136	(4,914)
CMBX.NA.AJ.4	DEUT	USD	891,470	(0.96%)	02/17/51	170,378	—	164,622	(5,756)
CMBX.NA.AJ.4	JPM	USD	1,429,342	(0.96%)	02/17/51	279,579	—	263,947	(15,632)
CMBX.NA.AJ.4	MSC	USD	966,174	(0.96%)	02/17/51	377,797	—	178,417	(199,380)
CMBX.NA.AM.2	JPM	USD	860,000	(0.50%)	03/15/49	6,244	—	1,537	(4,707)
CMBX.NA.AM.2	CSI	USD	1,545,000	(0.50%)	03/15/49	94,631	—	2,759	(91,872)
CMBX.NA.AM.2	MSC	USD	2,945,000	(0.50%)	03/15/49	145,354	—	5,260	(140,094)
CMBX.NA.AM.4	CSI	USD	130,000	(0.50%)	02/17/51	3,641	—	2,336	(1,305)
CMBX.NA.AM.4	MSC	USD	445,000	(0.50%)	02/17/51	44,837	—	7,997	(36,840)
CMBX.NA.AM.4	MSC	USD	230,000	(0.50%)	02/17/51	51,546	—	4,133	(47,413)
CMBX.NA.AS.6	CSI	USD	320,000	(1.00%)	05/11/63	2,618	—	1,645	(973)
CMBX.NA.AS.6	CSI	USD	1,700,000	(1.00%)	05/11/63	22,300	—	8,739	(13,561)
CMBX.NA.AS.7	CSI	USD	155,000	(1.00%)	01/17/47	2,469	—	2,116	(353)
CMBX.NA.AS.7	GSC	USD	725,000	(1.00%)	01/17/47	16,711	—	9,900	(6,811)
CMBX.NA.AS.7	CSI	USD	1,080,000	(1.00%)	01/17/47	24,998	—	14,748	(10,250)

Total						$5,884,450	$(28,340)	$4,711,245	$(1,144,865)

Sell protection:
CDX.EM.23	GSC	USD	460,000	1.00%	06/20/20	$—	$(43,622)	$(42,533)	$1,089
CDX.EMS.23	GSC	USD	5,745,000	1.00%	06/20/20	—	(494,449)	(531,200)	(36,751)
CDX.EMS.23	GSC	USD	5,745,000	1.00%	06/20/20	—	(488,461)	(531,201)	(42,740)
CMBX.NA.A.2	MSC	USD	319,944	0.25%	03/15/49	—	(201,219)	(199,354)	1,865

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

CMBX.NA.A.2	BOA	USD	217,246	0.25%	03/15/49	—	(136,500)	$(135,361)	1,139
CMBX.NA.A.2	JPM	USD	51,349	0.25%	03/15/49	—	(33,030)	(31,994)	1,036
CMBX.NA.A.2	MSC	USD	157,997	0.25%	03/15/49	—	(99,305)	(98,445)	860
CMBX.NA.A.2	GSC	USD	157,997	0.25%	03/15/49	—	(99,052)	(98,444)	608
CMBX.NA.A.2	BOA	USD	418,693	0.25%	03/15/49	—	(237,058)	(260,878)	(23,820)
CMBX.NA.AAA.6	JPM	USD	4,995,000	0.50%	05/11/63	—	(164,554)	(92,330)	72,224
CMBX.NA.AAA.6	DEUT	USD	4,265,000	0.50%	05/11/63	—	(103,958)	(78,836)	25,122
CMBX.NA.AAA.6	CSI	USD	1,670,000	0.50%	05/11/63	—	(37,433)	(30,869)	6,564
CMBX.NA.AAA.6	CSI	USD	4,060,000	0.50%	05/11/63	—	(81,027)	(75,047)	5,980
CMBX.NA.AAA.8	DEUT	USD	14,942,000	0.50%	10/17/57	—	(549,693)	(625,707)	(76,014)
CMBX.NA.AAA.8	BOA	USD	25,924,000	0.50%	10/17/57	—	(930,719)	(1,085,585)	(154,866)
CMBX.NA.BB.6	MSC	USD	3,355,000	5.00%	05/11/63	—	(214,867)	(5)	214,862
CMBX.NA.BB.6	BOA	USD	343,000	5.00%	05/11/63	—	(3,257)	—	3,257
CMBX.NA.BB.6	CSI	USD	1,795,000	5.00%	05/11/63	12,193	—	(3)	(12,196)
CMBX.NA.BB.7	GSC	USD	1,135,000	5.00%	01/17/47	—	(66,835)	(20,064)	46,771
CMBX.NA.BB.7	CSI	USD	800,000	5.00%	01/17/47	—	(26,664)	(14,142)	12,522
CMBX.NA.BB.7	CSI	USD	270,000	5.00%	01/17/47	—	(13,242)	(4,773)	8,469
CMBX.NA.BB.7	CSI	USD	930,000	5.00%	01/17/47	—	(14,254)	(16,441)	(2,187)
CMBX.NA.BB.8	JPM	USD	205,000	5.00%	10/17/57	—	(15,358)	(13,302)	2,056
CMBX.NA.BB.8	CSI	USD	200,000	5.00%	10/17/57	—	(14,984)	(12,978)	2,006
CMBX.NA.BB.8	BOA	USD	535,000	5.00%	10/17/57	—	(38,436)	(36,943)	1,493
CMBX.NA.BB.8	CSI	USD	135,000	5.00%	10/17/57	—	(9,778)	(9,322)	456
CMBX.NA.BB.8	CSI	USD	225,000	5.00%	10/17/57	—	(14,156)	(15,537)	(1,381)
CMBX.NA.BB.8	CSI	USD	195,000	5.00%	10/17/57	—	(11,837)	(13,465)	(1,628)
CMBX.NA.BB.8	GSC	USD	225,000	5.00%	10/17/57	—	(11,819)	(15,568)	(3,749)
CMBX.NA.BB.8	BCLY	USD	550,000	5.00%	10/17/57	—	(34,104)	(38,132)	(4,028)
CMBX.NA.BB.8	GSC	USD	450,000	5.00%	10/17/57	—	(23,974)	(31,137)	(7,163)
PrimeX.ARM.2	MSC	USD	111,139	4.58%	12/25/37	—	(8,156)	4,253	12,409
PrimeX.ARM.2	MSC	USD	1,017,798	4.58%	12/25/37	34,001	—	39,074	5,073
PrimeX.ARM.2	JPM	USD	308,381	4.58%	12/25/37	9,330	—	11,799	2,469

Total						$55,524	$(4,221,801)	$(4,104,470)	$61,807

Total traded indices						$5,939,974	$(4,250,141)	$606,775	$(1,083,058)

Credit default swaps on single-name issues:
Buy protection:
Russian Foreign Bond - Eurobond	GSC	USD	100,000	(1.00%)/3.20%	12/20/19	$19,036	$—	$8,714	$(10,322)

Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	GSC	USD	7,600,000	1.00%/0.34%	09/20/17	$—	$(528,523)	$116,192	$644,715
Brazil Government International Bond	BNP	USD	1,795,000	1.00%/2.82%	06/20/20	—	(105,909)	(144,269)	(38,360)
Brazil Government International Bond	GSC	USD	515,000	1.00%/2.88%	09/20/20	—	(37,569)	(44,852)	(7,283)
Citigroup, Inc.	GSC	USD	7,225,000	1.00%/0.39%	09/20/17	—	(470,447)	102,723	573,170
Goldman Sachs Group, Inc.	UBS	USD	3,625,000	1.00%/0.43%	09/20/17	—	(267,776)	48,509	316,285
Mexico Government International Bond	GSC	USD	480,000	1.00%/1.34%	09/20/20	—	(6,922)	(7,414)	(492)
Morgan Stanley	BCLY	USD	3,625,000	1.00%/0.41%	09/20/17	—	(405,953)	49,807	455,760
Penerbangan Malaysia Bhd	JPM	USD	405,000	1.00%/1.42%	06/20/20	—	(4,438)	(7,374)	(2,936)
Philippines Government International Bond	BOA	USD	2,225,000	1.00%/0.94%	06/20/20	11,304	—	8,640	(2,664)
Philippines Government International Bond	MSC	USD	3,470,000	1.00%/0.99%	09/20/20	23,552	—	6,012	(17,540)
Russian Foreign Bond - Eurobond	BCLY	USD	535,000	1.00%/3.35%	09/20/20	—	(54,853)	(56,972)	(2,119)
South Africa Government International Bond	JPM	USD	500,000	1.00%/2.17%	09/20/20	—	(25,054)	(27,447)	(2,393)

Total						$34,856	$(1,907,444)	$43,555	$1,916,143

Total single-name issues						$53,892	$(1,907,444)	$52,269	$1,905,821

Total OTC contracts						$5,993,866	$(6,157,585)	$659,044	$822,763

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding July 31, 2015

Reference Entity		Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CDX.NA.IGS.24	USD	19,079,	000	(1.00%)	06/20/20	$(241,979)	$(285,936)	$(43,957)
ITRAXX.XOV.23	EUR	5,190,	000	(5.00%)	06/20/20	(548,695)	(572,992)	(24,297)

Total						$(790,674)	$(858,928)	$(68,254)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.24	USD	48,046,	680	5.00%	06/20/20	$3,020,821	$3,275,609	$254,788

Total						$2,230,147	$2,416,681	$186,534

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

	OTC Interest Rate Swap Contracts Outstanding at July 31, 2015

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

JPM	3M KRW KWCDC	1.73% Fixed	KRW	274,685,000	09/21/18	$—	$—	$(450)	$(450)
GSC	3M KRW KWCDC	2.24% Fixed	KRW	46,625,000	09/16/25	—	—	66	66
JPM	3M KRW KWCDC	2.24% Fixed	KRW	12,245,000	09/16/25	—	—	17	17
DEUT	1.98% Fixed	CPURNSA	USD	7,560,000	04/02/25	—	—	(48,827)	(48,827)

Total						$—	$—	$(49,194)	$(49,194)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2015

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

0.87% Fixed	3M JPY LIBOR	JPY	11,810,000	09/16/25	$—	$—	$310	$310
2.34% Fixed	3M USD LIBOR	USD	265,000	06/15/26	7,264	—	4,477	(2,787)
3.46% Fixed	3M USD LIBOR	USD	1,005,000	06/30/35	—	—	(24,710)	(24,710)
3M USD LIBOR	1.25% Fixed	USD	900,000	06/15/17	545	—	615	70
3M USD LIBOR	1.62% Fixed	USD	1,180,000	06/15/18	222	—	3,345	3,123
3M USD LIBOR	3.36% Fixed	USD	1,570,000	06/30/25	—	—	26,656	26,656
6M GBP LIBOR	1.31% Fixed	GBP	590,000	06/15/17	188	—	234	46
6M GBP LIBOR	1.89% Fixed	GBP	910,000	06/21/19	1,540	—	(878)	(2,418)

Total					$9,759	$—	$10,049	$290

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

OTC Total Return Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party	Notional Amount	Payments received (paid) by the Fund	Expiration Date		Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

JPM Corp EMBI	JPM	USD 10,955,000	3M LIBOR - 1.50%	12/21	/15	$—	$—	$—	$0

Cross Currency Swap Contracts Outstanding at July 31, 2015

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Premiums Paid/ (Received)	Market Value †	Unrealized Appreciation/ (Depreciation)

Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 3.39% based on the notional amount of currency received	09/16/16	BOA	USD	855,632	CNY 5,340,000	$(4,327)	$(4,313)	$14
Fixed Rate equal to 3.39% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/16/16	BOA	CNY	5,340,000	USD 855,632	4,327	2,235	(2,092)

Total							$—	$(2,078)	$(2,078)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Foreign Currency Contracts Outstanding at July 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/28/15	CBK	$12,398	$12,405	$7
AUD	Buy	08/28/15	BNP	13,137	13,134	(3)
AUD	Buy	08/28/15	BOA	12,420	12,405	(15)
AUD	Buy	08/28/15	DEUT	13,159	13,135	(24)
AUD	Buy	08/28/15	JPM	27,782	27,728	(54)
AUD	Buy	08/28/15	JPM	13,979	13,864	(115)
AUD	Buy	08/28/15	NAB	13,982	13,865	(117)
AUD	Buy	08/31/15	BCLY	818,496	820,800	2,304
AUD	Sell	08/28/15	JPM	29,111	29,188	(77)
AUD	Sell	08/28/15	BCLY	152,081	152,506	(425)
BRL	Buy	09/02/15	SCB	741,283	729,920	(11,363)
BRL	Buy	09/02/15	MSC	2,156,647	2,091,670	(64,977)
BRL	Sell	09/02/15	MSC	2,882,150	2,821,591	60,559
CAD	Buy	08/28/15	MSC	27,132	26,757	(375)
CAD	Buy	08/31/15	RBC	435,425	435,740	315
CHF	Sell	08/28/15	UBS	60,718	60,078	640
CHF	Sell	08/28/15	BCLY	15,601	15,538	63
CHF	Sell	08/28/15	DEUT	17,520	17,609	(89)
CHF	Sell	08/31/15	UBS	57,584	56,975	609
CNY	Buy	07/28/16	JPM	849,418	835,984	(13,434)
COP	Sell	09/16/15	SCB	2,910,554	2,569,082	341,472
COP	Sell	09/16/15	SCB	1,427,748	1,284,349	143,399
CZK	Sell	09/16/15	CBK	612,152	600,452	11,700
CZK	Sell	09/16/15	GSC	111,977	111,570	407
EUR	Buy	08/28/15	BCLY	27,242	27,466	224
EUR	Buy	08/28/15	BOA	27,284	27,466	182
EUR	Buy	08/28/15	DEUT	18,531	18,677	146
EUR	Buy	08/28/15	HSBC	18,877	18,677	(200)
EUR	Buy	08/28/15	GSC	27,754	27,466	(288)
EUR	Buy	08/31/15	DEUT	2,597,967	2,577,481	(20,486)

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

EUR	Buy	08/31/15	HSBC	2,598,089	$2,577,481	(20,608)
EUR	Buy	08/31/15	BNP	2,599,880	2,578,580	(21,300)
EUR	Buy	09/16/15	JPM	8,893,227	8,683,802	(209,425)
EUR	Buy	09/18/15	CBA	162,940	159,351	(3,589)
EUR	Sell	08/28/15	UBS	39,858	39,551	307
EUR	Sell	08/28/15	CBK	18,768	18,677	91
EUR	Sell	08/28/15	GSC	54,970	54,932	38
EUR	Sell	08/28/15	GSC	17,567	17,578	(11)
EUR	Sell	08/28/15	GSC	53,749	53,833	(84)
EUR	Sell	08/28/15	GSC	36,129	36,255	(126)
EUR	Sell	08/28/15	GSC	36,098	36,255	(157)
EUR	Sell	08/31/15	BNP	3,500,477	3,471,799	28,678
EUR	Sell	08/31/15	HSBC	3,497,343	3,469,602	27,741
EUR	Sell	08/31/15	DEUT	3,497,179	3,469,602	27,577
EUR	Sell	08/31/15	BCLY	121,572	120,854	718
EUR	Sell	08/31/15	BOA	66,047	65,920	127
EUR	Sell	09/16/15	CBK	8,490,682	8,264,008	226,674
EUR	Sell	09/16/15	JPM	1,625,135	1,586,865	38,270
EUR	Sell	09/16/15	CBK	221,507	223,085	(1,578)
EUR	Sell	09/18/15	SSG	847,210	719,826	127,384
EUR	Sell	03/15/17	BOA	5,927,233	5,934,563	(7,330)
EUR	Sell	03/15/17	BOA	1,080,446	1,123,420	(42,974)
GBP	Buy	08/28/15	RBS	1,924,167	1,939,165	14,998
GBP	Buy	09/16/15	BOA	4,139,976	4,183,829	43,853
GBP	Sell	08/28/15	RBS	4,314,658	4,348,288	(33,630)
GBP	Sell	09/16/15	BOA	990,196	1,000,685	(10,489)
GBP	Sell	09/16/15	CBK	4,167,695	4,183,829	(16,134)
GHS	Sell	09/18/15	JPM	208,279	242,095	(33,816)
GHS	Sell	09/18/15	DEUT	255,022	295,781	(40,759)
HKD	Sell	03/03/16	GSC	561,631	561,700	(69)
IDR	Buy	09/16/15	JPM	890,735	886,605	(4,130)
IDR	Sell	09/16/15	GSC	558,477	558,547	(70)
IDR	Sell	09/16/15	JPM	327,730	328,059	(329)
IDR	Sell	05/18/16	BCLY	277,035	278,582	(1,547)
IDR	Sell	05/18/16	JPM	270,950	273,218	(2,268)
INR	Buy	09/16/15	JPM	827,592	824,253	(3,339)
INR	Buy	09/16/15	DEUT	837,039	831,980	(5,059)
JPY	Buy	08/28/15	DEUT	13,710	13,721	11
JPY	Buy	08/28/15	GSC	13,711	13,721	10
JPY	Buy	08/28/15	JPM	27,597	27,441	(156)
JPY	Buy	08/28/15	BNP	238,137	237,874	(263)
JPY	Buy	08/31/15	BNP	8,816,687	8,807,009	(9,678)
JPY	Buy	09/16/15	GSC	11,178,018	11,180,361	2,343
JPY	Sell	08/28/15	JPM	27,267	27,240	27
JPY	Sell	08/31/15	BCLY	39,560	39,548	12
JPY	Sell	09/16/15	CBK	11,233,512	11,180,362	53,150
KES	Buy	09/16/15	CBK	966,535	949,185	(17,350)
KRW	Sell	08/28/15	CBK	127,432	126,131	1,301
MXN	Buy	08/31/15	RBC	99,015	100,005	990
MXN	Buy	09/17/15	DEUT	775,408	739,757	(35,651)
MXN	Sell	09/17/15	RBC	2,150,036	2,083,477	66,559
MXN	Sell	09/17/15	HSBC	708,673	676,497	32,176
MXN	Sell	09/17/15	RBC	769,846	738,211	31,635
MXN	Sell	09/17/15	UBS	647,075	630,120	16,955
MYR	Buy	09/17/15	DEUT	379,997	375,038	(4,959)
MYR	Buy	09/17/15	HSBC	310,164	304,719	(5,445)
MYR	Buy	09/17/15	JPM	771,065	757,889	(13,176)
MYR	Sell	08/28/15	UBS	268,758	268,159	599
MYR	Sell	09/17/15	JPM	1,766,148	1,763,199	2,949
NOK	Sell	08/31/15	DEUT	14,525	14,558	(33)
NZD	Buy	08/28/15	UBS	36,277	36,218	(59)
NZD	Sell	08/28/15	BNP	13,284	13,170	114
NZD	Sell	08/28/15	CBK	13,267	13,170	97
PLN	Sell	08/31/15	DEUT	37,185	37,080	105
RSD	Buy	09/18/15	SSG	786,053	710,143	(75,910)
SEK	Buy	08/28/15	GSC	107,189	106,696	(493)
SEK	Sell	08/31/15	GSC	170,231	169,444	787

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

SGD	Sell	08/28/15	UBS	29,986	$29,859	127
SGD	Sell	08/28/15	MSC	14,626	14,566	60
SGD	Sell	08/28/15	HSBC	18,261	18,207	54
SGD	Sell	08/31/15	UBS	138,955	138,365	590
THB	Buy	09/16/15	JPM	890,569	884,053	(6,516)
TRY	Buy	09/16/15	GSC	899,249	900,626	1,377
TRY	Buy	09/16/15	UBS	770,989	767,133	(3,856)
TRY	Buy	09/16/15	JPM	756,480	737,587	(18,893)
TRY	Sell	09/16/15	HSBC	784,521	767,134	17,387
TRY	Sell	09/16/15	CBK	1,632,349	1,638,213	(5,864)
UYU	Buy	09/16/15	HSBC	309,411	296,380	(13,031)
UYU	Buy	09/16/15	HSBC	296,917	281,622	(15,295)
UYU	Buy	09/16/15	HSBC	311,868	296,345	(15,523)
UYU	Sell	09/16/15	HSBC	1,698,365	1,626,836	71,529
UYU	Sell	09/16/15	HSBC	909,980	874,347	35,633
ZAR	Buy	08/31/15	UBS	54,772	53,854	(918)
ZAR	Buy	09/16/15	BOA	583,509	575,005	(8,504)
ZAR	Buy	09/16/15	BOA	582,228	572,967	(9,261)
ZAR	Buy	09/16/15	HSBC	1,053,621	1,037,127	(16,494)
ZAR	Sell	09/16/15	CBK	2,780,107	2,738,938	41,169
ZMW	Buy	09/16/15	CBK	198,044	193,991	(4,053)

Total						$623,985

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korea Won

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EMBI	Emerging Markets Bond Index
ITRAXX.EUR	Markit i Traxx - Europe
ITRAXX.XOV	Markit i Traxx Index - Europe Crossover
KWCDC	South Korean Won 3 Month Certificate of Deposit
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CME	Chicago Mercantile Index
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
TBA	To Be Announced

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$60,187,356	$—	$60,187,356	$—
Corporate Bonds	110,272,493	—	110,272,493	—
Foreign Government Obligations	87,531,242	—	87,531,242	—
Municipal Bonds	3,826,748	—	3,826,748	—
Senior Floating Rate Interests	92,824,773	—	92,824,773	—
U.S. Government Agencies	69,874,249	—	69,874,249	—
U.S. Government Securities	4,122,332	—	4,122,332	—
Common Stocks
Energy	294,260	—	—	294,260
Preferred Stocks	525,874	525,874	—	—
Short-Term Investments	7,111,926	7,111,926	—	—
Purchased Options	430,211	—	430,211	—
Foreign Currency Contracts(2)	1,476,229	—	1,476,229	—
Futures Contracts(2)	865,368	865,368	—	—
Swaps - Credit Default(2)	2,821,447	—	2,821,447	—
Swaps - Cross Currency(2)	14	—	—	14
Swaps - Interest Rate(2)	30,288	—	30,288	—

Total	$442,194,810	$8,503,168	$433,397,368	$294,274

Liabilities
Foreign Currency Contracts(2)	$(852,244)	$—	$(852,244)	$—
Futures Contracts(2)	(523,369)	(523,369)	—	—
Swaps - Credit Default(2)	(1,812,150)	—	(1,812,150)	—
Swaps - Cross Currency(2)	(2,092)	—	—	(2,092)
Swaps - Interest Rate(2)	(79,192)	—	(79,192)	—
TBA Sale Commitments	(2,720,634)	—	(2,720,634)	—
Written Options	(693,653)	—	(693,653)	—

Total	$(6,683,334)	$(523,369)	$(6,157,873)	$(2,092)

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Common Stocks	Corporate Bonds	Swaps	Total
Beginning balance	$17,125,036	408,601	930,000	39,603	$18,503,240
Purchases	71	-	-	-	71
Sales	(5,204,582)	-	-	-	(5,204,582)
Accrued discounts/(premiums)	45,565	-	-	-	45,565
Total realized gain/(loss)	730,941	-	-	-	730,941
Net change in unrealized appreciation/depreciation	(597,172)	(114,341)	-	(2,078)	(713,591)
Transfers into Level 3 (1)	-	-	-	-	-
Transfers out of Level 3 (1)	(12,099,859)	-	(930,000)	(39,603)	(13,069,462)
Ending balance	$-	$294,260	$-	$(2,078)	$292,182

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $(116,419).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 30.6%
	Asset-Backed - Automobile - 2.0%
$ 2,030,000	AmeriCredit Automobile Receivables Trust 2.72%, 09/09/2019	$2,072,051
	CPS Automotive Trust
603,121	1.54%, 07/16/2018(1)	603,857
464,055	1.82%, 12/16/2019(1)	466,208
77,841	5.01%, 06/17/2019(1)	79,191
	Credit Acceptance Automotive Loan Trust
1,562,881	1.21%, 10/15/2020(1)	1,562,913
1,595,000	1.50%, 04/15/2021(1)	1,600,315
2,075,000	1.55%, 10/15/2021(1)	2,075,434
4,100,000	1.88%, 03/15/2022(1)	4,113,505
773,363	2.21%, 09/15/2020(1)	774,951
	First Investors Automotive Owner Trust
1,175,000	1.49%, 01/15/2020(1)	1,176,552
3,440,000	1.67%, 11/16/2020(1)	3,440,227
605,000	1.81%, 10/15/2018(1)	607,085
930,000	2.39%, 11/16/2020(1)	932,463
629,776	Flagship Credit Auto Trust 1.21%, 04/15/2019(1)	627,561
650,000	GM Financial Automobile Leasing Trust 1.96%, 03/20/2018(1)	651,590
1,685,000	Prestige Auto Receivables Trust 2.49%, 04/16/2018(1)	1,699,597
	Santander Drive Automotive Receivables Trust
2,610,000	1.55%, 10/15/2018	2,618,182
980,000	1.82%, 05/15/2019	984,682
4,500,000	1.83%, 01/15/2020	4,500,608
715,000	2.25%, 06/17/2019	721,711
2,415,000	2.36%, 04/15/2020	2,431,763
4,275,000	Westlake Automobile Receivables Trust 1.58%, 04/15/2020(1)	4,283,105

		38,023,551

	Asset-Backed - Finance & Insurance - 12.6%
4,200,000	American Money Management Corp. 1.73%, 07/27/2026(1)(2)	4,187,400
1,510,000	Apidos CDO 2.14%, 07/15/2023(1)(2)	1,508,188
	Apidos CLO
2,935,000	1.62%, 01/19/2025(1)(2)	2,929,130
4,775,000	1.67%, 04/17/2026(1)(2)	4,764,972
1,445,000	1.84%, 01/16/2027(1)(2)	1,445,145
	Ares CLO Ltd.
3,319,352	1.14%, 04/20/2023(1)(2)	3,310,058
3,580,000	1.54%, 07/28/2025(1)(2)	3,541,694
4,460,000	1.69%, 04/17/2026(1)(2)	4,459,554
	Atlas Senior Loan Fund Ltd.
3,775,000	1.82%, 10/15/2026(1)(2)	3,768,205
1,905,000	1.84%, 07/16/2026(1)(2)	1,904,048
1,740,000	Atrium CDO Corp. 2.03%, 11/16/2022(1)(2)	1,719,642
3,420,000	Atrium XI 2.44%, 10/23/2025(1)(2)	3,395,034
1,755,000	Avalon IV Capital Ltd. 2.14%, 04/17/2023(1)(2)	1,752,894
4,375,000	Avery Point CLO Ltd. 1.82%, 04/25/2026(1)(2)	4,373,250
1,030,000	Babson CLO Ltd. 1.78%, 07/20/2025(1)(2)	1,029,485
670,625	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	673,074
4,630,000	Carlyle Global Market Strategies 1.74%, 04/27/2027(1)(2)	4,630,463
	Cent CLO Ltd.

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 4,475,000	1.77%, 04/17/2026(1)(2)	$4,487,530
3,995,000	1.78%, 01/25/2026(1)(2)	3,991,405
2,865,000	1.79%, 07/27/2026(1)(2)	2,861,276
1,810,000	2.33%, 04/17/2026(1)(2)	1,788,461
	CIFC Funding Ltd.
4,175,000	1.76%, 05/24/2026(1)(2)	4,142,017
4,745,000	1.79%, 04/18/2025(1)(2)	4,731,239
3,940,000	2.38%, 08/14/2024(1)(2)	3,969,550
1,044,230	Consumer Credit Origination Loan Trust 2.82%, 03/15/2021(1)	1,047,317
	Dryden Senior Loan Fund
4,695,000	1.52%, 04/18/2026(1)(2)	4,673,872
3,240,000	1.56%, 11/15/2023(1)(2)	3,238,380
3,970,000	1.70%, 07/15/2027(1)(2)	3,964,045
4,800,000	1.77%, 07/15/2026(1)(2)	4,799,040
2,250,478	First Franklin Mortgage Loan Trust 0.43%, 04/25/2036(2)	1,452,650
1,015,000	Flatiron CLO Ltd. 2.19%, 07/17/2026(1)(2)	1,005,358
695,000	Ford Credit Floorplan Master Owner Trust A 1.40%, 02/15/2019	697,215
4,250,000	Gramercy Park CLO Ltd. 1.59%, 07/17/2023(1)(2)	4,242,350
2,910,000	Highbridge Loan Management Ltd. 1.27%, 05/05/2027(1)(2)	2,898,069
	ING Investment Management CLO Ltd.
2,106,796	1.48%, 03/14/2022(1)(2)	2,105,743
4,690,000	1.79%, 04/18/2026(1)(2)	4,683,903
1,565,000	2.14%, 03/14/2022(1)(2)	1,562,966
615,000	LCM Ltd. 2.19%, 04/15/2022(1)(2)	614,262
4,765,000	Limerock CLO 1.68%, 04/18/2026(1)(2)	4,754,993
	Madison Park Funding Ltd.
2,800,000	1.74%, 01/19/2025(1)(2)	2,790,200
4,525,000	1.79%, 07/20/2026(1)(2)	4,522,737
415,000	2.50%, 04/22/2022(1)(2)	414,461
3,370,000	2.70%, 01/27/2026(1)(2)	3,344,725
	Magnetite CLO Ltd.
3,890,000	1.60%, 07/25/2026(1)(2)	3,881,442
2,895,000	1.77%, 04/15/2026(1)(2)	2,894,132
3,170,000	1.79%, 04/15/2027(1)(2)	3,165,245
3,115,000	2.14%, 07/25/2026(1)(2)	3,085,096
	Neuberger Berman CLO Ltd.
3,795,000	1.75%, 08/04/2025(1)(2)	3,785,133
3,510,000	1.76%, 04/15/2026(1)(2)	3,502,629
4,495,000	Oaktree EIF II Ltd. 1.91%, 02/15/2026(1)(2)	4,496,798
4,015,000	OCP CLO Ltd. 1.80%, 04/17/2027(1)(2)	4,013,795
2,385,000	Octagon Investment Partners Ltd. 1.29%, 07/17/2025(1)(2)	2,346,840
1,395,000	OHA Credit Partners Ltd. 1.76%, 07/20/2026(1)(2)	1,391,373
5,360,000	OHA Loan Funding Ltd. 1.77%, 02/15/2027(1)(2)	5,347,136
	OZLM Funding Ltd.
4,470,000	1.74%, 04/30/2027(1)(2)	4,455,249
4,595,000	1.84%, 04/17/2026(1)(2)	4,592,702
5,355,000	Race Point CLO Ltd. 1.77%, 04/15/2027(1)(2)	5,334,651
2,710,000	SBA Tower Trust 2.90%, 10/15/2044(1)	2,714,032
3,320,000	Seneca Park CLO Ltd. 1.77%, 07/17/2026(1)(2)	3,317,012
3,430,000	Shackleton CLO Ltd. 1.65%, 07/17/2026(1)(2)	3,422,454

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Sound Point CLO Ltd.
$ 3,768,000	1.65%, 01/21/2026(1)(2)	$3,732,958
4,385,000	1.82%, 04/15/2027(1)(2)	4,389,385
3,169,217	SpringCastle America Funding LLC 2.70%, 05/25/2023(1)	3,185,028
3,405,000	Springleaf Funding Trust 2.41%, 12/15/2022(1)	3,414,983
4,090,000	Symphony CLO L.P. 2.03%, 01/09/2023(1)(2)	4,073,231
	Symphony CLO Ltd.
4,675,000	1.56%, 07/23/2023(1)(2)	4,666,585
3,950,000	1.77%, 07/14/2026(1)(2)	3,951,580
2,740,000	Thacher Park CLO Ltd. 1.76%, 10/20/2026(1)(2)	2,739,178
4,500,000	Tremen Park Ltd. 1.76%, 04/20/2027(1)(2)	4,494,150
4,720,000	Venture CLO Ltd. 1.58%, 11/14/2022(1)(2)	4,717,640
	Voya CLO Ltd.
1,500,000	1.62%, 07/17/2026(1)(2)	1,496,700
4,220,000	1.76%, 04/18/2027(1)(2)	4,213,248
1,505,000	2.38%, 04/18/2027(1)(2)	1,502,893

		236,499,278

	Asset-Backed - Home Equity - 0.8%
	GSAA Home Equity Trust
7,062,273	0.27%, 02/25/2037(2)	3,749,954
1,300,807	0.28%, 12/25/2036(2)	617,848
4,229,865	0.29%, 03/25/2037(2)	2,252,995
2,856,509	0.37%, 11/25/2036(2)	1,538,004
649,816	0.49%, 03/25/2036(2)	460,584
666,093	5.88%, 09/25/2036	378,883
1,833,586	5.99%, 06/25/2036(2)	1,021,089
320,967	Morgan Stanley Asset-Backed Securities Capital I 0.34%, 06/25/2036(2)	291,677
1,632,951	Morgan Stanley Mortgage Loan Trust 0.36%, 11/25/2036(2)	816,028
796,957	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037	448,670
	Soundview Home Loan Trust
3,500,000	0.37%, 07/25/2037(2)	2,172,387
830,000	0.43%, 07/25/2036(2)	521,730
1,485,000	0.44%, 11/25/2036(2)	1,025,843

		15,295,692

	Collateralized-Mortgage Obligations - 0.0%
213,676	National Credit Union Administration 1.84%, 10/07/2020	214,317

	Commercial Mortgage-Backed Securities - 11.2%
	Banc of America Commercial Mortgage Trust
2,316,695	5.49%, 02/10/2051	2,439,144
244,334	5.74%, 02/10/2051(2)	262,284
1,017,669	Banc of America Commercial Mortgage, Inc. 5.16%, 09/10/2047(2)	1,018,320
	Bear Stearns Commercial Mortgage Securities, Inc.
208,748	5.07%, 10/12/2042(2)	208,692
510,000	5.07%, 10/12/2042(2)	510,090
1,258,905	5.33%, 02/11/2044	1,319,808
2,425,681	5.41%, 12/11/2040(2)	2,431,525
471,502	5.47%, 01/12/2045(2)	495,802
346,543	5.59%, 04/12/2038(2)	354,926
3,690,907	5.69%, 06/11/2050(2)	3,923,508
3,105,000	5.71%, 06/11/2040(2)	3,284,323
	Citigroup Commercial Mortgage Trust
15,215,609	1.14%, 07/10/2047(2)(3)	1,110,390
16,389,957	1.18%, 04/10/2048(2)(3)	1,313,950
2,100,000	4.02%, 03/10/2047	2,251,664

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 415,000	4.40%, 03/10/2047(1)(2)	$353,763
305,000	4.90%, 03/10/2047(1)(2)	288,374
1,195,000	5.71%, 12/10/2049(2)	1,272,553
1,104,213	5.78%, 03/15/2049(2)	1,122,209
609,131	6.14%, 12/10/2049(2)	653,001
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,184,611	5.30%, 01/15/2046(2)	2,195,630
5,185,000	5.32%, 12/11/2049	5,373,765
	Cobalt CMBS Commercial Mortgage Trust
526,691	5.22%, 08/15/2048	546,007
575,000	5.25%, 08/15/2048	588,913
5,984,018	Commercial Mortgage Loan Trust 6.04%, 12/10/2049(2)	6,321,750
	Commercial Mortgage Pass-Through Certificates
6,068,879	0.88%, 02/10/2047(2)(3)	269,804
6,366,156	2.25%, 07/10/2046(1)(2)(3)	331,486
1,635,158	2.85%, 10/15/2045	1,645,275
2,255,000	3.96%, 03/10/2047	2,407,474
1,425,000	4.02%, 07/10/2045	1,532,620
2,350,000	4.05%, 04/10/2047	2,524,683
735,000	4.75%, 10/15/2045(1)(2)	580,172
1,147,616	5.75%, 06/10/2046(2)	1,168,269
	Commercial Mortgage Trust
3,050,000	3.42%, 03/10/2031(1)	3,127,052
393,889	5.44%, 03/10/2039	413,296
4,628,395	5.74%, 12/10/2049	4,887,160
949,602	5.82%, 07/10/2038(2)	967,674
	Community or Commercial Mortgage Trust
1,630,000	4.01%, 04/10/2047	1,745,662
2,060,000	4.23%, 07/10/2045(2)	2,259,499
630,000	4.57%, 10/15/2045(1)(2)	520,550
	Credit Suisse Commercial Mortgage Trust
1,946,345	5.70%, 06/15/2039(2)	2,045,395
1,120,414	5.97%, 02/15/2041(2)	1,207,694
	CS First Boston Mortgage Securities Corp.
81,408	4.77%, 07/15/2037	81,366
1,936,281	4.88%, 04/15/2037	1,937,787
	CSAIL Commercial Mortgage Trust
44,674,376	0.91%, 06/15/2057(2)(3)	2,749,484
1,530,000	0.98%, 04/15/2050(2)(3)	101,796
10,582,234	DBUBS Mortgage Trust 1.35%, 11/10/2046(1)(2)(3)	183,189
1,710,000	Four Times Square Trust 5.40%, 12/13/2028(1)	1,924,193
	FREMF Mortgage Trust
2,495,000	3.01%, 10/25/2047(1)(2)	2,520,005
2,710,000	5.24%, 09/25/2043(1)(2)	3,016,929
740,741	GE Business Loan Trust 1.19%, 05/15/2034(1)(2)	614,358
689,633	GE Capital Commercial Mortgage Corp. 5.32%, 11/10/2045(2)	690,288
605,000	GE Commercial Mortgage Corp. Series 5.61%, 12/10/2049(2)	630,001
1,455,965	GMAC Commercial Mortgage Securities, Inc. 5.24%, 11/10/2045(2)	1,460,697
	GS Mortgage Securities Trust
27,232,334	0.30%, 07/10/2046(2)(3)	270,281
5,155,896	1.65%, 08/10/2044(1)(2)(3)	258,749
2,010,000	2.95%, 11/05/2034(1)	2,000,842
635,000	3.58%, 06/10/2047(1)	492,609
695,000	3.67%, 04/10/2047(1)	494,437
1,920,000	3.68%, 04/10/2047	2,020,061
3,305,000	3.86%, 06/10/2047	3,484,706
2,090,000	4.00%, 04/10/2047	2,230,632
1,310,000	4.87%, 04/10/2047(1)(2)	1,226,954
	Hilton USA Trust
3,260,000	2.66%, 11/05/2030	3,267,263

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 502,587	2.94%, 11/05/2030(1)(2)	$501,924
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,740,000	4.17%, 12/15/2046	2,962,411
730,000	4.42%, 12/15/2047(1)(2)	660,587
1,375,638	5.24%, 12/15/2044(2)	1,376,088
380,000	5.32%, 08/15/2046(1)(2)	402,460
1,011,015	5.91%, 04/15/2045(2)	1,029,849
931,826	6.07%, 02/12/2051	1,004,774
	JP Morgan Chase Commercial Mortgage Securities Trust
5,623,899	1.69%, 02/12/2051(2)	5,543,398
1,325,000	2.73%, 10/15/2045(1)(2)	889,579
1,435,000	2.83%, 10/15/2045	1,439,189
1,300,910	3.91%, 05/05/2030(1)	1,358,603
380,000	4.00%, 08/15/2046(1)(2)	347,413
625,001	4.67%, 10/15/2045(1)(2)	615,011
1,796,346	5.24%, 01/12/2043(2)	1,797,507
4,892,866	5.34%, 05/15/2047	5,089,579
4,168,236	5.70%, 02/12/2049(2)	4,408,239
1,141,852	5.72%, 02/15/2051	1,211,344
	JPMBB Commercial Mortgage Securities Trust
15,421,167	0.88%, 09/15/2047(2)(3)	732,629
5,156,000	0.97%, 05/15/2048(2)(3)	275,330
1,650,000	3.78%, 08/15/2047	1,728,705
1,710,000	3.80%, 09/15/2047	1,787,902
2,085,000	4.00%, 04/15/2047	2,225,477
1,250,000	4.20%, 01/15/2047	1,353,694
	LB-UBS Commercial Mortgage Trust
346,253	5.43%, 02/15/2040	362,956
4,106,568	5.86%, 07/15/2040(2)	4,299,175
908,238	6.15%, 04/15/2041(2)	983,941
142,953	Lehman Brothers Small Balance Commercial 5.52%, 09/25/2030(1)(2)	144,064
693,349	Merrill Lynch Mortgage Investors Trust 5.14%, 07/12/2038(2)	693,027
	Merrill Lynch/Countrywide Commercial Mortgage Trust
4,263,666	5.38%, 08/12/2048	4,431,795
1,040,000	5.42%, 08/12/2048	1,085,682
2,185,000	5.70%, 09/12/2049	2,323,872
2,735,963	5.74%, 06/12/2050(2)	2,908,219
	Morgan Stanley Bank of America Merrill Lynch Trust
9,690,727	1.17%, 12/15/2047(2)(3)	673,787
190,000	3.18%, 08/15/2045	195,436
2,315,000	3.74%, 08/15/2047	2,417,816
775,000	4.06%, 02/15/2047	832,279
775,000	4.50%, 08/15/2045(1)	597,024
	Morgan Stanley Capital I Trust
34,572,268	0.85%, 09/15/2047(1)(2)(3)	478,065
2,605,000	3.47%, 08/11/2029(1)	2,704,258
860,000	5.18%, 07/15/2049(1)(2)	771,134
283,722	5.19%, 11/14/2042(2)	283,388
250,000	5.42%, 10/12/2052(1)(2)	251,847
175,000	5.42%, 10/12/2052(1)(2)	174,551
2,340,000	5.57%, 12/15/2044	2,477,683
3,450,000	5.69%, 04/15/2049(2)	3,640,333
1,985,609	5.81%, 12/12/2049	2,125,400
600,000	6.27%, 01/11/2043(1)(2)	620,436
	Morgan Stanley Re-Remic Trust
1,918,743	5.80%, 08/12/2045(1)(2)	2,025,421
1,546,928	5.80%, 08/15/2045(1)(2)	1,636,515
	UBS-Barclays Commercial Mortgage Trust
1,200,000	3.09%, 08/10/2049	1,220,700
2,380,000	3.19%, 03/10/2046	2,423,152
4,120,000	3.24%, 04/10/2046	4,202,342
485,000	4.09%, 03/10/2046(1)(2)	424,854
	Wachovia Bank Commercial Mortgage Trust
591,319	5.31%, 11/15/2048	610,534
1,025,000	5.53%, 03/15/2042(1)(2)	1,022,463

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Wells Fargo Commercial Mortgage Trust
$ 13,090,150	1.21%, 05/15/2048(2)(3)	$1,043,822
1,420,000	2.92%, 10/15/2045	1,430,930
1,660,000	3.82%, 08/15/2050	1,747,553
395,000	4.11%, 05/15/2048(2)	352,600
60,000	4.78%, 10/15/2045(1)(2)	60,534
	WF-RBS Commercial Mortgage Trust
845,000	2.87%, 11/15/2045	849,915
1,180,233	2.92%, 08/15/2047	1,215,046
1,545,000	3.02%, 11/15/2047(1)	1,146,665
3,315,000	3.68%, 08/15/2047	3,455,453
2,570,000	4.00%, 05/15/2047	2,752,688
3,255,000	4.05%, 03/15/2047	3,498,507
1,624,511	4.10%, 03/15/2047	1,750,416
2,130,000	4.90%, 06/15/2044(1)(2)	2,390,143
345,000	5.00%, 06/15/2044(1)(2)	324,614
400,505	5.00%, 04/15/2045(1)(2)	320,847
960,000	5.56%, 04/15/2045(1)(2)	1,014,167

		210,068,524

	Whole Loan Collateral CMO - 4.0%
	Adjustable Rate Mortgage Trust
279,286	0.45%, 01/25/2036(2)	232,848
1,217,526	0.46%, 11/25/2035(2)	1,111,064
1,454,500	0.69%, 01/25/2036(2)	1,259,255
	American Home Mortgage Assets Trust
782,773	0.38%, 09/25/2046(2)	573,223
998,100	1.11%, 10/25/2046(2)	735,881
	Banc of America Funding Corp.
172,279	0.38%, 10/20/2036(2)	133,319
221,938	0.42%, 02/20/2047(2)	192,283
2,615,682	0.49%, 05/20/2047(2)	2,170,242
3,174,708	5.77%, 05/25/2037(2)	2,864,447
149,295	5.85%, 01/25/2037	125,952
	BCAP LLC Trust
567,575	0.36%, 01/25/2037(2)	451,867
1,492,019	0.37%, 03/25/2037(2)	1,277,653
1,484,705	Bear Stearns Adjustable Rate Mortgage Trust 2.41%, 10/25/2035(2)	1,460,450
	Bear Stearns Alt-A Trust
278,067	0.51%, 08/25/2036(2)	200,474
1,531,732	0.57%, 05/25/2036(2)	1,239,104
4,428,892	0.69%, 01/25/2036(2)	3,653,185
1,789,454	Bear Stearns Mortgage Funding Trust 0.37%, 10/25/2036(2)	1,470,897
	CHL Mortgage Pass-Through Trust
1,616,482	0.53%, 03/25/2035(2)	1,308,229
416,281	2.48%, 03/20/2036(2)	364,341
685,471	2.48%, 06/20/2035(2)	655,811
	Connecticut Avenue Securities
335,000	2.79%, 05/25/2024(2)	304,525
1,400,000	3.09%, 07/25/2024(2)	1,286,692
1,900,000	3.19%, 07/25/2024(2)	1,733,440
850,000	5.09%, 11/25/2024(2)	866,271
	Countrywide Alternative Loan Trust
2,723,036	0.46%, 01/25/2036(2)	2,424,131
1,431,178	0.51%, 11/25/2035(2)	1,171,120
267,030	0.59%, 10/25/2036(2)	192,088
1,158,469	5.75%, 05/25/2036	1,021,845
406,344	6.00%, 05/25/2036	349,575
262,429	6.00%, 12/25/2036	201,573
	Countrywide Home Loans, Inc.
2,535,663	2.55%, 09/25/2047(2)	2,260,647
944,128	2.67%, 04/20/2036(2)	682,785
1,327,328	4.74%, 11/20/2035(2)	1,182,256
1,778,156	5.75%, 08/25/2037	1,683,249

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,737,705	CS First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	$1,644,564
1,041,672	Downey S & L Association Mortgage Loan Trust 1.08%, 03/19/2046(2)	784,086
	GMAC Mortgage Corp. Loan Trust
1,309,696	3.01%, 09/19/2035(2)	1,221,445
202,078	3.04%, 04/19/2036(2)	180,511
	GSR Mortgage Loan Trust
292,973	0.69%, 11/25/2035(2)	208,776
5,079,822	2.70%, 01/25/2036(2)	4,591,422
	HarborView Mortgage Loan Trust
1,843,284	0.38%, 01/19/2038(2)	1,552,515
1,974,148	0.43%, 12/19/2036(2)	1,343,017
1,070,876	0.89%, 01/19/2035(2)	736,633
	IndyMac Index Mortgage Loan Trust
818,579	0.43%, 07/25/2035(2)	710,840
1,554,895	0.47%, 07/25/2035(2)	1,287,223
822,025	0.48%, 01/25/2036(2)	564,447
1,479,113	0.59%, 07/25/2046(2)	827,570
980,816	2.43%, 01/25/2036(2)	904,973
671,984	2.63%, 08/25/2035(2)	538,572
	JP Morgan Mortgage Trust
1,184,774	2.56%, 09/25/2035(2)	1,128,435
284,871	2.58%, 04/25/2037(2)	255,656
838,805	2.64%, 05/25/2036(2)	743,392
1,065,918	Lehman XS Trust 0.40%, 07/25/2046(2)	837,020
592,353	Luminent Mortgage Trust 0.39%, 10/25/2046(2)	505,111
619,012	Merrill Lynch Mortgage Investors Trust 2.61%, 07/25/2035(2)	500,583
1,891,774	Morgan Stanley Mortgage Loan Trust 2.70%, 05/25/2036(2)	1,372,576
252,361	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.02%, 06/25/2036(2)	192,486
3,360,114	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	3,070,597
	Residential Accredit Loans, Inc.
260,812	0.41%, 02/25/2046(2)	119,846
2,152,028	0.49%, 04/25/2036(2)	1,547,997
371,829	0.97%, 09/25/2046(2)	250,197
2,859,728	1.39%, 11/25/2037(2)	1,829,723
2,143,415	6.00%, 12/25/2035	1,913,992
938,853	Residential Asset Securitization Trust 0.64%, 03/25/2035(2)	760,220
918,432	Residential Funding Mortgage Securities, Inc. 2.85%, 08/25/2035(2)	720,819
376,933	Sequoia Mortgage Trust 2.62%, 07/20/2037(2)	320,863
2,860,171	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	2,911,580
646,855	Structured Adjustable Rate Mortgage Loan Trust 0.49%, 09/25/2034(2)	570,208
658,922	Structured Asset Mortgage Investments II Trust 0.42%, 02/25/2036(2)	528,903
	WaMu Mortgage Pass-Through Certificates Trust
989,762	0.61%, 06/25/2044(2)	916,735
778,090	1.15%, 07/25/2046(2)	662,159
399,565	2.18%, 11/25/2046(2)	359,753

		75,956,167

	Whole Loan Collateral PAC - 0.0%
237,403	Countrywide Alternative Loan Trust 0.69%, 12/25/2035(2)	170,076

	Total Asset & Commercial Mortgage Backed Securities (cost $570,748,547)	576,227,605

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Corporate Bonds - 31.8%
	Aerospace/Defense - 0.0%
$ 710,000	Triumph Group, Inc. 5.25%, 06/01/2022	$699,350

	Agriculture - 0.5%
534,000	Altria Group, Inc. 10.20%, 02/06/2039	893,831
1,680,000	BAT International Finance plc 2.75%, 06/15/2020(1)	1,703,169
	Imperial Tobacco Finance plc
1,345,000	2.05%, 07/20/2018(1)	1,343,900
1,875,000	2.95%, 07/21/2020(1)	1,867,018
1,040,000	3.75%, 07/21/2022(1)	1,034,103
3,140,000	Reynolds American, Inc. 3.25%, 06/12/2020	3,189,443

		10,031,464

	Apparel - 0.1%
1,375,000	William Carter Co. 5.25%, 08/15/2021	1,426,562

	Auto Manufacturers - 1.4%
5,450,000	Daimler Finance NA LLC 1.65%, 03/02/2018(1)	5,434,359
	Ford Motor Credit Co. LLC
6,510,000	1.46%, 03/27/2017	6,477,535
700,000	2.24%, 06/15/2018	699,245
430,000	4.21%, 04/15/2016	438,827
1,370,000	4.25%, 02/03/2017	1,421,476
	General Motors Financial Co., Inc.
1,900,000	2.40%, 04/10/2018	1,893,152
3,150,000	3.50%, 07/10/2019	3,201,266
3,640,000	4.75%, 08/15/2017	3,814,119
2,715,000	Volkswagen Group of America Finance LLC 1.60%, 11/20/2017(1)	2,718,041

		26,098,020

	Auto Parts & Equipment - 0.0%
	ZF North America Capital, Inc.
190,000	4.50%, 04/29/2022(1)	187,150
165,000	4.75%, 04/29/2025(1)	161,288

		348,438

	Biotechnology - 0.1%
2,360,000	Celgene Corp. 4.63%, 05/15/2044	2,261,196

	Chemicals - 0.3%
	CF Industries Holdings, Inc.
1,650,000	4.95%, 06/01/2043	1,525,790
3,165,000	5.15%, 03/15/2034	3,072,699
800,000	Dow Chemical Co. 8.55%, 05/15/2019	972,776

		5,571,265

	Coal - 0.0%
1,610,000	Peabody Energy Corp. 6.50%, 09/15/2020	474,950

	Commercial Banks - 9.6%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 3,200,000	7.00%, 02/19/2019(2)(4)(5)	3,584,690
$ 2,400,000	9.00%, 05/09/2018(2)(4)(5)	2,604,000
2,575,000	Banco do Brasil S.A. 6.25%, 04/15/2024(2)(4)(5)	1,739,747
	Banco Santander S.A.
EUR 4,600,000	6.25%, 03/12/2019(2)(4)(5)	5,064,593
700,000	6.25%, 09/11/2021(2)(4)(5)	761,088
	Bank of America Corp.
$ 900,000	4.00%, 01/22/2025	882,878

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$8,210,000	4.20%, 08/26/2024	$8,243,661
		Barclays Bank plc
	6,900,000	6.05%, 12/04/2017(1)	7,491,827
EUR	500,000	6.50%, 09/15/2019(2)(4)	559,038
	$600,000	7.75%, 04/10/2023(2)	657,900
EUR	1,100,000	8.00%, 12/15/2020(2)(4)	1,318,315
	$1,605,000	8.25%, 12/15/2018(2)(4)	1,718,100
		BPCE S.A.
	725,000	4.00%, 04/15/2024	743,886
	1,305,000	5.15%, 07/21/2024(1)	1,339,519
	1,900,000	5.70%, 10/22/2023(1)	2,032,367
	1,750,000	Capital One Financial Corp. 6.15%, 09/01/2016	1,835,687
	7,075,000	Capital One NA 1.65%, 02/05/2018	7,019,857
		CIT Group, Inc.
	40,000	5.00%, 05/15/2017	41,400
	1,614,000	5.50%, 02/15/2019(1)	1,706,805
	485,000	6.63%, 04/01/2018(1)	522,587
		Citigroup, Inc.
	4,050,000	1.85%, 11/24/2017	4,059,449
	2,425,000	4.30%, 11/20/2026	2,409,145
	2,025,000	4.40%, 06/10/2025	2,040,957
	2,800,000	4.65%, 07/30/2045	2,824,755
	1,347,000	6.13%, 08/25/2036	1,561,704
	2,175,000	6.68%, 09/13/2043	2,706,239
	683,000	8.50%, 05/22/2019	832,858
		Credit Agricole S.A.
	200,000	4.38%, 03/17/2025(1)	195,024
EUR	1,440,000	6.50%, 06/23/2021(2)(4)(5)	1,633,676
	$845,000	6.63%, 09/23/2019(1)(2)(4)	841,831
		Credit Suisse Group AG
EUR	1,010,000	5.75%, 09/18/2025(2)(5)	1,256,084
	$955,000	6.25%, 12/18/2024(1)(2)(4)	929,931
	800,000	7.88%, 02/24/2041(2)(5)	838,000
	3,290,000	Deutsche Bank AG 4.50%, 04/01/2025	3,190,932
		Goldman Sachs Group, Inc.
	360,000	1.45%, 04/23/2020(2)	363,088
	1,725,000	2.38%, 01/22/2018	1,750,368
	1,900,000	2.60%, 04/23/2020	1,899,401
	2,105,000	5.15%, 05/22/2045	2,071,019
	2,696,000	6.00%, 06/15/2020	3,090,204
	1,410,000	6.25%, 02/01/2041	1,692,735
	1,700,000	6.45%, 05/01/2036	1,960,493
	3,515,000	6.75%, 10/01/2037	4,206,383
		HSBC Holdings plc
EUR	1,775,000	5.25%, 09/16/2022(2)(4)(5)	1,981,072
	$800,000	5.25%, 03/14/2044	838,665
	1,250,000	5.63%, 01/17/2020(2)(4)	1,250,000
	700,000	6.50%, 09/15/2037	840,554
	1,285,000	6.80%, 06/01/2038	1,613,884
		ING Groep N.V.
	1,095,000	6.00%, 04/16/2020(2)(4)	1,098,422
	750,000	6.50%, 04/16/2025(2)(4)	735,937
		JP Morgan Chase & Co.
	645,000	2.60%, 01/15/2016	650,311
	1,900,000	2.75%, 06/23/2020	1,911,636
	2,800,000	4.35%, 08/15/2021	3,000,547
	500,000	4.63%, 05/10/2021	544,036
	415,000	5.60%, 07/15/2041	477,492
	4,305,000	5.63%, 08/16/2043	4,720,028
	1,920,000	6.00%, 01/15/2018	2,108,661
EUR	1,030,000	KBC Groep N.V. 5.63%, 03/19/2019(2)(4)(5)	1,134,026
		Lloyds Banking Group plc
	2,860,000	6.38%, 06/27/2020(2)(4)(5)	3,305,899

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

GBP	915,000	7.00%, 06/27/2019(2)(4)(5)	$1,459,275
		Merrill Lynch & Co., Inc.
	$1,316,000	5.70%, 05/02/2017	1,396,463
	6,420,000	6.05%, 05/16/2016	6,647,621
	2,235,000	7.75%, 05/14/2038	3,035,559
		Morgan Stanley
	1,975,000	2.13%, 04/25/2018	1,989,562
	1,175,000	2.50%, 01/24/2019	1,188,575
	3,990,000	3.95%, 04/23/2027	3,812,369
	2,710,000	4.00%, 07/23/2025	2,763,108
	2,720,000	4.30%, 01/27/2045	2,585,681
	1,410,000	4.35%, 09/08/2026	1,407,415
	310,000	4.88%, 11/01/2022	328,796
	4,950,000	5.55%, 04/27/2017	5,280,591
	505,000	7.30%, 05/13/2019	594,041
	813,000	PNC Bank NA 6.88%, 04/01/2018	911,261
		Royal Bank of Scotland Group plc
	1,695,000	5.13%, 05/28/2024	1,712,772
	1,665,000	6.13%, 12/15/2022	1,787,251
		Societe Generale S.A.
	210,000	6.00%, 01/27/2020(1)(2)(4)	198,975
EUR	1,545,000	6.75%, 04/07/2021(2)(4)(5)	1,737,778
	$4,070,000	8.25%, 11/29/2018(2)(4)(5)	4,354,900
	2,250,000	Standard Chartered plc 6.50%, 04/02/2020(1)(2)(4)	2,276,554
	310,000	Sumitomo Mitsui Financial Group, Inc. 4.44%, 04/02/2024(1)	319,718
	3,080,000	SunTrust Banks, Inc. 3.50%, 01/20/2017	3,165,954
	1,195,000	UBS AG 7.63%, 08/17/2022	1,403,654
		UBS Group AG
EUR	800,000	5.75%, 02/19/2022(2)(4)(5)	914,843
	$425,000	7.13%, 02/19/2020(2)(4)(5)	444,550
	720,000	UniCredit S.p.A. 8.00%, 06/03/2024(2)(4)(5)	719,372
		Wells Fargo & Co.
	2,050,000	2.60%, 07/22/2020	2,059,623
	1,820,000	3.00%, 02/19/2025	1,750,991
	2,690,000	4.10%, 06/03/2026	2,704,948
	120,000	4.65%, 11/04/2044	116,867
	50,000	5.38%, 11/02/2043	54,062
	3,010,000	5.61%, 01/15/2044	3,363,531

			180,920,051

		Commercial Services - 0.3%
	1,310,000	ADT Corp. 6.25%, 10/15/2021	1,388,600
	1,055,000	Cardtronics, Inc. 5.13%, 08/01/2022	1,028,625
	1,770,000	Sotheby’s 5.25%, 10/01/2022(1)	1,730,175
		United Rentals North America, Inc.
	425,000	4.63%, 07/15/2023	419,156
	290,000	5.50%, 07/15/2025	277,313

			4,843,869

		Construction Materials - 0.2%
		Building Materials Corp. of America
	665,000	5.38%, 11/15/2024(1)	666,596
	205,000	6.75%, 05/01/2021(1)	215,250
		Cemex S.A.B. de C.V.
EUR	425,000	4.38%, 03/05/2023(1)	450,747
	605,000	4.38%, 03/05/2023(5)	641,651
	$1,800,000	CRH America, Inc. 5.13%, 05/18/2045(1)	1,817,674

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 690,000	Norbord, Inc. 6.25%, 04/15/2023(1)	$700,350
15,000	USG Corp. 5.50%, 03/01/2025(1)	15,038

		4,507,306

	Diversified Financial Services - 0.8%
125,000	Aircastle Ltd. 5.50%, 02/15/2022	130,313
1,905,000	Bear Stearns & Co., Inc. 5.55%, 01/22/2017	2,010,756
	General Electric Capital Corp.
1,300,000	5.30%, 02/11/2021	1,468,108
530,000	5.88%, 01/14/2038	650,078
1,700,000	6.25%, 12/15/2022(2)(4)	1,845,860
815,000	6.88%, 01/10/2039	1,112,113
460,000	Intercorp Peru Ltd. 5.88%, 02/12/2025(1)	458,850
	International Lease Finance Corp.
2,600,000	5.88%, 04/01/2019	2,782,000
1,025,000	6.75%, 09/01/2016(1)	1,071,125
	Navient Corp.
1,095,000	5.50%, 01/15/2019	1,070,362
395,000	7.25%, 01/25/2022	390,063
945,000	8.45%, 06/15/2018	1,020,600

		14,010,228

	Electric - 0.4%
275,000	AES Corp. 5.50%, 03/15/2024	268,125
175,000	DPL, Inc. 7.25%, 10/15/2021	186,594
1,465,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,481,090
1,910,000	Duke Energy Progress, Inc. 4.38%, 03/30/2044	1,961,652
360,000	EDP Finance B.V. 5.25%, 01/14/2021(1)	382,441
200,000	Eskom Holdings Ltd. 5.75%, 01/26/2021(1)	194,320
1,880,000	Exelon Corp. 2.85%, 06/15/2020	1,888,620
675,000	Pacific Gas & Electric Co. 8.25%, 10/15/2018	807,780

		7,170,622

	Electrical Components & Equipment - 0.0%
705,000	EnerSys 5.00%, 04/30/2023(1)	689,138

	Engineering & Construction - 0.3%
	SBA Tower Trust
2,400,000	2.93%, 12/15/2042(1)	2,428,925
3,435,000	3.60%, 04/15/2043(1)	3,429,545

		5,858,470

	Environmental Control - 0.1%
	Clean Harbors, Inc.
150,000	5.13%, 06/01/2021	151,125
1,035,000	5.25%, 08/01/2020	1,059,737

		1,210,862

	Food - 0.6%
	Kraft Heinz Foods Co.
7,500,000	2.00%, 07/02/2018(1)	7,519,178
2,030,000	2.80%, 07/02/2020(1)	2,038,481
750,000	Minerva Luxembourg S.A. 7.75%, 01/31/2023(1)	753,525

		10,311,184

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Forest Products & Paper - 0.1%
	Cascades, Inc.
$ 265,000	5.50%, 07/15/2022(1)	$256,388
270,000	5.75%, 07/15/2023(1)	261,225
1,045,000	Clearwater Paper Corp. 5.38%, 02/01/2025(1)	1,021,487

		1,539,100

	Gas - 0.0%
75,000	Southern Star Central Corp. 5.13%, 07/15/2022(1)	76,125

	Healthcare-Products - 0.6%
140,000	Hologic, Inc. 5.25%, 07/15/2022(1)	144,550
	Medtronic, Inc.
2,900,000	2.50%, 03/15/2020(1)	2,917,101
2,035,000	3.15%, 03/15/2022(1)	2,048,712
1,995,000	4.38%, 03/15/2035(1)	1,996,815
1,265,000	4.63%, 03/15/2045(1)	1,279,812
3,645,000	Zimmer Biomet Holdings, Inc. 1.45%, 04/01/2017	3,641,078

		12,028,068

	Healthcare-Services - 1.2%
	Anthem, Inc.
4,575,000	3.50%, 08/15/2024	4,436,117
1,300,000	4.63%, 05/15/2042	1,231,474
505,000	Community Health Systems, Inc. 5.13%, 08/01/2021	523,938
	HCA, Inc.
690,000	6.50%, 02/15/2020	771,506
1,336,000	7.50%, 11/15/2095	1,336,000
2,580,000	Roche Holdings, Inc. 3.35%, 09/30/2024(1)	2,612,929
2,625,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	2,854,687
	UnitedHealth Group, Inc.
2,145,000	1.40%, 10/15/2017	2,139,277
2,325,000	1.90%, 07/16/2018	2,334,405
1,745,000	3.35%, 07/15/2022	1,780,570
1,620,000	3.75%, 07/15/2025	1,650,955
590,000	4.75%, 07/15/2045	617,101
515,000	Wellcare Health Plans, Inc. 5.75%, 11/15/2020	540,750

		22,829,709

	Holding Companies-Diversified - 0.3%
EUR 1,535,000	Hutchison Whampoa Europe Finance Ltd. 3.75%, 05/10/2018(2)(4)(5)	1,736,389
	Hutchison Whampoa International Ltd.
$ 325,000	1.63%, 10/31/2017(1)	323,895
4,025,000	2.00%, 11/08/2017(1)	4,038,947

		6,099,231

	Home Builders - 0.2%
645,000	Agile Property Holdings Ltd. 8.88%, 04/28/2017	653,062
1,210,000	Lennar Corp. 4.50%, 06/15/2019	1,249,325
515,000	Meritage Homes Corp. 6.00%, 06/01/2025(1)	520,150
850,000	Ryland Group, Inc. 5.38%, 10/01/2022	860,625

		3,283,162

	Insurance - 0.6%
	American International Group, Inc.
380,000	4.50%, 07/16/2044	365,568

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 2,050,000	4.70%, 07/10/2035	$2,070,906
	CNO Financial Group, Inc.
25,000	4.50%, 05/30/2020	25,813
120,000	5.25%, 05/30/2025	125,400
	Marsh & McLennan Cos., Inc.
635,000	2.55%, 10/15/2018	646,723
1,535,000	3.50%, 03/10/2025	1,528,872
1,497,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	2,279,486
2,455,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(1)	3,749,708
215,000	Pacific Life Insurance Co. 9.25%, 06/15/2039(1)	327,638

		11,120,114

	Internet - 0.1%
200,000	Alibaba Group Holding Ltd. 3.60%, 11/28/2024(5)	192,057
	Equinix, Inc.
560,000	4.88%, 04/01/2020	574,000
95,000	5.38%, 04/01/2023	95,940

		861,997

	Iron/Steel - 0.2%
	ArcelorMittal
535,000	5.13%, 06/01/2020	536,337
160,000	6.13%, 06/01/2025	152,400
1,290,000	Glencore Funding LLC 1.70%, 05/27/2016(1)	1,289,478
	Steel Dynamics, Inc.
300,000	5.13%, 10/01/2021	299,250
325,000	5.50%, 10/01/2024	321,750
820,000	United States Steel Corp. 7.38%, 04/01/2020	795,400

		3,394,615

	IT Services - 0.2%
3,955,000	Apple, Inc. 3.45%, 02/09/2045	3,391,017

	Machinery - Construction & Mining - 0.0%
255,000	Oshkosh Corp. 5.38%, 03/01/2025	251,813

	Machinery-Diversified - 0.1%
995,000	Case New Holland Industrial, Inc. 7.88%, 12/01/2017	1,096,988

	Media - 2.4%
	21st Century Fox America, Inc.
2,150,000	6.15%, 03/01/2037	2,498,943
750,000	6.20%, 12/15/2034	868,679
1,028,000	8.00%, 10/17/2016	1,109,331
	CCO Holdings LLC
35,000	5.13%, 02/15/2023	34,694
140,000	5.25%, 09/30/2022	141,750
170,000	5.75%, 09/01/2023	174,038
	CCO Safari II LLC
2,085,000	3.58%, 07/23/2020(1)	2,091,159
3,320,000	4.91%, 07/23/2025(1)	3,327,350
3,775,000	6.48%, 10/23/2045(1)	3,906,974
	Comcast Corp.
1,740,000	4.75%, 03/01/2044	1,818,564
425,000	5.70%, 07/01/2019	482,981
1,750,000	Cox Communications, Inc. 3.85%, 02/01/2025(1)	1,689,746
1,420,000	DIRECTV Holdings LLC 5.00%, 03/01/2021	1,533,888
	DISH DBS Corp.
755,000	5.88%, 11/15/2024	732,350

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,200,000	7.88%, 09/01/2019	$1,342,500
1,265,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,340,900
1,815,000	Myriad International Holdings B.V. 5.50%, 07/21/2025(1)	1,842,225
1,379,000	NBC Universal Media LLC 5.95%, 04/01/2041	1,651,701
280,000	Numericable-SFR SAS 4.88%, 05/15/2019(1)	284,200
	Sky plc
1,115,000	2.63%, 09/16/2019(1)	1,114,466
1,870,000	3.13%, 11/26/2022(1)	1,818,779
	TEGNA, Inc.
1,670,000	5.13%, 10/15/2019	1,740,975
1,020,000	5.13%, 07/15/2020	1,063,350
	Time Warner Cable, Inc.
1,175,000	4.50%, 09/15/2042	948,006
165,000	5.88%, 11/15/2040	156,225
125,000	6.75%, 06/15/2039	129,680
150,000	7.30%, 07/01/2038	163,693
2,145,000	8.75%, 02/14/2019	2,544,354
	Time Warner Entertainment Co., L.P.
80,000	8.38%, 03/15/2023	99,591
3,190,000	8.38%, 07/15/2033	3,899,255
	Time Warner, Inc.
1,125,000	3.60%, 07/15/2025	1,087,607
575,000	4.85%, 07/15/2045	564,781
1,445,000	6.10%, 07/15/2040	1,645,416
1,100,000	6.50%, 11/15/2036	1,304,544
330,000	Unitymedia Hessen GmbH & Co. 5.50%, 01/15/2023(1)	336,188

		45,488,883

	Mining - 0.3%
920,000	FMG Resources August 2006 Pty Ltd. 6.88%, 04/01/2022(1)	531,392
	Freeport-McMoRan, Inc.
1,900,000	4.00%, 11/14/2021	1,657,750
10,000	5.40%, 11/14/2034	7,500
225,000	5.45%, 03/15/2043	165,375
	Southern Copper Corp.
705,000	5.25%, 11/08/2042	597,389
1,235,000	5.88%, 04/23/2045	1,131,284
970,000	Vedanta Resources plc 8.25%, 06/07/2021(5)	914,225

		5,004,915

	Oil & Gas - 2.1%
1,345,000	Anadarko Petroleum Corp. 6.38%, 09/15/2017	1,470,198
220,000	Antero Resources Corp. 5.63%, 06/01/2023(1)	211,750
1,240,000	BP Capital Markets plc 2.52%, 01/15/2020	1,255,790
1,490,000	Cenovus Energy, Inc. 5.20%, 09/15/2043	1,398,456
3,700,000	CNPC General Capital 1.45%, 04/16/2016(1)	3,704,832
	ConocoPhillips Co.
1,745,000	3.35%, 11/15/2024	1,721,176
675,000	3.35%, 05/15/2025	665,920
740,000	Continental Resources, Inc. 5.00%, 09/15/2022	704,850
1,930,000	Ecopetrol S.A. 5.88%, 05/28/2045	1,683,886
2,655,000	EnCana Corp. 6.50%, 05/15/2019	2,982,685

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,121,000	Harvest Operations Corp. 6.88%, 10/01/2017	$1,034,123
635,000	Hess Corp. 5.60%, 02/15/2041	636,718
1,945,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,330,857
3,100,000	Lukoil International Finance B.V. 3.42%, 04/24/2018(1)	2,980,910
1,875,000	Marathon Oil Corp. 2.70%, 06/01/2020	1,859,151
	Nexen Energy ULC
230,000	5.88%, 03/10/2035	262,757
1,225,000	6.40%, 05/15/2037	1,469,901
2,350,000	Pemex Project Funding Master Trust 6.63%, 06/15/2035	2,514,500
	Petrobras Global Finance B.V.
GBP 1,415,000	5.38%, 10/01/2029	1,696,737
$ 1,975,000	6.75%, 01/27/2041	1,644,187
2,365,000	Petroleos de Venezuela S.A. 9.75%, 05/17/2035(5)	946,000
	Petroleos Mexicanos
235,000	3.50%, 07/23/2020(1)	237,350
MXN 40,000,000	7.47%, 11/12/2026	2,327,386
$ 290,000	Pioneer Natural Resources Co. 6.65%, 03/15/2017	312,496
	QEP Resources, Inc.
20,000	5.38%, 10/01/2022	18,700
25,000	6.80%, 03/01/2020	25,180
170,000	SM Energy Co. 6.13%, 11/15/2022	167,450
	Statoil ASA
300,000	3.70%, 03/01/2024	310,175
1,855,000	3.95%, 05/15/2043	1,744,540
105,000	Tesoro Corp. 5.13%, 04/01/2024	104,549
95,000	WPX Energy, Inc. 5.25%, 09/15/2024	81,463
825,000	Zhaikmunai LLP 7.13%, 11/13/2019(5)	746,790

		39,251,463

	Oil & Gas Services - 0.1%
	Plains Exploration & Production Co.
775,000	6.63%, 05/01/2021	767,250
713,000	6.88%, 02/15/2023	698,740

		1,465,990

	Packaging & Containers - 0.0%
690,000	Graphic Packaging International, Inc. 4.88%, 11/15/2022	691,725

	Pharmaceuticals - 1.6%
	AbbVie, Inc.
3,195,000	1.80%, 05/14/2018	3,186,284
960,000	2.50%, 05/14/2020	954,103
1,715,000	4.50%, 05/14/2035	1,668,920
	Actavis Funding SCS
7,150,000	2.35%, 03/12/2018	7,172,029
5,225,000	3.00%, 03/12/2020	5,198,676
145,000	4.75%, 03/15/2045	136,718
2,725,000	Bayer U.S. Finance LLC 3.00%, 10/08/2021(1)	2,736,066
	Cardinal Health, Inc.
855,000	1.95%, 06/15/2018	856,451
3,560,000	3.50%, 11/15/2024	3,498,725
2,240,000	EMD Finance LLC 2.95%, 03/19/2022(1)	2,195,052

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,880,000	Merck & Co., Inc. 0.65%, 02/10/2020(2)	$1,871,239
1,125,000	Perrigo Co. Ltd. 1.30%, 11/08/2016	1,118,375
195,000	Quintiles Transnational Corp. 4.88%, 05/15/2023(1)	197,802

		30,790,440

	Pipelines - 1.2%
330,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.25%, 04/01/2023(1)	331,650
	DCP Midstream LLC
60,000	5.35%, 03/15/2020(1)	59,120
70,000	9.75%, 03/15/2019(1)	79,120
	DCP Midstream Operating L.P.
110,000	4.95%, 04/01/2022	102,293
100,000	5.60%, 04/01/2044	82,349
2,133,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	2,388,960
	Energy Transfer Partners L.P.
2,335,000	4.15%, 10/01/2020	2,395,215
3,975,000	5.95%, 10/01/2043	3,889,732
2,070,000	Kinder Morgan Energy Partners L.P. 5.50%, 03/01/2044	1,887,331
	Kinder Morgan, Inc.
665,000	3.05%, 12/01/2019	659,483
2,050,000	5.05%, 02/15/2046	1,740,713
	MarkWest Energy Partners L.P.
475,000	4.88%, 12/01/2024	463,125
240,000	4.88%, 06/01/2025	233,400
1,355,000	Sunoco Logistics Partners Operations L.P. 4.25%, 04/01/2024	1,310,258
	Tesoro Logistics L.P.
515,000	5.50%, 10/15/2019(1)	533,025
480,000	6.25%, 10/15/2022(1)	501,600
	Williams Partners L.P.
3,805,000	3.60%, 03/15/2022	3,671,452
1,880,000	4.30%, 03/04/2024	1,822,782

		22,151,608

	Real Estate - 0.2%
4,260,000	ProLogis L.P. 3.35%, 02/01/2021	4,295,422

	Real Estate Investment Trusts - 1.3%
	American Tower Corp.
2,160,000	3.40%, 02/15/2019	2,209,220
1,125,000	4.50%, 01/15/2018	1,183,871
2,400,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023	2,361,084
	Duke Realty L.P.
1,625,000	3.63%, 04/15/2023	1,611,108
780,000	3.75%, 12/01/2024	765,909
	HCP, Inc.
1,950,000	4.00%, 06/01/2025	1,911,971
1,605,000	4.25%, 11/15/2023	1,620,711
2,950,000	Health Care REIT, Inc. 4.50%, 01/15/2024	3,051,707
2,645,000	Kimco Realty Corp. 3.13%, 06/01/2023	2,548,600
	Liberty Property L.P.
950,000	3.38%, 06/15/2023	926,019
860,000	4.13%, 06/15/2022	879,888
1,865,000	Realty Income Corp. 3.25%, 10/15/2022	1,813,903
785,000	UDR, Inc. 3.70%, 10/01/2020	815,822

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$1,875,000	Ventas Realty L.P. 3.25%, 08/15/2022	$1,823,085

			23,522,898

		Retail - 1.0%
		CVS Health Corp.
	4,475,000	2.80%, 07/20/2020	4,514,608
	3,435,000	3.88%, 07/20/2025	3,494,185
	2,370,000	5.13%, 07/20/2045	2,511,060
	3,026,910	8.35%, 07/10/2031(1)	4,048,036
	330,000	Dollar Tree, Inc. 5.75%, 03/01/2023(1)	348,150
	640,000	Group 1 Automotive, Inc. 5.00%, 06/01/2022	640,000
		Home Depot, Inc.
	1,550,000	2.63%, 06/01/2022	1,532,886
	260,000	4.20%, 04/01/2043	259,392
	1,655,000	4.25%, 04/01/2046	1,663,019

			19,011,336

		Savings & Loans - 0.2%
		Nationwide Building Society
GBP	710,000	2.35%, 01/21/2020(1)	710,823
	2,480,000	6.88%, 06/20/2019(2)(4)(5)	3,892,258

			4,603,081

		Semiconductors - 0.3%
		NXP B.V. / NXP Funding LLC
	$210,000	4.13%, 06/15/2020(1)	210,787
	250,000	4.63%, 06/15/2022(1)	247,500
	2,825,000	QUALCOMM, Inc. 3.45%, 05/20/2025	2,675,168
	350,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	343,000
	2,265,000	TSMC Global Ltd. 1.63%, 04/03/2018(1)	2,238,205

			5,714,660

		Software - 0.4%
	2,625,000	Activision Blizzard, Inc. 5.63%, 09/15/2021(1)	2,756,250
		Audatex North America, Inc.
	1,320,000	6.00%, 06/15/2021(1)	1,348,050
	40,000	6.13%, 11/01/2023(1)	39,100
	112,000	First Data Corp. 6.75%, 11/01/2020(1)	118,440
	345,000	MSCI, Inc. 5.25%, 11/15/2024(1)	351,797
	170,000	Open Text Corp. 5.63%, 01/15/2023(1)	169,575
	3,350,000	Oracle Corp. 2.50%, 05/15/2022	3,255,486

			8,038,698

		Telecommunications - 1.8%
	340,000	Altice Financing S.A. 6.63%, 02/15/2023(1)	350,200
MXN	29,540,000	America Movil S.A.B. de C.V. 7.13%, 12/09/2024	1,802,925
		AT&T, Inc.
	$835,000	4.50%, 05/15/2035	772,594
	1,860,000	4.75%, 05/15/2046	1,715,521
	155,000	5.80%, 02/15/2019	173,440
	950,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	959,936
	350,000	CommScope, Inc. 4.38%, 06/15/2020(1)	352,188
	1,830,000	Digicel Group Ltd. 7.13%, 04/01/2022(5)	1,679,025

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	$4,431,735
	545,000	Inmarsat Finance plc 4.88%, 05/15/2022(1)	535,462
		Sprint Communications, Inc.
	1,645,000	7.00%, 03/01/2020(1)	1,751,925
	862,000	9.00%, 11/15/2018(1)	965,440
		T-Mobile USA, Inc.
	1,035,000	6.46%, 04/28/2019	1,067,344
	955,000	6.63%, 04/28/2021	1,011,058
		Verizon Communications, Inc.
	1,231,000	2.63%, 02/21/2020	1,229,662
	4,236,000	4.27%, 01/15/2036(1)	3,839,468
	1,785,000	4.40%, 11/01/2034	1,673,325
	2,629,000	4.52%, 09/15/2048(1)	2,336,242
	5,314,000	4.67%, 03/15/2055(1)	4,644,149
	1,620,000	4.86%, 08/21/2046	1,531,571
	640,000	5.01%, 08/21/2054	591,593
	870,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(1)	889,575

			34,304,378

		Transportation - 0.6%
	725,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	970,781
	3,850,000	Kansas City Southern de Mexico S.A. de C.V. 3.00%, 05/15/2023	3,716,386
		Penske Truck Leasing Co.
	565,000	2.50%, 06/15/2019(1)	559,283
	3,700,000	2.88%, 07/17/2018(1)	3,759,045
	915,000	4.88%, 07/11/2022(1)	968,109
	1,095,000	Ryder System, Inc. 2.55%, 06/01/2019	1,099,389

			11,072,993

		Total Corporate Bonds (cost $603,897,637)	597,813,404

Foreign Government Obligations - 3.3%
		Argentina - 0.0%
	835,045	Provincia de Buenos Aires 9.95%, 06/09/2021(1)	824,607

		Brazil - 0.4%
BRL	5,130,000	Brazil Letras do Tesouro Nacional 13.06%, 01/01/2016	1,416,935
	14,511,786	Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2016(6)	4,193,079
	$3,025,000	Brazilian Government International Bond 5.63%, 01/07/2041	2,798,125

			8,408,139

		Chile - 0.0%
CLP	188,209,875	Bonos de la Tesoreria de la Republica 3.00%, 01/01/2040(6)	339,394

		Colombia - 0.2%
		Colombian TES
COP	4,263,718,105	3.00%, 03/25/2033(6)	1,270,227
	4,719,218,393	3.50%, 03/10/2021(6)	1,638,381

			2,908,608

		Costa Rica - 0.1%
CRC	487,950,000	Costa Rica Government International Bond 9.20%, 03/27/2019(1)	953,118

		Dominican Republic - 0.1%
	$1,800,000	Dominican Republic International Bond 5.50%, 01/27/2025(1)	1,809,000

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Egypt - 0.0%
	$875,000	Egypt Government International Bond 5.88%, 06/11/2025(1)	$856,625

		Indonesia - 0.3%
EUR	1,285,000	Indonesia Government International Bond 1.00%, 07/30/2025	1,394,458
		Indonesia Treasury Bond
IDR	24,771,000,000	7.88%, 04/15/2019	1,812,847
	27,118,000,000	8.38%, 03/15/2024	1,974,587

			5,181,892

		Jamaica - 0.1%
	$1,716,000	Jamaica Government International Bond 6.75%, 04/28/2028	1,720,290

		Kazakhstan - 0.1%
	1,855,000	Kazakhstan Government International Bond 5.13%, 07/21/2025(1)	1,835,745

		Malaysia - 0.1%
MYR	9,065,000	Malaysia Government Bond 3.49%, 03/31/2020	2,352,847

		Mexico - 0.6%
		Bonos de Desarrollo del Gobierno Federal
MXN	74,573,600	3.07%, 05/28/2020(2)	4,577,424
	55,046,700	3.08%, 12/29/2016(2)	3,408,805
		Mexico Government International Bond
EUR	1,085,000	3.00%, 03/06/2045	1,045,571
GBP	1,045,000	5.63%, 03/19/2114	1,572,360

			10,604,160

		Montenegro - 0.1%
EUR	2,130,000	Montenegro Government International Bond 3.88%, 03/18/2020(1)	2,233,305

		Nigeria - 0.1%
NGN	283,205,000	Nigeria Government Bond 12.15%, 07/18/2034	1,219,829

		Poland - 0.1%
PLN	10,790,000	Poland Government Bond 0.01%, 07/25/2017	2,762,264

		Romania - 0.1%
RON	4,560,000	Romania Government Bond 5.85%, 04/26/2023	1,297,435

		Russia - 0.1%
RUB	89,215,000	Russian Federal Bond - OFZ 7.50%, 02/27/2019	1,313,691

		South Africa - 0.2%
		South Africa Government Bond
ZAR	32,620,000	7.75%, 02/28/2023	2,522,649
	27,345,000	8.50%, 01/31/2037	2,088,555

			4,611,204

		Tunisia - 0.1%
	$1,240,000	Banque Centrale de Tunisie S.A. 5.75%, 01/30/2025(5)	1,199,700

		Turkey - 0.3%
		Turkey Government Bond
TRY	7,434,289	2.50%, 05/04/2016(6)	2,622,430
	4,301,000	9.00%, 01/27/2016	1,544,331
	$1,970,000	Turkey Government International Bond 4.88%, 04/16/2043	1,773,000

			5,939,761

		Uruguay - 0.2%
		Uruguay Government International Bond
UYU	56,571,990	3.70%, 06/26/2037(6)	1,550,381
	78,921,776	4.25%, 04/05/2027(6)	2,520,708

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

UYU 18,299,860	4.38%, 12/15/2028(6)	$585,209

		4,656,298

	Total Foreign Government Obligations (cost $68,604,591)	63,027,912
Municipal Bonds - 1.0%
	Development - 0.1%
	State of California
$ 1,300,000	7.50%, 04/01/2034	1,841,177
345,000	7.60%, 11/01/2040	514,606
80,000	7.63%, 03/01/2040	117,383

		2,473,166

	General - 0.3%
2,655,000	Chicago Transit Auth 6.90%, 12/01/2040	3,105,553
	Puerto Rico Commonwealth Gov't Employees Retirement System
2,870,000	6.15%, 07/01/2038	889,700
750,000	6.20%, 07/01/2039	232,500
3,350,000	6.30%, 07/01/2043	1,038,500
975,000	6.55%, 07/01/2058	302,250

		5,568,503

	General Obligation - 0.4%
4,035,000	California State GO, Taxable 7.55%, 04/01/2039	5,945,290
1,300,000	Illinois State, GO 5.10%, 06/01/2033	1,232,439

		7,177,729

	Higher Education - 0.1%
2,365,000	University of California 4.60%, 05/15/2031	2,544,906

	Utility - Electric - 0.1%
1,285,000	Municipal Elec Auth Georgia 6.64%, 04/01/2057	1,558,319

	Total Municipal Bonds (cost $20,464,138)	19,322,623

Senior Floating Rate Interests - 5.5%(7)
	Advertising - 0.0%
481,369	Acosta Holdco, Inc. 4.25%, 09/26/2021	480,565

	Aerospace/Defense - 0.2%
956,945	BE Aerospace, Inc. 4.00%, 12/16/2021	964,917
356,787	DigitalGlobe, Inc. 3.75%, 01/31/2020	356,787
1,496,430	Transdigm, Inc. 3.50%, 05/14/2022	1,487,886

		2,809,590

	Agriculture - 0.0%
389,045	Pinnacle Operating Corp. 4.75%, 11/15/2018	389,045

	Airlines - 0.0%
443,625	Delta Air Lines, Inc. 3.25%, 10/18/2018	442,960

	Auto Manufacturers - 0.1%
	Chrysler Group LLC
1,076,375	3.25%, 12/31/2018	1,073,878
1,361,623	3.50%, 05/24/2017	1,360,684

		2,434,562

	Auto Parts & Equipment - 0.1%
242,509	Affinia Group Intermediate Holdings, Inc. 4.75%, 04/27/2020	242,509

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 336,600	CS Intermediate Holdco 2 LLC 4.00%, 04/04/2021	$336,876
347,924	MPG Holdco I, Inc. 3.75%, 10/20/2021	347,984
1,031,911	Tower Automotive Holdings USA LLC 4.00%, 04/23/2020	1,030,621

		1,957,990

	Chemicals - 0.2%
203,185	AIlnex (Luxembourg) & Cy SCA 4.50%, 10/03/2019	203,185
105,423	AIlnex USA, Inc. 4.50%, 10/03/2019	105,423
700,000	Chemours Co. 3.75%, 05/22/2022	671,650
342,905	Hunstman International LLC 2.74%, 04/19/2017	342,048
	Ineos U.S. Finance LLC
1,454,888	3.75%, 05/04/2018	1,453,069
433,912	4.25%, 03/31/2022	434,997
303,228	Minerals Technologies, Inc. 3.75%, 05/09/2021	304,556
286,888	Nexeo Solutions LLC 5.00%, 09/08/2017	283,124
688,669	Univar, Inc. 4.25%, 07/01/2022	689,275

		4,487,327

	Coal - 0.1%
325,000	American Energy - Marcellus LLC 5.25%, 08/04/2020	228,719
1,819,523	Arch Coal, Inc. 6.25%, 05/16/2018	1,030,559

		1,259,278

	Commercial Services - 0.1%
387,090	Interactive Data Corp. 4.75%, 05/02/2021	388,460
420,817	Moneygram International, Inc. 4.25%, 03/27/2020	398,375
432,121	ON Assignment, Inc. 3.75%, 05/19/2022	432,795
1,121,851	ServiceMaster Co. 4.25%, 07/01/2021	1,123,096

		2,342,726

	Distribution/Wholesale - 0.0%
417,563	ABC Supply Co., Inc. 3.50%, 04/16/2020	415,892

	Diversified Financial Services - 0.1%
325,000	Delos Finance S.a.r.l. 3.50%, 03/06/2021	325,153
580,791	Walter Investment Management Corp. 4.75%, 12/19/2020	555,137

		880,290

	Electric - 0.2%
1,009,593	Calpine Corp. 3.25%, 01/31/2022	999,497
330,000	Chief Exploration & Development LLC 7.50%, 05/12/2021	302,775
280,000	Energy Future Intermediate Holding Co. LLC 4.25%, 06/19/2016	281,282
1,114,223	Seadrill Partners Finco LLC 4.00%, 02/21/2021	831,489
1,278,800	Star West Generation LLC 4.25%, 03/13/2020	1,278,800

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 350,000	Texas Competitive Electric Holdings Co. LLC 4.67%, 10/10/2017(8)	$178,500

		3,872,343

	Electronics - 0.1%
1,509,080	CDW LLC 3.25%, 04/29/2020	1,502,787

	Entertainment - 0.0%
268,650	Scientific Games Corp. 6.00%, 10/01/2021	269,582

	Food - 0.2%
997,500	Albertson's Holdings LLC 5.50%, 08/25/2021	1,000,163
1,106,000	Aramark Services, Inc. 3.25%, 02/24/2021	1,104,064
	Hostess Brands LLC
510,000	0.00%, 07/17/2022(9)	511,061
110,000	6.75%, 04/09/2020	111,513
256,186	Roundy's Supermarkets, Inc. 5.75%, 03/03/2021	238,253
452,940	U.S. Foods, Inc. 4.50%, 03/31/2019	453,882

		3,418,936

	Food Service - 0.0%
287,100	Hearthside Food Solutions 4.50%, 06/02/2021	287,818

	Forest Products & Paper - 0.0%
312,000	Wilsonart LLC 4.00%, 10/31/2019	310,637

	Healthcare-Products - 0.1%
666,563	Mallinckrodt International Finance S.A. 3.25%, 03/19/2021	665,083
290,000	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	290,000

		955,083

	Healthcare-Services - 0.4%
506,722	American Renal Holdings, Inc. 4.50%, 09/22/2019	505,456
445,500	Amsurg Corp. 3.75%, 07/16/2021	445,995
	Community Health Systems, Inc.
1,296,750	3.53%, 12/31/2018	1,299,266
212,106	3.75%, 12/31/2019	212,318
595,269	4.00%, 01/27/2021	597,501
866,250	DaVita HealthCare Partners, Inc. 3.50%, 06/24/2021	867,333
957,938	HCA, Inc. 3.03%, 05/01/2018	958,474
188,575	Healogics, Inc. 5.25%, 07/01/2021	188,458
455,543	IMS Health, Inc. 3.50%, 03/17/2021	453,976
793,505	MPH Acquisition Holdings LLC 3.75%, 03/31/2021	786,847
697,400	Opal Acquisition, Inc. 5.00%, 11/27/2020	686,506
861,300	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	854,573
258,700	Surgery Center Holdings, Inc. 5.25%, 11/03/2020	259,347

		8,116,050

	Home Furnishings - 0.0%
352,594	Tempur-Pedic International, Inc. 3.50%, 03/18/2020	353,472

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Insurance - 0.5%
	Asurion LLC
$ 1,437,082	0.00%, 07/22/2022(9)	$1,435,731
954,164	5.00%, 05/24/2019	953,868
1,430,000	8.50%, 03/03/2021	1,437,150
357,700	CGSC of Delaware Holdings Corp. 5.00%, 04/16/2020	325,507
935,900	Evertec Group LLC 3.50%, 04/17/2020	912,502
197,853	National Financial Partners Corp. 4.50%, 07/01/2020	197,457
	Sedgwick Claims Management Services, Inc.
1,726,888	3.75%, 03/01/2021	1,709,619
580,000	6.75%, 02/28/2022	572,025
883,525	USI, Inc. 4.25%, 12/27/2019	881,316

		8,425,175

	Internet - 0.1%
315,751	Lands’ End, Inc. 4.25%, 04/04/2021	302,726
1,256,868	Zayo Group LLC / Zayo Capital, Inc. 3.75%, 05/06/2021	1,253,726

		1,556,452

	Leisure Time - 0.2%
571,500	Aristocrat Leisure Ltd. 4.75%, 10/20/2021	574,518
	Delta 2 (LUX) S.a.r.l.
2,125,000	4.75%, 07/30/2021	2,120,134
755,000	7.75%, 07/31/2022	753,112

		3,447,764

	Lodging - 0.2%
2,096,286	Caesars Entertainment Operating Co. 11.00%, 03/01/2017	1,849,385
331,650	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	275,270
315,000	Eldorado Resorts LLC 4.25%, 07/13/2022	315,592
540,625	Hilton Worldwide Finance LLC 3.50%, 10/26/2020	541,155
525,427	La Quinta Intermediate Holdings LLC 4.00%, 04/14/2021	526,083
609,375	MGM Resorts International 3.50%, 12/20/2019	606,633
173,970	Station Casinos LLC 4.25%, 03/02/2020	174,248

		4,288,366

	Machinery-Construction & Mining - 0.1%
	American Rock Salt Holdings LLC
970,200	4.75%, 05/20/2021	968,260
124,685	4.75%, 05/20/2021	125,309
466,557	Neff Rental LLC 7.25%, 06/09/2021	460,724

		1,554,293

	Machinery-Diversified - 0.1%
952,800	Gates Global, Inc. 4.25%, 07/05/2021	947,293

	Media - 0.4%
596,298	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	592,756
777,631	AVSC Holding Corp. 4.50%, 01/24/2021	777,631
	Charter Communications Operating LLC
565,000	0.00%, 01/20/2023(9)	566,237

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 1,352,400	3.00%, 07/01/2020	$1,347,139
485,100	3.00%, 01/03/2021	483,160
566,190	Media General, Inc. 4.00%, 07/31/2020	568,784
	Numericable U.S. LLC
253,840	4.50%, 05/21/2020	254,221
293,410	4.50%, 05/21/2020	293,850
1,180,215	Tribune Media Co. 3.75%, 12/27/2020	1,181,691
989,782	Virgin Media Investment Holdings Ltd. 0.00%, 06/30/2023(9)	986,070

		7,051,539

	Metal Fabricate/Hardware - 0.0%
859,688	Rexnord LLC 4.00%, 08/21/2020	859,507

	Mining - 0.1%
207,375	Ardagh Holdings USA, Inc. 4.00%, 12/17/2019	207,375
839,396	FMG Resources August 2006 Pty Ltd. 3.75%, 06/30/2019	686,206

		893,581

	Miscellaneous Manufacturing - 0.0%
152,457	Husky Injection Molding Systems Ltd. 4.25%, 06/30/2021	152,076

	Oil & Gas - 0.1%
257,400	Drillships Ocean Ventures, Inc. 5.50%, 07/25/2021	210,855
650,081	Fieldwood Energy LLC 3.88%, 09/28/2018	594,011
350,000	Templar Energy LLC 8.50%, 11/25/2020	217,126

		1,021,992

	Packaging & Containers - 0.3%
1,515,125	Berry Plastics Holding Corp. 3.50%, 02/08/2020	1,510,867
679,080	BWAY Holding Co., Inc. 5.50%, 08/14/2020	680,778
281,790	CD&R Millenium Holding Co. 4.50%, 07/31/2021	281,086
1,754,933	Novelis, Inc. 4.00%, 06/02/2022	1,753,845
1,464,724	Reynolds Group Holdings, Inc. 4.50%, 12/01/2018	1,472,414
577,778	Signode Industrial Group U.S., Inc. 3.75%, 05/01/2021	574,889

		6,273,879

	Pharmaceuticals - 0.1%
1,185,000	Endo Luxembourg Finance Company I S.a r.l. 0.00%, 06/11/2022(9)	1,189,610
1,387,523	Valeant Pharmaceuticals International, Inc. 4.00%, 04/01/2022	1,391,643

		2,581,253

	Pipelines - 0.1%
650,588	Energy Transfer Equity L.P. 4.00%, 12/02/2019	650,224
645,000	EP Energy LLC 4.50%, 04/30/2019	640,362
361,675	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	356,250

		1,646,836

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Real Estate - 0.0%
	DTZ U.S. Borrower LLC
$ 609,325	5.50%, 11/04/2021	$607,040
235,000	9.25%, 11/04/2022	234,706

		841,746

	Retail - 0.3%
399,000	Bass Pro Group LLC 4.00%, 06/05/2020	399,667
384,304	Dollar Tree, Inc. 3.50%, 07/06/2022	385,026
	Michaels Stores, Inc.
846,604	3.75%, 01/28/2020	847,349
598,950	4.00%, 01/28/2020	600,945
678,973	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	675,748
1,795,500	PetSmart, Inc. 4.25%, 03/11/2022	1,801,120
314,976	Restaurant Bands 3.75%, 12/12/2021	315,675
115,000	Rite Aid Corp. 5.75%, 08/21/2020	116,006
695,000	Staples, Inc. 0.00%, 04/07/2021(9)	694,708

		5,836,244

	Semiconductors - 0.2%
563,966	Avago Technologies Cayman Ltd. 3.75%, 05/06/2021	564,530
	Freescale Semiconductor, Inc.
444,739	4.25%, 02/28/2020	445,406
590,977	5.00%, 01/15/2021	593,282
748,125	Lattice Semiconductor Corp. 5.25%, 03/10/2021	744,384
702,095	NXP B.V. 3.25%, 01/11/2020	700,515

		3,048,117

	Software - 0.5%
160,000	Epicor Software Corp. 4.75%, 06/01/2022	159,680
	First Data Corp.
3,005,000	3.69%, 03/24/2018	2,995,624
840,000	3.94%, 06/23/2022	839,479
380,000	4.19%, 03/24/2021	379,685
563,018	Hyland Software, Inc. 4.75%, 07/01/2022	563,722
1,014,612	Infor U.S., Inc. 3.75%, 06/03/2020	1,006,789
	Kronos, Inc.
1,219,415	4.50%, 10/30/2019	1,219,037
314,424	9.75%, 04/30/2020	323,989
	SS&C Technologies Holdings, Inc.
740,000	4.00%, 07/08/2022	745,239
120,732	4.00%, 07/08/2022	121,586
721,186	Verint Systems, Inc. 3.50%, 09/06/2019	720,284

		9,075,114

	Telecommunications - 0.3%
465,000	Altice Financing S.A. 5.25%, 02/04/2022	469,069
240,000	CommScope, Inc. 3.75%, 12/29/2022	240,300
1,690,000	Level 3 Financing, Inc. 3.50%, 05/31/2022	1,684,727
1,821,600	SBA Senior Finance II LLC 3.25%, 03/24/2021	1,809,650
455,675	Syniverse Holdings, Inc. 4.00%, 04/23/2019	432,322

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	TransFirst Holding, Inc.
$ 213,925	4.75%, 11/12/2021	$214,192
135,000	9.00%, 11/12/2022	135,101
	Ziggo Financing Partnership
480,723	3.50%, 01/15/2022	477,772
309,788	3.50%, 01/15/2022	307,886
509,489	3.50%, 01/15/2022	506,361

		6,277,380

	Transportation - 0.0%
	Kenan Advantage Group, Inc.
295,000	0.00%, 07/31/2022(9)	295,460
40,000	0.00%, 07/31/2022(9)	40,063
95,000	0.00%, 07/31/2022(9)	95,148

		430,671

	Trucking & Leasing - 0.0%
505,700	Consolidated Container Co. 5.00%, 07/03/2019	488,319

	Total Senior Floating Rate Interests (cost $105,418,014)	103,684,530

U.S. Government Agencies - 40.4%
	FHLMC - 8.4%
28,705,799	0.34%, 10/25/2020(2)(3)	323,715
13,318,856	1.97%, 08/25/2018(2)(3)	675,452
2,066,000	2.39%, 02/25/2024(2)	2,084,495
2,330,000	2.79%, 12/25/2027(2)	2,369,936
2,386,607	3.00%, 08/01/2029	2,485,300
9,640,000	3.00%, 08/01/2030(10)	9,993,142
18,900,000	3.00%, 08/01/2045(10)	18,959,063
5,400,000	3.00%, 09/01/2045(10)	5,403,375
4,600,000	3.50%, 08/01/2030(10)	4,846,624
4,895,646	3.50%, 08/01/2034	5,148,471
37,500,000	3.50%, 08/01/2045(10)	38,842,384
5,636,122	4.00%, 08/01/2025	6,004,723
4,688,355	4.00%, 05/01/2042	4,991,035
1,136,212	4.00%, 08/01/2042	1,210,371
1,799,797	4.00%, 09/01/2042	1,917,269
545,065	4.00%, 07/01/2044	579,590
22,100,000	4.00%, 08/01/2045(10)	23,463,986
919,850	4.50%, 03/15/2041	1,060,231
14,400,000	4.50%, 08/01/2045(10)	15,594,751
24,010	5.50%, 11/01/2037	26,804
2,082	5.50%, 02/01/2038	2,341
5,532	5.50%, 04/01/2038	6,175
103,099	5.50%, 04/01/2038	115,138
96,705	5.50%, 06/01/2038	107,950
5,850,980	5.50%, 08/01/2038	6,531,348
60,799	5.50%, 05/01/2040	67,869
221,772	5.50%, 05/01/2040	247,561
1,212,533	5.50%, 08/01/2040	1,353,529
989,330	5.50%, 06/01/2041	1,104,986
499,653	6.00%, 01/01/2023	551,688
110,637	6.00%, 11/01/2032	126,424
213,315	6.00%, 11/01/2033	243,709
165,262	6.00%, 02/01/2034	188,420
277,470	6.00%, 07/01/2034	317,194
90,570	6.00%, 08/01/2034	103,489
81,366	6.00%, 09/01/2034	92,676
23,576	6.00%, 09/01/2034	26,934
53,116	6.00%, 09/01/2034	59,986
57,355	6.00%, 01/01/2035	65,287
79,318	6.00%, 03/01/2035	90,600
50,248	6.00%, 05/01/2038	56,727
579,541	6.00%, 06/01/2038	654,267

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 200,000	6.00%, 08/01/2045(10)	$226,156

		158,321,171

	FNMA - 24.4%
60,000	2.44%, 01/01/2023	59,982
7,050,000	2.50%, 08/01/2030(10)	7,155,750
570,049	2.50%, 01/01/2043	553,812
2,676,197	2.50%, 02/01/2043	2,600,030
569,311	2.50%, 02/01/2043	553,066
1,616,339	2.50%, 03/01/2043	1,570,270
856,472	2.50%, 03/01/2043	832,068
952,336	2.50%, 04/01/2043	925,185
465,187	2.50%, 06/01/2043	451,904
965,246	2.50%, 08/01/2043	937,753
600,000	2.50%, 08/01/2045(10)	582,352
1,018,930	2.64%, 03/01/2027	993,483
4,225,000	2.65%, 06/01/2025	4,172,678
5,600,000	2.69%, 04/01/2025	5,550,517
2,175,000	2.78%, 02/01/2027	2,145,292
2,029,000	2.78%, 03/01/2027	1,993,134
2,205,000	2.82%, 07/01/2025	2,210,352
2,630,000	2.85%, 02/01/2027	2,605,417
3,225,000	2.97%, 06/01/2027	3,223,520
4,262,000	2.97%, 06/01/2030	4,111,667
28,600,000	3.00%, 08/01/2045(10)	28,776,044
19,500,000	3.00%, 09/01/2045(10)	19,565,187
1,942,536	3.10%, 09/01/2024	1,997,259
1,371,000	3.13%, 02/01/2027	1,390,008
285,000	3.16%, 12/01/2026	290,181
1,465,000	3.21%, 05/01/2023	1,535,612
265,200	3.24%, 12/01/2026	272,270
491,267	3.26%, 05/01/2024	511,616
693,306	3.30%, 12/01/2026	715,805
255,000	3.34%, 04/01/2024	266,717
574,611	3.41%, 11/01/2024	603,482
1,948,808	3.42%, 04/01/2024	2,049,862
99,251	3.45%, 01/01/2024	104,754
102,810	3.47%, 01/01/2024	108,654
185,900,000	3.50%, 08/01/2045(10)	192,903,206
62,000,000	3.50%, 09/01/2045(10)	64,163,705
253,634	3.67%, 08/01/2023	273,005
70,000	3.70%, 10/01/2023	75,128
95,000	3.76%, 03/01/2024	102,210
140,000	3.86%, 12/01/2025	151,297
70,000	3.86%, 11/01/2023	75,815
238,954	3.87%, 10/01/2025	258,304
311,454	3.89%, 05/01/2030	336,511
325,000	3.93%, 10/01/2023	357,468
137,835	3.96%, 05/01/2034	150,891
85,000	3.97%, 05/01/2029	91,399
1,704,243	4.00%, 06/01/2025	1,818,084
681,612	4.00%, 08/01/2042	727,513
973,312	4.00%, 04/01/2045	1,038,804
1,198,560	4.00%, 05/01/2045	1,279,210
896,763	4.00%, 06/01/2045	957,105
16,141,000	4.00%, 08/01/2045(10)	17,171,249
683,325	4.02%, 11/01/2028	737,642
561,303	4.02%, 11/01/2028	605,920
202,541	4.06%, 10/01/2028	224,710
884,887	4.50%, 08/01/2024	950,601
87,473	4.50%, 04/01/2025	94,235
121,803	4.50%, 08/01/2040	133,517
206,455	4.50%, 08/01/2040	225,716
114,188	4.50%, 08/01/2040	124,292
39,050,000	4.50%, 08/13/2045	42,364,673
23,720	5.00%, 04/01/2018	24,831
27,103	5.00%, 05/01/2018	28,372

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 30,917	5.00%, 05/01/2018	$32,365
52,342	5.00%, 06/01/2018	54,793
191,949	5.00%, 06/01/2018	200,939
26,800	5.00%, 06/01/2018	28,055
25,790	5.00%, 06/01/2018	26,998
29,054	5.00%, 06/01/2018	30,414
41,647	5.00%, 06/01/2018	43,597
12,240	5.00%, 06/01/2018	12,814
19,033	5.00%, 06/01/2018	19,925
27,095	5.00%, 07/01/2018	28,364
92,274	5.00%, 12/01/2019	97,467
448,758	5.00%, 01/01/2022	475,129
741,547	5.00%, 04/25/2038	806,164
9,700,000	5.00%, 08/13/2045	10,727,599
11,474	5.50%, 01/01/2017	11,736
23,528	5.50%, 11/01/2018	24,416
98,407	5.50%, 08/01/2019	104,707
100,771	5.50%, 09/01/2019	106,510
62,526	5.50%, 10/01/2019	65,925
94,967	5.50%, 10/01/2019	100,304
25,176	5.50%, 05/01/2020	26,997
861,448	5.50%, 06/01/2022	944,450
1,610	5.50%, 06/01/2033	1,805
335,114	5.50%, 06/01/2033	379,210
360,221	5.50%, 07/01/2033	407,635
917,762	5.50%, 07/01/2033	1,034,449
97,536	5.50%, 08/01/2033	110,397
4,578,549	5.50%, 11/01/2035	5,157,648
1,230,990	5.50%, 04/01/2036	1,380,781
2,148,299	5.50%, 11/01/2037	2,412,111
2,440,496	5.50%, 06/25/2042(3)	394,658
887	6.00%, 05/01/2016	891
29,723	6.00%, 05/01/2017	29,964
18,734	6.00%, 11/01/2031	21,245
258,933	6.00%, 12/01/2032	298,371
422,918	6.00%, 03/01/2033	483,877
1,180,439	6.00%, 02/01/2037	1,342,063
907,850	6.00%, 12/01/2037	1,028,504
364,767	6.00%, 03/01/2038	413,594
291,636	6.00%, 10/01/2038	330,653
35,344	7.00%, 10/01/2037	37,148
2,629	7.50%, 12/01/2029	2,799
22,309	7.50%, 03/01/2030	27,503
28,141	7.50%, 09/01/2031	30,950

		458,157,020

	GNMA - 7.6%
12,400,000	3.00%, 08/01/2045(10)	12,611,187
1,400,000	3.00%, 08/01/2045(10)	1,423,844
783,041	3.50%, 05/15/2042	821,783
304,642	3.50%, 05/15/2042	318,393
2,290,690	3.50%, 12/15/2042	2,403,541
1,648,227	3.50%, 03/15/2043	1,729,397
1,758,446	3.50%, 04/15/2043	1,844,979
2,732,859	3.50%, 05/15/2043	2,867,364
1,987,998	3.50%, 05/15/2043	2,077,733
704,268	3.50%, 05/15/2043	736,058
858,135	3.50%, 05/15/2043	900,935
50,000	3.50%, 08/01/2045(10)	52,203
20,500,000	3.50%, 08/01/2045(10)	21,409,685
5,366,104	4.00%, 09/20/2040	5,760,504
698,117	4.00%, 10/20/2040	748,456
1,179,450	4.00%, 12/20/2040	1,256,395
569,216	4.00%, 05/16/2042(3)	92,142
10,000,000	4.00%, 08/01/2045(10)	10,646,880
28,600,000	4.00%, 08/01/2045(10)	30,370,183
91,231	4.50%, 07/15/2033	99,481

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 232,257	4.50%, 05/15/2040	$253,213
737,886	4.50%, 06/15/2041	806,503
104,916	4.50%, 06/15/2041	113,689
12,100,000	4.50%, 08/01/2045(10)	13,038,696
1,995,273	5.00%, 06/15/2041	2,213,459
2,483,013	5.00%, 10/16/2041(3)	421,585
3,280,337	5.00%, 03/15/2044	3,636,598
5,600,000	5.00%, 08/01/2045(10)	6,197,625
343,504	5.50%, 05/15/2033	394,961
475,933	5.50%, 05/15/2033	547,543
74,063	5.50%, 06/15/2035	84,445
388,195	5.50%, 04/15/2038	436,957
3,800,000	5.50%, 08/01/2045(10)	4,264,906
84,786	6.00%, 02/15/2029	95,795
205,009	6.00%, 11/15/2032	238,678
308,144	6.00%, 02/15/2033	354,475
85,681	6.00%, 07/15/2033	99,598
196,809	6.00%, 10/15/2034	228,941
695,348	6.00%, 03/15/2036	808,771
73,886	6.00%, 03/15/2036	85,944
9,208	6.00%, 05/15/2036	10,701
258,335	6.00%, 10/15/2036	300,146
111,532	6.00%, 01/15/2037	128,621
286,581	6.00%, 02/15/2037	332,450
163,543	6.00%, 06/15/2037	187,017
266,171	6.00%, 06/15/2037	308,776
93,652	6.00%, 06/15/2037	106,569
53,236	6.00%, 11/15/2037	60,614
167,480	6.00%, 11/15/2037	189,226
8,405	6.00%, 11/15/2037	9,575
2,700	6.00%, 03/15/2038	3,051
70,827	6.00%, 06/15/2038	80,024
71,257	6.00%, 06/15/2038	81,399
335,612	6.00%, 08/15/2038	382,341
6,815	6.00%, 08/15/2038	7,769
65,904	6.00%, 08/15/2038	75,554
3,403	6.00%, 10/15/2038	3,873
285,227	6.00%, 10/15/2038	322,485
221,976	6.00%, 11/15/2038	252,641
88,586	6.00%, 11/15/2038	101,021
113,515	6.00%, 11/15/2038	132,334
183,052	6.00%, 12/15/2038	212,243
65,921	6.00%, 12/15/2038	75,636
110,192	6.00%, 01/15/2039	124,565
143,321	6.00%, 01/15/2039	163,118
6,349	6.00%, 03/15/2039	7,176
1,101,112	6.00%, 04/15/2039	1,255,434
433,212	6.00%, 08/15/2039	489,461
107,950	6.00%, 08/15/2039	122,873
50,715	6.00%, 09/15/2039	58,245
168,631	6.00%, 11/15/2039	190,527
52,964	6.00%, 11/15/2039	60,281
100,890	6.00%, 03/15/2040	113,990
31,180	6.00%, 06/15/2040	35,252
366,541	6.00%, 12/15/2040	417,301
1,235,443	6.00%, 06/15/2041	1,406,112
2,200,000	6.00%, 08/01/2045(10)	2,482,487
15,103	6.50%, 09/15/2028	17,234
2,414	6.50%, 09/15/2028	2,754
3,130	6.50%, 10/15/2028	3,571
5,798	6.50%, 12/15/2028	6,616
84,329	6.50%, 05/15/2029	99,860
30,976	6.50%, 08/15/2031	35,347
88,808	6.50%, 08/15/2031	101,697
17,626	6.50%, 09/15/2031	20,113
65,616	6.50%, 10/15/2031	74,876
124,254	6.50%, 11/15/2031	141,789

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 9,185	6.50%, 11/15/2031	$10,481
73,621	6.50%, 11/15/2031	84,807
59,456	6.50%, 01/15/2032	68,620
3,760	6.50%, 01/15/2032	4,291
485	6.50%, 01/15/2032	553
41,082	6.50%, 03/15/2032	49,393
8,504	6.50%, 04/15/2032	9,704
51,501	6.50%, 07/15/2032	58,782

		143,574,901

	Total U.S. Government Agencies (cost $753,883,957)	760,053,092

U.S. Government Securities - 7.8%
	U.S. Treasury Securities - 7.8%
	U.S. Treasury Bonds - 5.9%
68,327,050	0.25%, 01/15/2025(6)	66,768,373
16,530,000	2.50%, 02/15/2045(11)	15,070,715
3,440,000	3.00%, 11/15/2044(11)	3,481,927
9,045,000	3.00%, 05/15/2045	9,170,780
10,790,000	3.13%, 08/15/2044(11)	11,188,723
530,000	3.38%, 05/15/2044(11)	576,002
3,560,000	3.63%, 02/15/2044	4,050,611

		110,307,131

	U.S. Treasury Notes - 1.9%
12,740,000	0.88%, 04/30/2017(11)	12,797,725
530,000	1.00%, 09/15/2017	533,064
16,000,000	1.50%, 12/31/2018(11)	16,180,000
450,000	2.25%, 11/15/2024	452,215
775,000	2.38%, 08/15/2024	787,594
4,700,000	3.13%, 04/30/2017(11)(12)	4,904,892

		35,655,490

	Total U.S. Government Securities (cost $148,354,922)	145,962,621

Preferred Stocks - 0.1%
	Banks - 0.0%
469	U.S. Bancorp Series A	379,217

	Diversified Financials - 0.1%
20,100	Citigroup Capital	511,947
5,600	Discover Financial Services Series B	147,560

		659,507

	Total Preferred Stocks (cost $1,031,533)	1,038,724

	Total Long-Term Investments (cost $2,272,403,339)	2,267,130,511
Short-Term Investments - 11.2%
	Other Investment Pools & Funds - 11.2%
211,118,591	Federated Prime Obligations Fund	211,118,591

	Total Short-Term Investments (cost $211,118,591)	211,118,591

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Total Investments Excluding Purchased Options (cost $2,483,521,930)	131.7%	$2,478,249,102
Total Purchased Options (cost $1,430,268)	0.1%	$1,417,275

Total Investments (cost $2,484,952,198)^	131.8%	$2,479,666,377
Other Assets and Liabilities	(31.8)%	(598,056,204)

Total Net Assets	100.0%	$1,881,610,173

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$28,758,056
Unrealized Depreciation	(34,043,877)

Net Unrealized Depreciation	$(5,285,821)

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $461,277,984, which represents 24.5% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(3)	Securities disclosed are interest-only strips.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $45,481,688, which represents 2.4% of total net assets.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2015.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	Represents or includes a TBA transaction.
(11)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts
(12)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

OTC Option Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
BRL Call/USD Put	JPM	2.42 BRL per USD	09/28/15	BRL	10,500,000	$52	$74,773	$(74,721)
CNY Call/USD Put	BOA	6.13 CNY per USD	08/20/15	CNY	125,950,000	38,111	27,043	11,068
HKD Call/USD Put	GSC	7.75 HKD per USD	03/01/16	HKD	39,540,000	13,277	17,287	(4,010)
RUB Call/USD Put	GSC	36.97 RUB per USD	09/02/15	RUB	159,000,000	219	57,476	(57,257)
TRY Call/USD Put	JPM	2.72 TRY per USD	08/20/15	TRY	10,705,000	14,769	52,945	(38,176)

Total Calls					345,695,000	$66,428	$229,524	$(163,096)

Total purchased option contracts					345,695,000	$66,428	$229,524	$(163,096)

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

OTC Swaption Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Purchased swaption contracts:

Calls
Interest Rate Swaption USD	GSC	2.38%	07/25/16	USD	59,150,000	$1,350,847	$1,200,744	$150,103

Total purchased swaption contracts					59,150,000	$1,350,847	$1,200,744	$150,103

OTC Swaption Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Written swaption contracts:
Calls
Credit Default Swaption CDX.NA.IG.24	BOA	75.00 USD	08/19/15	USD	(139,948,000)	$(361,527)	$(391,854)	$30,327

Written swaption contracts:
Puts
Credit Default Swaption CDX.NA.IG.24	BOA	75.00 USD	08/19/15	USD	(139,948,000)	$(106,737)	$(328,878)	$222,141

Futures Contracts Outstanding at July 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	91	09/30/2015	$19,874,133	$19,934,687	$60,554
U.S. Treasury 5-Year Note Future	3,094	09/30/2015	368,620,434	370,796,563	2,176,129
U.S. Treasury Long Bond Future	246	09/21/2015	37,314,461	38,360,625	1,046,164

Total					$3,282,847

Short position contracts:
Canadian Government 10-Year Bond Future	212	09/21/2015	$23,038,047	$23,370,449	$(332,402)
Euro-BOBL Future	79	09/08/2015	11,288,613	11,309,916	(21,303)
U.S. Treasury 10-Year Note Future	1,341	09/21/2015	168,454,563	170,893,688	(2,439,125)
U.S. Treasury CME Ultra Long Term Bond Future	174	09/21/2015	27,097,183	27,758,437	(661,254)

Total					$(3,454,084)

Total futures contracts					$(171,237)

TBA Sale Commitments Outstanding at July 31, 2015
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)

FHLMC, 5.00%	$1,900,000	08/01/2045	$2,091,484	$2,524
FHLMC, 5.50%	1,800,000	08/01/2045	2,012,625	(7,594)
FNMA, 3.00%	8,090,000	08/01/2030	8,394,923	(55,902)
FNMA, 3.00%	5,400,000	09/01/2045	5,418,052	(20,583)
FNMA, 3.50%	5,200,000	08/01/2030	5,484,375	(18,484)
FNMA, 5.50%	19,600,000	08/01/2045	22,010,188	6,124
FNMA, 6.00%	2,000,000	08/01/2045	2,269,932	834
GNMA, 3.00%	7,000,000	08/01/2045	7,119,218	(95,156)
GNMA, 3.50%	2,400,000	08/01/2045	2,506,500	(30,375)

Total			$57,307,297	$(218,612)

At July 31, 2015, the aggregate market value of these securities represents (3.0)% of total net assets.

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	BCLY	USD	119,278	(0.32%)	07/25/45	$67,393	$—	$23,518	$(43,875)
ABX.HE.AA.06-1	BCLY	USD	133,040	(0.32%)	07/25/45	75,169	—	26,232	(48,937)
ABX.HE.AA.06-1	BCLY	USD	826,686	(0.32%)	07/25/45	251,106	—	162,998	(88,108)
ABX.HE.AAA.06-1	CSI	USD	67,329	(0.18%)	07/25/45	1,010	—	1,143	133
ABX.HE.AAA.06-1	JPM	USD	2,448	(0.18%)	07/25/45	60	—	42	(18)
ABX.HE.AAA.06-1	JPM	USD	2,448	(0.18%)	07/25/45	61	—	42	(19)
ABX.HE.AAA.06-1	JPM	USD	7,345	(0.18%)	07/25/45	283	—	125	(158)
ABX.HE.AAA.06-1	MSC	USD	14,690	(0.18%)	07/25/45	477	—	249	(228)
ABX.HE.AAA.06-1	BCLY	USD	91,812	(0.18%)	07/25/45	8,550	—	1,558	(6,992)
ABX.HE.AAA.06-1	GSC	USD	126,088	(0.18%)	07/25/45	11,348	—	2,140	(9,208)
ABX.HE.AAA.06-1	BCLY	USD	100,381	(0.18%)	07/25/45	11,564	—	1,704	(9,860)
ABX.HE.AAA.06-2	JPM	USD	1,192,747	(0.11%)	05/25/46	234,077	—	219,525	(14,552)
ABX.HE.AAA.06-2	BOA	USD	2,968,996	(0.11%)	05/25/46	608,148	—	546,445	(61,703)
ABX.HE.AAA.07-1	JPM	USD	64,071	(0.09%)	08/25/37	16,019	—	13,748	(2,271)
ABX.HE.AAA.07-1	JPM	USD	60,067	(0.09%)	08/25/37	15,300	—	12,889	(2,411)
ABX.HE.AAA.07-1	JPM	USD	64,071	(0.09%)	08/25/37	18,090	—	13,748	(4,342)
ABX.HE.AAA.07-1	GSC	USD	200,223	(0.09%)	08/25/37	48,915	—	42,963	(5,952)
ABX.HE.AAA.07-1	MSC	USD	432,483	(0.09%)	08/25/37	108,618	—	92,799	(15,819)
ABX.HE.AAA.07-1	GSC	USD	876,978	(0.09%)	08/25/37	215,348	—	188,176	(27,172)
ABX.HE.AAA.07-1	MSC	USD	1,169,305	(0.09%)	08/25/37	278,856	—	250,902	(27,954)
ABX.HE.AAA.07-1	CSI	USD	1,902,122	(0.09%)	08/25/37	537,057	—	408,146	(128,911)
ABX.HE.PENAAA.06-2	JPM	USD	285,216	(0.11%)	05/25/46	38,412	—	33,623	(4,789)
ABX.HE.PENAAA.06-2	BCLY	USD	105,975	(0.11%)	05/25/46	17,353	—	12,493	(4,860)
ABX.HE.PENAAA.06-2	JPM	USD	900,131	(0.11%)	05/25/46	212,375	—	106,112	(106,263)
ABX.HE.PENAAA.06-2	MSC	USD	898,823	(0.11%)	05/25/46	217,965	—	105,958	(112,007)
ABX.HE.PENAAA.06-2	JPM	USD	940,689	(0.11%)	05/25/46	246,931	—	110,893	(136,038)
ABX.HE.PENAAA.06-2	GSC	USD	1,715,221	(0.11%)	05/25/46	428,805	—	202,199	(226,606)
CDX.EM.23	CBK	USD	19,025,000	(1.00%)	06/20/20	1,804,164	—	1,759,112	(45,052)
CMBX.NA.A.7	JPM	USD	1,520,000	(2.00%)	01/17/47	—	(31,241)	14,186	45,427
CMBX.NA.A.7	BCLY	USD	420,000	(2.00%)	01/17/47	—	(2,429)	3,247	5,676
CMBX.NA.A.7	JPM	USD	30,000	(2.00%)	01/17/47	—	(57)	280	337
CMBX.NA.A.7	JPM	USD	35,000	(2.00%)	01/17/47	497	—	327	(170)
CMBX.NA.AA.2	CSI	USD	1,480,266	(0.15%)	03/15/49	451,087	—	501,212	50,125
CMBX.NA.AA.2	GSC	USD	1,961,117	(0.15%)	03/15/49	625,686	—	664,026	38,340
CMBX.NA.AA.2	CSI	USD	188,569	(0.15%)	03/15/49	57,784	—	63,872	6,088
CMBX.NA.AA.2	CSI	USD	155,569	(0.15%)	03/15/49	49,710	—	52,675	2,965
CMBX.NA.AA.2	GSC	USD	598,706	(0.15%)	03/15/49	208,286	—	202,719	(5,567)
CMBX.NA.AA.2	BOA	USD	1,560,408	(0.15%)	03/15/49	591,500	—	528,348	(63,152)
CMBX.NA.AA.2	BOA	USD	1,876,261	(0.15%)	03/15/49	711,229	—	635,294	(75,935)
CMBX.NA.AA.7	CSI	USD	2,935,000	(1.50%)	01/17/47	—	(15,169)	17,556	32,725
CMBX.NA.AA.7	CSI	USD	1,185,000	(1.50%)	01/17/47	—	(10,735)	8,510	19,245
CMBX.NA.AA.7	MSC	USD	760,000	(1.50%)	01/17/47	—	(8,935)	5,458	14,393
CMBX.NA.AA.7	CSI	USD	700,000	(1.50%)	01/17/47	—	(7,677)	5,027	12,704
CMBX.NA.AA.7	MSC	USD	805,000	(1.50%)	01/17/47	—	(6,920)	5,782	12,702
CMBX.NA.AA.7	BOA	USD	350,000	(1.50%)	01/17/47	—	(3,839)	2,513	6,352
CMBX.NA.AA.7	CSI	USD	1,170,000	(1.50%)	01/17/47	4,587	—	8,403	3,816
CMBX.NA.AA.7	CSI	USD	1,185,000	(1.50%)	01/17/47	5,486	—	8,510	3,024
CMBX.NA.AA.7	CSI	USD	180,000	(1.50%)	01/17/47	—	(1,101)	1,293	2,394
CMBX.NA.AA.7	CSI	USD	1,185,000	(1.50%)	01/17/47	6,386	—	8,510	2,124
CMBX.NA.AA.7	CSI	USD	220,000	(1.50%)	01/17/47	—	(53)	1,580	1,633
CMBX.NA.AA.7	CSI	USD	230,000	(1.50%)	01/17/47	3,423	—	1,652	(1,771)
CMBX.NA.AJ.1	JPM	USD	64,299	(0.84%)	10/12/52	1,236	—	754	(482)
CMBX.NA.AJ.1	JPM	USD	69,245	(0.84%)	10/12/52	1,997	—	812	(1,185)

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

CMBX.NA.AJ.1	DEUT	USD	163,221	(0.84%)	10/12/52	3,571	—	$1,915	(1,656)
CMBX.NA.AJ.1	JPM	USD	93,976	(0.84%)	10/12/52	4,108	—	1,102	(3,006)
CMBX.NA.AJ.1	BOA	USD	870,512	(0.84%)	10/12/52	14,078	—	9,593	(4,485)
CMBX.NA.AJ.1	JPM	USD	173,113	(0.84%)	10/12/52	12,232	—	2,031	(10,201)
CMBX.NA.AJ.1	DEUT	USD	647,938	(0.84%)	10/12/52	45,356	—	7,600	(37,756)
CMBX.NA.AJ.1	MSC	USD	1,157,385	(0.84%)	10/12/52	81,017	—	13,574	(67,443)
CMBX.NA.AJ.2	GSC	USD	3,019,644	(1.09%)	03/15/49	222,957	—	263,177	40,220
CMBX.NA.AJ.2	CSI	USD	1,750,303	(1.09%)	03/15/49	141,536	—	152,547	11,011
CMBX.NA.AJ.2	GSC	USD	803,255	(1.09%)	03/15/49	59,309	—	70,008	10,699
CMBX.NA.AJ.2	DEUT	USD	158,667	(1.09%)	03/15/49	12,048	—	13,685	1,637
CMBX.NA.AJ.2	CBK	USD	823,088	(1.09%)	03/15/49	70,400	—	70,988	588
CMBX.NA.AJ.2	JPM	USD	64,459	(1.09%)	03/15/49	5,379	—	5,618	239
CMBX.NA.AJ.2	DEUT	USD	64,459	(1.09%)	03/15/49	5,627	—	5,618	(9)
CMBX.NA.AJ.2	DEUT	USD	1,978,387	(1.09%)	03/15/49	175,640	—	172,425	(3,215)
CMBX.NA.AJ.3	GSC	USD	955,513	(1.47%)	12/13/49	179,449	—	175,183	(4,266)
CMBX.NA.AJ.3	GSC	USD	916,111	(1.47%)	12/13/49	176,407	—	169,081	(7,326)
CMBX.NA.AJ.4	GSC	USD	1,065,781	(0.96%)	02/17/51	179,266	—	196,811	17,545
CMBX.NA.AJ.4	MSC	USD	1,250,051	(0.96%)	02/17/51	215,078	—	230,838	15,760
CMBX.NA.AJ.4	GSC	USD	722,141	(0.96%)	02/17/51	120,534	—	133,353	12,819
CMBX.NA.AJ.4	GSC	USD	712,180	(0.96%)	02/17/51	121,970	—	131,513	9,543
CMBX.NA.AJ.4	CSI	USD	732,102	(0.96%)	02/17/51	127,205	—	135,192	7,987
CMBX.NA.AJ.4	MSC	USD	4,093,794	(0.96%)	02/17/51	751,264	—	752,699	1,435
CMBX.NA.AJ.4	CSI	USD	1,419,381	(0.96%)	02/17/51	260,855	—	262,108	1,253
CMBX.NA.AJ.4	GSC	USD	672,338	(0.96%)	02/17/51	123,559	—	124,156	597
CMBX.NA.AJ.4	JPM	USD	383,481	(0.96%)	02/17/51	71,554	—	70,815	(739)
CMBX.NA.AJ.4	CSI	USD	179,290	(0.96%)	02/17/51	34,016	—	33,108	(908)
CMBX.NA.AJ.4	MSC	USD	328,699	(0.96%)	02/17/51	61,999	—	60,698	(1,301)
CMBX.NA.AJ.4	CBK	USD	1,020,958	(0.96%)	02/17/51	189,479	—	187,717	(1,762)
CMBX.NA.AJ.4	JPM	USD	258,975	(0.96%)	02/17/51	50,634	—	47,823	(2,811)
CMBX.NA.AJ.4	JPM	USD	308,778	(0.96%)	02/17/51	60,397	—	57,020	(3,377)
CMBX.NA.AJ.4	JPM	USD	89,645	(0.96%)	02/17/51	21,674	—	16,482	(5,192)
CMBX.NA.AJ.4	CSI	USD	547,831	(0.96%)	02/17/51	107,277	—	101,164	(6,113)
CMBX.NA.AJ.4	DEUT	USD	1,284,913	(0.96%)	02/17/51	245,574	—	237,277	(8,297)
CMBX.NA.AJ.4	MSC	USD	747,042	(0.96%)	02/17/51	148,060	—	137,952	(10,108)
CMBX.NA.AJ.4	MSC	USD	752,022	(0.96%)	02/17/51	149,035	—	138,871	(10,164)
CMBX.NA.AJ.4	MSC	USD	1,867,607	(0.96%)	02/17/51	730,279	—	344,879	(385,400)
CMBX.NA.AM.2	JPM	USD	265,000	(0.50%)	03/15/49	1,924	—	473	(1,451)
CMBX.NA.AM.2	JPM	USD	275,000	(0.50%)	03/15/49	4,287	—	491	(3,796)
CMBX.NA.AM.2	JPM	USD	650,000	(0.50%)	03/15/49	8,268	—	1,162	(7,106)
CMBX.NA.AM.2	MSC	USD	3,520,000	(0.50%)	03/15/49	17,528	—	6,336	(11,192)
CMBX.NA.AM.2	JPM	USD	385,000	(0.50%)	03/15/49	12,425	—	688	(11,737)
CMBX.NA.AM.2	MSC	USD	705,000	(0.50%)	03/15/49	34,796	—	1,259	(33,537)
CMBX.NA.AM.2	DEUT	USD	3,645,000	(0.50%)	03/15/49	209,588	—	6,511	(203,077)
CMBX.NA.AM.2	CSI	USD	3,645,000	(0.50%)	03/15/49	223,256	—	6,510	(216,746)
CMBX.NA.AM.4	CSI	USD	40,000	(0.50%)	02/17/51	1,120	—	719	(401)
CMBX.NA.AM.4	JPM	USD	40,000	(0.50%)	02/17/51	1,908	—	719	(1,189)
CMBX.NA.AM.4	JPM	USD	100,000	(0.50%)	02/17/51	4,151	—	1,797	(2,354)
CMBX.NA.AM.4	CBK	USD	520,000	(0.50%)	02/17/51	11,873	—	9,127	(2,746)
CMBX.NA.AM.4	JPM	USD	60,000	(0.50%)	02/17/51	4,768	—	1,078	(3,690)
CMBX.NA.AM.4	MSC	USD	105,000	(0.50%)	02/17/51	10,579	—	1,886	(8,693)
CMBX.NA.AM.4	MSC	USD	1,105,000	(0.50%)	02/17/51	247,644	—	19,856	(227,788)
CMBX.NA.AS.6	CSI	USD	1,330,000	(1.00%)	05/11/63	—	(2,637)	5,728	8,365
CMBX.NA.AS.6	CSI	USD	245,000	(1.00%)	05/11/63	1,042	—	1,259	217
CMBX.NA.AS.6	CSI	USD	100,000	(1.00%)	05/11/63	818	—	514	(304)
CMBX.NA.AS.6	CSI	USD	105,000	(1.00%)	05/11/63	1,638	—	540	(1,098)
CMBX.NA.AS.6	CSI	USD	3,165,000	(1.00%)	05/11/63	41,517	—	16,270	(25,247)
CMBX.NA.AS.7	CSI	USD	660,000	(1.00%)	01/17/47	3,502	—	8,463	4,961
CMBX.NA.AS.7	CSI	USD	120,000	(1.00%)	01/17/47	967	—	1,639	672
CMBX.NA.AS.7	CSI	USD	50,000	(1.00%)	01/17/47	797	—	683	(114)
CMBX.NA.AS.7	CSI	USD	50,000	(1.00%)	01/17/47	1,149	—	683	(466)
CMBX.NA.AS.7	CSI	USD	780,000	(1.00%)	01/17/47	13,427	—	10,652	(2,775)
CMBX.NA.AS.7	CBK	USD	1,445,000	(1.00%)	01/17/47	33,307	—	19,733	(13,574)
CMBX.NA.AS.7	CSI	USD	1,560,000	(1.00%)	01/17/47	36,108	—	21,303	(14,805)

Total						$14,099,558	$(90,793)	$11,762,728	$(2,246,037)

Sell protection:
CMBX.NA.A.2	MSC	USD	726,787	0.25%	03/15/49	$—	$(457,091)	$(452,854)	$4,237

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

CMBX.NA.A.2	BOA	USD	497,691	0.25%	03/15/49	—	(312,709)	$(310,100)	2,609
CMBX.NA.A.2	MSC	USD	327,844	0.25%	03/15/49	—	(206,745)	(204,202)	2,543
CMBX.NA.A.2	MSC	USD	363,394	0.25%	03/15/49	—	(228,401)	(226,422)	1,979
CMBX.NA.A.2	GSC	USD	363,394	0.25%	03/15/49	—	(227,819)	(226,422)	1,397
CMBX.NA.A.2	JPM	USD	23,700	0.25%	03/15/49	—	(15,283)	(14,767)	516
CMBX.NA.A.2	BOA	USD	55,299	0.25%	03/15/49	—	(34,932)	(34,456)	476
CMBX.NA.A.2	DEUT	USD	27,650	0.25%	03/15/49	—	(16,970)	(17,228)	(258)
CMBX.NA.A.2	BOA	USD	845,285	0.25%	03/15/49	—	(478,589)	(526,502)	(47,913)
CMBX.NA.A.6	GSC	USD	1,210,000	2.00%	05/11/63	15,795	—	4,539	(11,256)
CMBX.NA.A.8	CSFB	USD	400,000	2.00%	10/17/57	—	(13,571)	(11,051)	2,520
CMBX.NA.A.8	CSI	USD	1,160,000	2.00%	10/17/57	—	(11,549)	(29,986)	(18,437)
CMBX.NA.A.8	BOA	USD	1,175,000	2.00%	10/17/57	—	(13,245)	(32,331)	(19,086)
CMBX.NA.AAA.6	CBK	USD	1,240,000	0.50%	05/11/63	—	(25,239)	(22,955)	2,284
CMBX.NA.AAA.6	UBS	USD	7,225,000	0.50%	05/11/63	—	(192,487)	(133,550)	58,937
CMBX.NA.AAA.6	DEUT	USD	5,425,000	0.50%	05/11/63	—	(132,233)	(100,278)	31,955
CMBX.NA.AAA.6	CSI	USD	4,875,000	0.50%	05/11/63	—	(109,272)	(90,112)	19,160
CMBX.NA.AAA.6	UBS	USD	2,775,000	0.50%	05/11/63	—	(64,492)	(51,295)	13,197
CMBX.NA.AAA.6	BOA	USD	1,455,000	0.50%	05/11/63	—	(37,823)	(26,895)	10,928
CMBX.NA.AAA.6	CSI	USD	3,310,000	0.50%	05/11/63	—	(64,155)	(61,184)	2,971
CMBX.NA.AAA.6	GSC	USD	11,600,000	0.50%	05/11/63	—	(138,216)	(209,586)	(71,370)
CMBX.NA.AAA.7	MSC	USD	145,000	0.50%	01/17/47	—	(4,335)	(4,350)	(15)
CMBX.NA.AAA.7	CSI	USD	1,455,000	0.50%	01/17/47	—	(40,534)	(43,652)	(3,118)
CMBX.NA.AAA.7	CSI	USD	975,000	0.50%	01/17/47	—	(24,773)	(29,251)	(4,478)
CMBX.NA.AAA.7	BOA	USD	2,375,000	0.50%	01/17/47	—	(57,346)	(71,253)	(13,907)
CMBX.NA.AAA.8	CSFB	USD	2,615,000	0.50%	10/17/57	—	(115,884)	(109,577)	6,307
CMBX.NA.AAA.8	BCLY	USD	1,945,000	0.50%	10/17/57	—	(86,731)	(81,503)	5,228
CMBX.NA.AAA.8	MSC	USD	2,425,000	0.50%	10/17/57	—	(100,785)	(100,539)	246
CMBX.NA.AAA.8	CSI	USD	3,800,000	0.50%	10/17/57	—	(172,817)	(159,128)	13,689
CMBX.NA.AAA.8	MSC	USD	1,210,000	0.50%	10/17/57	—	(55,703)	(50,670)	5,033
CMBX.NA.AAA.8	BCLY	USD	770,000	0.50%	10/17/57	—	(35,639)	(32,244)	3,395
CMBX.NA.AAA.8	MSC	USD	340,000	0.50%	10/17/57	—	(15,703)	(14,238)	1,465
CMBX.NA.AAA.8	MSC	USD	140,000	0.50%	10/17/57	—	(5,792)	(5,862)	(70)
CMBX.NA.AAA.8	CSI	USD	5,840,000	0.50%	10/17/57	—	(208,012)	(244,554)	(36,542)
CMBX.NA.BB.6	BOA	USD	1,945,000	5.00%	05/11/63	—	(18,470)	(3)	18,467
CMBX.NA.BB.6	CSI	USD	820,000	5.00%	05/11/63	—	(14,709)	(1)	14,708
CMBX.NA.BB.6	CBK	USD	1,515,000	5.00%	05/11/63	—	(11,495)	(3)	11,492
CMBX.NA.BB.6	CSI	USD	1,470,000	5.00%	05/11/63	—	(9,768)	(2)	9,766
CMBX.NA.BB.6	CSI	USD	1,520,000	5.00%	05/11/63	—	—	(2)	(2)
CMBX.NA.BB.6	BCLY	USD	1,315,000	5.00%	05/11/63	14,441	—	5,477	(8,964)
CMBX.NA.BB.6	CSI	USD	2,360,000	5.00%	05/11/63	30,260	—	9,830	(20,430)
CMBX.NA.BB.6	CSI	USD	2,495,000	5.00%	05/11/63	42,182	—	(4)	(42,186)
CMBX.NA.BB.7	GSC	USD	1,625,000	5.00%	01/17/47	—	(95,689)	(28,727)	66,962
CMBX.NA.BB.7	CSI	USD	990,000	5.00%	01/17/47	—	(48,554)	(17,501)	31,053
CMBX.NA.BB.7	CSI	USD	655,000	5.00%	01/17/47	—	(40,702)	(11,579)	29,123
CMBX.NA.BB.7	CSI	USD	630,000	5.00%	01/17/47	—	(34,207)	(11,137)	23,070
CMBX.NA.BB.7	BOA	USD	685,000	5.00%	01/17/47	—	(31,362)	(12,109)	19,253
CMBX.NA.BB.7	DEUT	USD	290,000	5.00%	01/17/47	—	(2,893)	(5,126)	(2,233)
CMBX.NA.BB.7	BOA	USD	2,090,000	5.00%	01/17/47	—	(9,776)	(28,585)	(18,809)
CMBX.NA.BB.7	CSI	USD	705,000	5.00%	01/17/47	7,122	—	(12,463)	(19,585)
CMBX.NA.BB.8	CSI	USD	460,000	5.00%	10/17/57	—	(34,462)	(29,848)	4,614
CMBX.NA.BB.8	JPM	USD	460,000	5.00%	10/17/57	—	(34,462)	(29,848)	4,614
CMBX.NA.BB.8	CSI	USD	335,000	5.00%	10/17/57	—	(25,725)	(21,737)	3,988
CMBX.NA.BB.8	BOA	USD	1,100,000	5.00%	10/17/57	—	(79,028)	(75,959)	3,069
CMBX.NA.BB.8	CSI	USD	365,000	5.00%	10/17/57	—	(26,436)	(25,204)	1,232
CMBX.NA.BB.8	CSI	USD	40,000	5.00%	10/17/57	—	(2,428)	(2,762)	(334)
CMBX.NA.BB.8	CSI	USD	375,000	5.00%	10/17/57	—	(23,593)	(25,895)	(2,302)
CMBX.NA.BB.8	GSC	USD	380,000	5.00%	10/17/57	—	(19,962)	(24,657)	(4,695)
CMBX.NA.BB.8	GSC	USD	755,000	5.00%	10/17/57	—	(40,222)	(48,989)	(8,767)
CMBX.NA.BB.8	BCLY	USD	1,255,000	5.00%	10/17/57	—	(77,819)	(87,010)	(9,191)
CMBX.NA.BB.8	BCLY	USD	1,120,000	5.00%	10/17/57	—	(60,835)	(72,673)	(11,838)
CMBX.NA.BBB.8	CSFB	USD	780,000	3.00%	10/17/57	—	(54,640)	(46,847)	7,793
CMBX.NA.BBB.8	CSI	USD	1,285,000	3.00%	10/17/57	—	(68,463)	(76,962)	(8,499)
PrimeX.ARM.2	MSC	USD	1,958,384	4.58%	12/25/37	—	(143,721)	82,795	226,516
PrimeX.ARM.2	JPM	USD	163,784	4.58%	12/25/37	5,160	—	6,924	1,764
PrimeX.ARM.2	MSC	USD	97,100	4.58%	12/25/37	3,244	—	4,105	861
PrimeX.ARM.2	JPM	USD	69,023	4.58%	12/25/37	2,064	—	2,918	854
PrimeX.ARM.2	JPM	USD	66,683	4.58%	12/25/37	2,018	—	2,811	793

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

PrimeX.ARM.2	JPM	USD	52,645	4.58%	12/25/37	1,449	—	$2,219	770

Total						$123,735	$(4,714,296)	$(4,303,012)	$287,549

Total traded indices						$14,223,293	$(4,805,089)	$7,459,716	$(1,958,488)

Credit default swaps on single-name issues:
Buy protection:
Russian Foreign Bond - Eurobond	GSC	USD	1,200,000	(1.00%)/3.20%	12/20/19	$228,437	$—	$104,575	$(123,862)

Credit default swaps on single-name issues:
Sell protection:
Brazil Government International Bond	GSC	USD	1,265,000	1.00%/2.88%	09/20/20	$—	$(92,281)	$(110,170)	$(17,889)
Mexico Government International Bond	GSC	USD	1,185,000	1.00%/1.34%	09/20/20	—	(17,088)	(18,303)	(1,215)
Penerbangan Malaysia Bhd	JPM	USD	960,000	1.00%/1.42%	06/20/20	—	(10,520)	(17,479)	(6,959)
Russian Foreign Bond - Eurobond	BCLY	USD	1,310,000	1.00%/3.35%	09/20/20	—	(134,312)	(139,501)	(5,189)
South Africa Government International Bond	JPM	USD	1,235,000	1.00%/2.17%	09/20/20	—	(61,882)	(67,793)	(5,911)

Total						$—	$(316,083)	$(353,246)	$(37,163)

Total single-name issues						$228,437	$(316,083)	$(248,671)	$(161,025)

Total OTC contracts						$14,451,730	$(5,121,172)	$7,211,045	$(2,119,513)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding July 31, 2015
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CDX.NA.HY.24	USD	48,705,030	(5.00%)	06/20/20	$(3,070,673)	$(3,321,093)	$(250,420)
CDX.NA.IGS.24	USD	69,375,000	(1.00%)	06/20/20	(879,881)	(1,039,717)	(159,836)
ITRAXX.XOV.23	EUR	13,595,000	(5.00%)	06/20/20	(1,436,026)	(1,500,924)	(64,898)

Total					$(5,386,580)	$(5,861,734)	$(475,154)

Total					$(5,386,580)	$(5,861,734)	$(475,154)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2015

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

2.35% Fixed	3M USD LIBOR	USD	14,450,000	09/16/25	$12,035	$—	$(28,907)	$(40,942)
3.46% Fixed	3M USD LIBOR	USD	3,245,000	06/30/35	—	—	(79,785)	(79,785)
3M USD LIBOR	3.36% Fixed	USD	5,090,000	06/30/25	—	—	86,420	86,420

Total					$12,035	$—	$(22,272)	$(34,307)

Spreadlock Swap Contracts Outstanding at July 31, 2015
Counterparty	Strike Price (1)	Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value †	Unrealized Appreciation/ (Depreciation)

CBK	0.58%	214,100,000	11/02/15	$—	$(172,875)	$(172,875)

(1)	This is a spreadlock swap between the 10-Year interest rate swap curve and the yield to maturity on a 30-Year FNMA. If the rate on the 30-Year FNMA minus the 10-Year CMS (constant maturity swap) rate is greater than 0.58%, the Fund will receive money from the counterpary based on the differential. If the rate on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.58%, the Fund will pay the counterpary.

Cross Currency Swap Contracts Outstanding at July 31, 2015

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid/ (Received)	Market Value †	Unrealized Appreciation/ (Depreciation)

Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 3.39% based on the notional amount of currency received	09/16/16	BOA	USD 1,686,428	CNY 10,525,000	$(8,528)	$(8,500)	$28
Fixed Rate equal to 3.39% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/16/16	BOA	CNY 10,525,000	USD 1,686,428	8,528	4,404	(4,124)

Total						$—	$(4,096)	$(4,096)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Foreign Currency Contracts Outstanding at July 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

BRL	Buy	09/02/15	MSC	$3,837,344	$3,721,730	$(115,614)
BRL	Sell	09/02/15	MSC	6,439,160	6,303,861	135,299
CNY	Buy	07/28/16	JPM	1,674,111	1,647,633	(26,478)
COP	Sell	09/16/15	SCB	515,571	455,083	60,488
COP	Sell	09/16/15	SCB	252,909	227,507	25,402
CZK	Sell	09/16/15	CBK	1,862,928	1,827,323	35,605
EUR	Buy	09/16/15	BNP	565,970	561,557	(4,413)
EUR	Buy	09/18/15	CBA	618,047	604,434	(13,613)
EUR	Sell	08/31/15	BNP	7,720,990	7,657,734	63,256
EUR	Sell	08/31/15	HSBC	7,717,854	7,656,635	61,219
EUR	Sell	08/31/15	DEUT	7,717,492	7,656,636	60,856
EUR	Sell	09/16/15	JPM	575,100	561,557	13,543
EUR	Sell	09/16/15	CBK	1,079,349	1,076,959	2,390
EUR	Sell	09/16/15	CBK	653,608	658,264	(4,656)
EUR	Sell	09/18/15	SSG	1,713,821	1,456,136	257,685
EUR	Sell	03/15/17	BOA	3,472,479	3,610,593	(138,114)
GBP	Buy	09/16/15	BOA	397,005	401,210	4,205

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

GBP	Sell	08/28/15	RBS	5,688,842	5,733,183	(44,341)
GBP	Sell	09/16/15	MSC	579,759	579,180	579
GBP	Sell	09/16/15	BOA	3,070,997	3,103,527	(32,530)
GHS	Sell	09/18/15	JPM	544,009	632,333	(88,324)
GHS	Sell	09/18/15	DEUT	666,157	772,625	(106,468)
HKD	Sell	03/03/16	GSC	2,549,586	2,549,902	(316)
IDR	Buy	09/16/15	JPM	3,200,146	3,185,309	(14,837)
IDR	Sell	09/16/15	GSC	2,194,361	2,194,634	(273)
IDR	Sell	09/16/15	JPM	989,682	990,675	(993)
IDR	Sell	05/18/16	BCLY	876,134	881,027	(4,893)
IDR	Sell	05/18/16	JPM	852,988	860,128	(7,140)
INR	Buy	09/16/15	JPM	1,663,873	1,657,160	(6,713)
INR	Buy	09/16/15	DEUT	1,686,674	1,676,480	(10,194)
KES	Buy	09/16/15	CBK	2,523,480	2,478,181	(45,299)
MXN	Buy	09/17/15	HSBC	2,139,799	2,113,715	(26,084)
MXN	Buy	09/17/15	DEUT	3,519,186	3,357,383	(161,803)
MXN	Sell	09/17/15	RBC	7,831,267	7,588,832	242,435
MXN	Sell	09/17/15	RBC	3,494,099	3,350,518	143,581
MXN	Sell	09/17/15	HSBC	1,749,011	1,669,602	79,409
MXN	Sell	09/17/15	UBS	1,511,957	1,472,341	39,616
MXN	Sell	09/17/15	MSC	153,970	150,697	3,273
MYR	Buy	09/17/15	DEUT	926,244	914,155	(12,089)
MYR	Buy	09/17/15	HSBC	911,935	895,924	(16,011)
MYR	Buy	09/17/15	JPM	1,401,696	1,377,744	(23,952)
MYR	Sell	09/17/15	JPM	3,511,426	3,505,562	5,864
NGN	Buy	10/08/15	SSG	2,733,818	2,438,959	(294,859)
NGN	Sell	10/08/15	SSG	1,153,664	1,199,355	(45,691)
NGN	Sell	10/08/15	CBK	1,106,088	1,239,603	(133,515)
RSD	Buy	09/18/15	GSC	423,021	421,915	(1,106)
RSD	Buy	09/18/15	SSG	1,582,183	1,429,390	(152,793)
THB	Buy	09/16/15	JPM	1,681,552	1,669,249	(12,303)
TRY	Buy	09/16/15	GSC	1,007,301	1,008,844	1,543
TRY	Buy	09/16/15	JPM	1,522,088	1,484,074	(38,014)
TRY	Sell	09/16/15	HSBC	1,625,469	1,589,444	36,025
TRY	Sell	09/16/15	BOM	234,124	236,369	(2,245)
TRY	Sell	09/16/15	CBK	2,248,470	2,256,548	(8,078)
UYU	Buy	09/16/15	HSBC	578,852	554,473	(24,379)
UYU	Buy	09/16/15	HSBC	555,560	526,941	(28,619)
UYU	Buy	09/16/15	HSBC	583,553	554,507	(29,046)
UYU	Sell	09/16/15	HSBC	1,702,590	1,635,920	66,670
ZAR	Buy	09/16/15	BOA	1,827,538	1,798,470	(29,068)
ZAR	Buy	09/16/15	BOA	2,126,327	2,095,340	(30,987)
ZAR	Buy	09/16/15	HSBC	3,989,105	3,926,656	(62,449)
ZAR	Sell	09/16/15	CBK	10,151,581	10,001,254	150,327
ZMW	Buy	09/16/15	CBK	739,113	723,988	(15,125)

Total						$(324,155)

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KES	Kenyan Shilling
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.XOV	Markit i Traxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Index
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$576,227,605	$—	$575,952,275	$275,330
Corporate Bonds	597,813,404	—	597,813,404	—
Foreign Government Obligations	63,027,912	—	63,027,912	—
Municipal Bonds	19,322,623	—	19,322,623	—
Senior Floating Rate Interests	103,684,530	—	103,684,530	—
U.S. Government Agencies	760,053,092	—	760,053,092	—
U.S. Government Securities	145,962,621	—	145,962,621	—
Preferred Stocks	1,038,724	1,038,724	—	—
Short-Term Investments	211,118,591	211,118,591	—	—
Purchased Options	1,417,275	—	1,417,275	—
Foreign Currency Contracts(2)	1,489,270	—	1,489,270	—
Futures Contracts(2)	3,282,847	3,282,847	—	—
Swaps - Credit Default(2)	1,077,585	—	1,077,585	—
Swaps - Cross Currency(2)	28	—	—	28
Swaps - Interest Rate(2)	86,420	—	86,420	—

Total	$2,485,602,527	$215,440,162	$2,269,887,007	$275,358

Liabilities
Foreign Currency Contracts(2)	$(1,813,425)	$—	$(1,813,425)	$—
Futures Contracts(2)	(3,454,084)	(3,454,084)	—	—
Swaps - Credit Default(2)	(3,672,252)	—	(3,672,252)	—
Swaps - Cross Currency(2)	(4,124)	—	—	(4,124)
Swaps - Interest Rate(2)	(120,727)	—	(120,727)	—
Swaps - Spreadlock(2)	(172,875)	—	(172,875)	—
TBA Sale Commitments	(57,307,297)	—	(57,307,297)	—
Written Options	(468,264)	—	(468,264)	—

Total	$(67,013,048)	$(3,454,084)	$(63,554,840)	$(4,124)

(1) For the period ended July 31, 2015, investments valued at $24,763,619 were transferred from Level 1 to Level 2, and investments valued at $382,528 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Corporate Bonds	Cross - Currency Swap Contracts	Total

Beginning balance	$47,161,181	$1,250,000	$-	$48,411,181
Purchases	1,188,316	-	-	1,188,316
Sales	(9,958,762)	-	-	(9,958,762)
Accrued discounts/(premiums)	388,026	-	-	388,026
Total realized gain/(loss)	1,441,829	-	-	1,441,829
Net change in unrealized appreciation/depreciation	(1,620,495)	-	(4,096)	(1,624,591)
Transfers into Level 3(1)	-	-	-	-
Transfers out of Level 3(1)	(38,324,765)	(1,250,000)	-	(39,574,765)

Ending balance	$275,330	$-	$(4,096)	$271,234

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $1,188.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 30.3%
	Asset-Backed - Finance & Insurance - 13.3%
	Apidos CLO
$ 415,000	1.71%, 07/18/2027(1)(2)	$414,294
390,000	1.84%, 01/16/2027(1)(2)	390,039
	Atlas Senior Loan Fund Ltd.
395,000	1.82%, 10/15/2026(1)(2)	394,289
335,000	1.84%, 07/16/2026(1)(2)	334,833
270,000	Avery Point VI CLO Ltd. 1.83%, 08/05/2027(1)(2)	269,865
425,000	Babson CLO Ltd. 1.71%, 04/20/2027(1)(2)	424,362
	Carlyle Global Market Strategies
390,000	1.58%, 07/20/2023(1)(2)	389,805
270,000	1.74%, 04/27/2027(1)(2)	270,027
	Cent CLO Ltd.
500,000	1.53%, 08/01/2024(1)(2)	499,750
275,000	1.77%, 04/17/2026(1)(2)	275,770
360,000	1.79%, 07/27/2026(1)(2)	359,532
	CIFC Funding Ltd.
205,000	1.43%, 08/14/2024(1)(2)	205,472
395,000	1.76%, 05/24/2026(1)(2)	391,879
	Dryden Senior Loan Fund
300,000	1.56%, 11/15/2023(1)(2)	299,850
275,000	2.63%, 11/09/2025(1)(2)	268,373
20,989	Equity One ABS, Inc. 5.46%, 12/25/2033(2)	13,090
	Galaxy CLO Ltd.
315,000	1.81%, 01/24/2027(1)(2)	316,292
250,000	2.38%, 07/15/2026(1)(2)	250,050
340,000	Gramercy Park CLO Ltd. 1.59%, 07/17/2023(1)(2)	339,388
169,125	GSAMP Trust 0.28%, 01/25/2037(2)	101,005
280,000	ING Investment Management CLO Ltd. 1.79%, 04/18/2026(1)(2)	279,636
45,120	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046(1)(3)(4)	—
	Madison Park Funding Ltd.
250,000	2.44%, 07/20/2026(1)(2)	248,600
325,000	2.70%, 01/27/2026(1)(2)	322,563
	Magnetite CLO Ltd.
480,000	1.60%, 07/25/2026(1)(2)	478,944
250,000	1.77%, 04/15/2026(1)(2)	249,925
400,000	Neuberger Berman CLO Ltd. 1.75%, 08/04/2025(1)(2)	398,960
275,000	Oaktree EIF II Ltd. 1.91%, 02/15/2026(1)(2)	275,110
375,000	OCP CLO Ltd. 1.80%, 04/17/2027(1)(2)	374,887
200,000	OHA Credit Partners VII Ltd. 1.70%, 11/20/2023(1)(2)	199,900
345,000	OHA Loan Funding Ltd. 1.77%, 02/15/2027(1)(2)	344,172
360,000	OZLM Funding Ltd. 1.74%, 04/30/2027(1)(2)	358,812
325,000	Race Point CLO Ltd. 1.77%, 04/15/2027(1)(2)	323,765
274,877	Securitized Asset Backed Receivables LLC 0.28%, 07/25/2036(2)	137,075
	Sound Point CLO Ltd.
250,000	1.65%, 01/21/2026(1)(2)	247,675
270,000	1.82%, 04/15/2027(1)(2)	270,270
301,830	SpringCastle America Funding LLC 2.70%, 05/25/2023(1)	303,336

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Symphony CLO Ltd.
$ 430,000	1.56%, 07/23/2023(1)(2)	$429,226
395,000	1.74%, 10/17/2026(1)(2)	393,933
275,000	Tremen Park Ltd. 1.76%, 04/20/2027(1)(2)	274,643
	Venture CLO Ltd.
500,000	1.58%, 11/14/2022(1)(2)	499,750
270,000	1.77%, 07/15/2027(1)(2)	269,730
	Voya CLO Ltd.
255,000	1.76%, 04/18/2027(1)(2)	254,592
350,000	2.57%, 10/14/2026(1)(2)	350,805

		13,494,274

	Asset-Backed - Home Equity - 1.9%
68,379	Asset Backed Funding Certificates 0.41%, 01/25/2037(2)	41,039
	GSAA Home Equity Trust
22,558	0.24%, 12/25/2046(2)	15,618
463,023	0.27%, 02/25/2037(2)	245,858
145,717	0.29%, 03/25/2037(2)	77,614
32,663	0.36%, 03/25/2047(2)	16,522
314,508	0.37%, 11/25/2036(2)	169,338
173,073	0.43%, 11/25/2036(2)	105,421
32,491	0.49%, 03/25/2036(2)	23,029
150,313	0.51%, 04/25/2047(2)	98,716
66,609	5.88%, 09/25/2036	37,888
388,096	5.99%, 06/25/2036(2)	216,123
37,322	Morgan Stanley Asset-Backed Securities Capital I 0.34%, 06/25/2036(2)	33,916
502,977	Morgan Stanley Mortgage Loan Trust 0.36%, 11/25/2036(2)	251,351
22,008	Nationstar NIM Ltd. 9.79%, 03/25/2037(1)(3)(4)	—
	Soundview Home Loan Trust
685,063	0.43%, 07/25/2036(2)	430,624
160,000	0.44%, 11/25/2036(2)	110,529

		1,873,586

	Commercial Mortgage-Backed Securities - 3.7%
100,000	Bear Stearns Commercial Mortgage Securities, Inc. 5.07%, 10/12/2042(2)	100,018
	Citigroup Commercial Mortgage Trust
40,000	4.40%, 03/10/2047(1)(2)	34,098
30,000	4.90%, 03/10/2047(1)(2)	28,365
40,000	Cobalt CMBS Commercial Mortgage Trust 5.25%, 08/15/2048	40,968
	Commercial Mortgage Pass-Through Certificates
992,783	2.25%, 07/10/2046(1)(2)(5)	51,694
15,000	3.96%, 03/10/2047	16,014
100,000	4.75%, 10/15/2045(1)(2)	78,935
65,000	Community or Commercial Mortgage Trust 4.57%, 10/15/2045(1)(2)	53,707
	CS First Boston Mortgage Securities Corp.
10,065	4.77%, 07/15/2037	10,060
260,253	4.88%, 04/15/2037	260,455
	GS Mortgage Securities Trust
4,786,704	0.30%, 07/10/2046(2)(5)	47,508
618,708	1.65%, 08/10/2044(1)(2)(5)	31,050
90,000	3.58%, 06/10/2047(1)	69,819
100,166	3.67%, 04/10/2047(1)	71,260
395,000	4.85%, 11/10/2045(1)(2)	390,615
175,000	4.87%, 04/10/2047(1)(2)	163,906
	Hilton USA Trust
98,547	2.94%, 11/05/2030(1)(2)	98,416
310,422	3.94%, 11/05/2030(1)(2)	310,221
110,923	JP Morgan Chase Commercial Mortgage Securities Corp. 4.42%, 12/15/2047(1)(2)	100,376

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	JP Morgan Chase Commercial Mortgage Securities Trust
$ 190,000	2.73%, 10/15/2045(1)(2)	$127,562
100,000	4.67%, 10/15/2045(1)(2)	98,402
1,771,518	JPMBB Commercial Mortgage Securities Trust 0.88%, 09/15/2047(2)(5)	84,161
74,155	Merrill Lynch Mortgage Investors Trust 5.14%, 07/12/2038(2)	74,121
130,000	Merrill Lynch/Countrywide Commercial Mortgage Trust 5.42%, 08/12/2048	135,710
105,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%, 08/15/2045(1)	80,887
	Morgan Stanley Capital I Trust
100,000	5.18%, 07/15/2049(1)(2)	89,667
30,000	5.42%, 10/12/2052(1)(2)	30,222
20,000	5.42%, 10/12/2052(1)(2)	19,949
65,000	UBS-Barclays Commercial Mortgage Trust 4.09%, 03/10/2046(1)(2)	56,939
160,000	VNDO Mortgage Trust 3.95%, 12/13/2029(1)(2)	162,552
125,000	Wachovia Bank Commercial Mortgage Trust 5.53%, 03/15/2042(1)(2)	124,691
15,000	Wells Fargo Commercial Mortgage Trust 4.11%, 05/15/2048(2)	13,390
	WF-RBS Commercial Mortgage Trust
235,599	3.02%, 11/15/2047(1)	174,856
375,000	4.80%, 11/15/2045(1)(2)	353,092
45,000	5.00%, 06/15/2044(1)(2)	42,341
55,215	5.00%, 04/15/2045(1)(2)	44,233
65,000	5.56%, 04/15/2045(1)(2)	68,667

		3,738,927

	Whole Loan Collateral CMO - 11.3%
	Adjustable Rate Mortgage Trust
31,633	0.45%, 01/25/2036(2)	26,374
80,828	0.46%, 11/25/2035(2)	73,760
125,224	0.69%, 01/25/2036(2)	108,414
	American Home Mortgage Assets Trust
86,457	0.32%, 03/25/2047(2)	68,433
181,473	1.11%, 10/25/2046(2)	133,797
	Banc of America Funding Corp.
165,674	0.38%, 10/20/2036(2)	128,207
50,568	5.85%, 01/25/2037	42,661
101,067	Banc of America Mortgage Trust 2.70%, 09/25/2035(2)	92,394
	BCAP LLC Trust
169,516	0.36%, 01/25/2037(2)	134,958
209,733	0.37%, 03/25/2037(2)	179,599
	Bear Stearns Alt-A Trust
394,416	0.51%, 08/25/2036(2)	284,357
275,310	0.69%, 01/25/2036(2)	227,090
122,565	Bear Stearns Mortgage Funding Trust 0.37%, 10/25/2036(2)	100,746
350,000	Chase Mortgage Finance Trust 5.50%, 11/25/2035	344,261
	CHL Mortgage Pass-Through Trust
88,242	0.53%, 03/25/2035(2)	71,415
50,766	2.48%, 03/20/2036(2)	44,432
	Connecticut Avenue Securities
50,000	2.79%, 05/25/2024(2)	45,451
235,000	3.09%, 07/25/2024(2)	215,981
310,000	3.19%, 07/25/2024(2)	282,824
125,000	5.09%, 11/25/2024(2)	127,393
	Countrywide Alternative Loan Trust
156,291	0.51%, 11/25/2035(2)	127,892
640,518	0.59%, 10/25/2036(2)	460,756
272,643	5.50%, 12/25/2035	238,484
375,036	5.75%, 05/25/2036	330,806
309,467	6.00%, 05/25/2036	266,232

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Countrywide Home Loans, Inc.
$ 272,607	2.55%, 09/25/2047(2)	$243,041
96,290	5.75%, 08/25/2037	91,150
90,386	Deutsche Alt-A Securities Mortgage Loan Trust 0.34%, 03/25/2037(2)	64,697
470,639	Downey S & L Association Mortgage Loan Trust 1.08%, 03/19/2046(2)	354,259
224,178	First Horizon Mortgage Pass-Through Trust 2.71%, 08/25/2037(2)	184,003
	GMAC Mortgage Corp. Loan Trust
104,697	3.01%, 09/19/2035(2)	97,642
27,741	3.04%, 04/19/2036(2)	24,780
	GSR Mortgage Loan Trust
378,191	2.64%, 04/25/2035(2)	358,938
476,775	2.70%, 01/25/2036(2)	430,936
98,987	2.83%, 10/25/2035(2)	86,249
	HarborView Mortgage Loan Trust
217,944	0.38%, 01/19/2038(2)	183,564
840,143	0.43%, 12/19/2036(2)	571,551
195,345	0.52%, 09/19/2035(2)	154,922
12,749	0.89%, 01/19/2035(2)	8,770
341,038	2.66%, 01/19/2035(2)	315,898
	IndyMac Index Mortgage Loan Trust
67,688	0.43%, 07/25/2035(2)	58,780
120,251	0.47%, 07/25/2035(2)	99,550
186,071	0.48%, 01/25/2036(2)	127,766
469,629	0.59%, 07/25/2046(2)	262,760
	JP Morgan Mortgage Trust
139,247	2.35%, 11/25/2035(2)	131,601
99,283	2.56%, 09/25/2035(2)	94,562
122,238	2.58%, 04/25/2037(2)	109,702
142,144	2.64%, 05/25/2036(2)	125,975
334,340	2.64%, 05/25/2036(2)	304,767
110,082	Lehman XS Trust 0.40%, 07/25/2046(2)	86,442
70,825	Luminent Mortgage Trust 0.39%, 10/25/2046(2)	60,394
95,120	Merrill Lynch Mortgage Investors Trust 2.61%, 07/25/2035(2)	76,922
81,954	Morgan Stanley Mortgage Loan Trust 2.70%, 05/25/2036(2)	59,462
567,486	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.02%, 06/25/2036(2)	432,845
117,620	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	107,485
	Residential Accredit Loans, Inc.
55,601	0.97%, 09/25/2046(2)	37,413
505,044	1.39%, 11/25/2037(2)	323,139
58,639	6.00%, 12/25/2035	52,362
81,122	Residential Asset Securitization Trust 0.64%, 03/25/2035(2)	65,687
	Residential Funding Mortgage Securities, Inc.
329,643	2.85%, 08/25/2035(2)	258,715
11,922	3.07%, 04/25/2037(2)	10,364
87,153	Sequoia Mortgage Trust 2.62%, 07/20/2037(2)	74,188
240,000	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	244,314
583,584	Structured Adjustable Rate Mortgage Loan Trust 2.50%, 02/25/2036(2)	468,832
427,301	Structured Asset Mortgage Investments II Trust 0.42%, 02/25/2036(2)	342,986
	WaMu Mortgage Pass-Through Certificates Trust
59,441	0.61%, 06/25/2044(2)	55,055
45,643	2.18%, 11/25/2046(2)	41,095

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 50,555	Wells Fargo Alternative Loan Trust 2.61%, 12/28/2037(2)	$43,479

		11,483,759

	Whole Loan Collateral PAC - 0.1%
93,265	Countrywide Alternative Loan Trust 0.69%, 12/25/2035(2)	66,816

	Total Asset & Commercial Mortgage Backed Securities (cost $30,101,828)	30,657,362

Corporate Bonds - 23.0%
	Aerospace/Defense - 0.0%
50,000	Triumph Group, Inc. 5.25%, 06/01/2022	49,250

	Apparel - 0.1%
120,000	William Carter Co. 5.25%, 08/15/2021	124,500

	Chemicals - 0.2%
80,000	Eagle Spinco, Inc. 4.63%, 02/15/2021	77,800
125,000	NOVA Chemicals Corp. 5.00%, 05/01/2025(1)	123,750

		201,550

	Coal - 0.0%
	Peabody Energy Corp.
15,000	6.00%, 11/15/2018	5,475
90,000	6.50%, 09/15/2020	26,550

		32,025

	Commercial Banks - 7.9%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 600,000	7.00%, 02/19/2019(2)(6)(7)	672,129
$ 400,000	9.00%, 05/09/2018(2)(6)(7)	434,000
	Banco do Brasil S.A.
200,000	3.88%, 10/10/2022	179,476
245,000	6.25%, 04/15/2024(2)(6)(7)	165,529
EUR 900,000	Banco Santander S.A. 6.25%, 03/12/2019(2)(6)(7)	990,899
	Barclays Bank plc
$ 200,000	7.75%, 04/10/2023(2)	219,300
EUR 200,000	8.00%, 12/15/2020(2)(6)	239,694
$ 200,000	8.25%, 12/15/2018(2)(6)	214,093
	CIT Group, Inc.
15,000	5.25%, 03/15/2018	15,562
104,000	5.50%, 02/15/2019(1)	109,980
190,000	Citigroup, Inc. 6.68%, 09/13/2043	236,407
	Credit Agricole S.A.
EUR 225,000	6.50%, 06/23/2021(2)(6)(7)	255,262
$ 200,000	8.13%, 09/19/2033(1)(2)	223,062
	Credit Suisse Group AG
EUR 200,000	5.75%, 09/18/2025(2)(7)	248,730
$ 100,000	7.88%, 02/24/2041(2)(7)	104,750
245,000	Goldman Sachs Group, Inc. 5.15%, 05/22/2045	241,045
375,000	HSBC Holdings plc 5.63%, 01/17/2020(2)(6)	375,000
580,000	JP Morgan Chase & Co. 5.63%, 08/16/2043	635,915
EUR 125,000	KBC Groep N.V. 5.63%, 03/19/2019(2)(6)(7)	137,625
	Lloyds Banking Group plc
375,000	6.38%, 06/27/2020(2)(6)(7)	433,466
GBP 200,000	7.00%, 06/27/2019(2)(6)(7)	318,967
$ 90,000	Morgan Stanley 4.30%, 01/27/2045	85,556

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 80,000	Royal Bank of Scotland Group plc 6.13%, 12/15/2022	$85,874
	Societe Generale S.A.
EUR 275,000	6.75%, 04/07/2021(2)(6)(7)	309,313
$ 275,000	8.25%, 11/29/2018(2)(6)(7)	294,250
360,000	Standard Chartered plc 6.50%, 04/02/2020(1)(2)(6)	364,249
200,000	UBS Group AG 7.13%, 02/19/2020(2)(6)(7)	209,200
200,000	UniCredit S.p.A. 8.00%, 06/03/2024(2)(6)(7)	199,826

		7,999,159

	Commercial Services - 0.4%
175,000	ADT Corp. 6.25%, 10/15/2021	185,500
50,000	Cardtronics, Inc. 5.13%, 08/01/2022	48,750
110,000	Sotheby's 5.25%, 10/01/2022(1)	107,525
40,000	United Rentals North America, Inc. 4.63%, 07/15/2023	39,450

		381,225

	Construction Materials - 0.8%
	Building Materials Corp. of America
50,000	5.38%, 11/15/2024(1)	50,120
75,000	6.75%, 05/01/2021(1)	78,750
EUR 100,000	Cemex S.A.B. de C.V. 4.38%, 03/05/2023(1)	106,058
$ 200,000	CRH America, Inc. 5.13%, 05/18/2045(1)	201,964
260,000	Grupo Cementos de Chihuahua S.A.B. de C.V. 8.13%, 02/08/2020(1)	278,200
60,000	Norbord, Inc. 6.25%, 04/15/2023(1)	60,900

		775,992

	Diversified Financial Services - 0.5%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.50%, 05/15/2021	152,250
35,000	Aircastle Ltd. 5.50%, 02/15/2022	36,487
60,000	Intercorp Peru Ltd. 5.88%, 02/12/2025(1)	59,850
65,000	International Lease Finance Corp. 5.88%, 04/01/2019	69,550
	Navient Corp.
150,000	5.50%, 01/15/2019	146,625
30,000	8.45%, 06/15/2018	32,400

		497,162

	Electric - 0.6%
190,000	AES Corp. 8.00%, 06/01/2020	221,112
325,000	Eskom Holdings Ltd. 5.75%, 01/26/2021(1)	315,770
90,000	NRG Energy, Inc. 6.25%, 07/15/2022	90,225

		627,107

	Engineering & Construction - 0.3%
310,000	SBA Tower Trust 3.60%, 04/15/2043(1)	309,508

	Environmental Control - 0.1%
130,000	Clean Harbors, Inc. 5.25%, 08/01/2020	133,107

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Forest Products & Paper - 0.1%
	Cascades, Inc.
$ 20,000	5.50%, 07/15/2022(1)	$19,350
55,000	5.75%, 07/15/2023(1)	53,213
65,000	Clearwater Paper Corp. 5.38%, 02/01/2025(1)	63,537

		136,100

	Gas - 0.0%
15,000	Southern Star Central Corp. 5.13%, 07/15/2022(1)	15,225

	Healthcare-Products - 0.0%
25,000	Hologic, Inc. 5.25%, 07/15/2022(1)	25,813

	Healthcare-Services - 0.5%
90,000	Community Health Systems, Inc. 5.13%, 08/01/2021	93,375
165,000	HCA, Inc. 6.50%, 02/15/2020	184,491
135,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	146,812
85,000	Wellcare Health Plans, Inc. 5.75%, 11/15/2020	89,250

		513,928

	Holding Companies-Diversified - 0.2%
EUR 140,000	Hutchison Whampoa Europe Finance Ltd. 3.75%, 05/10/2018(2)(6)(7)	158,368

	Home Builders - 0.4%
$ 100,000	Agile Property Holdings Ltd. 8.88%, 04/28/2017	101,250
125,000	Lennar Corp. 4.50%, 06/15/2019	129,062
60,000	Meritage Homes Corp. 6.00%, 06/01/2025(1)	60,600
67,000	Ryland Group, Inc. 5.38%, 10/01/2022	67,838

		358,750

	Insurance - 2.8%
EUR 400,000	AG Insurance S.A. 3.50%, 06/30/2047(2)(7)	409,821
300,000	Assicurazioni Generali S.p.A. 7.75%, 12/12/2042(2)(7)	406,679
360,000	Aviva plc 3.88%, 07/03/2044(2)(7)	407,231
$ 295,000	AXA S.A. 6.46%, 12/14/2018(1)(2)(6)	305,325
20,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	20,900
EUR 400,000	Credit Agricole Assurances S.A. 4.25%, 01/13/2025(2)(6)(7)	439,037
400,000	Intesa Sanpaolo Vita S.p.A. 4.75%, 12/17/2024(2)(6)(7)	446,937
300,000	Mapfre S.A. 5.92%, 07/24/2037(2)	348,419

		2,784,349

	Internet - 0.3%
$ 220,000	Alibaba Group Holding Ltd. 3.60%, 11/28/2024(7)	211,262
130,000	Equinix, Inc. 4.88%, 04/01/2020	133,250

		344,512

	Iron/Steel - 0.3%
150,000	ArcelorMittal 6.00%, 08/05/2020	151,500

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Steel Dynamics, Inc.
$ 45,000	5.13%, 10/01/2021	$44,887
20,000	5.50%, 10/01/2024	19,800
	United States Steel Corp.
25,000	6.88%, 04/01/2021	23,375
95,000	7.38%, 04/01/2020	92,150

		331,712

	Machinery - Construction & Mining - 0.1%
50,000	Oshkosh Corp. 5.38%, 03/01/2025	49,375

	Machinery-Diversified - 0.1%
35,000	Case New Holland Industrial, Inc. 7.88%, 12/01/2017	38,587
45,000	CNH Industrial Capital LLC 3.38%, 07/15/2019	44,269

		82,856

	Media - 1.0%
140,000	CCO Holdings LLC 5.25%, 09/30/2022	141,750
	CCO Safari II LLC
40,000	4.91%, 07/23/2025(1)	40,089
175,000	6.48%, 10/23/2045(1)	181,118
	DISH DBS Corp.
56,000	5.88%, 07/15/2022	55,720
95,000	6.75%, 06/01/2021	100,463
120,000	Liberty Interactive LLC 8.25%, 02/01/2030	127,200
	TEGNA, Inc.
80,000	4.88%, 09/15/2021(1)	80,200
20,000	5.13%, 10/15/2019	20,850
115,000	5.13%, 07/15/2020	119,887
	Videotron Ltd.
45,000	5.00%, 07/15/2022	45,514
80,000	5.38%, 06/15/2024(1)	80,800

		993,591

	Mining - 0.4%
90,000	FMG Resources August 2006 Pty Ltd. 6.88%, 04/01/2022(1)	51,984
	Southern Copper Corp.
60,000	5.25%, 11/08/2042	50,842
110,000	5.88%, 04/23/2045	100,762
200,000	Vedanta Resources plc 8.25%, 06/07/2021(7)	188,500

		392,088

	Oil & Gas - 1.7%
45,000	Antero Resources Corp. 5.63%, 06/01/2023(1)	43,312
25,000	Concho Resources, Inc. 6.50%, 01/15/2022	25,844
268,000	Ecopetrol S.A. 5.88%, 05/28/2045	233,825
21,000	Harvest Operations Corp. 6.88%, 10/01/2017	19,372
50,000	MEG Energy Corp. 7.00%, 03/31/2024(1)	45,875
	Nexen Energy ULC
20,000	5.88%, 03/10/2035	22,848
105,000	6.40%, 05/15/2037	125,991
	Petrobras Global Finance B.V.
120,000	4.38%, 05/20/2023	100,673
55,000	5.38%, 01/27/2021	51,203
GBP 100,000	5.38%, 10/01/2029	119,911
$ 110,000	6.75%, 01/27/2041	91,575

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Petroleos de Venezuela S.A.
$ 325,000	5.38%, 04/12/2027(7)	$104,829
205,000	9.75%, 05/17/2035(7)	82,000
	Petroleos Mexicanos
326,000	5.50%, 06/27/2044	301,550
MXN 2,500,000	7.47%, 11/12/2026	145,462
$ 5,000	QEP Resources, Inc. 6.80%, 03/01/2020	5,036
15,000	SM Energy Co. 6.13%, 11/15/2022	14,775
75,000	Tesoro Corp. 5.13%, 04/01/2024	74,678
	WPX Energy, Inc.
35,000	5.25%, 09/15/2024	30,012
95,000	6.00%, 01/15/2022	88,825

		1,727,596

	Packaging & Containers - 0.1%
95,000	Graphic Packaging International, Inc. 4.88%, 11/15/2022	95,238

	Pipelines - 1.0%
40,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.25%, 04/01/2023(1)	40,200
	DCP Midstream LLC
10,000	5.35%, 03/15/2020(1)	9,853
15,000	9.75%, 03/15/2019(1)	16,954
	DCP Midstream Operating L.P.
16,000	4.95%, 04/01/2022	14,879
15,000	5.60%, 04/01/2044	12,353
130,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	145,600
525,000	Energy Transfer Partners L.P. 5.95%, 10/01/2043	513,738
	MarkWest Energy Partners L.P.
40,000	4.88%, 12/01/2024	39,000
40,000	4.88%, 06/01/2025	38,900
125,000	Tesoro Logistics L.P. 6.25%, 10/15/2022(1)	130,625

		962,102

	Retail - 0.1%
80,000	Group 1 Automotive, Inc. 5.00%, 06/01/2022	80,000
60,000	Sally Holdings LLC 5.75%, 06/01/2022	62,550

		142,550

	Savings & Loans - 0.5%
GBP 350,000	Nationwide Building Society 6.88%, 06/20/2019(2)(6)(7)	549,311

	Semiconductors - 0.0%
	Sensata Technologies B.V.
$ 45,000	5.00%, 10/01/2025(1)	44,100
5,000	5.63%, 11/01/2024(1)	5,156

		49,256

	Shipbuilding - 0.1%
65,000	Huntington Ingalls Industries, Inc. 7.13%, 03/15/2021	68,819

	Software - 0.4%
205,000	Activision Blizzard, Inc. 5.63%, 09/15/2021(1)	215,250
	Audatex North America, Inc.
105,000	6.00%, 06/15/2021(1)	107,231
20,000	6.13%, 11/01/2023(1)	19,550

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 25,000	Open Text Corp. 5.63%, 01/15/2023(1)	$24,938

		366,969

	Telecommunications - 2.0%
MXN 2,450,000	America Movil S.A.B. de C.V. 7.13%, 12/09/2024	149,532
$ 110,000	AT&T, Inc. 4.75%, 05/15/2046	101,455
200,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	202,092
200,000	Digicel Group Ltd. 7.13%, 04/01/2022(7)	183,500
240,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%, 05/30/2023(1)	217,200
475,000	Rogers Communications, Inc. 8.75%, 05/01/2032	651,423
	Sprint Communications, Inc.
147,000	7.00%, 03/01/2020(1)	156,555
53,000	9.00%, 11/15/2018(1)	59,360
30,000	Sprint Corp. 7.13%, 06/15/2024	27,450
	T-Mobile USA, Inc.
125,000	6.63%, 11/15/2020	130,000
100,000	6.84%, 04/28/2023	107,000

		1,985,567

	Total Corporate Bonds (cost $24,357,498)	23,264,660

Foreign Government Obligations - 7.3%
	Argentina - 0.2%
155,000	Argentine Republic Government International Bond 8.00%, 12/15/2035(2)	12,664
150,000	Provincia de Buenos Aires 9.95%, 06/09/2021(1)	148,125

		160,789

	Brazil - 0.3%
BRL 555,000	Brazil Letras do Tesouro Nacional 13.06%, 01/01/2016	153,294
674,491	Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2016(8)	194,890

		348,184

	Bulgaria - 0.1%
EUR 100,000	Bulgaria Government International Bond 3.13%, 03/26/2035(7)	95,822

	Chile - 0.0%
CLP 12,547,325	Bonos de la Tesoreria de la Republica 3.00%, 01/01/2040(8)	22,626

	Colombia - 0.4%
$ 25,000	Colombia Government International Bond 10.38%, 01/28/2033	37,625
	Colombian TES
COP 446,537,292	3.00%, 03/25/2033(8)	133,030
291,006,838	3.50%, 03/10/2021(8)	101,030
163,200,000	5.00%, 11/21/2018	55,816
192,800,000	7.00%, 05/04/2022	67,657
156,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(7)	50,513

		445,671

	Costa Rica - 0.1%
CRC 59,300,000	Costa Rica Government International Bond 9.20%, 03/27/2019(1)	115,831

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Dominican Republic - 0.3%
	Dominican Republic International Bond
$ 155,000	5.50%, 01/27/2025(1)	$155,775
100,000	5.50%, 01/27/2025(7)	100,500

		256,275

	El Salvador - 0.1%
56,000	El Salvador Government International Bond 5.88%, 01/30/2025(7)	52,850

	Hungary - 0.1%
126,000	Hungary Government International Bond 5.38%, 02/21/2023	137,267

	Indonesia - 0.8%
	Indonesia Government International Bond
EUR 105,000	3.38%, 07/30/2025(1)	113,944
$ 327,000	4.63%, 04/15/2043(7)	295,935
	Indonesia Treasury Bond
IDR 2,131,000,000	7.88%, 04/15/2019	155,956
2,802,000,000	8.38%, 03/15/2024	204,026

		769,861

	Jamaica - 0.2%
$ 200,000	Jamaica Government International Bond 6.75%, 04/28/2028	200,500

	Kazakhstan - 0.2%
200,000	Kazakhstan Government International Bond 6.50%, 07/21/2045(1)	198,700

	Malaysia - 0.3%
MYR 980,000	Malaysia Government Bond 3.49%, 03/31/2020	254,362

	Mexico - 1.1%
	Bonos de Desarrollo del Gobierno Federal
MXN 7,922,400	3.07%, 05/28/2020(2)	486,371
5,797,000	3.08%, 12/29/2016(2)	359,468
	Mexico Government International Bond
EUR 100,000	3.00%, 03/06/2045	96,366
GBP 100,000	5.63%, 03/19/2114	150,465

		1,092,670

	Montenegro - 0.2%
EUR 190,000	Montenegro Government International Bond 3.88%, 03/18/2020(1)	199,215

	Nigeria - 0.1%
NGN 28,020,000	Nigeria Government Bond 12.15%, 07/18/2034	120,689

	Panama - 0.2%
$ 200,000	Panama Government International Bond 4.30%, 04/29/2053	178,000

	Poland - 0.3%
	Poland Government Bond
PLN 1,020,000	0.00%, 07/25/2017	261,122
275,000	1.79%, 01/25/2024(2)	70,906

		332,028

	Romania - 0.2%
RON 480,000	Romania Government Bond 5.85%, 04/26/2023	136,572
EUR 91,000	Romanian Government International Bond 2.88%, 10/28/2024(7)	102,060

		238,632

	Russia - 0.4%
RUB 10,750,000	Russian Federal Bond - OFZ 7.50%, 02/27/2019	158,294
EUR 200,000	Russian Foreign Bond - Eurobond 3.63%, 09/16/2020(7)	218,442

		376,736

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	South Africa - 0.4%
	South Africa Government Bond
ZAR 3,660,000	7.75%, 02/28/2023	$283,044
1,885,000	8.50%, 01/31/2037	143,972

		427,016

	Turkey - 0.6%
TRY 848,217	Turkey Government Bond 2.50%, 05/04/2016(8)	299,207
	Turkey Government International Bond
$ 200,000	4.88%, 04/16/2043	180,000
110,000	7.38%, 02/05/2025	130,900

		610,107

	Uruguay - 0.7%
	Uruguay Government International Bond
UYU 7,346,412	3.70%, 06/26/2037(8)	201,332
17,217,571	4.25%, 04/05/2027(8)	549,917

		751,249

	Total Foreign Government Obligations (cost $8,071,014)	7,385,080

Municipal Bonds - 0.9%
	General - 0.7%
$ 250,000	Chicago Transit Auth 6.90%, 12/01/2040	292,425
	Puerto Rico Commonwealth Gov't Employees Retirement System
530,000	6.15%, 07/01/2038	164,300
350,000	6.20%, 07/01/2039	108,500
530,000	6.30%, 07/01/2043	164,300
120,000	6.55%, 07/01/2058	37,200

		766,725

	Higher Education - 0.2%
190,000	University of California 4.60%, 05/15/2031	204,453

	Total Municipal Bonds (cost $1,335,017)	971,178

Senior Floating Rate Interests - 17.1%(9)
	Advertising - 0.1%
129,027	Acosta Holdco, Inc. 4.25%, 09/26/2021	128,811

	Aerospace/Defense - 0.7%
317,687	DigitalGlobe, Inc. 3.75%, 01/31/2020	317,687
229,805	Fly Funding II 3.50%, 08/09/2019	229,805
199,524	Transdigm, Inc. 3.50%, 05/14/2022	198,385

		745,877

	Agriculture - 0.2%
170,207	Pinnacle Operating Corp. 4.75%, 11/15/2018	170,207

	Airlines - 0.2%
215,133	Delta Air Lines, Inc. 3.25%, 04/20/2017	214,894

	Auto Manufacturers - 0.1%
80,910	Navistar International Corp. 6.75%, 08/17/2017	80,674

	Biotechnology - 0.3%
97,250	Alkermes, Inc. 3.50%, 09/18/2019	97,129
199,875	PQ Corp. 4.00%, 08/07/2017	199,443

		296,572

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Chemicals - 0.6%
$ 74,179	AIlnex (Luxembourg) & Cy SCA 4.50%, 10/03/2019	$74,179
38,488	AIlnex USA, Inc. 4.50%, 10/03/2019	38,488
50,000	Chemours Co. 3.75%, 05/22/2022	47,975
175,839	Ineos U.S. Finance LLC 3.75%, 05/04/2018	175,620
98,804	Minerals Technologies, Inc. 3.75%, 05/09/2021	99,237
204,225	Nexeo Solutions LLC 5.00%, 09/08/2017	201,545

		637,044

	Coal - 0.2%
276,463	Arch Coal, Inc. 6.25%, 05/16/2018	156,586

	Commercial Services - 0.3%
94,298	Alliance Laundry System LLC 4.25%, 12/10/2018	94,357
113,850	Interactive Data Corp. 4.75%, 05/02/2021	114,253
99,937	Moneygram International, Inc. 4.25%, 03/27/2020	94,608

		303,218

	Distribution/Wholesale - 0.2%
156,000	FPC Holdings, Inc. 5.25%, 11/19/2019	153,954
	Power Buyer LLC
87,111	4.25%, 05/06/2020	87,002
4,675	4.25%, 05/06/2020	4,669

		245,625

	Diversified Financial Services - 0.1%
100,000	Samson Investment Co. 5.00%, 09/25/2018	28,900
98,284	Walter Investment Management Corp. 4.75%, 12/19/2020	93,943

		122,843

	Electric - 0.5%
103,085	Calpine Corp. 4.00%, 10/09/2019	103,232
100,000	Chief Exploration & Development LLC 7.50%, 05/12/2021	91,750
226,822	Seadrill Partners Finco LLC 4.00%, 02/21/2021	169,266
100,000	Texas Competitive Electric Holdings Co. LLC 4.67%, 10/10/2017(10)	51,000
84,653	TXU Energy 3.75%, 05/05/2016	84,928

		500,176

	Electronics - 0.5%
339,718	CDW LLC 3.25%, 04/29/2020	338,301
122,364	Ceridian LLC 4.50%, 09/15/2020	121,661

		459,962

	Energy-Alternate Sources - 0.1%
121,639	EMG Utica LLC 4.75%, 03/27/2020	118,395

	Entertainment - 0.3%
189,679	Party City Holdings, Inc. 4.00%, 07/27/2019	189,495

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 134,325	Scientific Games Corp. 6.00%, 10/01/2021	$134,791

		324,286

	Food - 0.4%
179,550	Albertson's Holdings LLC 5.50%, 08/25/2021	180,029
220,500	U.S. Foods, Inc. 4.50%, 03/31/2019	220,959

		400,988

	Healthcare-Products - 0.1%
97,017	Truven Health Analytics 4.50%, 06/06/2019	96,532

	Healthcare-Services - 0.9%
104,979	American Renal Holdings, Inc. 8.50%, 03/20/2020	104,454
121,287	Catalent Pharma Solutions, Inc. 4.25%, 05/20/2021	121,742
	Community Health Systems, Inc.
52,157	3.75%, 12/31/2019	52,209
95,968	4.00%, 01/27/2021	96,328
112,075	Medpace Holdings, Inc. 4.75%, 04/01/2021	112,566
138,600	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	137,518
	U.S. Renal Care, Inc.
194,535	4.25%, 07/03/2019	194,535
135,000	10.25%, 01/03/2020	135,337

		954,689

	Insurance - 1.5%
	Asurion LLC
358,919	0.00%, 07/22/2022(11)	358,582
237,838	5.00%, 05/24/2019	237,764
205,000	8.50%, 03/03/2021	206,025
98,000	CGSC of Delaware Holdings Corp. 5.00%, 04/16/2020	89,180
107,800	Evertec Group LLC 3.50%, 04/17/2020	105,105
	Sedgwick Claims Management Services, Inc.
419,688	3.75%, 03/01/2021	415,491
140,000	6.75%, 02/28/2022	138,075

		1,550,222

	Leisure Time - 0.5%
131,885	Aristocrat Leisure Ltd. 4.75%, 10/20/2021	132,581
	Delta 2 (LUX) S.a.r.l.
200,000	4.75%, 07/30/2021	199,542
130,000	7.75%, 07/31/2022	129,675

		461,798

	Lodging - 0.6%
486,554	Caesars Entertainment Operating Co. 11.00%, 03/01/2017	429,247
99,000	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	82,170
91,741	La Quinta Intermediate Holdings LLC 4.00%, 04/14/2021	91,856

		603,273

	Machinery - Construction & Mining - 0.2%
217,800	American Rock Salt Holdings LLC 4.75%, 05/20/2021	217,364

	Machinery-Diversified - 0.2%
188,575	Gates Global, Inc. 4.25%, 07/05/2021	187,485

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Media - 0.9%
$ 134,162	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	$133,365
125,000	Charter Communications Operating LLC 0.00%, 01/20/2023(11)	125,274
126,750	Getty Images, Inc. 4.75%, 10/18/2019	89,622
98,754	ION Media Networks, Inc. 4.75%, 12/18/2020	98,754
	Numericable U.S. LLC
138,458	4.50%, 05/21/2020	138,666
160,042	4.50%, 05/21/2020	160,282
200,000	Tribune Media Co. 3.75%, 12/27/2020	200,250

		946,213

	Metal Fabricate/Hardware - 0.2%
191,588	Rexnord LLC 4.00%, 08/21/2020	191,547

	Mining - 0.1%
171,666	FMG Resources August 2006 Pty Ltd. 3.75%, 06/30/2019	140,337

	Miscellaneous Manufacturing - 0.3%
280,188	Sram LLC 4.02%, 04/10/2020	277,386

	Oil & Gas - 0.6%
262,775	NGPL Pipeco LLC 6.75%, 09/15/2017	247,174
217,401	Pinnacle Holding Co. 4.75%, 07/30/2019	198,650
100,000	Shelf Drilling Midco Ltd. 10.00%, 10/08/2018	68,750
100,000	Templar Energy LLC 8.50%, 11/25/2020	62,036

		576,610

	Packaging & Containers - 0.8%
133,650	BWAY Holding Co., Inc. 5.50%, 08/14/2020	133,984
155,857	Novelis, Inc. 4.00%, 06/02/2022	155,760
315,241	Reynolds Group Holdings, Inc. 4.50%, 12/01/2018	316,896
165,630	Signode Industrial Group U.S., Inc. 3.75%, 05/01/2021	164,802

		771,442

	Pharmaceuticals - 0.3%
160,000	Endo Luxembourg Finance Company I S.a r.l. 0.00%, 06/11/2022(11)	160,623
155,220	PRA Holdings, Inc. 4.50%, 09/23/2020	155,705

		316,328

	Pipelines - 0.2%
142,500	EP Energy LLC 4.50%, 04/30/2019	141,475
97,750	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	96,284

		237,759

	Real Estate - 0.1%
	Realogy Corp.
135,975	3.75%, 03/05/2020	136,145
4,157	4.52%, 10/10/2016	4,116

		140,261

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Retail - 0.5%
$ 112,413	Michaels Stores, Inc. 3.75%, 01/28/2020	$112,512
152,675	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	151,950
239,400	PetSmart, Inc. 4.25%, 03/11/2022	240,149

		504,611

	Semiconductors - 0.7%
172,203	Avago Technologies Cayman Ltd. 3.75%, 05/06/2021	172,376
488,806	Freescale Semiconductor, Inc. 4.25%, 02/28/2020	489,539

		661,915

	Software - 2.1%
200,000	Epicor Software Corp. 4.75%, 06/01/2022	199,600
750,000	First Data Corp. 3.69%, 03/24/2018	747,660
195,418	Infor U.S., Inc. 3.75%, 06/03/2020	193,912
	Kronos, Inc.
441,929	4.50%, 10/30/2019	441,792
129,654	9.75%, 04/30/2020	133,598
286,894	Magic Newco LLC 5.00%, 12/12/2018	287,252
	SS&C Technologies Holdings, Inc.
115,000	4.00%, 07/08/2022	115,814
18,293	4.00%, 07/08/2022	18,422

		2,138,050

	Telecommunications - 1.1%
157,600	Altice Financing S.A. 5.50%, 07/02/2019	159,767
90,250	Entravision Communications Corp. 3.50%, 05/31/2020	89,573
320,000	Level 3 Financing, Inc. 4.00%, 08/01/2019	320,701
191,800	Salem Communications Corp. 4.50%, 03/13/2020	190,921
	Univision Communications, Inc.
102,608	4.00%, 03/01/2020	102,480
195,333	4.00%, 03/01/2020	195,130

		1,058,572

	Transportation - 0.1%
	Kenan Advantage Group, Inc.
45,000	0.00%, 07/31/2022(11)	45,070
6,000	0.00%, 07/31/2022(11)	6,009
20,903	0.00%, 07/31/2022(11)	20,936

		72,015

	Trucking & Leasing - 0.3%
277,163	Consolidated Container Co. 5.00%, 07/03/2019	267,636

	Total Senior Floating Rate Interests (cost $17,726,571)	17,278,203

U.S. Government Agencies - 45.4%
	FHLMC - 11.7%
176,786	3.00%, 08/01/2029	184,097
600,000	3.00%, 08/01/2030(12)	621,980
1,400,000	3.00%, 08/01/2045(12)	1,404,375
400,000	3.00%, 09/01/2045(12)	400,250
500,000	3.50%, 08/01/2030(12)	526,807
434,927	3.50%, 08/01/2034	457,388
2,900,000	3.50%, 08/01/2045(12)	3,003,811

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 375,068	4.00%, 05/01/2042	$399,283
100,254	4.00%, 08/01/2042	106,797
158,805	4.00%, 09/01/2042	169,170
77,866	4.00%, 07/01/2044	82,798
48,681	4.00%, 06/01/2045	51,855
1,375,000	4.00%, 08/01/2045(12)	1,459,863
66,568	4.50%, 03/15/2041	76,727
1,200,000	4.50%, 08/01/2045(12)	1,299,563
100,000	5.00%, 08/01/2045(12)	110,078
615,173	5.50%, 12/01/2037	686,707
694,816	5.50%, 01/01/2039	775,612

		11,817,161

	FNMA - 23.5%
5,000	2.44%, 01/01/2023	4,999
575,000	2.50%, 08/01/2030(12)	583,625
395,000	2.65%, 06/01/2025	390,108
305,000	2.66%, 03/01/2027	295,501
310,000	2.66%, 03/01/2027	300,346
700,000	2.69%, 04/01/2025	693,815
235,000	2.78%, 02/01/2027	231,790
123,000	2.78%, 03/01/2027	120,826
205,000	2.82%, 07/01/2025	205,498
2,085,000	3.00%, 08/01/2045(12)	2,097,834
1,400,000	3.00%, 09/01/2045(12)	1,404,680
30,000	3.16%, 12/01/2026	30,545
50,000	3.21%, 05/01/2023	52,410
25,200	3.24%, 12/01/2026	25,872
80,000	3.24%, 12/01/2026	82,076
49,127	3.26%, 05/01/2024	51,162
275,000	3.30%, 11/01/2026	283,084
198,087	3.30%, 12/01/2026	204,516
25,083	3.34%, 04/01/2024	26,236
9,925	3.45%, 01/01/2024	10,475
9,857	3.47%, 01/01/2024	10,417
6,925,000	3.50%, 08/01/2045(12)	7,185,878
2,300,000	3.50%, 09/01/2045(12)	2,380,266
24,521	3.67%, 08/01/2023	26,394
5,000	3.70%, 10/01/2023	5,366
10,000	3.76%, 03/01/2024	10,759
15,000	3.86%, 12/01/2025	16,210
5,000	3.86%, 11/01/2023	5,415
24,383	3.87%, 10/01/2025	26,358
34,606	3.89%, 05/01/2030	37,390
35,000	3.93%, 10/01/2023	38,496
9,845	3.96%, 05/01/2034	10,778
10,000	3.97%, 05/01/2029	10,753
600,000	4.00%, 08/01/2030(12)	629,437
68,161	4.00%, 08/01/2042	72,751
78,493	4.00%, 04/01/2045	83,775
96,658	4.00%, 05/01/2045	103,162
72,320	4.00%, 06/01/2045	77,186
1,675,000	4.00%, 08/01/2045(12)	1,781,912
97,618	4.02%, 11/01/2028	105,377
48,809	4.02%, 11/01/2028	52,689
19,290	4.06%, 10/01/2028	21,401
2,800,000	4.50%, 08/13/2045(12)	3,037,672
500,000	5.00%, 08/13/2045(12)	552,969
280,299	5.50%, 06/25/2042(5)	45,328
293,882	6.00%, 09/01/2039	333,004

		23,756,541

	GNMA - 10.2%
1,100,000	3.00%, 08/01/2045(12)	1,118,734
200,000	3.00%, 08/01/2045(12)	203,406
300,000	3.50%, 08/01/2045(12)	313,219
2,100,000	3.50%, 08/01/2045(12)	2,193,187

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 66,967	4.00%, 05/16/2042(5)	$10,840
900,000	4.00%, 08/01/2045(12)	958,219
2,400,000	4.00%, 08/01/2045(12)	2,548,547
790,588	4.50%, 09/20/2041	863,722
200,000	4.50%, 08/01/2045(12)	215,516
159,622	5.00%, 06/15/2041	177,077
206,918	5.00%, 10/16/2041(5)	35,132
320,033	5.00%, 03/15/2044	354,790
400,000	5.00%, 08/01/2045(12)	442,688
3,000	6.00%, 08/15/2032	3,421
240,562	6.00%, 06/15/2036	277,197
71,602	6.00%, 08/15/2036	82,495
57,600	6.00%, 12/15/2038	65,849
52,139	6.00%, 01/15/2039	59,383
114,657	6.00%, 01/15/2039	130,495
183,837	6.00%, 12/15/2040	209,295
100,000	6.00%, 08/01/2045(12)	112,840

		10,376,052

	Total U.S. Government Agencies (cost $45,684,501)	45,949,754

U.S. Government Securities - 9.0%
	U.S. Treasury Securities - 9.0%
	U.S. Treasury Bonds - 0.9%
90,347	0.25%, 01/15/2025(8)	88,285
135,408	0.38%, 07/15/2025(8)	134,054
126,138	2.38%, 01/15/2025(8)	147,769
150,000	2.50%, 02/15/2045	136,758
103,000	2.88%, 05/15/2043	101,753
70,000	3.13%, 02/15/2042	72,926
55,000	3.13%, 08/15/2044	57,032
89,000	3.50%, 02/15/2039	99,242
33,000	5.38%, 02/15/2031	45,367

		883,186

	U.S. Treasury Notes - 8.1%
420,100	0.13%, 04/15/2016(8)	418,131
261,705	0.13%, 04/15/2017(8)	262,809
205,716	0.13%, 04/15/2018(8)	207,098
76,103	0.13%, 04/15/2019(8)	76,395
157,373	0.13%, 04/15/2020(8)	157,189
204,849	0.13%, 01/15/2022(8)	202,033
180,938	0.13%, 07/15/2022(8)	178,747
257,520	0.13%, 01/15/2023(8)	251,927
60,081	0.13%, 07/15/2024(8)	58,349
137,928	0.38%, 07/15/2023(8)	137,766
160,000	0.50%, 02/28/2017	159,912
205,713	0.63%, 07/15/2021(8)	210,711
163,042	0.63%, 01/15/2024(8)	165,054
285,000	0.88%, 07/31/2019	279,968
200,000	1.00%, 03/15/2018	200,656
2,260,000	1.00%, 05/31/2018(13)	2,263,530
163,038	1.13%, 01/15/2021(8)	170,999
136,280	1.25%, 07/15/2020(8)	144,297
137,826	1.38%, 07/15/2018(8)	144,739
215,000	1.38%, 02/28/2019	216,193
38,483	1.38%, 01/15/2020(8)	40,738
225,000	1.38%, 02/29/2020	224,139
17,024	1.63%, 01/15/2018(8)	17,809
150,000	1.75%, 02/28/2022	148,570
83,517	1.88%, 07/15/2019(8)	90,094
269,539	2.00%, 01/15/2016(8)	270,697
138,430	2.13%, 01/15/2019(8)	149,148
80,000	2.13%, 05/15/2025	79,450
85,000	2.25%, 11/15/2024	85,418
76,586	2.38%, 01/15/2017(8)	79,488
206,035	2.50%, 07/15/2016(8)	211,314

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 200,000	2.50%, 05/15/2024		$205,547
172,082	2.63%, 07/15/2017(8)		182,339
530,000	3.25%, 03/31/2017(14)(15)		553,353

			8,244,607

	Total U.S. Government Securities (cost $9,149,978)		9,127,793

Preferred Stocks - 0.0%
	Diversified Financials - 0.0%
30	Citigroup Capital		764

	Total Preferred Stocks (cost $835)		764

	Total Long-Term Investments (cost $136,427,242)		134,634,794
Short-Term Investments - 2.7%
	Other Investment Pools & Funds - 2.7%
2,775,492	Fidelity Money Market Class 1		2,775,492

	Total Short-Term Investments (cost $2,775,492)		2,775,492

	Total Investments Excluding Purchased Options (cost $139,202,734)	135.7%	$137,410,286
	Total Purchased Options (cost $177,247)	0.1%	$153,965

	Total Investments (cost $139,379,981)^	135.8%	$137,564,251
	Other Assets and Liabilities	(35.8)%	(36,297,524)

	Total Net Assets	100.0%	$101,266,727

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$1,707,022
Unrealized Depreciation	(3,522,752)

Net Unrealized Depreciation	$(1,815,730)

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $22,080,721, which represents 21.8% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $0, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(5)	Securities disclosed are interest-only strips.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $9,277,543, which represents 9.2% of total net assets.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2015.
(10)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(11)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Represents or includes a TBA transaction.
(13)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts
(14)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

OTC Option Contracts Outstanding at July 31, 2015

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
BRL Call/USD Put	JPM	2.42 BRL per USD	09/28/15	BRL	70,000	$1	$499	$(498)
BRL Call/USD Put	JPM	2.42 BRL per USD	09/28/15	BRL	650,000	3	1,010	(1,007)
CNY Call/USD Put	BOA	6.13 CNY per USD	08/20/15	CNY	11,550,000	3,495	2,480	1,015
EUR Call/USD Put	BOA	1.27 EUR per USD	01/07/16	EUR	2,190,000	1,224	32,661	(31,437)
HKD Call/USD Put	GSC	7.75 HKD per USD	03/01/16	HKD	2,385,000	801	1,043	(242)
RUB Call/USD Put	GSC	36.97 RUB per USD	09/02/15	RUB	11,000,000	15	3,976	(3,961)
TRY Call/USD Put	JPM	2.72 TRY per USD	08/20/15	TRY	980,000	1,352	4,847	(3,495)

Total Calls					28,825,000	$6,891	$46,516	$(39,625)

Total purchased option contracts					28,825,000	$6,891	$46,516	$(39,625)

OTC Swaption Contracts Outstanding at July 31, 2015

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption USD	GSC	2.38%	07/25/16	USD	6,440,000	$147,074	$130,731	$16,343
Total purchased swaption contracts					6,440,000	$147,074	$130,731	$16,343

OTC Swaption Contracts Outstanding at July 31, 2015

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
Credit Default Swaption ITRAXX.EUR.23	BNP	362.50 EUR	08/19/15	EUR	(2,395,000)	$(93,527)	$(47,501)	$(46,026)

Written swaption contracts:
Puts
Credit Default Swaption ITRAXX.EUR.23	BNP	362.50 EUR	08/19/15	EUR	(2,395,000)	$(2,336)	$(49,348)	$47,012

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Futures Contracts Outstanding at July 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	95	09/30/2015	$11,315,007	$11,385,157	$70,150
U.S. Treasury CME Ultra Long Term Bond Future	1	09/21/2015	159,072	159,531	459

Total					$70,609

Short position contracts:
Canadian Government 10-Year Bond Future	24	09/21/2015	$2,608,027	$2,645,711	$(37,684)
Euro-BOBL Future	9	09/08/2015	1,290,176	1,295,687	(5,511)
Euro-Bund Future	12	09/08/2015	2,053,530	2,097,856	(44,326)
U.S. Treasury 10-Year Note Future	105	09/21/2015	13,160,150	13,380,938	(220,788)
U.S. Treasury Long Bond Future	25	09/21/2015	3,800,893	3,898,437	(97,544)

Total					$(405,853)

Total futures contracts					$(335,244)

TBA Sale Commitments Outstanding at July 31, 2015
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 5.50%	$300,000	08/01/2045	$335,438	$(1,266)
FNMA, 3.00%	700,000	08/01/2030	726,384	(5,056)
FNMA, 3.00%	400,000	09/01/2045	401,337	(1,525)
FNMA, 3.50%	500,000	08/01/2030	527,344	(1,797)
FNMA, 5.50%	300,000	08/01/2045	336,891	94
GNMA, 3.00%	800,000	08/01/2045	813,625	(10,750)
GNMA, 3.50%	300,000	08/01/2045	313,312	(3,640)
GNMA, 4.50%	100,000	08/01/2045	107,758	(164)
Total			$3,562,089	$(24,104)

At July 31, 2015, the aggregate market value of these securities represents (3.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	JPM	USD	119,278	(0.32%)	07/25/45	$31,310	$—	$23,550	$(7,760)
ABX.HE.AAA.06-1	JPM	USD	2,448	(0.18%)	07/25/45	61	—	42	(19)
ABX.HE.AAA.06-1	MSC	USD	7,345	(0.18%)	07/25/45	149	—	126	(23)
ABX.HE.AAA.06-1	JPM	USD	1,224	(0.18%)	07/25/45	47	—	21	(26)
ABX.HE.AAA.06-1	JPM	USD	34,276	(0.18%)	07/25/45	643	—	588	(55)
ABX.HE.AAA.06-1	JPM	USD	6,121	(0.18%)	07/25/45	164	—	105	(59)
ABX.HE.AAA.06-1	JPM	USD	8,569	(0.18%)	07/25/45	207	—	147	(60)
ABX.HE.AAA.06-1	MSC	USD	18,362	(0.18%)	07/25/45	545	—	314	(231)
ABX.HE.AAA.06-1	BOA	USD	12,242	(0.18%)	07/25/45	666	—	210	(456)
ABX.HE.AAA.06-1	BCLY	USD	7,345	(0.18%)	07/25/45	684	—	126	(558)
ABX.HE.AAA.06-1	MSC	USD	11,017	(0.18%)	07/25/45	1,119	—	189	(930)
ABX.HE.AAA.06-1	GSC	USD	22,035	(0.18%)	07/25/45	1,983	—	377	(1,606)
ABX.HE.AAA.07-1	JPM	USD	84,094	(0.09%)	08/25/37	21,419	—	18,050	(3,369)
ABX.HE.AAA.07-1	GSC	USD	112,125	(0.09%)	08/25/37	27,533	—	24,067	(3,466)
ABX.HE.AAA.07-1	MSC	USD	96,107	(0.09%)	08/25/37	24,137	—	20,629	(3,508)
ABX.HE.AAA.07-1	MSC	USD	168,188	(0.09%)	08/25/37	40,109	—	36,101	(4,008)
ABX.HE.AAA.07-1	MSC	USD	292,326	(0.09%)	08/25/37	69,731	—	62,748	(6,983)
ABX.HE.AAA.07-1	CSI	USD	284,317	(0.09%)	08/25/37	80,276	—	61,029	(19,247)
ABX.HE.PENAAA.06-2	JPM	USD	51,025	(0.11%)	05/25/46	6,872	—	6,020	(852)
ABX.HE.PENAAA.06-2	JPM	USD	48,408	(0.11%)	05/25/46	9,370	—	5,711	(3,659)
ABX.HE.PENAAA.06-2	BCLY	USD	28,783	(0.11%)	05/25/46	8,231	—	3,396	(4,835)

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

ABX.HE.PENAAA.06-2	MSC	USD	172,700	(0.11%)	05/25/46	37,778	—	$20,375	(17,403)
ABX.HE.PENAAA.06-2	GSC	USD	159,616	(0.11%)	05/25/46	39,904	—	18,831	(21,073)
ABX.HE.PENAAA.06-2	JPM	USD	167,466	(0.11%)	05/25/46	43,960	—	19,758	(24,202)
CDX.EM.23	GSC	USD	1,255,000	(1.00%)	06/20/20	119,013	—	116,041	(2,972)
CMBX.NA.A.7	JPM	USD	205,000	(2.00%)	01/17/47	—	(4,213)	1,914	6,127
CMBX.NA.A.7	BCLY	USD	35,000	(2.00%)	01/17/47	—	(202)	329	531
CMBX.NA.A.7	JPM	USD	45,000	(2.00%)	01/17/47	—	(86)	420	506
CMBX.NA.AA.2	CSI	USD	226,283	(0.15%)	03/15/49	68,956	—	76,647	7,691
CMBX.NA.AA.2	CSI	USD	212,140	(0.15%)	03/15/49	66,756	—	71,856	5,100
CMBX.NA.AA.2	GSC	USD	179,140	(0.15%)	03/15/49	57,154	—	60,679	3,525
CMBX.NA.AA.2	CSI	USD	37,714	(0.15%)	03/15/49	11,557	—	12,775	1,218
CMBX.NA.AA.2	BOA	USD	183,855	(0.15%)	03/15/49	69,693	—	62,275	(7,418)
CMBX.NA.AA.2	MSC	USD	127,284	(0.15%)	03/15/49	50,782	—	43,114	(7,668)
CMBX.NA.AA.2	BOA	USD	216,854	(0.15%)	03/15/49	82,202	—	73,453	(8,749)
CMBX.NA.AA.2	JPM	USD	273,425	(0.15%)	03/15/49	102,789	—	92,615	(10,174)
CMBX.NA.AA.7	CSI	USD	260,000	(1.50%)	01/17/47	—	(1,344)	1,880	3,224
CMBX.NA.AA.7	CSI	USD	185,000	(1.50%)	01/17/47	—	(1,676)	1,329	3,005
CMBX.NA.AA.7	CSI	USD	315,000	(1.50%)	01/17/47	—	(76)	2,262	2,338
CMBX.NA.AA.7	MSC	USD	105,000	(1.50%)	01/17/47	—	(1,234)	754	1,988
CMBX.NA.AA.7	MSC	USD	120,000	(1.50%)	01/17/47	—	(1,032)	861	1,893
CMBX.NA.AA.7	CSI	USD	70,000	(1.50%)	01/17/47	—	(768)	502	1,270
CMBX.NA.AA.7	CSI	USD	180,000	(1.50%)	01/17/47	706	—	1,293	587
CMBX.NA.AA.7	CSI	USD	170,000	(1.50%)	01/17/47	787	—	1,221	434
CMBX.NA.AA.7	CSI	USD	170,000	(1.50%)	01/17/47	916	—	1,221	305
CMBX.NA.AJ.1	JPM	USD	9,892	(0.84%)	10/12/52	432	—	116	(316)
CMBX.NA.AJ.1	BOA	USD	84,084	(0.84%)	10/12/52	1,360	—	988	(372)
CMBX.NA.AJ.1	JPM	USD	93,976	(0.84%)	10/12/52	1,807	—	1,102	(705)
CMBX.NA.AJ.1	MSC	USD	138,491	(0.84%)	10/12/52	9,694	—	1,624	(8,070)
CMBX.NA.AJ.1	JPM	USD	143,437	(0.84%)	10/12/52	10,135	—	1,683	(8,452)
CMBX.NA.AJ.2	CSI	USD	242,960	(1.09%)	03/15/49	19,647	—	21,175	1,528
CMBX.NA.AJ.2	GSC	USD	99,167	(1.09%)	03/15/49	7,322	—	8,643	1,321
CMBX.NA.AJ.2	JPM	USD	89,251	(1.09%)	03/15/49	7,448	—	7,779	331
CMBX.NA.AJ.2	GSC	USD	74,375	(1.09%)	03/15/49	6,361	—	6,484	123
CMBX.NA.AJ.2	DEUT	USD	307,419	(1.09%)	03/15/49	27,293	—	26,794	(499)
CMBX.NA.AJ.3	GSC	USD	162,536	(1.47%)	12/13/49	30,525	—	30,005	(520)
CMBX.NA.AJ.3	GSC	USD	123,133	(1.47%)	12/13/49	23,711	—	22,726	(985)
CMBX.NA.AJ.4	GSC	USD	154,388	(0.96%)	02/17/51	25,968	—	28,510	2,542
CMBX.NA.AJ.4	MSC	USD	164,349	(0.96%)	02/17/51	28,277	—	30,349	2,072
CMBX.NA.AJ.4	GSC	USD	99,605	(0.96%)	02/17/51	16,625	—	18,393	1,768
CMBX.NA.AJ.4	GSC	USD	99,605	(0.96%)	02/17/51	17,059	—	18,394	1,335
CMBX.NA.AJ.4	CSI	USD	104,585	(0.96%)	02/17/51	18,172	—	19,313	1,141
CMBX.NA.AJ.4	MSC	USD	363,561	(0.96%)	02/17/51	66,718	—	67,146	428
CMBX.NA.AJ.4	CSI	USD	204,191	(0.96%)	02/17/51	37,526	—	37,706	180
CMBX.NA.AJ.4	GSC	USD	104,585	(0.96%)	02/17/51	19,220	—	19,313	93
CMBX.NA.AJ.4	CSI	USD	159,368	(0.96%)	02/17/51	29,673	—	29,429	(244)
CMBX.NA.AJ.4	CSI	USD	69,724	(0.96%)	02/17/51	13,653	—	12,875	(778)
CMBX.NA.AJ.4	MSC	USD	94,625	(0.96%)	02/17/51	18,753	—	17,474	(1,279)
CMBX.NA.AJ.4	DEUT	USD	199,211	(0.96%)	02/17/51	38,073	—	36,787	(1,286)
CMBX.NA.AJ.4	MSC	USD	99,606	(0.96%)	02/17/51	19,741	—	18,393	(1,348)
CMBX.NA.AJ.4	MSC	USD	34,862	(0.96%)	02/17/51	10,306	—	6,438	(3,868)
CMBX.NA.AJ.4	JPM	USD	438,265	(0.96%)	02/17/51	85,724	—	80,931	(4,793)
CMBX.NA.AJ.4	MSC	USD	224,113	(0.96%)	02/17/51	87,633	—	41,385	(46,248)
CMBX.NA.AM.2	MSC	USD	310,000	(0.50%)	03/15/49	1,544	—	558	(986)
CMBX.NA.AM.2	JPM	USD	35,000	(0.50%)	03/15/49	1,130	—	63	(1,067)
CMBX.NA.AM.2	JPM	USD	375,000	(0.50%)	03/15/49	2,722	—	669	(2,053)
CMBX.NA.AM.2	DEUT	USD	170,000	(0.50%)	03/15/49	9,775	—	304	(9,471)
CMBX.NA.AM.2	CSI	USD	425,000	(0.50%)	03/15/49	26,031	—	759	(25,272)
CMBX.NA.AM.2	MSC	USD	575,000	(0.50%)	03/15/49	28,380	—	1,027	(27,353)
CMBX.NA.AM.4	GSC	USD	50,000	(0.50%)	02/17/51	1,142	—	900	(242)
CMBX.NA.AM.4	CSI	USD	55,000	(0.50%)	02/17/51	1,540	—	988	(552)
CMBX.NA.AM.4	JPM	USD	20,000	(0.50%)	02/17/51	1,589	—	359	(1,230)
CMBX.NA.AM.4	GSC	USD	160,000	(0.50%)	02/17/51	25,100	—	2,875	(22,225)
CMBX.NA.AS.6	CSI	USD	115,000	(1.00%)	05/11/63	—	(228)	594	822
CMBX.NA.AS.6	CSI	USD	145,000	(1.00%)	05/11/63	1,186	—	745	(441)
CMBX.NA.AS.6	CSI	USD	455,000	(1.00%)	05/11/63	5,968	—	2,338	(3,630)
CMBX.NA.AS.7	CSI	USD	60,000	(1.00%)	01/17/47	318	—	821	503
CMBX.NA.AS.7	CSI	USD	70,000	(1.00%)	01/17/47	1,115	—	956	(159)

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

CMBX.NA.AS.7	CSI	USD	45,000	(1.00%)	01/17/47	775	—	$615	(160)
CMBX.NA.AS.7	GSC	USD	195,000	(1.00%)	01/17/47	4,495	—	2,663	(1,832)
CMBX.NA.AS.7	CSI	USD	240,000	(1.00%)	01/17/47	5,555	—	3,277	(2,278)

Total						$1,875,430	$(10,859)	$1,578,417	$(286,154)

Sell protection:
CMBX.NA.A.2	JPM	USD	35,549	0.25%	03/15/49	$—	$(22,924)	$(22,150)	$774
CMBX.NA.A.2	MSC	USD	106,648	0.25%	03/15/49	—	(67,073)	(66,450)	623
CMBX.NA.A.2	BOA	USD	71,099	0.25%	03/15/49	—	(44,673)	(44,300)	373
CMBX.NA.A.2	MSC	USD	51,349	0.25%	03/15/49	—	(32,274)	(31,994)	280
CMBX.NA.A.2	MSC	USD	27,650	0.25%	03/15/49	—	(17,436)	(17,228)	208
CMBX.NA.A.2	GSC	USD	51,349	0.25%	03/15/49	—	(32,192)	(31,995)	197
CMBX.NA.A.2	BOA	USD	7,900	0.25%	03/15/49	—	(4,990)	(4,922)	68
CMBX.NA.A.2	BOA	USD	114,548	0.25%	03/15/49	—	(64,855)	(71,372)	(6,517)
CMBX.NA.AAA.6	JPM	USD	975,000	0.50%	05/11/63	—	(32,120)	(18,022)	14,098
CMBX.NA.AAA.6	DEUT	USD	965,000	0.50%	05/11/63	—	(23,522)	(17,838)	5,684
CMBX.NA.AAA.6	CSI	USD	865,000	0.50%	05/11/63	—	(19,389)	(15,989)	3,400
CMBX.NA.AAA.6	CSI	USD	1,245,000	0.50%	05/11/63	—	(24,847)	(23,013)	1,834
CMBX.NA.AAA.6	CSI	USD	215,000	0.50%	05/11/63	—	(4,167)	(3,974)	193
CMBX.NA.AAA.6	GSC	USD	1,035,000	0.50%	05/11/63	—	(12,332)	(19,146)	(6,814)
CMBX.NA.AAA.8	DEUT	USD	4,401,000	0.50%	10/17/57	—	(161,906)	(184,295)	(22,389)
CMBX.NA.AAA.8	BOA	USD	7,583,000	0.50%	10/17/57	—	(272,244)	(317,544)	(45,300)
CMBX.NA.BB.6	MSC	USD	655,000	5.00%	05/11/63	—	(41,949)	(1)	41,948
CMBX.NA.BB.6	BOA	USD	380,000	5.00%	05/11/63	—	(3,608)	—	3,608
CMBX.NA.BB.6	CSI	USD	155,000	5.00%	05/11/63	1,987	—	(1)	(1,988)
CMBX.NA.BB.6	CSI	USD	204,000	5.00%	05/11/63	3,449	—	—	(3,449)
CMBX.NA.BB.6	CSI	USD	550,000	5.00%	05/11/63	3,736	—	(1)	(3,737)
CMBX.NA.BB.7	CSI	USD	155,000	5.00%	01/17/47	—	(7,602)	(2,740)	4,862
CMBX.NA.BB.7	BOA	USD	105,000	5.00%	01/17/47	—	(4,807)	(1,856)	2,951
CMBX.NA.BB.7	CSI	USD	180,000	5.00%	01/17/47	—	(5,999)	(3,182)	2,817
CMBX.NA.BB.7	CSI	USD	45,000	5.00%	01/17/47	—	(2,443)	(795)	1,648
CMBX.NA.BB.7	DEUT	USD	155,000	5.00%	01/17/47	—	(3,903)	(2,740)	1,163
CMBX.NA.BB.7	CSI	USD	285,000	5.00%	01/17/47	—	(4,368)	(5,038)	(670)
CMBX.NA.BB.7	BOA	USD	185,000	5.00%	01/17/47	—	(865)	(3,301)	(2,436)
CMBX.NA.BB.8	CSI	USD	65,000	5.00%	10/17/57	—	(4,870)	(4,218)	652
CMBX.NA.BB.8	JPM	USD	65,000	5.00%	10/17/57	—	(4,870)	(4,218)	652
CMBX.NA.BB.8	CSI	USD	50,000	5.00%	10/17/57	—	(3,840)	(3,245)	595
CMBX.NA.BB.8	BOA	USD	145,000	5.00%	10/17/57	—	(10,417)	(10,012)	405
CMBX.NA.BB.8	CSI	USD	45,000	5.00%	10/17/57	—	(3,259)	(3,107)	152
CMBX.NA.BB.8	CSI	USD	60,000	5.00%	10/17/57	—	(3,775)	(4,143)	(368)
CMBX.NA.BB.8	CSI	USD	60,000	5.00%	10/17/57	—	(3,642)	(4,143)	(501)
CMBX.NA.BB.8	GSC	USD	60,000	5.00%	10/17/57	—	(3,152)	(4,152)	(1,000)
CMBX.NA.BB.8	BCLY	USD	180,000	5.00%	10/17/57	—	(11,161)	(12,429)	(1,268)
CMBX.NA.BB.8	BCLY	USD	105,000	5.00%	10/17/57	—	(5,703)	(7,265)	(1,562)
CMBX.NA.BB.8	GSC	USD	125,000	5.00%	10/17/57	—	(6,659)	(8,649)	(1,990)
PrimeX.ARM.2	MSC	USD	267,903	4.58%	12/25/37	—	(20,951)	10,285	31,236
PrimeX.ARM.2	JPM	USD	94,761	4.58%	12/25/37	2,867	—	3,626	759
PrimeX.ARM.2	MSC	USD	33,459	4.58%	12/25/37	1,118	—	1,285	167

Total						$13,157	$(994,787)	$(960,272)	$21,358

Total traded indices						$1,888,587	$(1,005,646)	$618,145	$(264,796)

Credit default swaps on single-name issues:
Buy protection:
Russian Foreign Bond - Eurobond	GSC	USD	30,000	(1.00%)/3.20%	12/20/19	$5,711	$—	$2,615	$(3,096)

Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	GSC	USD	1,150,000	1.00%/0.34%	09/20/17	$—	$(79,974)	$17,550	$97,524
Bank of America Corp.	CSI	USD	945,000	1.00%/0.37%	12/20/17	—	(20,214)	15,203	35,417
Brazil Government International Bond	GSC	USD	140,000	1.00%/2.88%	09/20/20	—	(10,213)	(12,193)	(1,980)
Citigroup, Inc.	GSC	USD	1,310,000	1.00%/0.39%	09/20/17	—	(85,299)	18,589	103,888
Citigroup, Inc.	GSC	USD	785,000	1.00%/0.43%	12/20/17	—	(14,220)	11,541	25,761
Goldman Sachs Group, Inc.	UBS	USD	555,000	1.00%/0.43%	09/20/17	—	(40,997)	7,412	48,409

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Goldman Sachs Group, Inc.	CSI	USD	495,000	1.00%/0.47%	12/20/17	—	(15,167)	$6,779	21,946
Mexico Government International Bond	GSC	USD	135,000	1.00%/1.34%	09/20/20	—	(1,947)	(2,085)	(138)
Morgan Stanley	BCLY	USD	525,000	1.00%/0.41%	09/20/17	—	(58,793)	7,199	65,992
Morgan Stanley	GSC	USD	520,000	1.00%/0.46%	12/20/17	—	(26,468)	7,358	33,826
Penerbangan Malaysia Bhd	JPM	USD	110,000	1.00%/1.42%	06/20/20	—	(1,205)	(2,002)	(797)
Philippines Government International Bond	BOA	USD	80,000	1.00%/0.94%	06/20/20	406	—	310	(96)
Philippines Government International Bond	MSC	USD	135,000	1.00%/0.99%	09/20/20	916	—	234	(682)
Russian Foreign Bond - Eurobond	BCLY	USD	145,000	1.00%/3.35%	09/20/20	—	(14,867)	(15,441)	(574)
South Africa Government International Bond	JPM	USD	140,000	1.00%/2.17%	09/20/20	—	(7,015)	(7,685)	(670)
South Africa Government International Bond	BCLY	USD	145,000	1.00%/2.17%	09/20/20	—	(7,129)	(7,960)	(831)

Total						$1,322	$(383,508)	$44,809	$426,995

Total single-name issues						$7,033	$(383,508)	$47,424	$423,899

Total OTC contracts						$1,895,620	$(1,389,154)	$665,569	$159,103

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding July 31, 2015

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CDX.NA.HY.24	USD	3,454,110	(5.00%)	06/20/20	$(218,566)	$(235,528)	$(16,962)
CDX.NA.IGS.24	USD	5,399,000	(1.00%)	06/20/20	(68,475)	(80,914)	(12,439)
ITRAXX.XOV.23	EUR	1,415,000	(5.00%)	06/20/20	(149,593)	(156,221)	(6,628)

Total					$(436,634)	$(472,663)	$(36,029)

Total					$(436,634)	$(472,663)	$(36,029)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2015

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
DEUT	1.98% Fixed	CPURNSA	USD	3,085,000	04/02/25	$—	$—	$266	$266

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2015

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

2.35% Fixed	3M USD LIBOR	USD	1,025,000	09/16/25	$854	$—	$(2,050)	$(2,904)
3.46% Fixed	3M USD LIBOR	USD	370,000	06/30/35	—	—	(9,097)	(9,097)
3M USD LIBOR	3.36% Fixed	USD	580,000	06/30/25	—	—	9,847	9,847

Total					$854	$—	$(1,300)	$(2,154)

OTC Total Return Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party	Notional Amount	Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

JPM Corp EMBI	JPM	USD 3,055,000	3M LIBOR - 1.50%	12/21/15	$—	$—	$—	$0

Spreadlock Swap Contracts Outstanding at July 31, 2015
Counterparty	Strike Price (1)	Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value †	Unrealized Appreciation/ (Depreciation)

JPM	0.58%	16,800,000	11/02/15	$—	$—	$0

(1)	This is a spreadlock swap between the 10-Year interest rate swap curve and the yield to maturity on a 30-Year FNMA. If the rate on the 30-Year FNMA minus the 10-Year CMS (constant maturity swap) rate is greater than 0.58%, the Fund will receive money from the counterpary based on the differential. If the rate on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.58%, the Fund will pay the counterpary.

Cross Currency Swap Contracts Outstanding at July 31, 2015

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid/ (Received)	Market Value †	Unrealized Appreciation/ (Depreciation)

Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 3.39% based on the notional amount of currency received	09/16/16	BOA	USD 182,663	CNY 1,140,000	$(924)	$(921)	$3
Fixed Rate equal to 3.39% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/16/16	BOA	CNY 1,140,000	USD 182,663	924	477	(447)

Total						$—	$(444)	$(444)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Sell	08/31/15	BCLY	$774,115	$776,294	$(2,179)
BRL	Buy	09/02/15	SCB	200,703	197,627	(3,076)
BRL	Buy	09/02/15	MSC	443,228	429,874	(13,354)
BRL	Sell	09/02/15	MSC	640,969	627,501	13,468
CAD	Sell	08/31/15	RBC	792,167	792,740	(573)
CHF	Sell	08/31/15	UBS	1,556,864	1,540,390	16,474
CLP	Buy	09/16/15	BOA	17,216	16,981	(235)
CNY	Buy	07/28/16	JPM	181,050	178,187	(2,863)
COP	Buy	09/16/15	SCB	25,994	23,383	(2,611)
COP	Buy	09/16/15	SCB	52,990	46,773	(6,217)
COP	Sell	09/16/15	SCB	85,459	75,433	10,026
COP	Sell	09/16/15	SCB	41,921	37,711	4,210
CZK	Sell	09/16/15	CBK	167,101	163,907	3,194
CZK	Sell	09/16/15	GSC	30,539	30,428	111
EUR	Buy	09/16/15	JPM	232,966	227,480	(5,486)
EUR	Buy	09/18/15	CBA	44,949	43,959	(990)
EUR	Sell	08/31/15	BNP	1,627,279	1,613,947	13,332
EUR	Sell	08/31/15	HSBC	1,627,959	1,615,046	12,913
EUR	Sell	08/31/15	DEUT	1,627,882	1,615,045	12,837
EUR	Sell	09/16/15	WEST	2,173,994	2,104,465	69,529
EUR	Sell	09/16/15	JPM	310,621	303,306	7,315
EUR	Sell	09/16/15	TDB	100,142	97,806	2,336
EUR	Sell	09/16/15	CBK	137,672	137,367	305
EUR	Sell	09/18/15	SSG	174,616	148,361	26,255
EUR	Sell	03/15/17	BOA	583,903	584,625	(722)
EUR	Sell	03/15/17	BOA	311,771	324,171	(12,400)
GBP	Buy	08/28/15	RBS	1,572,488	1,584,744	12,256
GBP	Sell	08/28/15	RBS	858,284	864,974	(6,690)
GBP	Sell	09/16/15	MSC	131,266	131,135	131
GBP	Sell	09/16/15	BOA	173,014	174,847	(1,833)
GHS	Sell	09/18/15	JPM	48,584	56,472	(7,888)
GHS	Sell	09/18/15	DEUT	59,607	69,134	(9,527)
HKD	Sell	03/03/16	GSC	154,110	154,129	(19)
IDR	Buy	09/16/15	JPM	214,194	213,201	(993)
IDR	Sell	09/16/15	GSC	152,179	152,198	(19)
IDR	Sell	09/16/15	JPM	60,942	61,003	(61)
IDR	Sell	05/18/16	BCLY	75,234	75,654	(420)
IDR	Sell	05/18/16	JPM	73,575	74,191	(616)
INR	Buy	09/16/15	JPM	196,307	195,515	(792)
INR	Buy	09/16/15	DEUT	156,274	155,330	(944)
JPY	Sell	08/31/15	BNP	809,003	808,115	888
KES	Buy	09/16/15	CBK	215,170	211,308	(3,862)
MXN	Buy	09/17/15	DEUT	212,600	202,825	(9,775)
MXN	Sell	09/17/15	RBC	532,516	516,031	16,485
MXN	Sell	09/17/15	RBC	211,066	202,393	8,673
MXN	Sell	09/17/15	HSBC	148,342	141,607	6,735
MXN	Sell	09/17/15	UBS	130,177	126,766	3,411
MYR	Buy	09/17/15	DEUT	84,444	83,342	(1,102)
MYR	Buy	09/17/15	HSBC	84,831	83,342	(1,489)
MYR	Buy	09/17/15	JPM	105,988	104,177	(1,811)
MYR	Sell	09/17/15	JPM	360,013	359,412	601
RSD	Buy	09/18/15	SSG	161,242	145,671	(15,571)
THB	Buy	09/16/15	JPM	192,324	190,917	(1,407)
TRY	Buy	09/16/15	GSC	195,489	195,788	299
TRY	Buy	09/16/15	UBS	211,083	210,027	(1,056)
TRY	Buy	09/16/15	JPM	207,375	202,196	(5,179)
TRY	Sell	09/16/15	HSBC	214,788	210,028	4,760
TRY	Sell	09/16/15	CBK	396,559	397,984	(1,425)
UYU	Buy	09/16/15	HSBC	73,583	70,484	(3,099)
UYU	Buy	09/16/15	HSBC	70,605	66,968	(3,637)
UYU	Buy	09/16/15	HSBC	74,176	70,484	(3,692)
UYU	Buy	09/16/15	HSBC	169,745	161,887	(7,858)
UYU	Sell	09/16/15	HSBC	384,894	369,822	15,072
UYU	Sell	09/16/15	HSBC	77,398	74,138	3,260
ZAR	Buy	09/16/15	BOA	157,591	155,294	(2,297)
ZAR	Buy	09/16/15	BOA	157,964	155,451	(2,513)
ZAR	Buy	09/16/15	HSBC	285,903	281,427	(4,476)
ZAR	Sell	09/16/15	CBK	754,804	743,627	11,177
ZMW	Buy	09/16/15	CBK	54,107	53,000	(1,107)

Total						$124,189

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EMBI	Emerging Markets Bond Index
ITRAXX.EUR	Markit i Traxx - Europe
ITRAXX.XOV	Markit i Traxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Other Abbreviations:
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Index
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
TBA	To Be Announced

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$30,657,362	$—	$30,657,362	$0
Corporate Bonds	23,264,660	—	23,264,660	—
Foreign Government Obligations	7,385,080	—	7,385,080	—
Municipal Bonds	971,178	—	971,178	—
Senior Floating Rate Interests	17,278,203	—	17,278,203	—
U.S. Government Agencies	45,949,754	—	45,949,754	—
U.S. Government Securities	9,127,793	—	9,127,793	—
Preferred Stocks	764	764	—	—
Short-Term Investments	2,775,492	2,775,492	—	—
Purchased Options	153,965	—	153,965	—
Foreign Currency Contracts(2)	276,053	—	276,053	—
Futures Contracts(2)	70,609	70,609	—	—
Swaps - Credit Default(2)	608,039	—	608,039	—
Swaps - Cross Currency(2)	3	—	—	3
Swaps - Interest Rate(2)	10,113	—	10,113	—

Total	$138,529,068	$2,846,865	$135,682,200	$3

Liabilities
Foreign Currency Contracts(2)	$(151,864)	$—	$(151,864)	$—
Futures Contracts(2)	(405,853)	(405,853)	—	—
Swaps - Credit Default(2)	(484,965)	—	(484,965)	—
Swaps - Cross Currency(2)	(447)	—	—	(447)
Swaps - Interest Rate(2)	(12,001)	—	(12,001)	—
TBA Sale Commitments	(3,562,089)	—	(3,562,089)	—
Written Options	(95,863)	—	(95,863)	—

Total	$(4,713,082)	$(405,853)	$(4,306,782)	$(447)

(1) For the period ended July 31, 2015, investments valued at $631,673 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The Hartford Unconstrained Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Corporate Bonds	Swaps	Total
Beginning balance	$4,950,790	281,746	10,744	$5,243,280
Purchases	644,411.00	-	-	644,411
Sales	(1,415,386)	(281,746)	-	(1,697,132)
Accrued discounts/(premiums)	66,415	-	-	66,415
Total realized gain/(loss)	203,169	-	-	203,169
Net change in unrealized appreciation/depreciation	(161,392)	-	(444)	(161,836)
Transfers into Level 3 (1)	-	-	-	-
Transfers out of Level 3 (1)	(4,288,007)	-	(10,744)	(4,298,751)
Ending balance	$-	$-	$(444)	$(444)

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $(444).

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 14.9%
	Bermuda - 0.0%
$ 478,500	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	$480,247

	Cayman Islands - 5.2%
5,000,000	A Voce CLO Ltd. 1.75%, 07/15/2026(1)(2)	4,968,000
4,615,000	American Money Management Corp. 1.73%, 07/27/2026(1)(2)	4,601,155
555,000	Apidos CDO 2.14%, 07/15/2023(1)(2)	554,334
	Apidos CLO
2,900,000	1.27%, 04/15/2025(1)(2)	2,851,570
3,840,000	1.62%, 01/19/2025(1)(2)	3,832,320
4,500,000	1.71%, 07/22/2026(1)(2)	4,492,350
3,360,000	1.71%, 07/18/2027(1)(2)	3,354,288
2,005,000	2.64%, 01/16/2027(1)(2)	2,009,612
	Ares CLO Ltd.
2,264,681	1.14%, 04/20/2023(1)(2)	2,258,340
3,845,000	1.69%, 04/17/2026(1)(2)	3,844,615
1,735,000	Atrium CDO Corp. 2.03%, 11/16/2022(1)(2)	1,714,701
2,725,000	Babson CLO Ltd. 1.39%, 04/20/2025(1)(2)	2,685,488
	Carlyle Global Market Strategies
875,000	1.44%, 04/18/2025(1)(2)	863,625
2,905,000	1.58%, 07/20/2023(1)(2)	2,903,548
1,570,000	2.07%, 04/20/2022(1)(2)	1,567,959
3,390,000	Carlyle Global Market Strategies CLO Ltd. 1.41%, 07/15/2025(1)(2)	3,336,438
	Cent CLO Ltd.
2,335,000	1.76%, 11/07/2026(1)(2)	2,325,660
3,970,000	1.78%, 01/25/2026(1)(2)	3,966,427
2,780,000	1.79%, 07/27/2026(1)(2)	2,776,386
4,555,000	CIFC Funding Ltd. 1.79%, 04/18/2025(1)(2)	4,541,790
	Dryden Senior Loan Fund
3,990,000	1.52%, 04/18/2026(1)(2)	3,972,045
4,575,000	1.54%, 07/17/2023(1)(2)	4,572,712
3,420,000	1.56%, 11/15/2023(1)(2)	3,418,290
4,375,000	1.70%, 07/15/2027(1)(2)	4,368,437
7,900,000	1.77%, 07/15/2026(1)(2)	7,898,420
2,455,000	Eaton Vance CLO Ltd. 1.74%, 07/15/2026(1)(2)	2,439,043
250,000	Galaxy CLO Ltd. 1.81%, 01/24/2027(1)(2)	251,025
2,235,000	Gramercy Park CLO Ltd. 1.59%, 07/17/2023(1)(2)	2,230,977
	ING Investment Management CLO Ltd.
3,824,293	1.48%, 03/14/2022(1)(2)	3,822,380
4,220,000	1.79%, 04/18/2026(1)(2)	4,214,514
1,100,000	LCM Ltd. 2.19%, 04/15/2022(1)(2)	1,098,680
4,130,000	Limerock CLO 1.68%, 04/18/2026(1)(2)	4,121,327
	Madison Park Funding Ltd.
2,390,000	1.74%, 01/19/2025(1)(2)	2,381,635
3,760,000	1.79%, 07/20/2026(1)(2)	3,758,120
1,585,000	2.50%, 04/22/2022(1)(2)	1,582,940
	Magnetite CLO Ltd.
4,365,000	1.60%, 07/25/2026(1)(2)	4,355,397
2,290,000	1.77%, 04/15/2026(1)(2)	2,289,313
1,320,000	2.49%, 04/15/2027(1)(2)	1,319,868
	Neuberger Berman CLO Ltd.
4,245,000	1.75%, 08/04/2025(1)(2)	4,233,963

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 3,030,000	1.76%, 04/15/2026(1)(2)	$3,023,637
650,000	Oaktree EIF II Ltd. 1.91%, 02/15/2026(1)(2)	650,260
4,455,000	OCP CLO Ltd. 1.80%, 04/17/2027(1)(2)	4,453,663
1,592,363	OHA Intrepid Leveraged Loan Fund Ltd. 1.21%, 04/20/2021(1)(2)	1,591,248
	OZLM Funding Ltd.
3,880,000	1.79%, 01/17/2026(1)(2)	3,883,492
11,510,000	1.84%, 04/17/2026(1)(2)	11,504,245
	Race Point CLO Ltd.
2,290,000	1.53%, 02/20/2025(1)(2)	2,258,169
500,000	1.77%, 04/15/2027(1)(2)	498,100
3,825,000	2.41%, 05/24/2023(1)(2)	3,820,028
825,000	2.51%, 04/15/2027(1)(2)	826,073
1,555,000	Seneca Park CLO Ltd. 1.77%, 07/17/2026(1)(2)	1,553,601
2,435,000	Sheridan Square CLO Ltd. 1.46%, 04/15/2025(1)(2)	2,403,832
	Symphony CLO Ltd.
5,165,000	1.56%, 07/23/2023(1)(2)	5,155,703
6,095,000	1.74%, 10/17/2026(1)(2)	6,078,543
4,355,000	1.77%, 07/14/2026(1)(2)	4,356,742
4,975,000	Venture CLO Ltd. 1.58%, 11/14/2022(1)(2)	4,972,512
	Voya CLO Ltd.
1,725,000	1.62%, 07/17/2026(1)(2)	1,721,205
1,695,000	2.24%, 10/15/2022(1)(2)	1,693,305

		182,222,050

	United Kingdom - 0.3%
GBP 425,000	Canary Wharf Finance II plc 5.95%, 10/22/2037(3)	815,570
	Granite Master Issuer plc
$ 879,051	0.26%, 12/20/2054(1)(2)	872,457
2,683,475	0.27%, 12/17/2054(2)	2,663,349
1,404,158	0.27%, 12/20/2054(2)	1,394,610
381,393	0.27%, 12/20/2054(2)	378,800
3,159,932	0.27%, 12/20/2054(2)	3,138,444
242,542	0.33%, 12/20/2054(2)	241,111
301,639	0.37%, 12/17/2054(2)	299,949

		9,804,290

	United States - 9.4%
	Adjustable Rate Mortgage Trust
794,534	0.46%, 11/25/2035(2)	725,059
244,564	0.69%, 01/25/2036(2)	211,735
975,000	Ally Auto Receivables Trust 2.01%, 08/17/2020	977,362
1,245,000	Ally Master Owner Trust 1.54%, 09/15/2019	1,245,842
	American Credit Acceptance Receivables Trust
825,892	1.14%, 03/12/2018(1)	825,708
699,970	1.33%, 07/10/2018(1)	699,489
1,915,000	3.96%, 05/15/2019(1)	1,927,170
	American Home Mortgage Assets Trust
134,032	0.32%, 03/25/2047(2)	106,090
1,135,854	0.38%, 09/25/2046(2)	831,783
807,865	0.38%, 10/25/2046(2)	567,141
604,175	1.11%, 10/25/2046(2)	445,447
	AmeriCredit Automobile Receivables Trust
465,000	1.69%, 11/08/2018	466,568
1,780,000	2.35%, 12/10/2018	1,794,591
1,552,996	Banc of America Commercial Mortgage Trust 5.49%, 02/10/2051	1,635,080
	Banc of America Funding Corp.
2,051,153	0.42%, 02/20/2047(2)	1,777,078
353,674	5.77%, 05/25/2037(2)	319,109

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 467,149	5.85%, 01/25/2037	$394,106
1,022,012	Banc of America Mortgage Trust 2.75%, 07/25/2033(2)	1,026,259
	Bear Stearns Adjustable Rate Mortgage Trust
2,082,612	2.26%, 08/25/2035(2)	2,091,659
1,398,816	2.82%, 07/25/2036(2)	1,193,979
1,383,044	4.82%, 06/25/2047(2)	1,234,283
	Bear Stearns Alt-A Trust
739,072	0.51%, 08/25/2036(2)	532,839
2,142,527	0.69%, 01/25/2036(2)	1,767,270
824,739	2.76%, 09/25/2035(2)	757,788
1,725,233	Bear Stearns ARM Trust 2.74%, 10/25/2035(2)	1,713,683
	Bear Stearns Mortgage Funding Trust
2,157,150	0.37%, 10/25/2036(2)	1,773,136
619,951	0.39%, 02/25/2037(2)	470,799
	Cabela's Master Credit Card Trust
1,805,000	0.84%, 08/16/2021(1)(2)	1,812,160
1,790,000	2.25%, 07/17/2023	1,787,059
119,962	CD Mortgage Trust 5.89%, 11/15/2044(2)	128,787
1,935,000	CFCRE Commercial Mortgage Trust 3.83%, 12/15/2047	2,065,181
4,700,000	Chase Issuance Trust 0.62%, 09/15/2020(2)	4,709,400
254,000	ChaseFlex Trust 5.50%, 06/25/2035	229,543
	CHL Mortgage Pass-Through Trust
1,746,198	0.53%, 03/25/2035(2)	1,413,208
741,183	2.48%, 03/20/2036(2)	648,705
1,577,954	2.48%, 06/20/2035(2)	1,509,676
1,308,368	2.48%, 06/20/2035(2)	1,251,755
2,281,418	2.62%, 04/25/2037(2)	2,124,828
	Citigroup Commercial Mortgage Trust
2,320,000	1.94%, 06/15/2033(1)(2)	2,302,066
770,000	4.40%, 03/10/2047(1)(2)	656,380
615,125	Citigroup Mortgage Loan Trust 2.56%, 07/25/2036(2)	419,170
1,175,000	Cobalt CMBS Commercial Mortgage Trust 5.25%, 08/15/2048	1,203,431
4,812,834	Commercial Mortgage Loan Trust 6.04%, 12/10/2049(2)	5,084,466
	Commercial Mortgage Pass-Through Certificates
34,869,006	0.88%, 02/10/2047(2)(4)	1,550,171
2,605,000	2.85%, 10/15/2045	2,621,117
2,140,000	4.02%, 07/10/2045	2,301,619
2,950,000	4.05%, 04/10/2047	3,169,282
1,795,000	4.75%, 10/15/2045(1)(2)	1,416,883
	Commercial Mortgage Trust
629,366	5.44%, 03/10/2039	660,375
398,570	5.74%, 12/10/2049	420,853
142,441	5.82%, 07/10/2038(2)	145,152
	Community or Commercial Mortgage Trust
1,880,000	4.23%, 07/10/2045(2)	2,062,067
1,885,000	4.57%, 10/15/2045(1)(2)	1,557,519
	Connecticut Avenue Securities
2,297,268	2.14%, 11/25/2024(2)	2,313,620
2,399,443	2.19%, 10/25/2023(2)	2,427,466
3,770,000	3.19%, 07/25/2024(2)	3,439,510
1,670,000	4.19%, 05/25/2025(2)	1,613,641
1,695,000	5.09%, 11/25/2024(2)	1,727,446
1,225,000	5.19%, 07/25/2025(2)	1,237,388
	Countrywide Alternative Loan Trust
790,676	0.33%, 04/25/2047(2)	660,460
886,249	0.46%, 01/25/2036(2)	788,967
555,949	0.51%, 11/25/2035(2)	454,928
730,978	0.59%, 10/25/2036(2)	525,828

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 661,619	0.69%, 12/25/2035(2)	$473,986
1,040,703	0.99%, 12/25/2035(2)	853,574
956,960	5.50%, 12/25/2035	837,062
1,052,631	5.75%, 05/25/2036	928,489
481,692	6.00%, 05/25/2036	414,396
743,436	6.50%, 08/25/2037	517,020
	Countrywide Home Loans, Inc.
960,466	2.55%, 09/25/2047(2)	856,294
1,525,210	4.74%, 11/20/2035(2)	1,358,511
	CPS Auto Receivables Trust
1,478,845	1.64%, 04/16/2018(1)	1,481,468
41,414	2.78%, 06/17/2019(1)	41,863
566,015	CPS Automotive Trust 1.94%, 03/16/2020(1)	566,990
893,075	Credit Acceptance Automotive Loan Trust 1.21%, 10/15/2020(1)	893,093
	Credit Suisse Commercial Mortgage Trust
985,372	5.75%, 03/25/2036	926,104
70,000	5.97%, 02/15/2041(2)	75,453
97,161	CS First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	97,237
	CSAIL Commercial Mortgage Trust
54,736,217	0.91%, 06/15/2057(2)(4)	3,368,740
15,145,000	0.98%, 04/15/2050(2)(4)	1,007,642
3,048,490	CSMC Trust 3.50%, 08/25/2043(1)(2)	3,079,450
912,713	DB Master Finance LLC 3.26%, 02/20/2045(1)	919,459
2,819,134	DBUBS Mortgage Trust 1.35%, 11/10/2046(1)(2)(4)	48,802
380,200	Downey S & L Association Mortgage Loan Trust 1.08%, 03/19/2046(2)	286,184
1,700,000	DT Auto Owner Trust 1.88%, 05/15/2019(1)	1,703,084
	Enterprise Fleet Financing LLC
856,017	0.93%, 04/20/2018(1)	855,677
2,010,000	1.51%, 03/20/2019(1)	2,016,257
1,500,000	2.09%, 02/22/2021(1)	1,499,850
1,783,699	Exeter Automobile Receivables Trust 1.54%, 11/15/2019(1)	1,782,800
189,265	First Investors Automotive Owner Trust 0.90%, 10/15/2018(1)	189,200
500,000	Ford Credit Floorplan Master Owner Trust A 1.69%, 09/15/2019	502,383
825,000	GE Commercial Mortgage Corp. Series 5.61%, 12/10/2049(2)	859,092
	GMAC Mortgage Corp. Loan Trust
617,316	3.01%, 09/19/2035(2)	575,719
956,331	3.04%, 04/19/2036(2)	854,269
1,260,000	GreatAmerica Leasing Receivables 1.86%, 08/15/2020(1)	1,264,939
606,686	GreenPoint Mortgage Funding Trust 0.45%, 10/25/2045(2)	523,695
	GS Mortgage Securities Trust
2,470,000	3.38%, 05/10/2045	2,575,316
2,330,000	3.58%, 06/10/2047(1)	1,807,525
615,000	3.67%, 04/10/2047(1)	437,523
1,742,000	3.72%, 01/10/2047(1)	1,071,424
1,300,000	4.87%, 04/10/2047(1)(2)	1,217,588
	GSAA Home Equity Trust
284,937	0.24%, 12/25/2046(2)	197,283
2,081,239	0.26%, 12/25/2046(2)	1,220,432
1,762,060	0.27%, 02/25/2037(2)	935,626
2,748,187	0.29%, 03/25/2037(2)	1,463,794
2,761,970	0.31%, 05/25/2047(2)	1,957,030
1,358,544	0.37%, 11/25/2036(2)	731,469
1,920,658	0.42%, 04/25/2047(2)	1,251,416

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 2,047,593	0.51%, 04/25/2047(2)	$1,344,728
766,007	5.88%, 09/25/2036	435,715
	GSR Mortgage Loan Trust
1,040,997	2.69%, 07/25/2035(2)	1,007,227
2,812,491	2.70%, 01/25/2036(2)	2,542,084
1,932,832	2.70%, 01/25/2036(2)	1,789,039
313,747	2.76%, 05/25/2037(2)	257,188
	HarborView Mortgage Loan Trust
940,112	0.38%, 01/19/2038(2)	791,814
3,194,805	0.43%, 12/19/2036(2)	2,173,432
250,973	0.52%, 09/19/2035(2)	199,039
2,055,699	0.89%, 01/19/2035(2)	1,414,073
965,756	Hilton USA Trust 2.94%, 11/05/2030(1)(2)	964,482
3,230,000	HLSS Servicer Advance Receivables Backed Notes 1.98%, 11/15/2046(1)	3,213,850
	HLSS Servicer Advance Receivables Trust
2,286,000	1.50%, 01/16/2046(1)	2,283,714
2,300,000	1.99%, 10/15/2045(1)	2,297,700
1,620,000	2.22%, 01/15/2047(1)	1,617,003
3,555,000	2.48%, 10/15/2045(1)	3,551,801
793,875	Impac CMB Trust Series 0.99%, 10/25/2034(2)	755,059
	IndyMac INDA Mortgage Loan Trust
1,494,566	2.65%, 12/25/2036(2)	1,306,624
353,003	2.72%, 09/25/2036(2)	296,983
	IndyMac Index Mortgage Loan Trust
1,744,095	0.39%, 10/25/2036(2)	1,490,317
90,251	0.43%, 07/25/2035(2)	78,373
831,299	0.47%, 07/25/2035(2)	688,192
1,615,174	0.59%, 07/25/2046(2)	903,696
545,023	2.63%, 08/25/2035(2)	436,817
1,535,924	JP Morgan Chase Commercial Mortgage Securities Corp. 4.42%, 12/15/2047(1)(2)	1,389,878
	JP Morgan Chase Commercial Mortgage Securities Trust
4,833,259	1.69%, 02/12/2051(2)	4,764,075
3,059,000	2.73%, 10/15/2045(1)(2)	2,053,751
950,000	2.83%, 10/15/2045	952,773
700,000	4.00%, 08/15/2046(1)(2)	639,972
2,825,000	4.17%, 08/15/2046	3,068,947
1,910,000	4.67%, 10/15/2045(1)(2)	1,879,471
85,707	5.24%, 01/12/2043(2)	85,763
4,612,831	5.70%, 02/12/2049(2)	4,878,433
	JP Morgan Mortgage Trust
1,183,761	2.35%, 11/25/2035(2)	1,118,755
3,539,703	2.62%, 02/25/2035(2)	3,587,291
1,850,797	2.64%, 05/25/2036(2)	1,687,091
399,964	2.69%, 10/25/2036(2)	375,557
2,799,640	3.00%, 09/25/2044(1)(2)	2,814,484
270,245	6.00%, 01/25/2037	242,216
70,303,403	JPMBB Commercial Mortgage Securities Trust 0.88%, 09/15/2047(2)(4)	3,339,974
252,561	LB-UBS Commercial Mortgage Trust 5.43%, 02/15/2040	264,745
	Lehman XS Trust
843,278	0.38%, 11/25/2046(2)	677,018
1,114,732	1.04%, 09/25/2047(2)	912,064
1,597,294	Long Beach Mortgage Loan Trust 0.81%, 08/25/2033(2)	1,483,331
	LSTAR Securities Investment Trust
3,069,260	2.18%, 01/01/2020(1)(2)	3,034,731
869,014	2.18%, 04/01/2020(1)(2)	849,114
3,619,726	2.18%, 12/01/2021(1)(2)	3,578,298
3,697,592	2.19%, 05/01/2020(1)(2)	3,661,769
1,108,208	2.19%, 03/01/2020(1)(2)	1,083,938
1,820,307	3.28%, 09/01/2021(1)(2)	1,821,217

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 993,063	Luminent Mortgage Trust 0.45%, 11/25/2035(2)	$893,539
1,116,699	MASTR Adjustable Rate Mortgages Trust 0.43%, 05/25/2037(2)	733,395
	Merrill Lynch Mortgage Investors Trust
5,160,729	2.17%, 12/25/2034(2)	5,172,630
509,967	2.17%, 12/25/2034(2)	510,501
180,813	2.22%, 05/25/2033(2)	174,824
1,283,389	2.61%, 07/25/2035(2)	1,037,852
786,087	5.14%, 07/12/2038(2)	785,722
2,211,859	Morgan Stanley Asset-Backed Securities Capital I 0.34%, 06/25/2036(2)	2,010,016
	Morgan Stanley Bank of America Merrill Lynch Trust
2,930,000	4.08%, 07/15/2046(2)	3,167,011
1,505,000	4.50%, 08/15/2045(1)	1,159,383
	Morgan Stanley Capital I Trust
2,990,449	3.24%, 03/15/2045	3,089,902
1,555,000	5.18%, 07/15/2049(1)(2)	1,394,317
100,000	5.33%, 09/15/2047(1)(2)	112,729
1,550,047	5.57%, 12/15/2044	1,641,250
49,819	5.65%, 06/11/2042(2)	53,242
557,040	6.27%, 01/11/2043(2)	606,292
2,728,000	6.27%, 01/11/2043(1)(2)	2,820,916
	Morgan Stanley Mortgage Loan Trust
1,929,225	0.36%, 11/25/2036(2)	964,084
621,997	2.55%, 06/25/2037(2)	416,782
228,789	2.70%, 05/25/2036(2)	165,998
937,641	Morgan Stanley Re-Remic Trust 5.80%, 08/15/2045(1)(2)	991,943
	Nationstar Agency Advance Funding Trust
1,000,000	1.89%, 02/18/2048(1)	982,220
250,000	3.23%, 02/18/2048(1)	250,698
	Nationstar HECM Loan Trust
1,775,313	3.84%, 05/25/2018(1)	1,775,313
2,362,698	4.50%, 11/25/2017(1)	2,375,221
1,030,374	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.02%, 06/25/2036(2)	785,908
925,000	Ocwen Freddie Advance Funding 2.06%, 11/15/2045(1)	924,908
180,853	Prestige Automotive Receivables Trust 1.09%, 02/15/2018(1)	180,900
567,121	Prime Mortgage Trust 5.50%, 06/25/2036	531,321
937,780	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	856,978
3,641,242	Renaissance Home Equity Loan Trust 0.71%, 03/25/2034(2)	3,480,172
	Residential Accredit Loans, Inc.
879,323	0.49%, 04/25/2036(2)	632,515
969,537	0.97%, 09/25/2046(2)	652,384
2,267,772	1.39%, 11/25/2037(2)	1,450,975
278,600	6.25%, 01/25/2037	228,214
	Residential Funding Mortgage Securities, Inc.
3,705,502	2.85%, 08/25/2035(2)	2,908,211
779,666	3.07%, 04/25/2037(2)	677,774
166,660	5.75%, 01/25/2036	137,374
231,759	6.00%, 04/25/2037	208,347
309,036	6.00%, 07/25/2037	279,443
	Sequoia Mortgage Trust
1,482,489	0.73%, 01/20/2035(2)	1,403,472
2,648,931	0.85%, 06/20/2033(2)	2,521,685
626,240	4.90%, 07/20/2037(2)	562,969
2,091,252	SpringCastle America Funding LLC 2.70%, 05/25/2023(1)	2,101,685
	Springleaf Funding Trust
1,790,000	2.41%, 12/15/2022(1)	1,795,248
3,215,000	3.48%, 05/15/2028(1)	3,219,961

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Springleaf Mortgage Loan Trust
$ 311,224	1.57%, 12/25/2059(1)(2)	$311,816
1,970,567	1.78%, 12/25/2065(1)(2)	1,974,887
3,065,000	2.31%, 06/25/2058(1)(2)	3,073,187
510,000	2.66%, 12/25/2059(1)(2)	512,198
1,725,000	3.14%, 06/25/2058(1)(2)	1,727,399
920,000	3.52%, 12/25/2065(1)(2)	936,536
2,770,000	3.79%, 09/25/2057(1)(2)	2,788,285
1,079,534	Structured Adjustable Rate Mortgage Loan Trust 0.49%, 09/25/2034(2)	958,863
654,928	Structured Asset Mortgage Investments II Trust 0.42%, 02/25/2036(2)	525,698
1,691,548	Structured Asset Securities Corp. 5.75%, 06/25/2035	1,651,969
366,808	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs 2.59%, 11/25/2033(2)	359,108
982,042	TAL Advantage LLC 2.83%, 02/22/2038(1)	979,402
1,944,272	Terwin Mortgage Trust 1.13%, 12/25/2034(2)	1,891,629
1,299,655	Thornburg Mortgage Securities Trust 2.23%, 04/25/2045(2)	1,303,045
2,520,673	Towd Point Mortgage Trust 3.00%, 03/25/2054	2,521,504
	UBS-Barclays Commercial Mortgage Trust
5,950,000	3.19%, 03/10/2046	6,057,879
1,095,000	4.09%, 03/10/2046(1)(2)	959,206
910,458	Wachovia Bank Commercial Mortgage Trust 5.42%, 01/15/2045(2)	914,363
	WaMu Mortgage Pass-Through Certificates Trust
1,132,837	0.61%, 06/25/2044(2)	1,049,254
2,684,676	0.61%, 07/25/2044(2)	2,576,301
967,015	2.18%, 11/25/2046(2)	870,661
2,718,849	2.29%, 10/25/2036(2)	2,426,100
1,096,677	4.41%, 08/25/2036(2)	982,958
	Wells Fargo Commercial Mortgage Trust
3,900,000	2.92%, 10/15/2045	3,930,018
375,000	4.11%, 05/15/2048(2)	334,746
	Wells Fargo Mortgage Backed Securities Trust
460,971	2.52%, 10/25/2036(2)	429,342
796,182	2.58%, 12/28/2037(2)	734,738
1,745,000	2.71%, 10/25/2035(2)	1,676,879
	Westlake Automobile Receivables Trust
2,455,000	1.17%, 03/15/2018(1)	2,454,465
3,440,000	2.45%, 01/15/2021(1)	3,446,433
	WF-RBS Commercial Mortgage Trust
15,786,595	1.45%, 03/15/2047(2)(4)	1,240,984
830,000	4.90%, 06/15/2044(1)(2)	931,370
515,000	5.00%, 06/15/2044(1)(2)	484,569
810,000	5.00%, 04/15/2045(1)(2)	648,897
935,000	5.56%, 04/15/2045(1)(2)	987,756
1,980,000	World Omni Automobile Lease Securitization Trust 1.54%, 10/15/2018	1,980,766

		330,019,409

	Total Asset & Commercial Mortgage Backed Securities (cost $521,818,521)	522,525,996

Corporate Bonds - 10.6%
	Australia - 0.0%
510,000	FMG Resources August 2006 Pty Ltd. 6.88%, 04/01/2022(1)	294,576

	Canada - 0.2%
820,000	MEG Energy Corp. 7.00%, 03/31/2024(1)	752,350
475,000	Novelis, Inc. 8.75%, 12/15/2020	501,125

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$1,300,000	Telesat Canada / Telesat LLC 6.00%, 05/15/2017(1)	$1,321,937
	2,740,000	Tembec Industries, Inc. 9.00%, 12/15/2019(1)	2,219,400
	765,000	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025(1)	799,425

			5,594,237

		France - 0.2%
EUR	4,247,000	Banque PSA Finance S.A. 4.25%, 02/25/2016(3)	4,757,556
	$1,545,000	Societe Generale S.A. 7.88%, 12/18/2023(1)(2)(5)	1,568,947

			6,326,503

		Ireland - 0.2%
		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
	2,190,000	4.25%, 07/01/2020	2,209,163
	2,700,000	4.50%, 05/15/2021	2,740,501
	1,495,000	4.63%, 07/01/2022	1,523,031
EUR	850,000	Ardagh Packaging Finance plc 9.25%, 10/15/2020(3)	984,856
	100,000	Baggot Securities Ltd. 10.24%, 08/31/2015(1)(5)	113,257

			7,570,808

		Italy - 0.0%
	1,300,000	Intesa Sanpaolo S.p.A. 9.50%, 06/01/2016(2)(3)(5)	1,509,820

		Japan - 0.0%
	$1,230,000	SoftBank Group Corp. 4.50%, 04/15/2020(1)	1,234,613

		Jersey - 0.0%
	690,000	Swiss Re Capital I L.P. 6.85%, 05/25/2016(2)(3)(5)	707,940

		Luxembourg - 0.4%
	1,455,000	Aguila 3 S.A. 7.88%, 01/31/2018(1)	1,493,194
		Altice Financing S.A.
EUR	1,185,000	6.50%, 01/15/2022(3)	1,392,527
	$355,000	8.13%, 01/15/2024(1)	369,200
	610,000	9.88%, 12/15/2020(1)	677,100
	480,000	ArcelorMittal 6.13%, 06/01/2025	457,200
EUR	510,528	Ardagh Finance Holdings S.A. 8.38%, 06/15/2019(1)(6)	577,542
	2,091,000	CNH Industrial Finance Europe S.A. 2.75%, 03/18/2019(3)	2,307,667
	2,955,000	INEOS Group Holdings S.A. 5.75%, 02/15/2019(3)	3,326,723
		Wind Acquisition Finance S.A.
	3,525,000	3.98%, 07/15/2020(1)(2)	3,869,398
	1,160,000	4.00%, 07/15/2020(1)	1,301,042

			15,771,593

		Mexico - 0.1%
	$2,245,000	Cemex S.A.B. de C.V. 6.13%, 05/05/2025(1)	2,250,612

		Netherlands - 1.0%
EUR	8,850,000	Achmea B.V. 4.25%, 02/04/2025(2)(3)(5)	9,548,940
	$200,000	AerCap Aviation Solutions B.V. 6.38%, 05/30/2017	210,956
	4,000,000	Cimpress N.V. 7.00%, 04/01/2022(1)	4,100,000
		Constellium N.V.
EUR	295,000	4.63%, 05/15/2021(1)	293,206

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

EUR	1,000,000	4.63%, 05/15/2021(3)	$993,917
		ING Groep N.V.
	$555,000	6.00%, 04/16/2020(2)(5)	556,734
	4,000,000	6.50%, 04/16/2025(2)(5)	3,925,000
EUR	5,145,000	Koninklijke KPN N.V. 6.13%, 09/14/2018(2)(3)(5)	6,049,707
		NXP B.V. / NXP Funding LLC
	$440,000	3.75%, 06/01/2018(1)	445,500
	5,035,000	4.13%, 06/15/2020(1)	5,053,881
EUR	2,065,000	Volkswagen International Finance N.V. 2.50%, 03/20/2022(2)(3)(5)	2,201,030

			33,378,871

		Spain - 0.4%
	1,625,000	Abengoa Greenfield S.A. 5.50%, 10/01/2019(1)	1,344,739
		Banco Bilbao Vizcaya Argentaria S.A.
	1,600,000	7.00%, 02/19/2019(2)(3)(5)	1,792,345
	$2,800,000	9.00%, 05/09/2018(2)(3)(5)	3,038,000
EUR	3,800,000	Banco Santander S.A. 6.25%, 03/12/2019(2)(3)(5)	4,183,794
	3,390,000	NH Hotel Group S.A. 6.88%, 11/15/2019(1)	4,109,338

			14,468,216

		Switzerland - 0.1%
	2,140,000	Credit Suisse Group AG 5.75%, 09/18/2025(2)(3)	2,661,407

		United Kingdom - 1.5%
		Barclays Bank plc
	$2,180,000	0.63%, 09/14/2015(2)(5)	1,375,580
	14,260,000	4.38%, 09/11/2024	13,922,851
	3,495,000	8.25%, 12/15/2018(2)(5)	3,741,282
GBP	550,000	14.00%, 06/15/2019(2)(5)	1,130,538
		HSBC Bank plc
EUR	825,000	0.29%, 09/30/2020(2)	902,432
	$2,620,000	0.75%, 09/30/2015(2)(5)	1,644,050
EUR	2,615,000	Ineos Finance plc 4.00%, 05/01/2023(1)	2,814,487
		Lloyds Banking Group plc
	1,375,000	6.38%, 06/27/2020(2)(3)(5)	1,589,375
GBP	1,550,000	7.00%, 06/27/2019(2)(3)(5)	2,471,996
		National Westminster Bank plc
	$1,270,000	0.75%, 01/11/2016(2)(5)	810,260
EUR	725,000	2.14%, 10/05/2015(2)(5)	756,880
GBP	1,050,000	Nationwide Building Society 6.88%, 06/20/2019(2)(3)(5)	1,647,932
	$2,345,000	Paragon Offshore plc 6.75%, 07/15/2022(1)	738,675
		Royal Bank of Scotland Group plc
	5,070,000	6.00%, 12/19/2023	5,434,482
	2,075,000	9.50%, 03/16/2022(2)(3)	2,289,532
		Tullow Oil plc
	545,000	6.00%, 11/01/2020(1)	446,900
	1,745,000	6.25%, 04/15/2022(1)	1,457,075
	5,615,000	Virgin Media Finance plc 5.75%, 01/15/2025(1)	5,631,845
	2,755,000	Virgin Media Secured Finance plc 5.25%, 01/15/2026(1)	2,658,575

			51,464,747

		United States - 6.5%
	425,000	99 Cents Only Stores 11.00%, 12/15/2019	348,500
	690,000	AbbVie, Inc. 1.75%, 11/06/2017	691,091
	6,820,000	Activision Blizzard, Inc. 6.13%, 09/15/2023(1)	7,348,550

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$2,490,000	Advanced Micro Devices, Inc. 6.75%, 03/01/2019	$1,811,475
		AK Steel Corp.
	715,000	7.63%, 05/15/2020	509,438
	2,440,000	7.63%, 10/01/2021	1,720,200
	440,000	8.38%, 04/01/2022	299,200
	517,000	Albertson's Holdings LLC 7.75%, 10/15/2022(1)	558,360
		Alcatel-Lucent USA, Inc.
	3,525,000	4.63%, 07/01/2017(1)	3,639,562
	2,815,000	6.45%, 03/15/2029	2,969,825
	610,000	6.75%, 11/15/2020(1)	655,750
		Alere, Inc.
	2,770,000	6.38%, 07/01/2023(1)	2,880,800
	1,970,000	6.50%, 06/15/2020	2,048,800
	1,050,000	7.25%, 07/01/2018	1,101,450
		Ally Financial, Inc.
	6,125,000	3.25%, 02/13/2018	6,117,344
	2,475,000	3.75%, 11/18/2019	2,462,625
	1,580,000	8.00%, 12/31/2018	1,765,650
	220,000	American Builders & Contractors Supply Co., Inc. 5.63%, 04/15/2021(1)	224,400
	575,000	Amsurg Corp. 5.63%, 07/15/2022	591,416
		Antero Resources Corp.
	380,000	5.38%, 11/01/2021	369,550
	980,000	5.63%, 06/01/2023(1)	943,250
	1,505,000	Aramark Services, Inc. 5.75%, 03/15/2020	1,572,725
	635,000	Argos Merger Sub, Inc. 7.13%, 03/15/2023(1)	671,513
	800,000	Ashtead Capital, Inc. 6.50%, 07/15/2022(1)	841,008
	245,000	Associated Materials LLC 9.13%, 11/01/2017	208,250
	5,890,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.25%, 03/15/2025(1)	5,610,225
EUR	1,800,000	Bank of America Corp. 0.70%, 05/23/2017(2)	1,963,922
	$1,250,000	Blue Racer Midstream LLC 6.13%, 11/15/2022(1)	1,271,875
	1,930,000	Builders FirstSource, Inc. 10.75%, 08/15/2023(1)	1,987,900
	1,300,000	CCO Holdings LLC 7.38%, 06/01/2020	1,375,019
		CCO Safari II LLC
	3,315,000	4.91%, 07/23/2025(1)	3,322,339
	1,340,000	6.38%, 10/23/2035(1)	1,369,858
	1,490,000	6.48%, 10/23/2045(1)	1,542,090
	720,000	6.83%, 10/23/2055(1)	740,429
	1,360,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	1,350,643
	280,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	283,500
	1,150,000	Chinos Intermediate Holdings A, Inc. 7.75%, 05/01/2019(1)(6)	784,875
		CIT Group, Inc.
	30,000	5.00%, 05/15/2017	31,050
	65,000	5.25%, 03/15/2018	67,438
	525,000	5.50%, 02/15/2019(1)	555,188
	95,000	CNH Industrial America LLC 7.25%, 01/15/2016	96,781
		CNH Industrial Capital LLC
	3,205,000	3.63%, 04/15/2018	3,244,405
	205,000	3.88%, 11/01/2015	205,256
	3,845,000	3.88%, 07/16/2018(1)	3,873,837
	230,000	6.25%, 11/01/2016	239,522

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Community Health Systems, Inc.
	$610,000	5.13%, 08/15/2018	$625,250
	4,350,000	6.88%, 02/01/2022	4,654,500
	1,930,000	7.13%, 07/15/2020	2,055,450
EUR	200,000	Deutsche Postbank Funding Trust 5.98%, 06/29/2017(2)(3)(5)	228,985
	$2,895,000	DISH DBS Corp. 5.00%, 03/15/2023	2,710,444
		Dollar Tree, Inc.
	230,000	5.25%, 03/01/2020(1)	242,650
	1,130,000	5.75%, 03/01/2023(1)	1,192,150
	810,000	DPL, Inc. 7.25%, 10/15/2021	863,663
	25,000	Emdeon, Inc. 11.00%, 12/31/2019	27,063
		Endo Finance LLC
	2,530,000	6.00%, 07/15/2023(1)	2,631,200
	3,675,000	6.00%, 02/01/2025(1)	3,785,250
	565,000	Entegris, Inc. 6.00%, 04/01/2022(1)	579,125
	435,000	Envision Healthcare Corp. 5.13%, 07/01/2022(1)	439,350
	55,000	Equinix, Inc. 4.88%, 04/01/2020	56,375
	80,000	Everest Acquisition LLC 9.38%, 05/01/2020	82,600
	3,935,000	FCA US LLC / CG Co-Issuer, Inc. 8.25%, 06/15/2021	4,264,556
		First Data Corp.
	1,143,000	7.38%, 06/15/2019(1)	1,192,263
	1,180,000	8.25%, 01/15/2021(1)	1,249,325
	5,450,000	Ford Motor Credit Co. LLC 5.63%, 09/15/2015	5,479,196
		Fresenius Medical Care U.S. Finance II, Inc.
	435,000	5.63%, 07/31/2019(1)	475,238
	610,000	5.88%, 01/31/2022(1)	658,800
	245,000	General Motors Financial Co., Inc. 2.75%, 05/15/2016	247,446
		GenOn Americas Generation LLC
	1,910,000	8.50%, 10/01/2021	1,776,300
	605,000	9.13%, 05/01/2031	544,500
	405,000	Getty Images, Inc. 7.00%, 10/15/2020(1)	171,113
	475,000	H&E Equipment Services, Inc. 7.00%, 09/01/2022	472,625
	3,471,000	Harron Communications L.P./Harron Finance Corp. 9.13%, 04/01/2020(1)	3,744,341
	2,530,000	HCA, Inc. 7.50%, 11/15/2095	2,530,000
		Hertz Corp.
	946,000	7.38%, 01/15/2021(1)	986,205
	430,000	7.50%, 10/15/2018	442,900
	6,200,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.63%, 10/15/2021	6,455,750
	2,832,590	Homer City Generation L.P. 8.73%, 10/01/2026(6)	2,860,916
		IMS Health, Inc.
EUR	2,755,000	4.13%, 04/01/2023(1)	2,930,371
	$2,845,000	6.00%, 11/01/2020(1)	2,944,575
	2,885,000	Infor Software Parent LLC 7.13%, 05/01/2021(1)(6)	2,834,512
	1,730,000	Infor U.S., Inc. 6.50%, 05/15/2022(1)	1,768,925
		International Lease Finance Corp.
	1,015,000	5.88%, 04/01/2019	1,086,050
	2,815,000	6.25%, 05/15/2019	3,067,928

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 255,000	inVentiv Health, Inc. 9.00%, 01/15/2018(1)	$266,475
	Iron Mountain, Inc.
30,000	7.75%, 10/01/2019	31,425
154,000	8.38%, 08/15/2021	158,543
	KB Home
1,685,000	7.00%, 12/15/2021	1,741,869
75,000	7.50%, 09/15/2022	77,625
1,075,000	8.00%, 03/15/2020	1,187,875
	Laredo Petroleum, Inc.
540,000	5.63%, 01/15/2022	519,750
1,000,000	6.25%, 03/15/2023	992,500
430,000	7.38%, 05/01/2022	437,525
700,000	Level 3 Financing, Inc. 8.63%, 07/15/2020	747,250
3,625,000	LIN Television Corp. 6.38%, 01/15/2021	3,724,687
285,000	Matador Resources Co. 6.88%, 04/15/2023(1)	289,275
3,075,000	MDC Holdings, Inc. 5.50%, 01/15/2024	3,125,584
1,100,000	Michaels Stores, Inc. 5.88%, 12/15/2020(1)	1,155,000
3,035,000	Morgan Stanley 3.88%, 04/29/2024	3,081,945
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,045,000	6.50%, 08/01/2018	1,035,198
456,000	7.88%, 10/01/2020	449,160
1,690,000	Navient Corp. 5.88%, 10/25/2024	1,470,300
680,000	NBCUniversal Enterprise, Inc. 5.25%, 03/29/2049(1)(5)	723,350
650,000	Nortek, Inc. 8.50%, 04/15/2021	695,500
42,000	Owens-Brockway Glass Container, Inc. 7.38%, 05/15/2016	43,470
2,915,000	Party City Holdings, Inc. 8.88%, 08/01/2020	3,133,625
1,600,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,582,000
1,701,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)	1,883,857
15,000	Range Resources Corp. 6.75%, 08/01/2020	15,506
75,000	Realogy Group LLC 7.63%, 01/15/2020(1)	79,219
2,327,000	Servicemaster Co. 7.00%, 08/15/2020	2,452,193
125,000	Sovereign Capital Trust 7.91%, 06/13/2036	129,253
	Spectrum Brands, Inc.
950,000	6.38%, 11/15/2020	1,011,750
940,000	6.63%, 11/15/2022	1,005,800
75,000	Sprint Communications, Inc. 9.00%, 11/15/2018(1)	84,000
4,360,000	Sprint Corp. 7.13%, 06/15/2024	3,989,400
2,675,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)	2,735,187
2,745,000	Sun Products Corp. 7.75%, 03/15/2021(1)	2,491,087
	SunGard Data Systems, Inc.
2,450,000	6.63%, 11/01/2019	2,532,173
2,150,000	7.38%, 11/15/2018	2,218,800
3,666,000	Syniverse Holdings, Inc. 9.13%, 01/15/2019	3,216,915
	T-Mobile USA, Inc.

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	$575,000	5.25%, 09/01/2018	$589,375
	785,000	6.46%, 04/28/2019	809,531
	5,440,000	TEGNA, Inc. 6.38%, 10/15/2023	5,752,800
	395,000	Tempur Sealy International, Inc. 6.88%, 12/15/2020	423,144
	5,410,000	Tenet Healthcare Corp. 6.75%, 06/15/2023(1)	5,653,450
	925,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(7)	490,250
		Time Warner Cable, Inc.
	4,680,000	8.25%, 04/01/2019	5,503,610
	4,685,000	8.75%, 02/14/2019	5,557,249
	3,120,000	United Rentals North America, Inc. 4.63%, 07/15/2023	3,077,100
	1,037,000	United States Steel Corp. 7.38%, 04/01/2020	1,005,890
	3,020,000	UnitedHealth Group, Inc. 4.75%, 07/15/2045	3,158,721
	1,647,000	Verizon Communications, Inc. 5.01%, 08/21/2054	1,522,428
		WPX Energy, Inc.
	500,000	5.25%, 09/15/2024	428,750
	1,100,000	6.00%, 01/15/2022	1,028,500
	1,600,000	Zayo Group LLC / Zayo Capital, Inc. 6.00%, 04/01/2023(1)	1,605,184
		ZF North America Capital, Inc.
	410,000	4.50%, 04/29/2022(1)	403,850
	980,000	4.75%, 04/29/2025(1)	957,950

			229,107,627

		Total Corporate Bonds (cost $384,617,655)	372,341,570

Foreign Government Obligations - 53.0%
		Australia - 8.4%
		Australia Government Bond
AUD	20,000,000	2.75%, 04/21/2024(3)	14,699,839
	76,845,000	3.25%, 04/21/2025(3)	58,450,895
	55,000,000	4.25%, 07/21/2017(3)	42,020,184
	126,500,000	4.50%, 04/15/2020(3)	102,424,572
	48,000,000	5.25%, 03/15/2019(3)	39,111,311
	45,500,000	5.50%, 01/21/2018(3)	36,143,034

			292,849,835

		Brazil - 0.5%
BRL	58,027,000	Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2017	16,232,219

		Canada - 8.0%
		Canadian Government Bond
CAD	118,745,000	1.25%, 02/01/2018	92,737,044
	91,305,000	1.50%, 02/01/2017	70,951,703
	66,340,000	1.50%, 03/01/2020	52,730,117
	42,815,000	2.25%, 06/01/2025	35,149,647
	32,500,000	2.75%, 06/01/2022	27,605,306

			279,173,817

		Denmark - 7.7%
		Denmark Government Bond
DKK	497,020,000	1.50%, 11/15/2023	78,503,829
	88,480,000	1.75%, 11/15/2025	14,203,704
	182,280,000	2.50%, 11/15/2016	27,781,480
	85,535,000	3.00%, 11/15/2021	14,702,526
	114,620,000	3.00%, 11/15/2021	19,701,918
	56,760,000	4.00%, 11/15/2017	9,150,298
	614,950,000	4.00%, 11/15/2019	105,777,355

			269,821,110

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Japan - 0.7%
JPY	3,100,000,000	Japan Treasury Discount Bill 0.00%, 08/24/2015	$25,012,761

		Mexico - 0.5%
MXN	192,646,300	Mexican Bonos 10.00%, 12/05/2024	15,323,861

		Norway - 8.2%
		Norway Government Bond
NOK	605,765,000	1.75%, 03/13/2025(1)(3)	75,427,233
	399,510,000	3.75%, 05/25/2021(1)(3)	56,040,027
	1,121,795,000	4.50%, 05/22/2019(1)(3)	156,202,172

			287,669,432

		South Africa - 0.4%
ZAR	194,975,000	South Africa Government Bond 8.75%, 02/28/2048	15,203,126

		South Korea - 4.5%
		Korea Treasury Bond
KRW	10,471,760,000	2.00%, 03/10/2020	8,938,542
	5,426,820,000	2.25%, 06/10/2025	4,565,754
	31,500,000,000	3.00%, 09/10/2024	28,203,638
	70,818,840,000	3.50%, 03/10/2017	62,264,234
	57,374,350,000	4.25%, 06/10/2021	54,623,039

			158,595,207

		Sweden - 7.6%
		Sweden Government Bond
SEK	493,265,000	1.50%, 11/13/2023	61,301,116
	276,445,000	2.50%, 05/12/2025	37,284,465
	906,665,000	4.25%, 03/12/2019	121,820,547
	307,545,000	5.00%, 12/01/2020	44,874,993

			265,281,121

		United Kingdom - 6.5%
		United Kingdom Gilt
GBP	35,000,000	1.75%, 01/22/2017(3)	55,605,491
	79,975,000	1.75%, 07/22/2019(3)	127,320,948
	27,385,000	2.00%, 07/22/2020(3)	43,913,215

			226,839,654

		Total Foreign Government Obligations (cost $1,976,057,298)	1,852,002,143

Senior Floating Rate Interests - 2.9%(8)
		Australia - 0.1%
	$4,244,731	Aristocrat Leisure Ltd. 4.75%, 10/20/2021	4,267,143

		Canada - 0.0%
	1,200,662	Bauer Performance Sports Ltd. 4.00%, 04/15/2021	1,199,161

		Cayman Islands - 0.0%
	1,244,169	Avago Technologies Cayman Ltd. 3.75%, 05/06/2021	1,245,413

		Ireland - 0.1%
	1,268,938	Ardagh Holdings USA, Inc. 4.00%, 12/17/2019	1,268,938

		United States - 2.7%
	1,748,850	99 Cents Only Stores 4.50%, 01/11/2019	1,666,322
	1,282,163	ABC Supply Co., Inc. 3.50%, 04/16/2020	1,277,034
	3,429,077	Alliance Laundry System LLC 4.25%, 12/10/2018	3,431,237
	860,200	AMC Entertanment, Inc. 3.50%, 04/30/2020	861,009
	3,361,050	Amsurg Corp. 3.75%, 07/16/2021	3,364,781

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

		Asurion LLC
	$6,544,673	0.00%, 07/22/2022(9)	$6,538,521
	1,918,817	4.25%, 07/08/2020	1,912,216
	2,239,347	5.00%, 05/24/2019	2,238,652
	2,130,000	8.50%, 03/03/2021	2,140,650
		Calpine Corp.
	700,200	4.00%, 10/09/2019	701,201
	320,125	4.00%, 10/30/2020	320,685
	96,482	Chrysler Group LLC 3.50%, 05/24/2017	96,416
		Community Health Systems, Inc.
	198,197	3.75%, 12/31/2019	198,395
	364,678	4.00%, 01/27/2021	366,045
	669,800	Crosby U.S. Acquisition Corp. 3.75%, 11/23/2020	629,612
		First Data Corp.
	3,265,000	3.69%, 03/24/2018	3,254,813
	2,685,000	3.69%, 09/24/2018	2,676,838
		Freescale Semiconductor, Inc.
	3,189,637	4.25%, 02/28/2020	3,194,422
	1,434,450	5.00%, 01/15/2021	1,440,044
EUR	1,321,463	Gardner Denver, Inc. 4.75%, 07/30/2020	1,403,520
	$190,125	Hii Holding Corp. 4.25%, 12/20/2019	190,125
	1,075,559	Hilton Worldwide Finance LLC 3.50%, 10/26/2020	1,076,613
		Hostess Brands LLC
	1,965,000	0.00%, 08/03/2022(9)	1,969,087
	975,000	0.00%, 08/03/2023(9)	977,438
	829,505	Hyland Software, Inc. 4.75%, 07/01/2022	830,541
	2,421,540	Interactive Data Corp. 4.75%, 05/02/2021	2,430,112
	2,840,038	Lands’ End, Inc. 4.25%, 04/04/2021	2,722,887
	4,075,000	Level 3 Financing, Inc. 3.50%, 05/31/2022	4,062,286
	1,082,900	LTS Buyer LLC 4.00%, 04/13/2020	1,076,814
	510,819	Magic Newco LLC 5.00%, 12/12/2018	511,458
	516,750	MGM Resorts International 3.50%, 12/20/2019	514,425
	2,795,467	MPH Acquisition Holdings LLC 3.75%, 03/31/2021	2,772,013
	3,193,235	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	3,178,067
	2,059,200	Nortek, Inc. 3.50%, 10/30/2020	2,048,039
	3,384,306	Party City Holdings, Inc. 4.00%, 07/27/2019	3,381,023
	5,361,563	PetSmart, Inc. 4.25%, 03/11/2022	5,378,344
	943,063	PLY GEM IIndustries, Inc. 4.00%, 02/01/2021	934,415
	2,615,000	Quintiles Transnational Corp. 3.25%, 05/12/2022	2,619,916
	2,524,714	Realogy Corp. 3.75%, 03/05/2020	2,527,870
	1,946,779	Restaurant Bands 3.75%, 12/12/2021	1,951,100
	2,711,700	Rexnord LLC 4.00%, 08/21/2020	2,711,131
	2,913,050	ServiceMaster Co. 4.25%, 07/01/2021	2,916,284

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

EUR	792,000	Signode Industrial Group US Inc. 4.00%, 05/01/2021	$868,458
	$722,800	Star West Generation LLC 4.25%, 03/13/2020	722,800
	4,482,965	Syniverse Holdings, Inc. 4.00%, 04/23/2019	4,258,817
	1,318,623	Tribune Media Co. 3.75%, 12/27/2020	1,320,271
	1,850,000	Univar, Inc. 4.25%, 07/01/2022	1,851,628

			93,514,375

		Total Senior Floating Rate Interests (cost $102,041,515)	101,495,030

U.S. Government Agencies - 0.9%
		United States - 0.9%
		FHLMC - 0.9%
	3,156,472	1.04%, 04/25/2024(2)	3,147,047
	9,097,223	1.19%, 02/25/2024(2)	9,081,439
	1,139,556	1.61%, 08/25/2016(2)(4)	12,282
	31,105,000	1.63%, 11/25/2042(2)(4)	2,666,849
	3,911,093	1.64%, 09/25/2024(2)	3,929,984
	3,690,853	1.73%, 09/25/2041(2)(4)	418,705
	11,435,000	2.02%, 02/25/2041(2)(4)	1,137,073
	2,200,334	2.11%, 12/25/2041(2)(4)	312,942
	6,087,872	2.21%, 01/25/2024(2)(4)	914,928
	10,140,000	2.21%, 12/25/2039(2)(4)	1,217,094
	3,485,000	2.39%, 02/25/2024(2)	3,516,198
	2,425,000	4.09%, 12/25/2027(2)	2,409,107
	1,550,000	4.94%, 10/25/2024(2)	1,594,580

			30,358,228

		Total U.S. Government Agencies (cost $29,966,587)	30,358,228

U.S. Government Securities - 9.9%
		United States - 9.9%
		U.S. Treasury Notes - 9.9%
	35,000,000	0.88%, 12/31/2016	35,191,415
	37,060,000	0.88%, 01/31/2017	37,253,972
	51,705,000	1.25%, 01/31/2019	51,810,013
	77,735,000	0.38%, 03/15/2016	77,795,711
	36,975,000	2.50%, 05/15/2024	38,000,465
	69,930,000	1.00%, 09/30/2019	68,870,141
	7,500,000	0.38%, 11/15/2015	7,504,103
	5,255,000	2.00%, 02/15/2025	5,164,267
	24,255,000	1.38%, 04/30/2020	24,101,514

			345,691,601

		Total U.S. Government Securities (cost $345,492,497)	345,691,601

Convertible Bonds - 0.0%
		Home Builders - 0.0%
	147,000	M/I Homes, Inc. 3.00%, 03/01/2018	146,632

		Oil & Gas - 0.0%
	1,155,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	775,294

		Total Convertible Bonds (cost $1,262,325)	921,926

Preferred Stocks - 0.1%
		United States - 0.1%
	50	Citigroup Capital	1,273
	111,000	GMAC Capital Trust I Series 2	2,911,530

		Total Preferred Stocks (cost $2,943,133)	2,912,803

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

	Total Long-Term Investments (cost $3,364,199,531)		3,228,249,297
Short-Term Investments - 4.7%
	Other Investment Pools & Funds - 4.7%
164,581,667	BlackRock Liquidity Funds TempFund Portfolio		$164,581,667

	Total Short-Term Investments (cost $164,581,667)		164,581,667

	Total Investments Excluding Purchased Options (cost $3,528,781,198)	97.0%	$3,392,830,964
	Total Purchased Options (cost $3,741,177)	0.1%	$3,047,981

	Total Investments (cost $3,532,522,375)^	97.1%	$3,395,878,945
	Other Assets and Liabilities	2.9%	101,773,543

	Total Net Assets	100.0%	$3,497,652,488

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$12,180,796
Unrealized Depreciation	(148,824,226)

Net Unrealized Depreciation	$(136,643,430)

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $715,757,724, which represents 20.5% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $861,858,540, which represents 24.6% of total net assets.
(4)	Securities disclosed are interest-only strips.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	This security may pay interest in additional principal instead of cash.
(7)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2015.
(9)	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

OTC Option Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
EUR Call/USD Put	GSC	1.11 EUR per USD	09/14/15	EUR	6,485,000	$72,518	$128,729	$(56,211)
USD Call/CNH Put	GSC	6.35 USD per CNH	06/23/16	USD	19,401,000	366,795	264,435	102,360
USD Call/JPY Put	GSC	135.00 USD per JPY	12/07/15	USD	42,463,000	78,981	282,803	(203,822)
USD Call/KRW Put	GSC	1,200.00 USD per KRW	09/08/15	USD	1,073,000	177,481	235,524	(58,043)
USD Call/SGD Put	GSC	1.43 USD per SGD	04/07/16	USD	1,308,000	282,078	261,600	20,478

Total Calls					70,730,000	$977,853	$1,173,091	$(195,238)

Puts
AUD Put/CAD Call	BOA	0.89 AUD per CAD	09/11/15	AUD	1,375,000	$27,690	$239,686	$(211,996)
AUD Put/NZD Call	JPM	1.00 AUD per NZD	03/10/16	AUD	13,425,000	20,009	131,301	(111,292)
AUD Put/NZD Call	GSC	1.01 AUD per NZD	03/10/16	AUD	25,722,000	56,047	273,863	(217,816)
AUD Put/USD Call	GSC	0.75 AUD per USD	12/10/15	AUD	1,451,322	696,407	225,795	470,612
AUD Put/USD Call	JPM	0.68 AUD per USD	01/11/16	AUD	15,210,000	134,113	403,237	(269,124)
AUD Put/USD Call	BOA	0.76 AUD per USD	01/28/16	AUD	8,110,000	380,021	248,436	131,585
AUD Put/USD Call	GSC	0.67 AUD per USD	03/31/16	AUD	9,639,950	109,112	126,712	(17,600)
AUD Put/USD Call	JPM	0.67 AUD per USD	03/31/16	AUD	9,640,050	109,113	125,589	(16,476)
EUR Put/DKK Call	JPM	7.30 EUR per DKK	05/03/16	EUR	5,432,864	26,599	47,217	(20,618)
EUR Put/DKK Call	JPM	7.30 EUR per DKK	05/03/16	EUR	10,865,727	53,199	89,011	(35,812)
EUR Put/SEK Call	JPM	8.95 EUR per SEK	12/22/15	EUR	11,460,000	29,313	177,161	(147,848)
EUR Put/USD Call	GSC	1.11 EUR per USD	09/14/15	EUR	6,485,000	132,016	128,729	3,287
GBP Put/SEK Call	DEUT	11.00 GBP per SEK	01/25/17	GBP	10,788,972	65,912	80,363	(14,451)

Total Puts					129,605,885	$1,839,551	$2,297,100	$(457,549)

Total purchased option contracts					200,335,885	$2,817,404	$3,470,191	$(652,787)

Puts
AUD Put/USD Call	BOA	0.70 AUD per USD	01/28/16	AUD	(8,110,000)	$(122,822)	$(90,713)	$(32,109)
AUD Put/USD Call	JPM	0.59 AUD per USD	01/11/17	AUD	(15,210,000)	(135,348)	(143,108)	7,760
EUR Put/SEK Call	JPM	8.55 EUR per SEK	12/22/15	EUR	(11,460,000)	(4,254)	(53,272)	49,018

Total Puts					(34,780,000)	$(262,424)	$(287,093)	$24,669

Total written option contracts					(34,780,000)	$(262,424)	$(287,093)	$24,669

OTC Swaption Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Purchased swaption contracts:

Calls
Interest Rate Swaption USD	GSC	1.92%	09/18/15	USD	14,540,000	$155,576	$115,346	$40,230

Puts
ITRAXX.EUR. Senior
Financials Series 23	BNP	67.50%	09/16/15	EUR	18,845,000	$39,299	$34,710	$4,589
Interest Rate Swaption USD	GSC	1.92%	09/18/15	USD	14,540,000	35,701	120,929	(85,228)

Total Puts					33,385,000	$75,000	$155,639	$(80,639)

Total purchased swaption contracts					47,925,000	$230,576	$270,985	$(40,409)

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

OTC Swaption Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Written swaption contracts:
Calls
ITRAXX.EUR. Senior
Financials Series 23	BNP	57.50 EUR	09/16/15	EUR	(18,845,000)	$(18,517)	$(28,585)	$10,068

Futures Contracts Outstanding at July 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3-Year Bond Future	1,304	09/15/2015	$109,665,838	$110,109,567	$443,729
Euro BUXL 30-Year Bond Future	23	09/08/2015	3,799,324	3,907,812	108,488
Euro-BOBL Future	40	09/08/2015	5,663,841	5,685,857	22,016
Euro-BUND Future	77	09/08/2015	13,037,915	13,056,882	18,967
Long Gilt Future	101	09/28/2015	18,454,194	18,501,346	47,152
U.S. Treasury 10-Year Note Future	551	09/21/2015	69,868,480	70,218,062	349,582
U.S. Treasury CME Ultra Long Term Bond
Future	164	09/21/2015	26,007,334	26,163,125	155,791
U.S. Treasury Long Bond Future	110	09/21/2015	16,945,110	17,153,125	208,015

Total					$1,353,740

Short position contracts:
Australian 10-Year Bond Future	470	09/15/2015	$43,712,044	$44,192,319	$(480,275)
Canadian Government 10-Year Bond Future	411	09/21/2015	44,966,513	45,223,097	(256,584)
EURO-BTP Future	45	09/08/2015	6,696,283	6,763,801	(67,518)
Japan 10-Year Bond Future	109	09/10/2015	128,542,847	129,343,991	(801,144)
U.S. Treasury 2-Year Note Future	15	09/30/2015	3,279,116	3,285,937	(6,821)
U.S. Treasury 5-Year Note Future	1,432	09/30/2015	170,789,739	171,616,251	(826,512)

Total					$(2,438,854)

Total futures contracts					$(1,085,114)

OTC Credit Default Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CMBX.NA.A.7	JPM	USD	1,645,000	(2.00%)	01/17/47	$—	$(33,811)	$15,351	$49,162
CMBX.NA.AJ.3	GSC	USD	2,231,173	(1.47%)	12/13/49	429,636	—	411,794	(17,842)
CMBX.NA.AJ.4	DEUT	USD	59,763	(0.96%)	02/17/51	11,354	—	10,990	(364)
CMBX.NA.AJ.4	JPM	USD	1,250,051	(0.96%)	02/17/51	312,217	—	230,839	(81,378)
CMBX.NA.AS.7	CSI	USD	9,350,000	(1.00%)	01/17/47	81,769	—	127,684	45,915
ITRAXX.SUB.FIN.16	JPM	EUR	155,000	(5.00%)	12/20/16	1,915	—	(11,220)	(13,135)

Total						$836,891	$(33,811)	$785,438	$(17,642)

Sell protection:
CMBX.NA.AAA.8	CSI	USD	6,260,385	0.50%	10/17/57	$—	$(289,758)	$(262,158)	$27,600
CMBX.NA.AAA.8	BCLY	USD	2,005,000	0.50%	10/17/57	—	(74,973)	(83,961)	(8,988)
CMBX.NA.AAA.8	CSI	USD	2,820,000	0.50%	10/17/57	—	(95,720)	(116,914)	(21,194)

Total						$—	$(460,451)	$(463,033)	$(2,582)

Total traded indices						$836,891	$(494,262)	$322,405	$(20,224)

Credit default swaps on single-name issues:
Buy protection:
Advanced Micro
Devices	JPM	USD	2,490,000	(5.00%)/13.68%	09/20/20	$350,714	$—	$689,160	$338,446
Advanced Micro
Devices	JPM	USD	500,000	(5.00%)/13.68%	09/20/20	89,239	—	138,385	49,146
Advanced Micro
Devices	JPM	USD	250,000	(5.00%)/13.68%	09/20/20	55,330	—	69,193	13,863
Amkor Technology, Inc	JPM	USD	3,060,000	(5.00%)/4.71%	09/20/20	—	(31,612)	(56,697)	(25,085)

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Australia & New Zealand Banking Group Ltd.	DEUT	USD	3,350,000	(1.00%)/1.28%	09/20/20	—	(19,660)	$42,348	62,008
Avis Budget Group, Inc.	BOA	USD	2,500,000	(5.00%)/1.40%	06/20/18	—	(249,114)	(269,294)	(20,180)
Avis Budget Group, Inc.	BOA	USD	75,000	(5.00%)/0.69%	03/20/17	2,812	—	(5,741)	(8,553)
Beazer Homes USA, Inc.	BOA	USD	1,620,000	(5.00%)/3.08%	12/20/18	—	(15,063)	(109,916)	(94,853)
CenturyLink. Inc.	DEUT	USD	1,720,000	(1.00%)/2.22%	09/20/19	54,806	—	80,159	25,353
Commonwealth Bank Of Australia	DEUT	USD	3,450,000	(1.00%)/1.28%	09/20/20	—	(20,247)	44,213	64,460
D.R. Horton Inc.	JPM	USD	5,890,000	(1.00%)/1.38%	09/20/20	128,210	—	102,132	(26,078)
Darden Restaurants, Inc.	CBK	USD	3,135,000	(1.00%)/0.72%	03/20/20	64,781	—	(42,655)	(107,436)
Dell Inc.	JPM	USD	7,130,000	(1.00%)/3.07%	09/20/20	618,372	—	679,800	61,428
Domtar Corp.	GSC	USD	55,000	(1.00%)/0.24%	12/20/16	2,811	—	(649)	(3,460)
First Data Corp.	MSC	USD	5,450,000	(5.00%)/1.03%	09/20/17	—	(352,790)	(491,890)	(139,100)
Freeport - McMoran, Inc.	JPM	USD	2,425,000	(1.00%)/4.47%	09/20/20	249,878	—	369,647	119,769
Hertz Corp.	BOA	USD	1,250,000	(5.00%)/1.84%	06/20/18	—	(108,364)	(118,317)	(9,953)
MDC Holdings, Inc.	JPM	USD	3,075,000	(1.00%)/1.34%	03/20/20	101,000	—	42,893	(58,107)
National Australia Bank Ltd.	DEUT	USD	3,350,000	(1.00%)/1.25%	09/20/20	—	(19,660)	38,252	57,912
Peugeot S.A.	CBK	EUR	70,000	(1.00%)/0.57%	12/20/16	17,706	—	(553)	(18,259)
Portugal Telecom International Finance B.V.	JPM	EUR	3,000,000	(5.00%)/5.99%	03/20/20	—	(204,199)	107,424	311,623
Rite Aid Corp.	GSC	USD	105,000	(5.00%)/0.63%	06/20/17	8,400	—	(9,291)	(17,691)
Ryland Group, Inc.	DEUT	USD	4,000,000	(5.00%)/0.47%	09/20/17	—	(289,179)	(411,990)	(122,811)
Ryland Group, Inc.	DEUT	USD	3,400,000	(5.00%)/0.59%	12/20/17	—	(276,676)	(378,141)	(101,465)
Starwood Hotels & Resorts	JPM	USD	9,100,000	(1.00%)/0.70%	09/20/20	—	(101,974)	(145,671)	(43,697)
Teck Resources Ltd.	GSC	USD	730,000	(5.00%)/6.20%	09/20/20	42,296	—	32,523	(9,773)
Tenet Healthcare Corp.	MSC	USD	3,275,000	(5.00%)/1.05%	12/20/17	—	(238,004)	(326,028)	(88,024)
Thyssen Krupp AG	MSC	EUR	4,925,000	(1.00%)/1.63%	06/20/20	103,830	—	154,578	50,748
Vale Overseas Ltd.	BNP	USD	6,135,000	(1.00%)/4.02%	09/20/20	834,625	—	828,630	(5,995)
Westpac Banking Corp.	DEUT	USD	3,350,000	(1.00%)/1.27%	09/20/20	—	(19,660)	40,398	60,058

Total						$2,724,810	$(1,946,202)	$1,092,902	$314,294

Credit default swaps on single-name issues:
Sell protection:
Avis Budget Group, Inc.	GSC	USD	2,500,000	5.00%/3.16%	09/20/20	$215,453	$—	$228,654	$13,201
Banco Santander S.A.	CSFB	EUR	4,510,000	1.00%/0.99%	06/20/20	30,697	—	7,178	(23,519)
Beazer Homes USA, Inc.	JPM	USD	6,700,000	5.00%/4.57%	09/20/20	344,319	—	167,773	(176,546)
First Data Corp.	JPM	USD	5,450,000	5.00%/3.33%	09/20/20	508,978	—	452,256	(56,722)
Hertz Corp.	JPM	USD	1,250,000	5.00%/3.94%	09/20/20	64,282	—	67,516	3,234
Liberty Interactive LLC	BCLY	USD	850,000	5.00%/2.17%	03/20/20	78,885	—	109,918	31,033
Liberty Interactive LLC	GSC	USD	1,425,000	5.00%/2.17%	03/20/20	153,517	—	184,273	30,756
Ryland Group, Inc.	JPM	USD	4,230,000	5.00%/1.74%	09/20/20	668,320	—	691,268	22,948
Sprint Communications, Inc.	MSC	USD	2,250,000	5.00%/5.41%	09/20/20	—	(36,285)	(27,590)	8,695
Tenet Healthcare Corp.	MSC	USD	3,275,000	5.00%/3.1%	09/20/20	278,952	—	307,973	29,021
United Rentals, Inc.	GSC	USD	2,625,000	5.00%/3.33%	09/20/20	316,344	—	219,337	(97,007)

Total						$2,659,747	$(36,285)	$2,408,556	$(214,906)

Total single-name issues						$5,384,557	$(1,982,487)	$3,501,458	$99,388

Total OTC contracts						$6,221,448	$(2,476,749)	$3,823,863	$79,164

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding July 31, 2015

Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CDX.NA.HY.24	USD 2,227,500	(5.00%)	06/20/20	$(136,692)	$(151,889)	$(15,197)

Total				$(136,692)	$(151,889)	$(15,197)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2015

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

	3M KRW
JPM	KWCDC	1.73% Fixed	KRW	79,324,320,000	09/21/18	$—	$—	$(130,079)	$(130,079)
	3M KRW
GSC	KWCDC	2.24% Fixed	KRW	12,879,035,000	09/16/25	—	—	18,109	18,109
	3M KRW
JPM	KWCDC	2.24% Fixed	KRW	3,382,230,000	09/16/25	—	—	4,756	4,756
	3M SEK
JPM	STIBOR	1.18% Fixed	SEK	454,250,000	09/19/19	—	—	45,892	45,892
	3M SEK
GSC	STIBOR	2.30% Fixed	SEK	97,200,000	09/16/25	—	—	16,244	16,244
MSC	7.13% Fixed	3M ZAR JIBAR	ZAR	484,330,000	06/15/17	—	—	63,637	63,637
MSC	8.38% Fixed	3M ZAR JIBAR	ZAR	503,065,000	09/21/17	—	—	61,193	61,193
JPM	7.40% Fixed	3M ZAR JIBAR	ZAR	503,120,000	09/21/17	—	—	58,749	58,749
	6M NOK
JPM	NIBOR	1.85% Fixed	NOK	211,950,000	09/20/19	—	—	98,994	98,994

Total						$—	$—	$237,495	$237,495

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2015

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

0.87% Fixed	3M JPY LIBOR	JPY	3,204,610,000	09/16/25	$—	$—	$84,178	$84,178
2.34% Fixed	3M USD LIBOR	USD	75,300,000	06/15/26	2,050,063	—	1,272,261	(777,802)
3M USD LIBOR	1.25% Fixed	USD	260,590,000	06/15/17	166,772	—	177,829	11,057
3M USD LIBOR	1.63% Fixed	USD	328,360,000	06/15/18	57,439	—	930,976	873,537
6M EUR EURIBOR	1.65% Fixed	EUR	3,950,000	09/16/45	50,097	—	157,601	107,504
1.12% Fixed	6M EUR EURIBOR	EUR	9,920,000	09/16/25	—	(52,310)	(110,943)	(58,633)
6M GBP LIBOR	1.32% Fixed	GBP	170,540,000	06/15/17	80,876	—	67,438	(13,438)
6M GBP LIBOR	1.89% Fixed	GBP	262,450,000	06/21/19	449,519	—	(253,471)	(702,990)

Total					$2,854,766	$(52,310)	$2,325,869	$(476,587)

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2015
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/28/15	CBK	$3,935,903	$3,938,152	$2,249
AUD	Buy	08/28/15	BNP	3,939,730	3,938,881	(849)
AUD	Buy	08/28/15	BOA	3,948,785	3,943,989	(4,796)
AUD	Buy	08/28/15	DEUT	3,951,325	3,943,989	(7,336)
AUD	Buy	08/28/15	BCLY	1,601,737	1,587,081	(14,656)
AUD	Buy	08/28/15	JPM	7,906,224	7,890,898	(15,326)
AUD	Buy	08/28/15	JPM	3,888,465	3,856,426	(32,039)
AUD	Buy	08/28/15	NAB	3,888,363	3,855,696	(32,667)
AUD	Sell	08/28/15	JPM	7,870,779	7,891,627	(20,848)
AUD	Sell	08/28/15	BCLY	333,790,740	334,723,186	(932,446)
BRL	Sell	09/02/15	SSG	721,441	679,432	42,009
CAD	Buy	08/28/15	MSC	7,306,168	7,205,093	(101,075)
CAD	Sell	08/28/15	RBC	277,805,746	278,004,185	(198,439)
CHF	Sell	08/28/15	UBS	15,063,388	14,904,622	158,766
CHF	Sell	08/28/15	BCLY	4,253,783	4,236,563	17,220
CHF	Sell	08/28/15	DEUT	5,065,418	5,091,127	(25,709)
DKK	Sell	08/28/15	BOA	142,807,005	142,847,126	(40,121)
EUR	Buy	08/28/15	BCLY	8,254,197	8,322,212	68,015
EUR	Buy	08/28/15	BOA	7,841,350	7,893,742	52,392
EUR	Buy	08/28/15	DEUT	5,112,334	5,152,630	40,296
EUR	Buy	08/28/15	HSBC	5,313,355	5,257,002	(56,353)
EUR	Buy	08/28/15	GSC	7,971,021	7,888,249	(82,772)
EUR	Buy	08/28/15	UBS	70,737,730	70,192,230	(545,500)
EUR	Buy	08/28/15	UBS	70,938,984	70,192,231	(746,753)
EUR	Buy	08/31/15	CBK	9,819	9,888	69
EUR	Buy	08/31/15	UBS	5,017,604	4,964,893	(52,711)
EUR	Sell	08/28/15	UBS	146,455,556	145,326,152	1,129,404
EUR	Sell	08/28/15	CBK	5,269,468	5,243,817	25,651
EUR	Sell	08/28/15	MSC	3,040,514	3,026,758	13,756
EUR	Sell	08/28/15	GSC	15,678,472	15,667,732	10,740
EUR	Sell	08/28/15	GSC	5,149,362	5,152,630	(3,268)
EUR	Sell	08/28/15	GSC	15,643,176	15,667,732	(24,556)
EUR	Sell	08/28/15	GSC	10,531,122	10,567,837	(36,715)
EUR	Sell	08/28/15	GSC	10,522,099	10,567,836	(45,737)
EUR	Sell	08/31/15	UBS	69,631,329	68,899,831	731,498
EUR	Sell	09/16/15	JPM	18,429,080	17,995,097	433,983
GBP	Buy	08/28/15	JPM	70,569,156	70,624,944	55,788
GBP	Sell	08/28/15	BCLY	1,609,882	1,608,164	1,718
GBP	Sell	08/28/15	UBS	11,426,858	11,502,276	(75,418)
GBP	Sell	08/28/15	RBS	12,595,394	12,693,566	(98,172)
GBP	Sell	08/28/15	BNP	50,118,898	50,482,299	(363,401)
GBP	Sell	08/28/15	CSFB	97,289,535	97,994,960	(705,425)
GBP	Sell	08/28/15	RBS	147,347,952	148,477,260	(1,129,308)
INR	Buy	08/28/15	JPM	7,782,225	7,721,234	(60,991)
JPY	Buy	08/28/15	DEUT	3,922,177	3,925,281	3,104
JPY	Buy	08/28/15	GSC	3,922,525	3,925,281	2,756
JPY	Buy	08/28/15	JPM	7,901,786	7,857,021	(44,765)
JPY	Buy	08/28/15	BNP	142,200,192	142,043,154	(157,038)
JPY	Sell	08/24/15	RBS	25,086,407	25,018,807	67,600
JPY	Sell	08/28/15	JPM	7,865,278	7,857,424	7,854
JPY	Sell	08/28/15	BCLY	1,490,214	1,491,502	(1,288)
KRW	Sell	08/28/15	CBK	189,049,799	187,120,222	1,929,577
KRW	Sell	08/31/15	JPM	4,623,003	4,553,932	69,071
KRW	Sell	08/31/15	HSBC	4,189,855	4,192,359	(2,504)
MXN	Sell	08/28/15	RBC	3,600,550	3,636,160	(35,610)
MXN	Sell	08/28/15	UBS	3,877,382	3,918,755	(41,373)
NOK	Sell	08/28/15	DEUT	284,597,996	285,259,492	(661,496)
NZD	Buy	08/28/15	UBS	10,797,325	10,779,884	(17,441)
NZD	Sell	08/28/15	BNP	3,945,348	3,911,577	33,771
NZD	Sell	08/28/15	CBK	3,940,418	3,911,577	28,841
PLN	Buy	08/28/15	DEUT	17,519,557	17,469,646	(49,911)
PLN	Buy	08/31/15	DEUT	92,165	91,904	(261)

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

RUB	Buy	08/28/15	GSC	3,568,010	$3,490,104	(77,906)
RUB	Buy	08/28/15	JPM	3,609,567	3,490,104	(119,463)
RUB	Sell	08/28/15	JPM	3,641,478	3,457,687	183,791
RUB	Sell	08/28/15	MSC	3,559,162	3,457,686	101,476
RUB	Sell	08/28/15	BOA	67,088	64,835	2,253
SEK	Buy	08/28/15	GSC	30,090,831	29,952,554	(138,277)
SEK	Sell	08/28/15	GSC	268,383,708	267,150,403	1,233,305
SEK	Sell	08/28/15	BCLY	3,949,906	3,945,444	4,462
SEK	Sell	08/31/15	GSC	861,874	857,892	3,982
SGD	Buy	08/28/15	BCLY	2,804,798	2,792,963	(11,835)
SGD	Sell	08/28/15	MSC	4,183,036	4,165,775	17,261
SGD	Sell	08/28/15	HSBC	5,261,366	5,245,817	15,549
SGD	Sell	08/28/15	BOA	2,805,413	2,792,962	12,451
TRY	Buy	08/28/15	UBS	5,116,736	5,035,607	(81,129)
TRY	Sell	08/28/15	HSBC	5,055,389	5,014,133	41,256
TRY	Sell	08/28/15	MSC	21,522	21,474	48
ZAR	Buy	08/28/15	UBS	8,577,829	8,432,294	(145,535)
ZAR	Buy	08/31/15	RBS	192,347	189,865	(2,482)
ZAR	Sell	08/28/15	CSFB	3,898,650	3,835,650	63,000
ZAR	Sell	08/28/15	CSFB	3,848,520	3,840,368	8,152

Total						$(428,587)

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit i Traxx - Europe
ITRAXX.SUB-FIN	Markit iTraxx Subordinated Financial **Index**
KWCDC	South Korean Won 3 Month Certificate of Deposit

Other Abbreviations:
CD	Certificate of Deposit
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-Counter
STIBOR	Stockholm Interbank Offered Rate

The Hartford World Bond Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund's investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$522,525,996	$—	$509,550,977	$12,975,019
Corporate Bonds	372,341,570	—	372,341,570	—
Foreign Government Obligations	1,852,002,143	—	1,852,002,143	—
Senior Floating Rate Interests	101,495,030	—	101,495,030	—
U.S. Government Agencies	30,358,228	—	30,358,228	—
U.S. Government Securities	345,691,601	—	345,691,601	—
Convertible Bonds	921,926	—	921,926	—
Preferred Stocks	2,912,804	2,912,804	—	—
Short-Term Investments	164,581,667	164,581,667	—	—
Purchased Options	3,047,980	—	3,047,980	—
Foreign Currency Contracts(2)	6,613,114	—	6,613,114	—
Futures Contracts(2)	1,353,740	1,353,740	—	—
Swaps - Credit Default(2)	1,476,379	—	1,476,379	—
Swaps - Interest Rate(2)	1,443,850	—	1,443,850	—

Total	$3,406,766,028	$168,848,211	$3,224,942,798	$12,975,019

Liabilities
Foreign Currency Contracts(2)	$(7,041,701)	$—	$(7,041,701)	$—
Futures Contracts(2)	(2,438,854)	(2,438,854)	—	—
Swaps - Credit Default(2)	(1,412,412)	—	(1,412,412)	—
Swaps - Interest Rate(2)	(1,682,942)	—	(1,682,942)	—
Written Options	(280,941)	—	(280,941)	—

Total	$(12,856,850)	$(2,438,854)	$(10,417,996)	$—

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Total
Beginning balance	$30,933,940	$30,933,940
Purchases	20,470,052	20,470,052
Sales	(5,311,730)	(5,311,730)
Accrued discounts/(premiums)	192,818	192,818
Total realized gain/(loss)	322,272	322,272
Net change in unrealized appreciation/depreciation	(206,669)	(206,669)
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	(33,425,664)	(33,425,664)
Ending balance	$12,975,019	$12,975,019

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $5,155.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Mutual Funds, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”), portfolio investments and other assets held by each Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, each Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board of Directors”). Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign investments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that a Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Company's Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, a Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which is an average of the dealer marks and dealer runs. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of certain Funds shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange ("NYSE") is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the "Valuation Date").

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Company's Treasurer or designee and a Vice President of the investment manager or designee. A Vice President of the Company with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Company's Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s subadviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.

For information regarding a Fund's other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: September 29, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 29, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: September 29, 2015	By:	/s/ Michael Flook
Michael Flook
Vice President, Treasurer and Controller